As filed with the Securities and Exchange	Registration No. 033-75962*
Commission on April 3, 2012	Registration No. 811-02513
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N-4
Post-Effective Amendment No. 59 To REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Variable Annuity Account C of
ING Life Insurance and Annuity Company
One Orange Way, Windsor, Connecticut 06095-4774
Depositor’s Telephone Number, including Area Code: (860) 580-2824
J. Neil McMurdie, Senior Counsel ING US Legal Services One Orange Way, C2N, Windsor, Connecticut 06095-4774 (Name and Address of Agent for Service)
It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 30, 2012 pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Group Deferred Variable and Fixed Annuity Contracts
*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier
Registration Statement: 033-75978.

PART A

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C OPPORTUNITY PLUS CONTRACT PROSPECTUS – APRIL 30, 2012

The Contracts. The contracts described in this prospectus are group deferred variable and fixed annuity contracts issued by ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”). The contracts may be single purchase payment contracts, which allow for lump-sum payments, or installment purchase payment contracts, which are designed for installment payments but which also accept lump-sum payments. They are intended to be used as funding vehicles for certain types of supplemental retirement programs, including those that qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue
Code of 1986, as amended (“Tax Code”).

Why Reading this Prospectus is Important. Before you participate in the contract through a supplemental retirement program, you should read this prospectus. It provides facts about the contract and its investment options.
Prospective contract holders (generally a school district or a public university or college in the State of New York to which we issue a master contract) should read this prospectus to help determine if the contract is appropriate for those employees eligible to participate. Keep this document for future reference.

You may participate in this contract if you are an eligible employee of a school board or public university or college in the State of New York.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account, you instruct us to direct account dollars to any of the available options.

The Funds
Alger Green Fund (Class A)(1)	ING JPMorgan Emerging Markets Equity Portfolio (Class I)
Amana Growth Fund(1)	ING Large Cap Growth Portfolio (Class I)
Amana Income Fund(1)	ING Large Cap Value Portfolio (Class I)
American Century® Income & Growth Fund (A Class)(1)	ING Marsico Growth Portfolio (Class I)
American Century® Inflation-Adjusted Bond Fund (Investor Class)(1)	ING MFS Total Return Portfolio (Class I)
BlackRock Mid Cap Value Opportunities Fund (Investor A Shares)(1)	ING Money Market Portfolio (Class I)
Calvert VP SRI Balanced Portfolio	ING Oppenheimer Global Portfolio (Class I)
EuroPacific Growth Fund® (Class R-4)(1)	ING PIMCO High Yield Portfolio (Class I)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	ING PIMCO Total Return Portfolio (Class S)
Fidelity® VIP Contrafund® Portfolio (Initial Class)	ING Pioneer Mid Cap Value Portfolio (Class I)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	ING RussellTM Large Cap Growth Index Portfolio (Class I)
Fidelity® VIP High Income Portfolio (Initial Class)	ING Small Company Portfolio (Class I)(3)
Fidelity® VIP Index 500 Portfolio (Initial Class)	ING Strategic Allocation Conservative Portfolio (Class I)(4)
Fidelity® VIP Overseas Portfolio (Initial Class)	ING Strategic Allocation Growth Portfolio (Class I)(4)
Franklin Small Cap Value Securities Fund (Class 2)	ING Strategic Allocation Moderate Portfolio (Class I)(4)
ING Balanced Portfolio (Class I)	ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)
ING Baron Growth Portfolio (Class S)(2)	ING T. Rowe Price Growth Equity Portfolio (Class I)
ING BlackRock Large Cap Growth Portfolio (Class I)	ING Templeton Foreign Equity Portfolio (Class I)
ING BlackRock Science and Technology Opportunities Portfolio	ING Thornburg Value Portfolio (Class I)
(Class I)	ING UBS U.S. Large Cap Equity Portfolio (Class I)
ING Clarion Global Real Estate Portfolio (Class I)	Invesco Mid Cap Core Equity Fund (Class A)(1)
ING Global Bond Portfolio (Class I)	Invesco Van Kampen V.I. American Franchise Fund (Series I)
ING Global Resources Portfolio (Class S)	Invesco V.I. Core Equity Fund (Series I)
ING Growth and Income Portfolio (Class I)	Lord Abbett Series Fund – Mid Cap Stock Portfolio (Class VC)(2)
ING Index Plus LargeCap Portfolio (Class I)	New Perspective Fund® (Class R-4)(1)
ING Index Plus MidCap Portfolio (Class I)	Oppenheimer Developing Markets Fund (Class A)(1)
ING Index Plus SmallCap Portfolio (Class I)	Pax World Balanced Fund (Individual Investor Class)(1)
ING Intermediate Bond Portfolio (Class I)	The Growth Fund of America® (Class R-4)(1)
ING International Index Portfolio (Class I)	USAA Precious Metals and Minerals Fund (Adviser Shares)(1)
ING Invesco Van Kampen Comstock Portfolio (Class S)	Washington Mutual Investors FundSM (Class R-4)(1)
ING Invesco Van Kampen Equity and Income Portfolio (Class I)	Wells Fargo Advantage Special Small Cap Value Fund (Class A)(1)

(1)	This fund is available to the general public, in addition to being available through variable annuity contracts. See “INVESTMENT OPTIONS.”
(2)	This fund has changed its name to the name listed above. See APPENDIX III–Fund Descriptions for a complete list of former and current fund names since your last prospectus supplement.
(3)	ING Small Company Portfolio is only available to plans offering the fund prior to April 29, 2011.
(4)	These portfolios are structured as fund of funds that invest directly in shares of underlying funds. See “FEES–Funds Fees and Expenses” for additional information.

PRO.75962-12

CONTRACT PROSPECTUS - APRIL 30, 2012 (CONTINUED)

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account C (the “separate account”). Each subaccount invests in one of the mutual funds (funds) listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the “INVESTMENT OPTIONS” on page 12 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Fixed Interest Options.
• Guaranteed Accumulation Account
• Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the
Guaranteed Accumulation Account.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “CONTRACT DISTRIBUTION” for further information about the amount of compensation we pay.

Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the April 30, 2012 Statement of Additional Information (“SAI”) free of charge by indicating your request on your enrollment materials, by calling the Opportunity Plus Service Center at
1-800-677-4636 or by writing to us at the address listed in “CONTRACT OVERVIEW–Questions: Contacting the Company.” You may also obtain a prospectus or an SAI for any of the funds, or a Guaranteed Accumulation
Account prospectus, by calling that number. This prospectus, the Guaranteed Accumulation Account prospectus, the
SAI and other information about the separate account may be obtained by accessing the Securities and Exchange
Commission’s (“SEC”) website, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operation of the SEC Public
Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov, or by writing to SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When
looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 033-75962. The number assigned to the registration statement for the Guaranteed Accumulation Account is 333-180532. The SAI
table of contents is listed on page 50 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

PRO.75962-12	2

CONTRACT OVERVIEW	4
Who’s Who
The Contract and Your Supplemental Retirement Program
Contract Rights
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: Accumulation Phase, Income Phase

FEE TABLE	6
CONDENSED FINANCIAL INFORMATION	8
THE COMPANY	8
CONTRACT PURCHASE AND PARTICIPATION	9
CONTRACT OWNERSHIP AND RIGHTS	11
RIGHT TO CANCEL	11
INVESTMENT OPTIONS	12
FEES	15
YOUR ACCOUNT VALUE	21
TRANSFERS	22
WITHDRAWALS	26
OPTIONAL MINIMUM GUARANTEED WITHDRAWAL BENEFIT ENDORSEMENT	27
SYSTEMATIC DISTRIBUTION OPTIONS	33
LOANS	34
DEATH BENEFIT	34
INCOME PHASE	36
TAX CONSIDERATIONS	39
CONTRACT DISTRIBUTION	45
OTHER TOPICS	48
Anti-Money Laundering - Opportunity Plus Service Center - Performance Reporting - Contract Modification - Legal Proceedings - Payment Delay or Suspension - Intent to Confirm Quarterly
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	50
APPENDIX I - Guaranteed Accumulation Account	51
APPENDIX II - Fixed Account	54
APPENDIX III - Fund Descriptions	55
APPENDIX IV - MGWB Endorsement Partial Withdrawal Examples	62
APPENDIX V - Examples of MGWB Rebalancing	64
APPENDIX VI - Condensed Financial Information	CFI-I

PRO.75962-12 3

CONTRACT OVERVIEW
Questions: Contacting the Company: To answer your questions, contact your local representative or write or call the Company through:	The following is a summary. Please read each section of this prospectus for additional information.
Who’s Who

You (the “participant”): The individual participating in a supplemental retirement program, where the program uses the contract as a funding option.

Plan Sponsor: The sponsor of your supplemental retirement program.
Generally, your employer.

Contract Holder: The person or entity to whom we issue the contract. The contract holder is generally a school district or a public university or college in the State of New York to which we have issued the master contract. We may also refer to the contract holder as the contract owner.

We, us, our (the “Company”): ING Life Insurance and Annuity Company.
We issue the contract.

For all regular mail, please use:

Opportunity Plus Service Center
ING National Trust
P.O. Box 9810
Providence, RI 02940-8010

For overnight delivery, please use:

Opportunity Plus Service
Center
ING National Trust
4400 Computer Drive
Westborough, MA 01581
The Contract and Your Supplemental Retirement Program

Supplemental Retirement Program (“plan”): A plan sponsor has established a supplemental retirement program for you. The term “contract(s)” in this prospectus refers to the group deferred variable annuity contract offered as a funding option for that plan.

Plan Type: We refer to the supplemental retirement program in this prospectus as a 403(b) or Roth 403(b) plan. For a description, see “TAX CONSIDERATIONS.”

Use of an Annuity Contract in your Plan: Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 403(b) or Roth 403(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit and the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your local representative taking into account the additional fees and expenses you may incur in an annuity. See “CONTRACT PURCHASE AND
PARTICIPATION.”

1-800-OPP-INFO
(1-800-677-4636)

Sending Forms and Written
Requests in Good Order.

If you are writing to change
your beneficiary, request a
withdrawal, or for any other
purpose, contact your local
representative or the Company
through the Opportunity Plus
Service Center to learn what
information is required in order
for the request to be in “good
order.” By contacting us, we can
provide you with the appropriate
administrative form for your
requested transaction.
Contract Rights
Generally, a request is
considered to be in “good order”
when it is signed, dated and
made with such clarity and
completeness that we are not
required to exercise any
discretion in carrying it out. We
can only act upon written
requests that are received in
good order.
You generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the contract holder or its delegate. See “TAX CONSIDERATIONS–Taxation of Qualified
Contracts–Distributions–Eligibility–403(b) and Roth 403(b) Plans.”
Contract Facts
Free Look/Right to Cancel: Contract holders and participants may cancel their purchase no later than 10 days after they receive the contract (or other document evidencing their interest). See “RIGHT TO CANCEL.”

PRO.75962-12	4

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “DEATH BENEFIT” and “INCOME PHASE.”

Withdrawals: During the accumulation phase, you may, subject to the limits in the contract and your plan, withdraw all or a part of your account value. Certain fees and taxes may apply. See “WITHDRAWALS” and
“TAX CONSIDERATIONS.” Amounts withdrawn from the Guaranteed Accumulation Account may be subject to a market value adjustment. See APPENDIX I.

Systematic Distribution Options: You may elect to receive regular payments from your account, while retaining the account in the accumulation phase. See “SYSTEMATIC DISTRIBUTION OPTIONS.”

Fees: Certain fees are deducted from your account value. See “FEE TABLE” and “FEES.”

Taxation: Amounts you receive as a distribution will generally be included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See “TAX CONSIDERATIONS.”

Contract Phases

Accumulation Phase (accumulating retirement benefits)
Payments to Your Account
STEP 1: You provide ING Life Insurance and Annuity
Company with your completed enrollment materials and we
may set up one or more accounts for you. We may set up
account(s) for employer contributions and/or contributions
from your salary.
Step 1 ||
ING Life Insurance and Annuity Company

|| Step 2 ||
STEP 2: You direct us to invest your account dollars in any of the following investment options:	Fixed Interest Options	Variable Annuity Account C Variable Investment Options
• Fixed Interest Options; or
•	Variable Investment Options. (The variable investment
options are the subaccounts of the separate account.
Each one invests in a specific mutual fund.) The
subaccount(s) selected purchases shares of its
corresponding fund.

The Subaccounts
		A	B	Etc.
|| Step 2 ||
		Mutual Fund A	Mutual Fund B
Income Phase (receiving income phase payments from your contract)

The contract offers several income phase payment options. See “INCOME PHASE.” In general, you may:
•	Receive income phase payments over a lifetime or for a specified period;
•	Receive income phase payments monthly, quarterly, semi-annually or annually;
•	Select an income phase payment option that provides a death benefit to your beneficiary(ies); and
•	Select fixed income phase payments, variable income phase payments (that vary based on the performance of the variable investment options you select), or a combination of fixed and variable income phase payments.

PRO.75962-12 5

		FEE TABLE

In This Section:	The following tables describe the fees and expenses that you will pay during the accumulation phase when buying, owning, and withdrawing account value from your contract. See “INCOME PHASE” for fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Expenses

The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract, take a loan from the contract or transfer cash value between investment options.
State premium taxes may also be deducted.*

Early Withdrawal Charge[1]                                                5.0%
(as a percentage of amount withdrawn)

		Maximum Periodic Fees and Charges
•	Maximum Transaction Expenses;
•	Maximum Periodic Fees and Charges;
•	Fund Fees and Expenses; and
•	Examples.
See the “FEES” Section for:
•	Early Withdrawal Charge Schedules;
•	How, When and Why Fees are Deducted;
•	Redemption Fees; and
•	Premium and Other Taxes.
		The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

		Separate Account Annual Expenses (as a percentage of average account value)
			Maximum Charges	Current Charges
		Mortality and Expense Risk Charge[2]	1.00%	1.00%

		Administrative Expense Charge[3]	0.25%	0.10%

		Total Separate Account Annual Expenses	1.25%	1.10%

		Optional Endorsement Charges (Applicable only if you elected to purchase optional Minimum Guaranteed Withdrawal Benefit Endorsement prior to April 29, 2011)

		Minimum Guaranteed Withdrawal Benefit Endorsement Charge (“MGWB Endorsement Charge”)(as a percentage of the MGWB Base)[4]

		Maximum Annual Charge (charge deducted quarterly):		1.20%
		Current Annual Charge (charge deducted quarterly):		0.40%

*	State premium taxes (which currently range from 0.0% to 4.0% of premium payments) may apply, but are not reflected in the fee tables or examples. See “FEES–Premium and Other Taxes.”
1	This is a deferred sales charge. For single purchase payment contracts, there is no withdrawal charge. For installment purchase payment contracts, the early withdrawal charge applies to account values in the Fixed Account and to account values in the subaccounts and the Guaranteed Accumulation Account that were attributable to amounts held in the Fixed
Account at any time. The early withdrawal charge reduces over time and may be calculated differently where both a Roth
403(b) account and traditional 403(b) account are available. These fees may be waived, reduced or eliminated in certain
	circumstances. See “FEES.”
2	The mortality and expense risk charge for the ING Money Market Portfolio subaccount is currently 0.35% on an annual basis.
3	We reserve the right to deduct a daily charge of not more than 0.25% on an annual basis from the subaccounts.
4	We deduct the MGWB Endorsement Charge from the subaccounts in which you are invested on each quarterly endorsement anniversary. In addition, a pro rata portion of the quarterly charge will be deducted upon a full surrender of the eligible account value, upon cancellation of the endorsement, and upon the application of the eligible account value to an income phase option. See “MGWB Endorsement Charge” and “Calculating the Minimum Guaranteed Withdrawal Benefit
Base,” for further information on this charge and on the Minimum Guaranteed Withdrawal Benefit Base (“MGWB Base”).

PRO.75962-12		6

Separate Account Charge Table

The following table shows the total annual charges you could pay, based upon the amounts you invested in the subaccounts (unless otherwise indicated), if you elected to purchase the MGWB Endorsement prior to
April 29, 2011, based on maximum or current charges under the contract. For purposes of these tables, we have assumed that the value of the amounts invested in the subaccounts is the same as the MGWB Base.

Maximum Charges:

Maximum Mortality & Expense Risk Charge	1.00%
Maximum Administrative Expense Charge	0.25%
Maximum MGWB Endorsement Charge (if MGWB Endorsement	1.20%
was selected prior to April 29, 2011) (as percent of MGWB Base)
Total	2.45%

Current Charges:

Maximum Mortality & Expense Risk Charge	1.00%
Current Administrative Expense Charge	0.10%
Current MGWB Endorsement Charge (if MGWB Endorsement was	0.40%
selected prior to April 29, 2011) (as percent of MGWB Base)
Total	1.50%

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets, including management fees,
distribution (12b-1) and/or service fees, and other expenses)	0.10%	1.90%

See the “FEES–Fund Fees and Expenses” section of this prospectus for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the fund’s affiliates.

PRO.75962-12                                                                           7

Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, the maximum separate account annual expenses applicable to the particular fund, and fund fees and expenses.
The examples also assume you elected the MGWB Endorsement with the maximum annual charge of 1.20%
of the MGWB Base (deducted quarterly).

Maximum Fund Fees and Expenses Examples. The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5.0% return each year and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period*:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period**:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$940	$1,828	$2,727	$4,494	$436	$1,318	$2,211	$4,494

Minimum Fund Fees and Expenses Examples. The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5.0% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period*:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period**:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$770	$1,331	$1,920	$2,885	$258	$794	$1,355	$2,885

*	This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to installment purchase payment contracts. The installment purchase payment contracts schedule is listed in “FEES.” Under that schedule, if only one $10,000 payment was made as described above, fewer than five purchase payment periods would have been completed at the end of years one, three and five, and the 5.0% charge would apply. At the end of the 10th account year the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.
**	This example does not apply if during the income phase a nonlifetime payment option with variable payments is selected and a lump-sum withdrawal is requested within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In APPENDIX VI, we provide condensed financial information about the separate account subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity
Company are located in the Statement of Additional Information.

THE COMPANY

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a direct, wholly owned subsidiary of Lion Connecticut
Holdings Inc.

PRO.75962-12	8

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable
Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas
life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life
Insurance and Annuity Company.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof. On
November 10, 2010, ING announced that ING and its U.S. insurance affiliates, including the Company, are preparing for a base case of initial public offering (“IPO”) of the Company and its U.S.-based insurance and investment management affiliates.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

One Orange Way
Windsor, Connecticut 06095-4774

Regulatory Matters. As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-
regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. These currently include an inquiry regarding the
Company’s policy for correcting errors made in processing trades for ERISA plans and plan participants. Some of these investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of the investigations, examinations, audits, inquiries and any such regulatory action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, additional payments to plans or participants, disgorgement, settlement payments, penalties, fines, and other financial liability and changes to the Company’s policies and procedures, the financial impact of which cannot be estimated at this time, but management does not believe will have a material adverse effect on the Company’s financial position or results of operations. It is the practice of the Company and its affiliates to cooperate fully in these matters.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities, including state insurance regulators, state securities administrators, the SEC, the Financial
Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”). For
example, U.S. federal income tax law imposes certain requirements relating to product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “TAX
CONSIDERATIONS” for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance product design, offering and distribution and administration. Failure to meet any of these complex tax, securities or insurance requirements could subject the Company to administrative penalties imposed by a particular governmental or self regulatory authority and unanticipated claims and costs associated with remedying such failure. Additionally, such failure could harm the Company’s reputation, interrupt the Company’s operations or adversely impact profitability.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are deferred variable annuity contracts that the Company offers in connection with supplemental retirement programs under Tax Code section 403(b), including
Roth 403(b). The plans are established by school boards and public universities and colleges in the State of New
York, for their participants.

PRO.75962-12                                                                            9

There are two group deferred variable annuity contracts:
•	Single purchase payment contracts issued for lump-sum transfers to us of amounts accumulated under a pre- existing plan; and
•	Installment purchase payment contracts established to accept continuing periodic payments, but which may also accept lump-sum transfers.

We reserve the right to set a minimum purchase payment on single purchase payment contracts. Lump-sum transfers below this minimum will be applied to an installment purchase payment contract.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Types of Accounts. There are three types of accounts that may be available under your contract:
•	An employer pre-tax account that will be credited with employer contributions (if any) and any portion of any transfer or rollover contributions attributable to such amounts;
•	An employee pre-tax account that will be credited with employee salary reduction contributions (if any) and the portion of any transfer or rollover contributions attributable to such amounts; and
•	An employee Roth 403(b) account that will be credited with employee after-tax salary contributions to the Roth
403(b) account (if any) and the portion of any transfer or rollover contribution attributable to such amounts.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account
(such as a 403(b) or Roth 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your local representative taking into account the additional fees and expenses you may incur in an annuity.

Purchasing the Contract. The contract holder completes the required forms and the local representative submits them to the Company. We approve the forms and issue a contract to the contract holder.

Participating in the Contract. To participate in the contract, your local representative will assist you in completing an enrollment form and submitting it to the Opportunity Plus Service Center. See “CONTRACT OVERVIEW–
Questions: Contacting the Company.” If your enrollment is accepted, we establish one or more accounts for you under the contract(s). We may establish an employee account for contributions from your salary or rollover amount, an employer account for employer contributions, and a Roth 403(b) account for employee contributions from your salary or rollover amount. Your account includes amounts held under both the installment purchase payment contract and the single purchase payment contract.

Acceptance or Rejection of Application or Enrollment Forms. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold payments for longer periods with the permission of the contract holder. If we agree to this, we will deposit the payments in the ING Money Market Portfolio subaccount until the forms are completed (for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any payments.

Allocating Purchase Payments to the Investment Options. You direct us to allocate initial purchase payments to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and by telephone or electronically.

Allocations must be in whole percentages and there may be limitations on the number of investment options that can be selected at any one time. See “INVESTMENT OPTIONS” and “TRANSFERS.”

Tax Code Restriction. The Tax Code places some limitations on contributions to your account. See “TAX
CONSIDERATIONS.”

PRO.75962-12                                                                       10

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your local representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

•	Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement program. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;
•	Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;
•	Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides.
As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and
•	Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. If you are exchanging from another annuity contract, New York state law requires completion of replacement forms, which will assist you in this comparison. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your local representative or tax adviser to make sure that the exchange will be handled so that it is tax free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. The contract holder is the school district or a public university or college to which we have issued the master contract.

Who Owns Money Accumulated Under the Contract? We establish one or more accounts for you under the contracts. Generally, we establish an employee account to receive salary reduction and rollover amounts, an employer account to receive employer contributions, and Roth 403(b) account(s) to receive employee after-tax salary reduction and rollover amounts. You have the right to the value of your employee account and any employer account, to the extent you are vested as interpreted by the contract holder.

What Rights Do I Have Under the Contract? You generally hold all rights under the contract and may make all elections for your accounts, subject to the consent and approval of the contract holder or its delegate in connection with certain distributions and other transactions related to your account. See “CONTRACT OVERVIEW–
Contract Rights” and “TAX CONSIDERATIONS–Taxation of Qualified Contracts–Distributions–
Eligibility.”

RIGHT TO CANCEL

When and How to Cancel. You or the contract holder may cancel your purchase within 10 days after receiving the contract (or other document evidencing your interest) by returning it to the Opportunity Plus Service Center or your local representative along with a written notice of cancellation.

PRO.75962-12                                                               11

Refunds. We will produce a refund to you or the contract holder no later than seven calendar days after we receive the contract or other document evidencing your interest and the written notice of cancellation at the Opportunity
Plus Service Center. The refund will equal the dollars contributed to the contract plus any earnings and less any losses attributable to the purchase payments allocated to the variable investment options. Any mortality and expense risk charges, administrative expense charges, or optional endorsement charges deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge. We will not apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, generally a school district or a public university or college in the State of New York to which we have issued the master contract, or you instruct us to direct account dollars to any of the available options. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Variable Investment Options

These options are called subaccounts of Variable Annuity Account C. Each subaccount invests in a specific mutual fund. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Variable Annuity Account C

We established Variable Annuity Account C (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life
Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940
(the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus.
We also provide a brief description of each fund in APPENDIX III. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from the address and telephone number listed in “CONTRACT OVERVIEW–Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the
Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared”
funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:
•	Mixed funding – bought for annuities and life insurance.
•	Shared funding – bought by more than one company.

PRO.75962-12                                                                           12

Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:
•	Alger Green Fund	•	New Perspective Fund®
•	Amana Growth Fund	•	Oppenheimer Developing Markets Fund
•	Amana Income Fund	•	Pax World Balanced Fund
•	American Century® Income & Growth Fund	•	The Growth Fund of America®
•	American Century® Inflation-Adjusted Bond Fund	•	USAA Precious Metals and Minerals Fund
•	BlackRock Mid Cap Value Opportunities Fund	•	Washington Mutual Investors FundSM
•	EuroPacific Growth Fund®	•	Wells Fargo Advantage Special Small Cap Value
•	Invesco Mid Cap Core Equity Fund		Fund

See “TAX CONSIDERATIONS–Taxation of Qualified Contracts–Special Considerations for Section 403(b)
Plans” for information about investing in one of the public funds under a 403(b) or Roth 403(b) annuity contract.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds that are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts. Additionally:
•	During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund; and
•	During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

PRO.75962-12                                                                                    13

Right to Change the Separate Account

Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:
•	Offer additional subaccounts that will invest in funds we find appropriate for contracts we issue;
•	Combine two or more subaccounts;
•	Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, we must be provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number listed in “CONTRACT
OVERVIEW–Questions: Contacting the Company.” See also “TRANSFERS” for information about making subaccount allocation changes;
•	Substitute a new fund for a fund in which a subaccount currently invests. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced. A substitution may become necessary if, in our judgment:
▷ A fund no longer suits the purposes of your contract;
▷ There is a change in laws or regulations;
▷ There is a change in the fund’s investment objectives or restrictions;
▷ The fund is no longer available for investment; or
▷ Another reason we deem a substitution is appropriate.
•	Stop selling the contract;
•	Limit or eliminate any voting rights for the Separate Account; or
•	Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

Fixed Interest Options

For descriptions of the fixed interest options, see APPENDICES I and II and the Guaranteed Accumulation
Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge from the
Opportunity Plus Service Center at the address and telephone number listed in “CONTRACT OVERVIEW–
Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference
Branch.

Selecting Investment Options

When selecting investment options:
•	Choose options appropriate for you. Your ING representative can help you evaluate which investment options may be appropriate for your financial goals;
•	Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks;
and
•	Be informed. Read this prospectus, the fund prospectuses, the fixed interest option appendices and the Guaranteed Accumulation Account prospectus.

PRO.75962-12                                                                        14

Furthermore, be aware that there may be:
•	Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. Your plan sponsor may also have selected a subset of variable investment and/or fixed interest options to be available under your plan; and
•	Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 25 investment options at initial enrollment. Thereafter, more than 25 investment options can be selected at any one time.

FEES
The following repeats and adds to information provided in the “FEE TABLE” section. Please review both this section and the Fee Table for information on fees. Transaction Fees		Types of Fees Your account may incur the following types of fees:
		•	Transaction Fees
			▷	Early Withdrawal Charge
Early Withdrawal Charge			▷	Redemption Fees

Under installment purchase payment contracts, withdrawals of all or a portion of your Fixed Account value, or of account values held in the subaccounts or the Guaranteed Accumulation Account that were attributable to amounts held in the Fixed Account at any time, may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. There is no early withdrawal charge under installment purchase payment contracts of amounts distributed under the terms of a settlement agreement with the New York Attorney
General dated October 10, 2006, nor on any earnings attributable to such distributed amounts. In addition, there is no early withdrawal charge for any amounts withdrawn under single purchase payment contracts.

Amount. The charge is a percentage of the amount withdrawn. The percentage will be determined by the early withdrawal charge schedule that applies to your account. The charge will never be more than 8.5%
of total payments to your account.

Purpose. This is a deferred sales charge. This charge may be referred to as a surrender charge in your contract or certificate/enrollment materials. The charge reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

The early withdrawal charge applies to:

		•	Fees Deducted from Investments in the Subaccounts
			▷	Mortality and Expense Risk Charge
			▷	Administrative Expense Charge
			▷	MGWB Endorsement Charge
		•	Fund Fees and Expenses

Terms to Understand in the
Schedules
•  Account Year-a 12-month period
    measured from the date we
    establish your account, or
    measured from any
    anniversary of that date.
•  Purchase Payment Period (for
    installment purchase payment
    contracts)-the period of time it
    takes to complete the number of
    installment payments expected to
    be made to your account over a
    year. For example, if your payment
    frequency is bi-weekly, a payment
    period is completed after 26
    payments are made. If only 25
    payments are made, the payment
    period is not completed until the
    26th payment is made. At any given

•	Amounts deposited in the Fixed Account and any earnings on such amounts;	time, the number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.

•	Amounts that came from a subaccount or the Guaranteed Accumulation Account but were then transferred to the Fixed Account (and any earnings on such amounts); or
•	Amounts that came from the Fixed Account but were then transferred to a subaccount or the Guaranteed Accumulation Account (and any earnings on such amounts).

PRO.75962-12	15

Early Withdrawal Charge Schedules

Withdrawals from the Fixed Account and Variable Investment Options*
Purchase Payment Periods Completed	Early Withdrawal Charge
Fewer than 5	5.0%
5 or more but fewer than 7	4.0%
7 or more but fewer than 9	3.0%
9 or 10	2.0%
More than 10	0.0%

Early Withdrawal Charge Schedule for the Guaranteed Accumulation Account for Certain New York Contracts

The following schedule applies to withdrawals from the Guaranteed Accumulation Account under installment purchase payment master contracts issued after July 29, 1993 in the State of New York. This schedule is based on the number of completed account years. For all other contracts, the applicable early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account under installment purchase payment contracts is the same schedule that applies to withdrawals from the Fixed Account and Variable Investment Options above.

Withdrawals from the Guaranteed Accumulation Account for Certain Installment Purchase Payment Contracts*
Account Years Completed	Early Withdrawal Charge
Fewer than 3	5.0%
3 or more but fewer than 4	4.0%
4 or more but fewer than 5	3.0%
5 or more but fewer than 6	2.0%
6 or more but fewer than 7	1.0%
7 or more	0.0%

*	The early withdrawal charge applies to account values in the variable investment options and the Guaranteed
Accumulation Account only if they were attributable to amounts held in the Fixed Account at any time.

Early Withdrawal Charge Schedule When Two or More Accounts Are Available. There is no early withdrawal charge for single purchase payment contracts. For installment purchase payment contracts, for the purposes of calculating early withdrawal charges, the number of purchase payment periods will be calculated in the following manner:
•	The employer pre-tax account, if any, will at all times be credited with the same number of purchase payment periods as the employee account (either employee pre-tax or employee Roth 403(b)) with the greatest number of purchase payment periods completed; and
•	If an employee Roth 403(b) account or employee pre-tax account is established and the other type of employee account was already in existence, the new employee account will initially be credited with the same number of purchase payments as were made, if any, to the existing employee account. After the new employee account is established, the number of additional purchase payment periods credited from that point forward to either employee account will be based solely on the number of subsequent purchase payments, if any, made to that particular employee account. This may result in a different number of purchase payment periods completed for the employee pre-tax account and the employee Roth 403(b) account.

For example, if a Roth 403(b) installment account is established for a participant who at that time has made 23 installment payments to her pre-tax 403(b) employee installment account, at the time the participant’s Roth 403(b)
installment account is initially established we will credit it with the same number of installment payments as were made to the existing account (i.e., 23). Thereafter, any future payments the participant makes to her pre-tax account will be credited toward the number of payment periods completed for that account only, while any future payments the participant makes to her Roth 403(b) account will be credited toward the number of payment periods completed only for the Roth 403(b) account.

PRO.75962-12                                                                       16

Waiver. The early withdrawal charge is waived for portions of a withdrawal that are:
•	Used to provide payments to you during the income phase;
•	Paid because of your death before income phase payments begin;
•	Paid where your account value is $2,500 or less and no part of the account has been taken as a withdrawal or a loan or used to provide income phase payments within the prior 12 months;
•	Withdrawn because of the election of a systematic distribution option (see “SYSTEMATIC DISTRIBUTION OPTIONS”);
•	Withdrawn when you are 59½ or older, have an installment purchase payment account and have completed at least nine purchase payment periods;
•	Withdrawn due to disability as specified in the Tax Code;
•	Withdrawn on or after the 10th anniversary of the effective date of the account;
•	Withdrawn due to a financial hardship as defined in the Tax Code; or
•	Withdrawn due to your separation from service with your current employer, while meeting the age and service requirements to receive benefits under the New York State Teachers’ or Employee’s Retirement Systems (even if you are not a member of either system).

Severance from Employment. Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges unless the severance from employment would have otherwise qualified as a separation from service prior to the Economic Growth and Tax
Relief Reconciliation Act of 2001, and you meet the other requirements set forth in the contract.

Free Withdrawals. If you are between the ages of 59½ and 70½, you may withdraw up to 10% of your account value during each calendar year without being charged a withdrawal fee. The free withdrawal only applies to the first partial withdrawal you make in each calendar year. The 10% amount will be based on your account value calculated on the valuation date next following our receipt of your request for withdrawal. Outstanding contract loans are excluded from the account value when calculating the 10% free withdrawal amount.

The free withdrawal will not apply to:
•	A full withdrawal of your account; or
•	Partial withdrawals due to a default on a contract loan.

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Fees Deducted from Investments in the Subaccounts

Mortality and Expense Risk Charge

Amount. During the accumulation phase the mortality and expense risk charge is 1.00% annually of your account value invested in the subaccounts, except amounts invested in the ING Money Market Portfolio subaccount, for which the mortality and expense risk charge is 0.35% annually. We may charge a different fee for different funds
(but not beyond the maximum amount.) See “INCOME PHASE–Charges Deducted” for fees deducted during the income phase.

When/How. We deduct this fee daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from any fixed interest option.

Purpose. The fee compensates us for the mortality and expense risks we assume under the contracts:
•	Mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts; and
•	Expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

PRO.75962-12                                                                           17

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Administrative Expense Charge

Maximum Amount. 0.25%. The current annual administrative expense charge is 0.10%. We reserve the right, however, to charge up to 0.25% on an annual basis from your account value invested in the funds.

When/How. We deduct this fee daily from your account value held in the subaccounts corresponding to the funds you select. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above.

MGWB Endorsement Charge

Maximum Amount. We charge this fee only if you elected to purchase the MGWB Endorsement prior to
April 29, 2011. The maximum annual charge for the MGWB Endorsement is 1.20% of the MGWB Base, deducted as a quarterly charge of 0.30%. The current annual charge for the MGWB Endorsement is 0.40% of the MGWB
Base, deducted as a quarterly charge of 0.10%.

Please see “OPTIONAL MINIMUM GUARANTEED WITHDRAWAL BENEFIT ENDORSEMENT–
Calculating the Minimum Guaranteed Withdrawal Benefit Base” for how and when the MGWB Base is calculated.

When/How. We deduct this fee on each quarterly endorsement anniversary date from the portion of the eligible account value invested in the subaccounts, in the same proportion that this amount bears to the total eligible account value invested in all subaccounts. While we do not deduct this charge from amounts invested in any fixed interest option, the charge is calculated as a percentage of the MGWB Base, which includes amounts you have invested in the fixed interest options. If the amount invested in the subaccounts is insufficient to satisfy any portion of the
MGWB Endorsement Charge on a quarterly endorsement anniversary date, we reserve the right to deduct any remaining MGWB Endorsement Charge on the next business day in which you have amounts invested in the subaccounts sufficient to satisfy the remaining charge.

A “quarterly endorsement anniversary date” is the date three months from the date the endorsement becomes effective (the “endorsement date”) that falls on the same date of the month as the endorsement date. For example, if the endorsement date is February 12, the quarterly endorsement anniversary date is May 12. If there is no corresponding date in the month, the quarterly endorsement anniversary date will be the last date of such month. If the quarterly endorsement anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day. An “endorsement anniversary” is the date one calendar year from the endorsement date, and each date thereafter that is the same date and month as the endorsement date. We call the consecutive one year period starting on the endorsement date and each endorsement anniversary and ending on the date before the next endorsement anniversary an “endorsement year.”

In addition, a pro rata portion of the quarterly charge will be deducted upon a full surrender of the eligible account value, upon cancellation of the endorsement, and upon the application of the eligible account value to an income phase option.

Purpose. The fee compensates us for the insurance risks we take in providing the guaranteed withdrawals available under the MGWB Endorsement. If the amount we deduct for this fee is not enough to cover the costs of these risks, we will bear the loss, while if the amount we deduct for this fee exceeds such risks, we will earn a profit from this fee. We do not expect to earn a profit from this fee.

PRO.75962-12                                                                            18

Fund Fees and Expenses

As shown in the fund prospectuses and described in “FEE TABLE–Fund Fees and Expenses,” each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund
Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company may receive compensation from each of the funds or the funds’ affiliates. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, ING Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be deducted from fund assets and may include:
•	A share of the management fee;
•	Service fees;
•	For certain share classes, compensation paid from 12b-1 fees; and
•	Other revenues that may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

PRO.75962-12                                                                           19

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the
Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:
•	Service fees;
•	For certain share classes, compensation paid from 12b-1 fees; and
•	Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2011, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:
•	Fidelity Investments®	•	Amana Funds
•	American FundsSM	•	Pax World Funds
•	Franklin® Templeton® Investments	•	American Century Investments®
•	OppenheimerFunds, Inc.	•	Calvert Funds
•	Wells Fargo Funds Management, LLC	•	BlackRock, Inc.
•	Lord Abbett Funds	•	Alger Funds
•	Invesco Investments	•	USAA Funds

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2011, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “CONTRACT DISTRIBUTION.”

Fund of Funds

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

PRO.75962-12                                                                          20

Premium and Other Taxes

Currently, there is no premium tax on annuities under New York regulations. If the state does impose a premium tax, it would be deducted from the amount applied to an income phase payment option. We reserve the right to deduct a charge for state premium tax at any time from the purchase payment(s) or from the account value at any time, but no earlier than when we have a tax liability under state law.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See “TAX CONSIDERATIONS.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:
•	Account dollars directed to the fixed interest options, including interest earnings to date; less
•	Deductions, if any, from the fixed interest options (e.g. withdrawals, fees); plus
•	The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in
“accumulation units” of the separate account subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in “FEE TABLE” and “FEES.”

Valuation. We determine the AUV every business day after the close of the NYSE (normally at 4:00 p.m. Eastern
Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:
•	The net assets of the fund held by the subaccount as of the current valuation; minus
•	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
•	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
•	The total value of the subaccount units at the preceding valuation; minus
•	A daily deduction for the mortality and expense risk charge and administrative expense charge, if any, and any other fees, deducted daily from investments in the separate account.

The net investment rate may be either positive or negative.

PRO.75962-12                                                                                      21

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time), the applicable AUV’s are $10 for
Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of
Subaccount A and 80 accumulation units of Subaccount B.

$5,000 contribution			Step 1: You make an initial contribution of
Step 1 ||			$5,000.
ING Life Insurance and Annuity Company
Step 2:
•    You direct us to invest $3,000 in Fund A.
       The purchase payment purchases 300
       accumulation units of Subaccount A
       ($3,000 divided by the current $10 AUV).
•    You direct us to invest $2,000 in Fund B.
       The purchase payment purchases 80
       accumulation units of Subaccount B
($2,000 divided by the current $25 AUV).
Step 2 ||
Variable Annuity Account C
Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.
|| Step 3 ||
Fund A	Fund B		Step 3: The separate account then purchases shares of the applicable funds at the then current market value (net asset value or NAV).

The fund’s subsequent investment performnce, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Any subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the NYSE will purchase subaccount accumulation units at the AUV computed after the close of the NYSE (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and the income phase, you may transfer among investment options. During the income phase you may make up to 12 transfers per calendar year among available investment options. You may make a request in writing, by telephone or electronically. Transfers must be made in accordance with the terms of the contract and your plan. Transfers from fixed interest options are restricted as outlined in APPENDICES I and II.

Value of Transferred Dollars. The value of amounts transferred into or out of the subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the Opportunity Plus Service
Center, or if you are participating in the Dollar Cost Averaging Program, after your scheduled transfer. See
“CONTRACT OVERVIEW–Questions: Contacting the Company.”

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

PRO.75962-12                                                                                  22

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:
•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:
•	Meets or exceeds our current definition of Excessive Trading, as defined below; or
•	Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:
•	More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of
Excessive Trading; or
•	Six round-trips involving the same fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:
•	Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
•	Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
•	Purchases and sales of fund shares in the amount of $5,000 or less;
•	Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
•	Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic
Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

PRO.75962-12	23

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our
Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated
policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

PRO.75962-12                                                                         24

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

Dollar Cost Averaging Program. The contracts allow you to participate in our dollar cost averaging program.
There is no additional charge for this program. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount from the ING Money Market Portfolio to the Fixed Account, Guaranteed Accumulation Account, or
one or more subaccounts that you select. Allocations to the Fixed Account may limit your ability to execute subsequent transfers out of this fixed option. Amounts transferred to or from the Fixed Account and subsequently withdrawn from the contract during the accumulation phase may be subject to early withdrawal charge. See
“FEES.” Amounts transferred from the Guaranteed Accumulation Account before the end of a guaranteed term may be subject to a market value adjustment. See APPENDIX I and the Guaranteed Accumulation Account
prospectus.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or the Opportunity Plus Service Center at the number listed in
“CONTRACT OVERVIEW–Questions: Contacting the Company.” This program is not available to the participants in the Asset Rebalancing Program.

Asset Rebalancing Program. This program allows you to have your account value automatically reallocated to specified percentages on a scheduled basis. If elected, only account values invested in the variable investment options are eligible to be rebalanced. Account values invested in the Guaranteed Accumulation Account and the
Fixed Account are not eligible to be rebalanced. To elect to participate in Asset Rebalancing, you should contact the
Opportunity Plus Service Center at the number listed in “CONTRACT OVERVIEW–Questions: Contacting the
Company.” This program is not available to participants in the Dollar Cost Averaging Program.

PRO.75962-12                                                                    25

WITHDRAWALS

Taxes, Fees and Deductions
Amounts withdrawn may be
subject to one or more of the
following:

•   Early Withdrawal Charge
     (see “FEES–Early
     Withdrawal Charge”)
•   Optional Minimum
     Guaranteed Withdrawal
     Benefit Endorsement
     Charge (see “FEES–
     MGWB Endorsement
     Charge”)
•   Redemption Fees (see
     “FEES–Redemption Fees”)
•   Market Value Adjustment
     (see APPENDIX I)
•   Tax Penalty (see “TAX
     CONSIDERATIONS”)
•   Tax Withholding (see
     “TAX
     CONSIDERATIONS”)

To determine which may apply,
refer to the appropriate sections
of this prospectus, contact your
local representative or call the
Company at the number listed in
“CONTRACT OVERVIEW–
Questions: Contacting the
Company.”	Making a Withdrawal. Subject to the Tax Code withdrawal restrictions described below and the rules of your plan, you may withdraw all or a portion of your account value at any time during the accumulation phase. Withdrawals may be subject to approval by the contract holder or the contract holder’s delegate.
See “CONTRACT OVERVIEW–Contract Rights” and “TAX
CONSIDERATIONS–Taxation of Qualified Contracts–Special
Considerations for Section 403(b) Plans.”

Steps for Making a Withdrawal. You must:
• Select the Withdrawal Amount.
▷	Full Withdrawal: You will receive, reduced by any required withholding tax, tax penalties, redemption fees (if applicable), and MGWB
Endorsement charges (if applicable), your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge; or
▷	Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, tax penalties, and redemption fees (if applicable), the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed
Accumulation Account; and
• Select Investment Options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options, from each investment option in which you have an account value; and
• Properly complete a disbursement form and submit it to the Opportunity Plus Service Center.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:
•	As of the next valuation after we receive a request for withdrawal in good order at the Opportunity Plus Service Center; or
•	On such later date as specified on the disbursement form (as allowed under our administrative procedures).

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, the payment will be sent no later than seven calendar days following our receipt of the disbursement form in good order at the Opportunity Plus Service Center.

Withdrawal Restrictions from 403(b) Plans. Section 403(b)(11) of the Tax Code generally prohibits withdrawal under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment or financial hardship, of the following:
•	Salary reduction contributions made after December 31, 1988;
•	Earnings on those contributions; and
•	Earnings during such period on amounts held as of December 31, 1988.

Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship. Other withdrawals may be allowed as provided for under the Tax Code or regulations.

Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “TAX CONSIDERATIONS–Taxation of Qualified Contracts–
Distributions– Eligibility–403(b) and Roth 403(b) Plans.”

PRO.75962-12	26

Reinvestment Privilege. The contract allows one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for early withdrawal charges imposed at the time of withdrawal. Any MGWB Endorsement that was in effect at the time of the full withdrawal will not be reinstated. We will reinvest in the same investment options and proportions in place at the time of withdrawal. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Accumulation Account. See APPENDIX I. Seek
competent advice regarding the tax consequences associated with reinvestment.

Employer Directed Withdrawals. If permitted by the plan, we may, at the contract holder’s direction, deduct amounts from participant accounts in order to pay costs associated with a third party administrator engaged by the plan sponsor to administer the plan.

OPTIONAL MINIMUM GUARANTEED WITHDRAWAL BENEFIT ENDORSEMENT

General. After April 28, 2011, the Minimum Guaranteed Withdrawal Benefit Endorsement (“MGWB
Endorsement”) is no longer available for purchase, but if you elected to purchase this endorsement prior to this date the MGWB Endorsement generally guarantees that you may withdraw specified amounts from your account each calendar year. Depending upon the option you select, these withdrawals may be guaranteed for a defined period or for your life. The endorsement may also provide for guaranteed payments in the event your eligible account value is reduced to zero, subject to the terms, conditions and limitations noted below.

Any date required by this endorsement that falls on a date when the New York Stock Exchange (“NYSE”) is closed for trading will be applied as of the next date the NYSE is open.

The MGWB Endorsement may not have been available for all investors. If you purchased the MGWB
Endorsement before April 29, 2011, in order to be eligible for a withdrawal, you must otherwise qualify for withdrawals under the terms of the Internal Revenue Code of 1986, as amended (“Tax Code”) and your retirement plan. The MGWB Endorsement guarantees withdrawals up to a specified amount each calendar year. It does not guarantee any return of principal or premium payments, nor does it guarantee performance of any specific fund under the contract. The MGWB Endorsement has no cash surrender value. You should consult a qualified financial or tax adviser when evaluating the MGWB Endorsement.

Applicability.
The MGWB Endorsement is not available in connection with Roth 403(b) accounts. Amounts in a Roth 403(b)
account are not used to determine the MGWB Base, and any purchase payments contributed as Roth 403(b) after-tax salary reductions are not included as eligible purchase payments for purposes of the MGWB Endorsement. In addition, withdrawals from Roth 403(b) accounts are disregarded for purposes of the MGWB Endorsement. The
MGWB Endorsement is not applicable to amounts invested in or contributed to the ING 403(b)(7) mutual fund program that may be offered under your plan. Any transfers from investment options offered under the Opportunity
Plus 403(b)(1) annuity to any investment option offered under the ING 403(b)(7) mutual fund program will be treated as a withdrawal and will cause the MGWB Endorsement to enter into the Withdrawal Phase. Once the
MGWB Endorsement has entered the Withdrawal Phase, any such transfer from investment options offered under the Opportunity Plus 403(b)(1) annuity to any investment option offered under the ING 403(b)(7) mutual fund program will also be treated as a withdrawal, as described in “Impact of Withdrawals on the MGWB Remaining
Guaranteed Balance and MGWB Base,” below.

Charges for the MGWB Endorsement. The maximum annual charge for the MGWB Endorsement is 1.20% of the
MGWB Base, deducted as a quarterly charge of 0.30%. The current annual charge for the MGWB Endorsement is
0.40% of the MGWB Base, deducted as a quarterly charge of 0.10%. See “FEES–MGWB Endorsement Charge.”

Overview of the MGWB Endorsement. The MGWB Endorsement has two phases. The first phase, called the
Growth Phase, begins on the endorsement date and ends as of the business day before the first partial withdrawal is taken. The second phase is called the Withdrawal Phase. This phase begins as of the date you take the first partial withdrawal of any kind under the contract, while the MGWB Endorsement is in effect. During the accumulation phase under the contract, the MGWB Endorsement may be in either the Growth Phase or the Withdrawal Phase.
During both the Withdrawal Phase and the Growth Phase, we require that your eligible account value be allocated in accordance with certain limitations. See “Investment Option Restrictions,” below.

PRO.75962-12                                                                           27

At the time you decide to take your first partial withdrawal from the contract (thereby triggering the Withdrawal
Phase), you must elect one of two endorsement withdrawal options. These options determine the benefits you may receive under the MGWB Endorsement, and are in part restricted based upon your age on the date the Withdrawal
Phase begins, as follows:
•	If you are between age 50 and 54 on the date the Withdrawal Phase begins, you may only elect endorsement withdrawal option A; and
•	If you are age 55 or over on the date the Withdrawal Phase begins, you may select between endorsement withdrawal option A and endorsement withdrawal option B.

Once an endorsement withdrawal option is selected, it may not be changed.

Endorsement Withdrawal Options. Before entering the Withdrawal Phase by taking a partial withdrawal, you must elect an endorsement withdrawal option. If you purchase the MGWB Endorsement at a time when you have elected a systematic distribution option under the contract (see “SYSTEMATIC DISTRIBUTION OPTIONS”), and you do not terminate the systematic distribution option at the time the endorsement is elected, the Withdrawal
Phase will begin with your next scheduled systematic distribution, and you therefore must elect a endorsement withdrawal option. You should carefully consider the impact an existing systematic distribution option will have on the MGWB Endorsement withdrawal options before electing the MGWB Endorsement. Election of the endorsement withdrawal option must be received in good order and must accompany your partial withdrawal request, as permitted by your plan.

When electing an endorsement withdrawal option, you should compare the benefits available under each option with those otherwise available through the income phase payment options available under your contract. Once an endorsement withdrawal option has been elected, it cannot be changed.

The available endorsement withdrawal options are as follows:

Endorsement Withdrawal Option	Age on the date Withdrawal Phase begins	Maximum Annual Withdrawal Percentage
A (Non Life)	50+	7%
B (Life)	55-64	4%
	65+	5%

Under endorsement withdrawal option A, the Maximum Annual Withdrawal Percentage (“MAW Percentage”) is
7% (see “Calculating the Maximum Annual Withdrawal,” below), and in the event the MGWB Endorsement enters Automatic Periodic Benefit Status, MGWB Periodic Payments will continue only until the MGWB
Remaining Guaranteed Balance is reduced to zero, at which point all benefits under the MGWB Endorsement will end. See “Automatic Periodic Benefit Status” and “MGWB Periodic Payments,” below.

Under endorsement withdrawal option B, the MAW Percentage is 4% if you are between age 55 and 64 on the date the Withdrawal Phase begins, and 5% if you are age 65 or older on the date the Withdrawal Phase begins (see
“Calculating the Maximum Annual Withdrawal,” below); however, in the event the MGWB Endorsement enters
Automatic Periodic Benefit Status, MGWB Periodic Payments will continue for your lifetime, even if the MGWB
Remaining Guaranteed Balance is reduced to zero. See “Automatic Periodic Benefit Status” and “MGWB
Periodic Payments,” below.

Calculating the Minimum Guaranteed Withdrawal Benefit Base. In order to determine the amount you may withdraw under the endorsement (see “Calculating the Maximum Annual Withdrawal” below), we first determine the Minimum Guaranteed Withdrawal Benefit Base (“MGWB Base”). The initial MGWB Base is equal to your eligible account value, on the endorsement date. During the Growth Phase, the MGWB Base is recalculated on each 12 month anniversary of the endorsement date (the “endorsement date anniversary”), for a maximum of 10 years following the endorsement date. For example, if the endorsement date is March 1, 2011, the MGWB Base will be recalculated on March 1, 2012, and on each March 1 up to and including March 1, 2021. We call the date that the MGWB Base is recalculated the “ratchet date.” The minimum initial MGWB Base is $25,000; the maximum
MGWB Base is $1,000,000 (or such greater amount as we may otherwise allow), including any transfer or rollover amounts we receive within 12 months of the endorsement date. The subsequent maximum MGWB Base on any ratchet date is limited to $5,000,000. We call the amount in excess of these limits “ineligible purchase payments.”
For purposes of this calculation, we call any salary deferral amounts received during the Growth Phase and any transfer/rollover amounts received within the first 12 months from the endorsement date (during the Growth Phase)
as “eligible purchase payments.”

PRO.75962-12                                                                             28

As of each ratchet date, the MGWB Base equals the greater of:
•	The current MGWB Base; or
•	Your current eligible account value, less any ineligible purchase payments.

On any other date, the MGWB Base equals:
•	The MGWB Base on the previous ratchet date; plus
•	Any eligible purchase payments applied since the previous ratchet date.

For purposes of calculating the MGWB Base on or prior to the first ratchet date, the endorsement date will be treated as the previous ratchet date for this calculation.

During the Withdrawal Phase, the MGWB Base is recalculated to reflect any election to exercise the MGWB Reset
Option and to reflect any adjustments for partial withdrawals that cause the Maximum Annual Withdrawal to be exceeded. See “Impact of Withdrawals on the MGWB Remaining Guaranteed Balance and MGWB Base,”
below.

Calculating the Maximum Annual Withdrawal. The Maximum Annual Withdrawal (“MAW”) is the
maximum amount that may be withdrawn from your eligible account value in any calendar year that the MGWB
Endorsement is in effect, without reducing the endorsement benefit guarantee in future years. The MAW is generally determined by multiplying the MAW Percentage (see “Endorsement Withdrawal Options,” above) by the MGWB Base as of the date the MAW is determined.

The initial MAW is determined on the last day of the Growth Phase, by multiplying:
•	The applicable MAW Percentage, based upon your age and the endorsement withdrawal option you select (see “Endorsement Withdrawal Options,” above), by
•	The MGWB Base as of that date.

Once determined, neither the endorsement withdrawal option nor the MAW Percentage may be changed.

Thereafter, the MAW will be recalculated each time the MGWB Base is increased or decreased (see “Calculating the Minimum Guaranteed Withdrawal Benefit Base,” above and “MGWB Reset Option,” below), so as to equal the MAW Percentage multiplied by the newly recalculated MGWB Base.

Calculating the MGWB Remaining Guaranteed Balance. The MGWB Remaining Guaranteed Balance is the
amount guaranteed to be available for withdrawal from your eligible account value over time, while the endorsement is in effect.

During the Growth Phase, the MGWB Remaining Guaranteed Balance is equal to the MGWB Base.

During the Withdrawal Phase, the MGWB Remaining Guaranteed Balance will be recalculated at the time of each withdrawal, at the time the MGWB Reset Option is exercised, and at the time any endorsement benefits are paid.
See “Impact of Withdrawals on the MGWB Remaining Guaranteed Balance and MGWB Base,” “MGWB
Periodic Payments,” and “MGWB Reset Option,” below.

In the event you have elected endorsement withdrawal option A (non life), and the MGWB Remaining Guaranteed
Balance is reduced to zero, the MGWB Endorsement will terminate and no additional endorsement benefits will be paid.

Impact of Withdrawals on the MGWB Remaining Guaranteed Balance and MGWB Base. Depending upon the amount of the withdrawal, a partial withdrawal can impact the value of the MGWB Remaining Guaranteed
Balance and the MGWB Base. All amounts withdrawn, with the exception of any amounts withdrawn from a Roth
403(b) account, will be considered in determining the impact of the withdrawal on the MGWB Remaining
Guaranteed Balance and the MGWB Base. Note that amounts that may have been classified as ineligible purchase payments will also be considered in determining the impact of the withdrawal on the MGWB Remaining
Guaranteed Balance and the MGWB Base.

Withdrawals during each calendar year that cumulatively do not exceed the then-applicable MAW will decrease the MGWB Remaining Guaranteed Balance by the amount of each withdrawal, but will not result in a recalculation of the MGWB Base. See APPENDIX IV–Example 1.

PRO.75962-12                                                                        29

Any withdrawal that causes the cumulative withdrawals for the current calendar year to exceed the MAW will immediately reduce the MGWB Remaining Guaranteed Balance and the MGWB Base to the lesser of:
•	The MGWB Remaining Guaranteed Balance immediately prior to the withdrawal minus the amount of the withdrawal; or
•	Your eligible account value immediately after the withdrawal.

See APPENDIX IV–Example 2.

For purposes of determining whether the MAW has been exceeded, and the value of the MGWB Remaining
Guaranteed Balance, the amount of any withdrawal from the Guaranteed Accumulation Account will be the withdrawal amount reduced by any negative MVA, but not increased by any positive MVA. See APPENDIX IV–
Example 3. See also “Withdrawals from the Guaranteed Accumulation Account,” below; APPENDIX I; and
the Guaranteed Accumulation Account Prospectus.

Similarly, for purposes of determining whether the MAW has been exceeded, and the value of the MGWB
Remaining Guaranteed Balance, the amount of any withdrawal will be the amount after deduction of any early withdrawal charge. See APPENDIX IV–Example 3. See also “Early Withdrawal Charges,” below.

Withdrawals will be taken on a pro rata basis from each variable and fixed investment option unless you direct otherwise. Withdrawals not taken on a pro rata basis as well as any withdrawal from a Fixed Allocation Investment
Option, whether or not taken on a pro rata basis, may result in MGWB Rebalancing. See “Investment Option
Restrictions” below.

Early Withdrawal Charges. Amounts withdrawn up to the MAW are not subject to early withdrawal charges.
Amounts withdrawn in excess of the MAW are subject to any applicable early withdrawal charges.

Withdrawals from the Guaranteed Accumulation Account. Amounts withdrawn from the Guaranteed
Accumulation Account are subject to any applicable market value adjustment (“MVA”). See APPENDIX I and the
Guaranteed Accumulation Account prospectus.

Required Minimum Distributions. To the extent a withdrawal is taken to satisfy the Required Minimum
Distribution (“RMD”) rules of the Tax Code applicable to your account, and such withdrawal exceeds the MAW for a specific calendar year, the withdrawal will not cause a recalculation of the MGWB Remaining Guaranteed Balance or the MGWB Base, subject to the following rules:
•	If, on the first business day of any calendar year, a participant’s RMD for that calendar year, applicable to that participant’s eligible account value, is greater than the MAW on that date, an Additional Withdrawal Amount will be set on that date to be equal to that portion of the RMD that exceeds the MAW. Otherwise, the Additional
Withdrawal Amount will be set to zero;
•	Any withdrawals taken in a calendar year will count first against the MAW for that calendar year;
•	Once the MAW for the then-current calendar year has been taken, additional amounts withdrawn in excess of the MAW will count against and reduce any Additional Withdrawal Amount and are not considered withdrawals that exceed the MAW;
•	Withdrawals that exceed the Additional Withdrawal Amount will reduce the MGWB Base and MGWB
Remaining Guaranteed Balance, as described in “Impact of Withdrawals on the MGWB Remaining Guaranteed
Balance and MGWB Base,” above. This will cause a recalculation of the MAW as described in “Calculating the
Maximum Annual Withdrawal,” above; and
•	The Additional Withdrawal Amount is set to zero at the end of each calendar year, and remains at zero until it is recalculated the following calendar year. The Additional Withdrawal Amount, when recalculated, will not include your RMD for a calendar year, or any portion thereof, which may otherwise be taken after the calendar year’s end. Therefore, the timing of taking your RMD is important in preserving the maximum benefit of the MGWB Endorsement.

See APPENDIX IV–Example 4.

Special rules may apply to withdrawals from certain investment options. See “Investment Option Restrictions,”
below.

PRO.75962-12                                                                              30

Automatic Periodic Benefit Status. As indicated in the Endorsement Withdrawal Options section above, if your eligible account value is reduced to zero (other than by a withdrawal that exceeds the MAW) while the MGWB
Endorsement is in effect, the endorsement will enter Automatic Periodic Benefit Status and MGWB Periodic
Payments will be paid in accordance with the endorsement withdrawal option you have elected. See “MGWB
Periodic Payments,” below.

If your eligible account value is reduced to zero by a withdrawal that exceeds the MAW, your account and the endorsement will terminate. In addition, all provisions of the contract will terminate with the exception of any provisions relating to a Roth 403(b) account. Such provisions will continue to apply with respect to the Roth 403(b)
account value only.

When the MGWB Endorsement enters Automatic Periodic Benefit Status, the impacted participant account is modified as follows:
•	Except for provisions relating to a Roth 403(b) account, no other benefits under the contract apply, other than as provided under the MGWB Endorsement;
•	No additional purchase payments will be accepted, except purchase payments made to a Roth 403(b) account;
•	Any other endorsements will terminate unless otherwise specified under the applicable endorsement or except to the extent that the endorsement is applicable to the value in a Roth 403(b) account; and
•	The impacted participant account (other than a Roth 403(b) account) and the MGWB Endorsement will terminate at the earliest of:
	▷ ▷	Under endorsement withdrawal option A (non life), payment of the final MGWB Periodic Payment; or Payment of the MGWB Death Benefit (see “MGWB Death Benefit,” below).

If a participant is not receiving payments under a systematic distribution option at the time the MGWB Endorsement enters Automatic Periodic Benefit Status, and the MAW exceeds the partial withdrawals for that endorsement year
(including the partial withdrawal that caused the MGWB Endorsement to enter Automatic Periodic Benefit Status), the excess of the MAW over such partial withdrawals will be paid immediately to the participant.

MGWB Periodic Payments. Upon entering Automatic Periodic Benefit Status, you will begin to receive
MGWB Periodic Payments equal to the MAW on the date the MGWB Endorsement enters such status. Unless you are receiving periodic payments under a systematic distribution option at the time Automatic Periodic Benefit Status begins, you will receive MGWB Periodic Payments annually. If you are receiving periodic payments under a systematic distribution option, MGWB Periodic Payments will begin with the next scheduled payment under this option, and will be made at the same frequency in equal amounts such that the sum of all payments in each calendar year will equal the annual MGWB Periodic Payment.

Once you have entered Automatic Periodic Benefit Status, MGWB Periodic Payments will continue in accordance with the endorsement withdrawal option you have selected (see “Endorsement Withdrawal Options,” above). In the event you elected endorsement withdrawal option A (non life), and the MGWB Remaining Guaranteed Balance is less than or equal to the MAW at the time an MGWB Periodic Payment is due, that payment will equal the
MGWB Remaining Guaranteed Balance, and will be the final MGWB Periodic Payment.

MGWB Death Benefit. If you die while the MGWB Endorsement is in Automatic Periodic Benefit Status,
MGWB Periodic Payments will end, and to the extent an MGWB Remaining Guaranteed Balance remains under the endorsement, it will be payable as the MGWB Death Benefit. The MGWB Death Benefit will be payable in one lump-sum to the person or persons entitled to death benefit proceeds under the contract.

MGWB Reset Option. While the MGWB Endorsement is in the Withdrawal Phase, you may elect to reset the
MGWB Base and the MGWB Remaining Guaranteed Balance to your eligible account value on the date we receive the reset request in good order. Any additional MAW amount resulting from the reset may be withdrawn during the remainder of that calendar year.

The MGWB Reset Option is subject to the following requirements:
•	We must receive your reset request in good order at our Opportunity Plus Service Center on or prior to an applicable reset option date;
•	A reset may only be elected on a reset option date stated in your endorsement schedule;
•	Your eligible account value must be greater than the MGWB Base; and
•	Your eligible account value must not have reached the maximum MGWB Base.

Currently, the reset option date is the first endorsement date anniversary following the first day the MGWB
Endorsement enters the Withdrawal Phase, and occurring every 12 months thereafter.

PRO.75962-12                                                                   31

If the MGWB Reset Option is exercised we may, at our discretion, increase or decrease the MGWB Endorsement
Charge at the time of such exercise; however, it will never exceed the maximum MGWB Endorsement Charge shown in “MGWB Endorsement Charge,” above. If we issued the MGWB Endorsement in this form as of the reset option date, the MGWB Endorsement Charge at time of reset will not exceed the charge then in effect for MGWB
Endorsements issued prior to April 29, 2011 as of the current MGWB Endorsement’s reset option date. In addition, upon reset, the MGWB Endorsement will become subject to any investment option restrictions then in effect for
MGWB Endorsement issued at the time of reset.

Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you with guaranteed withdrawals (subject to the terms and conditions described in this prospectus), we require that your eligible account value be allocated in accordance with certain limitations. In general, to the extent you choose not to invest in Accepted Investment Options, we require that at least 25% of your eligible account value not so invested be invested in the Fixed Allocation Investment Options. We will require this allocation regardless of your investment instructions to the contrary, as described below.

While the MGWB Endorsement is in effect, eligible account value allocated to investment options other than
Accepted Investment Options will be rebalanced so as to maintain at least 25% of such eligible account value in the
Fixed Allocation Investment Options. See “MGWB Rebalancing,” below.

Accepted Investment Options. Currently, the only Accepted Investment Option is the ING MFS Total Return
Portfolio. We may designate newly available investment options as Accepted Investment Options or reclassify any existing investment options as Accepted Investment Options.

Conditional Investment Options. Conditional Investment Options consist of the following three categories:
•	Fixed Allocation Investment Options: Currently, the Fixed Allocation Investment Options are the ING
Fixed Account, the ING Intermediate Bond Portfolio, and the Guaranteed Accumulation Account. We may
add newly-available investment options as Fixed Allocation Investment Options;
•	Restricted Investment Options: Currently, there are no investment options designated as Restricted
Investment Options. Transfers or deposits into Restricted Investment Options are not permitted while the
MGWB Endorsement is in effect. We may in the future designate newly-available investment options as
Restricted Investment Options; and
•	Other Investment Options: We call any investment not designated as a Fixed Allocation Investment
Option, Restricted Investment Option, or Accepted Investment Option an “Other Investment Option.” Other
Investment Options are subject to restrictions as to the amount of eligible account value that may be invested or transferred into such investment options.

Fixed Rebalancing Investment Option. The ING Intermediate Bond Portfolio is designated as the Fixed
Rebalancing Investment Option.

MGWB Rebalancing. If, on any MGWB Rebalancing Date (defined below), your eligible account value invested in the Fixed Allocation Investment Options is less than 25% of your eligible account value invested in the
Conditional Investment Options, we will automatically rebalance your eligible account value allocated to the
Conditional Investment Options so that 25% of this amount is allocated to the Fixed Allocation Investment Options
Any amount so rebalanced will be allocated to the Fixed Rebalancing Investment Option. Accepted Investment
Options are excluded from MGWB Rebalancing. MGWB Rebalancing is done on a pro rata basis from the Other
Investment Options to the Fixed Rebalancing Investment Option, and will be the last transaction processed on that date.

The MGWB Rebalancing Dates are as follows:
•	The endorsement date and any endorsement anniversary;
•	Any day on which you withdraw amounts from the Fixed Allocation Investment Options;
•	Any day on which you transfer or reallocate amounts from the Fixed Allocation Investment Options, whether such transfer or reallocation is automatic or directed by you; and
•	Any day on which we receive transfer/rollover amounts that are considered eligible purchase payments under the MGWB Endorsement.

See APPENDIX V.

MGWB Rebalancing will not occur on an MGWB Rebalancing Date if you are entirely invested in Accepted
Investment Options, or if at least 25% of your eligible account value invested in the Conditional Investment Options is allocated to the Fixed Allocation Investment Options.

PRO.75962-12                                                                                32

MGWB Rebalancing is separate from any other automatic rebalancing under the contract. However, if another automatic rebalancing option under the contract causes your allocations to be out of compliance with the investment option restrictions noted above, MGWB Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations.

In certain circumstances MGWB Rebalancing may result in a reallocation into the Fixed Rebalancing
Investment Option even if you have not previously been invested in it. See APPENDIX V. By electing to purchase the MGWB Endorsement, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Rebalancing Investment Option. You should not purchase the MGWB Endorsement if you do not wish to have your eligible account value reallocated in this manner.

Cancellation of the MGWB Endorsement. You may cancel the MGWB Endorsement on the 5th endorsement anniversary, on the 10th endorsement anniversary, or on any endorsement anniversary thereafter, by providing us written notice in good order at the Opportunity Plus Service Center on or prior to the applicable endorsement anniversary.

Other than as provided under “Automatic Periodic Benefit Status” above, the MGWB Endorsement will automatically terminate on the next valuation following the occurrence of the following:
•	The MGWB Guaranteed Remaining Balance is reduced to zero (if a non life endorsement withdrawal option was elected);
•	The contract is terminated accordance with contractual provisions;
•	You initiate a loan;
•	You initiate income phase payments; or
•	You die.

The MGWB Endorsement has no cash surrender value or other non-forfeiture benefits upon termination.

Federal Tax Considerations. We currently treat any amounts paid to you under the MGWB Endorsement while in
Automatic Periodic Benefit Status as income phase payments rather than withdrawals.

SYSTEMATIC DISTRIBUTION OPTIONS

Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine which systematic distribution options are available, call the Opportunity Plus Service
Center at 1-800-677-4636.
Features of a Systematic
Distribution Option
If available under your plan, a
systematic distribution option
allows you to receive regular
payments from your account
without moving into the income
phase. By remaining in the
accumulation phase, you retain
certain rights and investment
flexibility not available during
the income phase. Because the
account remains in the
accumulation phase, all
accumulation phase charges
continue to apply.
The following systematic distribution options may be available:
•	SWO-Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under the contract. You may not elect this option if you have an outstanding contract loan;
•	LEO-Life Expectancy Option. This option provides for annual
payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See “TAX
CONSIDERATIONS;” and
•	ECO-Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under
ECO, we calculate the minimum distribution amount required by law at the later of age 70½ or retirement and pay you that amount once a year.

PRO.75962-12                                                                       33

Availability of Systematic Distribution Options. The Company may offer additional systematic distribution options or discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

Terminating a Systematic Distribution Option. Once a systematic distribution option is elected, you may revoke it at any time by submitting a written request to the Opportunity Plus Service Center. Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again until the next calendar year, nor may any other systematic distribution option be elected unless the Tax Code permits it.

Taxation. Withdrawals received through these options and revocations of elections may have tax consequences. See
“TAX CONSIDERATIONS.”

LOANS

Availability. You may take a loan from your account value during the accumulation phase if permitted by your plan. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Loans are not available under contracts issued as a Roth 403(b) annuity or from Roth 403(b) accounts, and a participant Roth account is excluded from the calculation of the amount available for loan. Additional restrictions may apply under the Tax Code, your plan, or due to our administrative practices or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the Opportunity Plus Service Center. Read the terms of the loan agreement before submitting any request.

DEATH BENEFIT

During the Income Phase This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see “INCOME PHASE.”	The contract provides a death benefit in the event of your death, which is payable to the beneficiary you name for your account. The designated beneficiary may be changed at any time. Such change will not become effective until written notice of the change is received by the Company. In the event there is no beneficiary designated on your account, the death benefit will be payable to your estate.

During the Accumulation Phase

Payment Process:
	•	Following your death, your beneficiary must provide the Company with proof of death acceptable to us and a payment request in good order;
	•	The payment request should include selection of a benefit payment option; and
	•	Within seven calendar days after we receive proof of death acceptable to us and a payment request in good order at the Opportunity Plus Service Center, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

If you die during the accumulation phase of your account, the following payment options are available to your beneficiary, if allowed by the Tax Code:
	•	Lump-sum payment;
	•	Payment in accordance with any of the available income phase payment options (see “INCOME PHASE–Payment Options”); or
	•	Payment in accordance with an available systematic distribution option (subject to certain limitations) (see “SYSTEMATIC DISTRIBUTION OPTIONS”).

The beneficiary may also leave the account value invested in the contract, subject to Tax Code limits on the length of time amounts may remain invested.

PRO.75962-12		34

Guaranteed Death Benefit. Effective December 31, 2006, a guaranteed death benefit was made available under the contract, which generally guarantees that the death benefit payable under the contract will never be less than the amount of adjusted purchase payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account. The guaranteed death benefit applies to all death benefits payable on or after December 31, 2006. There is no additional charge for the guaranteed death benefit.

Calculating the Value of the Death Benefit. The death benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next valuation following our receipt of proof of death and a payment request in good order at the
Opportunity Plus Service Center where:
a.	Is the adjusted purchase payment total, which is the sum of all purchase payment(s) to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero; and
b.	Is the current account value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment (MVA), as applicable.

If the amount of (a) is greater than the amount in (b), the Company will deposit the difference in your account. The amount, if any, will be credited to the ING Money Market Portfolio and deposited as of the second valuation (the date of the second close of the NYSE) following our receipt of proof of death acceptable to us and a payment request in good order at the Opportunity Plus Service Center.

If the beneficiary in that situation requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any positive MVA, as of the third valuation (the date of the third close of the NYSE) following our receipt of proof of death acceptable to us and a payment request in good order at the Opportunity Plus Service Center.

If the amount of (a) is less than the amount in (b), and the beneficiary requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, as of the second valuation (the date of the second close of the NYSE) following our receipt of proof of death acceptable to us and a payment request in good order at the Opportunity Plus Service Center.

In the event a beneficiary elects to defer distribution of the death benefit, the amount paid to the beneficiary when the beneficiary elects to begin distribution of the death benefit will equal the current account value, excluding any amounts taken as a loan, as of the next valuation (the date of the next close of the NYSE) following our receipt the distribution request. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit payable upon the beneficiary’s death.

Calculating Adjusted Purchase Payments. For accounts established on or after December 31, 2006, the adjusted purchase payment total above is initially equal to the first purchase payment. For accounts established before
December 31, 2006, the adjusted purchase payment total is initially equal to the current account value, excluding any amounts taken as a loan, as of the close of the NYSE on the last business day in December 2006 on which the
NYSE was open (December 29, 2006). For all accounts, the adjusted purchase payment total is then adjusted for each subsequent purchase payment, loan repayment, or partial withdrawal. The adjustment for subsequent purchase payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals will be proportionate, reducing the adjusted purchase payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted purchase payment total for each partial withdrawal is defined as the adjusted purchase payment total at that time, multiplied by the fraction A divided by B (A/B), where:
•	A is the current account value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
•	B is the current account value, excluding amounts taken as a loan, before the partial withdrawal.

PRO.75962-12	35

Payment of Death Benefit or Proceeds.

Subject to state law conditions and requirements, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made into an interest bearing retained asset account that is backed by our general account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”). The
beneficiary may access the entire Proceeds in the account at any time without penalty through a draftbook feature.
The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract. A beneficiary should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax advisor before choosing a settlement or payment option.

A beneficiary may request additional information about the retained asset account and the draftbook feature or may elect to receive payment of the Proceeds by check rather than through the account’s draftbook feature by contacting us at the address shown in “CONTRACT OVERVIEW–Questions: Contacting the Company.”

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties.
Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “TAX CONSIDERATIONS” for additional information.

INCOME PHASE

We may have used the
following terms in prior
prospectuses:

Annuity Phase – Income
Phase

Annuity Option – Payment
Option

Annuity Payment – Income
Phase Payment

Annuitization – Initiating
Income Phase Payments	During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.
Initiating Payments. At least 30 days prior to the date you want to start receiving income phase payments, you must notify us in writing of the following:
	•	Payment start date;
	•	Income phase payment option (see the income phase payment options table in this section);
	•	Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
	•	Choice of fixed, variable or a combination of both fixed and variable payments; and
	•	Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate payments. Once a payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump-sum.

What Affects Income Phase Payment Amounts? Some of the factors that may affect the amount of your income phase payment include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, whether fixed, variable or a combination of both fixed and variable payments are selected and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
The amount of fixed payment amounts do not vary over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s)
selected. The contracts may restrict the subaccounts available during the income phase. You may make up to 12 transfers per calendar year among available investment options. For variable payments, an assumed net investment rate must be selected.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5.0% or 3.5%. If you select a 5.0% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts selected is greater than
5.0% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than
5.0%, after deduction of fees.

PRO.75962-12                                                                       36

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional
Information by calling the Opportunity Plus Service Center. See “CONTRACT OVERVIEW–Questions:
Contacting the Company.”

Minimum Payment Amounts. The income phase payment option selected must result in one or both of the following:
•	A first income phase payment of at least $20; or
•	Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, you must elect a lump-sum payment.

Charges Deducted. When you select an income payment phase option (one of the options listed in the tables on the next page), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. We also deduct a daily administrative charge of up to 0.25% annually from amounts held in the subaccounts. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. See
“FEES.”

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at the following address:

ING USFS Customer Service Defined Contribution Administration P.O. Box 990063 Hartford, CT 06199-0063

Payment of Death Benefit or Proceeds

Subject to state law conditions and requirements, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made into an interest bearing retained asset account that is backed by our general account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”). The
beneficiary may access the entire Proceeds in the account at any time without penalty through a draftbook feature.
The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract. A beneficiary should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax advisor before choosing a settlement or payment option.

A beneficiary may request additional information about the retained asset account and the draftbook feature or may elect to receive payment of the Proceeds by check rather than through the account’s draftbook feature by contacting us at the address shown in “CONTRACT OVERVIEW–Questions: Contacting the Company.”

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the
Tax Code. See “TAX CONSIDERATIONS.”

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

PRO.75962-12                                                                        37

Terms used in the Tables:
•	Annuitant - The person(s) on whose life expectancy the income phase payments are calculated; and
•	Beneficiary - The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.
Death Benefit-None: All payments end upon the annuitant’s death.
Life Income- Guaranteed Payments*	Length of Payments: For as long as the annuitant lives, with the option of having payments guaranteed for a choice of 5-30 years or as otherwise specified in the contract.
Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Unless prohibited by a prior election of the contractholder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income-Two Lives	Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date. Continuing Payments:
• This option allows a choice of 100%, 66⅔% or 50% of the payment to continue to the surviving annuitant after the first death; or
• 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit-None: Payments end after the deaths of both annuitants.
Life Income - Two Lives - Guaranteed Payments*	Length of Payments: For as long as either annuitant lives, with payments guaranteed for a minimum of 60 months and a maximum of 360 months, or as otherwise specified in the contract.
Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.
Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contractholder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income - Refund Option - fixed payment only	Length of Payments: For as long as either annuitant lives.
Death Benefit-Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the payment option (less any premium tax) and less the total amount of fixed income payments paid.
Life Income - Two Lives-Cash Refund Option - fixed payment only	Length of Payments: For as long as the annuitant lives.
Continuing Payment: 100% of the payment to continue after the first death.
Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a lump-
sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.
Nonlifetime Income Phase Payment Options
Nonlifetime- Guaranteed Payments*	Length of Payments: Payments generally may be fixed or variable and may be made for 3-
30 years. In certain cases a lump-sum payment may be requested at any time (see below).
Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Unless prohibited by a prior election of the contractholder, the beneficiary may receive a lump-sum payment equal to the present value of the remaining guaranteed payments, and we will not impose any early withdrawal charge.

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until you attain age 95.

Lump-Sum Payment: If the “Nonlifetime-Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one sum. A lump-sum elected before three years of payments have been completed (as specified by the contract) will be treated as a withdrawal during the accumulation phase and if the election is made during an early withdrawal charge period, we will assess the applicable early withdrawal charge.

PRO.75962-12                                                                   38

If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made.
See “FEES–Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Opportunity Plus Service Center.

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments, or the 3.5% or 5.0%
assumed net investment rate for variable payments).

TAX CONSIDERATIONS
In this Section:
• Introduction;

• Taxation of Qualified
   Contracts;

• Possible Changes in
   Taxation; and

• Taxation of the Company

When consulting a qualified
tax adviser, be certain that
he or she has expertise in the
Tax Code sections
applicable to your tax
concerns.
Introduction
The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contract. The U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:
•	Your tax position (or the tax position of the designated beneficiary, as applicable) may influence the federal taxation of amounts held or paid out under the contract;
•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;
•	This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and
•	No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a qualified tax adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Qualified Contracts. The contracts described in this prospectus may be purchased on a tax-qualified basis
(qualified contracts). Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under sections 403(b) of the Tax Code. Employers or individuals intending to use the contract with such plans should seek qualified legal advice.

Roth Accounts. Tax Code section 402A allows employees of public schools and certain Tax Code 501(c)(3)
organizations offering 403(b) plans to contribute after-tax salary contributions to a Roth 403(b) account. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:
•	Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement.

PRO.75962-12                                                             39

Special Considerations for Section 403(b) Plans. In addition to being offered as an investment option under contract, shares of certain funds are also offered for sale directly to the general public. A list of these funds provided in the “Investment Options” section of this prospectus under the heading “Additional Risks of Investing the Funds - Public Funds.” In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as annuity for federal income tax purposes under Tax Code section 403(b), notwithstanding that contract premiums invested at the contract owner’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account an arrangement that satisfied the requirements of Tax Code section 401(a) or 403(b)(7)(A). We believe that contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 are unclear, and you should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public through contract issued in relation to a 403(b) plan.

Revenue Procedure 99-44 does not specifically address the use of publicly available securities in annuity contracts designed for use as a Roth 403(b). However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code section 403(b). You should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a Roth 403(b) account.

Taxation

The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract and specific terms and conditions of the qualified contract. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (e.g., annuity) payments from a qualified contract, depends the type of qualified contract or program as well as your particular facts and circumstances. Special favorable treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order continue receiving favorable tax treatment.

Adverse tax consequences may result from:
•	Contributions in excess of specified limits;
•	Distributions before age 59½ (subject to certain exceptions);
•	Distributions that do not conform to specified commencement and minimum distribution rules; and
•	Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be so bound.

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

PRO.75962-12                                                                         40

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a qualified tax adviser in connection with contributions to a qualified contract.

403(b) and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth 403(b) after-
contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation
$50,000 (as indexed for 2012). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section
402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf.
additional requirement limits your salary reduction contributions to a 403(b) or Roth 403(b) plan to generally more than $17,000 (2012). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 403(b) contributions, purchase payments to your account(s) will generally excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth
403(b) salary reduction contributions are made on an after-tax basis.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 403(b) or Roth 403(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:
•	$5,500; or
•	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional catch-up provisions may be available. For advice on using a catch-up provision, please consult with a qualified tax adviser.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

403(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:
•	The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
•	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
•	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:
•	Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of ten years or more;
•	A required minimum distribution under Tax Code section 401(a)(9);
•	A hardship withdrawal;
•	Otherwise excludable from income; or
•	Not recognized under applicable regulations as eligible for rollover.

PRO.75962-12                                            41

10% Penalty Tax. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 403(b) plan unless certain exceptions, including one or more of the following, have occurred:
•	You have attained age 59½;
•	You have become disabled, as defined in the Tax Code;
•	You have died and the distribution is to your beneficiary;
•	You have separated from service with the plan sponsor at or after age 55;
•	The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
•	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
•	The distribution is made due to an IRS levy upon your plan;
•	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or
•	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions - Roth 403(b). A partial or full distribution of purchase payments to a Roth 403(b) account and earnings credited on those purchase payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 403(b) account is defined as a distribution that meets the following requirements:
•	The distribution occurs after the five-year taxable period measured from the earlier of:
▷ The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code section 402A;
▷	If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or
▷ The first taxable year in which you made an in-plan Roth rollover of vested non-Roth amounts otherwise eligible for distribution under the same plan; and
•	The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax
Code in proportion to your investment in the contract (basis) and earnings on the contract.

Distributions - Eligibility

403(b) and Roth 403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code section 403(b)(11) may only occur upon your:
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	Financial hardship;
•	Termination of the plan (assets must be distributed within one year); or
•	Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, 403(b)
regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

PRO.75962-12                                                                    42

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

Lifetime Required Minimum Distributions (403(b) and Roth 403(b))

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules dictate the following:
• Start date for distributions;
• The time period in which all amounts in your contract(s) must be distributed; and
• Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:
•	Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age
75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:
• Over your life or the joint lives of you and your designated beneficiary; or
• Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with
Tax Code section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions upon Death (403(b) and Roth 403(b))
Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2011, your entire balance must be distributed to the designated beneficiary by December 31, 2016. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:
• Over the life of the designated beneficiary; or
• Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:
• December 31 of the calendar year following the calendar year of your death; or
• December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

PRO.75962-12	43

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

403(b) and Roth 403(b). Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, any withholding is governed by
Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status.

In-Plan Roth Rollovers

Tax Code section 403(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) - and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account
(a Roth 403(b) account), vested non-Roth amounts otherwise eligible for distribution may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a
Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Amounts rolled-over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified
Distributions - Roth 403(b)” section above.

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Code section 72(t) that would normally apply to distributions from a 403(b) plan to the extent such amounts are attributable to rollovers from a 403(b) plan. However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover. The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

The tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek qualified legal and tax advice regarding your particular situation.

Assignment and Other Transfers

403(b) and Roth 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:
•	A plan participant as a means to provide benefit payments;
•	An alternate payee under a QDRO in accordance with Tax Code section 414(p);
•	The Company as collateral for a loan; or
•	The enforcement of a federal income tax lien or levy.

PRO.75962-12                                                             44

Same-Sex Marriages

Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. In some states, to the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any contract holder’s spouse.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from
us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the
Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

CONTRACT DISTRIBUTION

General. The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority and the
Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange
Way, Windsor, CT 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with ING Financial Advisers, LLC. We refer to these broker-dealers as
“distributors.” The following distributors are affiliated with the company and have entered into selling agreements with ING Financial Advisers, LLC for the sale of our variable annuity contracts:
•	ING Financial Partners, Inc.	•	Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account, but instead is paid by us through ING
Financial Advisers, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

PRO.75962-12                                                                     45

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 0.0% to 7.0%. After the first year of the participant account, renewal commissions up to 3.0% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 7.0% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset based commission ranging up to 0.50%, and may also pay asset based compensation equal to 0.10% of systematic distribution option payments, including payments under the MGWB Endorsement. See “SYSTEMATIC
DISTRIBUTION OPTIONS” and “OPTIONAL MINIMUM GUARANTEED WITHDRAWAL BENEFIT
ENDORSEMENT.”

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of
Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed
7.0% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Under one such program, we may pay additional amounts to distributors in connection with a participant’s increased or re-started contributions and/or the number of participant enrollments completed by a registered representative during a specified time period. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’
aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, through ING Financial Advisers,
LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:
•	Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
•	Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
•	Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

PRO.75962-12 46

•	Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
•	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
•	Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2011, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:
•	ING Financial Partners, Inc.	•	Multi-Financial Securities Corporation
•	Symetra Investment Services, Inc.	•	Cadaret, Grant & Co., Inc.
•	LPL Financial Corporation	•	Securities America, Inc.
•	American Portfolios Financial Services, Inc.	•	RBC Capital Markets, LLC
•	Morgan Stanley Smith Barney LLC	•	Tower Square Securities, Inc.®
•	Walnut Street Securities, Inc.®	•	SagePoint Financial, Inc.
•	Financial Network Investment Corporation	•	PlanMember Securities Corporation
•	Lincoln Financial Group	•	National Planning Corporation
•	Morgan Keegan and Company, Inc.	•	Queens Road Securities, LLC
•	Financial Telesis Inc./Jhw Financial Services Inc.	•	Royal Alliance Associates, Inc.
•	Lincoln Investment Planning, Inc.	•	ProEquities, Inc.
•	NFP Securities, Inc.	•	Woodbury Financial Services, Inc.
•	Northwestern Mutual Investment Services, LLC

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts and/or services over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements. Please be aware that:
•	The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;
•	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and
•	At the direction of the contract holder, the Company may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

PRO.75962-12 47

The OMNI Financial Group, Inc. (OMNI) is a third party administrator which has established a Preferred
Provider Program (“P3”) and has recommended ING Life Insurance and Annuity Company for inclusion in the P3 program based upon the Company meeting or exceeding the established P3 qualifications and standards. For school districts that utilize OMNI services and have enrolled in the P3 program, the Company pays OMNI $36 per year for each actively contributing Opportunity Plus participant to cover a share of the school districts’ plan administration fees payable to OMNI.

OTHER TOPICS

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Opportunity Plus Service Center

We established the Opportunity Plus Service Center to provide administrative support to you and other participants of the Opportunity Plus Program. This office handles enrollment, billing, transfers, redemptions and inquiries. Send forms and correspondence to:

                       For all regular mail, please use:

                       Opportunity Plus Service Center

                       ING National Trust
                       P.O. Box 9810
                       Providence, RI 02940-8010

                       For overnight delivery, please use:

                       Opportunity Plus Service Center
                       ING National Trust
                       400 Computer Drive
                       Westborough, MA 01581

                       Telephone Number: 1-800-OPP-INFO (1-800-677-4636)

PRO.75962-12                                                            48

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:
•	Standardized average annual total returns; and
•	Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. Standardized average annual total returns reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, administrative expense charges, and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Contract Modification

We may change the contract as required by federal or state law, including any future changes necessary to maintain the contract or account as a designated Roth 403(b) annuity contract or account under the Tax Code, regulations,
IRS rulings or requirements. In addition, we may, upon 30 days’ written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Proceedings

We are not aware of any pending legal proceedings that involve the separate account as a party.

The company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business.
Due to the climate in insurance and business litigation/arbitration, suits against the company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding that, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

PRO.75962-12                                                           49

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:
•	On any valuation date when the NYSE is closed (except customary weekend and holidays), or when trading on the NYSE is restricted;
•	When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; and
•	During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Intent to Confirm Quarterly

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

You may request an SAI by calling the Opportunity Plus Service Center at the number listed in “CONTRACT
OVERVIEW–Questions: Contacting the Company.”

PRO.75962-12                                                                      50

APPENDIX I Guaranteed Accumulation Account

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. Amounts applied to the Guaranteed Accumulation Account will be deposited in a nonunitized separate account of the Company. This Appendix is only a summary of certain facts about the
Guaranteed Accumulation Account. Please read the Guaranteed Accumulation Account prospectus before investing in this option. You may obtain a copy of the Guaranteed Accumulation Account prospectus by contacting us at the
Opportunity Plus Service Center at the address or telephone number listed in “Contract Overview–Questions:
Contacting the Company.”

General Disclosure. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:
•	The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.
•	The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the
Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond to, interest rates available on fixed income investments we may buy using deposits directed to the Guaranteed Accumulation Account. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends, competitive factors, and whether an interest rate lock is being offered for that guaranteed term under certain contracts. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Interest Rate Lock. Certain contracts may provide a 45 day interest rate lock in connection with external transfers into Guaranteed Accumulation Account, which you must elect at the time you initiate the external transfer. Under this rate lock provision, if applicable, we will deposit external transfers to the deposit period offering the greater of
(a) and (b) where:
a.	Is the guaranteed interest rate for the deposit period in effect at the time we receive the rate lock election; and
b.	Is the guaranteed interest rate for the deposit period in effect at the time we receive an external transfer from your prior provider.

If applicable, this rate lock will be available to all external transfers received for 45 days from the date we receive a rate lock election. In the event we receive an external transfer after this 45 day time period, it will be deposited to the deposit period in effect at the time we receive the external transfer, and will earn the guaranteed interest rate for that guaranteed term. Only one rate lock may be in effect at one time per contract -- once a rate lock has been elected, that rate lock will apply to all external transfers received during that 45 day period, and you may not elect to begin a new rate lock period during that 45 day period.

PRO.75962-12	51

Amounts subject to the rate lock will not be deposited until the external transfer has been received, and will not be credited interest until deposited. This could result in the deposit being credited interest for a shorter term than if a rate lock had not been elected. The cost of providing a rate lock may be a factor we consider when determining the guaranteed interest rate for a deposit period, which impacts the guaranteed interest rate for all investors in that guaranteed term.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:
•	Market Value Adjustment (MVA) - as described in this appendix and in the Guaranteed Accumulation Account prospectus;
•	Tax Penalties and/or Tax withholding - see “TAX CONSIDERATIONS;” or
•	Early Withdrawal Charge - see “FEES.”

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA). If you withdraw or transfer your account value from the Guaranteed
Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative as follows:
•	If you have elected ECO as described in “SYSTEMATIC DISTRIBUTION OPTIONS,” no MVA applies to amounts withdrawn from the Guaranteed Accumulation Account;
•	If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account; and
•	If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed
Accumulation Account in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:
•	Short-term-three years or fewer; and
•	Long-term-10 years or less, but greater than three years.

At the end of a guaranteed term, you may:
•	Transfer dollars to a new guaranteed term;
•	Transfer dollars to other available investment options; or
•	Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. The Guaranteed Accumulation Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

PRO.75962-12	52

Borrowing Against Amounts Held in the Guaranteed Accumulation Account. You cannot take a loan from your account value in the Guaranteed Accumulation Account. However, we include your account value in the Guaranteed
Accumulation Account when determining the amount of your account value we will distribute as a loan.

MGWB Endorsement. For information regarding investing in the Guaranteed Accumulation Account while the
MGWB Endorsement is in effect, please see “OPTIONAL MINIMUM GUARANTEED WITHDRAWAL
BENEFIT ENDORSEMENT.”

Reinvesting Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinvested in the Guaranteed Accumulation Account, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment, will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal.

We will not credit your account for market value adjustments that were deducted at the time of withdrawal or refund any taxes that were withheld, unless required by law.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering.
You may get these documents for free by visiting EDGAR on the SEC website at http://www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW–Questions: Contacting the Company.” The number assigned to the registration statement for this offering is 333-180532.

PRO.75962-12                                                                   53

APPENDIX II Fixed Account

The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations. The Fixed Account is only available under installment purchase payment contracts.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees are based on the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. There may be multiple interest rates in effect under the contract at any given time.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed
Account, an early withdrawal charge may apply. See “FEES–Early Withdrawal Charge.”

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. There is no limit on the number of transfers that you can make out of the Fixed Account in a calendar year. However, we only allow you to transfer amounts that equal your account value in the Fixed
Account multiplied by the current maximum percentage of the transfer allowed (the “window”) minus any previous transfers you made from this option during the calendar year. We will waive the transfer limit when your account value in the Fixed Account is $1,000 or less.

Income Phase. By notifying the Opportunity Plus Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

Contract Loans. Contract loans may be made from pre-tax account values held in the Fixed Account.

PRO.75962-12                                                             54

APPENDIX III Fund Descriptions

List of Fund Name Changes

Current Fund Name	Former Fund Name
ING Baron Growth Portfolio	ING Baron Small Cap Growth Portfolio
Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio	Lord Abbett Series Fund – Mid-Cap Value Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.
Fund prospectuses may be obtained free of charge at the address and telephone number listed in
“CONTRACT OVERVIEW–Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Alger Green Fund	Seeks long-term capital appreciation.

Investment Adviser: Fred Alger Management, Inc.

Amana Growth Fund	Seeks long-term capital growth, consistent with Islamic
principles.
Investment Adviser: Saturna Capital Corporation

Amana Income Fund	Seeks current income and preservation of capital,
consistent with Islamic principles.
Investment Adviser: Saturna Capital Corporation

American Century® Income & Growth Fund	Seeks long-term capital growth by investing in common
stocks. Income is a secondary objective.
Investment Adviser: American Century Investment
Management, Inc.

PRO.75962-12	55

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
American Century® Inflation-Adjusted Bond Fund	Seeks to provide total return and inflation protection
consistent with investments in inflation-indexed
Investment Adviser: American Century Investment	securities.
Management, Inc.

BlackRock Mid Cap Value Opportunities Fund	Seeks capital appreciation and, secondarily, income by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.

Investment Adviser: BlackRock Advisors, LLC
Subadviser: BlackRock Investment Management,
LLC

Calvert VP SRI Balanced Portfolio	A non-diversified Portfolio that seeks to achieve a
competitive total return through an actively managed
portfolio of stocks, bonds and money market instruments
which offer income and capital growth opportunity and
which satisfy the investment criteria, including financial,
sustainability and social responsibility factors.

Investment Adviser: Calvert Investment
Management, Inc. (effective 04.30.11)
Subadvisers: (equity portion of Portfolio): New
Amsterdam Partners LLC

Calvert manages the fixed-income portion of the
Portfolio and handles allocation of assets and Portfolio
Managers for the Portfolio.

EuroPacific Growth Fund®	Seeks to provide long-term growth of capital.

Investment Adviser: Capital Research and
Management CompanySM

Fidelity® VIP Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over
the long term by allocating its assets among stocks,
Investment Adviser: Fidelity Management &	bonds, and short-term instruments.
Research Company (“FMR”)

Subadvisers: Fidelity Investments Money
Management, Inc. (“FIMM”), FMR Co., Inc.
(“FMRC”) and other investment advisers

Fidelity® VIP Contrafund® Portfolio	Seeks long-term capital appreciation.

Investment Adviser: FMR

Subadvisers: FMRC and other investment advisers

Fidelity® VIP Equity-Income Portfolio	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Investment Adviser: FMR

Subadvisers: FMRC and other investment advisers

Fidelity® VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital.
Investment Adviser: FMR

Subadvisers: FMRC and other investment advisers

PRO.75962-12	56

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Fidelity® VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.

Investment Adviser: FMR

Subadvisers: Geode Capital Management, LLC
(“Geode”) and FMRC

Fidelity® VIP Overseas Portfolio	Seeks long-term growth of capital.
Investment Adviser: FMR
Subadvisers: FMRC and other investment advisers

Franklin Small Cap Value Securities Fund	Seeks long-term total return. Under normal market
conditions, the fund invests at least 80% of its net assets
Investment Adviser: Franklin Advisory Services,	in investments of small capitalization companies.
LLC

ING Balanced Portfolio	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC

ING Baron Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: BAMCO, Inc.

ING BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: BlackRock Investment Management,
LLC

ING BlackRock Science and Technology	Seeks long-term capital appreciation.
Opportunities Portfolio

Investment Adviser: ING Investments, LLC

Subadviser: BlackRock Advisors, LLC

ING Clarion Global Real Estate Portfolio	Seeks high total return, consisting of capital appreciation
and current income.
Investment Adviser: ING Investments, LLC

Subadviser: CBRE Clarion Securities LLC

ING Global Bond Portfolio	Seeks to maximize total return through a combination of
current income and capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC

PRO.75962-12	57

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
ING Global Resources Portfolio	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co. LLC

ING Growth and Income Portfolio	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
convertible into common stocks. It is anticipated that
capital appreciation and investment income will both be
major factors in achieving total return.

Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC

ING Index Plus LargeCap Portfolio	Seeks to outperform the total return performance of the S&P 500 Index, while maintaining a market level of risk.

Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC

ING Index Plus MidCap Portfolio	Seeks to outperform the total return performance of the Standard and Poor’s MidCap 400 Index, while maintaining a market level of risk.

Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC

ING Index Plus SmallCap Portfolio	Seeks to outperform the total return performance of the Standard and Poor’s SmallCap 600 Index, while maintaining a market level of risk.

Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC

ING Intermediate Bond Portfolio	Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its objective through
investments in a diversified portfolio consisting
primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major
factors in achieving total return.

Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC

ING International Index Portfolio	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.

Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC

ING Invesco Van Kampen Comstock Portfolio	Seeks capital growth and income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, LLC

ING Invesco Van Kampen Equity and Income	Seeks total return, consisting of long-term capital appreciation and current income.
Portfolio
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management
Inc.

PRO.75962-12	58

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
ING Large Cap Growth Portfolio	Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co. LLC

ING Large Cap Value Portfolio	Seeks long-term growth of capital and current income.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co. LLC

ING Marsico Growth Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Marsico Capital Management, LLC

ING MFS Total Return Portfolio	Seeks above-average income (compared to a portfolio
entirely invested in equity securities) consistent with the
prudent employment of capital and secondarily, seeks
reasonable opportunity for growth of capital and income.

Investment Adviser: Directed Services LLC
Subadviser: Massachusetts Financial Services
Company

ING Money Market Portfolio	Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.

Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC
* There is no guarantee that the ING Money Market Portfolio subaccount will have a positive or level return.

ING Oppenheimer Global Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: OppenheimerFunds, Inc.

ING PIMCO High Yield Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

Investment Adviser: Directed Services LLC
Subadviser: Pacific Investment Management
Company LLC

ING PIMCO Total Return Portfolio	Seeks maximum total return, consistent with capital preservation and prudent investment management.

Investment Adviser: Directed Services LLC
Subadviser: Pacific Investment Management
Company LLC (PIMCO)

ING Pioneer Mid Cap Value Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Pioneer Investment Management, Inc.

PRO.75962-12	59

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
ING RussellTM Large Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total
return (which includes capital appreciation and income)
of the Russell Top 200® Growth Index.

Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC

ING Small Company Portfolio	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.

Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC

ING Strategic Allocation Conservative Portfolio	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.

Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC

ING Strategic Allocation Growth Portfolio	Seeks to provide capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC

ING Strategic Allocation Moderate Portfolio	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC

ING T. Rowe Price Diversified Mid Cap Growth	Seeks long-term capital appreciation.
Portfolio
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily,
increasing dividend income.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.

ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Subadviser: Templeton Investment Counsel, LLC

ING Thornburg Value Portfolio	Seeks long-term capital appreciation, and secondarily,
current income.
Investment Adviser: Directed Services LLC
Subadviser: Thornburg Investment Management, Inc.

ING UBS U.S. Large Cap Equity Portfolio	Seeks long-term growth of capital and future income.
Investment Adviser: Directed Services LLC
Subadviser: UBS Global Asset Management
(Americas) Inc.

PRO.75962-12	60

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Invesco Mid Cap Core Equity Fund	Seeks long-term growth of capital.

Investment Adviser: Invesco Advisors, Inc.

Invesco Van Kampen V.I. American Franchise Fund	Seeks capital growth.

Investment Adviser: Invesco Advisors, Inc.

Invesco V.I. Core Equity Fund	Seeks long-term growth of capital.

Investment Adviser: Invesco Advisors, Inc.

Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio	The Fund seeks capital appreciation through
investments, primarily in equity securities, which are
Investment Adviser: Lord, Abbett & Co. LLC (Lord	believed to be undervalued in the marketplace.
Abbett)

New Perspective Fund®	Seeks to provide long-term growth of capital. Future
income is a secondary objective.
Investment Adviser: Capital Research and
Management CompanySM

Oppenheimer Developing Markets Fund	The Fund aggressively seeks capital appreciation.

Investment Adviser: OppenheimerFunds, Inc.

Pax World Balanced Fund	Seeks income and conservation of principal and
secondarily long-term growth of capital.
Investment Adviser: Pax World Management LLC

The Growth Fund of America®	Seeks to provide growth of capital.

Investment Adviser: Capital Research and
Management CompanySM

USAA Precious Metals and Minerals Fund	A non-diversified fund that seeks long-term capital
appreciation and to protect the purchasing power of your
Investment Adviser: USAA Asset Management	capital against inflation.
Company

Washington Mutual Investors FundSM	Seeks to produce income and to provide an opportunity
for growth of principal consistent with sound common
Investment Adviser: Capital Research and	stock investing.
Management CompanySM

Wells Fargo Advantage Special Small Cap Value	Seeks long-term capital appreciation.
Fund

Investment Adviser: Wells Fargo Funds
Management, LLC

Subadviser: Wells Capital Management Incorporated

PRO.75962-12	61

APPENDIX IV MGWB ENDORSEMENT PARTIAL WITHDRAWAL EXAMPLES

For the purposes of these examples, eligible account value means your account value excluding any amount invested in an employee Roth 403(b) account.

Example 1: Adjustment to the MGWB Remaining Guaranteed Balance for a withdrawal that does not exceed the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000, and a net withdrawal of $5,000 (with $0 early withdrawal charges and/or MVA) is taken.

	Eligible Account Value	MGWB Base	MGWB Remaining Guaranteed Balance
Values just prior to the withdrawal	$100,000	$100,000	$100,000
Values after the withdrawal	$95,000	$100,000	$95,000

MGWB Remaining Guaranteed Balance is reduced dollar for dollar for withdrawals that do not exceed the
Maximum Annual Withdrawal.

Example 2: Adjustment to the MGWB Remaining Guaranteed Balance and the MGWB Base for a
withdrawal in excess of the Maximum Annual Withdrawal.

Assume (a) the Maximum Annual Withdrawal is $5,000; (b) the MAW Percentage is 5%; (c) a net withdrawal of
$2,000 (with $0 early withdrawal charges and/or MVA) is taken; (d) cumulative net withdrawals previously taken during the calendar year totaled $4,000; and (e) eligible account value has decreased to $90,000 prior to this withdrawal.

	Eligible Account Value	MGWB Base	MGWB Remaining Guaranteed Balance	Maximum Annual Withdrawal
Values just prior to the withdrawal	$90,000	$100,000	$96,000	$5,000
Values after the withdrawal	$88,000	$88,000	$88,000	$4,400

The net withdrawal of $2,000 has caused the cumulative net withdrawals taken during the calendar year to equal
$6,000 ($4,000 + $2,000), which exceeds the Maximum Annual Withdrawal of $5,000. As a result, the MGWB
Base and the MGWB Remaining Guaranteed Balance are reduced to the lesser of the MGWB Remaining
Guaranteed Balance less the net withdrawal, $94,000 ($96,000 - $2,000), or the eligible account value immediately after the withdrawal, $88,000 ($90,000 - $2,000). The Maximum Annual Withdrawal is now reduced to $4,400
($88,000 x 5%).

Example 3: Adjustment to the MGWB Remaining Guaranteed Balance and the MGWB Base for a
withdrawal in excess of the Maximum Annual Withdrawal, including early withdrawal charges and/or negative MVA.

Assume the Maximum Annual Withdrawal is $5,000, the MAW Percentage is 5%, and a net withdrawal of $5,500
(with early withdrawal charges or negative MVA of $500) is taken.

	Eligible Account Value	MGWB Base	MGWB Remaining Guaranteed Balance	Maximum Annual Withdrawal
Values just prior to the withdrawal	$100,000	$100,000	$100,000	$5,000
Values after the withdrawal	$94,000	$94,000	$94,000	$4,700

PRO.75962-12                                                                      62

The gross withdrawal of $6,000 ($5,500 + $500) reduces eligible account value. The net withdrawal of $5,500 exceeds the Maximum Annual Withdrawal of $5,000. As a result, the MGWB Base and the MGWB Remaining
Guaranteed Balance are reduced to the lesser of the MGWB Remaining Guaranteed Balance less the net withdrawal,
$94,500 (100,000 - $5,500) or the eligible account value immediately after the withdrawal, $94,000 ($100,000 -
$6,000). The Maximum Annual Withdrawal is now reduced to $4,700 ($94,000 x 5%).

Example 4: A withdrawal exceeds the Maximum Annual Withdrawal but does not exceed the Additional
Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. On the first day of the calendar year, the Required Minimum
Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional
Withdrawal Amount is set to equal the excess of this amount above the Maximum Annual Withdrawal, $1,000
($6,000 - $5,000).

Also assume a net withdrawal of $2,000 (with $0 early withdrawal charges and/or MVA) is taken and cumulative net withdrawals previously taken during the calendar year totaled $4,000.

	Eligible Account Value	MGWB Base	MGWB Remaining Guaranteed Balance	Maximum Annual Withdrawal
Values just prior to the withdrawal	$96,000	$100,000	$96,000	$5,000
Values after the withdrawal	$94,000	$100,000	$94,000	$5,000

Total net withdrawals taken, $6,000 ($4,000 + $2,000), exceed the Maximum Annual Withdrawal, $5,000. However the MGWB Base and the MGWB Remaining Guaranteed Balance are not adjusted as described in Example 2 above because the total net withdrawals taken ($6,000) did not exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount of $6,000 ($5,000 + 1,000). Instead, only the MGWB Remaining Guaranteed
Balance is reduced dollar for dollar for the amount of the withdrawal to $94,000 ($96,000 - $2,000). If the total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal
Amount, the MGWB Base and the MGWB Remaining Guaranteed Balance would be adjusted as described in
Example 2, above.

Example 5: The Reset Option is utilized.

Assume the Maximum Annual Withdrawal is $5,000, the MAW Percentage is 5%, and the eligible account value has increased above the MGWB Base.

	Eligible Account Value	MGWB Base	MGWB Remaining Guaranteed Balance	Maximum Annual Withdrawal
Values just prior to reset	$110,000	$100,000	$90,000	$5,000
Values after the reset	$110,000	$110,000	$110,000	$5,500

Upon reset, the MGWB Base and the MGWB Remaining Guaranteed Balance are increased to the eligible account value. The Maximum Annual Withdrawal is now $5,500 ($110,000 x 5%).

PRO.75962-12                                                                63

APPENDIX V EXAMPLES OF MGWB REBALANCING

The following examples are designed to assist you in understanding how MGWB Rebalancing works. The examples assume that there are no investment earnings or losses.

I. Subsequent Payments

A. Assume that on Day 1, you purchased the MGWB Endorsement and your eligible account value (i.e., your account value excluding any amounts invested in an employee Roth 403(b) account) is $100,000, which is allocated
100% to Accepted Investment Options. No MGWB Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, you invested an additional purchase payment of $500,000, bringing your total eligible account value to $600,000, and you allocated this purchase payment 100% to Other Investment Options. Because the percentage allocated to the Fixed Allocation Investment Options (0%) is less than 25% of the total amount allocated to the Fixed Allocation Investment Options and the Other Investment Options, we will automatically reallocate $125,000 from the amount allocated to the Other Investment Options (25% of the $500,000 allocated to the Other Investment Options) to the Fixed Rebalancing Investment Option. Your ending allocations will be
$100,000 to Accepted Investment Options, $125,000 to the Fixed Rebalancing Investment Option, and $375,000 to
the Other Investment Options.

II. Partial Withdrawals

A. Assume that on Day 1, you purchased the MGWB Endorsement and your eligible account value is $100,000, which is allocated 70% to Accepted Investment Options ($70,000), 25% to the Fixed Allocation Investment Options
($25,000), and 5% to Other Investment Options ($5,000). No MGWB Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, you requested a partial withdrawal of $24,000 from the Fixed Allocation Investment
Options. Because the remaining amount allocated to the Fixed Allocation Investment Options ($1,000) is less than
25% of the total amount allocated to the Fixed Allocation Investment Options and the Other Investment Options, we
will automatically reallocate $500 from the Other Investment Options to the Fixed Rebalancing Investment Option,
so that the amount allocated to the Fixed Allocation Investment Options ($1,500) is 25% of the total amount allocated to the Fixed Allocation Investment Options and Other Investment Options ($6,000).

PRO.75962-12	64

APPENDIX VI CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2011, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2011, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2011 are not reflected in the following information.

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 0.35% FOR ING MONEY MARKET PORTFOLIO AND 1.00% FOR ALL OTHER SUBACCOUNTS
(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002

ALGER GREEN FUND (Funds were first received in this option during May 2009)
Value at beginning of period	$14.36	$13.24	$10.30
Value at end of period	$13.48	$14.36	$13.24
Number of accumulation units outstanding at end of period	26,469	26,164	13,626
AMANA GROWTH FUND (Funds were first received in this option during May 2009)
Value at beginning of period	$14.28	$12.44	$10.20
Value at end of period	$13.87	$14.28	$12.44
Number of accumulation units outstanding at end of period	157,698	94,190	36,336
AMANA INCOME FUND (Funds were first received in this option during May 2009)
Value at beginning of period	$13.81	$12.44	$10.38
Value at end of period	$13.94	$13.81	$12.44
Number of accumulation units outstanding at end of period	588,358	356,863	118,389
AMERICAN CENTURY® INCOME & GROWTH FUND
Value at beginning of period	$10.02	$8.89	$7.64	$11.83	$12.01	$10.38	$10.03	$8.99	$7.02	$8.823
Value at end of period	$10.19	$10.02	$8.89	$7.64	$11.83	$12.01	$10.38	$10.03	$8.99	$7.02
Number of accumulation units outstanding at end of period	522,290	508,571	522,791	484,138	470,664	493,914	537,573	430,969	270,116	157,164
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (Funds were first received in this option during May 2009)
Value at beginning of period	$11.16	$10.69	$10.11
Value at end of period	$12.49	$11.16	$10.69
Number of accumulation units outstanding at end of period	1,424,631	630,079	289,327
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (Funds were first received in this option during May 2009)
Value at beginning of period	$16.16	$12.99	$10.25
Value at end of period	$15.91	$16.16	$12.99
Number of accumulation units outstanding at end of period	201,327	101,850	6,981
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$31.39	$28.29	$22.80	$33.54	$32.97	$30.61	$29.27	$27.31	$23.11	$26.578
Value at end of period	$32.50	$31.39	$28.29	$22.80	$33.54	$32.97	$30.61	$29.27	$27.31	$23.11
Number of accumulation units outstanding at end of period	374,179	388,657	399,658	403,349	448,638	486,325	530,186	578,904	618,903	627,715
EUROPACIFIC GROWTH FUND® (Funds were first received in this option during May 2005)
Value at beginning of period	$15.06	$13.91	$10.10	$17.16	$14.58	$12.09	$9.87
Value at end of period	$12.88	$15.06	$13.91	$10.10	$17.16	$14.58	$12.09
Number of accumulation units outstanding at end of period	2,412,834	2,529,375	2,451,826	2,180,852	1,751,756	1,126,138	298,219

CFI 1

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002

FIDELITY® VIP ASSET MANAGERSM PORTFOLIO
Value at beginning of period	$23.28	$20.58	$16.10	$22.81	$19.95	$18.77	$18.23	$17.45	$14.94	$16.538
Value at end of period	$22.46	$23.28	$20.58	$16.10	$22.81	$19.95	$18.77	$18.23	$17.45	$14.94
Number of accumulation units outstanding at end of period	712,506	737,091	760,132	773,804	766,297	815,717	903,477	1,017,631	1,144,415	1,128,596
FIDELITY VIP® CONTRAFUND PORTFOLIO
Value at beginning of period	$37.67	$32.46	$24.16	$42.45	$36.46	$32.97	$28.47	$24.91	$19.58	$21.82
Value at end of period	$36.35	$37.67	$32.46	$24.16	$42.45	$36.46	$32.97	$28.47	$24.91	$19.58
Number of accumulation units outstanding at end of period	4,803,413	4,924,094	4,886,994	4,704,381	4,815,027	4,854,925	4,554,960	3,987,863	3,526,154	3,283,776
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$23.73	$20.81	$16.14	$28.43	$28.29	$23.77	$22.68	$20.54	$15.92	$19.36
Value at end of period	$23.72	$23.73	$20.81	$16.14	$28.43	$28.29	$23.77	$22.68	$20.54	$15.92
Number of accumulation units outstanding at end of period	1,851,626	1,979,608	2,019,631	1,985,243	2,278,217	2,330,504	2,306,989	2,369,317	2,209,984	1,950,075
FIDELITY® VIP HIGH INCOME PORTFOLIO
Value at beginning of period	$12.28	$10.90	$7.65	$10.30	$10.12	$9.19	$9.03	$8.33	$6.61	$6.453
Value at end of period	$12.65	$12.28	$10.90	$7.65	$10.30	$10.12	$9.19	$9.03	$8.33	$6.61
Number of accumulation units outstanding at end of period	573,846	597,037	602,582	491,879	548,816	571,769	484,034	424,740	481,946	283,022
FIDELITY® VIP INDEX 500 PORTFOLIO
Value at beginning of period	$26.00	$22.84	$18.22	$29.21	$27.98	$24.42	$23.53	$21.49	$16.90	$21.956
Value at end of period	$26.27	$26.00	$22.84	$18.22	$29.21	$27.98	$24.42	$23.53	$21.49	$16.90
Number of accumulation units outstanding at end of period	3,685,829	3,805,751	3,874,366	3,816,430	3,989,637	4,183,212	4,282,810	4,392,230	4,214,321	3,848,604
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$10.40	$9.29	$7.41	$13.33	$11.47	$9.82	$8.33	$7.40	$5.21	$6.608
Value at end of period	$8.53	$10.40	$9.29	$7.41	$13.33	$11.47	$9.82	$8.33	$7.40	$5.21
Number of accumulation units outstanding at end of period	355,599	359,772	402,280	396,703	428,820	369,267	303,048	289,347	245,549	349,672
FRANKLIN SMALL CAP VALUE SECURITIES FUND (Funds were first received in this option during June 2003)
Value at beginning of period	$21.19	$16.69	$13.05	$19.69	$20.37	$17.59	$16.33	$13.33	$10.95
Value at end of period	$20.19	$21.19	$16.69	$13.05	$19.69	$20.37	$17.59	$16.33	$13.33
Number of accumulation units outstanding at end of period	501,013	543,368	427,582	379,037	354,211	360,740	298,925	212,288	20,815
ING BALANCED PORTFOLIO
Value at beginning of period	$37.65	$33.33	$28.23	$39.66	$37.95	$34.85	$33.76	$31.17	$26.48	$29.827
Value at end of period	$36.79	$37.65	$33.33	$28.23	$39.66	$37.95	$34.85	$33.76	$31.17	$26.48
Number of accumulation units outstanding at end of period	692,758	758,971	844,431	826,873	907,786	992,419	1,083,124	1,212,176	1,296,685	1,335,579
ING BARON SMALL CAP GROWTH PORTFOLIO (Funds were first received in this option during May 2003)
Value at beginning of period	$20.51	$16.37	$12.23	$21.03	$20.02	$17.55	$16.51	$13.03	$10.39
Value at end of period	$20.75	$20.51	$16.37	$12.23	$21.03	$20.02	$17.55	$16.51	$13.03
Number of accumulation units outstanding at end of period	764,203	733,526	658,113	575,621	569,083	536,101	490,493	391,073	121,637
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO (Funds were first received in this option during April 2007)
Value at beginning of period	$9.16	$8.15	$6.30	$10.42	$10.67
Value at end of period	$8.95	$9.16	$8.15	$6.30	$10.42
Number of accumulation units outstanding at end of period	1,903,993	1,806,537	1,823,999	1,802,754	1,965,894
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES PORTFOLIO
Value at beginning of period	$5.22	$4.44	$2.94	$4.93	$4.19	$3.94	$3.56	$3.64	$2.53	$4.352
Value at end of period	$4.62	$5.22	$4.44	$2.94	$4.93	$4.19	$3.94	$3.56	$3.64	$2.53
Number of accumulation units outstanding at end of period	1,454,535	1,306,052	1,294,158	998,012	1,051,767	914,446	1,082,710	864,758	915,253	428,288
ING CLARION GLOBAL REAL ESTATE PORTFOLIO (Funds were first received in this option during September 2008)
Value at beginning of period	$10.23	$8.88	$6.71	$9.74
Value at end of period	$9.60	$10.23	$8.88	$6.71
Number of accumulation units outstanding at end of period	1,120,729	1,100,279	1,054,467	914,997

CFI 2

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING GLOBAL BOND PORTFOLIO (Funds were first received in this option during April 2005)
Value at beginning of period	$13.55	$11.81	$9.81	$11.73	$10.89	$10.15	$10.01
Value at end of period	$13.91	$13.55	$11.81	$9.81	$11.73	$10.89	$10.15
Number of accumulation units outstanding at end of period	1,339,300	1,126,151	1,046,131	1,042,676	855,228	685,845	644,905
ING GLOBAL RESOURCES PORTFOLIO (Funds were first received in this option during January 2007)
Value at beginning of period	$13.01	$10.80	$7.94	$13.59	$9.75
Value at end of period	$11.70	$13.01	$10.80	$7.94	$13.59
Number of accumulation units outstanding at end of period	1,825,628	1,775,339	1,751,786	1,593,082	1,391,650
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$233.35	$206.50	$160.14	$259.35	$243.92	$215.73	$201.50	$187.76	$150.43	$202.587
Value at end of period	$230.41	$233.35	$206.50	$160.14	$259.35	$243.92	$215.73	$201.50	$187.76	$150.43
Number of accumulation units outstanding at end of period	429,960	464,419	468,271	491,621	546,591	618,831	675,776	784,200	907,962	985,007
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.73	$17.49	$14.34	$23.06	$22.18	$19.55	$18.74	$17.12	$13.71	$17.645
Value at end of period	$19.52	$19.73	$17.49	$14.34	$23.06	$22.18	$19.55	$18.74	$17.12	$13.71
Number of accumulation units outstanding at end of period	1,326,056	1,430,670	1,501,479	1,573,667	1,839,370	2,024,733	2,140,821	2,392,049	2,418,495	2,268,115
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.96	$19.85	$15.22	$24.63	$23.58	$21.76	$19.78	$17.13	$13.07	$15.014
Value at end of period	$23.45	$23.96	$19.85	$15.22	$24.63	$23.58	$21.76	$19.78	$17.13	$13.07
Number of accumulation units outstanding at end of period	1,773,437	1,812,468	1,819,648	1,759,943	1,859,167	1,947,854	1,856,102	1,675,767	1,232,142	916,636
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.01	$13.98	$11.31	$17.20	$18.53	$16.44	$15.43	$12.77	$9.47	$11.025
Value at end of period	$16.71	$17.01	$13.98	$11.31	$17.20	$18.53	$16.44	$15.43	$12.77	$9.47
Number of accumulation units outstanding at end of period	1,085,530	1,110,384	1,121,972	1,120,220	1,243,903	1,363,094	1,316,513	1,155,531	810,650	562,448
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$88.32	$81.21	$73.52	$81.14	$77.30	$75.03	$73.47	$70.76	$67.24	$62.692
Value at end of period	$94.03	$88.32	$81.21	$73.52	$81.14	$77.30	$75.03	$73.47	$70.76	$67.24
Number of accumulation units outstanding at end of period	439,731	502,606	516,806	576,494	703,379	685,422	673,418	623,553	672,361	774,013
ING INTERNATIONAL INDEX PORTFOLIO (Funds were first received in this option during August 2009)
Value at beginning of period	$11.75	$11.00	$10.12
Value at end of period	$10.22	$11.75	$11.00
Number of accumulation units outstanding at end of period	183,247	181,453	182,656
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO (Funds were first received in this option during May 2003)
Value at beginning of period	$14.95	$13.12	$10.31	$16.39	$16.94	$14.77	$14.42	$12.47	$10.15
Value at end of period	$14.49	$14.95	$13.12	$10.31	$16.39	$16.94	$14.77	$14.42	$12.47
Number of accumulation units outstanding at end of period	631,813	728,860	766,795	824,062	985,817	1,075,448	1,142,127	777,786	302,672
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO (Funds were first received in this option during April 2005)
Value at beginning of period	$12.57	$11.31	$9.31	$12.27	$11.97	$10.73	$9.83
Value at end of period	$12.32	$12.57	$11.31	$9.31	$12.27	$11.97	$10.73
Number of accumulation units outstanding at end of period	1,159,658	1,236,752	1,318,432	1,423,377	1,689,827	1,816,696	1,132,003
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (Funds were first received in this option during November 2005)
Value at beginning of period	$20.75	$17.38	$10.20	$21.10	$15.35	$11.39	$10.54
Value at end of period	$16.84	$20.75	$17.38	$10.20	$21.10	$15.35	$11.39
Number of accumulation units outstanding at end of period	858,659	970,196	1,034,573	981,394	1,087,498	979,897	821,241

CFI 3

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING LARGE CAP GROWTH PORTFOLIO (Funds were first received in this option during January 2011)
Value at beginning of period	$10.31
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	1,811,359
ING LARGE CAP VALUE PORTFOLIO (Funds were first received in this option during May 2007)
Value at beginning of period	$8.34	$7.06	$6.33	$9.15	$10.06
Value at end of period	$8.55	$8.34	$7.06	$6.33	$9.15
Number of accumulation units outstanding at end of period	3,250,029	3,320,697	3,299,759	3,054,174	2,942,653
ING MARSICO GROWTH PORTFOLIO (Funds were first received in this option during April 2008)
Value at beginning of period	$9.82	$8.25	$6.45	$10.03
Value at end of period	$9.58	$9.82	$8.25	$6.45
Number of accumulation units outstanding at end of period	250,338	266,785	228,424	222,270
ING MFS TOTAL RETURN PORTFOLIO (Funds were first received in this option during May 2006)
Value at beginning of period	$10.94	$10.03	$8.57	$11.13	$10.78	$9.79
Value at end of period	$11.03	$10.94	$10.03	$8.57	$11.13	$10.78
Number of accumulation units outstanding at end of period	2,732,609	3,029,548	3,132,263	3,186,934	3,775,909	13,850
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$57.51	$57.57	$57.58	$56.29	$53.71	$51.39	$50.07	$49.72	$49.45	$48.828
Value at end of period	$57.32	$57.51	$57.57	$57.58	$56.29	$53.71	$51.39	$50.07	$49.72	$49.45
Number of accumulation units outstanding at end of period	543,895	627,823	824,957	1,255,219	2,844,911	2,061,958	367,555	384,115	456,502	804,354
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I) (Funds were first received in this option during April 2005)
Value at beginning of period	$13.48	$11.73	$8.49	$14.37	$13.62	$11.66	$9.71
Value at end of period	$12.26	$13.48	$11.73	$8.49	$14.37	$13.62	$11.66
Number of accumulation units outstanding at end of period	6,972,743	7,408,486	7,607,082	7,651,915	8,717,736	9,479,603	9,918,176
ING PIMCO HIGH YIELD PORTFOLIO (Funds were first received in this option during May 2006)
Value at beginning of period	$13.96	$12.31	$8.30	$10.80	$10.58	$9.94
Value at end of period	$14.47	$13.96	$12.31	$8.30	$10.80	$10.58
Number of accumulation units outstanding at end of period	399,549	301,912	178,994	59,568	37,526	18,758
ING PIMCO TOTAL RETURN PORTFOLIO (Funds were first received in this option during May 2003)
Value at beginning of period	$13.84	$13.00	$11.66	$11.80	$10.89	$10.58	$10.47	$10.13	$10.05
Value at end of period	$14.15	$13.84	$13.00	$11.66	$11.80	$10.89	$10.58	$10.47	$10.13
Number of accumulation units outstanding at end of period	1,993,304	2,071,244	1,831,519	1,322,612	760,653	600,663	663,553	542,483	189,541
ING PIONEER MID CAP VALUE PORTFOLIO (Funds were first received in this option during May 2006)
Value at beginning of period	$10.65	$9.10	$7.33	$11.03	$10.54	$9.51
Value at end of period	$10.04	$10.65	$9.10	$7.33	$11.03	$10.54
Number of accumulation units outstanding at end of period	1,256,326	1,361,430	1,325,733	1,146,541	1,021,942	7,611
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (Funds were first received in this option during July 2009)
Value at beginning of period	$13.92	$12.47	$10.63
Value at end of period	$14.37	$13.92	$12.47
Number of accumulation units outstanding at end of period	79,558	63,578	61,488
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$15.49	$12.58	$9.96	$14.59	$13.92	$12.03	$11.02	$9.73	$7.15	$9.41
Value at end of period	$14.95	$15.49	$12.58	$9.96	$14.59	$13.92	$12.03	$11.02	$9.73	$7.15
Number of accumulation units outstanding at end of period	744,462	764,341	668,263	568,936	433,813	450,154	435,923	519,294	585,454	541,321

CFI 4

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$19.28	$17.53	$15.03	$19.86	$18.96	$17.67	$17.19	$16.08	$14.29	$15.088
Value at end of period	$19.43	$19.28	$17.53	$15.03	$19.86	$18.96	$17.67	$17.19	$16.08	$14.29
Number of accumulation units outstanding at end of period	96,278	77,256	82,621	89,653	117,069	97,184	105,629	103,950	49,925	53,498
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$19.36	$17.29	$13.95	$22.03	$21.18	$18.90	$17.98	$16.21	$13.17	$15.425
Value at end of period	$18.60	$19.36	$17.29	$13.95	$22.03	$21.18	$18.90	$17.98	$16.21	$13.17
Number of accumulation units outstanding at end of period	173,742	162,336	151,290	141,655	152,950	136,097	104,165	89,601	54,494	37,872
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$19.08	$17.20	$14.26	$20.72	$19.84	$18.02	$17.39	$15.93	$13.47	$15.04
Value at end of period	$18.78	$19.08	$17.20	$14.26	$20.72	$19.84	$18.02	$17.39	$15.93	$13.47
Number of accumulation units outstanding at end of period	122,760	123,451	118,726	111,966	119,845	129,552	115,515	95,249	49,780	34,761
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (Funds were first received in this option during April 2005)
Value at beginning of period	$14.09	$11.07	$7.64	$13.57	$12.09	$11.19	$9.55
Value at end of period	$13.43	$14.09	$11.07	$7.64	$13.57	$12.09	$11.19
Number of accumulation units outstanding at end of period	4,359,759	4,377,592	4,255,986	4,008,265	3,997,571	4,225,986	4,553,354
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$28.62	$24.73	$17.48	$30.54	$28.07	$25.03	$23.81	$21.86	$16.86	$22.204
Value at end of period	$28.03	$28.62	$24.73	$17.48	$30.54	$28.07	$25.03	$23.81	$21.86	$16.86
Number of accumulation units outstanding at end of period	1,109,815	1,144,278	1,187,887	1,193,388	1,294,160	1,417,850	1,611,950	1,771,556	1,670,473	1,456,936
ING TEMPLETON FOREIGN EQUITY PORTFOLIO (Funds were first received in this option during April 2008)
Value at beginning of period	$8.81	$8.17	$6.25	$10.12
Value at end of period	$7.67	$8.81	$8.17	$6.25
Number of accumulation units outstanding at end of period	2,451,373	2,639,053	2,880,112	3,048,127
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$34.13	$30.95	$21.60	$36.21	$34.10	$29.48	$29.32	$26.23	$20.69	$29.926
Value at end of period	$29.36	$34.13	$30.95	$21.60	$36.21	$34.10	$29.48	$29.32	$26.23	$20.69
Number of accumulation units outstanding at end of period	820,395	848,241	902,167	905,419	988,543	1,062,400	1,226,375	1,485,047	1,836,502	1,909,558
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$16.16	$14.39	$11.03	$18.50	$18.47	$16.29	$15.04	$13.24	$10.70	$14.393
Value at end of period	$15.59	$16.16	$14.39	$11.03	$18.50	$18.47	$16.29	$15.04	$13.24	$10.70
Number of accumulation units outstanding at end of period	567,354	619,705	678,744	737,124	801,536	754,938	788,992	811,334	858,894	866,515
INVESCO MID CAP CORE EQUITY FUND (Funds were first received in this option during May 2009)
Value at beginning of period	$13.87	$12.45	$10.19
Value at end of period	$12.87	$13.87	$12.45
Number of accumulation units outstanding at end of period	145,422	139,645	53,780
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$5.66	$4.95	$4.13	$7.26	$6.54	$6.22	$5.77	$5.47	$4.26	$5.693
Value at end of period	$5.16	$5.66	$4.95	$4.13	$7.26	$6.54	$6.22	$5.77	$5.47	$4.26
Number of accumulation units outstanding at end of period	330,032	323,135	318,150	302,166	305,162	323,718	189,954	214,416	213,322	175,779
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$8.17	$7.53	$5.93	$8.58	$8.01	$6.93	$6.65	$6.16	$5.00	$5.988
Value at end of period	$8.08	$8.17	$7.53	$5.93	$8.58	$8.01	$6.93	$6.65	$6.16	$5.00
Number of accumulation units outstanding at end of period	556,507	590,492	588,201	535,571	421,088	404,385	254,967	341,503	378,274	375,191
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO (Funds were first received in this option during May 2003)
Value at beginning of period	$17.37	$13.99	$11.16	$18.59	$18.67	$16.80	$15.68	$12.77	$10.11
Value at end of period	$16.51	$17.37	$13.99	$11.16	$18.59	$18.67	$16.80	$15.68	$12.77
Number of accumulation units outstanding at end of period	886,701	904,005	909,112	918,372	1,010,326	961,268	886,813	500,249	92,123

CFI 5

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002

NEW PERSPECTIVE FUND® (Funds were first received in this option during May 2005)
Value at beginning of period	$14.56	$13.04	$9.58	$15.58	$13.57	$11.44	$10.02
Value at end of period	$13.31	$14.56	$13.04	$9.58	$15.58	$13.57	$11.44
Number of accumulation units outstanding at end of period	621,220	630,048	595,160	532,037	261,372	138,930	29,909
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$51.30	$40.80	$22.68	$44.08	$33.26	$26.84	$19.19	$14.57	$8.91	$9.145
Value at end of period	$41.60	$51.30	$40.80	$22.68	$44.08	$33.26	$26.84	$19.19	$14.57	$8.91
Number of accumulation units outstanding at end of period	1,266,546	1,331,557	1,266,722	1,124,499	1,218,832	1,173,367	1,122,704	757,938	428,805	145,247
PAX WORLD BALANCED FUND
Value at beginning of period	$12.11	$10.93	$9.10	$13.27	$12.24	$11.17	$10.70	$9.54	$8.21	$9.102
Value at end of period	$11.77	$12.11	$10.93	$9.10	$13.27	$12.24	$11.17	$10.70	$9.54	$8.21
Number of accumulation units outstanding at end of period	912,396	969,286	1,035,188	1,062,501	943,515	790,821	712,293	518,200	353,096	188,163
THE GROWTH FUND OF AMERICA® (Funds were first received in this option during May 2005)
Value at beginning of period	$12.64	$11.37	$8.54	$14.16	$12.90	$11.74	$9.96
Value at end of period	$11.91	$12.64	$11.37	$8.54	$14.16	$12.90	$11.74
Number of accumulation units outstanding at end of period	2,634,040	2,723,664	2,446,988	1,992,111	1,451,445	1,088,939	510,995
USAA PRECIOUS METALS AND MINERALS FUND (Funds were first received in this option during May 2011)
Value at beginning of period	$9.66
Value at end of period	$8.71
Number of accumulation units outstanding at end of period	78,588
WASHINGTON MUTUAL INVESTORS FUNDSM (Funds were first received in this option during May 2005)
Value at beginning of period	$11.14	$9.93	$8.43	$12.73	$12.38	$10.60	$10.09
Value at end of period	$11.80	$11.14	$9.93	$8.43	$12.73	$12.38	$10.60
Number of accumulation units outstanding at end of period	1,485,252	1,399,928	1,250,276	1,016,205	742,033	521,512	271,058
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$22.98	$18.93	$14.72	$21.79	$23.95	$19.92	$18.22	$15.33	$11.44	$12.433
Value at end of period	$22.26	$22.98	$18.93	$14.72	$21.79	$23.95	$19.92	$18.22	$15.33	$11.44
Number of accumulation units outstanding at end of period	2,046,564	2,168,778	2,126,652	2,033,090	2,126,628	2,175,935	2,031,497	1,643,534	1,093,807	795,240

CFI 6

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Annuity Account C Opportunity Plus group deferred variable annuity prospectus dated as well as all current prospectuses pertaining to the variable investment options available under the contracts.

____	Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.75962-12)
dated.
_____	Please send the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company.

CONTRACT HOLDER’S SIGNATURE

DATE

PRO.75962-12

PART B

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated April 30, 2012 For OPPORTUNITY PLUS

Multiple Option Group Variable Annuity Contracts

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the “Separate Account”) dated April 30, 2012 relating to the Opportunity Plus Multiple Option Group Variable Annuity Contracts issued by the
Separate Account and ING Life Insurance Annuity Company (the “Company”).

A free prospectus is available upon request from the local Company office or by writing to or calling:

For regular mail, please use:

Opportunity Plus Service Center ING National Trust P.O. Box 9810 Providence, RI 02940-8010

For overnight delivery, please use:

Opportunity Plus Service Center ING National Trust 4400 Computer Drive Westborough, MA 01581

1-800-677-4636

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information have the same meaning as in the prospectus.

Page
General Information and History	2
Variable Annuity Account C	3
Offering and Purchase of Contracts	3
Income Phase Payments	3
Sales Material and Advertising	4
Experts	5
Financial Statements of the Separate Account	S-1
Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

SAI.75962-12

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to
January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly
Participating Annuity Life Insurance Company organized in 1954).

The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way, Windsor, Connecticut
06095-4774.

The Company serves as the depositor for the separate account.

The Company has established the Opportunity Plus Service Center to provide administrative support to contract holders and participants investing in the Opportunity Plus Contract. This office will handle enrollments, billing, transfers, redemptions, and inquiries for all Opportunity Plus contract holders and participants. All forms and correspondence should be sent to:

For regular mail, please use:

Opportunity Plus Service Center ING National Trust P.O. Box 9810 Providence, RI 02940-8010

For overnight delivery, please use:

Opportunity Plus Service Center ING National Trust 4400 Computer Drive Westborough, MA 01581

Telephone number: 1-800-677-4636

Other than the mortality and expense risk charge and the administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company.
However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. See “Fees” in the prospectus.

The assets of the separate account are held by the Company. The separate account has no custodian.
However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

SAI.75962-12	2

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of
1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract.
We may make additions to, deletions from or substitution of available variable investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-
dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory
Authority and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING
Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections titled
“Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending
December 31, 2011, 2010 and 2009 amounted to $56,593,822.08, $43,979,093.81 and $44,259,566.24,
respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of the Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the payment options and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each unit on the day the Annuity Units are purchased. Thereafter, variable annuity payments fluctuate as the
Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected
(3.5% or 5.0% per annum). Selection of a 5.0% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5.0% on an annual basis. Payments would decline if the rate failed to increase by 5.0%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

SAI.75962-12	3

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a 10 day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5.0% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the 10th valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or
$273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the 10th valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30
(to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity
Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of
$13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5.0% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

SAI.75962-12	4

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s
Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable
Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis
Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals.
From time to time, we will quote articles from newspapers and magazines or other publications or reports, such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2011, and
the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

SAI.75962-12	5

iliacvaacalaoe2011.htm - Generated by SEC Publisher for SEC Filing

FINANCIAL STATEMENTS
Variable Annuity Account C of
ING Life Insurance and Annuity Company
Year Ended December 31, 2011
with Report of Independent Registered Public Accounting Firm

S-1

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VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2011

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Assets and Liabilities	6
Statements of Operations	64
Statements of Changes in Net Assets	126
Notes to Financial Statements	203

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the
“Divisions”) constituting Variable Annuity Account C of ING Life Insurance and Annuity Company (the
“Account”) as of December 31, 2011, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

The Alger Funds II:	Columbia Funds Series Trust:
Alger Green Fund - Class A	Columbia Mid Cap Value Fund - Class A
AllianceBernstein Growth and Income Fund, Inc.:	Columbia Mid Cap Value Fund - Class Z
AllianceBernstein Growth and Income Fund, Inc. - Class A	CRM Mutual Fund Trust:
AllianceBernstein Variable Products Series Fund, Inc.:	CRM Mid Cap Value Fund - Investor Shares
AllianceBernstein Growth and Income Portfolio - Class A	Dodge & Cox Funds:
Allianz Funds:	Dodge & Cox International Stock Fund
Allianz NFJ Dividend Value Fund - Class A	Dodge & Cox Stock Fund
Allianz NFJ Large-Cap Value Fund - Institutional Class	DWS Institutional Funds:
Allianz NFJ Small-Cap Value Fund - Class A	DWS Equity 500 Index Fund - Class S
Amana Mutual Funds Trust:	Eaton Vance Special Investment Trust:
Amana Growth Fund	Eaton Vance Large-Cap Value Fund - Class R
Amana Income Fund	EuroPacific Growth Fund®:
American Balanced Fund®, Inc.:	EuroPacific Growth Fund® - Class R-3
American Balanced Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4
American Century Government Income Trust:	Fidelity® Contrafund®:
American Century Inflation-Adjusted Bond Fund - Investor Class	Fidelity® Advisor New Insights Fund - Institutional Class
American Century Quantitative Equity Funds, Inc.:	Fidelity® Variable Insurance Products:
American Century Income & Growth Fund - A Class	Fidelity® VIP Equity-Income Portfolio - Initial Class
American Funds American Mutual Fund®:	Fidelity® VIP Growth Portfolio - Initial Class
American Funds American Mutual Fund® - Class R-4	Fidelity® VIP High Income Portfolio - Initial Class
Ariel Investment Trust:	Fidelity® VIP Overseas Portfolio - Initial Class
Ariel Appreciation Fund	Fidelity® Variable Insurance Products II:
Ariel Fund	Fidelity® VIP Contrafund® Portfolio - Initial Class
Artisan Funds, Inc.:	Fidelity® VIP Index 500 Portfolio - Initial Class
Artisan International Fund - Investor Shares	Fidelity® Variable Insurance Products III:
Aston Funds:	Fidelity® VIP Mid Cap Portfolio - Initial Class
Aston/Fairpointe Mid Cap Fund - Class N	Fidelity® Variable Insurance Products V:
BlackRock Equity Dividend Fund:	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
BlackRock Equity Dividend Fund - Investor A Shares	Franklin Mutual Series Fund Inc.:
BlackRock Mid Cap Value Opportunities Series, Inc.:	Mutual Global Discovery Fund - Class R
BlackRock Mid Cap Value Opportunities Fund - Investor A	Franklin Strategic Series:
Shares	Franklin Small-Mid Cap Growth Fund - Class A
The Bond Fund of AmericaSM, Inc.:	Franklin Templeton Variable Insurance Products Trust:
The Bond Fund of AmericaSM, Inc. - Class R-4	Franklin Small Cap Value Securities Fund - Class 2
Calvert Variable Series, Inc.:	Fundamental InvestorsSM, Inc.:
Calvert VP SRI Balanced Portfolio	Fundamental InvestorsSM, Inc. - Class R-3
Capital World Growth & Income FundSM, Inc.:	Fundamental InvestorsSM, Inc. - Class R-4
Capital World Growth & Income FundSM, Inc. - Class R-3	The Growth Fund of America®, Inc.:
Cohen & Steers Realty Shares, Inc.:	The Growth Fund of America® - Class R-3
Cohen & Steers Realty Shares	The Growth Fund of America® - Class R-4
Columbia Acorn Trust:	Hartford Mutual Funds, Inc.:
ColumbiaSM Acorn Fund® - Class A	The Hartford Capital Appreciation Fund - Class R4
ColumbiaSM Acorn Fund® - Class Z	The Hartford Dividend And Growth Fund - Class R4

The Income Fund of America®, Inc.:	ING Investors Trust (continued):
The Income Fund of America® - Class R-3	ING PIMCO High Yield Portfolio - Institutional Class
ING Balanced Portfolio, Inc.:	ING PIMCO High Yield Portfolio - Service Class
ING Balanced Portfolio - Class I	ING Pioneer Fund Portfolio - Institutional Class
ING Equity Trust:	ING Pioneer Fund Portfolio - Service Class
ING Real Estate Fund - Class A	ING Pioneer Mid Cap Value Portfolio - Institutional Class
ING Value Choice Fund - Class A	ING Pioneer Mid Cap Value Portfolio - Service Class
ING Funds Trust:	ING T. Rowe Price Capital Appreciation Portfolio - Adviser
ING GNMA Income Fund - Class A	Class
ING Intermediate Bond Fund - Class A	ING T. Rowe Price Capital Appreciation Portfolio - Service
ING Intermediate Bond Portfolio:	Class
ING Intermediate Bond Portfolio - Class I	ING T. Rowe Price Equity Income Portfolio - Adviser Class
ING Intermediate Bond Portfolio - Class S	ING T. Rowe Price Equity Income Portfolio - Service Class
ING Investors Trust:	ING T. Rowe Price International Stock Portfolio - Adviser Class
ING Artio Foreign Portfolio - Service Class	ING T. Rowe Price International Stock Portfolio - Service Class
ING BlackRock Health Sciences Opportunities Portfolio -	ING Templeton Global Growth Portfolio - Institutional Class
Service Class	ING Templeton Global Growth Portfolio - Service Class
ING BlackRock Inflation Protected Bond Portfolio - Adviser	ING U.S. Stock Index Portfolio - Institutional Class
Class	ING Money Market Portfolio:
ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING Money Market Portfolio - Class I
ING BlackRock Large Cap Growth Portfolio - Service Class	ING Mutual Funds:
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	ING Global Real Estate Fund - Class A
ING Clarion Global Real Estate Portfolio - Adviser Class	ING International Capital Appreciation Fund - Class I
ING Clarion Global Real Estate Portfolio - Institutional Class	ING International SmallCap Multi-Manager Fund - Class A
ING Clarion Real Estate Portfolio - Adviser Class	ING Partners, Inc.:
ING Clarion Real Estate Portfolio - Institutional Class	ING American Century Small-Mid Cap Value Portfolio - Adviser
ING Clarion Real Estate Portfolio - Service Class	Class
ING Core Growth and Income Portfolio - Service Class	ING American Century Small-Mid Cap Value Portfolio - Initial
ING FMRSM Diversified Mid Cap Portfolio - Service Class	Class
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	ING American Century Small-Mid Cap Value Portfolio - Service
ING Global Resources Portfolio - Adviser Class	Class
ING Global Resources Portfolio - Institutional Class	ING Baron Small Cap Growth Portfolio - Adviser Class
ING Global Resources Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class
ING Invesco Van Kampen Growth and Income Portfolio -	ING Columbia Small Cap Value II Portfolio - Adviser Class
Service Class	ING Columbia Small Cap Value II Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Adviser	ING Davis New York Venture Portfolio - Service Class
Class	ING Fidelity® VIP Mid Cap Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Institutional	ING Global Bond Portfolio - Adviser Class
Class	ING Global Bond Portfolio - Initial Class
ING JPMorgan Emerging Markets Equity Portfolio - Service	ING Global Bond Portfolio - Service Class
Class	ING Index Solution 2015 Portfolio - Initial Class
ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class	ING Index Solution 2015 Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	ING Index Solution 2015 Portfolio - Service 2 Class
ING Large Cap Growth Portfolio - Adviser Class	ING Index Solution 2025 Portfolio - Initial Class
ING Large Cap Growth Portfolio - Institutional Class	ING Index Solution 2025 Portfolio - Service Class
ING Large Cap Growth Portfolio - Service Class	ING Index Solution 2025 Portfolio - Service 2 Class
ING Large Cap Value Portfolio - Institutional Class	ING Index Solution 2035 Portfolio - Initial Class
ING Large Cap Value Portfolio - Service Class	ING Index Solution 2035 Portfolio - Service Class
ING Lord Abbett Growth and Income Portfolio - Institutional	ING Index Solution 2035 Portfolio - Service 2 Class
Class	ING Index Solution 2045 Portfolio - Initial Class
ING Lord Abbett Growth and Income Portfolio - Service Class	ING Index Solution 2045 Portfolio - Service Class
ING Marsico Growth Portfolio - Institutional Class	ING Index Solution 2045 Portfolio - Service 2 Class
ING Marsico Growth Portfolio - Service Class	ING Index Solution 2055 Portfolio - Initial Class
ING MFS Total Return Portfolio - Adviser Class	ING Index Solution 2055 Portfolio - Service Class
ING MFS Total Return Portfolio - Institutional Class	ING Index Solution 2055 Portfolio - Service 2 Class
ING MFS Total Return Portfolio - Service Class	ING Index Solution Income Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class	ING Index Solution Income Portfolio - Service 2 Class
ING Morgan Stanley Global Franchise Portfolio - Adviser Class	ING Invesco Van Kampen Comstock Portfolio - Adviser Class
ING PIMCO High Yield Portfolio - Adviser Class	ING Invesco Van Kampen Comstock Portfolio - Service Class

ING Partners, Inc. (continued):	ING Series Fund, Inc.:
ING Invesco Van Kampen Equity and Income Portfolio -	ING Core Equity Research Fund - Class A
Adviser Class	ING Strategic Allocation Portfolios, Inc.:
ING Invesco Van Kampen Equity and Income Portfolio - Initial	ING Strategic Allocation Conservative Portfolio - Class I
Class	ING Strategic Allocation Growth Portfolio - Class I
ING Invesco Van Kampen Equity and Income Portfolio -	ING Strategic Allocation Moderate Portfolio - Class I
Service Class	ING Variable Funds:
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	ING Growth and Income Portfolio - Class A
ING JPMorgan Mid Cap Value Portfolio - Service Class	ING Growth and Income Portfolio - Class I
ING Legg Mason ClearBridge Aggressive Growth Portfolio -	ING Growth and Income Portfolio - Class S
Adviser Class	ING Variable Insurance Trust:
ING Legg Mason ClearBridge Aggressive Growth Portfolio -	ING GET U.S. Core Portfolio - Series 5
Initial Class	ING GET U.S. Core Portfolio - Series 6
ING Legg Mason ClearBridge Aggressive Growth Portfolio -	ING GET U.S. Core Portfolio - Series 7
Service Class	ING GET U.S. Core Portfolio - Series 8
ING Oppenheimer Global Portfolio - Adviser Class	ING GET U.S. Core Portfolio - Series 9
ING Oppenheimer Global Portfolio - Initial Class	ING GET U.S. Core Portfolio - Series 10
ING Oppenheimer Global Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 11
ING PIMCO Total Return Portfolio - Adviser Class	ING Variable Portfolios, Inc.:
ING PIMCO Total Return Portfolio - Initial Class	ING BlackRock Science and Technology Opportunities
ING PIMCO Total Return Portfolio - Service Class	Portfolio - Adviser Class
ING Pioneer High Yield Portfolio - Initial Class	ING BlackRock Science and Technology Opportunities
ING Pioneer High Yield Portfolio - Service Class	Portfolio - Class I
ING Solution 2015 Portfolio - Adviser Class	ING Index Plus LargeCap Portfolio - Class I
ING Solution 2015 Portfolio - Service Class	ING Index Plus LargeCap Portfolio - Class S
ING Solution 2015 Portfolio - Service 2 Class	ING Index Plus MidCap Portfolio - Class I
ING Solution 2025 Portfolio - Adviser Class	ING Index Plus MidCap Portfolio - Class S
ING Solution 2025 Portfolio - Service Class	ING Index Plus SmallCap Portfolio - Class I
ING Solution 2025 Portfolio - Service 2 Class	ING Index Plus SmallCap Portfolio - Class S
ING Solution 2035 Portfolio - Adviser Class	ING International Index Portfolio - Class I
ING Solution 2035 Portfolio - Service Class	ING International Index Portfolio - Class S
ING Solution 2035 Portfolio - Service 2 Class	ING Russell™ Large Cap Growth Index Portfolio - Class I
ING Solution 2045 Portfolio - Adviser Class	ING Russell™ Large Cap Growth Index Portfolio - Class S
ING Solution 2045 Portfolio - Service Class	ING Russell™ Large Cap Index Portfolio - Class I
ING Solution 2045 Portfolio - Service 2 Class	ING Russell™ Large Cap Index Portfolio - Class S
ING Solution 2055 Portfolio - Service Class	ING Russell™ Large Cap Value Index Portfolio - Class I
ING Solution 2055 Portfolio - Service 2 Class	ING Russell™ Large Cap Value Index Portfolio - Class S
ING Solution Growth Portfolio - Service Class	ING Russell™ Mid Cap Growth Index Portfolio - Class S
ING Solution Income Portfolio - Adviser Class	ING Russell™ Mid Cap Index Portfolio - Class I
ING Solution Income Portfolio - Service Class	ING Russell™ Small Cap Index Portfolio - Class I
ING Solution Income Portfolio - Service 2 Class	ING Small Company Portfolio - Class I
ING Solution Moderate Portfolio - Service Class	ING Small Company Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING U.S. Bond Index Portfolio - Class I
Adviser Class	ING Variable Products Trust:
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING International Value Portfolio - Class I
Initial Class	ING International Value Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING MidCap Opportunities Portfolio - Class I
Service Class	ING MidCap Opportunities Portfolio - Class S
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	ING SmallCap Opportunities Portfolio - Class I
ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING SmallCap Opportunities Portfolio - Class S
ING T. Rowe Price Growth Equity Portfolio - Service Class	Invesco Growth Series:
ING Templeton Foreign Equity Portfolio - Adviser Class	Invesco Mid Cap Core Equity Fund - Class A
ING Templeton Foreign Equity Portfolio - Initial Class	Invesco Small Cap Growth Fund - Class A
ING Templeton Foreign Equity Portfolio - Service Class	Invesco Investment Funds:
ING Thornburg Value Portfolio - Adviser Class	Invesco Endeavor Fund - Class A
ING Thornburg Value Portfolio - Initial Class	Invesco Global Health Care Fund - Investor Class
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING UBS U.S. Large Cap Equity Portfolio - Service Class

Invesco Sector Funds:	Parnassus Income Funds:
Invesco U.S. Small Cap Value Fund - Class Y	Parnassus Equity Income Fund - Investor Shares
Invesco Van Kampen Small Cap Value Fund - Class A	Pax World Funds Series Trust I:
Invesco Van Kampen Small Cap Value Fund - Class Y	Pax World Balanced Fund - Individual Investor Class
Invesco Variable Insurance Funds:	PIMCO Variable Insurance Trust:
Invesco V.I. Capital Appreciation Fund - Series I Shares	PIMCO Real Return Portfolio - Administrative Class
Invesco V.I. Core Equity Fund - Series I Shares	Pioneer High Yield Fund:
Janus Aspen Series:	Pioneer High Yield Fund - Class A
Janus Aspen Series Balanced Portfolio - Institutional Shares	Pioneer Strategic Income Fund:
Janus Aspen Series Enterprise Portfolio - Institutional Shares	Pioneer Strategic Income Fund - Class A
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Pioneer Variable Contracts Trust:
Janus Aspen Series Janus Portfolio - Institutional Shares	Pioneer Emerging Markets VCT Portfolio - Class I
Janus Aspen Series Worldwide Portfolio - Institutional Shares	Pioneer High Yield VCT Portfolio - Class I
The Lazard Funds, Inc.:	Pioneer Mid Cap Value VCT Portfolio - Class I
Lazard Emerging Markets Equity Portfolio - Open Shares	RiverSource® Investment Series, Inc.:
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	Columbia Diversified Equity Income Fund - Class R-3
LKCM Funds:	Columbia Diversified Equity Income Fund - Class R-4
LKCM Aquinas Growth Fund	The Royce Fund:
Loomis Sayles Funds I:	Royce Total Return Fund - Class K
Loomis Sayles Small Cap Value Fund - Retail Class	SmallCap World Fund, Inc.:
Lord Abbett Developing Growth Fund, Inc.:	SMALLCAP World Fund® - Class R-4
Lord Abbett Developing Growth Fund, Inc. - Class A	T. Rowe Price Mid-Cap Value Fund, Inc.:
Lord Abbett Investment Trust:	T. Rowe Price Mid-Cap Value Fund - R Class
Lord Abbett Core Fixed Income Fund - Class A	T. Rowe Price Value Fund, Inc.:
Lord Abbett Mid Cap Value Fund, Inc.:	T. Rowe Price Value Fund - Advisor Class
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	Templeton Funds, Inc.:
Lord Abbett Research Fund, Inc.:	Templeton Foreign Fund - Class A
Lord Abbett Small-Cap Value Fund - Class A	Templeton Income Trust:
Lord Abbett Securities Trust:	Templeton Global Bond Fund - Class A
Lord Abbett Fundamental Equity Fund - Class A	Thornburg Investment Trust:
Lord Abbett Series Fund, Inc.:	Thornburg International Value Fund - Class R4
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	USAA Investment Trust:
Massachusetts Investors Growth Stock Fund:	USAA Precious Metals and Minerals Fund - Adviser Shares
Massachusetts Investors Growth Stock Fund - Class A	Vanguard® Variable Insurance Fund:
Neuberger Berman Equity Funds®:	Diversified Value Portfolio
Neuberger Berman Genesis Fund® - Trust Class	Equity Income Portfolio
Neuberger Berman Socially Responsive Fund® - Trust Class	Small Company Growth Portfolio
New Perspective Fund®, Inc.:	The Victory Portfolios:
New Perspective Fund®, Inc. - Class R-3	Victory Small Company Opportunity Fund - Class R
New Perspective Fund®, Inc. - Class R-4	Wanger Advisors Trust:
Oppenheimer Capital Appreciation Fund:	Wanger International
Oppenheimer Capital Appreciation Fund - Class A	Wanger Select
Oppenheimer Developing Markets Fund:	Wanger USA
Oppenheimer Developing Markets Fund - Class A	Washington Mutual Investors FundSM, Inc.:
Oppenheimer Gold & Special Minerals Fund:	Washington Mutual Investors FundSM, Inc. - Class R-3
Oppenheimer Gold & Special Minerals Fund - Class A	Washington Mutual Investors FundSM, Inc. - Class R-4
Oppenheimer International Bond Fund:	Wells Fargo Funds Trust:
Oppenheimer International Bond Fund - Class A	Wells Fargo Advantage Small Cap Value Fund - Class A
Oppenheimer Variable Account Funds:	Wells Fargo Advantage Special Small Cap Values Fund -
Oppenheimer Global Securities/VA	Class A
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA
Oppenheimer Small- & Mid-Cap Growth Fund/VA

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents or fund company. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account C of ING
Life Insurance and Annuity Company at December 31, 2011, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Atlanta, Georgia
April 3, 2012

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

		AllianceBernstein	AllianceBernstein
		Growth and	Growth and	Allianz NFJ
	Alger Green	Income Fund, Inc. -	Income Portfolio -	Dividend Value
	Fund - Class A	Class A	Class A	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 1,622	$ 172	$ 473	$ 179
Total assets	1,622	172	473	179

Liabilities
Due to related parties	-	-	-	-
Total liabilities	-	-	-	-
Net assets	$ 1,622	$ 172	$ 473	$ 179

Net assets
Accumulation units	$ 1,622	$ 172	$ 473	$ 179
Contracts in payout (annuitization)	-	-	-	-
Total net assets	$ 1,622	$ 172	$ 473	$ 179

Total number of mutual fund shares	271,166	49,953	26,232	15,735

Cost of mutual fund shares	$ 1,602	$ 145	$ 415	$ 163

The accompanying notes are an integral part of these financial statements.

6

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

Allianz NFJ
	Large-Cap	Allianz NFJ			American
	Value Fund -	Small-Cap			Balanced
	Institutional	Value Fund -	Amana Growth	Amana Income	Fund® -
	Class	Class A	Fund	Fund	Class R-3
Assets
Investments in mutual funds
at fair value	$ 3,063	$ 395	$ 27,823	$ 40,418	$ 5,726
Total assets	3,063	395	27,823	40,418	5,726

Liabilities
Due to related parties	-	-	1	1	-
Total liabilities	-	-	1	1	-
Net assets	$ 3,063	$ 395	$ 27,822	$ 40,417	$ 5,726

Net assets
Accumulation units	$ 3,063	$ 395	$ 27,822	$ 40,417	$ 5,726
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 3,063	$ 395	$ 27,822	$ 40,417	$ 5,726

Total number of mutual fund shares	222,269	14,193	1,147,815	1,273,000	315,651

Cost of mutual fund shares	$ 3,018	$ 355	$ 26,610	$ 37,770	$ 5,207

The accompanying notes are an integral part of these financial statements.

7

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

American
	Century		American
	Inflation-	American	Funds
	Adjusted Bond Century Income		American	Ariel
	Fund - Investor	& Growth	Mutual Fund® -	Appreciation
	Class	Fund - A Class	Class R-4	Fund	Ariel Fund
Assets
Investments in mutual funds
at fair value	$ 43,589	$ 5,331	$ 6	$ 679	$ 3,064
Total assets	43,589	5,331	6	679	3,064

Liabilities
Due to related parties	1	-	-	-	-
Total liabilities	1	-	-	-	-
Net assets	$ 43,588	$ 5,331	$ 6	$ 679	$ 3,064

Net assets
Accumulation units	$ 43,588	$ 5,331	$ 6	$ 679	$ 3,064
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 43,588	$ 5,331	$ 6	$ 679	$ 3,064

Total number of mutual fund shares	3,421,466	219,303	234	17,547	71,310

Cost of mutual fund shares	$ 42,498	$ 5,708	$ 6	$ 582	$ 3,433

The accompanying notes are an integral part of these financial statements.

8

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			BlackRock	BlackRock Mid
	Artisan		Equity	Cap Value
	International	Aston/Fairpointe	Dividend Fund -	Opportunities	The Bond Fund
	Fund - Investor	Mid Cap Fund -	Investor A	Fund - Investor	of AmericaSM,
	Shares	Class N	Shares	A Shares	Inc. - Class R-4
Assets
Investments in mutual funds
at fair value	$ 2,674	$ 5,556	$ 487	$ 7,480	$ 9,219
Total assets	2,674	5,556	487	7,480	9,219

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 2,674	$ 5,556	$ 487	$ 7,480	$ 9,219

Net assets
Accumulation units	$ 2,674	$ 5,556	$ 487	$ 7,480	$ 9,219
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 2,674	$ 5,556	$ 487	$ 7,480	$ 9,219

Total number of mutual fund shares	134,825	187,782	26,852	453,881	734,559

Cost of mutual fund shares	$ 2,756	$ 5,848	$ 462	$ 7,268	$ 8,947

The accompanying notes are an integral part of these financial statements.

9

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Assets and Liabilities
	December 31, 2011
	(Dollars in thousands)

Capital World
	Calvert VP SRI	Growth &		ColumbiaSM	ColumbiaSM
	Balanced	Income FundSM,	Cohen & Steers	Acorn Fund® -	Acorn Fund® -
	Portfolio	Inc. - Class R-3	Realty Shares	Class A	Class Z
Assets
Investments in mutual funds
at fair value	$ 44,042	$ 415	$ 677	$ 69	$ 10,848
Total assets	44,042	415	677	69	10,848

Liabilities
Due to related parties	1	-	-	-	-
Total liabilities	1	-	-	-	-
Net assets	$ 44,041	$ 415	$ 677	$ 69	$ 10,848

Net assets
Accumulation units	$ 43,833	$ 415	$ 677	$ 69	$ 10,848
Contracts in payout (annuitization)	208	-	-	-	-
Total net assets	$ 44,041	$ 415	$ 677	$ 69	$ 10,848

Total number of mutual fund shares	25,181,092	12,996	11,136	2,602	393,622

Cost of mutual fund shares	$ 45,216	$ 434	$ 648	$ 75	$ 11,325

The accompanying notes are an integral part of these financial statements.

		10

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	Columbia Mid	Columbia Mid	CRM Mid Cap	Dodge & Cox
	Cap Value	Cap Value	Value Fund -	International	Dodge & Cox
	Fund - Class A	Fund - Class Z	Investor Shares	Stock Fund	Stock Fund
Assets
Investments in mutual funds
at fair value	$ 3,805	$ 5,363	$ 216	$ 136	$ 24
Total assets	3,805	5,363	216	136	24

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 3,805	$ 5,363	$ 216	$ 136	$ 24

Net assets
Accumulation units	$ 3,805	$ 5,363	$ 216	$ 136	$ 24
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 3,805	$ 5,363	$ 216	$ 136	$ 24

Total number of mutual fund shares	297,271	418,684	8,293	4,662	237

Cost of mutual fund shares	$ 3,186	$ 5,466	$ 210	$ 144	$ 26

The accompanying notes are an integral part of these financial statements.

11

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

Fidelity®
		Eaton Vance	EuroPacific	EuroPacific	Advisor New
	DWS Equity	Large-Cap	Growth	Growth	Insights Fund -
	500 Index	Value Fund -	Fund® -	Fund® -	Institutional
	Fund - Class S	Class R	Class R-3	Class R-4	Class
Assets
Investments in mutual funds
at fair value	$ 400	$ 46	$ 9,736	$ 235,348	$ 259
Total assets	400	46	9,736	235,348	259

Liabilities
Due to related parties	-	-	-	6	-
Total liabilities	-	-	-	6	-
Net assets	$ 400	$ 46	$ 9,736	$ 235,342	$ 259

Net assets
Accumulation units	$ 400	$ 46	$ 9,736	$ 235,342	$ 259
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 400	$ 46	$ 9,736	$ 235,342	$ 259

Total number of mutual fund shares	2,834	2,661	282,028	6,811,798	12,961

Cost of mutual fund shares	$ 384	$ 45	$ 10,770	$ 280,684	$ 265

The accompanying notes are an integral part of these financial statements.

12

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
	December 31, 2011
	(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Equity-Income	Growth	High Income	Overseas	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 256,286	$ 214,518	$ 9,729	$ 27,986	$ 988,355
Total assets	256,286	214,518	9,729	27,986	988,355

Liabilities
Due to related parties	7	6	-	1	24
Total liabilities	7	6	-	1	24
Net assets	$ 256,279	$ 214,512	$ 9,729	$ 27,985	$ 988,331

Net assets
Accumulation units	$ 252,758	$ 213,488	$ 9,667	$ 27,985	$ 980,308
Contracts in payout (annuitization)	3,521	1,024	62	-	8,023
Total net assets	$ 256,279	$ 214,512	$ 9,729	$ 27,985	$ 988,331

Total number of mutual fund shares	13,712,476	5,815,076	1,804,949	2,053,234	42,934,629

Cost of mutual fund shares	$ 309,416	$ 182,226	$ 9,785	$ 39,476	$ 1,126,802

The accompanying notes are an integral part of these financial statements.

		13

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2011 (Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Asset		Franklin Small-
	Index 500	Mid Cap	ManagerSM	Mutual Global	Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Discovery	Growth Fund -
	Initial Class	Initial Class	Initial Class	Fund - Class R	Class A
Assets
Investments in mutual funds
at fair value	$ 103,345	$ 18,110	$ 20,845	$ 2,800	$ 673
Total assets	103,345	18,110	20,845	2,800	673

Liabilities
Due to related parties	3	-	1	-	-
Total liabilities	3	-	1	-	-
Net assets	$ 103,342	$ 18,110	$ 20,844	$ 2,800	$ 673

Net assets
Accumulation units	$ 103,342	$ 18,110	$ 20,844	$ 2,800	$ 673
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 103,342	$ 18,110	$ 20,844	$ 2,800	$ 673

Total number of mutual fund shares	799,079	622,755	1,510,494	104,122	19,922

Cost of mutual fund shares	$ 98,002	$ 17,178	$ 21,543	$ 2,613	$ 590

The accompanying notes are an integral part of these financial statements.

14

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2011 (Dollars in thousands)

	Franklin Small			The Growth	The Growth
	Cap Value	Fundamental	Fundamental	Fund of	Fund of
	Securities	InvestorsSM,	InvestorsSM,	America® -	America® -
	Fund - Class 2	Inc. - Class R-3	Inc. - Class R-4	Class R-3	Class R-4
Assets
Investments in mutual funds
at fair value	$ 109,151	$ 1,093	$ 32,352	$ 14,365	$ 271,707
Total assets	109,151	1,093	32,352	14,365	271,707

Liabilities
Due to related parties	3	-	1	-	7
Total liabilities	3	-	1	-	7
Net assets	$ 109,148	$ 1,093	$ 32,351	$ 14,365	$ 271,700

Net assets
Accumulation units	$ 107,625	$ 1,093	$ 32,351	$ 14,365	$ 271,700
Contracts in payout (annuitization)	1,523	-	-	-	-
Total net assets	$ 109,148	$ 1,093	$ 32,351	$ 14,365	$ 271,700

Total number of mutual fund shares	7,028,424	30,938	915,722	507,072	9,526,883

Cost of mutual fund shares	$ 106,438	$ 1,051	$ 27,433	$ 13,840	$ 278,222

The accompanying notes are an integral part of these financial statements.

		15

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities December 31, 2011 (Dollars in thousands)

	The Hartford	The Hartford	The Income
	Capital	Dividend And	Fund of	ING Balanced
	Appreciation	Growth Fund -	America® -	Portfolio -	ING Real Estate
	Fund - Class R4	Class R4	Class R-3	Class I	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 173	$ 28	$ 2,121	$ 299,270	$ 2,098
Total assets	173	28	2,121	299,270	2,098

Liabilities
Due to related parties	-	-	-	9	-
Total liabilities	-	-	-	9	-
Net assets	$ 173	$ 28	$ 2,121	$ 299,261	$ 2,098

Net assets
Accumulation units	$ 173	$ 28	$ 2,121	$ 282,894	$ 2,098
Contracts in payout (annuitization)	-	-	-	16,367	-
Total net assets	$ 173	$ 28	$ 2,121	$ 299,261	$ 2,098

Total number of mutual fund shares	5,605	1,456	126,929	26,888,583	146,206

Cost of mutual fund shares	$ 203	$ 26	$ 1,948	$ 321,343	$ 1,592

The accompanying notes are an integral part of these financial statements.

		16

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			ING	ING	ING
	ING Value	ING GNMA	Intermediate	Intermediate	Intermediate
	Choice Fund -	Income Fund -	Bond Fund -	Bond Portfolio -	Bond Portfolio -
	Class A	Class A	Class A	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 3	$ 4,837	$ 3,356	$ 386,943	$ 922
Total assets	3	4,837	3,356	386,943	922

Liabilities
Due to related parties	-	-	-	10	-
Total liabilities	-	-	-	10	-
Net assets	$ 3	$ 4,837	$ 3,356	$ 386,933	$ 922

Net assets
Accumulation units	$ 3	$ 4,837	$ 3,356	$ 373,673	$ 922
Contracts in payout (annuitization)	-	-	-	13,260	-
Total net assets	$ 3	$ 4,837	$ 3,356	$ 386,933	$ 922

Total number of mutual fund shares	173	529,217	344,514	31,205,056	74,708

Cost of mutual fund shares	$ 3	$ 4,692	$ 3,165	$ 395,186	$ 908

The accompanying notes are an integral part of these financial statements.

		17

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

				ING BlackRock
		ING BlackRock	ING BlackRock	Large Cap	ING BlackRock
	ING Artio	Health Sciences	Inflation	Growth	Large Cap
	Foreign	Opportunities Protected Bond		Portfolio -	Growth
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Adviser Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 21,282	$ 11,294	$ 74	$ 82,027	$ 551
Total assets	21,282	11,294	74	82,027	551

Liabilities
Due to related parties	1	-	-	2	-
Total liabilities	1	-	-	2	-
Net assets	$ 21,281	$ 11,294	$ 74	$ 82,025	$ 551

Net assets
Accumulation units	$ 21,281	$ 11,294	$ 74	$ 81,736	$ 551
Contracts in payout (annuitization)	-	-	-	289	-
Total net assets	$ 21,281	$ 11,294	$ 74	$ 82,025	$ 551

Total number of mutual fund shares	2,399,337	983,790	6,863	8,526,717	57,552

Cost of mutual fund shares	$ 33,463	$ 10,147	$ 74	$ 96,039	$ 607

The accompanying notes are an integral part of these financial statements.

		18

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			ING Clarion
	ING BlackRock	ING Clarion	Global Real		ING Clarion
	Large Cap	Global Real	Estate	ING Clarion	Real Estate
	Growth	Estate	Portfolio -	Real Estate	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service 2 Class	Adviser Class	Class	Adviser Class	Class
Assets
Investments in mutual funds
at fair value	$ 261	$ 2	$ 55,562	$ 18	$ 2,157
Total assets	261	2	55,562	18	2,157

Liabilities
Due to related parties	-	-	1	-	-
Total liabilities	-	-	1	-	-
Net assets	$ 261	$ 2	$ 55,561	$ 18	$ 2,157

Net assets
Accumulation units	$ 261	$ 2	$ 55,561	$ 18	$ -
Contracts in payout (annuitization)	-	-	-	-	2,157
Total net assets	$ 261	$ 2	$ 55,561	$ 18	$ 2,157

Total number of mutual fund shares	27,669	253	6,221,903	768	90,738

Cost of mutual fund shares	$ 233	$ 2	$ 57,957	$ 17	$ 2,034

The accompanying notes are an integral part of these financial statements.

		19

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

ING Global
	ING Clarion	ING FMRSM	ING FMRSM	ING Global	Resources
	Real Estate	Diversified Mid	Diversified Mid	Resources	Portfolio -
	Portfolio -	Cap Portfolio -	Cap Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Service 2 Class	Adviser Class	Class
Assets
Investments in mutual funds
at fair value	$ 48,010	$ 64,099	$ 12	$ 2	$ 30
Total assets	48,010	64,099	12	2	30

Liabilities
Due to related parties	1	1	-	-	-
Total liabilities	1	1	-	-	-
Net assets	$ 48,009	$ 64,098	$ 12	$ 2	$ 30

Net assets
Accumulation units	$ 48,009	$ 64,098	$ 12	$ 2	$ 30
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 48,009	$ 64,098	$ 12	$ 2	$ 30

Total number of mutual fund shares	2,024,873	4,748,056	887	114	1,550

Cost of mutual fund shares	$ 38,001	$ 58,097	$ 14	$ 2	$ 36

The accompanying notes are an integral part of these financial statements.

20

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

		ING Invesco		ING JPMorgan
		Van Kampen	ING JPMorgan	Emerging	ING JPMorgan
	ING Global	Growth and	Emerging	Markets Equity	Emerging
	Resources	Income	Markets Equity	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Adviser Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 122,294	$ 19,901	$ 286	$ 28,903	$ 23,895
Total assets	122,294	19,901	286	28,903	23,895

Liabilities
Due to related parties	3	-	-	1	1
Total liabilities	3	-	-	1	1
Net assets	$ 122,291	$ 19,901	$ 286	$ 28,902	$ 23,894

Net assets
Accumulation units	$ 122,291	$ 19,901	$ 286	$ 28,902	$ 23,894
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 122,291	$ 19,901	$ 286	$ 28,902	$ 23,894

Total number of mutual fund shares	6,294,064	948,562	16,364	1,604,819	1,331,218

Cost of mutual fund shares	$ 133,293	$ 18,507	$ 337	$ 31,045	$ 25,078

The accompanying notes are an integral part of these financial statements.

21

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan		ING Large Cap
	Small Cap Core	Small Cap Core	ING Large Cap	Growth	ING Large Cap
	Equity	Equity	Growth	Portfolio -	Growth
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Adviser Class	Service Class	Adviser Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 9	$ 8,714	$ 113	$ 133,025	$ 266
Total assets	9	8,714	113	133,025	266

Liabilities
Due to related parties	-	-	-	3	-
Total liabilities	-	-	-	3	-
Net assets	$ 9	$ 8,714	$ 113	$ 133,022	$ 266

Net assets
Accumulation units	$ 9	$ 8,714	$ 113	$ 132,827	$ 266
Contracts in payout (annuitization)	-	-	-	195	-
Total net assets	$ 9	$ 8,714	$ 113	$ 133,022	$ 266

Total number of mutual fund shares	700	674,457	9,264	10,457,908	21,128

Cost of mutual fund shares	$ 8	$ 7,601	$ 120	$ 139,998	$ 279

The accompanying notes are an integral part of these financial statements.

		22

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Large Cap		ING Marsico
	Value	ING Large Cap	Growth	ING Marsico	ING MFS Total
	Portfolio -	Value	Portfolio -	Growth	Return
	Institutional	Portfolio -	Institutional	Portfolio -	Portfolio -
	Class	Service Class	Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 212,317	$ 821	$ 8,799	$ 570	$ 1,120
Total assets	212,317	821	8,799	570	1,120

Liabilities
Due to related parties	5	-	-	-	-
Total liabilities	5	-	-	-	-
Net assets	$ 212,312	$ 821	$ 8,799	$ 570	$ 1,120

Net assets
Accumulation units	$ 209,385	$ 821	$ 8,799	$ 570	$ 1,120
Contracts in payout (annuitization)	2,927	-	-	-	-
Total net assets	$ 212,312	$ 821	$ 8,799	$ 570	$ 1,120

Total number of mutual fund shares	25,704,223	100,270	518,504	33,941	75,881

Cost of mutual fund shares	$ 211,660	$ 817	$ 7,781	$ 521	$ 1,011

The accompanying notes are an integral part of these financial statements.

		23

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING MFS Total			ING Morgan
	Return	ING MFS Total	ING MFS	Stanley Global	ING PIMCO
	Portfolio -	Return	Utilities	Franchise	High Yield
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Adviser Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 55,605	$ 24,887	$ 42,550	$ 15	$ 29
Total assets	55,605	24,887	42,550	15	29

Liabilities
Due to related parties	1	1	1	-	-
Total liabilities	1	1	1	-	-
Net assets	$ 55,604	$ 24,886	$ 42,549	$ 15	$ 29

Net assets
Accumulation units	$ 55,604	$ 24,886	$ 42,549	$ 15	$ 29
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 55,604	$ 24,886	$ 42,549	$ 15	$ 29

Total number of mutual fund shares	3,741,925	1,674,766	3,114,946	983	2,953

Cost of mutual fund shares	$ 60,820	$ 26,220	$ 43,657	$ 14	$ 29

The accompanying notes are an integral part of these financial statements.

24

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING PIMCO				ING Pioneer
	High Yield	ING PIMCO	ING Pioneer		Mid Cap Value
	Portfolio -	High Yield	Fund Portfolio -	ING Pioneer	Portfolio -
	Institutional	Portfolio -	Institutional	Fund Portfolio -	Institutional
	Class	Service Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 10,100	$ 23,608	$ 19,761	$ 271	$ 80,952
Total assets	10,100	23,608	19,761	271	80,952

Liabilities
Due to related parties	-	1	-	-	2
Total liabilities	-	1	-	-	2
Net assets	$ 10,100	$ 23,607	$ 19,761	$ 271	$ 80,950

Net assets
Accumulation units	$ 10,100	$ 23,607	$ 19,544	$ 271	$ 79,952
Contracts in payout (annuitization)	-	-	217	-	998
Total net assets	$ 10,100	$ 23,607	$ 19,761	$ 271	$ 80,950

Total number of mutual fund shares	1,017,145	2,377,404	1,882,008	25,758	7,874,685

Cost of mutual fund shares	$ 10,279	$ 23,204	$ 20,357	$ 264	$ 87,786

The accompanying notes are an integral part of these financial statements.

		25

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

		ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe
	ING Pioneer	Price Capital	Price Capital	Price Equity	Price Equity
	Mid Cap Value	Appreciation	Appreciation	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 359	$ 146	$ 396,106	$ 1,447	$ 100,172
Total assets	359	146	396,106	1,447	100,172

Liabilities
Due to related parties	-	-	9	-	2
Total liabilities	-	-	9	-	2
Net assets	$ 359	$ 146	$ 396,097	$ 1,447	$ 100,170

Net assets
Accumulation units	$ 359	$ 146	$ 396,097	$ 1,447	$ 100,068
Contracts in payout (annuitization)	-	-	-	-	102
Total net assets	$ 359	$ 146	$ 396,097	$ 1,447	$ 100,170

Total number of mutual fund shares	34,923	6,495	17,304,755	127,600	8,756,255

Cost of mutual fund shares	$ 317	$ 151	$ 381,904	$ 1,353	$ 101,094

The accompanying notes are an integral part of these financial statements.

		26

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING Templeton		ING U.S. Stock
	Price	Price	Global Growth ING Templeton		Index
	International	International	Portfolio -	Global Growth	Portfolio -
	Stock Portfolio -	Stock Portfolio -	Institutional	Portfolio -	Institutional
	Adviser Class	Service Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 83	$ 6,872	$ 709	$ 3,825	$ 6,870
Total assets	83	6,872	709	3,825	6,870

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 83	$ 6,872	$ 709	$ 3,825	$ 6,870

Net assets
Accumulation units	$ 83	$ 6,872	$ 709	$ 3,825	$ 6,870
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 83	$ 6,872	$ 709	$ 3,825	$ 6,870

Total number of mutual fund shares	8,292	695,525	67,851	364,959	659,924

Cost of mutual fund shares	$ 89	$ 7,086	$ 705	$ 3,737	$ 6,914

The accompanying notes are an integral part of these financial statements.

27

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			ING	ING	ING American
	ING Money		International	International	Century Small-
	Market	ING Global	Capital	SmallCap	Mid Cap Value
	Portfolio -	Real Estate	Appreciation	Multi-Manager	Portfolio -
	Class I	Fund - Class A	Fund - Class I	Fund - Class A	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 341,911	$ 63	$ 2	$ 1,134	$ 110
Total assets	341,911	63	2	1,134	110

Liabilities
Due to related parties	7	-	-	-	-
Total liabilities	7	-	-	-	-
Net assets	$ 341,904	$ 63	$ 2	$ 1,134	$ 110

Net assets
Accumulation units	$ 339,278	$ 63	$ 2	$ 1,134	$ 110
Contracts in payout (annuitization)	2,626	-	-	-	-
Total net assets	$ 341,904	$ 63	$ 2	$ 1,134	$ 110

Total number of mutual fund shares	341,911,320	4,218	251	34,879	9,936

Cost of mutual fund shares	$ 341,911	$ 65	$ 2	$ 1,064	$ 105

The accompanying notes are an integral part of these financial statements.

		28

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING American	ING American	ING Baron	ING Baron	ING Columbia
	Century Small-	Century Small-	Small Cap	Small Cap	Small Cap
	Mid Cap Value	Mid Cap Value	Growth	Growth	Value II
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 5	$ 44,007	$ 1,233	$ 121,610	$ 234
Total assets	5	44,007	1,233	121,610	234

Liabilities
Due to related parties	-	1	-	3	-
Total liabilities	-	1	-	3	-
Net assets	$ 5	$ 44,006	$ 1,233	$ 121,607	$ 234

Net assets
Accumulation units	$ 5	$ 43,478	$ 1,233	$ 120,290	$ 234
Contracts in payout (annuitization)	-	528	-	1,317	-
Total net assets	$ 5	$ 44,006	$ 1,233	$ 121,607	$ 234

Total number of mutual fund shares	464	3,894,383	65,318	6,278,277	23,582

Cost of mutual fund shares	$ 5	$ 39,534	$ 856	$ 103,027	$ 259

The accompanying notes are an integral part of these financial statements.

		29

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Columbia
	Small Cap	ING Davis New	ING Fidelity®
	Value II	York Venture	VIP Mid Cap	ING Global	ING Global
	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -	Bond Portfolio -
	Service Class	Service Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 3,093	$ 11,915	$ 7,970	$ 413	$ 155,541
Total assets	3,093	11,915	7,970	413	155,541

Liabilities
Due to related parties	-	-	-	-	4
Total liabilities	-	-	-	-	4
Net assets	$ 3,093	$ 11,915	$ 7,970	$ 413	$ 155,537

Net assets
Accumulation units	$ 3,093	$ 11,824	$ 7,970	$ 413	$ 152,155
Contracts in payout (annuitization)	-	91	-	-	3,382
Total net assets	$ 3,093	$ 11,915	$ 7,970	$ 413	$ 155,537

Total number of mutual fund shares	307,445	711,358	678,884	36,814	13,740,361

Cost of mutual fund shares	$ 3,122	$ 11,357	$ 7,373	$ 411	$ 150,425

The accompanying notes are an integral part of these financial statements.

		30

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

		ING Index	ING Index	ING Index	ING Index
	ING Global	Solution 2015	Solution 2015	Solution 2015	Solution 2025
	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service 2 Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 891	$ 11	$ 552	$ 798	$ 78
Total assets	891	11	552	798	78

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 891	$ 11	$ 552	$ 798	$ 78

Net assets
Accumulation units	$ 879	$ 11	$ 552	$ 798	$ 78
Contracts in payout (annuitization)	12	-	-	-	-
Total net assets	$ 891	$ 11	$ 552	$ 798	$ 78

Total number of mutual fund shares	78,673	1,130	55,339	80,912	8,003

Cost of mutual fund shares	$ 931	$ 11	$ 544	$ 809	$ 76

The accompanying notes are an integral part of these financial statements.

31

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2025	Solution 2025	Solution 2035	Solution 2035	Solution 2035
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Initial Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 49	$ 2,003	$ 42	$ 80	$ 1,557
Total assets	49	2,003	42	80	1,557

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 49	$ 2,003	$ 42	$ 80	$ 1,557

Net assets
Accumulation units	$ 49	$ 2,003	$ 42	$ 80	$ 1,557
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 49	$ 2,003	$ 42	$ 80	$ 1,557

Total number of mutual fund shares	5,070	210,182	4,457	8,562	167,623

Cost of mutual fund shares	$ 53	$ 2,063	$ 41	$ 89	$ 1,609

The accompanying notes are an integral part of these financial statements.

32

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2045	Solution 2045	Solution 2045	Solution 2055	Solution 2055
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service 2 Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 17	$ 19	$ 923	$ -	$ 64
Total assets	17	19	923	-	64

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 17	$ 19	$ 923	$ -	$ 64

Net assets
Accumulation units	$ 17	$ 19	$ 923	$ -	$ 64
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 17	$ 19	$ 923	$ -	$ 64

Total number of mutual fund shares	1,809	2,025	100,392	36	6,046

Cost of mutual fund shares	$ 17	$ 21	$ 949	$ -	$ 66

The accompanying notes are an integral part of these financial statements.

33

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

				ING Invesco	ING Invesco
	ING Index	ING Index	ING Index	Van Kampen	Van Kampen
	Solution 2055	Solution Income Solution Income		Comstock	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 53	$ 645	$ 186	$ 297	$ 46,670
Total assets	53	645	186	297	46,670

Liabilities
Due to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 53	$ 645	$ 186	$ 297	$ 46,669

Net assets
Accumulation units	$ 53	$ 645	$ 186	$ 297	$ 45,475
Contracts in payout (annuitization)	-	-	-	-	1,194
Total net assets	$ 53	$ 645	$ 186	$ 297	$ 46,669

Total number of mutual fund shares	4,970	61,325	17,923	30,361	4,752,591

Cost of mutual fund shares	$ 57	$ 644	$ 187	$ 293	$ 52,021

The accompanying notes are an integral part of these financial statements.

		34

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Invesco	ING Invesco	ING Invesco
	Van Kampen	Van Kampen	Van Kampen
	Equity and	Equity and	Equity and	ING JPMorgan	ING JPMorgan
	Income	Income	Income	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 649	$ 228,839	$ 229	$ 308	$ 30,684
Total assets	649	228,839	229	308	30,684

Liabilities
Due to related parties	-	6	-	-	1
Total liabilities	-	6	-	-	1
Net assets	$ 649	$ 228,833	$ 229	$ 308	$ 30,683

Net assets
Accumulation units	$ 649	$ 225,098	$ 229	$ 308	$ 29,648
Contracts in payout (annuitization)	-	3,735	-	-	1,035
Total net assets	$ 649	$ 228,833	$ 229	$ 308	$ 30,683

Total number of mutual fund shares	19,925	6,924,018	6,988	22,118	2,190,131

Cost of mutual fund shares	$ 655	$ 232,004	$ 215	$ 252	$ 29,908

The accompanying notes are an integral part of these financial statements.

35

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING	ING	ING
	Oppenheimer	Oppenheimer	Oppenheimer	ING PIMCO	ING PIMCO
	Global	Global	Global	Total Return	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 515	$ 498,462	$ 638	$ 2,578	$ 78
Total assets	515	498,462	638	2,578	78

Liabilities
Due to related parties	-	13	-	-	-
Total liabilities	-	13	-	-	-
Net assets	$ 515	$ 498,449	$ 638	$ 2,578	$ 78

Net assets
Accumulation units	$ 515	$ 495,397	$ 638	$ 2,578	$ 78
Contracts in payout (annuitization)	-	3,052	-	-	-
Total net assets	$ 515	$ 498,449	$ 638	$ 2,578	$ 78

Total number of mutual fund shares	42,348	39,749,756	52,301	224,592	6,603

Cost of mutual fund shares	$ 477	$ 507,209	$ 653	$ 2,666	$ 77

The accompanying notes are an integral part of these financial statements.

		36

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING PIMCO	ING Pioneer	ING Pioneer
	Total Return	High Yield	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -	2015 Portfolio -
	Service Class	Initial Class	Service Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 232,934	$ 19,191	$ 393	$ 805	$ 60,329
Total assets	232,934	19,191	393	805	60,329

Liabilities
Due to related parties	6	-	-	-	1
Total liabilities	6	-	-	-	1
Net assets	$ 232,928	$ 19,191	$ 393	$ 805	$ 60,328

Net assets
Accumulation units	$ 227,282	$ 18,169	$ 393	$ 805	$ 60,328
Contracts in payout (annuitization)	5,646	1,022	-	-	-
Total net assets	$ 232,928	$ 19,191	$ 393	$ 805	$ 60,328

Total number of mutual fund shares	19,994,295	1,819,070	37,281	76,816	5,691,368

Cost of mutual fund shares	$ 233,578	$ 19,351	$ 389	$ 807	$ 59,833

The accompanying notes are an integral part of these financial statements.

		37

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service 2 Class	Adviser Class	Service Class	Service 2 Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 13,912	$ 387	$ 92,208	$ 19,675	$ 338
Total assets	13,912	387	92,208	19,675	338

Liabilities
Due to related parties	-	-	2	-	-
Total liabilities	-	-	2	-	-
Net assets	$ 13,912	$ 387	$ 92,206	$ 19,675	$ 338

Net assets
Accumulation units	$ 13,912	$ 387	$ 92,206	$ 19,675	$ 338
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 13,912	$ 387	$ 92,206	$ 19,675	$ 338

Total number of mutual fund shares	1,340,292	37,230	8,765,046	1,906,490	32,275

Cost of mutual fund shares	$ 14,096	$ 386	$ 92,148	$ 19,771	$ 339

The accompanying notes are an integral part of these financial statements.

38

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Service Class	Service 2 Class	Adviser Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 76,469	$ 16,464	$ 115	$ 55,373	$ 13,383
Total assets	76,469	16,464	115	55,373	13,383

Liabilities
Due to related parties	2	-	-	1	-
Total liabilities	2	-	-	1	-
Net assets	$ 76,467	$ 16,464	$ 115	$ 55,372	$ 13,383

Net assets
Accumulation units	$ 76,467	$ 16,464	$ 115	$ 55,372	$ 13,383
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 76,467	$ 16,464	$ 115	$ 55,372	$ 13,383

Total number of mutual fund shares	7,207,297	1,589,197	10,861	5,189,614	1,275,762

Cost of mutual fund shares	$ 75,630	$ 16,599	$ 121	$ 54,039	$ 13,419

The accompanying notes are an integral part of these financial statements.

39

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			ING Solution	ING Solution	ING Solution
	ING Solution	ING Solution	Growth	Income	Income
	2055 Portfolio -	2055 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,414	$ 259	$ 1,775	$ 303	$ 13,757
Total assets	1,414	259	1,775	303	13,757

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 1,414	$ 259	$ 1,775	$ 303	$ 13,757

Net assets
Accumulation units	$ 1,414	$ 259	$ 1,775	$ 303	$ 13,757
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,414	$ 259	$ 1,775	$ 303	$ 13,757

Total number of mutual fund shares	132,135	24,218	198,968	29,149	1,306,428

Cost of mutual fund shares	$ 1,423	$ 266	$ 1,736	$ 313	$ 13,488

The accompanying notes are an integral part of these financial statements.

40

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe	ING T. Rowe
			Price	Price	Price
	ING Solution	ING Solution	Diversified Mid	Diversified Mid	Diversified Mid
	Income	Moderate	Cap Growth	Cap Growth	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,646	$ 3,018	$ 409	$ 309,536	$ 580
Total assets	2,646	3,018	409	309,536	580

Liabilities
Due to related parties	-	-	-	8	-
Total liabilities	-	-	-	8	-
Net assets	$ 2,646	$ 3,018	$ 409	$ 309,528	$ 580

Net assets
Accumulation units	$ 2,646	$ 3,018	$ 409	$ 308,313	$ 580
Contracts in payout (annuitization)	-	-	-	1,215	-
Total net assets	$ 2,646	$ 3,018	$ 409	$ 309,528	$ 580

Total number of mutual fund shares	256,378	311,138	51,786	37,519,491	71,463

Cost of mutual fund shares	$ 2,710	$ 2,842	$ 351	$ 289,099	$ 484

The accompanying notes are an integral part of these financial statements.

41

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Growth	Price Growth	Price Growth	ING Templeton	ING Templeton
	Equity	Equity	Equity	Foreign Equity Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 1,139	$ 208,721	$ 2,053	$ 457	$ 77,993
Total assets	1,139	208,721	2,053	457	77,993

Liabilities
Due to related parties	-	5	-	-	2
Total liabilities	-	5	-	-	2
Net assets	$ 1,139	$ 208,716	$ 2,053	$ 457	$ 77,991

Net assets
Accumulation units	$ 1,139	$ 207,401	$ 2,053	$ 457	$ 75,842
Contracts in payout (annuitization)	-	1,315	-	-	2,149
Total net assets	$ 1,139	$ 208,716	$ 2,053	$ 457	$ 77,991

Total number of mutual fund shares	21,657	3,871,652	38,592	48,388	8,192,591

Cost of mutual fund shares	$ 1,000	$ 179,464	$ 1,840	$ 510	$ 100,069

The accompanying notes are an integral part of these financial statements.

		42

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

				ING UBS U.S.	ING UBS U.S.
	ING Templeton	ING Thornburg	ING Thornburg	Large Cap	Large Cap
	Foreign Equity	Value	Value	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 86	$ 614	$ 75,737	$ 82	$ 66,890
Total assets	86	614	75,737	82	66,890

Liabilities
Due to related parties	-	-	2	-	2
Total liabilities	-	-	2	-	2
Net assets	$ 86	$ 614	$ 75,735	$ 82	$ 66,888

Net assets
Accumulation units	$ 86	$ 614	$ 74,990	$ 82	$ 66,431
Contracts in payout (annuitization)	-	-	745	-	457
Total net assets	$ 86	$ 614	$ 75,735	$ 82	$ 66,888

Total number of mutual fund shares	9,073	22,895	2,749,085	9,586	7,670,901

Cost of mutual fund shares	$ 87	$ 709	$ 74,541	$ 75	$ 64,429

The accompanying notes are an integral part of these financial statements.

		43

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING UBS U.S.		ING Strategic	ING Strategic	ING Strategic
	Large Cap	ING Core	Allocation	Allocation	Allocation
	Equity	Equity	Conservative	Growth	Moderate
	Portfolio -	Research Fund -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class A	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 18	$ 189	$ 31,637	$ 61,427	$ 57,882
Total assets	18	189	31,637	61,427	57,882

Liabilities
Due to related parties	-	-	1	2	1
Total liabilities	-	-	1	2	1
Net assets	$ 18	$ 189	$ 31,636	$ 61,425	$ 57,881

Net assets
Accumulation units	$ 18	$ 189	$ 30,536	$ 60,844	$ 56,798
Contracts in payout (annuitization)	-	-	1,100	581	1,083
Total net assets	$ 18	$ 189	$ 31,636	$ 61,425	$ 57,881

Total number of mutual fund shares	2,053	16,468	3,104,678	6,332,708	5,829,013

Cost of mutual fund shares	$ 18	$ 179	$ 32,550	$ 75,613	$ 66,412

The accompanying notes are an integral part of these financial statements.

		44

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Growth	ING Growth	ING Growth
	and Income	and Income	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class A	Class I	Class S	Series 7	Series 8
Assets
Investments in mutual funds
at fair value	$ 856	$ 1,044,180	$ 7,254	$ 966	$ 329
Total assets	856	1,044,180	7,254	966	329

Liabilities
Due to related parties	-	31	-	-	-
Total liabilities	-	31	-	-	-
Net assets	$ 856	$ 1,044,149	$ 7,254	$ 966	$ 329

Net assets
Accumulation units	$ 856	$ 968,340	$ 7,254	$ 966	$ 329
Contracts in payout (annuitization)	-	75,809	-	-	-
Total net assets	$ 856	$ 1,044,149	$ 7,254	$ 966	$ 329

Total number of mutual fund shares	40,037	48,364,053	338,987	124,665	42,348

Cost of mutual fund shares	$ 795	$ 1,097,686	$ 7,232	$ 1,126	$ 384

The accompanying notes are an integral part of these financial statements.

		45

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

				ING BlackRock	ING BlackRock
				Science and	Science and
				Technology	Technology
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Opportunities	Opportunities
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -	Portfolio -
	Series 9	Series 10	Series 11	Adviser Class	Class I
Assets
Investments in mutual funds
at fair value	$ 99	$ 47	$ 31	$ 2	$ 45,759
Total assets	99	47	31	2	45,759

Liabilities
Due to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 99	$ 47	$ 31	$ 2	$ 45,758

Net assets
Accumulation units	$ 99	$ 47	$ 31	$ 2	$ 45,758
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 99	$ 47	$ 31	$ 2	$ 45,758

Total number of mutual fund shares	12,618	5,867	3,927	423	8,601,385

Cost of mutual fund shares	$ 116	$ 55	$ 37	$ 2	$ 42,315

The accompanying notes are an integral part of these financial statements.

46

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus
	LargeCap	LargeCap	MidCap	MidCap	SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 262,858	$ 383	$ 280,462	$ 389	$ 110,540
Total assets	262,858	383	280,462	389	110,540

Liabilities
Due to related parties	7	-	7	-	3
Total liabilities	7	-	7	-	3
Net assets	$ 262,851	$ 383	$ 280,455	$ 389	$ 110,537

Net assets
Accumulation units	$ 259,740	$ 383	$ 279,160	$ 389	$ 109,847
Contracts in payout (annuitization)	3,111	-	1,295	-	690
Total net assets	$ 262,851	$ 383	$ 280,455	$ 389	$ 110,537

Total number of mutual fund shares	19,271,137	28,293	18,427,210	25,822	7,981,220

Cost of mutual fund shares	$ 255,941	$ 375	$ 299,545	$ 337	$ 118,493

The accompanying notes are an integral part of these financial statements.

		47

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

		ING	ING	ING Russell™	ING Russell™
	ING Index Plus	International	International	Large Cap	Large Cap
	SmallCap	Index	Index	Growth Index	Growth Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 181	$ 17,553	$ 7	$ 5,308	$ 581
Total assets	181	17,553	7	5,308	581

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 181	$ 17,553	$ 7	$ 5,308	$ 581

Net assets
Accumulation units	$ 181	$ 16,992	$ 7	$ 5,253	$ 581
Contracts in payout (annuitization)	-	561	-	55	-
Total net assets	$ 181	$ 17,553	$ 7	$ 5,308	$ 581

Total number of mutual fund shares	13,177	2,394,690	893	358,142	39,360

Cost of mutual fund shares	$ 144	$ 18,590	$ 8	$ 5,000	$ 545

The accompanying notes are an integral part of these financial statements.

48

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Large Cap	Large Cap	Mid Cap
	Index	Index	Value Index	Value Index	Growth Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 13,923	$ 9	$ 184	$ 2,795	$ 5,207
Total assets	13,923	9	184	2,795	5,207

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 13,923	$ 9	$ 184	$ 2,795	$ 5,207

Net assets
Accumulation units	$ 13,923	$ -	$ 184	$ 2,795	$ 5,207
Contracts in payout (annuitization)	-	9	-	-	-
Total net assets	$ 13,923	$ 9	$ 184	$ 2,795	$ 5,207

Total number of mutual fund shares	1,423,622	955	14,742	224,115	327,250

Cost of mutual fund shares	$ 12,112	$ 8	$ 182	$ 2,773	$ 4,729

The accompanying notes are an integral part of these financial statements.

49

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

ING Russell™
	ING Russell™	Small Cap	ING Small	ING Small	ING U.S. Bond
	Mid Cap Index	Index	Company	Company	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 7,784	$ 6,728	$ 116,913	$ 184	$ 9,456
Total assets	7,784	6,728	116,913	184	9,456

Liabilities
Due to related parties	-	-	3	-	-
Total liabilities	-	-	3	-	-
Net assets	$ 7,784	$ 6,728	$ 116,910	$ 184	$ 9,456

Net assets
Accumulation units	$ 7,784	$ 6,728	$ 115,279	$ 184	$ 9,456
Contracts in payout (annuitization)	-	-	1,631	-	-
Total net assets	$ 7,784	$ 6,728	$ 116,910	$ 184	$ 9,456

Total number of mutual fund shares	698,782	572,112	6,560,785	10,466	854,181

Cost of mutual fund shares	$ 6,985	$ 6,622	$ 118,864	$ 167	$ 9,328

The accompanying notes are an integral part of these financial statements.

		50

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING	ING
	International	International	ING MidCap	ING MidCap	ING SmallCap
	Value	Value	Opportunities	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 62,018	$ 210	$ 32,604	$ 2,056	$ 21,998
Total assets	62,018	210	32,604	2,056	21,998

Liabilities
Due to related parties	1	-	1	-	-
Total liabilities	1	-	1	-	-
Net assets	$ 62,017	$ 210	$ 32,603	$ 2,056	$ 21,998

Net assets
Accumulation units	$ 59,990	$ 210	$ 32,603	$ 2,056	$ 21,998
Contracts in payout (annuitization)	2,027	-	-	-	-
Total net assets	$ 62,017	$ 210	$ 32,603	$ 2,056	$ 21,998

Total number of mutual fund shares	8,809,329	29,281	2,803,411	180,785	1,025,070

Cost of mutual fund shares	$ 92,276	$ 244	$ 28,948	$ 1,761	$ 18,673

The accompanying notes are an integral part of these financial statements.

		51

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING SmallCap	Invesco Mid			Invesco Global
	Opportunities	Cap Core	Invesco Small	Invesco	Health Care
	Portfolio -	Equity Fund -	Cap Growth	Endeavor	Fund - Investor
	Class S	Class A	Fund - Class A	Fund - Class A	Class
Assets
Investments in mutual funds
at fair value	$ 86	$ 4,891	$ 32	$ -	$ 176
Total assets	86	4,891	32	-	176

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 86	$ 4,891	$ 32	$ -	$ 176

Net assets
Accumulation units	$ 86	$ 4,891	$ 32	$ -	$ 176
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 86	$ 4,891	$ 32	$ -	$ 176

Total number of mutual fund shares	4,136	232,661	1,149	9	6,469

Cost of mutual fund shares	$ 73	$ 5,042	$ 28	$ -	$ 185

The accompanying notes are an integral part of these financial statements.

52

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			Invesco V.I.		Janus Aspen
	Invesco Van	Invesco Van	Capital	Invesco V.I.	Series Balanced
	Kampen Small	Kampen Small	Appreciation	Core Equity	Portfolio -
	Cap Value	Cap Value	Fund - Series I	Fund - Series I	Institutional
	Fund - Class A	Fund - Class Y	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 82	$ 8,827	$ 19,002	$ 34,791	$ 151
Total assets	82	8,827	19,002	34,791	151

Liabilities
Due to related parties	-	-	1	1	-
Total liabilities	-	-	1	1	-
Net assets	$ 82	$ 8,827	$ 19,001	$ 34,790	$ 151

Net assets
Accumulation units	$ 82	$ 8,827	$ 18,971	$ 34,070	$ 151
Contracts in payout (annuitization)	-	-	30	720	-
Total net assets	$ 82	$ 8,827	$ 19,001	$ 34,790	$ 151

Total number of mutual fund shares	5,284	564,389	887,117	1,302,052	5,652

Cost of mutual fund shares	$ 93	$ 10,541	$ 22,185	$ 32,613	$ 148

The accompanying notes are an integral part of these financial statements.

		53

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	Janus Aspen			Janus Aspen
	Series	Janus Aspen	Janus Aspen	Series
	Enterprise	Series Flexible	Series Janus	Worldwide	Lazard U.S.
	Portfolio -	Bond Portfolio -	Portfolio -	Portfolio -	Mid Cap Equity
	Institutional	Institutional	Institutional	Institutional	Portfolio - Open
	Shares	Shares	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 322	$ 65	$ 57	$ 114	$ 3,793
Total assets	322	65	57	114	3,793

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 322	$ 65	$ 57	$ 114	$ 3,793

Net assets
Accumulation units	$ 322	$ 65	$ 57	$ 114	$ 3,793
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 322	$ 65	$ 57	$ 114	$ 3,793

Total number of mutual fund shares	8,441	5,321	2,503	4,408	323,672

Cost of mutual fund shares	$ 295	$ 63	$ 58	$ 124	$ 3,835

The accompanying notes are an integral part of these financial statements.

54

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

		Loomis Sayles	Lord Abbett	Lord Abbett	Lord Abbett
		Small Cap	Developing	Core Fixed	Mid-Cap Value
	LKCM Aquinas	Value Fund -	Growth Fund,	Income Fund -	Fund, Inc. -
	Growth Fund	Retail Class	Inc. - Class A	Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 291	$ 7,314	$ 77	$ 51	$ 1,343
Total assets	291	7,314	77	51	1,343

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 291	$ 7,314	$ 77	$ 51	$ 1,343

Net assets
Accumulation units	$ 291	$ 7,314	$ 77	$ 51	$ 1,343
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 291	$ 7,314	$ 77	$ 51	$ 1,343

Total number of mutual fund shares	17,252	282,406	3,903	4,645	85,171

Cost of mutual fund shares	$ 238	$ 6,650	$ 82	$ 51	$ 1,305

The accompanying notes are an integral part of these financial statements.

55

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			Lord Abbett
	Lord Abbett	Lord Abbett	Series Fund -	Massachusetts	Neuberger
	Small-Cap	Fundamental	Mid-Cap Value	Investors	Berman Genesis
	Value Fund -	Equity Fund -	Portfolio -	Growth Stock	Fund® - Trust
	Class A	Class A	Class VC	Fund - Class A	Class
Assets
Investments in mutual funds
at fair value	$ 1,138	$ 45	$ 90,950	$ 428	$ 66
Total assets	1,138	45	90,950	428	66

Liabilities
Due to related parties	-	-	2	-	-
Total liabilities	-	-	2	-	-
Net assets	$ 1,138	$ 45	$ 90,948	$ 428	$ 66

Net assets
Accumulation units	$ 1,138	$ 45	$ 90,028	$ 428	$ 66
Contracts in payout (annuitization)	-	-	920	-	-
Total net assets	$ 1,138	$ 45	$ 90,948	$ 428	$ 66

Total number of mutual fund shares	37,945	3,731	5,734,570	27,878	1,378

Cost of mutual fund shares	$ 974	$ 49	$ 105,366	$ 371	$ 68

The accompanying notes are an integral part of these financial statements.

		56

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

Neuberger
	Berman Socially			Oppenheimer	Oppenheimer
	Responsive	New Perspective New Perspective		Capital	Developing
	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -	Appreciation	Markets Fund -
	Class	Class R-3	Class R-4	Fund - Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 10,377	$ 3,477	$ 67,064	$ 400	$ 259,504
Total assets	10,377	3,477	67,064	400	259,504

Liabilities
Due to related parties	-	-	2	-	7
Total liabilities	-	-	2	-	7
Net assets	$ 10,377	$ 3,477	$ 67,062	$ 400	$ 259,497

Net assets
Accumulation units	$ 10,377	$ 3,477	$ 67,062	$ 400	$ 259,497
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 10,377	$ 3,477	$ 67,062	$ 400	$ 259,497

Total number of mutual fund shares	617,291	135,100	2,589,328	9,340	8,850,735

Cost of mutual fund shares	$ 9,765	$ 3,515	$ 69,451	$ 359	$ 253,363

The accompanying notes are an integral part of these financial statements.

57

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	Oppenheimer	Oppenheimer		Oppenheimer
	Gold & Special	International	Oppenheimer	Global Strategic	Oppenheimer
	Minerals Fund -	Bond Fund -	Global	Income	Main Street
	Class A	Class A	Securities/VA	Fund/VA	Fund®/VA
Assets
Investments in mutual funds
at fair value	$ 7	$ 134	$ 207	$ 106	$ 65
Total assets	7	134	207	106	65

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 7	$ 134	$ 207	$ 106	$ 65

Net assets
Accumulation units	$ 7	$ 134	$ 207	$ 106	$ -
Contracts in payout (annuitization)	-	-	-	-	65
Total net assets	$ 7	$ 134	$ 207	$ 106	$ 65

Total number of mutual fund shares	201	21,498	7,524	19,617	3,148

Cost of mutual fund shares	$ 10	$ 141	$ 213	$ 102	$ 69

The accompanying notes are an integral part of these financial statements.

58

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

				Pax World	PIMCO Real
	Oppenheimer	Oppenheimer	Parnassus	Balanced	Return
	Main Street	Small- & Mid-	Equity Income	Fund -	Portfolio -
	Small- & Mid-	Cap Growth	Fund - Investor	Individual	Administrative
	Cap Fund®/VA	Fund/VA	Shares	Investor Class	Class
Assets
Investments in mutual funds
at fair value	$ 9,234	$ 11	$ 42	$ 47,487	$ 201,917
Total assets	9,234	11	42	47,487	201,917

Liabilities
Due to related parties	-	-	-	1	5
Total liabilities	-	-	-	1	5
Net assets	$ 9,234	$ 11	$ 42	$ 47,486	$ 201,912

Net assets
Accumulation units	$ 9,234	$ -	$ 42	$ 47,486	$ 201,912
Contracts in payout (annuitization)	-	11	-	-	-
Total net assets	$ 9,234	$ 11	$ 42	$ 47,486	$ 201,912

Total number of mutual fund shares	537,774	236	1,595	2,191,375	14,474,349

Cost of mutual fund shares	$ 7,650	$ 13	$ 38	$ 50,228	$ 188,249

The accompanying notes are an integral part of these financial statements.

		59

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

Pioneer
		Pioneer	Emerging	Pioneer High	Pioneer Mid
	Pioneer High	Strategic	Markets VCT	Yield VCT	Cap Value VCT
	Yield Fund -	Income Fund -	Portfolio -	Portfolio -	Portfolio -
	Class A	Class A	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 4,359	$ 248	$ 17,672	$ 23,416	$ -
Total assets	4,359	248	17,672	23,416	-

Liabilities
Due to related parties	-	-	-	1	-
Total liabilities	-	-	-	1	-
Net assets	$ 4,359	$ 248	$ 17,672	$ 23,415	$ -

Net assets
Accumulation units	$ 4,359	$ 248	$ 17,672	$ 23,415	$ -
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4,359	$ 248	$ 17,672	$ 23,415	$ -

Total number of mutual fund shares	460,776	23,372	733,878	2,360,442	8

Cost of mutual fund shares	$ 3,959	$ 254	$ 17,461	$ 22,896	$ -

The accompanying notes are an integral part of these financial statements.

60

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	Columbia	Columbia
	Diversified	Diversified
	Equity Income	Equity Income	Royce Total	SMALLCAP	T. Rowe Price
	Fund -	Fund -	Return Fund -	World Fund® -	Mid-Cap Value
	Class R-3	Class R-4	Class K	Class R-4	Fund - R Class
Assets
Investments in mutual funds
at fair value	$ 68	$ 5,863	$ -	$ 6,672	$ 625
Total assets	68	5,863	-	6,672	625

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 68	$ 5,863	$ -	$ 6,672	$ 625

Net assets
Accumulation units	$ 68	$ 5,863	$ -	$ 6,672	$ 625
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 68	$ 5,863	$ -	$ 6,672	$ 625

Total number of mutual fund shares	7,238	621,111	4	202,474	29,603

Cost of mutual fund shares	$ 66	$ 5,696	$ -	$ 7,329	$ 571

The accompanying notes are an integral part of these financial statements.

61

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

				Thornburg	USAA Precious
	T. Rowe Price	Templeton	Templeton	International	Metals and
	Value Fund -	Foreign Fund -	Global Bond	Value Fund -	Minerals Fund -
	Advisor Class	Class A	Fund - Class A	Class R4	Adviser Shares
Assets
Investments in mutual funds
at fair value	$ 173	$ 1,088	$ 209,392	$ 55	$ 4,823
Total assets	173	1,088	209,392	55	4,823

Liabilities
Due to related parties	-	-	5	-	-
Total liabilities	-	-	5	-	-
Net assets	$ 173	$ 1,088	$ 209,387	$ 55	$ 4,823

Net assets
Accumulation units	$ 173	$ 1,088	$ 209,387	$ 55	$ 4,823
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 173	$ 1,088	$ 209,387	$ 55	$ 4,823

Total number of mutual fund shares	7,743	183,859	16,872,828	2,306	156,398

Cost of mutual fund shares	$ 157	$ 1,047	$ 208,150	$ 64	$ 6,346

The accompanying notes are an integral part of these financial statements.

62

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

Victory Small
			Small Company	Company
	Diversified	Equity Income	Growth	Opportunity	Wanger
	Value Portfolio	Portfolio	Portfolio	Fund - Class R	International
Assets
Investments in mutual funds
at fair value	$ 82	$ 351	$ 92	$ 1	$ 24,629
Total assets	82	351	92	1	24,629

Liabilities
Due to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 82	$ 351	$ 92	$ 1	$ 24,628

Net assets
Accumulation units	$ 82	$ 351	$ 92	$ 1	$ 24,628
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 82	$ 351	$ 92	$ 1	$ 24,628

Total number of mutual fund shares	6,544	22,053	5,155	47	855,464

Cost of mutual fund shares	$ 87	$ 326	$ 76	$ 1	$ 25,923

The accompanying notes are an integral part of these financial statements.

63

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			Washington	Washington	Wells Fargo
			Mutual	Mutual	Advantage
			Investors	Investors	Small Cap
			FundSM, Inc. -	FundSM, Inc. -	Value Fund -
	Wanger Select	Wanger USA	Class R-3	Class R-4	Class A
Assets
Investments in mutual funds
at fair value	$ 78,378	$ 40,135	$ 4,465	$ 87,839	$ 108
Total assets	78,378	40,135	4,465	87,839	108

Liabilities
Due to related parties	2	1	-	2	-
Total liabilities	2	1	-	2	-
Net assets	$ 78,376	$ 40,134	$ 4,465	$ 87,837	$ 108

Net assets
Accumulation units	$ 78,376	$ 40,134	$ 4,465	$ 87,837	$ 108
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 78,376	$ 40,134	$ 4,465	$ 87,837	$ 108

Total number of mutual fund shares	3,356,665	1,346,818	158,109	3,103,867	3,679

Cost of mutual fund shares	$ 83,302	$ 40,740	$ 4,275	$ 90,390	$ 98

The accompanying notes are an integral part of these financial statements.

64

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

Wells Fargo
Advantage
Special Small
Cap Values
Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 89,068
Total assets	89,068

Liabilities
Due to related parties	2
Total liabilities	2
Net assets	$ 89,066

Net assets
Accumulation units	$ 89,066
Contracts in payout (annuitization)	-
Total net assets	$ 89,066

Total number of mutual fund shares	4,173,736

Cost of mutual fund shares	$ 93,837

The accompanying notes are an integral part of these financial statements.
65

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			AllianceBernstein
		AllianceBernstein	Growth and	Allianz NFJ
	Alger Green	Growth and Income	Income Portfolio -	Dividend Value
	Fund - Class A	Fund, Inc. - Class A	Class A	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ -	$ 2	$ 6	$ 5
Total investment income	-	2	6	5
Expenses:
Mortality, expense risk and
other charges	17	2	6	2
Total expenses	17	2	6	2
Net investment income (loss)	(17)	-	-	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35	2	(38)	22
Capital gains distributions	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	35	2	(38)	22
Net unrealized appreciation
(depreciation) of investments	(130)	7	61	(19)
Net realized and unrealized gain (loss)
on investments	(95)	9	23	3
Net increase (decrease) in net assets
resulting from operations	$ (112)	$ 9	$ 23	$ 6

The accompanying notes are an integral part of these financial statements.

66

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	Allianz NFJ
	Large-Cap	Allianz NFJ			American
	Value Fund -	Small-Cap			Balanced
	Institutional	Value Fund -	Amana Growth	Amana Income	Fund® -
	Class	Class A	Fund	Fund	Class R-3
Net investment income (loss)
Income:
Dividends	$ 72	$ 6	$ 22	$ 568	$ 112
Total investment income	72	6	22	568	112
Expenses:
Mortality, expense risk and
other charges	-	4	235	326	40
Total expenses	-	4	235	326	40
Net investment income (loss)	72	2	(213)	242	72

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	124	43	548	625	(86)
Capital gains distributions	-	12	-	207	-
Total realized gain (loss) on investments
and capital gains distributions	124	55	548	832	(86)
Net unrealized appreciation
(depreciation) of investments	(172)	(53)	(1,216)	(707)	181
Net realized and unrealized gain (loss)
on investments	(48)	2	(668)	125	95
Net increase (decrease) in net assets
resulting from operations	$ 24	$ 4	$ (881)	$ 367	$ 167

The accompanying notes are an integral part of these financial statements.

		67

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	American
	Century		American
	Inflation-	American	Funds
	Adjusted Bond	Century Income	American	Ariel
	Fund - Investor	& Growth	Mutual Fund® -	Appreciation
	Class	Fund - A Class	Class R-4	Fund	Ariel Fund
Net investment income (loss)
Income:
Dividends	$ 1,225	$ 71	$ -	$3	$ 7
Total investment income	1,225	71	-	3	7
Expenses:
Mortality, expense risk and
other charges	261	53	-	8	35
Total expenses	261	53	-	8	35
Net investment income (loss)	964	18	-	(5)	(28)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	284	(145)	-	16	400
Capital gains distributions	388	-	-	7	-
Total realized gain (loss) on investments
and capital gains distributions	672	(145)	-	23	400
Net unrealized appreciation
(depreciation) of investments	1,008	208	-	(98)	(890)
Net realized and unrealized gain (loss)
on investments	1,680	63	-	(75)	(490)
Net increase (decrease) in net assets
resulting from operations	$ 2,644	$ 81	$ -	$(80)	$ (518)

The accompanying notes are an integral part of these financial statements.

		68

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				BlackRock Mid
	Artisan		BlackRock	Cap Value
	International	Aston/Fairpointe Equity Dividend Opportunities The Bond Fund
	Fund - Investor	Mid Cap Fund -	Fund - Investor	Fund - Investor	of AmericaSM,
	Shares	Class N	A Shares	A Shares	Inc. - Class R-4
Net investment income (loss)
Income:
Dividends	$ 37	$ 10	$ 7	$ 25	$ 286
Total investment income	37	10	7	25	286
Expenses:
Mortality, expense risk and
other charges	27	49	3	64	84
Total expenses	27	49	3	64	84
Net investment income (loss)	10	(39)	4	(39)	202

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	60	90	2	205	219
Capital gains distributions	-	40	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	60	130	2	205	219
Net unrealized appreciation
(depreciation) of investments	(302)	(563)	7	(300)	20
Net realized and unrealized gain (loss)
on investments	(242)	(433)	9	(95)	239
Net increase (decrease) in net assets
resulting from operations	$ (232)	$ (472)	$ 13	$ (134)	$ 441

The accompanying notes are an integral part of these financial statements.

		69

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		Capital World
	Calvert VP SRI	Growth &		ColumbiaSM	ColumbiaSM
	Balanced	Income FundSM,	Cohen & Steers	Acorn Fund® -	Acorn Fund® -
	Portfolio	Inc. - Class R-3	Realty Shares	Class A	Class Z
Net investment income (loss)
Income:
Dividends	$ 582	$ 8	$ 7	$ -	$ 29
Total investment income	582	8	7	-	29
Expenses:
Mortality, expense risk and
other charges	458	3	2	-	-
Total expenses	458	3	2	-	-
Net investment income (loss)	124	5	5	-	29

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	309	2	(29)	-	478
Capital gains distributions	-	2	-	3	442
Total realized gain (loss) on investments
and capital gains distributions	309	4	(29)	3	920
Net unrealized appreciation
(depreciation) of investments	1,150	(49)	29	(7)	(1,575)
Net realized and unrealized gain (loss)
on investments	1,459	(45)	-	(4)	(655)
Net increase (decrease) in net assets
resulting from operations	$ 1,583	$ (40)	$ 5	$ (4)	$ (626)

The accompanying notes are an integral part of these financial statements.

		70

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	Columbia Mid	Columbia Mid	CRM Mid Cap	Dodge & Cox
	Cap Value	Cap Value	Value Fund -	International	Dodge & Cox
	Fund - Class A	Fund - Class Z	Investor Shares	Stock Fund	Stock Fund
Net investment income (loss)
Income:
Dividends	$ 22	$ 42	$ 1	$ 3	$ -
Total investment income	22	42	1	3	-
Expenses:
Mortality, expense risk and
other charges	38	-	2	1	-
Total expenses	38	-	2	1	-
Net investment income (loss)	(16)	42	(1)	2	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	307	227	5	-	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	307	227	5	-	-
Net unrealized appreciation
(depreciation) of investments	(513)	(489)	(23)	(8)	(2)
Net realized and unrealized gain (loss)
on investments	(206)	(262)	(18)	(8)	(2)
Net increase (decrease) in net assets
resulting from operations	$ (222)	$ (220)	$ (19)	$ (6)	$ (2)

The accompanying notes are an integral part of these financial statements.

		71

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

					Fidelity®
		Eaton Vance	EuroPacific	EuroPacific	Advisor New
	DWS Equity	Large-Cap	Growth	Growth	Insights Fund -
	500 Index	Value Fund -	Fund® -	Fund® -	Institutional
	Fund - Class S	Class R	Class R-3	Class R-4	Class
Net investment income (loss)
Income:
Dividends	$ 7	$ 1	$ 134	$3,975	$ -
Total investment income	7	1	134	3,975	-
Expenses:
Mortality, expense risk and
other charges	4	-	58	2,372	2
Total expenses	4	-	58	2,372	2
Net investment income (loss)	3	1	76	1,603	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	(629)	(1,333)	3
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	(629)	(1,333)	3
Net unrealized appreciation
(depreciation) of investments	(1)	(3)	(1,115)	(40,362)	(10)
Net realized and unrealized gain (loss)
on investments	(1)	(3)	(1,744)	(41,695)	(7)
Net increase (decrease) in net assets
resulting from operations	$ 2	$ (2)	$ (1,668)	$(40,092)	$ (9)

The accompanying notes are an integral part of these financial statements.

		72

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Equity-Income	Growth	High Income	Overseas	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 6,663	$ 832	$ 669	$ 464	$ 10,573
Total investment income	6,663	832	669	464	10,573
Expenses:
Mortality, expense risk and
other charges	2,623	2,238	99	323	9,485
Total expenses	2,623	2,238	99	323	9,485
Net investment income (loss)	4,040	(1,406)	570	141	1,088

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,850)	(1,592)	661	(1,882)	18,147
Capital gains distributions	-	782	-	65	-
Total realized gain (loss) on investments
and capital gains distributions	(1,850)	(810)	661	(1,817)	18,147
Net unrealized appreciation
(depreciation) of investments	(1,848)	590	(938)	(4,674)	(53,776)
Net realized and unrealized gain (loss)
on investments	(3,698)	(220)	(277)	(6,491)	(35,629)
Net increase (decrease) in net assets
resulting from operations	$ 342	$ (1,626)	$ 293	$ (6,350)	$ (34,541)

The accompanying notes are an integral part of these financial statements.

		73

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Asset		Franklin Small-
	Index 500	Mid Cap	ManagerSM	Mutual Global	Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Discovery	Growth Fund -
	Initial Class	Initial Class	Initial Class	Fund - Class R	Class A
Net investment income (loss)
Income:
Dividends	$ 2,070	$ 51	$ 431	$ 42	$ -
Total investment income	2,070	51	431	42	-
Expenses:
Mortality, expense risk and
other charges	1,056	-	216	21	6
Total expenses	1,056	-	216	21	6
Net investment income (loss)	1,014	51	215	21	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	445	(165)	55	(182)	6
Capital gains distributions	2,473	34	105	67	31
Total realized gain (loss) on investments
and capital gains distributions	2,918	(131)	160	(115)	37
Net unrealized appreciation
(depreciation) of investments	(2,840)	(2,083)	(1,133)	(56)	(68)
Net realized and unrealized gain (loss)
on investments	78	(2,214)	(973)	(171)	(31)
Net increase (decrease) in net assets
resulting from operations	$ 1,092	$ (2,163)	$ (758)	$ (150)	$ (37)

The accompanying notes are an integral part of these financial statements.

		74

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	Franklin Small			The Growth	The Growth
	Cap Value	Fundamental	Fundamental	Fund of	Fund of
	Securities	InvestorsSM,	InvestorsSM,	America® -	America® -
	Fund - Class 2	Inc. - Class R-3	Inc. - Class R-4	Class R-3	Class R-4
Net investment income (loss)
Income:
Dividends	$ 806	$ 14	$ 549	$54	$ 1,881
Total investment income	806	14	549	54	1,881
Expenses:
Mortality, expense risk and
other charges	992	6	304	101	2,700
Total expenses	992	6	304	101	2,700
Net investment income (loss)	(186)	8	245	(47)	(819)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,827)	19	698	(448)	3,976
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,827)	19	698	(448)	3,976
Net unrealized appreciation
(depreciation) of investments	(3,581)	(53)	(1,960)	(440)	(20,172)
Net realized and unrealized gain (loss)
on investments	(5,408)	(34)	(1,262)	(888)	(16,196)
Net increase (decrease) in net assets
resulting from operations	$ (5,594)	$ (26)	$ (1,017)	$(935)	$ (17,015)

The accompanying notes are an integral part of these financial statements.

		75

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	The Hartford	The Hartford	The Income
	Capital	Dividend And	Fund of	ING Balanced
	Appreciation	Growth Fund -	America® -	Portfolio -	ING Real Estate
	Fund - Class R4	Class R4	Class R-3	Class I	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 3	$ -	$ 74	$ 9,017	$ 40
Total investment income	3	-	74	9,017	40
Expenses:
Mortality, expense risk and
other charges	1	-	14	3,523	11
Total expenses	1	-	14	3,523	11
Net investment income (loss)	2	-	60	5,494	29

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(11)	4	(28)	(5,218)	(24)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(11)	4	(28)	(5,218)	(24)
Net unrealized appreciation
(depreciation) of investments	(37)	(1)	58	(7,468)	188
Net realized and unrealized gain (loss)
on investments	(48)	3	30	(12,686)	164
Net increase (decrease) in net assets
resulting from operations	$ (46)	$ 3	$ 90	$ (7,192)	$ 193

The accompanying notes are an integral part of these financial statements.

		76

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			ING	ING	ING
	ING Value	ING GNMA	Intermediate	Intermediate	Intermediate
	Choice Fund -	Income Fund -	Bond Fund -	Bond Portfolio -	Bond Portfolio -
	Class A	Class A	Class A	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ -	$ 185	$157	$ 17,238	$ 39
Total investment income	-	185	157	17,238	39
Expenses:
Mortality, expense risk and
other charges	-	34	21	3,492	2
Total expenses	-	34	21	3,492	2
Net investment income (loss)	-	151	136	13,746	37

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	51	(75)	(5,443)	(1)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	51	(75)	(5,443)	(1)
Net unrealized appreciation
(depreciation) of investments	-	93	183	15,698	4
Net realized and unrealized gain (loss)
on investments	-	144	108	10,255	3
Net increase (decrease) in net assets
resulting from operations	$ -	$ 295	$244	$ 24,001	$ 40

The accompanying notes are an integral part of these financial statements.

		77

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				ING BlackRock
		ING BlackRock	ING BlackRock	Large Cap	ING BlackRock
	ING Artio	Health Sciences	Inflation	Growth	Large Cap
	Foreign	Opportunities Protected Bond		Portfolio -	Growth
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Adviser Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 510	$ 62	$ -	$ 521	$ 2
Total investment income	510	62	-	521	2
Expenses:
Mortality, expense risk and
other charges	276	94	-	897	2
Total expenses	276	94	-	897	2
Net investment income (loss)	234	(32)	-	(376)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4,044)	(154)	-	(3,154)	15
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4,044)	(154)	-	(3,154)	15
Net unrealized appreciation
(depreciation) of investments	(2,699)	371	-	1,013	(63)
Net realized and unrealized gain (loss)
on investments	(6,743)	217	-	(2,141)	(48)
Net increase (decrease) in net assets
resulting from operations	$ (6,509)	$ 185	$ -	$ (2,517)	$ (48)

The accompanying notes are an integral part of these financial statements.

		78

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			ING Clarion
	ING BlackRock	ING Clarion	Global Real		ING Clarion
	Large Cap	Global Real	Estate	ING Clarion	Real Estate
	Growth	Estate	Portfolio -	Real Estate	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service 2 Class	Adviser Class	Class	Adviser Class	Class
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 2,206	$ -	$ 49
Total investment income	1	-	2,206	-	49
Expenses:
Mortality, expense risk and
other charges	1	-	538	-	24
Total expenses	1	-	538	-	24
Net investment income (loss)	-	-	1,668	-	25

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17	-	(638)	-	8
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	17	-	(638)	-	8
Net unrealized appreciation
(depreciation) of investments	(22)	-	(4,725)	1	(32)
Net realized and unrealized gain (loss)
on investments	(5)	-	(5,363)	1	(24)
Net increase (decrease) in net assets
resulting from operations	$ (5)	$ -	$ (3,695)	$ 1	$ 1

The accompanying notes are an integral part of these financial statements.

		79

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		ING Core
	ING Clarion	Growth and	ING FMRSM	ING FMRSM	ING Global
	Real Estate	Income	Diversified Mid Diversified Mid		Resources
	Portfolio -	Portfolio -	Cap Portfolio -	Cap Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service 2 Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 595	$ 288	$ 130	$ -	$ -
Total investment income	595	288	130	-	-
Expenses:
Mortality, expense risk and
other charges	377	117	557	-	-
Total expenses	377	117	557	-	-
Net investment income (loss)	218	171	(427)	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,248)	633	560	-	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,248)	633	560	-	-
Net unrealized appreciation
(depreciation) of investments	5,563	(2,702)	(8,253)	(2)	-
Net realized and unrealized gain (loss)
on investments	3,315	(2,069)	(7,693)	(2)	-
Net increase (decrease) in net assets
resulting from operations	$ 3,533	$ (1,898)	$ (8,120)	$ (2)	$ -

The accompanying notes are an integral part of these financial statements.

		80

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			ING Invesco		ING JPMorgan
	ING Global		Van Kampen	ING JPMorgan	Emerging
	Resources	ING Global	Growth and	Emerging	Markets Equity
	Portfolio -	Resources	Income	Markets Equity	Portfolio -
	Institutional	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Adviser Class	Class
Net investment income (loss)
Income:
Dividends	$ -	$ 764	$ 253	$ 3	$ 382
Total investment income	-	764	253	3	382
Expenses:
Mortality, expense risk and
other charges	-	1,350	177	1	336
Total expenses	-	1,350	177	1	336
Net investment income (loss)	-	(586)	76	2	46

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(2,422)	(1,313)	9	(966)
Capital gains distributions	-	-	-	11	1,127
Total realized gain (loss) on investments
and capital gains distributions	-	(2,422)	(1,313)	20	161
Net unrealized appreciation
(depreciation) of investments	(3)	(11,822)	746	(91)	(7,213)
Net realized and unrealized gain (loss)
on investments	(3)	(14,244)	(567)	(71)	(7,052)
Net increase (decrease) in net assets
resulting from operations	$ (3)	$ (14,830)	$ (491)	$ (69)	$ (7,006)

The accompanying notes are an integral part of these financial statements.

		81

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan		ING Large Cap
	Emerging	Small Cap Core	Small Cap Core	ING Large Cap	Growth
	Markets Equity	Equity	Equity	Growth	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Adviser Class	Service Class	Adviser Class	Class
Net investment income (loss)
Income:
Dividends	$ 239	$ -	$ 28	$ -	$ 380
Total investment income	239	-	28	-	380
Expenses:
Mortality, expense risk and
other charges	289	-	61	-	1,179
Total expenses	289	-	61	-	1,179
Net investment income (loss)	(50)	-	(33)	-	(799)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,540)	-	87	(1)	11
Capital gains distributions	929	-	-	8	8,056
Total realized gain (loss) on investments
and capital gains distributions	(611)	-	87	7	8,067
Net unrealized appreciation
(depreciation) of investments	(5,305)	1	(223)	(7)	(6,976)
Net realized and unrealized gain (loss)
on investments	(5,916)	1	(136)	-	1,091
Net increase (decrease) in net assets
resulting from operations	$ (5,966)	$ 1	$ (169)	$ -	$ 292

The accompanying notes are an integral part of these financial statements.

		82

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				ING Lord
		ING Large Cap		Abbett Growth	ING Lord
	ING Large Cap	Value	ING Large Cap	and Income	Abbett Growth
	Growth	Portfolio -	Value	Portfolio -	and Income
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 2	$ 2,233	$ 8	$ 227	$ -
Total investment income	2	2,233	8	227	-
Expenses:
Mortality, expense risk and
other charges	5	1,972	4	48	-
Total expenses	5	1,972	4	48	-
Net investment income (loss)	(3)	261	4	179	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	327	(4,607)	(2)	(15,224)	(61)
Capital gains distributions	70	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	397	(4,607)	(2)	(15,224)	(61)
Net unrealized appreciation
(depreciation) of investments	(374)	8,059	4	17,088	81
Net realized and unrealized gain (loss)
on investments	23	3,452	2	1,864	20
Net increase (decrease) in net assets
resulting from operations	$ 20	$ 3,713	$ 6	$ 2,043	$ 20

The accompanying notes are an integral part of these financial statements.

		83

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Marsico			ING MFS Total
	Growth	ING Marsico	ING MFS Total	Return	ING MFS Total
	Portfolio -	Growth	Return	Portfolio -	Return
	Institutional	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Adviser Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 46	$ 1	$ 28	$ 1,559	$ 617
Total investment income	46	1	28	1,559	617
Expenses:
Mortality, expense risk and
other charges	90	3	4	573	265
Total expenses	90	3	4	573	265
Net investment income (loss)	(44)	(2)	24	986	352

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(27)	10	(22)	(1,658)	(606)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(27)	10	(22)	(1,658)	(606)
Net unrealized appreciation
(depreciation) of investments	(157)	(20)	4	1,199	399
Net realized and unrealized gain (loss)
on investments	(184)	(10)	(18)	(459)	(207)
Net increase (decrease) in net assets
resulting from operations	$ (228)	$ (12)	$ 6	$ 527	$ 145

The accompanying notes are an integral part of these financial statements.

		84

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		ING Morgan		ING PIMCO
	ING MFS	Stanley Global	ING PIMCO	High Yield	ING PIMCO
	Utilities	Franchise	High Yield	Portfolio -	High Yield
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Adviser Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1,465	$ -	$ 1	$ 667	$ 1,558
Total investment income	1,465	-	1	667	1,558
Expenses:
Mortality, expense risk and
other charges	389	-	-	87	195
Total expenses	389	-	-	87	195
Net investment income (loss)	1,076	-	1	580	1,363

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(916)	-	-	129	1,382
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(916)	-	-	129	1,382
Net unrealized appreciation
(depreciation) of investments	1,806	1	-	(438)	(2,027)
Net realized and unrealized gain (loss)
on investments	890	1	-	(309)	(645)
Net increase (decrease) in net assets
resulting from operations	$ 1,966	$ 1	$ 1	$ 271	$ 718

The accompanying notes are an integral part of these financial statements.

		85

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			ING Pioneer		ING T. Rowe
	ING Pioneer		Mid Cap Value	ING Pioneer	Price Capital
	Fund Portfolio -	ING Pioneer	Portfolio -	Mid Cap Value	Appreciation
	Institutional	Fund Portfolio -	Institutional	Portfolio -	Portfolio -
	Class	Service Class	Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 337	$ 4	$ 1,343	$ 5	$ 2
Total investment income	337	4	1,343	5	2
Expenses:
Mortality, expense risk and
other charges	151	3	795	3	-
Total expenses	151	3	795	3	-
Net investment income (loss)	186	1	548	2	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(427)	50	(2,171)	4	(2)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(427)	50	(2,171)	4	(2)
Net unrealized appreciation
(depreciation) of investments	(844)	(90)	(3,502)	(34)	(5)
Net realized and unrealized gain (loss)
on investments	(1,271)	(40)	(5,673)	(30)	(7)
Net increase (decrease) in net assets
resulting from operations	$ (1,085)	$ (39)	$ (5,125)	$ (28)	$ (5)

The accompanying notes are an integral part of these financial statements.

		86

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Capital	Price Equity	Price Equity	Price	Price
	Appreciation	Income	Income	International	International
	Portfolio -	Portfolio -	Portfolio -	Stock Portfolio -	Stock Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 7,384	$ 26	$ 2,032	$ 3	$ 272
Total investment income	7,384	26	2,032	3	272
Expenses:
Mortality, expense risk and
other charges	3,296	5	785	-	75
Total expenses	3,296	5	785	-	75
Net investment income (loss)	4,088	21	1,247	3	197

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,771)	(43)	(2,334)	-	(539)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,771)	(43)	(2,334)	-	(539)
Net unrealized appreciation
(depreciation) of investments	4,615	(5)	(563)	(16)	(697)
Net realized and unrealized gain (loss)
on investments	2,844	(48)	(2,897)	(16)	(1,236)
Net increase (decrease) in net assets
resulting from operations	$ 6,932	$ (27)	$ (1,650)	$ (13)	$ (1,039)

The accompanying notes are an integral part of these financial statements.

		87

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Templeton
	Global Growth	ING Templeton	ING U.S. Stock	ING Money
	Portfolio -	Global Growth	Index Portfolio -	Market	ING Global
	Institutional	Portfolio -	Institutional	Portfolio -	Real Estate
	Class	Service Class	Class	Class I	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 13	$ 68	$ 136	$ 3	$ 2
Total investment income	13	68	136	3	2
Expenses:
Mortality, expense risk and
other charges	6	42	8	2,705	-
Total expenses	6	42	8	2,705	-
Net investment income (loss)	7	26	128	(2,702)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(39)	(194)	(47)	-	-
Capital gains distributions	-	-	309	57	-
Total realized gain (loss) on investments
and capital gains distributions	(39)	(194)	262	57	-
Net unrealized appreciation
(depreciation) of investments	(15)	(177)	(303)	-	(6)
Net realized and unrealized gain (loss)
on investments	(54)	(371)	(41)	57	(6)
Net increase (decrease) in net assets
resulting from operations	$ (47)	$ (345)	$ 87	$ (2,645)	$ (4)

The accompanying notes are an integral part of these financial statements.

		88

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING	ING	ING American ING American ING American
	International	International	Century Small-	Century Small-	Century Small-
	Capital	SmallCap	Mid Cap Value	Mid Cap Value	Mid Cap Value
	Appreciation	Multi-Manager	Portfolio -	Portfolio -	Portfolio -
	Fund - Class I	Fund - Class A	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 20	$ 1	$ -	$ 491
Total investment income	-	20	1	-	491
Expenses:
Mortality, expense risk and
other charges	-	3	-	-	344
Total expenses	-	3	-	-	344
Net investment income (loss)	-	17	1	-	147

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	(116)	1	-	(252)
Capital gains distributions	-	-	-	-	4
Total realized gain (loss) on investments
and capital gains distributions	2	(116)	1	-	(248)
Net unrealized appreciation
(depreciation) of investments	(2)	(150)	(7)	-	(1,622)
Net realized and unrealized gain (loss)
on investments	-	(266)	(6)	-	(1,870)
Net increase (decrease) in net assets
resulting from operations	$ -	$ (249)	$ (5)	$ -	$ (1,723)

The accompanying notes are an integral part of these financial statements.

		89

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Baron	ING Baron	ING Columbia	ING Columbia
	Small Cap	Small Cap	Small Cap	Small Cap	ING Davis New
	Growth	Growth	Value II	Value II	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ 14	$ 130
Total investment income	-	-	1	14	130
Expenses:
Mortality, expense risk and
other charges	4	1,037	1	31	125
Total expenses	4	1,037	1	31	125
Net investment income (loss)	(4)	(1,037)	-	(17)	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	15	3,341	11	362	(365)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	15	3,341	11	362	(365)
Net unrealized appreciation
(depreciation) of investments	5	(906)	(32)	(528)	(397)
Net realized and unrealized gain (loss)
on investments	20	2,435	(21)	(166)	(762)
Net increase (decrease) in net assets
resulting from operations	$ 16	$ 1,398	$ (21)	$ (183)	$ (757)

The accompanying notes are an integral part of these financial statements.

		90

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Fidelity®				ING Index
	VIP Mid Cap	ING Global	ING Global	ING Global	Solution 2015
	Portfolio -	Bond Portfolio -	Bond Portfolio -	Bond Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 19	$ 33	$ 11,754	$ 107	$ -
Total investment income	19	33	11,754	107	-
Expenses:
Mortality, expense risk and
other charges	63	2	1,462	7	-
Total expenses	63	2	1,462	7	-
Net investment income (loss)	(44)	31	10,292	100	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(520)	14	3,762	119	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(520)	14	3,762	119	-
Net unrealized appreciation
(depreciation) of investments	(891)	(33)	(9,911)	(194)	-
Net realized and unrealized gain (loss)
on investments	(1,411)	(19)	(6,149)	(75)	-
Net increase (decrease) in net assets
resulting from operations	$ (1,455)	$ 12	$ 4,143	$ 25	$ -

The accompanying notes are an integral part of these financial statements.

		91

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2015	Solution 2015	Solution 2025	Solution 2025	Solution 2025
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Initial Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 3	$ 17	$ -	$ 2	$ 33
Total investment income	3	17	-	2	33
Expenses:
Mortality, expense risk and
other charges	1	7	-	-	16
Total expenses	1	7	-	-	16
Net investment income (loss)	2	10	-	2	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(2)	-	(7)	2
Capital gains distributions	5	30	-	5	88
Total realized gain (loss) on investments
and capital gains distributions	5	28	-	(2)	90
Net unrealized appreciation
(depreciation) of investments	5	(42)	2	(5)	(170)
Net realized and unrealized gain (loss)
on investments	10	(14)	2	(7)	(80)
Net increase (decrease) in net assets
resulting from operations	$ 12	$ (4)	$ 2	$ (5)	$ (63)

The accompanying notes are an integral part of these financial statements.

		92

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2035	Solution 2035	Solution 2035	Solution 2045	Solution 2045
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service 2 Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ 21	$ -	$ -
Total investment income	-	1	21	-	-
Expenses:
Mortality, expense risk and
other charges	-	-	12	-	-
Total expenses	-	-	12	-	-
Net investment income (loss)	-	1	9	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	4	4	-	-
Capital gains distributions	-	3	63	-	1
Total realized gain (loss) on investments
and capital gains distributions	-	7	67	-	1
Net unrealized appreciation
(depreciation) of investments	1	(10)	(151)	-	(2)
Net realized and unrealized gain (loss)
on investments	1	(3)	(84)	-	(1)
Net increase (decrease) in net assets
resulting from operations	$ 1	$ (2)	$ (75)	$ -	$ (1)

The accompanying notes are an integral part of these financial statements.

		93

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2045	Solution 2055	Solution 2055	Solution 2055	Solution Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Initial Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 9	$ -	$ -	$ -	$ -
Total investment income	9	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	6	-	-	-	-
Total expenses	6	-	-	-	-
Net investment income (loss)	3	-	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	-	(1)	-	(1)
Capital gains distributions	30	-	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	31	-	-	-	(1)
Net unrealized appreciation
(depreciation) of investments	(84)	-	(2)	(4)	1
Net realized and unrealized gain (loss)
on investments	(53)	-	(2)	(4)	-
Net increase (decrease) in net assets
resulting from operations	$ (50)	$ -	$ (2)	$ (4)	$ -

The accompanying notes are an integral part of these financial statements.

		94

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				ING Invesco	ING Invesco
		ING Invesco	ING Invesco	Van Kampen	Van Kampen
	ING Index	Van Kampen	Van Kampen	Equity and	Equity and
	Solution Income	Comstock	Comstock	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Adviser Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 5	$ 4	$ 682	$ 12	$ 5,342
Total investment income	5	4	682	12	5,342
Expenses:
Mortality, expense risk and
other charges	2	1	496	2	2,295
Total expenses	2	1	496	2	2,295
Net investment income (loss)	3	3	186	10	3,047

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(6)	(1,187)	(4)	1,008
Capital gains distributions	5	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	5	(6)	(1,187)	(4)	1,008
Net unrealized appreciation
(depreciation) of investments	(6)	(6)	(596)	(27)	(8,770)
Net realized and unrealized gain (loss)
on investments	(1)	(12)	(1,783)	(31)	(7,762)
Net increase (decrease) in net assets
resulting from operations	$ 2	$ (9)	$ (1,597)	$ (21)	$ (4,715)

The accompanying notes are an integral part of these financial statements.

		95

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				ING Legg	ING Legg
	ING Invesco			Mason	Mason
	Van Kampen			ClearBridge	ClearBridge
	Equity and	ING JPMorgan ING JPMorgan		Aggressive	Aggressive
	Income	Mid Cap Value	Mid Cap Value	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 5	$ 2	$ 257	$ -	$ 414
Total investment income	5	2	257	-	414
Expenses:
Mortality, expense risk and
other charges	2	1	303	-	71
Total expenses	2	1	303	-	71
Net investment income (loss)	3	1	(46)	-	343

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(3)	(126)	12	251
Capital gains distributions	-	-	-	23	28,126
Total realized gain (loss) on investments
and capital gains distributions	-	(3)	(126)	35	28,377
Net unrealized appreciation
(depreciation) of investments	(6)	10	404	(33)	(26,928)
Net realized and unrealized gain (loss)
on investments	(6)	7	278	2	1,449
Net increase (decrease) in net assets
resulting from operations	$ (3)	$ 8	$ 232	$ 2	$ 1,792

The accompanying notes are an integral part of these financial statements.

		96

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Legg
	Mason
	ClearBridge	ING	ING	ING
	Aggressive	Oppenheimer	Oppenheimer	Oppenheimer	ING PIMCO
	Growth	Global	Global	Global	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ -	$ 6	$ 8,275	$ 9	$ 66
Total investment income	-	6	8,275	9	66
Expenses:
Mortality, expense risk and
other charges	-	2	5,531	7	8
Total expenses	-	2	5,531	7	8
Net investment income (loss)	-	4	2,744	2	58

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(17)	(1)	6,978	(18)	42
Capital gains distributions	53	-	-	-	80
Total realized gain (loss) on investments
and capital gains distributions	36	(1)	6,978	(18)	122
Net unrealized appreciation
(depreciation) of investments	(33)	(55)	(59,637)	(50)	(125)
Net realized and unrealized gain (loss)
on investments	3	(56)	(52,659)	(68)	(3)
Net increase (decrease) in net assets
resulting from operations	$ 3	$ (52)	$ (49,915)	$ (66)	$ 55

The accompanying notes are an integral part of these financial statements.

		97

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING Pioneer	ING Pioneer
	Total Return	Total Return	High Yield	High Yield	ING Solution
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ -	$ 6,735	$ 1,145	$ 21	$ 19
Total investment income	-	6,735	1,145	21	19
Expenses:
Mortality, expense risk and
other charges	-	2,107	184	4	2
Total expenses	-	2,107	184	4	2
Net investment income (loss)	-	4,628	961	17	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	1,549	1,559	21	1
Capital gains distributions	-	7,721	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	9,270	1,559	21	1
Net unrealized appreciation
(depreciation) of investments	1	(8,822)	(3,116)	(47)	(18)
Net realized and unrealized gain (loss)
on investments	1	448	(1,557)	(26)	(17)
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 5,076	$ (596)	$ (9)	$ -

The accompanying notes are an integral part of these financial statements.

		98

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Service Class	Service 2 Class	Adviser Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 1,921	$ 475	$ 7	$ 1,946	$ 443
Total investment income	1,921	475	7	1,946	443
Expenses:
Mortality, expense risk and
other charges	511	79	1	753	109
Total expenses	511	79	1	753	109
Net investment income (loss)	1,410	396	6	1,193	334

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(826)	39	3	(733)	31
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(826)	39	3	(733)	31
Net unrealized appreciation
(depreciation) of investments	(1,509)	(645)	(22)	(4,269)	(1,199)
Net realized and unrealized gain (loss)
on investments	(2,335)	(606)	(19)	(5,002)	(1,168)
Net increase (decrease) in net assets
resulting from operations	$ (925)	$ (210)	$ (13)	$ (3,809)	$ (834)

The accompanying notes are an integral part of these financial statements.

		99

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2035 Portfolio -	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Adviser Class	Service Class	Service 2 Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 4	$ 1,180	$ 282	$ 1	$ 645
Total investment income	4	1,180	282	1	645
Expenses:
Mortality, expense risk and
other charges	1	597	96	-	442
Total expenses	1	597	96	-	442
Net investment income (loss)	3	583	186	1	203

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17	(623)	60	(1)	(452)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	17	(623)	60	(1)	(452)
Net unrealized appreciation
(depreciation) of investments	(32)	(4,132)	(1,232)	(12)	(3,077)
Net realized and unrealized gain (loss)
on investments	(15)	(4,755)	(1,172)	(13)	(3,529)
Net increase (decrease) in net assets
resulting from operations	$ (12)	$ (4,172)	$ (986)	$ (12)	$ (3,326)

The accompanying notes are an integral part of these financial statements.

		100

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				ING Solution	ING Solution
	ING Solution	ING Solution	ING Solution	Growth	Income
	2045 Portfolio -	2055 Portfolio -	2055 Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 170	$ 3	$ 1	$ 5	$ 13
Total investment income	170	3	1	5	13
Expenses:
Mortality, expense risk and
other charges	63	7	1	15	2
Total expenses	63	7	1	15	2
Net investment income (loss)	107	(4)	-	(10)	11

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	71	(38)	7	77	81
Capital gains distributions	-	2	1	7	-
Total realized gain (loss) on investments
and capital gains distributions	71	(36)	8	84	81
Net unrealized appreciation
(depreciation) of investments	(1,028)	(22)	(25)	(145)	(75)
Net realized and unrealized gain (loss)
on investments	(957)	(58)	(17)	(61)	6
Net increase (decrease) in net assets
resulting from operations	$ (850)	$ (62)	$ (17)	$ (71)	$ 17

The accompanying notes are an integral part of these financial statements.

		101

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				ING T. Rowe	ING T. Rowe
				Price	Price
	ING Solution	ING Solution	ING Solution	Diversified Mid	Diversified Mid
	Income	Income	Moderate	Cap Growth	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 515	$ 124	$ 15	$ 1	$ 1,132
Total investment income	515	124	15	1	1,132
Expenses:
Mortality, expense risk and
other charges	95	18	25	2	3,368
Total expenses	95	18	25	2	3,368
Net investment income (loss)	420	106	(10)	(1)	(2,236)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(165)	52	92	-	4,800
Capital gains distributions	-	-	24	-	-
Total realized gain (loss) on investments
and capital gains distributions	(165)	52	116	-	4,800
Net unrealized appreciation
(depreciation) of investments	(279)	(146)	(162)	(19)	(17,830)
Net realized and unrealized gain (loss)
on investments	(444)	(94)	(46)	(19)	(13,030)
Net increase (decrease) in net assets
resulting from operations	$ (24)	$ 12	$ (56)	$ (20)	$ (15,266)

The accompanying notes are an integral part of these financial statements.

		102

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING T. Rowe
	Price	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Diversified Mid	Price Growth	Price Growth	Price Growth	ING Templeton
	Cap Growth	Equity	Equity	Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ -	$ -	$ 8
Total investment income	1	-	-	-	8
Expenses:
Mortality, expense risk and
other charges	3	4	2,116	13	2
Total expenses	3	4	2,116	13	2
Net investment income (loss)	(2)	(4)	(2,116)	(13)	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	-	4,225	(37)	(16)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	3	-	4,225	(37)	(16)
Net unrealized appreciation
(depreciation) of investments	(30)	(22)	(6,377)	19	(66)
Net realized and unrealized gain (loss)
on investments	(27)	(22)	(2,152)	(18)	(82)
Net increase (decrease) in net assets
resulting from operations	$ (29)	$ (26)	$ (4,268)	$ (31)	$ (76)

The accompanying notes are an integral part of these financial statements.

		103

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

					ING UBS U.S.
	ING Templeton	ING Templeton	ING Thornburg	ING Thornburg	Large Cap
	Foreign Equity	Foreign Equity	Value	Value	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 1,704	$ 1	$ 3	$ 671	$ 1
Total investment income	1,704	1	3	671	1
Expenses:
Mortality, expense risk and
other charges	893	-	2	919	-
Total expenses	893	-	2	919	-
Net investment income (loss)	811	1	1	(248)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,401)	4	(4)	402	(1)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,401)	4	(4)	402	(1)
Net unrealized appreciation
(depreciation) of investments	(10,198)	(16)	(106)	(13,250)	(3)
Net realized and unrealized gain (loss)
on investments	(12,599)	(12)	(110)	(12,848)	(4)
Net increase (decrease) in net assets
resulting from operations	$ (11,788)	$ (11)	$ (109)	$ (13,096)	$ (3)

The accompanying notes are an integral part of these financial statements.

		104

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING UBS U.S.	ING UBS U.S.		ING Strategic	ING Strategic
	Large Cap	Large Cap		Allocation	Allocation
	Equity	Equity	ING Core	Conservative	Growth
	Portfolio -	Portfolio -	Equity Research	Portfolio -	Portfolio -
	Initial Class	Service Class	Fund - Class A	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 806	$ -	$ 2	$ 1,269	$ 1,703
Total investment income	806	-	2	1,269	1,703
Expenses:
Mortality, expense risk and
other charges	763	-	1	301	640
Total expenses	763	-	1	301	640
Net investment income (loss)	43	-	1	968	1,063

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	551	-	7	(1,365)	(1,850)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	551	-	7	(1,365)	(1,850)
Net unrealized appreciation
(depreciation) of investments	(3,017)	(1)	(9)	618	(1,687)
Net realized and unrealized gain (loss)
on investments	(2,466)	(1)	(2)	(747)	(3,537)
Net increase (decrease) in net assets
resulting from operations	$ (2,423)	$ (1)	$ (1)	$ 221	$ (2,474)

The accompanying notes are an integral part of these financial statements.

		105

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Strategic
	Allocation	ING Growth	ING Growth	ING Growth
	Moderate	and Income	and Income	and Income	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	Class I	Class A	Class I	Class S	Series 5
Net investment income (loss)
Income:
Dividends	$ 2,081	$ 8	$ 13,761	$87	$ 5
Total investment income	2,081	8	13,761	87	5
Expenses:
Mortality, expense risk and
other charges	580	3	12,126	11	2
Total expenses	580	3	12,126	11	2
Net investment income (loss)	1,501	5	1,635	76	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,502)	-	(46,715)	112	(33)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3,502)	-	(46,715)	112	(33)
Net unrealized appreciation
(depreciation) of investments	1,032	(18)	31,073	(147)	27
Net realized and unrealized gain (loss)
on investments	(2,470)	(18)	(15,642)	(35)	(6)
Net increase (decrease) in net assets
resulting from operations	$ (969)	$ (13)	$ (14,007)	$41	$ (3)

The accompanying notes are an integral part of these financial statements.

		106

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9	Series 10
Net investment income (loss)
Income:
Dividends	$ 62	$ 26	$ 6	$ 3	$ 1
Total investment income	62	26	6	3	1
Expenses:
Mortality, expense risk and
other charges	28	17	6	2	1
Total expenses	28	17	6	2	1
Net investment income (loss)	34	9	-	1	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(410)	(125)	(5)	(11)	(4)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(410)	(125)	(5)	(11)	(4)
Net unrealized appreciation
(depreciation) of investments	341	98	(2)	8	3
Net realized and unrealized gain (loss)
on investments	(69)	(27)	(7)	(3)	(1)
Net increase (decrease) in net assets
resulting from operations	$ (35)	$ (18)	$ (7)	$ (2)	$ (1)

The accompanying notes are an integral part of these financial statements.

		107

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		ING BlackRock	ING BlackRock
		Science and	Science and
		Technology	Technology	ING Index Plus	ING Index Plus
	ING GET U.S.	Opportunities	Opportunities	LargeCap	LargeCap
	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 11	Adviser Class	Class I	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ -	$ 5,271	$ 6
Total investment income	1	-	-	5,271	6
Expenses:
Mortality, expense risk and
other charges	1	-	486	2,800	1
Total expenses	1	-	486	2,800	1
Net investment income (loss)	-	-	(486)	2,471	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	2,205	3,168	(3)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	2,205	3,168	(3)
Net unrealized appreciation
(depreciation) of investments	-	-	(8,038)	(8,323)	(3)
Net realized and unrealized gain (loss)
on investments	-	-	(5,833)	(5,155)	(6)
Net increase (decrease) in net assets
resulting from operations	$ -	$ -	$ (6,319)	$ (2,684)	$ (1)

The accompanying notes are an integral part of these financial statements.

		108

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus	ING
	MidCap	MidCap	SmallCap	SmallCap	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class I	Class S	Class I	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ 2,479	$ 2	$ 999	$ 1	$ 509
Total investment income	2,479	2	999	1	509
Expenses:
Mortality, expense risk and
other charges	2,734	1	1,080	1	194
Total expenses	2,734	1	1,080	1	194
Net investment income (loss)	(255)	1	(81)	-	315

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,440)	73	(2,304)	13	275
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,440)	73	(2,304)	13	275
Net unrealized appreciation
(depreciation) of investments	(4,101)	(73)	509	(14)	(3,239)
Net realized and unrealized gain (loss)
on investments	(5,541)	-	(1,795)	(1)	(2,964)
Net increase (decrease) in net assets
resulting from operations	$ (5,796)	$ 1	$ (1,876)	$ (1)	$ (2,649)

The accompanying notes are an integral part of these financial statements.

		109

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		ING Russell™	ING Russell™		ING Russell™
	ING	Large Cap	Large Cap	ING Russell™	Large Cap
	International	Growth Index	Growth Index	Large Cap	Index
	Index Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ -	$ 60	$ 6	$ 196	$ -
Total investment income	-	60	6	196		-
Expenses:
Mortality, expense risk and
other charges	-	48	3	118		-
Total expenses	-	48	3	118		-
Net investment income (loss)	-	12	3	78		-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	358	75	400		-
Capital gains distributions	-	-	-	-		-
Total realized gain (loss) on investments
and capital gains distributions	-	358	75	400		-
Net unrealized appreciation
(depreciation) of investments	(2)	(231)	(64)	(256)		-
Net realized and unrealized gain (loss)
on investments	(2)	127	11	144		-
Net increase (decrease) in net assets
resulting from operations	$ (2)	$ 139	$ 14	$ 222	$ -

The accompanying notes are an integral part of these financial statements.

		110

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Mid Cap	ING Russell™	ING Russell™
	Value Index	Value Index	Growth Index	Mid Cap Index	Small Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class I	Class S	Class S	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 2	$ 40	$ 22	$ 89	$ 54
Total investment income	2	40	22	89	54
Expenses:
Mortality, expense risk and
other charges	2	27	50	73	61
Total expenses	2	27	50	73	61
Net investment income (loss)	-	13	(28)	16	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	65	415	655	592
Capital gains distributions	-	-	-	56	-
Total realized gain (loss) on investments
and capital gains distributions	3	65	415	711	592
Net unrealized appreciation
(depreciation) of investments	(5)	(85)	(583)	(964)	(917)
Net realized and unrealized gain (loss)
on investments	(2)	(20)	(168)	(253)	(325)
Net increase (decrease) in net assets
resulting from operations	$ (2)	$ (7)	$ (196)	$ (237)	$ (332)

The accompanying notes are an integral part of these financial statements.

		111

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				ING	ING
	ING Small	ING Small	ING U.S. Bond	International	International
	Company	Company	Index	Value	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 489	$ -	$ 150	$ 1,912	$ 6
Total investment income	489	-	150	1,912	6
Expenses:
Mortality, expense risk and
other charges	1,178	1	62	599	1
Total expenses	1,178	1	62	599	1
Net investment income (loss)	(689)	(1)	88	1,313	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(232)	1	83	(12,879)	(30)
Capital gains distributions	-	-	76	-	-
Total realized gain (loss) on investments
and capital gains distributions	(232)	1	159	(12,879)	(30)
Net unrealized appreciation
(depreciation) of investments	(3,396)	(10)	88	(145)	(13)
Net realized and unrealized gain (loss)
on investments	(3,628)	(9)	247	(13,024)	(43)
Net increase (decrease) in net assets
resulting from operations	$ (4,317)	$ (10)	$ 335	$ (11,711)	$ (38)

The accompanying notes are an integral part of these financial statements.

		112

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING MidCap	ING MidCap	ING SmallCap	ING SmallCap	Invesco Mid
	Opportunities	Opportunities	Opportunities	Opportunities	Cap Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Equity Fund -
	Class I	Class S	Class I	Class S	Class A
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	279	13	179	-	46
Total expenses	279	13	179	-	46
Net investment income (loss)	(279)	(13)	(179)	-	(46)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	483	199	36	39	182
Capital gains distributions	-	-	-	-	160
Total realized gain (loss) on investments
and capital gains distributions	483	199	36	39	342
Net unrealized appreciation
(depreciation) of investments	(1,052)	(200)	104	(35)	(685)
Net realized and unrealized gain (loss)
on investments	(569)	(1)	140	4	(343)
Net increase (decrease) in net assets
resulting from operations	$ (848)	$ (14)	$ (39)	$ 4	$ (389)

The accompanying notes are an integral part of these financial statements.

		113

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				Invesco Global	Invesco U.S.	Invesco Van
	Invesco Small	Invesco		Health Care	Small Cap	Kampen Small
	Cap Growth	Endeavor		Fund - Investor	Value Fund -	Cap Value
	Fund - Class A	Fund - Class A		Class	Class Y	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ -	$ -		$ 1	$ -	$ -
Total investment income	-		-	1	-	-
Expenses:
Mortality, expense risk and
other charges	-		-	2	-	1
Total expenses	-		-	2	-	1
Net investment income (loss)	-		-	(1)	-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)		-	19	898	11
Capital gains distributions	1		-	3	688	6
Total realized gain (loss) on investments
and capital gains distributions	(1)		-	22	1,586	17
Net unrealized appreciation
(depreciation) of investments	(1)		-	(20)	(1,042)	(25)
Net realized and unrealized gain (loss)
on investments	(2)		-	2	544	(8)
Net increase (decrease) in net assets
resulting from operations	$ (2)	$ -		$ 1	$ 544	$ (9)

The accompanying notes are an integral part of these financial statements.

		114

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

					Janus Aspen
		Invesco V.I.		Janus Aspen	Series
	Invesco Van	Capital	Invesco V.I.	Series Balanced	Enterprise
	Kampen Small	Appreciation	Core Equity	Portfolio -	Portfolio -
	Cap Value	Fund - Series I	Fund - Series I	Institutional	Institutional
	Fund - Class Y	Shares	Shares	Shares	Shares
Net investment income (loss)
Income:
Dividends	$ -	$ 32	$ 356	$ 5	$ -
Total investment income	-	32	356	5	-
Expenses:
Mortality, expense risk and
other charges	-	218	377	2	4
Total expenses	-	218	377	2	4
Net investment income (loss)	-	(186)	(21)	3	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(244)	(352)	961	(8)	8
Capital gains distributions	592	-	-	10	-
Total realized gain (loss) on investments
and capital gains distributions	348	(352)	961	2	8
Net unrealized appreciation
(depreciation) of investments	(1,714)	(1,345)	(1,201)	(5)	(11)
Net realized and unrealized gain (loss)
on investments	(1,366)	(1,697)	(240)	(3)	(3)
Net increase (decrease) in net assets
resulting from operations	$ (1,366)	$ (1,883)	$ (261)	$ -	$ (7)

The accompanying notes are an integral part of these financial statements.

		115

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			Janus Aspen
	Janus Aspen	Janus Aspen	Series	Lazard
	Series Flexible	Series Janus	Worldwide	Emerging	Lazard U.S.
	Bond Portfolio -	Portfolio -	Portfolio -	Markets Equity	Mid Cap Equity
	Institutional	Institutional	Institutional	Portfolio - Open	Portfolio - Open
	Shares	Shares	Shares	Shares	Shares
Net investment income (loss)
Income:
Dividends	$ 5	$ -	$ 1	$ -	$ 1
Total investment income	5	-	1	-	1
Expenses:
Mortality, expense risk and
other charges	1	1	2	-	25
Total expenses	1	1	2	-	25
Net investment income (loss)	4	(1)	(1)	-	(24)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(1)	(5)	-	222
Capital gains distributions	1	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	(1)	(5)	-	222
Net unrealized appreciation
(depreciation) of investments	(3)	(3)	(14)	-	(467)
Net realized and unrealized gain (loss)
on investments	(1)	(4)	(19)	-	(245)
Net increase (decrease) in net assets
resulting from operations	$ 3	$ (5)	$ (20)	$ -	$ (269)

The accompanying notes are an integral part of these financial statements.

		116

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		Loomis Sayles	Lord Abbett	Lord Abbett	Lord Abbett
		Small Cap	Developing	Core Fixed	Mid-Cap Value
	LKCM Aquinas	Value Fund -	Growth Fund,	Income Fund -	Fund, Inc. -
	Growth Fund	Retail Class	Inc. - Class A	Class A	Class A
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 1	$ 2
Total investment income	-	-	-	1	2
Expenses:
Mortality, expense risk and
other charges	3	62	-	2	13
Total expenses	3	62	-	2	13
Net investment income (loss)	(3)	(62)	-	(1)	(11)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	282	-	-	(95)
Capital gains distributions	-	-	4	1	-
Total realized gain (loss) on investments
and capital gains distributions	6	282	4	1	(95)
Net unrealized appreciation
(depreciation) of investments	-	(505)	(7)	-	42
Net realized and unrealized gain (loss)
on investments	6	(223)	(3)	1	(53)
Net increase (decrease) in net assets
resulting from operations	$ 3	$ (285)	$ (3)	$ -	$ (64)

The accompanying notes are an integral part of these financial statements.

		117

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			Lord Abbett
	Lord Abbett	Lord Abbett	Series Fund -	Massachusetts	Neuberger
	Small-Cap	Fundamental	Mid-Cap Value	Investors	Berman Genesis
	Value Fund -	Equity Fund -	Portfolio -	Growth Stock	Fund® - Trust
	Class A	Class A	Class VC	Fund - Class A	Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 202	$ 2	$ 1
Total investment income	-	-	202	2	1
Expenses:
Mortality, expense risk and
other charges	14	-	895	3	-
Total expenses	14	-	895	3	-
Net investment income (loss)	(14)	-	(693)	(1)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(19)	-	(2,224)	-	-
Capital gains distributions	-	1	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	(19)	1	(2,224)	-	1
Net unrealized appreciation
(depreciation) of investments	(57)	(4)	(1,714)	1	(2)
Net realized and unrealized gain (loss)
on investments	(76)	(3)	(3,938)	1	(1)
Net increase (decrease) in net assets
resulting from operations	$ (90)	$ (3)	$ (4,631)	$ -	$ -

The accompanying notes are an integral part of these financial statements.

		118

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	Neuberger
	Berman Socially			Oppenheimer	Oppenheimer
	Responsive	New Perspective New Perspective		Capital	Developing
	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -	Appreciation	Markets Fund -
	Class	Class R-3	Class R-4	Fund - Class A	Class A
Net investment income (loss)
Income:
Dividends	$ 64	$ 26	$ 728	$ 1	$ 4,872
Total investment income	64	26	728	1	4,872
Expenses:
Mortality, expense risk and
other charges	100	12	614	4	2,844
Total expenses	100	12	614	4	2,844
Net investment income (loss)	(36)	14	114	(3)	2,028

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(63)	(102)	(887)	29	(5,198)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(63)	(102)	(887)	29	(5,198)
Net unrealized appreciation
(depreciation) of investments	(508)	(228)	(5,523)	(37)	(57,897)
Net realized and unrealized gain (loss)
on investments	(571)	(330)	(6,410)	(8)	(63,095)
Net increase (decrease) in net assets
resulting from operations	$ (607)	$ (316)	$ (6,296)	$ (11)	$ (61,067)

The accompanying notes are an integral part of these financial statements.

		119

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	Oppenheimer	Oppenheimer		Oppenheimer
	Gold & Special	International	Oppenheimer Global Strategic Oppenheimer
	Minerals Fund -	Bond Fund -	Global	Income	Main Street
	Class A	Class A	Securities/VA	Fund/VA	Fund®/VA
Net investment income (loss)
Income:
Dividends	$ -	$ 6	$ 3	$ 4	$ 1
Total investment income	-	6	3	4	1
Expenses:
Mortality, expense risk and
other charges	-	1	3	1	1
Total expenses	-	1	3	1	1
Net investment income (loss)	-	5	-	3	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	-	(8)	1	(1)
Capital gains distributions	-	-	-	1	-
Total realized gain (loss) on investments
and capital gains distributions	(5)	-	(8)	2	(1)
Net unrealized appreciation
(depreciation) of investments	(2)	(7)	(13)	(5)	-
Net realized and unrealized gain (loss)
on investments	(7)	(7)	(21)	(3)	(1)
Net increase (decrease) in net assets
resulting from operations	$ (7)	$ (2)	$ (21)	$ -	$ (1)

The accompanying notes are an integral part of these financial statements.

		120

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

					PIMCO Real
	Oppenheimer	Oppenheimer	Parnassus	Pax World	Return
	Main Street	Small- & Mid-	Equity Income	Balanced Fund -	Portfolio -
	Small- & Mid-	Cap Growth	Fund - Investor	Individual	Administrative
	Cap Fund®/VA	Fund/VA	Shares	Investor Class	Class
Net investment income (loss)
Income:
Dividends	$ 62	$ -	$ -	$ 649	$ 9,254
Total investment income	62	-	-	649	9,254
Expenses:
Mortality, expense risk and
other charges	96	-	-	502	1,507
Total expenses	96	-	-	502	1,507
Net investment income (loss)	(34)	-	-	147	7,747

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(165)	-	-	(565)	1,148
Capital gains distributions	-	-	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	(165)	-	1	(565)	1,148
Net unrealized appreciation
(depreciation) of investments	(85)	1	4	(942)	8,188
Net realized and unrealized gain (loss)
on investments	(250)	1	5	(1,507)	9,336
Net increase (decrease) in net assets
resulting from operations	$ (284)	$ 1	$ 5	$ (1,360)	$ 17,083

The accompanying notes are an integral part of these financial statements.

		121

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			Pioneer
		Pioneer	Emerging	Pioneer High	Pioneer Mid
	Pioneer High	Strategic	Markets VCT	Yield VCT	Cap Value VCT
	Yield Fund -	Income Fund -	Portfolio -	Portfolio -	Portfolio -
	Class A	Class A	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 247	$ 6	$ 66	$ 1,284	$ -
Total investment income	247	6	66	1,284	-
Expenses:
Mortality, expense risk and
other charges	26	3	209	239	-
Total expenses	26	3	209	239	-
Net investment income (loss)	221	3	(143)	1,045	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(102)	-	(1,131)	(258)	-
Capital gains distributions	-	2	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(102)	2	(1,131)	(258)	-
Net unrealized appreciation
(depreciation) of investments	(203)	(6)	(4,864)	(1,515)	-
Net realized and unrealized gain (loss)
on investments	(305)	(4)	(5,995)	(1,773)	-
Net increase (decrease) in net assets
resulting from operations	$ (84)	$ (1)	$ (6,138)	$ (728)	$ -

The accompanying notes are an integral part of these financial statements.

		122

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	Columbia	Columbia
	Diversified	Diversified
	Equity Income	Equity Income	Royce Total	SMALLCAP	T. Rowe Price
	Fund -	Fund -	Return Fund -	World Fund® -	Mid-Cap Value
	Class R-3	Class R-4	Class K	Class R-4	Fund - R Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 97	$ -	$ 26	$ 3
Total investment income	1	97	-	26	3
Expenses:
Mortality, expense risk and
other charges	-	52	-	71	5
Total expenses	-	52	-	71	5
Net investment income (loss)	1	45	-	(45)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	421	-	362	-
Capital gains distributions	-	-	-	-	25
Total realized gain (loss) on investments
and capital gains distributions	13	421	-	362	25
Net unrealized appreciation
(depreciation) of investments	(17)	(904)	-	(1,543)	(65)
Net realized and unrealized gain (loss)
on investments	(4)	(483)	-	(1,181)	(40)
Net increase (decrease) in net assets
resulting from operations	$ (3)	$ (438)	$ -	$ (1,226)	$ (42)

The accompanying notes are an integral part of these financial statements.

		123

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				Thornburg	USAA Precious
	T. Rowe Price	Templeton	Templeton	International	Metals and
	Value Fund -	Foreign Fund -	Global Bond	Value Fund -	Minerals Fund -
	Advisor Class	Class A	Fund - Class A	Class R4	Adviser Shares
Net investment income (loss)
Income:
Dividends	$ 2	$ 30	$ 12,865	$ 1	$ 10
Total investment income	2	30	12,865	1	10
Expenses:
Mortality, expense risk and
other charges	2	9	1,958	-	28
Total expenses	2	9	1,958	-	28
Net investment income (loss)	-	21	10,907	1	(18)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	8	3,188	-	(92)
Capital gains distributions	-	-	1,300	-	563
Total realized gain (loss) on investments
and capital gains distributions	(7)	8	4,488	-	471
Net unrealized appreciation
(depreciation) of investments	-	(196)	(22,866)	(9)	(1,523)
Net realized and unrealized gain (loss)
on investments	(7)	(188)	(18,378)	(9)	(1,052)
Net increase (decrease) in net assets
resulting from operations	$ (7)	$ (167)	$ (7,471)	$ (8)	$ (1,070)

The accompanying notes are an integral part of these financial statements.

		124

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				Victory Small
			Small Company	Company
	Diversified	Equity Income	Growth	Opportunity	Wanger
	Value Portfolio	Portfolio	Portfolio	Fund - Class R	International
Net investment income (loss)
Income:
Dividends	$ 2	$ 8	$ -	$ -	$ 1,278
Total investment income	2	8	-	-	1,278
Expenses:
Mortality, expense risk and
other charges	1	4	1	-	219
Total expenses	1	4	1	-	219
Net investment income (loss)	1	4	(1)	-	1,059

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(10)	(1)	-	(223)
Capital gains distributions	-	-	-	-	648
Total realized gain (loss) on investments
and capital gains distributions	(1)	(10)	(1)	-	425
Net unrealized appreciation
(depreciation) of investments	3	34	2	-	(5,864)
Net realized and unrealized gain (loss)
on investments	2	24	1	-	(5,439)
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 28	$ -	$ -	$ (4,380)

The accompanying notes are an integral part of these financial statements.

		125

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			Washington	Washington	Wells Fargo
			Mutual	Mutual	Advantage
			Investors	Investors	Small Cap
			FundSM, Inc. -	FundSM, Inc. -	Value Fund -
	Wanger Select	Wanger USA	Class R-3	Class R-4	Class A
Net investment income (loss)
Income:
Dividends	$ 2,050	$ -	$ 88	$ 1,886	$ -
Total investment income	2,050	-	88	1,886	-
Expenses:
Mortality, expense risk and
other charges	766	341	27	831	1
Total expenses	766	341	27	831	1
Net investment income (loss)	1,284	(341)	61	1,055	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	115	(475)	(247)	(556)	(3)
Capital gains distributions	-	3,517	9	184	1
Total realized gain (loss) on investments
and capital gains distributions	115	3,042	(238)	(372)	(2)
Net unrealized appreciation
(depreciation) of investments	(19,640)	(4,528)	439	4,272	(9)
Net realized and unrealized gain (loss)
on investments	(19,525)	(1,486)	201	3,900	(11)
Net increase (decrease) in net assets
resulting from operations	$ (18,241)	$ (1,827)	$ 262	$ 4,955	$ (12)

The accompanying notes are an integral part of these financial statements.

		126

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

Wells Fargo
Advantage
Special Small
Cap Values
Fund - Class A
Net investment income (loss)
Income:
Dividends	$ -
Total investment income	-
Expenses:
Mortality, expense risk and
other charges	932
Total expenses	932
Net investment income (loss)	(932)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,970)
Capital gains distributions	-
Total realized gain (loss) on investments
and capital gains distributions	(2,970)
Net unrealized appreciation
(depreciation) of investments	958
Net realized and unrealized gain (loss)
on investments	(2,012)
Net increase (decrease) in net assets
resulting from operations	$ (2,944)

The accompanying notes are an integral part of these financial statements.
127

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		AllianceBernstein	AllianceBernstein
		Growth and	Growth and
	Alger Green	Income Fund, Inc. -	Income Portfolio -
	Fund - Class A	Class A	Class A
Net assets at January 1, 2010	$ 1,064	$ 196	$ 434

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(14)	(1)	(5)
Total realized gain (loss) on investments and
capital gains distributions	57	(29)	(67)
Net unrealized appreciation (depreciation)
of investments	72	51	121
Net increase (decrease) in net assets from operations	115	21	49
Changes from contract transactions:
Total unit transactions	435	(26)	(26)
Net increase (decrease) in assets derived from
principal transactions	435	(26)	(26)
Total increase (decrease) in net assets	550	(5)	23
Net assets at December 31, 2010	1,614	191	457

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(17)	-	-
Total realized gain (loss) on investments and
capital gains distributions	35	2	(38)
Net unrealized appreciation (depreciation)
of investments	(130)	7	61
Net increase (decrease) in net assets from operations	(112)	9	23
Changes from contract transactions:
Total unit transactions	120	(28)	(7)
Net increase (decrease) in assets derived from
principal transactions	120	(28)	(7)
Total increase (decrease) in net assets	8	(19)	16
Net assets at December 31, 2011	$ 1,622	$ 172	$ 473

The accompanying notes are an integral part of these financial statements.

	128

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		Allianz NFJ
		Large-Cap	Allianz NFJ
	Allianz NFJ	Value Fund -	Small-Cap
	Dividend Value	Institutional	Value Fund -	Amana Growth
	Fund - Class A	Class	Class A	Fund
Net assets at January 1, 2010	$ 134	$ 1,179	$ 563	$ 5,651

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	40	-	(97)
Total realized gain (loss) on investments and
capital gains distributions	3	128	(55)	95
Net unrealized appreciation (depreciation)
of investments	22	34	138	1,911
Net increase (decrease) in net assets from operations	29	202	83	1,909
Changes from contract transactions:
Total unit transactions	95	498	(248)	10,440
Net increase (decrease) in assets derived from
principal transactions	95	498	(248)	10,440
Total increase (decrease) in net assets	124	700	(165)	12,349
Net assets at December 31, 2010	258	1,879	398	18,000

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	72	2	(213)
Total realized gain (loss) on investments and
capital gains distributions	22	124	55	548
Net unrealized appreciation (depreciation)
of investments	(19)	(172)	(53)	(1,216)
Net increase (decrease) in net assets from operations	6	24	4	(881)
Changes from contract transactions:
Total unit transactions	(85)	1,160	(7)	10,703
Net increase (decrease) in assets derived from
principal transactions	(85)	1,160	(7)	10,703
Total increase (decrease) in net assets	(79)	1,184	(3)	9,822
Net assets at December 31, 2011	$ 179	$ 3,063	$ 395	$ 27,822

The accompanying notes are an integral part of these financial statements.

129

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			American
			Century
		American	Inflation-	American
		Balanced	Adjusted Bond	Century Income
	Amana Income	Fund® -	Fund - Investor	& Growth
	Fund	Class R-3	Class	Fund - A Class
Net assets at January 1, 2010	$ 10,356	$ 5,796	$ 9,060	$ 4,656

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	120	65	196	9
Total realized gain (loss) on investments and
capital gains distributions	138	(91)	331	(308)
Net unrealized appreciation (depreciation)
of investments	2,578	695	30	862
Net increase (decrease) in net assets from operations	2,836	669	557	563
Changes from contract transactions:
Total unit transactions	16,215	(287)	8,350	(119)
Net increase (decrease) in assets derived from
principal transactions	16,215	(287)	8,350	(119)
Total increase (decrease) in net assets	19,051	382	8,907	444
Net assets at December 31, 2010	29,407	6,178	17,967	5,100

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	242	72	964	18
Total realized gain (loss) on investments and
capital gains distributions	832	(86)	672	(145)
Net unrealized appreciation (depreciation)
of investments	(707)	181	1,008	208
Net increase (decrease) in net assets from operations	367	167	2,644	81
Changes from contract transactions:
Total unit transactions	10,643	(619)	22,977	150
Net increase (decrease) in assets derived from
principal transactions	10,643	(619)	22,977	150
Total increase (decrease) in net assets	11,010	(452)	25,621	231
Net assets at December 31, 2011	$ 40,417	$ 5,726	$ 43,588	$ 5,331

The accompanying notes are an integral part of these financial statements.

	130

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

American
	Funds			Artisan
	American	Ariel		International
	Mutual Fund® -	Appreciation		Fund - Investor
	Class R-4	Fund	Ariel Fund	Shares
Net assets at January 1, 2010	$ -	$ 622	$ 1,271	$ 1,829

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(7)	(18)	(2)
Total realized gain (loss) on investments and
capital gains distributions	-	(32)	42	157
Net unrealized appreciation (depreciation)
of investments	-	165	393	(37)
Net increase (decrease) in net assets from operations	-	126	417	118
Changes from contract transactions:
Total unit transactions	-	85	830	563
Net increase (decrease) in assets derived from
principal transactions	-	85	830	563
Total increase (decrease) in net assets	-	211	1,247	681
Net assets at December 31, 2010	-	833	2,518	2,510

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(5)	(28)	10
Total realized gain (loss) on investments and
capital gains distributions	-	23	400	60
Net unrealized appreciation (depreciation)
of investments	-	(98)	(890)	(302)
Net increase (decrease) in net assets from operations	-	(80)	(518)	(232)
Changes from contract transactions:
Total unit transactions	6	(74)	1,064	396
Net increase (decrease) in assets derived from
principal transactions	6	(74)	1,064	396
Total increase (decrease) in net assets	6	(154)	546	164
Net assets at December 31, 2011	$ 6	$ 679	$ 3,064	$ 2,674

The accompanying notes are an integral part of these financial statements.

131

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			BlackRock Mid
		BlackRock	Cap Value
	Aston/Fairpointe	Equity Dividend	Opportunities	The Bond Fund
	Mid Cap Fund -	Fund - Investor	Fund - Investor	of AmericaSM,
	Class N	A Shares	A Shares	Inc. - Class R-4
Net assets at January 1, 2010	$ -	$ -	$ 263	$ 5,982

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	2	(24)	210
Total realized gain (loss) on investments and
capital gains distributions	13	-	68	290
Net unrealized appreciation (depreciation)
of investments	271	18	496	(77)
Net increase (decrease) in net assets from operations	285	20	540	423
Changes from contract transactions:
Total unit transactions	2,640	163	3,713	1,805
Net increase (decrease) in assets derived from
principal transactions	2,640	163	3,713	1,805
Total increase (decrease) in net assets	2,925	183	4,253	2,228
Net assets at December 31, 2010	2,925	183	4,516	8,210

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(39)	4	(39)	202
Total realized gain (loss) on investments and
capital gains distributions	130	2	205	219
Net unrealized appreciation (depreciation)
of investments	(563)	7	(300)	20
Net increase (decrease) in net assets from operations	(472)	13	(134)	441
Changes from contract transactions:
Total unit transactions	3,103	291	3,098	568
Net increase (decrease) in assets derived from
principal transactions	3,103	291	3,098	568
Total increase (decrease) in net assets	2,631	304	2,964	1,009
Net assets at December 31, 2011	$ 5,556	$ 487	$ 7,480	$ 9,219

The accompanying notes are an integral part of these financial statements.

	132

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		Capital World
	Calvert VP SRI	Growth &		ColumbiaSM
	Balanced	Income FundSM,	Cohen & Steers	Acorn Fund® -
	Portfolio	Inc. - Class R-3	Realty Shares	Class A
Net assets at January 1, 2010	$ 42,394	$ 14	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	174	4	-	-
Total realized gain (loss) on investments and
capital gains distributions	149	1	-	-
Net unrealized appreciation (depreciation)
of investments	4,179	30	-	1
Net increase (decrease) in net assets from operations	4,502	35	-	1
Changes from contract transactions:
Total unit transactions	(1,673)	314	-	8
Net increase (decrease) in assets derived from
principal transactions	(1,673)	314	-	8
Total increase (decrease) in net assets	2,829	349	-	9
Net assets at December 31, 2010	45,223	363	-	9

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	124	5	5	-
Total realized gain (loss) on investments and
capital gains distributions	309	4	(29)	3
Net unrealized appreciation (depreciation)
of investments	1,150	(49)	29	(7)
Net increase (decrease) in net assets from operations	1,583	(40)	5	(4)
Changes from contract transactions:
Total unit transactions	(2,765)	92	672	64
Net increase (decrease) in assets derived from
principal transactions	(2,765)	92	672	64
Total increase (decrease) in net assets	(1,182)	52	677	60
Net assets at December 31, 2011	$ 44,041	$ 415	$ 677	$ 69

The accompanying notes are an integral part of these financial statements.

133

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ColumbiaSM	Columbia Mid	Columbia Mid	CRM Mid Cap
	Acorn Fund® -	Cap Value	Cap Value	Value Fund -
	Class Z	Fund - Class A	Fund - Class Z	Investor Shares
Net assets at January 1, 2010	$ 2,451	$ 2,961	$ 1,314	$ 70

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8	11	30	-
Total realized gain (loss) on investments and
capital gains distributions	398	187	263	5
Net unrealized appreciation (depreciation)
of investments	715	469	141	25
Net increase (decrease) in net assets from operations	1,121	667	434	30
Changes from contract transactions:
Total unit transactions	3,523	249	991	123
Net increase (decrease) in assets derived from
principal transactions	3,523	249	991	123
Total increase (decrease) in net assets	4,644	916	1,425	153
Net assets at December 31, 2010	7,095	3,877	2,739	223

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	29	(16)	42	(1)
Total realized gain (loss) on investments and
capital gains distributions	920	307	227	5
Net unrealized appreciation (depreciation)
of investments	(1,575)	(513)	(489)	(23)
Net increase (decrease) in net assets from operations	(626)	(222)	(220)	(19)
Changes from contract transactions:
Total unit transactions	4,379	150	2,844	12
Net increase (decrease) in assets derived from
principal transactions	4,379	150	2,844	12
Total increase (decrease) in net assets	3,753	(72)	2,624	(7)
Net assets at December 31, 2011	$ 10,848	$ 3,805	$ 5,363	$ 216

The accompanying notes are an integral part of these financial statements.

134

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				Eaton Vance
	Dodge & Cox		DWS Equity	Large-Cap
	International	Dodge & Cox	500 Index	Value Fund -
	Stock Fund	Stock Fund	Fund - Class S	Class R
Net assets at January 1, 2010	$ -	$ -	$ 247	$ 13

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	2	-
Total realized gain (loss) on investments and
capital gains distributions	-	-	(1)	2
Net unrealized appreciation (depreciation)
of investments	-	-	39	3
Net increase (decrease) in net assets from operations	-	-	40	5
Changes from contract transactions:
Total unit transactions	4	-	64	20
Net increase (decrease) in assets derived from
principal transactions	4	-	64	20
Total increase (decrease) in net assets	4	-	104	25
Net assets at December 31, 2010	4	-	351	38

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	-	3	1
Total realized gain (loss) on investments and
capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	(8)	(2)	(1)	(3)
Net increase (decrease) in net assets from operations	(6)	(2)	2	(2)
Changes from contract transactions:
Total unit transactions	138	26	47	10
Net increase (decrease) in assets derived from
principal transactions	138	26	47	10
Total increase (decrease) in net assets	132	24	49	8
Net assets at December 31, 2011	$ 136	$ 24	$ 400	$ 46

The accompanying notes are an integral part of these financial statements.

135

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			Fidelity®
	EuroPacific	EuroPacific	Advisor New	Fidelity® VIP
	Growth	Growth	Insights Fund - Equity-Income
	Fund® -	Fund® -	Institutional	Portfolio -
	Class R-3	Class R-4	Class	Initial Class
Net assets at January 1, 2010	$ 11,577	$ 247,037	$ -	$ 263,715

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	82	1,669	-	2,238
Total realized gain (loss) on investments and
capital gains distributions	(322)	(278)	-	(1,687)
Net unrealized appreciation (depreciation)
of investments	1,281	20,141	4	34,314
Net increase (decrease) in net assets from operations	1,041	21,532	4	34,865
Changes from contract transactions:
Total unit transactions	336	11,266	34	(18,262)
Net increase (decrease) in assets derived from
principal transactions	336	11,266	34	(18,262)
Total increase (decrease) in net assets	1,377	32,798	38	16,603
Net assets at December 31, 2010	12,954	279,835	38	280,318

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	76	1,603	(2)	4,040
Total realized gain (loss) on investments and
capital gains distributions	(629)	(1,333)	3	(1,850)
Net unrealized appreciation (depreciation)
of investments	(1,115)	(40,362)	(10)	(1,848)
Net increase (decrease) in net assets from operations	(1,668)	(40,092)	(9)	342
Changes from contract transactions:
Total unit transactions	(1,550)	(4,401)	230	(24,381)
Net increase (decrease) in assets derived from
principal transactions	(1,550)	(4,401)	230	(24,381)
Total increase (decrease) in net assets	(3,218)	(44,493)	221	(24,039)
Net assets at December 31, 2011	$ 9,736	$ 235,342	$ 259	$ 256,279

The accompanying notes are an integral part of these financial statements.

136

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth	High Income	Overseas	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2010	$ 190,848	$ 9,003	$ 35,651	$ 970,509

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,227)	642	149	3,043
Total realized gain (loss) on investments and
capital gains distributions	(5,232)	(438)	(1,996)	739
Net unrealized appreciation (depreciation)
of investments	48,430	964	5,618	143,841
Net increase (decrease) in net assets from operations	41,971	1,168	3,771	147,623
Changes from contract transactions:
Total unit transactions	(7,093)	(214)	(3,082)	(59,313)
Net increase (decrease) in assets derived from
principal transactions	(7,093)	(214)	(3,082)	(59,313)
Total increase (decrease) in net assets	34,878	954	689	88,310
Net assets at December 31, 2010	225,726	9,957	36,340	1,058,819

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,406)	570	141	1,088
Total realized gain (loss) on investments and
capital gains distributions	(810)	661	(1,817)	18,147
Net unrealized appreciation (depreciation)
of investments	590	(938)	(4,674)	(53,776)
Net increase (decrease) in net assets from operations	(1,626)	293	(6,350)	(34,541)
Changes from contract transactions:
Total unit transactions	(9,588)	(521)	(2,005)	(35,947)
Net increase (decrease) in assets derived from
principal transactions	(9,588)	(521)	(2,005)	(35,947)
Total increase (decrease) in net assets	(11,214)	(228)	(8,355)	(70,488)
Net assets at December 31, 2011	$ 214,512	$ 9,729	$ 27,985	$ 988,331

The accompanying notes are an integral part of these financial statements.

137

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Asset
	Index 500	Mid Cap	ManagerSM	Mutual Global
	Portfolio -	Portfolio -	Portfolio -	Discovery
	Initial Class	Initial Class	Initial Class	Fund - Class R
Net assets at January 1, 2010	$ 95,244	$ 13,948	$ 20,099	$ 3,353

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	952	67	150	35
Total realized gain (loss) on investments and
capital gains distributions	1,354	(108)	219	(28)
Net unrealized appreciation (depreciation)
of investments	10,629	4,383	2,184	350
Net increase (decrease) in net assets from operations	12,935	4,342	2,553	357
Changes from contract transactions:
Total unit transactions	(1,930)	2,241	(644)	178
Net increase (decrease) in assets derived from
principal transactions	(1,930)	2,241	(644)	178
Total increase (decrease) in net assets	11,005	6,583	1,909	535
Net assets at December 31, 2010	106,249	20,531	22,008	3,888

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,014	51	215	21
Total realized gain (loss) on investments and
capital gains distributions	2,918	(131)	160	(115)
Net unrealized appreciation (depreciation)
of investments	(2,840)	(2,083)	(1,133)	(56)
Net increase (decrease) in net assets from operations	1,092	(2,163)	(758)	(150)
Changes from contract transactions:
Total unit transactions	(3,999)	(258)	(406)	(938)
Net increase (decrease) in assets derived from
principal transactions	(3,999)	(258)	(406)	(938)
Total increase (decrease) in net assets	(2,907)	(2,421)	(1,164)	(1,088)
Net assets at December 31, 2011	$ 103,342	$ 18,110	$ 20,844	$ 2,800

The accompanying notes are an integral part of these financial statements.

138

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	Franklin Small-	Franklin Small
	Mid Cap	Cap Value	Fundamental	Fundamental
	Growth Fund -	Securities	InvestorsSM,	InvestorsSM,
	Class A	Fund - Class 2	Inc. - Class R-3	Inc. - Class R-4
Net assets at January 1, 2010	$ 563	$ 86,667	$ 505	$ 21,781

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	(105)	3	137
Total realized gain (loss) on investments and
capital gains distributions	(52)	(1,773)	33	(164)
Net unrealized appreciation (depreciation)
of investments	199	25,893	48	3,646
Net increase (decrease) in net assets from operations	142	24,015	84	3,619
Changes from contract transactions:
Total unit transactions	(24)	9,250	204	6,528
Net increase (decrease) in assets derived from
principal transactions	(24)	9,250	204	6,528
Total increase (decrease) in net assets	118	33,265	288	10,147
Net assets at December 31, 2010	681	119,932	793	31,928

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(6)	(186)	8	245
Total realized gain (loss) on investments and
capital gains distributions	37	(1,827)	19	698
Net unrealized appreciation (depreciation)
of investments	(68)	(3,581)	(53)	(1,960)
Net increase (decrease) in net assets from operations	(37)	(5,594)	(26)	(1,017)
Changes from contract transactions:
Total unit transactions	29	(5,190)	326	1,440
Net increase (decrease) in assets derived from
principal transactions	29	(5,190)	326	1,440
Total increase (decrease) in net assets	(8)	(10,784)	300	423
Net assets at December 31, 2011	$ 673	$ 109,148	$ 1,093	$ 32,351

The accompanying notes are an integral part of these financial statements.

139

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	The Growth	The Growth	The Hartford	The Hartford
	Fund of	Fund of	Capital	Dividend And
	America® -	America® -	Appreciation	Growth Fund -
	Class R-3	Class R-4	Fund - Class R4	Class R4
Net assets at January 1, 2010	$ 15,280	$ 277,112	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	17	-	-
Total realized gain (loss) on investments and
capital gains distributions	(328)	424	10	3
Net unrealized appreciation (depreciation)
of investments	2,093	31,468	7	3
Net increase (decrease) in net assets from operations	1,760	31,909	17	6
Changes from contract transactions:
Total unit transactions	540	4,612	173	40
Net increase (decrease) in assets derived from
principal transactions	540	4,612	173	40
Total increase (decrease) in net assets	2,300	36,521	190	46
Net assets at December 31, 2010	17,580	313,633	190	46

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(47)	(819)	2	-
Total realized gain (loss) on investments and
capital gains distributions	(448)	3,976	(11)	4
Net unrealized appreciation (depreciation)
of investments	(440)	(20,172)	(37)	(1)
Net increase (decrease) in net assets from operations	(935)	(17,015)	(46)	3
Changes from contract transactions:
Total unit transactions	(2,280)	(24,918)	29	(21)
Net increase (decrease) in assets derived from
principal transactions	(2,280)	(24,918)	29	(21)
Total increase (decrease) in net assets	(3,215)	(41,933)	(17)	(18)
Net assets at December 31, 2011	$ 14,365	$ 271,700	$ 173	$ 28

The accompanying notes are an integral part of these financial statements.

140

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

The Income
	Fund of	ING Balanced		ING Value
	America® -	Portfolio -	ING Real Estate	Choice Fund -
	Class R-3	Class I	Fund - Class A	Class A
Net assets at January 1, 2010	$ 1,778	$ 341,845	$ 1,611	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	58	5,923	31	-
Total realized gain (loss) on investments and
capital gains distributions	(137)	(10,415)	(213)	-
Net unrealized appreciation (depreciation)
of investments	269	45,719	595	-
Net increase (decrease) in net assets from operations	190	41,227	413	-
Changes from contract transactions:
Total unit transactions	(26)	(35,487)	(53)	-
Net increase (decrease) in assets derived from
principal transactions	(26)	(35,487)	(53)	-
Total increase (decrease) in net assets	164	5,740	360	-
Net assets at December 31, 2010	1,942	347,585	1,971	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	60	5,494	29	-
Total realized gain (loss) on investments and
capital gains distributions	(28)	(5,218)	(24)	-
Net unrealized appreciation (depreciation)
of investments	58	(7,468)	188	-
Net increase (decrease) in net assets from operations	90	(7,192)	193	-
Changes from contract transactions:
Total unit transactions	89	(41,132)	(66)	3
Net increase (decrease) in assets derived from
principal transactions	89	(41,132)	(66)	3
Total increase (decrease) in net assets	179	(48,324)	127	3
Net assets at December 31, 2011	$ 2,121	$ 299,261	$ 2,098	$ 3

The accompanying notes are an integral part of these financial statements.

141

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING	ING	ING
	ING GNMA	Intermediate	Intermediate	Intermediate
	Income Fund -	Bond Fund -	Bond Portfolio -	Bond Portfolio -
	Class A	Class A	Class I	Class S
Net assets at January 1, 2010	$ 4,826	$ 3,799	$ 378,989	$ 349

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	145	178	15,515	23
Total realized gain (loss) on investments and
capital gains distributions	123	(67)	(7,111)	(3)
Net unrealized appreciation (depreciation)
of investments	(40)	224	25,001	16
Net increase (decrease) in net assets from operations	228	335	33,405	36
Changes from contract transactions:
Total unit transactions	(304)	(81)	(28,696)	126
Net increase (decrease) in assets derived from
principal transactions	(304)	(81)	(28,696)	126
Total increase (decrease) in net assets	(76)	254	4,709	162
Net assets at December 31, 2010	4,750	4,053	383,698	511

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	151	136	13,746	37
Total realized gain (loss) on investments and
capital gains distributions	51	(75)	(5,443)	(1)
Net unrealized appreciation (depreciation)
of investments	93	183	15,698	4
Net increase (decrease) in net assets from operations	295	244	24,001	40
Changes from contract transactions:
Total unit transactions	(208)	(941)	(20,766)	371
Net increase (decrease) in assets derived from
principal transactions	(208)	(941)	(20,766)	371
Total increase (decrease) in net assets	87	(697)	3,235	411
Net assets at December 31, 2011	$ 4,837	$ 3,356	$ 386,933	$ 922

The accompanying notes are an integral part of these financial statements.

	142

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING BlackRock
		ING BlackRock	ING BlackRock	Large Cap
	ING Artio	Health Sciences	Inflation	Growth
	Foreign	Opportunities Protected Bond		Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Adviser Class	Class
Net assets at January 1, 2010	$ 36,625	$ 9,719	$ -	$ 79,020

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(327)	(82)	-	(429)
Total realized gain (loss) on investments and
capital gains distributions	(4,263)	(395)	-	(3,264)
Net unrealized appreciation (depreciation)
of investments	6,190	1,056	-	13,099
Net increase (decrease) in net assets from operations	1,600	579	-	9,406
Changes from contract transactions:
Total unit transactions	(5,637)	(223)	-	(3,709)
Net increase (decrease) in assets derived from
principal transactions	(5,637)	(223)	-	(3,709)
Total increase (decrease) in net assets	(4,037)	356	-	5,697
Net assets at December 31, 2010	32,588	10,075	-	84,717

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	234	(32)	-	(376)
Total realized gain (loss) on investments and
capital gains distributions	(4,044)	(154)	-	(3,154)
Net unrealized appreciation (depreciation)
of investments	(2,699)	371	-	1,013
Net increase (decrease) in net assets from operations	(6,509)	185	-	(2,517)
Changes from contract transactions:
Total unit transactions	(4,798)	1,034	74	(175)
Net increase (decrease) in assets derived from
principal transactions	(4,798)	1,034	74	(175)
Total increase (decrease) in net assets	(11,307)	1,219	74	(2,692)
Net assets at December 31, 2011	$ 21,281	$ 11,294	$ 74	$ 82,025

The accompanying notes are an integral part of these financial statements.

	143

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING Clarion
	ING BlackRock	ING BlackRock	ING Clarion	Global Real
	Large Cap	Large Cap	Global Real	Estate
	Growth	Growth	Estate	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service 2 Class	Adviser Class	Class
Net assets at January 1, 2010	$ 158	$ 177	$ -	$ 50,442

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	(1)	-	4,305
Total realized gain (loss) on investments and
capital gains distributions	24	(2)	-	(757)
Net unrealized appreciation (depreciation)
of investments	(5)	24	-	4,316
Net increase (decrease) in net assets from operations	18	21	-	7,864
Changes from contract transactions:
Total unit transactions	20	22	-	1,306
Net increase (decrease) in assets derived from
principal transactions	20	22	-	1,306
Total increase (decrease) in net assets	38	43	-	9,170
Net assets at December 31, 2010	196	220	-	59,612

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	1,668
Total realized gain (loss) on investments and
capital gains distributions	15	17	-	(638)
Net unrealized appreciation (depreciation)
of investments	(63)	(22)	-	(4,725)
Net increase (decrease) in net assets from operations	(48)	(5)	-	(3,695)
Changes from contract transactions:
Total unit transactions	403	46	2	(356)
Net increase (decrease) in assets derived from
principal transactions	403	46	2	(356)
Total increase (decrease) in net assets	355	41	2	(4,051)
Net assets at December 31, 2011	$ 551	$ 261	$ 2	$ 55,561

The accompanying notes are an integral part of these financial statements.

144

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Clarion		ING Core
	ING Clarion	Real Estate	ING Clarion	Growth and
	Real Estate	Portfolio -	Real Estate	Income
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Adviser Class	Class	Service Class	Service Class
Net assets at January 1, 2010	$ -	$ 1,315	$ 26,610	$ 13,120

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	43	860	(114)
Total realized gain (loss) on investments and
capital gains distributions	-	196	(4,332)	(872)
Net unrealized appreciation (depreciation)
of investments	-	78	11,063	2,984
Net increase (decrease) in net assets from operations	-	317	7,591	1,998
Changes from contract transactions:
Total unit transactions	-	292	7,058	6,557
Net increase (decrease) in assets derived from
principal transactions	-	292	7,058	6,557
Total increase (decrease) in net assets	-	609	14,649	8,555
Net assets at December 31, 2010	-	1,924	41,259	21,675

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	25	218	171
Total realized gain (loss) on investments and
capital gains distributions	-	8	(2,248)	633
Net unrealized appreciation (depreciation)
of investments	1	(32)	5,563	(2,702)
Net increase (decrease) in net assets from operations	1	1	3,533	(1,898)
Changes from contract transactions:
Total unit transactions	17	232	3,217	(19,777)
Net increase (decrease) in assets derived from
principal transactions	17	232	3,217	(19,777)
Total increase (decrease) in net assets	18	233	6,750	(21,675)
Net assets at December 31, 2011	$ 18	$ 2,157	$ 48,009	$ -

The accompanying notes are an integral part of these financial statements.

145

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING Global
	ING FMRSM	ING FMRSM	ING Global	Resources
	Diversified Mid	Diversified Mid	Resources	Portfolio -
	Cap Portfolio -	Cap Portfolio -	Portfolio -	Institutional
	Service Class	Service 2 Class	Adviser Class	Class
Net assets at January 1, 2010	$ 41,611	$ -	$ -	$ 27

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(354)	-	-	-
Total realized gain (loss) on investments and
capital gains distributions	(231)	-	-	-
Net unrealized appreciation (depreciation)
of investments	13,243	-	-	6
Net increase (decrease) in net assets from operations	12,658	-	-	6
Changes from contract transactions:
Total unit transactions	10,289	-	-	-
Net increase (decrease) in assets derived from
principal transactions	10,289	-	-	-
Total increase (decrease) in net assets	22,947	-	-	6
Net assets at December 31, 2010	64,558	-	-	33

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(427)	-	-	-
Total realized gain (loss) on investments and
capital gains distributions	560	-	-	-
Net unrealized appreciation (depreciation)
of investments	(8,253)	(2)	-	(3)
Net increase (decrease) in net assets from operations	(8,120)	(2)	-	(3)
Changes from contract transactions:
Total unit transactions	7,660	14	2	-
Net increase (decrease) in assets derived from
principal transactions	7,660	14	2	-
Total increase (decrease) in net assets	(460)	12	2	(3)
Net assets at December 31, 2011	$ 64,098	$ 12	$ 2	$ 30

The accompanying notes are an integral part of these financial statements.

146

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Invesco		ING JPMorgan
		Van Kampen	ING JPMorgan	Emerging
	ING Global	Growth and	Emerging	Markets Equity
	Resources	Income	Markets Equity	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Adviser Class	Class
Net assets at January 1, 2010	$ 107,768	$ 18,265	$ 421	$ 36,901

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(30)	(119)	1	(87)
Total realized gain (loss) on investments and
capital gains distributions	(2,227)	(1,307)	123	2,401
Net unrealized appreciation (depreciation)
of investments	23,964	3,672	(67)	3,861
Net increase (decrease) in net assets from operations	21,707	2,246	57	6,175
Changes from contract transactions:
Total unit transactions	3,938	1,255	(73)	(2,528)
Net increase (decrease) in assets derived from
principal transactions	3,938	1,255	(73)	(2,528)
Total increase (decrease) in net assets	25,645	3,501	(16)	3,647
Net assets at December 31, 2010	133,413	21,766	405	40,548

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(586)	76	2	46
Total realized gain (loss) on investments and
capital gains distributions	(2,422)	(1,313)	20	161
Net unrealized appreciation (depreciation)
of investments	(11,822)	746	(91)	(7,213)
Net increase (decrease) in net assets from operations	(14,830)	(491)	(69)	(7,006)
Changes from contract transactions:
Total unit transactions	3,708	(1,374)	(50)	(4,640)
Net increase (decrease) in assets derived from
principal transactions	3,708	(1,374)	(50)	(4,640)
Total increase (decrease) in net assets	(11,122)	(1,865)	(119)	(11,646)
Net assets at December 31, 2011	$ 122,291	$ 19,901	$ 286	$ 28,902

The accompanying notes are an integral part of these financial statements.

147

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Emerging	Small Cap Core	Small Cap Core	ING Large Cap
	Markets Equity	Equity	Equity	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class
Net assets at January 1, 2010	$ 30,187	$ -	$ 3,617	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(148)	-	(26)	-
Total realized gain (loss) on investments and
capital gains distributions	1,051	-	(274)	-
Net unrealized appreciation (depreciation)
of investments	4,289	-	1,432	-
Net increase (decrease) in net assets from operations	5,192	-	1,132	-
Changes from contract transactions:
Total unit transactions	(1,659)	-	1,805	-
Net increase (decrease) in assets derived from
principal transactions	(1,659)	-	1,805	-
Total increase (decrease) in net assets	3,533	-	2,937	-
Net assets at December 31, 2010	33,720	-	6,554	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(50)	-	(33)	-
Total realized gain (loss) on investments and
capital gains distributions	(611)	-	87	7
Net unrealized appreciation (depreciation)
of investments	(5,305)	1	(223)	(7)
Net increase (decrease) in net assets from operations	(5,966)	1	(169)	-
Changes from contract transactions:
Total unit transactions	(3,860)	8	2,329	113
Net increase (decrease) in assets derived from
principal transactions	(3,860)	8	2,329	113
Total increase (decrease) in net assets	(9,826)	9	2,160	113
Net assets at December 31, 2011	$ 23,894	$ 9	$ 8,714	$ 113

The accompanying notes are an integral part of these financial statements.

148

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Large Cap		ING Large Cap
	Growth	ING Large Cap	Value	ING Large Cap
	Portfolio -	Growth	Portfolio -	Value
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2010	$ -	$ 378	$ 124,824	$ 3

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(2)	2,107	-
Total realized gain (loss) on investments and
capital gains distributions	-	74	(5,026)	-
Net unrealized appreciation (depreciation)
of investments	-	298	24,432	-
Net increase (decrease) in net assets from operations	-	370	21,513	-
Changes from contract transactions:
Total unit transactions	-	2,504	(8,709)	-
Net increase (decrease) in assets derived from
principal transactions	-	2,504	(8,709)	-
Total increase (decrease) in net assets	-	2,874	12,804	-
Net assets at December 31, 2010	-	3,252	137,628	3

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(799)	(3)	261	4
Total realized gain (loss) on investments and
capital gains distributions	8,067	397	(4,607)	(2)
Net unrealized appreciation (depreciation)
of investments	(6,976)	(374)	8,059	4
Net increase (decrease) in net assets from operations	292	20	3,713	6
Changes from contract transactions:
Total unit transactions	132,730	(3,006)	70,971	812
Net increase (decrease) in assets derived from
principal transactions	132,730	(3,006)	70,971	812
Total increase (decrease) in net assets	133,022	(2,986)	74,684	818
Net assets at December 31, 2011	$ 133,022	$ 266	$ 212,312	$ 821

The accompanying notes are an integral part of these financial statements.

149

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

ING Lord
	Abbett Growth	ING Lord	ING Marsico
	and Income	Abbett Growth	Growth	ING Marsico
	Portfolio -	and Income	Portfolio -	Growth
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2010	$ 79,642	$ 668	$ 7,384	$ 337

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(98)	-	(15)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(5,047)	(30)	(276)	(4)
Net unrealized appreciation (depreciation)
of investments	17,548	142	1,675	85
Net increase (decrease) in net assets from operations	12,403	112	1,384	80
Changes from contract transactions:
Total unit transactions	(3,534)	27	410	105
Net increase (decrease) in assets derived from
principal transactions	(3,534)	27	410	105
Total increase (decrease) in net assets	8,869	139	1,794	185
Net assets at December 31, 2010	88,511	807	9,178	522

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	179	-	(44)	(2)
Total realized gain (loss) on investments and
capital gains distributions	(15,224)	(61)	(27)	10
Net unrealized appreciation (depreciation)
of investments	17,088	81	(157)	(20)
Net increase (decrease) in net assets from operations	2,043	20	(228)	(12)
Changes from contract transactions:
Total unit transactions	(90,554)	(827)	(151)	60
Net increase (decrease) in assets derived from
principal transactions	(90,554)	(827)	(151)	60
Total increase (decrease) in net assets	(88,511)	(807)	(379)	48
Net assets at December 31, 2011	$ -	$ -	$ 8,799	$ 570

The accompanying notes are an integral part of these financial statements.

150

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING MFS Total
	ING MFS Total	Return	ING MFS Total	ING MFS
	Return	Portfolio -	Return	Utilities
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Adviser Class	Class	Service Class	Service Class
Net assets at January 1, 2010	$ 896	$ 58,354	$ 25,683	$ 34,116

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	(303)	(152)	615
Total realized gain (loss) on investments and
capital gains distributions	(11)	(1,760)	(1,270)	(1,630)
Net unrealized appreciation (depreciation)
of investments	97	7,173	3,542	5,171
Net increase (decrease) in net assets from operations	87	5,110	2,120	4,156
Changes from contract transactions:
Total unit transactions	87	(3,355)	(1,869)	(526)
Net increase (decrease) in assets derived from
principal transactions	87	(3,355)	(1,869)	(526)
Total increase (decrease) in net assets	174	1,755	251	3,630
Net assets at December 31, 2010	1,070	60,109	25,934	37,746

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	24	986	352	1,076
Total realized gain (loss) on investments and
capital gains distributions	(22)	(1,658)	(606)	(916)
Net unrealized appreciation (depreciation)
of investments	4	1,199	399	1,806
Net increase (decrease) in net assets from operations	6	527	145	1,966
Changes from contract transactions:
Total unit transactions	44	(5,032)	(1,193)	2,837
Net increase (decrease) in assets derived from
principal transactions	44	(5,032)	(1,193)	2,837
Total increase (decrease) in net assets	50	(4,505)	(1,048)	4,803
Net assets at December 31, 2011	$ 1,120	$ 55,604	$ 24,886	$ 42,549

The accompanying notes are an integral part of these financial statements.

151

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Morgan		ING PIMCO
	Stanley Global	ING PIMCO	High Yield	ING PIMCO
	Franchise	High Yield	Portfolio -	High Yield
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Adviser Class	Adviser Class	Class	Service Class
Net assets at January 1, 2010	$ -	$ -	$ 3,426	$ 12,663

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	327	1,054
Total realized gain (loss) on investments and
capital gains distributions	-	-	339	98
Net unrealized appreciation (depreciation)
of investments	-	-	(77)	816
Net increase (decrease) in net assets from operations	-	-	589	1,968
Changes from contract transactions:
Total unit transactions	-	-	2,843	6,092
Net increase (decrease) in assets derived from
principal transactions	-	-	2,843	6,092
Total increase (decrease) in net assets	-	-	3,432	8,060
Net assets at December 31, 2010	-	-	6,858	20,723

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1	580	1,363
Total realized gain (loss) on investments and
capital gains distributions	-	-	129	1,382
Net unrealized appreciation (depreciation)
of investments	1	-	(438)	(2,027)
Net increase (decrease) in net assets from operations	1	1	271	718
Changes from contract transactions:
Total unit transactions	14	28	2,971	2,166
Net increase (decrease) in assets derived from
principal transactions	14	28	2,971	2,166
Total increase (decrease) in net assets	15	29	3,242	2,884
Net assets at December 31, 2011	$ 15	$ 29	$ 10,100	$ 23,607

The accompanying notes are an integral part of these financial statements.

152

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING Pioneer
	ING Pioneer		Mid Cap Value	ING Pioneer
	Fund Portfolio -	ING Pioneer	Portfolio -	Mid Cap Value
	Institutional	Fund Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2010	$ 15,047	$ 353	$ 83,867	$ 342

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	119	2	210	1
Total realized gain (loss) on investments and
capital gains distributions	(533)	(8)	(2,637)	(16)
Net unrealized appreciation (depreciation)
of investments	2,908	66	16,329	75
Net increase (decrease) in net assets from operations	2,494	60	13,902	60
Changes from contract transactions:
Total unit transactions	3,061	60	(3,813)	(12)
Net increase (decrease) in assets derived from
principal transactions	3,061	60	(3,813)	(12)
Total increase (decrease) in net assets	5,555	120	10,089	48
Net assets at December 31, 2010	20,602	473	93,956	390

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	186	1	548	2
Total realized gain (loss) on investments and
capital gains distributions	(427)	50	(2,171)	4
Net unrealized appreciation (depreciation)
of investments	(844)	(90)	(3,502)	(34)
Net increase (decrease) in net assets from operations	(1,085)	(39)	(5,125)	(28)
Changes from contract transactions:
Total unit transactions	244	(163)	(7,881)	(3)
Net increase (decrease) in assets derived from
principal transactions	244	(163)	(7,881)	(3)
Total increase (decrease) in net assets	(841)	(202)	(13,006)	(31)
Net assets at December 31, 2011	$ 19,761	$ 271	$ 80,950	$ 359

The accompanying notes are an integral part of these financial statements.

153

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Capital	Price Capital	Price Equity	Price Equity
	Appreciation	Appreciation	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2010	$ -	$ 257,927	$ 1,389	$ 110,806

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	2,665	13	774
Total realized gain (loss) on investments and
capital gains distributions	-	(2,355)	(182)	(8,294)
Net unrealized appreciation (depreciation)
of investments	-	38,194	340	20,675
Net increase (decrease) in net assets from operations	-	38,504	171	13,155
Changes from contract transactions:
Total unit transactions	-	56,411	(206)	(17,747)
Net increase (decrease) in assets derived from
principal transactions	-	56,411	(206)	(17,747)
Total increase (decrease) in net assets	-	94,915	(35)	(4,592)
Net assets at December 31, 2010	-	352,842	1,354	106,214

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	4,088	21	1,247
Total realized gain (loss) on investments and
capital gains distributions	(2)	(1,771)	(43)	(2,334)
Net unrealized appreciation (depreciation)
of investments	(5)	4,615	(5)	(563)
Net increase (decrease) in net assets from operations	(5)	6,932	(27)	(1,650)
Changes from contract transactions:
Total unit transactions	151	36,323	120	(4,394)
Net increase (decrease) in assets derived from
principal transactions	151	36,323	120	(4,394)
Total increase (decrease) in net assets	146	43,255	93	(6,044)
Net assets at December 31, 2011	$ 146	$ 396,097	$ 1,447	$ 100,170

The accompanying notes are an integral part of these financial statements.

154

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING Templeton
	Price	Price	Global Growth	ING Templeton
	International	International	Portfolio -	Global Growth
	Stock Portfolio -	Stock Portfolio -	Institutional	Portfolio -
	Adviser Class	Service Class	Class	Service Class
Net assets at January 1, 2010	$ 175	$ 8,576	$ 738	$ 3,525

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	39	6	17
Total realized gain (loss) on investments and
capital gains distributions	2	(1,557)	(66)	(356)
Net unrealized appreciation (depreciation)
of investments	9	2,407	107	564
Net increase (decrease) in net assets from operations	12	889	47	225
Changes from contract transactions:
Total unit transactions	(106)	(1,363)	(50)	(57)
Net increase (decrease) in assets derived from
principal transactions	(106)	(1,363)	(50)	(57)
Total increase (decrease) in net assets	(94)	(474)	(3)	168
Net assets at December 31, 2010	81	8,102	735	3,693

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	197	7	26
Total realized gain (loss) on investments and
capital gains distributions	-	(539)	(39)	(194)
Net unrealized appreciation (depreciation)
of investments	(16)	(697)	(15)	(177)
Net increase (decrease) in net assets from operations	(13)	(1,039)	(47)	(345)
Changes from contract transactions:
Total unit transactions	15	(191)	21	477
Net increase (decrease) in assets derived from
principal transactions	15	(191)	21	477
Total increase (decrease) in net assets	2	(1,230)	(26)	132
Net assets at December 31, 2011	$ 83	$ 6,872	$ 709	$ 3,825

The accompanying notes are an integral part of these financial statements.

155

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING
	ING U.S. Stock	ING Money		International
	Index Portfolio -	Market	ING Global	Capital
	Institutional	Portfolio -	Real Estate	Appreciation
	Class	Class I	Fund - Class A	Fund - Class I
Net assets at January 1, 2010	$ 3,952	$ 403,501	$ 24	$ 3

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	83	(2,966)	1	-
Total realized gain (loss) on investments and
capital gains distributions	(35)	840	-	-
Net unrealized appreciation (depreciation)
of investments	723	-	5	1
Net increase (decrease) in net assets from operations	771	(2,126)	6	1
Changes from contract transactions:
Total unit transactions	1,298	(58,815)	18	7
Net increase (decrease) in assets derived from
principal transactions	1,298	(58,815)	18	7
Total increase (decrease) in net assets	2,069	(60,941)	24	8
Net assets at December 31, 2010	6,021	342,560	48	11

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	128	(2,702)	2	-
Total realized gain (loss) on investments and
capital gains distributions	262	57	-	2
Net unrealized appreciation (depreciation)
of investments	(303)	-	(6)	(2)
Net increase (decrease) in net assets from operations	87	(2,645)	(4)	-
Changes from contract transactions:
Total unit transactions	762	1,989	19	(9)
Net increase (decrease) in assets derived from
principal transactions	762	1,989	19	(9)
Total increase (decrease) in net assets	849	(656)	15	(9)
Net assets at December 31, 2011	$ 6,870	$ 341,904	$ 63	$ 2

The accompanying notes are an integral part of these financial statements.

156

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING	ING American	ING American	ING American
	International	Century Small-	Century Small-	Century Small-
	SmallCap	Mid Cap Value	Mid Cap Value	Mid Cap Value
	Multi-Manager	Portfolio -	Portfolio -	Portfolio -
	Fund - Class A	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2010	$ 1,642	$ 52	$ -	$ 35,995

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	1	-	117
Total realized gain (loss) on investments and
capital gains distributions	(353)	(1)	-	(1,193)
Net unrealized appreciation (depreciation)
of investments	709	13	-	8,757
Net increase (decrease) in net assets from operations	359	13	-	7,681
Changes from contract transactions:
Total unit transactions	(235)	11	-	2,294
Net increase (decrease) in assets derived from
principal transactions	(235)	11	-	2,294
Total increase (decrease) in net assets	124	24	-	9,975
Net assets at December 31, 2010	1,766	76	-	45,970

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	17	1	-	147
Total realized gain (loss) on investments and
capital gains distributions	(116)	1	-	(248)
Net unrealized appreciation (depreciation)
of investments	(150)	(7)	-	(1,622)
Net increase (decrease) in net assets from operations	(249)	(5)	-	(1,723)
Changes from contract transactions:
Total unit transactions	(383)	39	5	(241)
Net increase (decrease) in assets derived from
principal transactions	(383)	39	5	(241)
Total increase (decrease) in net assets	(632)	34	5	(1,964)
Net assets at December 31, 2011	$ 1,134	$ 110	$ 5	$ 44,006

The accompanying notes are an integral part of these financial statements.

157

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Baron	ING Baron	ING Columbia	ING Columbia
	Small Cap	Small Cap	Small Cap	Small Cap
	Growth	Growth	Value II	Value II
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2010	$ 947	$ 100,316	$ 21	$ 1,441

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(4)	(890)	-	7
Total realized gain (loss) on investments and
capital gains distributions	(5)	1,891	-	(51)
Net unrealized appreciation (depreciation)
of investments	258	23,742	5	459
Net increase (decrease) in net assets from operations	249	24,743	5	415
Changes from contract transactions:
Total unit transactions	51	(2,688)	-	511
Net increase (decrease) in assets derived from
principal transactions	51	(2,688)	-	511
Total increase (decrease) in net assets	300	22,055	5	926
Net assets at December 31, 2010	1,247	122,371	26	2,367

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(4)	(1,037)	-	(17)
Total realized gain (loss) on investments and
capital gains distributions	15	3,341	11	362
Net unrealized appreciation (depreciation)
of investments	5	(906)	(32)	(528)
Net increase (decrease) in net assets from operations	16	1,398	(21)	(183)
Changes from contract transactions:
Total unit transactions	(30)	(2,162)	229	909
Net increase (decrease) in assets derived from
principal transactions	(30)	(2,162)	229	909
Total increase (decrease) in net assets	(14)	(764)	208	726
Net assets at December 31, 2011	$ 1,233	$ 121,607	$ 234	$ 3,093

The accompanying notes are an integral part of these financial statements.

158

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Davis New	ING Fidelity®
	York Venture	VIP Mid Cap	ING Global	ING Global
	Portfolio -	Portfolio -	Bond Portfolio -	Bond Portfolio -
	Service Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2010	$ 12,781	$ 9,850	$ 239	$ 132,935

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(68)	4	11	3,095
Total realized gain (loss) on investments and
capital gains distributions	(298)	(476)	16	2,370
Net unrealized appreciation (depreciation)
of investments	1,759	3,355	21	14,145
Net increase (decrease) in net assets from operations	1,393	2,883	48	19,610
Changes from contract transactions:
Total unit transactions	266	1,366	184	2,143
Net increase (decrease) in assets derived from			-
principal transactions	266	1,366	184	2,143
Total increase (decrease) in net assets	1,659	4,249	232	21,753
Net assets at December 31, 2010	14,440	14,099	471	154,688

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5	(44)	31	10,292
Total realized gain (loss) on investments and
capital gains distributions	(365)	(520)	14	3,762
Net unrealized appreciation (depreciation)
of investments	(397)	(891)	(33)	(9,911)
Net increase (decrease) in net assets from operations	(757)	(1,455)	12	4,143
Changes from contract transactions:
Total unit transactions	(1,768)	(4,674)	(70)	(3,294)
Net increase (decrease) in assets derived from
principal transactions	(1,768)	(4,674)	(70)	(3,294)
Total increase (decrease) in net assets	(2,525)	(6,129)	(58)	849
Net assets at December 31, 2011	$ 11,915	$ 7,970	$ 413	$ 155,537

The accompanying notes are an integral part of these financial statements.

	159

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Index	ING Index	ING Index
	ING Global	Solution 2015	Solution 2015	Solution 2015
	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service 2 Class
Net assets at January 1, 2010	$ 609	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	18	-	-	(2)
Total realized gain (loss) on investments and
capital gains distributions	6	-	-	(1)
Net unrealized appreciation (depreciation)
of investments	78	-	3	31
Net increase (decrease) in net assets from operations	102	-	3	28
Changes from contract transactions:
Total unit transactions	366	-	52	659
Net increase (decrease) in assets derived from
principal transactions	366	-	52	659
Total increase (decrease) in net assets	468	-	55	687
Net assets at December 31, 2010	1,077	-	55	687

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	100	-	2	10
Total realized gain (loss) on investments and
capital gains distributions	119	-	5	28
Net unrealized appreciation (depreciation)
of investments	(194)	-	5	(42)
Net increase (decrease) in net assets from operations	25	-	12	(4)
Changes from contract transactions:
Total unit transactions	(211)	11	485	115
Net increase (decrease) in assets derived from
principal transactions	(211)	11	485	115
Total increase (decrease) in net assets	(186)	11	497	111
Net assets at December 31, 2011	$ 891	$ 11	$ 552	$ 798

The accompanying notes are an integral part of these financial statements.

160

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index
	Solution 2025	Solution 2025	Solution 2025	Solution 2035
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service 2 Class	Initial Class
Net assets at January 1, 2010	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(5)	-
Total realized gain (loss) on investments and
capital gains distributions	-	-	(11)	-
Net unrealized appreciation (depreciation)
of investments	-	1	110	-
Net increase (decrease) in net assets from operations	-	1	94	-
Changes from contract transactions:
Total unit transactions	-	27	1,425	-
Net increase (decrease) in assets derived from
principal transactions	-	27	1,425	-
Total increase (decrease) in net assets	-	28	1,519	-
Net assets at December 31, 2010	-	28	1,519	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	2	17	-
Total realized gain (loss) on investments and
capital gains distributions	-	(2)	90	-
Net unrealized appreciation (depreciation)
of investments	2	(5)	(170)	1
Net increase (decrease) in net assets from operations	2	(5)	(63)	1
Changes from contract transactions:
Total unit transactions	76	26	547	41
Net increase (decrease) in assets derived from
principal transactions	76	26	547	41
Total increase (decrease) in net assets	78	21	484	42
Net assets at December 31, 2011	$ 78	$ 49	$ 2,003	$ 42

The accompanying notes are an integral part of these financial statements.

161

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index
	Solution 2035	Solution 2035	Solution 2045	Solution 2045
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Initial Class	Service Class
Net assets at January 1, 2010	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(5)	-	-
Total realized gain (loss) on investments and
capital gains distributions	-	(2)	-	-
Net unrealized appreciation (depreciation)
of investments	1	99	-	-
Net increase (decrease) in net assets from operations	1	92	-	-
Changes from contract transactions:
Total unit transactions	21	991	-	1
Net increase (decrease) in assets derived from
principal transactions	21	991	-	1
Total increase (decrease) in net assets	22	1,083	-	1
Net assets at December 31, 2010	22	1,083	-	1

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	9	-	-
Total realized gain (loss) on investments and
capital gains distributions	7	67	-	1
Net unrealized appreciation (depreciation)
of investments	(10)	(151)	-	(2)
Net increase (decrease) in net assets from operations	(2)	(75)	-	(1)
Changes from contract transactions:
Total unit transactions	60	549	17	19
Net increase (decrease) in assets derived from
principal transactions	60	549	17	19
Total increase (decrease) in net assets	58	474	17	18
Net assets at December 31, 2011	$ 80	$ 1,557	$ 17	$ 19

The accompanying notes are an integral part of these financial statements.

162

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index
	Solution 2045	Solution 2055	Solution 2055	Solution 2055
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Initial Class	Service Class	Service 2 Class
Net assets at January 1, 2010	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	-	-	-
Total realized gain (loss) on investments and
capital gains distributions	1	-	-	-
Net unrealized appreciation (depreciation)
of investments	58	-	-	-
Net increase (decrease) in net assets from operations	57	-	-	-
Changes from contract transactions:
Total unit transactions	527	-	3	-
Net increase (decrease) in assets derived from
principal transactions	527	-	3	-
Total increase (decrease) in net assets	584	-	3	-
Net assets at December 31, 2010	584	-	3	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	-	-	-
Total realized gain (loss) on investments and
capital gains distributions	31	-	-	-
Net unrealized appreciation (depreciation)
of investments	(84)	-	(2)	(4)
Net increase (decrease) in net assets from operations	(50)	-	(2)	(4)
Changes from contract transactions:
Total unit transactions	389	-	63	57
Net increase (decrease) in assets derived from
principal transactions	389	-	63	57
Total increase (decrease) in net assets	339	-	61	53
Net assets at December 31, 2011	$ 923	$ -	$ 64	$ 53

The accompanying notes are an integral part of these financial statements.

163

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING Invesco	ING Invesco
	ING Index	ING Index	Van Kampen	Van Kampen
	Solution Income Solution Income		Comstock	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Adviser Class	Service Class
Net assets at January 1, 2010	$ -	$ -	$ 284	$ 51,283

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	2	181
Total realized gain (loss) on investments and
capital gains distributions	-	-	(14)	(2,635)
Net unrealized appreciation (depreciation)
of investments	-	5	50	9,044
Net increase (decrease) in net assets from operations	-	5	38	6,590
Changes from contract transactions:
Total unit transactions	-	155	(15)	(5,324)
Net increase (decrease) in assets derived from
principal transactions	-	155	(15)	(5,324)
Total increase (decrease) in net assets	-	160	23	1,266
Net assets at December 31, 2010	-	160	307	52,549

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	3	3	186
Total realized gain (loss) on investments and
capital gains distributions	(1)	5	(6)	(1,187)
Net unrealized appreciation (depreciation)
of investments	1	(6)	(6)	(596)
Net increase (decrease) in net assets from operations	-	2	(9)	(1,597)
Changes from contract transactions:
Total unit transactions	645	24	(1)	(4,283)
Net increase (decrease) in assets derived from
principal transactions	645	24	(1)	(4,283)
Total increase (decrease) in net assets	645	26	(10)	(5,880)
Net assets at December 31, 2011	$ 645	$ 186	$ 297	$ 46,669

The accompanying notes are an integral part of these financial statements.

164

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Invesco	ING Invesco	ING Invesco
	Van Kampen	Van Kampen	Van Kampen
	Equity and	Equity and	Equity and	ING JPMorgan
	Income	Income	Income	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2010	$ 492	$ 240,779	$ 149	$ 292

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5	2,158	1	1
Total realized gain (loss) on investments and
capital gains distributions	(7)	(800)	(4)	(9)
Net unrealized appreciation (depreciation)
of investments	54	24,220	22	75
Net increase (decrease) in net assets from operations	52	25,578	19	67
Changes from contract transactions:
Total unit transactions	(21)	(16,616)	46	19
Net increase (decrease) in assets derived from
principal transactions	(21)	(16,616)	46	19
Total increase (decrease) in net assets	31	8,962	65	86
Net assets at December 31, 2010	523	249,741	214	378

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	10	3,047	3	1
Total realized gain (loss) on investments and
capital gains distributions	(4)	1,008	-	(3)
Net unrealized appreciation (depreciation)
of investments	(27)	(8,770)	(6)	10
Net increase (decrease) in net assets from operations	(21)	(4,715)	(3)	8
Changes from contract transactions:
Total unit transactions	147	(16,193)	18	(78)
Net increase (decrease) in assets derived from
principal transactions	147	(16,193)	18	(78)
Total increase (decrease) in net assets	126	(20,908)	15	(70)
Net assets at December 31, 2011	$ 649	$ 228,833	$ 229	$ 308

The accompanying notes are an integral part of these financial statements.

165

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Legg	ING Legg	ING Legg
		Mason	Mason	Mason
		ClearBridge	ClearBridge	ClearBridge
	ING JPMorgan	Aggressive	Aggressive	Aggressive
	Mid Cap Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2010	$ 26,549	$ 109	$ 102,928	$ 151

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(56)	-	(1,074)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(708)	10	(1,782)	(4)
Net unrealized appreciation (depreciation)
of investments	6,399	7	25,422	41
Net increase (decrease) in net assets from operations	5,635	17	22,566	36
Changes from contract transactions:
Total unit transactions	(1,232)	(35)	(6,335)	7
Net increase (decrease) in assets derived from
principal transactions	(1,232)	(35)	(6,335)	7
Total increase (decrease) in net assets	4,403	(18)	16,231	43
Net assets at December 31, 2010	30,952	91	119,159	194

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(46)	-	343	-
Total realized gain (loss) on investments and
capital gains distributions	(126)	35	28,377	36
Net unrealized appreciation (depreciation)
of investments	404	(33)	(26,928)	(33)
Net increase (decrease) in net assets from operations	232	2	1,792	3
Changes from contract transactions:
Total unit transactions	(501)	(93)	(120,951)	(197)
Net increase (decrease) in assets derived from
principal transactions	(501)	(93)	(120,951)	(197)
Total increase (decrease) in net assets	(269)	(91)	(119,159)	(194)
Net assets at December 31, 2011	$ 30,683	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

166

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING	ING	ING
	Oppenheimer	Oppenheimer	Oppenheimer	ING PIMCO
	Global	Global	Global	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2010	$ 383	$ 549,793	$ 486	$ 1,215

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5	3,605	3	49
Total realized gain (loss) on investments and
capital gains distributions	(13)	1,619	(24)	29
Net unrealized appreciation (depreciation)
of investments	69	72,360	102	15
Net increase (decrease) in net assets from operations	61	77,584	81	93
Changes from contract transactions:
Total unit transactions	39	(36,008)	80	683
Net increase (decrease) in assets derived from
principal transactions	39	(36,008)	80	683
Total increase (decrease) in net assets	100	41,576	161	776
Net assets at December 31, 2010	483	591,369	647	1,991

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	2,744	2	58
Total realized gain (loss) on investments and
capital gains distributions	(1)	6,978	(18)	122
Net unrealized appreciation (depreciation)
of investments	(55)	(59,637)	(50)	(125)
Net increase (decrease) in net assets from operations	(52)	(49,915)	(66)	55
Changes from contract transactions:
Total unit transactions	84	(43,005)	57	532
Net increase (decrease) in assets derived from
principal transactions	84	(43,005)	57	532
Total increase (decrease) in net assets	32	(92,920)	(9)	587
Net assets at December 31, 2011	$ 515	$ 498,449	$ 638	$ 2,578

The accompanying notes are an integral part of these financial statements.

167

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING Pioneer	ING Pioneer
	Total Return	Total Return	High Yield	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2010	$ -	$ 175,181	13,508	$ 181

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	4,919	811	12
Total realized gain (loss) on investments and
capital gains distributions	-	2,286	674	(2)
Net unrealized appreciation (depreciation)
of investments	-	4,972	1,095	38
Net increase (decrease) in net assets from operations	-	12,177	2,580	48
Changes from contract transactions:
Total unit transactions	-	40,293	1,813	141
Net increase (decrease) in assets derived from
principal transactions	-	40,293	1,813	141
Total increase (decrease) in net assets	-	52,470	4,393	189
Net assets at December 31, 2010	-	227,651	17,901	370

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	4,628	961	17
Total realized gain (loss) on investments and
capital gains distributions	-	9,270	1,559	21
Net unrealized appreciation (depreciation)
of investments	1	(8,822)	(3,116)	(47)
Net increase (decrease) in net assets from operations	1	5,076	(596)	(9)
Changes from contract transactions:
Total unit transactions	77	201	1,886	32
Net increase (decrease) in assets derived from
principal transactions	77	201	1,886	32
Total increase (decrease) in net assets	78	5,277	1,290	23
Net assets at December 31, 2011	$ 78	$ 232,928	$ 19,191	$ 393

The accompanying notes are an integral part of these financial statements.

168

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -
	Adviser Class	Service Class	Service 2 Class	Adviser Class
Net assets at January 1, 2010	$ 14,444	$ 44,359	$ -	$ 18,118

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(19)	785	287	(28)
Total realized gain (loss) on investments and
capital gains distributions	(345)	(546)	(124)	(889)
Net unrealized appreciation (depreciation)
of investments	1,144	5,093	461	2,000
Net increase (decrease) in net assets from operations	780	5,332	624	1,083
Changes from contract transactions:
Total unit transactions	(14,712)	9,063	14,114	(18,850)
Net increase (decrease) in assets derived from
principal transactions	(14,712)	9,063	14,114	(18,850)
Total increase (decrease) in net assets	(13,932)	14,395	14,738	(17,767)
Net assets at December 31, 2010	512	58,754	14,738	351

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	17	1,410	396	6
Total realized gain (loss) on investments and
capital gains distributions	1	(826)	39	3
Net unrealized appreciation (depreciation)
of investments	(18)	(1,509)	(645)	(22)
Net increase (decrease) in net assets from operations	-	(925)	(210)	(13)
Changes from contract transactions:
Total unit transactions	293	2,499	(616)	49
Net increase (decrease) in assets derived from
principal transactions	293	2,499	(616)	49
Total increase (decrease) in net assets	293	1,574	(826)	36
Net assets at December 31, 2011	$ 805	$ 60,328	$ 13,912	$ 387

The accompanying notes are an integral part of these financial statements.

169

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Service Class	Service 2 Class	Adviser Class	Service Class
Net assets at January 1, 2010	$ 64,506	$ -	$ 16,062	$ 52,312

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	597	257	(26)	256
Total realized gain (loss) on investments and
capital gains distributions	(597)	(146)	(684)	(581)
Net unrealized appreciation (depreciation)
of investments	9,508	1,103	1,721	8,454
Net increase (decrease) in net assets from operations	9,508	1,214	1,011	8,129
Changes from contract transactions:
Total unit transactions	12,525	18,994	(16,694)	9,561
Net increase (decrease) in assets derived from
principal transactions	12,525	18,994	(16,694)	9,561
Total increase (decrease) in net assets	22,033	20,208	(15,683)	17,690
Net assets at December 31, 2010	86,539	20,208	379	70,002

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,193	334	3	583
Total realized gain (loss) on investments and
capital gains distributions	(733)	31	17	(623)
Net unrealized appreciation (depreciation)
of investments	(4,269)	(1,199)	(32)	(4,132)
Net increase (decrease) in net assets from operations	(3,809)	(834)	(12)	(4,172)
Changes from contract transactions:
Total unit transactions	9,476	301	(29)	10,637
Net increase (decrease) in assets derived from
principal transactions	9,476	301	(29)	10,637
Total increase (decrease) in net assets	5,667	(533)	(41)	6,465
Net assets at December 31, 2011	$ 92,206	$ 19,675	$ 338	$ 76,467

The accompanying notes are an integral part of these financial statements.

170

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Service 2 Class	Adviser Class	Service Class	Service 2 Class
Net assets at January 1, 2010	$ -	$ 11,165	$ 36,075	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	167	(16)	44	95
Total realized gain (loss) on investments and
capital gains distributions	(153)	(642)	(480)	(41)
Net unrealized appreciation (depreciation)
of investments	1,097	1,370	6,501	992
Net increase (decrease) in net assets from operations	1,111	712	6,065	1,046
Changes from contract transactions:
Total unit transactions	16,043	(11,797)	7,818	12,844
Net increase (decrease) in assets derived from
principal transactions	16,043	(11,797)	7,818	12,844
Total increase (decrease) in net assets	17,154	(11,085)	13,883	13,890
Net assets at December 31, 2010	17,154	80	49,958	13,890

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	186	1	203	107
Total realized gain (loss) on investments and
capital gains distributions	60	(1)	(452)	71
Net unrealized appreciation (depreciation)
of investments	(1,232)	(12)	(3,077)	(1,028)
Net increase (decrease) in net assets from operations	(986)	(12)	(3,326)	(850)
Changes from contract transactions:
Total unit transactions	296	47	8,740	343
Net increase (decrease) in assets derived from
principal transactions	296	47	8,740	343
Total increase (decrease) in net assets	(690)	35	5,414	(507)
Net assets at December 31, 2011	$ 16,464	$ 115	$ 55,372	$ 13,383

The accompanying notes are an integral part of these financial statements.

171

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING Solution	ING Solution
	ING Solution	ING Solution	Growth	Income
	2055 Portfolio -	2055 Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Adviser Class
Net assets at January 1, 2010	$ -	$ -	$ 737	$ 8,576

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	3	15
Total realized gain (loss) on investments and
capital gains distributions	1	-	23	(259)
Net unrealized appreciation (depreciation)
of investments	13	18	94	622
Net increase (decrease) in net assets from operations	14	18	120	378
Changes from contract transactions:
Total unit transactions	208	156	389	(7,956)
Net increase (decrease) in assets derived from
principal transactions	208	156	389	(7,956)
Total increase (decrease) in net assets	222	174	509	(7,578)
Net assets at December 31, 2010	222	174	1,246	998

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(4)	-	(10)	11
Total realized gain (loss) on investments and
capital gains distributions	(36)	8	84	81
Net unrealized appreciation (depreciation)
of investments	(22)	(25)	(145)	(75)
Net increase (decrease) in net assets from operations	(62)	(17)	(71)	17
Changes from contract transactions:
Total unit transactions	1,254	102	600	(712)
Net increase (decrease) in assets derived from
principal transactions	1,254	102	600	(712)
Total increase (decrease) in net assets	1,192	85	529	(695)
Net assets at December 31, 2011	$ 1,414	$ 259	$ 1,775	$ 303

The accompanying notes are an integral part of these financial statements.

172

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING T. Rowe
				Price
	ING Solution	ING Solution	ING Solution	Diversified Mid
	Income	Income	Moderate	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Adviser Class
Net assets at January 1, 2010	$ 9,378	$ -	$ 1,529	$ 313

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	285	167	14	(1)
Total realized gain (loss) on investments and
capital gains distributions	(191)	(69)	39	(12)
Net unrealized appreciation (depreciation)
of investments	827	82	158	107
Net increase (decrease) in net assets from operations	921	180	211	94
Changes from contract transactions:
Total unit transactions	2,213	4,869	747	44
Net increase (decrease) in assets derived from
principal transactions	2,213	4,869	747	44
Total increase (decrease) in net assets	3,134	5,049	958	138
Net assets at December 31, 2010	12,512	5,049	2,487	451

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	420	106	(10)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(165)	52	116	-
Net unrealized appreciation (depreciation)
of investments	(279)	(146)	(162)	(19)
Net increase (decrease) in net assets from operations	(24)	12	(56)	(20)
Changes from contract transactions:
Total unit transactions	1,269	(2,415)	587	(22)
Net increase (decrease) in assets derived from
principal transactions	1,269	(2,415)	587	(22)
Total increase (decrease) in net assets	1,245	(2,403)	531	(42)
Net assets at December 31, 2011	$ 13,757	$ 2,646	$ 3,018	$ 409

The accompanying notes are an integral part of these financial statements.

173

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price	Price	ING T. Rowe	ING T. Rowe
	Diversified Mid	Diversified Mid	Price Growth	Price Growth
	Cap Growth	Cap Growth	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2010	$ 281,756	$ 368	$ 1,070	$ 200,867

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,072)	(2)	(4)	(1,897)
Total realized gain (loss) on investments and
capital gains distributions	(904)	(22)	(95)	748
Net unrealized appreciation (depreciation)
of investments	77,031	130	257	31,321
Net increase (decrease) in net assets from operations	74,055	106	158	30,172
Changes from contract transactions:
Total unit transactions	(10,504)	88	(33)	(7,611)
Net increase (decrease) in assets derived from
principal transactions	(10,504)	88	(33)	(7,611)
Total increase (decrease) in net assets	63,551	194	125	22,561
Net assets at December 31, 2010	345,307	562	1,195	223,428

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,236)	(2)	(4)	(2,116)
Total realized gain (loss) on investments and
capital gains distributions	4,800	3	-	4,225
Net unrealized appreciation (depreciation)
of investments	(17,830)	(30)	(22)	(6,377)
Net increase (decrease) in net assets from operations	(15,266)	(29)	(26)	(4,268)
Changes from contract transactions:
Total unit transactions	(20,513)	47	(30)	(10,444)
Net increase (decrease) in assets derived from
principal transactions	(20,513)	47	(30)	(10,444)
Total increase (decrease) in net assets	(35,779)	18	(56)	(14,712)
Net assets at December 31, 2011	$ 309,528	$ 580	$ 1,139	$ 208,716

The accompanying notes are an integral part of these financial statements.

174

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING T. Rowe
	Price Growth	ING Templeton	ING Templeton	ING Templeton
	Equity	Foreign Equity	Foreign Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2010	$ 1,598	$ 215	$ 94,024	$ 57

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(10)	4	1,199	2
Total realized gain (loss) on investments and
capital gains distributions	(18)	(7)	(2,683)	(1)
Net unrealized appreciation (depreciation)
of investments	303	28	8,392	7
Net increase (decrease) in net assets from operations	275	25	6,908	8
Changes from contract transactions:
Total unit transactions	149	84	(4,550)	23
Net increase (decrease) in assets derived from
principal transactions	149	84	(4,550)	23
Total increase (decrease) in net assets	424	109	2,358	31
Net assets at December 31, 2010	2,022	324	96,382	88

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(13)	6	811	1
Total realized gain (loss) on investments and
capital gains distributions	(37)	(16)	(2,401)	4
Net unrealized appreciation (depreciation)
of investments	19	(66)	(10,198)	(16)
Net increase (decrease) in net assets from operations	(31)	(76)	(11,788)	(11)
Changes from contract transactions:
Total unit transactions	62	209	(6,603)	9
Net increase (decrease) in assets derived from
principal transactions	62	209	(6,603)	9
Total increase (decrease) in net assets	31	133	(18,391)	(2)
Net assets at December 31, 2011	$ 2,053	$ 457	$ 77,991	$ 86

The accompanying notes are an integral part of these financial statements.

175

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING UBS U.S.	ING UBS U.S.
	ING Thornburg	ING Thornburg	Large Cap	Large Cap
	Value	Value	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Adviser Class	Initial Class
Net assets at January 1, 2010	$ 429	$ 89,807	$ 77	$ 76,337

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	448	-	(77)
Total realized gain (loss) on investments and
capital gains distributions	(37)	(358)	(3)	(535)
Net unrealized appreciation (depreciation)
of investments	66	8,535	12	9,219
Net increase (decrease) in net assets from operations	33	8,625	9	8,607
Changes from contract transactions:
Total unit transactions	(79)	(5,015)	(11)	(6,889)
Net increase (decrease) in assets derived from
principal transactions	(79)	(5,015)	(11)	(6,889)
Total increase (decrease) in net assets	(46)	3,610	(2)	1,718
Net assets at December 31, 2010	383	93,417	75	78,055

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	(248)	1	43
Total realized gain (loss) on investments and
capital gains distributions	(4)	402	(1)	551
Net unrealized appreciation (depreciation)
of investments	(106)	(13,250)	(3)	(3,017)
Net increase (decrease) in net assets from operations	(109)	(13,096)	(3)	(2,423)
Changes from contract transactions:
Total unit transactions	340	(4,586)	10	(8,744)
Net increase (decrease) in assets derived from
principal transactions	340	(4,586)	10	(8,744)
Total increase (decrease) in net assets	231	(17,682)	7	(11,167)
Net assets at December 31, 2011	$ 614	$ 75,735	$ 82	$ 66,888

The accompanying notes are an integral part of these financial statements.

176

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING UBS U.S.		ING Strategic	ING Strategic
	Large Cap		Allocation	Allocation
	Equity	ING Core	Conservative	Growth
	Portfolio -	Equity Research	Portfolio -	Portfolio -
	Service Class	Fund - Class A	Class I	Class I
Net assets at January 1, 2010	10	$ 129	$ 29,313	$ 60,353

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	1,029	1,642
Total realized gain (loss) on investments and
capital gains distributions	-	25	(2,143)	(1,495)
Net unrealized appreciation (depreciation)
of investments	2	(6)	3,956	6,843
Net increase (decrease) in net assets from operations	2	19	2,842	6,990
Changes from contract transactions:
Total unit transactions	4	52	(1,553)	(1,810)
Net increase (decrease) in assets derived from
principal transactions	4	52	(1,553)	(1,810)
Total increase (decrease) in net assets	6	71	1,289	5,180
Net assets at December 31, 2010	16	200	30,602	65,533

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1	968	1,063
Total realized gain (loss) on investments and
capital gains distributions	-	7	(1,365)	(1,850)
Net unrealized appreciation (depreciation)
of investments	(1)	(9)	618	(1,687)
Net increase (decrease) in net assets from operations	(1)	(1)	221	(2,474)
Changes from contract transactions:
Total unit transactions	3	(10)	813	(1,634)
Net increase (decrease) in assets derived from
principal transactions	3	(10)	813	(1,634)
Total increase (decrease) in net assets	2	(11)	1,034	(4,108)
Net assets at December 31, 2011	$ 18	$ 189	$ 31,636	$ 61,425

The accompanying notes are an integral part of these financial statements.

177

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

ING Strategic
	Allocation	ING Growth	ING Growth	ING Growth
	Moderate	and Income	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class A	Class I	Class S
Net assets at January 1, 2010	$ 56,060	$ 403	$ 1,084,132	$ 884

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,763	3	212	6
Total realized gain (loss) on investments and
capital gains distributions	(2,392)	(4)	(61,352)	(9)
Net unrealized appreciation (depreciation)
of investments	6,668	73	201,009	163
Net increase (decrease) in net assets from operations	6,039	72	139,869	160
Changes from contract transactions:
Total unit transactions	(598)	131	(46,384)	423
Net increase (decrease) in assets derived from
principal transactions	(598)	131	(46,384)	423
Total increase (decrease) in net assets	5,441	203	93,485	583
Net assets at December 31, 2010	61,501	606	1,177,617	1,467

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,501	5	1,635	76
Total realized gain (loss) on investments and
capital gains distributions	(3,502)	-	(46,715)	112
Net unrealized appreciation (depreciation)
of investments	1,032	(18)	31,073	(147)
Net increase (decrease) in net assets from operations	(969)	(13)	(14,007)	41
Changes from contract transactions:
Total unit transactions	(2,651)	263	(119,461)	5,746
Net increase (decrease) in assets derived from
principal transactions	(2,651)	263	(119,461)	5,746
Total increase (decrease) in net assets	(3,620)	250	(133,468)	5,787
Net assets at December 31, 2011	$ 57,881	$ 856	$ 1,044,149	$ 7,254

The accompanying notes are an integral part of these financial statements.

178

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8
Net assets at January 1, 2010	$ 420	$ 1,981	$ 1,715	$ 350

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	7	10	2
Total realized gain (loss) on investments and
capital gains distributions	(73)	(41)	(87)	(2)
Net unrealized appreciation (depreciation)
of investments	71	39	94	3
Net increase (decrease) in net assets from operations	(1)	5	17	3
Changes from contract transactions:
Total unit transactions	(233)	(139)	(312)	(3)
Net increase (decrease) in assets derived from
principal transactions	(233)	(139)	(312)	(3)
Total increase (decrease) in net assets	(234)	(134)	(295)	-
Net assets at December 31, 2010	186	1,847	1,420	350

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	34	9	-
Total realized gain (loss) on investments and
capital gains distributions	(33)	(410)	(125)	(5)
Net unrealized appreciation (depreciation)
of investments	27	341	98	(2)
Net increase (decrease) in net assets from operations	(3)	(35)	(18)	(7)
Changes from contract transactions:
Total unit transactions	(183)	(1,812)	(436)	(14)
Net increase (decrease) in assets derived from
principal transactions	(183)	(1,812)	(436)	(14)
Total increase (decrease) in net assets	(186)	(1,847)	(454)	(21)
Net assets at December 31, 2011	$ -	$ -	$ 966	$ 329

The accompanying notes are an integral part of these financial statements.

179

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING BlackRock
				Science and
				Technology
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Opportunities
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -
	Series 9	Series 10	Series 11	Adviser Class
Net assets at January 1, 2010	$ 141	$ 68	$ 31	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	1	-	-
Total realized gain (loss) on investments and
capital gains distributions	(2)	(2)	-	-
Net unrealized appreciation (depreciation)
of investments	4	3	1	-
Net increase (decrease) in net assets from operations	3	2	1	-
Changes from contract transactions:
Total unit transactions	(5)	(7)	(1)	-
Net increase (decrease) in assets derived from
principal transactions	(5)	(7)	(1)	-
Total increase (decrease) in net assets	(2)	(5)	-	-
Net assets at December 31, 2010	139	63	31	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	-	-	-
Total realized gain (loss) on investments and
capital gains distributions	(11)	(4)	-	-
Net unrealized appreciation (depreciation)
of investments	8	3	-	-
Net increase (decrease) in net assets from operations	(2)	(1)	-	-
Changes from contract transactions:
Total unit transactions	(38)	(15)	-	2
Net increase (decrease) in assets derived from
principal transactions	(38)	(15)	-	2
Total increase (decrease) in net assets	(40)	(16)	-	2
Net assets at December 31, 2011	$ 99	$ 47	$ 31	$ 2

The accompanying notes are an integral part of these financial statements.

	180

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

ING BlackRock
	Science and
	Technology	ING Index Plus	ING Index Plus	ING Index Plus
	Opportunities	LargeCap	LargeCap	MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I
Net assets at January 1, 2010	$ 42,053	$ 283,441	$ 375	$ 274,072

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(410)	2,774	6	490
Total realized gain (loss) on investments and
capital gains distributions	1,487	(2,863)	(31)	(4,782)
Net unrealized appreciation (depreciation)
of investments	6,205	33,830	70	57,843
Net increase (decrease) in net assets from operations	7,282	33,741	45	53,551
Changes from contract transactions:
Total unit transactions	1,095	(25,051)	(72)	(19,970)
Net increase (decrease) in assets derived from
principal transactions	1,095	(25,051)	(72)	(19,970)
Total increase (decrease) in net assets	8,377	8,690	(27)	33,581
Net assets at December 31, 2010	50,430	292,131	348	307,653

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(486)	2,471	5	(255)
Total realized gain (loss) on investments and
capital gains distributions	2,205	3,168	(3)	(1,440)
Net unrealized appreciation (depreciation)
of investments	(8,038)	(8,323)	(3)	(4,101)
Net increase (decrease) in net assets from operations	(6,319)	(2,684)	(1)	(5,796)
Changes from contract transactions:
Total unit transactions	1,647	(26,596)	36	(21,402)
Net increase (decrease) in assets derived from
principal transactions	1,647	(26,596)	36	(21,402)
Total increase (decrease) in net assets	(4,672)	(29,280)	35	(27,198)
Net assets at December 31, 2011	$ 45,758	$ 262,851	$ 383	$ 280,455

The accompanying notes are an integral part of these financial statements.

181

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING
	MidCap	SmallCap	SmallCap	International
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class I	Class S	Class I
Net assets at January 1, 2010	$ 472	$ 103,515	$ 122	$ 19,407

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	(228)	1	496
Total realized gain (loss) on investments and
capital gains distributions	(47)	(1,821)	(2)	52
Net unrealized appreciation (depreciation)
of investments	137	23,970	29	635
Net increase (decrease) in net assets from operations	93	21,921	28	1,183
Changes from contract transactions:
Total unit transactions	25	(2,526)	4	(439)
Net increase (decrease) in assets derived from
principal transactions	25	(2,526)	4	(439)
Total increase (decrease) in net assets	118	19,395	32	744
Net assets at December 31, 2010	590	122,910	154	20,151

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	(81)	-	315
Total realized gain (loss) on investments and
capital gains distributions	73	(2,304)	13	275
Net unrealized appreciation (depreciation)
of investments	(73)	509	(14)	(3,239)
Net increase (decrease) in net assets from operations	1	(1,876)	(1)	(2,649)
Changes from contract transactions:
Total unit transactions	(202)	(10,497)	28	51
Net increase (decrease) in assets derived from
principal transactions	(202)	(10,497)	28	51
Total increase (decrease) in net assets	(201)	(12,373)	27	(2,598)
Net assets at December 31, 2011	$ 389	$ 110,537	$ 181	$ 17,553

The accompanying notes are an integral part of these financial statements.

	182

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Russell™	ING Russell™
	ING	Large Cap	Large Cap	ING Russell™
	International	Growth Index	Growth Index	Large Cap
	Index Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class I	Class S	Class I
Net assets at January 1, 2010	$ 19	$ 2,772	$ 353	$ 9,692

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	(10)	-	252
Total realized gain (loss) on investments and
capital gains distributions	-	199	7	536
Net unrealized appreciation (depreciation)
of investments	(1)	163	48	385
Net increase (decrease) in net assets from operations	-	352	55	1,173
Changes from contract transactions:
Total unit transactions	(6)	717	100	852
Net increase (decrease) in assets derived from
principal transactions	(6)	717	100	852
Total increase (decrease) in net assets	(6)	1,069	155	2,025
Net assets at December 31, 2010	13	3,841	508	11,717

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	12	3	78
Total realized gain (loss) on investments and
capital gains distributions	-	358	75	400
Net unrealized appreciation (depreciation)
of investments	(2)	(231)	(64)	(256)
Net increase (decrease) in net assets from operations	(2)	139	14	222
Changes from contract transactions:
Total unit transactions	(4)	1,328	59	1,984
Net increase (decrease) in assets derived from
principal transactions	(4)	1,328	59	1,984
Total increase (decrease) in net assets	(6)	1,467	73	2,206
Net assets at December 31, 2011	$ 7	$ 5,308	$ 581	$ 13,923

The accompanying notes are an integral part of these financial statements.

	183

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Russell™	ING Russell™	ING Russell™
	ING Russell™	Large Cap	Large Cap	Mid Cap
	Large Cap	Value Index	Value Index	Growth Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class S
Net assets at January 1, 2010	$ -	$ 79	$ 1,952	$ 3,049

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	11	(22)
Total realized gain (loss) on investments and
capital gains distributions	-	13	310	120
Net unrealized appreciation (depreciation)
of investments	1	-	(124)	721
Net increase (decrease) in net assets from operations	1	13	197	819
Changes from contract transactions:
Total unit transactions	9	53	197	784
Net increase (decrease) in assets derived from
principal transactions	9	53	197	784
Total increase (decrease) in net assets	10	66	394	1,603
Net assets at December 31, 2010	10	145	2,346	4,652

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	13	(28)
Total realized gain (loss) on investments and
capital gains distributions	-	3	65	415
Net unrealized appreciation (depreciation)
of investments	-	(5)	(85)	(583)
Net increase (decrease) in net assets from operations	-	(2)	(7)	(196)
Changes from contract transactions:
Total unit transactions	(1)	41	456	751
Net increase (decrease) in assets derived from
principal transactions	(1)	41	456	751
Total increase (decrease) in net assets	(1)	39	449	555
Net assets at December 31, 2011	$ 9	$ 184	$ 2,795	$ 5,207

The accompanying notes are an integral part of these financial statements.

184

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Small	ING Small
	Mid Cap Index	Small Cap	Company	Company
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S
Net assets at January 1, 2010	$ 3,562	$ 1,962	$ 107,672	$ 118

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(20)	(16)	(469)	-
Total realized gain (loss) on investments and
capital gains distributions	216	122	(1,173)	-
Net unrealized appreciation (depreciation)
of investments	889	673	26,207	29
Net increase (decrease) in net assets from operations	1,085	779	24,565	29
Changes from contract transactions:
Total unit transactions	1,856	2,521	(2,577)	2
Net increase (decrease) in assets derived from
principal transactions	1,856	2,521	(2,577)	2
Total increase (decrease) in net assets	2,941	3,300	21,988	31
Net assets at December 31, 2010	6,503	5,262	129,660	149

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	16	(7)	(689)	(1)
Total realized gain (loss) on investments and
capital gains distributions	711	592	(232)	1
Net unrealized appreciation (depreciation)
of investments	(964)	(917)	(3,396)	(10)
Net increase (decrease) in net assets from operations	(237)	(332)	(4,317)	(10)
Changes from contract transactions:
Total unit transactions	1,518	1,798	(8,433)	45
Net increase (decrease) in assets derived from
principal transactions	1,518	1,798	(8,433)	45
Total increase (decrease) in net assets	1,281	1,466	(12,750)	35
Net assets at December 31, 2011	$ 7,784	$ 6,728	$ 116,910	$ 184

The accompanying notes are an integral part of these financial statements.

185

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING	ING
		International	International	ING MidCap
	ING U.S. Bond	Value	Value	Opportunities
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I
Net assets at January 1, 2010	$ 3,932	$ 105,099	$ 283	$ 12,935

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	78	1,145	4	(25)
Total realized gain (loss) on investments and
capital gains distributions	137	(21,063)	(34)	295
Net unrealized appreciation (depreciation)
of investments	(18)	20,244	34	4,338
Net increase (decrease) in net assets from operations	197	326	4	4,608
Changes from contract transactions:
Total unit transactions	1,234	(21,047)	(24)	6,068
Net increase (decrease) in assets derived from
principal transactions	1,234	(21,047)	(24)	6,068
Total increase (decrease) in net assets	1,431	(20,721)	(20)	10,676
Net assets at December 31, 2010	5,363	84,378	263	23,611

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	88	1,313	5	(279)
Total realized gain (loss) on investments and
capital gains distributions	159	(12,879)	(30)	483
Net unrealized appreciation (depreciation)
of investments	88	(145)	(13)	(1,052)
Net increase (decrease) in net assets from operations	335	(11,711)	(38)	(848)
Changes from contract transactions:
Total unit transactions	3,758	(10,650)	(15)	9,840
Net increase (decrease) in assets derived from
principal transactions	3,758	(10,650)	(15)	9,840
Total increase (decrease) in net assets	4,093	(22,361)	(53)	8,992
Net assets at December 31, 2011	$ 9,456	$ 62,017	$ 210	$ 32,603

The accompanying notes are an integral part of these financial statements.

186

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING MidCap	ING SmallCap	ING SmallCap	Invesco Mid
	Opportunities	Opportunities	Opportunities	Cap Core
	Portfolio -	Portfolio -	Portfolio -	Equity Fund -
	Class S	Class I	Class S	Class A
Net assets at January 1, 2010	$ 276	$ 11,898	$ 60	$ 2,312

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	(119)	(1)	(33)
Total realized gain (loss) on investments and
capital gains distributions	20	(211)	(1)	232
Net unrealized appreciation (depreciation)
of investments	470	4,549	44	301
Net increase (decrease) in net assets from operations	492	4,219	42	500
Changes from contract transactions:
Total unit transactions	1,746	4,584	111	2,303
Net increase (decrease) in assets derived from
principal transactions	1,746	4,584	111	2,303
Total increase (decrease) in net assets	2,238	8,803	153	2,803
Net assets at December 31, 2010	2,514	20,701	213	5,115

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(13)	(179)	-	(46)
Total realized gain (loss) on investments and
capital gains distributions	199	36	39	342
Net unrealized appreciation (depreciation)
of investments	(200)	104	(35)	(685)
Net increase (decrease) in net assets from operations	(14)	(39)	4	(389)
Changes from contract transactions:
Total unit transactions	(444)	1,336	(131)	165
Net increase (decrease) in assets derived from
principal transactions	(444)	1,336	(131)	165
Total increase (decrease) in net assets	(458)	1,297	(127)	(224)
Net assets at December 31, 2011	$ 2,056	$ 21,998	$ 86	$ 4,891

The accompanying notes are an integral part of these financial statements.

187

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			Invesco Global	Invesco U.S.
	Invesco Small	Invesco	Health Care	Small Cap
	Cap Growth	Endeavor	Fund - Investor	Value Fund -
	Fund - Class A	Fund - Class A	Class	Class Y
Net assets at January 1, 2010	$ 31	$ -	$ 164	$ 1,746

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(2)	15
Total realized gain (loss) on investments and
capital gains distributions	(2)	-	(3)	252
Net unrealized appreciation (depreciation)
of investments	10	-	11	693
Net increase (decrease) in net assets from operations	8	-	6	960
Changes from contract transactions:
Total unit transactions	3	-	13	3,129
Net increase (decrease) in assets derived from
principal transactions	3	-	13	3,129
Total increase (decrease) in net assets	11	-	19	4,089
Net assets at December 31, 2010	42	-	183	5,835

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(1)	-
Total realized gain (loss) on investments and
capital gains distributions	(1)	-	22	1,586
Net unrealized appreciation (depreciation)
of investments	(1)	-	(20)	(1,042)
Net increase (decrease) in net assets from operations	(2)	-	1	544
Changes from contract transactions:
Total unit transactions	(8)	-	(8)	(6,379)
Net increase (decrease) in assets derived from
principal transactions	(8)	-	(8)	(6,379)
Total increase (decrease) in net assets	(10)	-	(7)	(5,835)
Net assets at December 31, 2011	$ 32	$ -	$ 176	$ -

The accompanying notes are an integral part of these financial statements.

188

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			Invesco V.I.
	Invesco Van	Invesco Van	Capital	Invesco V.I.
	Kampen Small	Kampen Small	Appreciation	Core Equity
	Cap Value	Cap Value	Fund - Series I	Fund - Series I
	Fund - Class A	Fund - Class Y	Shares	Shares
Net assets at January 1, 2010	$ 72	$ -	$ 20,643	$ 38,603

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	-	(55)	(17)
Total realized gain (loss) on investments and
capital gains distributions	10	-	(232)	1,228
Net unrealized appreciation (depreciation)
of investments	8	-	3,102	1,794
Net increase (decrease) in net assets from operations	17	-	2,815	3,005
Changes from contract transactions:
Total unit transactions	31	-	(1,096)	(3,200)
Net increase (decrease) in assets derived from
principal transactions	31	-	(1,096)	(3,200)
Total increase (decrease) in net assets	48	-	1,719	(195)
Net assets at December 31, 2010	120	-	22,362	38,408

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	-	(186)	(21)
Total realized gain (loss) on investments and
capital gains distributions	17	348	(352)	961
Net unrealized appreciation (depreciation)
of investments	(25)	(1,714)	(1,345)	(1,201)
Net increase (decrease) in net assets from operations	(9)	(1,366)	(1,883)	(261)
Changes from contract transactions:
Total unit transactions	(29)	10,193	(1,478)	(3,357)
Net increase (decrease) in assets derived from
principal transactions	(29)	10,193	(1,478)	(3,357)
Total increase (decrease) in net assets	(38)	8,827	(3,361)	(3,618)
Net assets at December 31, 2011	$ 82	$ 8,827	$ 19,001	$ 34,790

The accompanying notes are an integral part of these financial statements.

189

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		Janus Aspen
	Janus Aspen	Series	Janus Aspen	Janus Aspen
	Series Balanced	Enterprise	Series Flexible	Series Janus
	Portfolio -	Portfolio -	Bond Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares
Net assets at January 1, 2010	$ 261	$ 327	$ 62	$ 84

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	(4)	1	-
Total realized gain (loss) on investments and
capital gains distributions	1	(2)	3	(1)
Net unrealized appreciation (depreciation)
of investments	13	78	-	11
Net increase (decrease) in net assets from operations	18	72	4	10
Changes from contract transactions:
Total unit transactions	(37)	(36)	-	(12)
Net increase (decrease) in assets derived from
principal transactions	(37)	(36)	-	(12)
Total increase (decrease) in net assets	(19)	36	4	(2)
Net assets at December 31, 2010	242	363	66	82

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	(4)	4	(1)
Total realized gain (loss) on investments and
capital gains distributions	2	8	2	(1)
Net unrealized appreciation (depreciation)
of investments	(5)	(11)	(3)	(3)
Net increase (decrease) in net assets from operations	-	(7)	3	(5)
Changes from contract transactions:
Total unit transactions	(91)	(34)	(4)	(20)
Net increase (decrease) in assets derived from
principal transactions	(91)	(34)	(4)	(20)
Total increase (decrease) in net assets	(91)	(41)	(1)	(25)
Net assets at December 31, 2011	$ 151	$ 322	$ 65	$ 57

The accompanying notes are an integral part of these financial statements.

190

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	Janus Aspen
	Series	Lazard
	Worldwide	Emerging	Lazard U.S.
	Portfolio -	Markets Equity	Mid Cap Equity
	Institutional	Portfolio - Open	Portfolio - Open	LKCM Aquinas
	Shares	Shares	Shares	Growth Fund
Net assets at January 1, 2010	$ 172	$ -	$ 1,162	$ 269

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	-	3	(3)
Total realized gain (loss) on investments and
capital gains distributions	(12)	-	16	2
Net unrealized appreciation (depreciation)
of investments	35	-	348	43
Net increase (decrease) in net assets from operations	22	-	367	42
Changes from contract transactions:
Total unit transactions	(30)	-	1,037	5
Net increase (decrease) in assets derived from		-
principal transactions	(30)	-	1,037	5
Total increase (decrease) in net assets	(8)	-	1,404	47
Net assets at December 31, 2010	164	-	2,566	316

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	-	(24)	(3)
Total realized gain (loss) on investments and		-
capital gains distributions	(5)	-	222	6
Net unrealized appreciation (depreciation)
of investments	(14)	-	(467)	-
Net increase (decrease) in net assets from operations	(20)	-	(269)	3
Changes from contract transactions:
Total unit transactions	(30)	-	1,496	(28)
Net increase (decrease) in assets derived from
principal transactions	(30)	-	1,496	(28)
Total increase (decrease) in net assets	(50)	-	1,227	(25)
Net assets at December 31, 2011	$ 114	$ -	$ 3,793	$ 291

The accompanying notes are an integral part of these financial statements.

	191

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	Loomis Sayles	Lord Abbett	Lord Abbett	Lord Abbett
	Small Cap	Developing	Core Fixed	Mid-Cap Value
	Value Fund -	Growth Fund,	Income Fund -	Fund, Inc. -
	Retail Class	Inc. - Class A	Class A	Class A
Net assets at January 1, 2010	$ 2,518	$ -	$ -	$ 1,054

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(14)	-	-	(7)
Total realized gain (loss) on investments and
capital gains distributions	125	-	-	(53)
Net unrealized appreciation (depreciation)
of investments	675	2	-	337
Net increase (decrease) in net assets from operations	786	2	-	277
Changes from contract transactions:
Total unit transactions	1,342	17	4	120
Net increase (decrease) in assets derived from
principal transactions	1,342	17	4	120
Total increase (decrease) in net assets	2,128	19	4	397
Net assets at December 31, 2010	4,646	19	4	1,451

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(62)	-	(1)	(11)
Total realized gain (loss) on investments and
capital gains distributions	282	4	1	(95)
Net unrealized appreciation (depreciation)
of investments	(505)	(7)	-	42
Net increase (decrease) in net assets from operations	(285)	(3)	-	(64)
Changes from contract transactions:
Total unit transactions	2,953	61	47	(44)
Net increase (decrease) in assets derived from
principal transactions	2,953	61	47	(44)
Total increase (decrease) in net assets	2,668	58	47	(108)
Net assets at December 31, 2011	$ 7,314	$ 77	$ 51	$ 1,343

The accompanying notes are an integral part of these financial statements.

192

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			Lord Abbett
	Lord Abbett	Lord Abbett	Series Fund -	Massachusetts
	Small-Cap	Fundamental	Mid-Cap Value	Investors
	Value Fund -	Equity Fund -	Portfolio -	Growth Stock
	Class A	Class A	Class VC	Fund - Class A
Net assets at January 1, 2010	$ 1,330	$ -	$ 88,200	$ 297

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(14)	-	(503)	-
Total realized gain (loss) on investments and
capital gains distributions	(12)	-	(6,284)	(2)
Net unrealized appreciation (depreciation)
of investments	371	-	26,448	48
Net increase (decrease) in net assets from operations	345	-	19,661	46
Changes from contract transactions:
Total unit transactions	76	-	(9,522)	28
Net increase (decrease) in assets derived from
principal transactions	76	-	(9,522)	28
Total increase (decrease) in net assets	421	-	10,139	74
Net assets at December 31, 2010	1,751	-	98,339	371

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(14)	-	(693)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(19)	1	(2,224)	-
Net unrealized appreciation (depreciation)
of investments	(57)	(4)	(1,714)	1
Net increase (decrease) in net assets from operations	(90)	(3)	(4,631)	-
Changes from contract transactions:
Total unit transactions	(523)	48	(2,760)	57
Net increase (decrease) in assets derived from
principal transactions	(523)	48	(2,760)	57
Total increase (decrease) in net assets	(613)	45	(7,391)	57
Net assets at December 31, 2011	$ 1,138	$ 45	$ 90,948	$ 428

The accompanying notes are an integral part of these financial statements.

193

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		Neuberger
	Neuberger	Berman Socially
	Berman Genesis	Responsive	New Perspective	New Perspective
	Fund® - Trust	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -
	Class	Class	Class R-3	Class R-4
Net assets at January 1, 2010	$ -	$ 3,772	$ 3,881	$ 59,419

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(38)	17	199
Total realized gain (loss) on investments and
capital gains distributions	-	(60)	(138)	(609)
Net unrealized appreciation (depreciation)
of investments	-	1,143	567	8,124
Net increase (decrease) in net assets from operations	-	1,045	446	7,714
Changes from contract transactions:
Total unit transactions	-	2,313	(77)	5,542
Net increase (decrease) in assets derived from
principal transactions	-	2,313	(77)	5,542
Total increase (decrease) in net assets	-	3,358	369	13,256
Net assets at December 31, 2010	-	7,130	4,250	72,675

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	(36)	14	114
Total realized gain (loss) on investments and
capital gains distributions	1	(63)	(102)	(887)
Net unrealized appreciation (depreciation)
of investments	(2)	(508)	(228)	(5,523)
Net increase (decrease) in net assets from operations	-	(607)	(316)	(6,296)
Changes from contract transactions:
Total unit transactions	66	3,854	(457)	683
Net increase (decrease) in assets derived from
principal transactions	66	3,854	(457)	683
Total increase (decrease) in net assets	66	3,247	(773)	(5,613)
Net assets at December 31, 2011	$ 66	$ 10,377	$ 3,477	$ 67,062

The accompanying notes are an integral part of these financial statements.

	194

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	Capital	Developing	Gold & Special	International
	Appreciation	Markets Fund -	Minerals Fund -	Bond Fund -
	Fund - Class A	Class A	Class A	Class A
Net assets at January 1, 2010	$ 538	$ 241,957	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(4)	(2,120)	3	1
Total realized gain (loss) on investments and
capital gains distributions	(53)	(4,373)	1	-
Net unrealized appreciation (depreciation)
of investments	88	70,004	(1)	-
Net increase (decrease) in net assets from operations	31	63,511	3	1
Changes from contract transactions:
Total unit transactions	(113)	20,247	35	51
Net increase (decrease) in assets derived from
principal transactions	(113)	20,247	35	51
Total increase (decrease) in net assets	(82)	83,758	38	52
Net assets at December 31, 2010	456	325,715	38	52

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(3)	2,028	-	5
Total realized gain (loss) on investments and
capital gains distributions	29	(5,198)	(5)	-
Net unrealized appreciation (depreciation)
of investments	(37)	(57,897)	(2)	(7)
Net increase (decrease) in net assets from operations	(11)	(61,067)	(7)	(2)
Changes from contract transactions:
Total unit transactions	(45)	(5,151)	(24)	84
Net increase (decrease) in assets derived from
principal transactions	(45)	(5,151)	(24)	84
Total increase (decrease) in net assets	(56)	(66,218)	(31)	82
Net assets at December 31, 2011	$ 400	$ 259,497	$ 7	$ 134

The accompanying notes are an integral part of these financial statements.

195

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		Oppenheimer		Oppenheimer
	Oppenheimer	Global Strategic	Oppenheimer	Main Street
	Global	Income	Main Street	Small- & Mid-
	Securities/VA	Fund/VA	Fund®/VA	Cap Fund®/VA
Net assets at January 1, 2010	$ 273	$ 104	$ 72	$ 8,067

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	8	-	(34)
Total realized gain (loss) on investments and
capital gains distributions	(10)	-	(2)	(440)
Net unrealized appreciation (depreciation)
of investments	46	6	12	2,334
Net increase (decrease) in net assets from operations	37	14	10	1,860
Changes from contract transactions:
Total unit transactions	(29)	(6)	(8)	297
Net increase (decrease) in assets derived from
principal transactions	(29)	(6)	(8)	297
Total increase (decrease) in net assets	8	8	2	2,157
Net assets at December 31, 2010	281	112	74	10,224

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	3	-	(34)
Total realized gain (loss) on investments and
capital gains distributions	(8)	2	(1)	(165)
Net unrealized appreciation (depreciation)
of investments	(13)	(5)	-	(85)
Net increase (decrease) in net assets from operations	(21)	-	(1)	(284)
Changes from contract transactions:
Total unit transactions	(53)	(6)	(8)	(706)
Net increase (decrease) in assets derived from
principal transactions	(53)	(6)	(8)	(706)
Total increase (decrease) in net assets	(74)	(6)	(9)	(990)
Net assets at December 31, 2011	$ 207	$ 106	$ 65	$ 9,234

The accompanying notes are an integral part of these financial statements.

196

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				PIMCO Real
	Oppenheimer	Parnassus	Pax World	Return
	Small- & Mid-	Equity Income	Balanced Fund -	Portfolio -
	Cap Growth	Fund - Investor	Individual	Administrative
	Fund/VA	Shares	Investor Class	Class
Net assets at January 1, 2010	$ 15	$ -	$ 54,186	$ 112,730

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	285	744
Total realized gain (loss) on investments and
capital gains distributions	(1)	-	(1,725)	2,208
Net unrealized appreciation (depreciation)
of investments	5	-	6,485	5,842
Net increase (decrease) in net assets from operations	4	-	5,045	8,794
Changes from contract transactions:
Total unit transactions	(4)	-	(6,511)	36,711
Net increase (decrease) in assets derived from
principal transactions	(4)	-	(6,511)	36,711
Total increase (decrease) in net assets	-	-	(1,466)	45,505
Net assets at December 31, 2010	15	-	52,720	158,235

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	147	7,747
Total realized gain (loss) on investments and
capital gains distributions	-	1	(565)	1,148
Net unrealized appreciation (depreciation)
of investments	1	4	(942)	8,188
Net increase (decrease) in net assets from operations	1	5	(1,360)	17,083
Changes from contract transactions:
Total unit transactions	(5)	37	(3,874)	26,594
Net increase (decrease) in assets derived from
principal transactions	(5)	37	(3,874)	26,594
Total increase (decrease) in net assets	(4)	42	(5,234)	43,677
Net assets at December 31, 2011	$ 11	$ 42	$ 47,486	$ 201,912

The accompanying notes are an integral part of these financial statements.

197

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			Pioneer
		Pioneer	Emerging	Pioneer High
	Pioneer High	Strategic	Markets VCT	Yield VCT
	Yield Fund -	Income Fund -	Portfolio -	Portfolio -
	Class A	Class A	Class I	Class I
Net assets at January 1, 2010	$ 4,675	$ -	$ 27,443	$ 19,842

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	224	-	(109)	948
Total realized gain (loss) on investments and
capital gains distributions	(182)	-	(4,253)	(334)
Net unrealized appreciation (depreciation)
of investments	687	-	7,974	2,684
Net increase (decrease) in net assets from operations	729	-	3,612	3,298
Changes from contract transactions:
Total unit transactions	(448)	-	(2,319)	(150)
Net increase (decrease) in assets derived from
principal transactions	(448)	-	(2,319)	(150)
Total increase (decrease) in net assets	281	-	1,293	3,148
Net assets at December 31, 2010	4,956	-	28,736	22,990

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	221	3	(143)	1,045
Total realized gain (loss) on investments and
capital gains distributions	(102)	2	(1,131)	(258)
Net unrealized appreciation (depreciation)
of investments	(203)	(6)	(4,864)	(1,515)
Net increase (decrease) in net assets from operations	(84)	(1)	(6,138)	(728)
Changes from contract transactions:
Total unit transactions	(513)	249	(4,926)	1,153
Net increase (decrease) in assets derived from
principal transactions	(513)	249	(4,926)	1,153
Total increase (decrease) in net assets	(597)	248	(11,064)	425
Net assets at December 31, 2011	$ 4,359	$ 248	$ 17,672	$ 23,415

The accompanying notes are an integral part of these financial statements.

198

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		Columbia	Columbia
	Pioneer Mid	Diversified	Diversified
	Cap Value VCT	Equity Income	Equity Income	Royce Total
	Portfolio -	Fund -	Fund -	Return Fund -
	Class I	Class R-3	Class R-4	Class K
Net assets at January 1, 2010	$ -	$ 233	$ 3,222	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1	21	-
Total realized gain (loss) on investments and
capital gains distributions	-	14	87	-
Net unrealized appreciation (depreciation)
of investments	-	2	529	-
Net increase (decrease) in net assets from operations	-	17	637	-
Changes from contract transactions:
Total unit transactions	-	(90)	1,470	-
Net increase (decrease) in assets derived from
principal transactions	-	(90)	1,470	-
Total increase (decrease) in net assets	-	(73)	2,107	-
Net assets at December 31, 2010	-	160	5,329	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1	45	-
Total realized gain (loss) on investments and
capital gains distributions	-	13	421	-
Net unrealized appreciation (depreciation)
of investments	-	(17)	(904)	-
Net increase (decrease) in net assets from operations	-	(3)	(438)	-
Changes from contract transactions:
Total unit transactions	-	(89)	972	-
Net increase (decrease) in assets derived from
principal transactions	-	(89)	972	-
Total increase (decrease) in net assets	-	(92)	534	-
Net assets at December 31, 2011	$ -	$ 68	$ 5,863	$ -

The accompanying notes are an integral part of these financial statements.

199

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	SMALLCAP	T. Rowe Price	T. Rowe Price	Templeton
	World Fund® -	Mid-Cap Value	Value Fund -	Foreign Fund -
	Class R-4	Fund - R Class	Advisor Class	Class A
Net assets at January 1, 2010	$ 2,698	$ 999	$ 109	$ 1,146

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	51	4	2	10
Total realized gain (loss) on investments and
capital gains distributions	565	(70)	(2)	(412)
Net unrealized appreciation (depreciation)
of investments	434	188	21	469
Net increase (decrease) in net assets from operations	1,050	122	21	67
Changes from contract transactions:
Total unit transactions	3,248	(318)	33	(110)
Net increase (decrease) in assets derived from
principal transactions	3,248	(318)	33	(110)
Total increase (decrease) in net assets	4,298	(196)	54	(43)
Net assets at December 31, 2010	6,996	803	163	1,103

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(45)	(2)	-	21
Total realized gain (loss) on investments and
capital gains distributions	362	25	(7)	8
Net unrealized appreciation (depreciation)
of investments	(1,543)	(65)	-	(196)
Net increase (decrease) in net assets from operations	(1,226)	(42)	(7)	(167)
Changes from contract transactions:
Total unit transactions	902	(136)	17	152
Net increase (decrease) in assets derived from
principal transactions	902	(136)	17	152
Total increase (decrease) in net assets	(324)	(178)	10	(15)
Net assets at December 31, 2011	$ 6,672	$ 625	$ 173	$ 1,088

The accompanying notes are an integral part of these financial statements.

200

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		Thornburg	USAA Precious
	Templeton	International	Metals and
	Global Bond	Value Fund -	Minerals Fund -	Diversified
	Fund - Class A	Class R4	Adviser Shares	Value Portfolio
Net assets at January 1, 2010	$ 155,610	$ -	$ -	$ 84

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8,320	-	-	1
Total realized gain (loss) on investments and
capital gains distributions	1,697	-	-	(3)
Net unrealized appreciation (depreciation)
of investments	9,811	-	-	8
Net increase (decrease) in net assets from operations	19,828	-	-	6
Changes from contract transactions:
Total unit transactions	32,356	-	-	(4)
Net increase (decrease) in assets derived from
principal transactions	32,356	-	-	(4)
Total increase (decrease) in net assets	52,184	-	-	2
Net assets at December 31, 2010	207,794	-	-	86

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	10,907	1	(18)	1
Total realized gain (loss) on investments and
capital gains distributions	4,488	-	471	(1)
Net unrealized appreciation (depreciation)
of investments	(22,866)	(9)	(1,523)	3
Net increase (decrease) in net assets from operations	(7,471)	(8)	(1,070)	3
Changes from contract transactions:
Total unit transactions	9,064	63	5,893	(7)
Net increase (decrease) in assets derived from
principal transactions	9,064	63	5,893	(7)
Total increase (decrease) in net assets	1,593	55	4,823	(4)
Net assets at December 31, 2011	$ 209,387	$ 55	$ 4,823	$ 82

The accompanying notes are an integral part of these financial statements.

201

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			Victory Small
		Small Company	Company
	Equity Income	Growth	Opportunity	Wanger
	Portfolio	Portfolio	Fund - Class R	International
Net assets at January 1, 2010	$ 225	$ 93	$ -	$ 14,434

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	(1)	-	361
Total realized gain (loss) on investments and
capital gains distributions	(5)	(6)	-	(557)
Net unrealized appreciation (depreciation)
of investments	36	32	-	4,600
Net increase (decrease) in net assets from operations	35	25	-	4,404
Changes from contract transactions:
Total unit transactions	43	(8)	-	7,060
Net increase (decrease) in assets derived from
principal transactions	43	(8)	-	7,060
Total increase (decrease) in net assets	78	17	-	11,464
Net assets at December 31, 2010	303	110	-	25,898

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	(1)	-	1,059
Total realized gain (loss) on investments and
capital gains distributions	(10)	(1)	-	425
Net unrealized appreciation (depreciation)
of investments	34	2	-	(5,864)
Net increase (decrease) in net assets from operations	28	-	-	(4,380)
Changes from contract transactions:
Total unit transactions	20	(18)	1	3,110
Net increase (decrease) in assets derived from
principal transactions	20	(18)	1	3,110
Total increase (decrease) in net assets	48	(18)	1	(1,270)
Net assets at December 31, 2011	$ 351	$ 92	$ 1	$ 24,628

The accompanying notes are an integral part of these financial statements.

202

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			Washington	Washington
			Mutual	Mutual
			Investors	Investors
			FundSM, Inc. -	FundSM, Inc. -
	Wanger Select	Wanger USA	Class R-3	Class R-4
Net assets at January 1, 2010	$ 68,682	$ 24,191	$ 4,173	$ 74,999

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(228)	(249)	58	1,052
Total realized gain (loss) on investments and
capital gains distributions	191	(533)	(226)	(1,504)
Net unrealized appreciation (depreciation)
of investments	19,678	6,881	658	9,427
Net increase (decrease) in net assets from operations	19,641	6,099	490	8,975
Changes from contract transactions:
Total unit transactions	14,547	5,606	(148)	(1,501)
Net increase (decrease) in assets derived from
principal transactions	14,547	5,606	(148)	(1,501)
Total increase (decrease) in net assets	34,188	11,705	342	7,474
Net assets at December 31, 2010	102,870	35,896	4,515	82,473

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,284	(341)	61	1,055
Total realized gain (loss) on investments and
capital gains distributions	115	3,042	(238)	(372)
Net unrealized appreciation (depreciation)
of investments	(19,640)	(4,528)	439	4,272
Net increase (decrease) in net assets from operations	(18,241)	(1,827)	262	4,955
Changes from contract transactions:
Total unit transactions	(6,253)	6,065	(312)	409
Net increase (decrease) in assets derived from
principal transactions	(6,253)	6,065	(312)	409
Total increase (decrease) in net assets	(24,494)	4,238	(50)	5,364
Net assets at December 31, 2011	$ 78,376	$ 40,134	$ 4,465	$ 87,837

The accompanying notes are an integral part of these financial statements.

203

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	Wells Fargo	Wells Fargo
	Advantage	Advantage
	Small Cap	Special Small
	Value Fund -	Cap Values
	Class A	Fund - Class A
Net assets at January 1, 2010	$ 88	$ 82,713

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(886)
Total realized gain (loss) on investments and
capital gains distributions	(2)	(4,905)
Net unrealized appreciation (depreciation)
of investments	20	22,926
Net increase (decrease) in net assets from operations	18	17,135
Changes from contract transactions:
Total unit transactions	12	(683)
Net increase (decrease) in assets derived from
principal transactions	12	(683)
Total increase (decrease) in net assets	30	16,452
Net assets at December 31, 2010	118	99,165

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	(932)
Total realized gain (loss) on investments and
capital gains distributions	(2)	(2,970)
Net unrealized appreciation (depreciation)
of investments	(9)	958
Net increase (decrease) in net assets from operations	(12)	(2,944)
Changes from contract transactions:
Total unit transactions	2	(7,155)
Net increase (decrease) in assets derived from
principal transactions	2	(7,155)
Total increase (decrease) in net assets	(10)	(10,099)
Net assets at December 31, 2011	$ 108	$ 89,066

The accompanying notes are an integral part of these financial statements.
204

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.	Organization

Variable Annuity Account C of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”). The
Company is an indirect wholly owned subsidiary of ING America Insurance Holdings,
Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware.
ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings, sales, or a combination thereof. On November 10, 2010, ING announced that ING and its U.S.
insurance affiliates, including the Company, are preparing for a base case of an initial public offering of the Company and its U.S.-based insurance and investment management affiliates.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2011, the Account had 295 investment divisions (the “Divisions”), 117 of which invest in independently managed mutual funds and 178 of which invest in mutual funds managed by affiliates, either ING Investments, LLC (“IIL”) or Directed
Services LLC (“DSL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2011 and related Trusts are as follows:

	The Alger Funds II:	Allianz Funds:
	Alger Green Fund - Class A	Allianz NFJ Dividend Value Fund - Class A
	AllianceBernstein Growth and Income Fund, Inc.:	Allianz NFJ Large-Cap Value Fund - Institutional
	AllianceBernstein Growth and Income Fund, Inc. -	Class
	Class A	Allianz NFJ Small-Cap Value Fund - Class A
	AllianceBernstein Variable Products Series Fund, Inc.:	Amana Mutual Funds Trust:
	AllianceBernstein Growth and Income Portfolio -	Amana Growth Fund
	Class A	Amana Income Fund

205

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

American Balanced Fund®, Inc.:	Fidelity® Variable Insurance Products:
American Balanced Fund® - Class R-3	Fidelity® VIP Equity-Income Portfolio - Initial Class
American Century Government Income Trust:	Fidelity® VIP Growth Portfolio - Initial Class
American Century Inflation-Adjusted Bond Fund -	Fidelity® VIP High Income Portfolio - Initial Class
Investor Class	Fidelity® VIP Overseas Portfolio - Initial Class
American Century Quantitative Equity Funds, Inc.:	Fidelity® Variable Insurance Products II:
American Century Income & Growth Fund - A Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
American Funds American Mutual Fund®:	Fidelity® VIP Index 500 Portfolio - Initial Class
American Funds American Mutual Fund® -	Fidelity® Variable Insurance Products III:
Class R-4**	Fidelity® VIP Mid Cap Portfolio - Initial Class
Ariel Investment Trust:	Fidelity® Variable Insurance Products V:
Ariel Appreciation Fund	Fidelity® VIP Asset ManagerSM Portfolio - Initial
Ariel Fund	Class
Artisan Funds, Inc.:	Franklin Mutual Series Fund Inc.:
Artisan International Fund - Investor Shares	Mutual Global Discovery Fund - Class R
Aston Funds:	Franklin Strategic Series:
Aston/Fairpointe Mid Cap Fund - Class N*	Franklin Small-Mid Cap Growth Fund - Class A
BlackRock Equity Dividend Fund:	Franklin Templeton Variable Insurance Products Trust:
BlackRock Equity Dividend Fund - Investor A	Franklin Small Cap Value Securities Fund - Class 2
Shares*	Fundamental InvestorsSM, Inc.:
BlackRock Mid Cap Value Opportunities Series, Inc.:	Fundamental InvestorsSM, Inc. - Class R-3
BlackRock Mid Cap Value Opportunities Fund -	Fundamental InvestorsSM, Inc. - Class R-4
Investor A Shares	The Growth Fund of America®, Inc.:
The Bond Fund of AmericaSM, Inc.:	The Growth Fund of America® - Class R-3
The Bond Fund of AmericaSM, Inc. - Class R-4	The Growth Fund of America® - Class R-4
Calvert Variable Series, Inc.:	Hartford Mutual Funds, Inc.:
Calvert VP SRI Balanced Portfolio	The Hartford Capital Appreciation Fund - Class R4*
Capital World Growth & Income FundSM, Inc.:	The Hartford Dividend And Growth Fund - Class R4*
Capital World Growth & Income FundSM, Inc. -	The Income Fund of America®, Inc.:
Class R-3	The Income Fund of America® - Class R-3
Cohen & Steers Realty Shares, Inc.:	ING Balanced Portfolio, Inc.:
Cohen & Steers Realty Shares**	ING Balanced Portfolio - Class I
Columbia Acorn Trust:	ING Equity Trust:
ColumbiaSM Acorn Fund® - Class A*	ING Real Estate Fund - Class A
ColumbiaSM Acorn Fund® - Class Z	ING Value Choice Fund - Class A**
Columbia Funds Series Trust:	ING Funds Trust:
Columbia Mid Cap Value Fund - Class A	ING GNMA Income Fund - Class A
Columbia Mid Cap Value Fund - Class Z	ING Intermediate Bond Fund - Class A
CRM Mutual Fund Trust:	ING Intermediate Bond Portfolio:
CRM Mid Cap Value Fund - Investor Shares	ING Intermediate Bond Portfolio - Class I
Dodge & Cox Funds:	ING Intermediate Bond Portfolio - Class S
Dodge & Cox International Stock Fund*	ING Investors Trust:
Dodge & Cox Stock Fund**	ING Artio Foreign Portfolio - Service Class
DWS Institutional Funds:	ING BlackRock Health Sciences Opportunities
DWS Equity 500 Index Fund - Class S	Portfolio - Service Class
Eaton Vance Special Investment Trust:	ING BlackRock Inflation Protected Bond Portfolio -
Eaton Vance Large-Cap Value Fund - Class R	Adviser Class**
EuroPacific Growth Fund®:	ING BlackRock Large Cap Growth Portfolio -
EuroPacific Growth Fund® - Class R-3	Institutional Class
EuroPacific Growth Fund® - Class R-4	ING BlackRock Large Cap Growth Portfolio - Service
Fidelity® Contrafund®:	Class
Fidelity® Advisor New Insights Fund - Institutional	ING BlackRock Large Cap Growth Portfolio -
Class*	Service 2 Class

206

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Investors Trust (continued):	ING Investors Trust (continued):
ING Clarion Global Real Estate Portfolio - Adviser	ING T. Rowe Price International Stock Portfolio -
Class**	Adviser Class
ING Clarion Global Real Estate Portfolio -	ING T. Rowe Price International Stock Portfolio -
Institutional Class	Service Class
ING Clarion Real Estate Portfolio - Adviser Class**	ING Templeton Global Growth Portfolio -
ING Clarion Real Estate Portfolio - Institutional Class	Institutional Class
ING Clarion Real Estate Portfolio - Service Class	ING Templeton Global Growth Portfolio - Service
ING FMRSM Diversified Mid Cap Portfolio - Service	Class
Class	ING U.S. Stock Index Portfolio - Institutional Class
ING FMRSM Diversified Mid Cap Portfolio - Service 2	ING Money Market Portfolio:
Class**	ING Money Market Portfolio - Class I
ING Global Resources Portfolio - Adviser Class**	ING Mutual Funds:
ING Global Resources Portfolio - Institutional Class	ING Global Real Estate Fund - Class A
ING Global Resources Portfolio - Service Class	ING International Capital Appreciation Fund - Class I
ING Invesco Van Kampen Growth and Income	ING International SmallCap Multi-Manager Fund -
Portfolio - Service Class	Class A
ING JPMorgan Emerging Markets Equity Portfolio -	ING Partners, Inc.:
Adviser Class	ING American Century Small-Mid Cap Value
ING JPMorgan Emerging Markets Equity Portfolio -	Portfolio - Adviser Class
Institutional Class	ING American Century Small-Mid Cap Value
ING JPMorgan Emerging Markets Equity Portfolio -	Portfolio - Initial Class**
Service Class	ING American Century Small-Mid Cap Value
ING JPMorgan Small Cap Core Equity Portfolio -	Portfolio - Service Class
Adviser Class**	ING Baron Small Cap Growth Portfolio - Adviser
ING JPMorgan Small Cap Core Equity Portfolio -	Class
Service Class	ING Baron Small Cap Growth Portfolio - Service
ING Large Cap Growth Portfolio - Adviser Class**	Class
ING Large Cap Growth Portfolio - Institutional	ING Columbia Small Cap Value II Portfolio - Adviser
Class**	Class
ING Large Cap Growth Portfolio - Service Class	ING Columbia Small Cap Value II Portfolio - Service
ING Large Cap Value Portfolio - Institutional Class	Class
ING Large Cap Value Portfolio - Service Class	ING Davis New York Venture Portfolio - Service
ING Marsico Growth Portfolio - Institutional Class	Class
ING Marsico Growth Portfolio - Service Class	ING Fidelity® VIP Mid Cap Portfolio - Service Class
ING MFS Total Return Portfolio - Adviser Class	ING Global Bond Portfolio - Adviser Class
ING MFS Total Return Portfolio - Institutional Class	ING Global Bond Portfolio - Initial Class
ING MFS Total Return Portfolio - Service Class	ING Global Bond Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class	ING Index Solution 2015 Portfolio - Initial Class**
ING Morgan Stanley Global Franchise Portfolio -	ING Index Solution 2015 Portfolio - Service Class*
Adviser Class**	ING Index Solution 2015 Portfolio - Service 2 Class*
ING PIMCO High Yield Portfolio - Adviser Class**	ING Index Solution 2025 Portfolio - Initial Class**
ING PIMCO High Yield Portfolio - Institutional Class	ING Index Solution 2025 Portfolio - Service Class*
ING PIMCO High Yield Portfolio - Service Class	ING Index Solution 2025 Portfolio - Service 2 Class*
ING Pioneer Fund Portfolio - Institutional Class	ING Index Solution 2035 Portfolio - Initial Class**
ING Pioneer Fund Portfolio - Service Class	ING Index Solution 2035 Portfolio - Service Class*
ING Pioneer Mid Cap Value Portfolio - Institutional	ING Index Solution 2035 Portfolio - Service 2 Class*
Class	ING Index Solution 2045 Portfolio - Initial Class**
ING Pioneer Mid Cap Value Portfolio - Service Class	ING Index Solution 2045 Portfolio - Service Class*
ING T. Rowe Price Capital Appreciation Portfolio -	ING Index Solution 2045 Portfolio - Service 2 Class*
Adviser Class**	ING Index Solution 2055 Portfolio - Initial Class**
ING T. Rowe Price Capital Appreciation Portfolio -	ING Index Solution 2055 Portfolio - Service Class*
Service Class	ING Index Solution 2055 Portfolio - Service 2 Class*
ING T. Rowe Price Equity Income Portfolio - Adviser	ING Index Solution Income Portfolio - Service
Class	Class**
ING T. Rowe Price Equity Income Portfolio - Service	ING Index Solution Income Portfolio - Service 2
Class	Class*

207

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Partners, Inc. (continued):	ING Partners, Inc. (continued):
ING Invesco Van Kampen Comstock Portfolio -	ING Templeton Foreign Equity Portfolio - Initial
Adviser Class	Class
ING Invesco Van Kampen Comstock Portfolio -	ING Templeton Foreign Equity Portfolio - Service
Service Class	Class
ING Invesco Van Kampen Equity and Income	ING Thornburg Value Portfolio - Adviser Class
Portfolio - Adviser Class	ING Thornburg Value Portfolio - Initial Class
ING Invesco Van Kampen Equity and Income	ING UBS U.S. Large Cap Equity Portfolio - Adviser
Portfolio - Initial Class	Class
ING Invesco Van Kampen Equity and Income	ING UBS U.S. Large Cap Equity Portfolio - Initial
Portfolio - Service Class	Class
ING JPMorgan Mid Cap Value Portfolio - Adviser	ING UBS U.S. Large Cap Equity Portfolio - Service
Class	Class
ING JPMorgan Mid Cap Value Portfolio - Service	ING Series Fund, Inc.:
Class	ING Core Equity Research Fund - Class A
ING Oppenheimer Global Portfolio - Adviser Class	ING Strategic Allocation Portfolios, Inc.:
ING Oppenheimer Global Portfolio - Initial Class	ING Strategic Allocation Conservative Portfolio -
ING Oppenheimer Global Portfolio - Service Class	Class I
ING PIMCO Total Return Portfolio - Adviser Class	ING Strategic Allocation Growth Portfolio - Class I
ING PIMCO Total Return Portfolio - Initial Class**	ING Strategic Allocation Moderate Portfolio - Class I
ING PIMCO Total Return Portfolio - Service Class	ING Variable Funds:
ING Pioneer High Yield Portfolio - Initial Class	ING Growth and Income Portfolio - Class A
ING Pioneer High Yield Portfolio - Service Class	ING Growth and Income Portfolio - Class I
ING Solution 2015 Portfolio - Adviser Class	ING Growth and Income Portfolio - Class S
ING Solution 2015 Portfolio - Service Class	ING Variable Insurance Trust:
ING Solution 2015 Portfolio - Service 2 Class*	ING GET U.S. Core Portfolio - Series 7
ING Solution 2025 Portfolio - Adviser Class	ING GET U.S. Core Portfolio - Series 8
ING Solution 2025 Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 9
ING Solution 2025 Portfolio - Service 2 Class*	ING GET U.S. Core Portfolio - Series 10
ING Solution 2035 Portfolio - Adviser Class	ING GET U.S. Core Portfolio - Series 11
ING Solution 2035 Portfolio - Service Class	ING Variable Portfolios, Inc.:
ING Solution 2035 Portfolio - Service 2 Class*	ING BlackRock Science and Technology
ING Solution 2045 Portfolio - Adviser Class	Opportunities Portfolio - Adviser Class**
ING Solution 2045 Portfolio - Service Class	ING BlackRock Science and Technology
ING Solution 2045 Portfolio - Service 2 Class*	Opportunities Portfolio - Class I
ING Solution 2055 Portfolio - Service Class*	ING Index Plus LargeCap Portfolio - Class I
ING Solution 2055 Portfolio - Service 2 Class*	ING Index Plus LargeCap Portfolio - Class S
ING Solution Growth Portfolio - Service Class	ING Index Plus MidCap Portfolio - Class I
ING Solution Income Portfolio - Adviser Class	ING Index Plus MidCap Portfolio - Class S
ING Solution Income Portfolio - Service Class	ING Index Plus SmallCap Portfolio - Class I
ING Solution Income Portfolio - Service 2 Class*	ING Index Plus SmallCap Portfolio - Class S
ING Solution Moderate Portfolio - Service Class	ING International Index Portfolio - Class I
ING T. Rowe Price Diversified Mid Cap Growth	ING International Index Portfolio - Class S
Portfolio - Adviser Class	ING Russell™ Large Cap Growth Index Portfolio -
ING T. Rowe Price Diversified Mid Cap Growth	Class I
Portfolio - Initial Class	ING Russell™ Large Cap Growth Index Portfolio -
ING T. Rowe Price Diversified Mid Cap Growth	Class S
Portfolio - Service Class	ING Russell™ Large Cap Index Portfolio - Class I
ING T. Rowe Price Growth Equity Portfolio - Adviser	ING Russell™ Large Cap Index Portfolio - Class S*
Class	ING Russell™ Large Cap Value Index Portfolio -
ING T. Rowe Price Growth Equity Portfolio - Initial	Class I
Class	ING Russell™ Large Cap Value Index Portfolio -
ING T. Rowe Price Growth Equity Portfolio - Service	Class S
Class	ING Russell™ Mid Cap Growth Index Portfolio -
ING Templeton Foreign Equity Portfolio - Adviser	Class S
Class	ING Russell™ Mid Cap Index Portfolio - Class I

208

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Variable Portfolios, Inc. (continued):	Massachusetts Investors Growth Stock Fund:
ING Russell™ Small Cap Index Portfolio - Class I	Massachusetts Investors Growth Stock Fund - Class A
ING Small Company Portfolio - Class I	Neuberger Berman Equity Funds®:
ING Small Company Portfolio - Class S	Neuberger Berman Genesis Fund® - Trust Class**
ING U.S. Bond Index Portfolio - Class I	Neuberger Berman Socially Responsive Fund® -
ING Variable Products Trust:	Trust Class
ING International Value Portfolio - Class I	New Perspective Fund®, Inc.:
ING International Value Portfolio - Class S	New Perspective Fund®, Inc. - Class R-3
ING MidCap Opportunities Portfolio - Class I	New Perspective Fund®, Inc. - Class R-4
ING MidCap Opportunities Portfolio - Class S	Oppenheimer Capital Appreciation Fund:
ING SmallCap Opportunities Portfolio - Class I	Oppenheimer Capital Appreciation Fund - Class A
ING SmallCap Opportunities Portfolio - Class S	Oppenheimer Developing Markets Fund:
Invesco Growth Series:	Oppenheimer Developing Markets Fund - Class A
Invesco Mid Cap Core Equity Fund - Class A	Oppenheimer Gold & Special Minerals Fund:
Invesco Small Cap Growth Fund - Class A	Oppenheimer Gold & Special Minerals Fund -
Invesco Investment Funds:	Class A*
Invesco Endeavor Fund - Class A**	Oppenheimer International Bond Fund:
Invesco Global Health Care Fund - Investor Class	Oppenheimer International Bond Fund - Class A*
Invesco Sector Funds:	Oppenheimer Variable Account Funds:
Invesco Van Kampen Small Cap Value Fund -	Oppenheimer Global Securities/VA
Class A	Oppenheimer Global Strategic Income Fund/VA
Invesco Van Kampen Small Cap Value Fund -	Oppenheimer Main Street Fund®/VA
Class Y**	Oppenheimer Main Street Small- & Mid-Cap
Invesco Variable Insurance Funds:	Fund®/VA
Invesco V.I. Capital Appreciation Fund - Series I	Oppenheimer Small- & Mid-Cap Growth Fund/VA
Shares	Parnassus Income Funds:
Invesco V.I. Core Equity Fund - Series I Shares	Parnassus Equity Income Fund - Investor Shares**
Janus Aspen Series:	Pax World Funds Series Trust I:
Janus Aspen Series Balanced Portfolio - Institutional	Pax World Balanced Fund - Individual Investor Class
Shares	PIMCO Variable Insurance Trust:
Janus Aspen Series Enterprise Portfolio - Institutional	PIMCO Real Return Portfolio - Administrative Class
Shares	Pioneer High Yield Fund:
Janus Aspen Series Flexible Bond Portfolio -	Pioneer High Yield Fund - Class A
Institutional Shares	Pioneer Strategic Income Fund:
Janus Aspen Series Janus Portfolio - Institutional	Pioneer Strategic Income Fund - Class A**
Shares	Pioneer Variable Contracts Trust:
Janus Aspen Series Worldwide Portfolio -	Pioneer Emerging Markets VCT Portfolio - Class I
Institutional Shares	Pioneer High Yield VCT Portfolio - Class I
The Lazard Funds, Inc.:	Pioneer Mid Cap Value VCT Portfolio - Class I**
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	RiverSource® Investment Series, Inc.:
LKCM Funds:	Columbia Diversified Equity Income Fund -
LKCM Aquinas Growth Fund	Class R-3
Loomis Sayles Funds I:	Columbia Diversified Equity Income Fund -
Loomis Sayles Small Cap Value Fund - Retail Class	Class R-4
Lord Abbett Developing Growth Fund, Inc.:	The Royce Fund:
Lord Abbett Developing Growth Fund, Inc. - Class A*	Royce Total Return Fund - Class K**
Lord Abbett Investment Trust:	SmallCap World Fund, Inc.:
Lord Abbett Core Fixed Income Fund - Class A*	SMALLCAP World Fund® - Class R-4
Lord Abbett Mid Cap Value Fund, Inc.:	T. Rowe Price Mid-Cap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	T. Rowe Price Mid-Cap Value Fund - R Class
Lord Abbett Research Fund, Inc.:	T. Rowe Price Value Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	T. Rowe Price Value Fund - Advisor Class
Lord Abbett Securities Trust:	Templeton Funds, Inc.:
Lord Abbett Fundamental Equity Fund - Class A**	Templeton Foreign Fund - Class A
Lord Abbett Series Fund, Inc.:	Templeton Income Trust:
Lord Abbett Series Fund - Mid-Cap Value Portfolio -	Templeton Global Bond Fund - Class A
Class VC

209

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Thornburg Investment Trust:	Washington Mutual Investors FundSM, Inc.:
Thornburg International Value Fund - Class R4**	Washington Mutual Investors FundSM, Inc. -
USAA Investment Trust:	Class R-3
USAA Precious Metals and Minerals Fund - Adviser	Washington Mutual Investors FundSM, Inc. -
Shares**	Class R-4
Vanguard® Variable Insurance Fund:	Wells Fargo Funds Trust:
Diversified Value Portfolio	Wells Fargo Advantage Small Cap Value Fund -
Equity Income Portfolio	Class A
Small Company Growth Portfolio	Wells Fargo Advantage Special Small Cap Values
The Victory Portfolios:	Fund - Class A
Victory Small Company Opportunity Fund -
Class R**
Wanger Advisors Trust:	* Division added to the list in 2010
Wanger International	** Division added to the list in 2011
Wanger Select
Wanger USA

The names of certain Divisions were changed during 2011. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Aston Funds:	Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N	Aston/Optimum Mid Cap Fund - Class N
ING Investors Trust:	ING Investors Trust:
ING BlackRock Health Sciences Opportunities	ING Wells Fargo HealthCare Portfolio - Service
Portfolio - Service Class	Class
ING Core Growth and Income Portfolio - Service	ING Janus Contrarian Portfolio - Service Class
Class
ING Invesco Van Kampen Growth and Income	ING Van Kampen Growth and Income Portfolio -
Portfolio - Service Class	Service Class
ING Large Cap Value Portfolio - Institutional Class	ING Pioneer Equity Income Portfolio - Institutional
Class
ING Large Cap Value Portfolio - Service Class	ING Pioneer Equity Income Portfolio - Service Class
ING T. Rowe Price International Stock Portfolio -	ING Marsico International Opportunities Portfolio -
Adviser Class	Adviser Class
ING T. Rowe Price International Stock Portfolio -	ING Marsico International Opportunities Portfolio -
Service Class	Service Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Columbia Small Cap Value II Portfolio -	ING Columbia Small Cap Value Portfolio - Adviser
Adviser Class	Class
ING Columbia Small Cap Value II Portfolio - Service	ING Columbia Small Cap Value Portfolio - Service
Class	Class
ING Global Bond Portfolio - Adviser Class	ING Oppenheimer Global Strategic Income
Portfolio - Adviser Class
ING Global Bond Portfolio - Initial Class	ING Oppenheimer Global Strategic Income
Portfolio - Initial Class
ING Global Bond Portfolio - Service Class	ING Oppenheimer Global Strategic Income
Portfolio - Service Class
ING Invesco Van Kampen Comstock Portfolio -	ING Van Kampen Comstock Portfolio - Adviser
Adviser Class	Class
ING Invesco Van Kampen Comstock Portfolio -	ING Van Kampen Comstock Portfolio - Service
Service Class	Class
ING Invesco Van Kampen Equity and Income	ING Van Kampen Equity and Income Portfolio -
Portfolio - Adviser Class	Adviser Class

210

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Current Name	Former Name
ING Partners, Inc. (continued):	ING Partners, Inc. (continued):
ING Invesco Van Kampen Equity and Income	ING Van Kampen Equity and Income Portfolio -
Portfolio - Initial Class	Initial Class
ING Invesco Van Kampen Equity and Income	ING Van Kampen Equity and Income Portfolio -
Portfolio - Service Class	Service Class
Oppenheimer Variable Account Funds:	Oppenheimer Variable Account Funds:
Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Strategic Bond Fund/VA
Oppenheimer Main Street Small- & Mid-Cap	Oppenheimer Main Street Small Cap Fund®/VA
Fund®/VA

During 2011, the following Divisions were closed to contractowners:

ING Investors Trust:
ING Core Growth and Income Portfolio - Service Class
ING Lord Abbett Growth and Income Portfolio - Institutional Class
ING Lord Abbett Growth and Income Portfolio - Service Class
ING Partners, Inc.:
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Adviser Class
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service Class
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5
ING GET U.S. Core Portfolio - Series 6
Invesco Sector Funds:
Invesco U.S. Small Cap Value Fund - Class Y
The Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares

The following Divisions were offered during 2011, but had no activity as of
December 31, 2011:

The Alger Funds:	MainStay Funds:
Alger Capital Appreciation Fund - Class A	Mainstay Large Cap Growth Fund - Class R3
AllianceBernstein Growth and Income Fund, Inc.:	Neuberger Berman Equity Funds®:
AllianceBernstein Growth and Income Fund - Class A	Neuberger Berman Genesis Fund - Advisor Class
Fidelity® Variable Insurance Products III:	RiverSource® High Yield Income Series, Inc.:
Fidelity® Mid Cap Portfolio - Initial Class	Columbia High Yield Bond Fund - Class R3
Franklin Mutual Series Fund, Inc.:	T. Rowe Price Science and Technology Fund, Inc.:
Mutual Global Discovery Fund - Class R	T. Rowe Price Science and Technology Fund - Advisor
Franklin Strategic Series:	Class
Franklin Small-Mid Cap Growth Fund - Class A	Templeton Fund, Inc.:
ING Equity Trust:	Templeton Foreign Fund - Class A
ING Growth Opportunities Fund - Class A	Vanguard® Index Funds:
ING Investors Trust:	Vanguard® 500 Index Fund - Investor Shares
ING Limited Maturity Bond Portfolio - Adviser Class
ING DFA Global Allocation Portfolio - Adviser Class
ING Marsico Growth Portfolio - Adviser Class
ING Partners, Inc.:
ING Solution 2055 Portfolio - Adviser Class
ING Index Solution 2035 Portfolio - Adviser Class
ING Index Solution Income Portfolio - Initial Class

211

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and

212

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and
Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2011 and for the years ended
December 31, 2011 and 2010, were issued.

3.	Recently Adopted Accounting Standards

Improving Disclosures about Fair Value Measurements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2010-06, “Fair Value Measurements and Disclosure (Topic
820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
Fair value measurement disclosures for each Class of assets and liabilities (i.e., disaggregated); and
Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Account on January 1, 2010, except for the disclosures related to the Level 3 reconciliation, which were adopted by the
Account on January 1, 2011. The Account determined, however, that there was no effect on the Account’s disclosures, as the guidance is consistent with that previously applied by the Account and the Account has no Level 3 financial assets or liabilities. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the
Account’s net assets and results of operations.

213

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

4.	Financial Instruments

The Account invests assets in shares of open-end mutual funds and funds of funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock
Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2011 and 2010, respectively, based on the priority of the inputs to the valuation technique below. The
Account had no financial liabilities as of December 31, 2011.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

	§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
	§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
		a)	Quoted prices for similar assets or liabilities in active markets;
		b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
		c)	Inputs other than quoted market prices that are observable; and
		d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
	§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

214

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

5.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is generally deducted at an annual rate of up to 1.75% of the assets attributable to the Contracts. In addition, a subaccount administrative adjustment charge of up to 0.80% may be charged as specified in the Contract.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $240 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.25% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds.

For certain Contracts, an additional annual charge of 1.00% is deducted daily from the accumulation value of Contracts for contractowners who select the Five-Year Guaranteed
Minimum Income feature.

215

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

6.	Related Party Transactions

During the year ended December 31, 2011, management and service fees were paid to
DSL, an affiliate of the Company, in its capacity as investment adviser to ING Partners,
Inc. and ING Investors Trust. The Trusts’ advisory agreements provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund.

Management and service fees were also paid indirectly to IIL, an affiliate of the
Company, in its capacity as investment adviser to the ING Balanced Portfolio, Inc., ING
Equity Trust, ING Funds Trust, ING Intermediate Bond Portfolio, ING Money Market
Portfolio, ING Mutual Funds, ING Series Fund, Inc., ING Strategic Allocation Portfolios,
Inc., ING Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc.,
and ING Variable Products Trust. The annual fee rate ranged from 0.08% to 0.97% of the average net assets of each respective Fund.

216

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
The Alger Funds II:
Alger Green Fund - Class A	$ 445	$ 343	$ 1,077	$ 655
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A	43	71	45	71
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	90	96	52	82
Allianz Funds:
Allianz NFJ Dividend Value Fund - Class A	30	112	132	34
Allianz NFJ Large-Cap Value Fund - Institutional Class	1,800	569	1,141	602
Allianz NFJ Small-Cap Value Fund - Class A	113	106	133	380
Amana Mutual Funds Trust:
Amana Growth Fund	12,703	2,211	10,748	405
Amana Income Fund	13,815	2,723	17,199	863
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	846	1,394	880	1,102
American Century Government Income Trust:
American Century Inflation-Adjusted Bond Fund - Investor Class	29,742	5,412	12,112	3,469
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	720	552	590	700
American Funds American Mutual Fund®:
American Funds American Mutual Fund® - Class R-4	6	-	-	-
Ariel Investment Trust:
Ariel Appreciation Fund	238	310	173	95
Ariel Fund	2,959	1,923	1,665	853
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	1,321	915	1,482	921
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N	3,887	783	2,834	186
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	307	12	165	-
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	4,738	1,679	4,883	1,195
The Bond Fund of AmericaSM, Inc.:
The Bond Fund of AmericaSM, Inc. - Class R-4	3,130	2,360	4,391	2,376
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	2,823	5,464	2,530	4,029
Capital World Growth & Income FundSM, Inc.:
Capital World Growth & Income FundSM, Inc. - Class R-3	132	33	336	16
Cohen & Steers Realty Shares, Inc.
Cohen & Steers Realty Shares	1,055	378	-	-
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class A	75	8	8	-
ColumbiaSM Acorn Fund® - Class Z	6,530	1,679	4,760	1,045

217

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	$ 884	$ 750	$ 988	$729
Columbia Mid Cap Value Fund - Class Z	4,650	1,764	1,928	907
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	47	36	227	105
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	142	2	4	-
Dodge & Cox Stock Fund	27	1	-	-
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	79	29	75	9
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	13	3	50	30
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	1,138	2,613	1,803	1,385
EuroPacific Growth Fund® - Class R-4	18,879	21,672	27,961	15,026
Fidelity® Contrafund®:
Fidelity® Advisor New Insights Fund - Institutional Class	275	47	34	-
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	14,176	34,510	12,832	28,856
Fidelity® VIP Growth Portfolio - Initial Class	10,639	20,845	7,280	15,084
Fidelity® VIP High Income Portfolio - Initial Class	3,529	3,480	3,380	2,953
Fidelity® VIP Overseas Portfolio - Initial Class	3,593	5,391	2,743	5,611
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	43,237	78,072	41,318	97,150
Fidelity® VIP Index 500 Portfolio - Initial Class	9,756	10,264	8,482	7,657
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	2,985	3,158	3,509	1,148
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	2,074	2,159	1,389	1,777
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R	491	1,341	587	374
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	145	90	91	121
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	12,148	17,521	20,129	10,984
Fundamental InvestorsSM, Inc.:
Fundamental InvestorsSM, Inc. - Class R-3	431	98	357	148
Fundamental InvestorsSM, Inc. - Class R-4	5,638	3,952	8,555	1,812
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	1,319	3,645	2,615	2,081
The Growth Fund of America® - Class R-4	13,350	39,080	26,374	21,746
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	233	202	258	84
The Hartford Dividend And Growth Fund - Class R4	30	51	74	33
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	461	312	478	436

218

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	$ 12,602	$ 48,231	$ 12,862	$ 42,425
ING Equity Trust:
ING Real Estate Fund - Class A	638	675	310	331
ING Value Choice Fund - Class A	3	-	-	-
ING Funds Trust:
ING GNMA Income Fund - Class A	1,377	1,434	2,022	2,180
ING Intermediate Bond Fund - Class A	934	1,739	880	782
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	40,019	47,029	46,058	59,238
ING Intermediate Bond Portfolio - Class S	472	64	207	58
ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	1,381	5,944	1,451	7,415
ING BlackRock Health Sciences Opportunities Portfolio - Service
Class	3,950	2,949	1,650	1,955
ING BlackRock Inflation Protected Bond Portfolio - Adviser Class	74	-	-	-
ING BlackRock Large Cap Growth Portfolio - Institutional Class	10,576	11,125	3,507	7,645
ING BlackRock Large Cap Growth Portfolio - Service Class	684	281	261	242
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	97	51	67	47
ING Clarion Global Real Estate Portfolio - Adviser Class	3	1	-	-
ING Clarion Global Real Estate Portfolio - Institutional Class	9,333	8,020	11,324	5,712
ING Clarion Real Estate Portfolio - Adviser Class	17	-	-	-
ING Clarion Real Estate Portfolio - Institutional Class	1,476	1,218	1,933	1,599
ING Clarion Real Estate Portfolio - Service Class	10,190	6,754	13,022	5,105
ING Core Growth and Income Portfolio - Service Class	1,627	21,233	8,194	1,752
ING FMRSM Diversified Mid Cap Portfolio - Service Class	12,205	4,971	11,909	1,974
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	15	1	-	-
ING Global Resources Portfolio - Adviser Class	2	-	-	-
ING Global Resources Portfolio - Institutional Class	-	-	-	-
ING Global Resources Portfolio - Service Class	22,214	19,089	16,350	12,441
ING Invesco Van Kampen Growth and Income Portfolio - Service
Class	3,026	4,324	4,262	3,126
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	77	114	313	363
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	4,472	7,938	7,456	8,090
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	3,295	6,275	6,144	6,297
ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class	8	-	-	-
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	3,035	739	2,673	894
ING Large Cap Growth Portfolio - Adviser Class	148	27	-	-
ING Large Cap Growth Portfolio - Institutional Class	149,451	9,464	-	-
ING Large Cap Growth Portfolio - Service Class	1,580	4,520	2,927	425
ING Large Cap Value Portfolio - Institutional Class	98,178	26,941	9,478	16,081
ING Large Cap Value Portfolio - Service Class	902	86	-	-
ING Lord Abbett Growth and Income Portfolio - Institutional Class	424	90,799	5,318	8,949
ING Lord Abbett Growth and Income Portfolio - Service Class	7	834	69	44

219

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING Marsico Growth Portfolio - Institutional Class	$ 2,144	$ 2,339	$ 1,987	$ 1,591
ING Marsico Growth Portfolio - Service Class	328	270	128	24
ING MFS Total Return Portfolio - Adviser Class	192	125	122	34
ING MFS Total Return Portfolio - Institutional Class	4,067	8,112	2,563	6,221
ING MFS Total Return Portfolio - Service Class	2,197	3,036	2,011	4,031
ING MFS Utilities Portfolio - Service Class	8,099	4,185	4,691	4,602
ING Morgan Stanley Global Franchise Portfolio - Adviser Class	14	-	-	-
ING PIMCO High Yield Portfolio - Adviser Class	30	1	-	-
ING PIMCO High Yield Portfolio - Institutional Class	5,642	2,091	5,129	1,958
ING PIMCO High Yield Portfolio - Service Class	8,202	4,672	9,782	2,636
ING Pioneer Fund Portfolio - Institutional Class	2,575	2,145	4,928	1,747
ING Pioneer Fund Portfolio - Service Class	123	286	89	26
ING Pioneer Mid Cap Value Portfolio - Institutional Class	5,681	13,012	5,865	9,467
ING Pioneer Mid Cap Value Portfolio - Service Class	101	102	81	91
ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class	196	43	-	-
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	58,516	18,096	68,540	9,464
ING T. Rowe Price Equity Income Portfolio - Adviser Class	353	212	226	419
ING T. Rowe Price Equity Income Portfolio - Service Class	9,275	12,421	11,416	28,389
ING T. Rowe Price International Stock Portfolio - Adviser Class	23	5	6	111
ING T. Rowe Price International Stock Portfolio - Service Class	1,431	1,425	1,262	2,587
ING Templeton Global Growth Portfolio - Institutional Class	162	134	123	166
ING Templeton Global Growth Portfolio - Service Class	1,477	974	765	805
ING U.S. Stock Index Portfolio - Institutional Class	1,674	476	1,599	218
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	92,669	93,318	52,050	112,992
ING Mutual Funds:
ING Global Real Estate Fund - Class A	27	6	21	3
ING International Capital Appreciation Fund - Class I	-	10	8	1
ING International SmallCap Multi-Manager Fund - Class A	166	532	213	446
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Adviser Class	50	9	35	23
ING American Century Small-Mid Cap Value Portfolio - Initial Class	5	-	-	-
ING American Century Small-Mid Cap Value Portfolio - Service Class	6,215	6,304	8,825	6,414
ING Baron Small Cap Growth Portfolio - Adviser Class	114	148	97	50
ING Baron Small Cap Growth Portfolio - Service Class	11,662	14,857	10,108	13,686
ING Columbia Small Cap Value II Portfolio - Adviser Class	292	62	1	-
ING Columbia Small Cap Value II Portfolio - Service Class	2,586	1,695	853	335
ING Davis New York Venture Portfolio - Service Class	1,216	2,979	2,320	2,122
ING Fidelity® VIP Mid Cap Portfolio - Service Class	1,539	6,258	2,782	1,413
ING Global Bond Portfolio - Adviser Class	65	104	303	109
ING Global Bond Portfolio - Initial Class	33,393	26,391	25,923	20,685
ING Global Bond Portfolio - Service Class	1,128	1,239	435	50

220

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Index Solution 2015 Portfolio - Initial Class	$ 11	$ -	$ -	$-
ING Index Solution 2015 Portfolio - Service Class	523	31	51	-
ING Index Solution 2015 Portfolio - Service 2 Class	251	96	842	183
ING Index Solution 2025 Portfolio - Initial Class	76	-	-	-
ING Index Solution 2025 Portfolio - Service Class	144	111	28	-
ING Index Solution 2025 Portfolio - Service 2 Class	836	184	1,775	354
ING Index Solution 2035 Portfolio - Initial Class	47	6	-	-
ING Index Solution 2035 Portfolio - Service Class	214	150	21	-
ING Index Solution 2035 Portfolio - Service 2 Class	714	93	1,092	104
ING Index Solution 2045 Portfolio - Initial Class	16	(1)	-	-
ING Index Solution 2045 Portfolio - Service Class	20	-	1	-
ING Index Solution 2045 Portfolio - Service 2 Class	475	53	551	26
ING Index Solution 2055 Portfolio - Initial Class	-	-	-	-
ING Index Solution 2055 Portfolio - Service Class	84	20	3	-
ING Index Solution 2055 Portfolio - Service 2 Class	65	8	-	-
ING Index Solution Income Portfolio - Service Class	714	69	-	-
ING Index Solution Income Portfolio - Service 2 Class	38	6	187	32
ING Invesco Van Kampen Comstock Portfolio - Adviser Class	39	36	22	36
ING Invesco Van Kampen Comstock Portfolio - Service Class	3,098	7,193	3,737	8,881
ING Invesco Van Kampen Equity and Income Portfolio - Adviser Class	191	34	18	35
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class	11,703	24,843	10,181	24,640
ING Invesco Van Kampen Equity and Income Portfolio - Service Class	58	37	66	19
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	56	134	54	34
ING JPMorgan Mid Cap Value Portfolio - Service Class	2,614	3,160	2,441	3,729
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Adviser
Class	23	93	6	41
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial
Class	28,864	121,346	3,937	11,346
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service
Class	80	223	22	17
ING Oppenheimer Global Portfolio - Adviser Class	144	57	89	46
ING Oppenheimer Global Portfolio - Initial Class	15,546	55,794	18,058	50,460
ING Oppenheimer Global Portfolio - Service Class	114	55	142	59
ING PIMCO Total Return Portfolio - Adviser Class	1,615	945	1,317	582
ING PIMCO Total Return Portfolio - Initial Class	77	-	-	-
ING PIMCO Total Return Portfolio - Service Class	42,234	29,678	65,731	20,241
ING Pioneer High Yield Portfolio - Initial Class	8,474	5,717	6,944	4,319
ING Pioneer High Yield Portfolio - Service Class	129	82	229	76
ING Solution 2015 Portfolio - Adviser Class	594	284	2,043	16,774
ING Solution 2015 Portfolio - Service Class	11,627	7,717	13,811	3,963
ING Solution 2015 Portfolio - Service 2 Class	2,926	3,146	17,927	3,526
ING Solution 2025 Portfolio - Adviser Class	86	31	1,566	20,444
ING Solution 2025 Portfolio - Service Class	15,714	5,043	16,642	3,520
ING Solution 2025 Portfolio - Service 2 Class	3,133	2,498	21,945	2,693
ING Solution 2035 Portfolio - Adviser Class	135	161	946	17,667
ING Solution 2035 Portfolio - Service Class	15,535	4,313	13,300	3,482

221

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Solution 2035 Portfolio - Service 2 Class	$ 2,906	$ 2,424	$ 19,285	$ 3,075
ING Solution 2045 Portfolio - Adviser Class	84	37	822	12,634
ING Solution 2045 Portfolio - Service Class	11,495	2,551	9,900	2,037
ING Solution 2045 Portfolio - Service 2 Class	2,278	1,828	14,095	1,156
ING Solution 2055 Portfolio - Service Class	2,025	773	217	10
ING Solution 2055 Portfolio - Service 2 Class	184	81	157	-
ING Solution Growth Portfolio - Service Class	878	281	486	94
ING Solution Income Portfolio - Adviser Class	186	888	555	8,495
ING Solution Income Portfolio - Service Class	4,429	2,739	4,496	1,998
ING Solution Income Portfolio - Service 2 Class	711	3,020	8,513	3,477
ING Solution Moderate Portfolio - Service Class	950	349	938	167
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser
Class	44	68	98	54
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	11,488	34,229	11,233	23,810
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service
Class	140	95	141	54
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	197	231	240	279
ING T. Rowe Price Growth Equity Portfolio - Initial Class	8,566	21,121	10,023	19,530
ING T. Rowe Price Growth Equity Portfolio - Service Class	457	408	296	156
ING Templeton Foreign Equity Portfolio - Adviser Class	325	110	112	24
ING Templeton Foreign Equity Portfolio - Initial Class	4,946	10,736	6,066	9,417
ING Templeton Foreign Equity Portfolio - Service Class	31	21	29	5
ING Thornburg Value Portfolio - Adviser Class	456	114	67	142
ING Thornburg Value Portfolio - Initial Class	9,871	14,703	6,004	10,571
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	23	12	8	18
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	1,631	10,330	2,854	9,820
ING UBS U.S. Large Cap Equity Portfolio - Service Class	2	-	4	-
ING Series Fund, Inc.:
ING Core Equity Research Fund - Class A	40	49	165	113
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	6,827	5,045	5,941	6,465
ING Strategic Allocation Growth Portfolio - Class I	4,923	5,492	5,920	6,087
ING Strategic Allocation Moderate Portfolio - Class I	7,662	8,811	6,988	5,824
ING Variable Funds:
ING Growth and Income Portfolio - Class A	351	82	156	22
ING Growth and Income Portfolio - Class I	22,593	140,388	84,713	130,885
ING Growth and Income Portfolio - Class S	6,887	1,064	487	59
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5	5	185	7	239
ING GET U.S. Core Portfolio - Series 6	62	1,840	41	173
ING GET U.S. Core Portfolio - Series 7	26	454	32	333
ING GET U.S. Core Portfolio - Series 8	6	19	8	9
ING GET U.S. Core Portfolio - Series 9	3	40	3	7
ING GET U.S. Core Portfolio - Series 10	1	16	2	8
ING GET U.S. Core Portfolio - Series 11	1	1	1	1

222

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio -
Adviser Class	$ 2	$ -	$ -	$-
ING BlackRock Science and Technology Opportunities Portfolio -
Class I	10,264	9,103	6,732	6,047
ING Index Plus LargeCap Portfolio - Class I	9,472	33,589	12,099	34,377
ING Index Plus LargeCap Portfolio - Class S	75	35	25	90
ING Index Plus MidCap Portfolio - Class I	12,306	33,956	14,311	33,790
ING Index Plus MidCap Portfolio - Class S	42	244	174	146
ING Index Plus SmallCap Portfolio - Class I	5,978	16,554	8,323	11,076
ING Index Plus SmallCap Portfolio - Class S	80	52	10	6
ING International Index Portfolio - Class I	3,349	2,982	2,910	2,853
ING International Index Portfolio - Class S	26	30	14	18
ING Russell™ Large Cap Growth Index Portfolio - Class I	2,786	1,447	2,005	1,298
ING Russell™ Large Cap Growth Index Portfolio - Class S	421	360	162	62
ING Russell™ Large Cap Index Portfolio - Class I	3,585	1,523	3,182	2,078
ING Russell™ Large Cap Index Portfolio - Class S	-	1	9	-
ING Russell™ Large Cap Value Index Portfolio - Class I	62	20	86	22
ING Russell™ Large Cap Value Index Portfolio - Class S	1,496	1,027	1,336	918
ING Russell™ Mid Cap Growth Index Portfolio - Class S	2,134	1,411	1,357	564
ING Russell™ Mid Cap Index Portfolio - Class I	2,978	1,387	2,386	550
ING Russell™ Small Cap Index Portfolio - Class I	3,493	1,702	3,035	530
ING Small Company Portfolio - Class I	4,758	13,878	7,705	10,751
ING Small Company Portfolio - Class S	48	4	12	9
ING U.S. Bond Index Portfolio - Class I	7,014	3,093	3,810	2,498
ING Variable Products Trust:
ING International Value Portfolio - Class I	5,567	14,904	7,026	26,928
ING International Value Portfolio - Class S	40	49	36	56
ING MidCap Opportunities Portfolio - Class I	12,540	2,978	8,292	2,248
ING MidCap Opportunities Portfolio - Class S	346	804	1,889	141
ING SmallCap Opportunities Portfolio - Class I	4,682	3,525	6,075	1,610
ING SmallCap Opportunities Portfolio - Class S	17	147	128	18
Invesco Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	1,252	974	3,099	748
Invesco Small Cap Growth Fund - Class A	12	19	7	5
Invesco Investment Funds:
Invesco Endeavor Fund - Class A	-	-	-	-
Invesco Global Health Care Fund - Investor Class	138	144	29	18
Invesco Sector Funds:
Invesco U.S. Small Cap Value Fund - Class Y	5,537	11,228	3,896	753
Invesco Van Kampen Small Cap Value Fund - Class A	79	104	142	109
Invesco Van Kampen Small Cap Value Fund - Class Y	12,536	1,751	-	-
Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I Shares	777	2,441	878	2,029
Invesco V.I. Core Equity Fund - Series I Shares	1,492	4,869	1,510	4,728

223

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	$ 27	$ 106	$ 22	$55
Janus Aspen Series Enterprise Portfolio - Institutional Shares	14	51	20	60
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	12	11	10	7
Janus Aspen Series Janus Portfolio - Institutional Shares	5	26	3	14
Janus Aspen Series Worldwide Portfolio - Institutional Shares	12	43	19	49
The Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares	-	-	-	-
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	2,209	736	1,507	467
LKCM Funds:
LKCM Aquinas Growth Fund	30	61	36	35
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	3,584	693	1,717	388
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund, Inc. - Class A	66	1	18	-
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	49	2	4	-
Lord Abbett Mid Cap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	218	272	210	97
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	144	681	194	133
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	49	-	-	-
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	6,986	10,438	3,889	13,915
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	67	11	72	43
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund® - Trust Class	69	1	-	-
Neuberger Berman Socially Responsive Fund® - Trust Class	5,245	1,427	2,549	274
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	356	799	491	551
New Perspective Fund®, Inc. - Class R-4	7,518	6,720	9,857	4,117
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	107	155	133	249
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	26,123	29,240	38,216	20,090
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	9	32	38	-
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	92	3	52	-
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	7	62	9	36
Oppenheimer Global Strategic Income Fund/VA	7	10	11	8
Oppenheimer Main Street Fund®/VA	1	9	1	9
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	989	1,730	2,356	2,093
Oppenheimer Small- & Mid-Cap Growth Fund/VA	-	4	-	4

224

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Parnassus Income Funds:
Parnassus Equity Income Fund - Investor Shares	$ 39	$ 1	$ -	$-
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	3,533	7,259	4,145	10,370
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	53,005	18,659	48,198	9,360
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	783	1,075	786	1,010
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	257	3	-	-
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	2,400	7,469	5,213	7,641
Pioneer High Yield VCT Portfolio - Class I	4,942	2,742	4,149	3,351
Pioneer Mid Cap Value VCT Portfolio - Class I	-	-	1	1
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class R-3	13	101	92	181
Columbia Diversified Equity Income Fund - Class R-4	2,219	1,203	2,119	628
The Royce Fund:
Royce Total Return Fund - Class K	-	-	-	-
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	3,233	2,376	5,217	1,917
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	110	223	118	432
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	46	29	50	14
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	305	132	263	364
Templeton Income Trust:
Templeton Global Bond Fund - Class A	38,534	17,258	49,416	8,740
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	65	1	-	-
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	7,465	1,027	-	-
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	5	11	7	10
Equity Income Portfolio	52	28	58	10
Small Company Growth Portfolio	6	25	8	18
The Victory Portfolios:
Victory Small Company Opportunity Fund - Class R	1	-	-	-
Wanger Advisors Trust:
Wanger International	8,482	3,664	9,186	1,765
Wanger Select	8,850	13,817	18,361	4,041
Wanger USA	12,896	3,653	7,428	2,071
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	606	848	564	642
Washington Mutual Investors FundSM, Inc. - Class R-4	8,751	7,101	7,556	7,792

225

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	$ 18	$ 16	$ 24 $	12
Wells Fargo Advantage Special Small Cap Values Fund - Class A	3,782	11,868	7,877	9,446

226

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Changes in Units

The changes in units outstanding were as follows:

				Year Ended December 31
			2011			2010
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
The Alger Funds II:
Alger Green Fund - Class A		45,978	37,803	8,175	141,653	117,849	23,804
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A		11,229	14,060	(2,831)	16,793	19,248	(2,455)
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A		8,272	8,882	(610)	4,582	7,123	(2,541)
Allianz Funds:
Allianz NFJ Dividend Value Fund - Class A		7,160	13,176	(6,016)	18,336	10,513	7,823
Allianz NFJ Large-Cap Value Fund - Institutional Class		212,727	72,516	140,211	151,788	83,349	68,439
Allianz NFJ Small-Cap Value Fund - Class A		11,905	12,400	(495)	13,769	30,584	(16,815)
Amana Mutual Funds Trust:
Amana Growth Fund		1,503,344	596,113	907,231	1,482,984	525,369	957,615
Amana Income Fund		1,561,603	692,444	869,159	1,908,155	417,788	1,490,367
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3		247,967	299,153	(51,186)	196,819	223,903	(27,084)
American Century Government Income Trust:
American Century Inflation-Adjusted Bond Fund - Investor Class		2,983,286	1,106,208	1,877,078	1,713,749	953,052	760,697
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class		143,298	129,427	13,871	147,928	162,308	(14,380)
American Funds American Mutual Fund®:
American Funds American Mutual Fund® - Class R-4		574	-	574	-	-	-
Ariel Investment Trust:
Ariel Appreciation Fund		36,207	43,421	(7,214)	27,362	20,375	6,987
Ariel Fund		363,536	279,935	83,601	204,877	126,738	78,139
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares		209,175	160,594	48,581	407,387	334,222	73,165

	227

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N	417,977	155,269	262,708	295,252	45,847	249,405
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	25,625	1,647	23,978	15,481	2	15,479
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	383,017	189,349	193,668	439,373	175,323	264,050
The Bond Fund of AmericaSM, Inc.:
The Bond Fund of AmericaSM, Inc. - Class R-4	421,875	370,880	50,995	816,433	640,049	176,384
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	250,371	378,281	(127,910)	271,534	359,124	(87,590)
Capital World Growth & Income FundSM, Inc.:
Capital World Growth & Income FundSM, Inc. - Class R-3	14,291	7,630	6,661	31,876	6,500	25,376
Cohen & Steers Realty Shares, Inc.
Cohen & Steers Realty Shares	122,771	51,287	71,484	-	-	-
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class A	5,535	613	4,922	653	-	653
ColumbiaSM Acorn Fund® - Class Z	555,268	174,473	380,795	547,398	190,910	356,488
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	147,759	133,356	14,403	192,754	164,606	28,148
Columbia Mid Cap Value Fund - Class Z	466,216	182,395	283,821	233,762	122,114	111,648
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	10,184	9,340	844	25,071	15,235	9,836
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	13,940	422	13,518	299	-	299
Dodge & Cox Stock Fund	2,198	-	2,198	-	-	-
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	5,643	2,294	3,349	5,995	834	5,161
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	2,344	1,609	735	4,154	2,380	1,774

	228

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	298,079	391,134	(93,055)	331,860	310,727	21,133
EuroPacific Growth Fund® - Class R-4	3,740,227	4,038,723	(298,496)	4,549,396	3,844,161	705,235
Fidelity® Contrafund®:
Fidelity® Advisor New Insights Fund - Institutional Class	24,980	6,470	18,510	4,438	1,311	3,127
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,242,225	3,425,223	(1,182,998)	2,256,647	3,350,761	(1,094,114)
Fidelity® VIP Growth Portfolio - Initial Class	2,439,098	2,928,549	(489,451)	2,917,042	3,363,027	(445,985)
Fidelity® VIP High Income Portfolio - Initial Class	340,019	381,872	(41,853)	341,067	356,462	(15,395)
Fidelity® VIP Overseas Portfolio - Initial Class	521,630	656,206	(134,576)	485,201	696,533	(211,332)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	7,330,581	8,462,908	(1,132,327)	13,914,298	15,157,315	(1,243,017)
Fidelity® VIP Index 500 Portfolio - Initial Class	472,827	625,749	(152,922)	519,762	603,631	(83,869)
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	278,671	296,206	(17,535)	327,822	162,279	165,543
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	108,957	126,312	(17,355)	81,496	112,973	(31,477)
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R	87,145	144,144	(56,999)	95,666	84,722	10,944
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	46,437	44,360	2,077	24,433	27,280	(2,847)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,868,751	2,168,041	(299,290)	2,577,541	2,064,161	513,380
Fundamental InvestorsSM, Inc.:
Fundamental InvestorsSM, Inc. - Class R-3	90,364	54,483	35,881	116,011	91,342	24,669
Fundamental InvestorsSM, Inc. - Class R-4	1,199,786	1,052,135	147,651	1,813,422	1,012,664	800,758
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	558,650	736,153	(177,503)	583,377	540,230	43,147
The Growth Fund of America® - Class R-4	4,354,240	6,267,949	(1,913,709)	5,996,832	5,604,283	392,549

	229

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	21,916	20,568	1,348	23,938	7,398	16,540
The Hartford Dividend And Growth Fund - Class R4	2,198	3,872	(1,674)	7,345	3,186	4,159
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	100,519	94,333	6,186	98,192	100,523	(2,331)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	1,326,562	3,069,646	(1,743,084)	4,712,385	6,226,402	(1,514,017)
ING Equity Trust:
ING Real Estate Fund - Class A	84,411	87,388	(2,977)	58,754	63,710	(4,956)
ING Value Choice Fund - Class A	398	184	214	-	-	-
ING Funds Trust:
ING GNMA Income Fund - Class A	170,899	182,791	(11,892)	225,619	246,338	(20,719)
ING Intermediate Bond Fund - Class A	105,608	180,505	(74,897)	168,473	176,344	(7,871)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	3,765,002	4,310,213	(545,211)	8,540,074	9,440,580	(900,506)
ING Intermediate Bond Portfolio - Class S	35,798	5,661	30,137	16,271	5,163	11,108
ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	353,077	721,395	(368,318)	1,873,339	2,319,747	(446,408)
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	530,814	465,080	65,734	348,758	368,725	(19,967)
ING BlackRock Inflation Protected Bond Portfolio - Adviser Class	6,915	-	6,915	-	-	-
ING BlackRock Large Cap Growth Portfolio - Institutional Class	2,148,326	2,232,277	(83,951)	1,379,091	1,833,561	(454,470)
ING BlackRock Large Cap Growth Portfolio - Service Class	65,252	32,298	32,954	29,851	28,224	1,627
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	10,775	5,718	5,057	6,631	4,385	2,246
ING Clarion Global Real Estate Portfolio - Adviser Class	250	-	250	-	-	-
ING Clarion Global Real Estate Portfolio - Institutional Class	1,829,946	1,880,112	(50,166)	1,823,495	1,682,944	140,551
ING Clarion Real Estate Portfolio - Adviser Class	1,853	55	1,798	-	-	-
ING Clarion Real Estate Portfolio - Institutional Class	129,503	123,702	5,801	188,549	164,687	23,862
ING Clarion Real Estate Portfolio - Service Class	1,965,228	1,684,181	281,047	2,281,454	1,566,442	715,012
ING Core Growth and Income Portfolio - Service Class	494,979	2,962,346	(2,467,367)	1,572,144	796,234	775,910
ING FMRSM Diversified Mid Cap Portfolio - Service Class	1,726,596	1,232,467	494,129	1,681,609	946,393	735,216

	230

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Year Ended December 31
			2011			2010
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class		1,546	147	1,399	-	-	-
ING Global Resources Portfolio - Adviser Class		246	-	246	-	-	-
ING Global Resources Portfolio - Institutional Class		-	-	-	-	(1)	1
ING Global Resources Portfolio - Service Class		3,929,243	3,738,886	190,357	4,664,897	4,393,098	271,799
ING Invesco Van Kampen Growth and Income Portfolio - Service Class		501,723	609,138	(107,415)	693,986	580,260	113,726
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class		3,522	6,188	(2,666)	15,568	20,467	(4,899)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class		416,171	654,089	(237,918)	561,100	730,974	(169,874)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class		391,473	564,440	(172,967)	1,010,554	1,109,677	(99,123)
ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class		975	-	975	-	-	-
ING JPMorgan Small Cap Core Equity Portfolio - Service Class		325,301	160,671	164,630	264,664	122,654	142,010
ING Large Cap Growth Portfolio - Adviser Class		13,547	2,579	10,968	-	-	-
ING Large Cap Growth Portfolio - Institutional Class		15,143,063	2,270,000	12,873,063	-	-	-
ING Large Cap Growth Portfolio - Service Class		119,762	311,721	(191,959)	229,020	40,374	188,646
ING Large Cap Value Portfolio - Institutional Class		15,598,606	7,324,577	8,274,029	3,778,950	4,975,372	(1,196,422)
ING Large Cap Value Portfolio - Service Class		120,854	26,502	94,352	342	386	(44)
ING Lord Abbett Growth and Income Portfolio - Institutional Class		109,250	9,259,371	(9,150,121)	2,505,921	2,951,079	(445,158)
ING Lord Abbett Growth and Income Portfolio - Service Class		709	83,618	(82,909)	12,251	9,403	2,848
ING Marsico Growth Portfolio - Institutional Class		339,657	356,752	(17,095)	371,058	331,264	39,794
ING Marsico Growth Portfolio - Service Class		33,722	28,792	4,930	37,453	27,544	9,909
ING MFS Total Return Portfolio - Adviser Class		13,769	10,292	3,477	9,981	1,922	8,059
ING MFS Total Return Portfolio - Institutional Class		624,541	1,079,643	(455,102)	668,223	991,313	(323,090)
ING MFS Total Return Portfolio - Service Class		357,365	439,753	(82,388)	469,670	601,463	(131,793)
ING MFS Utilities Portfolio - Service Class		847,213	696,790	150,423	757,963	796,916	(38,953)
ING Morgan Stanley Global Franchise Portfolio - Adviser Class		1,493	-	1,493	-	-	-
ING PIMCO High Yield Portfolio - Adviser Class		3,009	50	2,959	-	-	-
ING PIMCO High Yield Portfolio - Institutional Class		536,889	330,515	206,374	461,543	248,772	212,771
ING PIMCO High Yield Portfolio - Service Class		845,070	704,179	140,891	1,108,112	680,043	428,069
ING Pioneer Fund Portfolio - Institutional Class		412,781	394,635	18,146	720,447	411,607	308,840

	231

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Year Ended December 31
			2011			2010
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Pioneer Fund Portfolio - Service Class		18,423	36,150	(17,727)	9,923	3,402	6,521
ING Pioneer Mid Cap Value Portfolio - Institutional Class		1,632,079	2,392,531	(760,452)	2,032,649	2,437,870	(405,221)
ING Pioneer Mid Cap Value Portfolio - Service Class		27,093	27,927	(834)	29,001	29,996	(995)
ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class		19,664	4,547	15,117	-	-	-
ING T. Rowe Price Capital Appreciation Portfolio - Service Class		8,658,513	6,099,671	2,558,842	9,237,628	4,820,009	4,417,619
ING T. Rowe Price Equity Income Portfolio - Adviser Class		30,214	19,911	10,303	19,049	39,742	(20,693)
ING T. Rowe Price Equity Income Portfolio - Service Class		1,417,824	1,693,804	(275,980)	7,831,293	9,108,724	(1,277,431)
ING T. Rowe Price International Stock Portfolio - Adviser Class		2,172	571	1,601	375	13,730	(13,355)
ING T. Rowe Price International Stock Portfolio - Service Class		199,414	213,436	(14,022)	220,238	331,857	(111,619)
ING Templeton Global Growth Portfolio - Institutional Class		15,342	13,885	1,457	13,875	17,890	(4,015)
ING Templeton Global Growth Portfolio - Service Class		224,056	181,115	42,941	139,183	146,600	(7,417)
ING U.S. Stock Index Portfolio - Institutional Class		103,395	44,402	58,993	140,789	23,860	116,929
ING Money Market Portfolio:
ING Money Market Portfolio - Class I		12,927,417	12,756,153	171,264	13,974,028	17,020,686	(3,046,658)
ING Mutual Funds:
ING Global Real Estate Fund - Class A		2,102	870	1,232	6,325	5,062	1,263
ING International Capital Appreciation Fund - Class I		784	1,370	(586)	1,231	678	553
ING International SmallCap Multi-Manager Fund - Class A		14,785	36,931	(22,146)	35,060	50,962	(15,902)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Adviser Class		3,671	807	2,864	2,108	1,158	950
ING American Century Small-Mid Cap Value Portfolio - Initial Class		494	15	479	-	-	-
ING American Century Small-Mid Cap Value Portfolio - Service Class		798,721	807,683	(8,962)	2,426,715	2,317,165	109,550
ING Baron Small Cap Growth Portfolio - Adviser Class		9,563	12,264	(2,701)	9,407	4,853	4,554
ING Baron Small Cap Growth Portfolio - Service Class		1,947,175	2,032,531	(85,356)	2,947,533	3,123,153	(175,620)
ING Columbia Small Cap Value II Portfolio - Adviser Class		36,182	13,749	22,433	74	-	74
ING Columbia Small Cap Value II Portfolio - Service Class		350,253	268,426	81,827	231,564	174,917	56,647
ING Davis New York Venture Portfolio - Service Class		192,362	305,032	(112,670)	321,444	318,964	2,480
ING Fidelity® VIP Mid Cap Portfolio - Service Class		225,045	616,337	(391,292)	306,486	188,422	118,064
ING Global Bond Portfolio - Adviser Class		2,663	7,749	(5,086)	21,680	7,267	14,413

	232

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Year Ended December 31
			2011			2010
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Global Bond Portfolio - Initial Class		4,000,136	4,251,527	(251,391)	3,677,388	3,552,941	124,447
ING Global Bond Portfolio - Service Class		121,701	139,022	(17,321)	50,911	19,317	31,594
ING Index Solution 2015 Portfolio - Initial Class		891	-	891	-	-	-
ING Index Solution 2015 Portfolio - Service Class		41,746	2,413	39,333	5,073	2	5,071
ING Index Solution 2015 Portfolio - Service 2 Class		39,861	29,740	10,121	84,908	22,639	62,269
ING Index Solution 2025 Portfolio - Initial Class		5,946	-	5,946	-	-	-
ING Index Solution 2025 Portfolio - Service Class		13,767	12,000	1,767	2,061	-	2,061
ING Index Solution 2025 Portfolio - Service 2 Class		101,430	55,060	46,370	184,454	52,425	132,029
ING Index Solution 2035 Portfolio - Initial Class		3,566	462	3,104	-	-	-
ING Index Solution 2035 Portfolio - Service Class		15,139	10,109	5,030	1,915	(1)	1,916
ING Index Solution 2035 Portfolio - Service 2 Class		90,551	44,279	46,272	116,799	24,333	92,466
ING Index Solution 2045 Portfolio - Initial Class		1,217	-	1,217	-	-	-
ING Index Solution 2045 Portfolio - Service Class		1,486	17	1,469	38	-	38
ING Index Solution 2045 Portfolio - Service 2 Class		50,563	18,046	32,517	56,448	7,523	48,925
ING Index Solution 2055 Portfolio - Initial Class		35	-	35	-	-	-
ING Index Solution 2055 Portfolio - Service Class		7,450	1,848	5,602	256	-	256
ING Index Solution 2055 Portfolio - Service 2 Class		5,660	862	4,798	18	1	17
ING Index Solution Income Portfolio - Service Class		56,971	5,760	51,211	-	-	-
ING Index Solution Income Portfolio - Service 2 Class		3,857	1,676	2,181	21,957	7,068	14,889
ING Invesco Van Kampen Comstock Portfolio - Adviser Class		3,233	3,387	(154)	1,829	3,578	(1,749)
ING Invesco Van Kampen Comstock Portfolio - Service Class		607,096	941,170	(334,074)	1,016,974	1,479,441	(462,467)
ING Invesco Van Kampen Equity and Income Portfolio - Adviser Class		14,297	2,776	11,521	1,009	3,078	(2,069)
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class		3,230,645	4,541,528	(1,310,883)	2,632,160	4,163,581	(1,531,421)
ING Invesco Van Kampen Equity and Income Portfolio - Service Class		1,364	855	509	1,707	487	1,220
ING JPMorgan Mid Cap Value Portfolio - Adviser Class		4,337	10,335	(5,998)	4,019	2,298	1,721
ING JPMorgan Mid Cap Value Portfolio - Service Class		386,702	417,534	(30,832)	473,470	546,831	(73,361)
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Adviser Class		608	9,192	(8,584)	633	4,742	(4,109)
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class		97,997	9,130,419	(9,032,422)	1,401,390	1,979,797	(578,407)
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service Class		2,089	18,402	(16,313)	2,792	2,168	624

	233

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Year Ended December 31
			2011			2010
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Oppenheimer Global Portfolio - Adviser Class		11,592	4,855	6,737	7,591	4,199	3,392
ING Oppenheimer Global Portfolio - Initial Class		5,014,563	8,223,514	(3,208,951)	6,708,567	9,861,179	(3,152,612)
ING Oppenheimer Global Portfolio - Service Class		7,423	3,859	3,564	10,273	4,632	5,641
ING PIMCO Total Return Portfolio - Adviser Class		80,738	42,289	38,449	86,452	35,474	50,978
ING PIMCO Total Return Portfolio - Initial Class		7,652	67	7,585	-	-	-
ING PIMCO Total Return Portfolio - Service Class		5,362,700	5,384,576	(21,876)	8,136,537	5,431,508	2,705,029
ING Pioneer High Yield Portfolio - Initial Class		968,504	863,802	104,702	1,619,389	1,490,029	129,360
ING Pioneer High Yield Portfolio - Service Class		19,735	17,773	1,962	17,444	7,091	10,353
ING Solution 2015 Portfolio - Adviser Class		33,488	7,037	26,451	338,670	1,640,501	(1,301,831)
ING Solution 2015 Portfolio - Service Class		1,868,878	1,636,193	232,685	1,816,759	981,431	835,328
ING Solution 2015 Portfolio - Service 2 Class		706,826	762,808	(55,982)	1,937,267	640,594	1,296,673
ING Solution 2025 Portfolio - Adviser Class		7,271	2,677	4,594	354,162	2,076,046	(1,721,884)
ING Solution 2025 Portfolio - Service Class		2,503,508	1,694,726	808,782	2,635,373	1,461,678	1,173,695
ING Solution 2025 Portfolio - Service 2 Class		745,378	726,430	18,948	2,274,477	566,788	1,707,689
ING Solution 2035 Portfolio - Adviser Class		12,311	14,293	(1,982)	286,562	1,799,158	(1,512,596)
ING Solution 2035 Portfolio - Service Class		2,399,857	1,485,358	914,499	2,231,641	1,349,651	881,990
ING Solution 2035 Portfolio - Service 2 Class		622,211	603,092	19,119	1,936,436	511,170	1,425,266
ING Solution 2045 Portfolio - Adviser Class		4,229	434	3,795	194,723	1,258,940	(1,064,217)
ING Solution 2045 Portfolio - Service Class		1,894,220	1,147,485	746,735	2,036,203	1,300,711	735,492
ING Solution 2045 Portfolio - Service 2 Class		435,737	409,744	25,993	1,407,049	265,282	1,141,767
ING Solution 2055 Portfolio - Service Class		191,599	80,464	111,135	20,098	926	19,172
ING Solution 2055 Portfolio - Service 2 Class		17,375	8,707	8,668	16,896	1,810	15,086
ING Solution Growth Portfolio - Service Class		98,395	36,165	62,230	61,688	17,428	44,260
ING Solution Income Portfolio - Adviser Class		14,120	72,389	(58,269)	105,787	797,829	(692,042)
ING Solution Income Portfolio - Service Class		525,658	424,762	100,896	606,445	415,137	191,308
ING Solution Income Portfolio - Service 2 Class		152,073	369,335	(217,262)	841,314	383,001	458,313
ING Solution Moderate Portfolio - Service Class		101,108	42,837	58,271	103,183	23,722	79,461
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class		3,011	4,768	(1,757)	7,074	3,075	3,999
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class		2,987,974	4,455,573	(1,467,599)	3,792,667	4,816,050	(1,023,383)

	234

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Year Ended December 31
			2011			2010
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class		12,421	8,632	3,789	20,190	12,596	7,594
ING T. Rowe Price Growth Equity Portfolio - Adviser Class		18,295	21,090	(2,795)	22,737	26,602	(3,865)
ING T. Rowe Price Growth Equity Portfolio - Initial Class		1,836,940	2,279,039	(442,099)	3,311,494	3,495,977	(184,483)
ING T. Rowe Price Growth Equity Portfolio - Service Class		60,573	55,997	4,576	80,134	68,009	12,125
ING Templeton Foreign Equity Portfolio - Adviser Class		42,657	20,292	22,365	12,053	1,716	10,337
ING Templeton Foreign Equity Portfolio - Initial Class		1,320,471	2,097,122	(776,651)	1,550,476	2,117,048	(566,572)
ING Templeton Foreign Equity Portfolio - Service Class		7,170	6,217	953	2,929	530	2,399
ING Thornburg Value Portfolio - Adviser Class		44,733	17,127	27,606	4,945	12,571	(7,626)
ING Thornburg Value Portfolio - Initial Class		890,698	1,171,010	(280,312)	709,235	977,392	(268,157)
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class		2,196	1,186	1,010	838	1,977	(1,139)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class		367,446	1,005,809	(638,363)	566,138	1,093,397	(527,259)
ING UBS U.S. Large Cap Equity Portfolio - Service Class		246	-	246	494	(1)	495
ING Series Fund, Inc.:
ING Core Equity Research Fund - Class A		12,973	13,552	(579)	16,078	12,366	3,712
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I		588,721	545,084	43,637	747,516	814,139	(66,623)
ING Strategic Allocation Growth Portfolio - Class I		721,640	796,849	(75,209)	940,285	1,038,631	(98,346)
ING Strategic Allocation Moderate Portfolio - Class I		893,158	1,047,207	(154,049)	923,628	964,343	(40,715)
ING Variable Funds:
ING Growth and Income Portfolio - Class A		34,567	7,934	26,633	17,534	2,142	15,392
ING Growth and Income Portfolio - Class I		3,234,740	8,466,661	(5,231,921)	7,435,484	8,643,832	(1,208,348)
ING Growth and Income Portfolio - Class S		746,696	150,865	595,831	61,797	17,685	44,112
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5		-	17,588	(17,588)	-	22,229	(22,229)
ING GET U.S. Core Portfolio - Series 6		-	178,447	(178,447)	-	13,528	(13,528)
ING GET U.S. Core Portfolio - Series 7		-	41,033	(41,033)	2,652	32,470	(29,818)
ING GET U.S. Core Portfolio - Series 8		-	1,222	(1,222)	2,206	2,470	(264)
ING GET U.S. Core Portfolio - Series 9		-	3,652	(3,652)	-	481	(481)
ING GET U.S. Core Portfolio - Series 10		-	1,543	(1,543)	-	635	(635)
ING GET U.S. Core Portfolio - Series 11		-	8	(8)	-	29	(29)

	235

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Adviser Class	262	-	262	-	-	-
ING BlackRock Science and Technology Opportunities Portfolio - Class I	3,845,670	3,644,092	201,578	3,661,949	3,451,937	210,012
ING Index Plus LargeCap Portfolio - Class I	1,908,535	3,425,158	(1,516,623)	2,520,283	4,135,055	(1,614,772)
ING Index Plus LargeCap Portfolio - Class S	6,678	3,138	3,540	1,875	9,062	(7,187)
ING Index Plus MidCap Portfolio - Class I	2,206,087	3,194,471	(988,384)	4,076,518	5,133,360	(1,056,842)
ING Index Plus MidCap Portfolio - Class S	3,850	20,710	(16,860)	16,709	15,052	1,657
ING Index Plus SmallCap Portfolio - Class I	1,187,003	1,837,098	(650,095)	1,680,563	1,872,272	(191,709)
ING Index Plus SmallCap Portfolio - Class S	8,484	5,753	2,731	1,274	821	453
ING International Index Portfolio - Class I	652,390	642,818	9,572	635,621	702,663	(67,042)
ING International Index Portfolio - Class S	1,759	2,148	(389)	1,854	2,371	(517)
ING Russell™ Large Cap Growth Index Portfolio - Class I	250,605	157,536	93,069	197,098	143,691	53,407
ING Russell™ Large Cap Growth Index Portfolio - Class S	47,175	43,117	4,058	19,313	11,164	8,149
ING Russell™ Large Cap Index Portfolio - Class I	666,388	447,636	218,752	585,390	480,629	104,761
ING Russell™ Large Cap Index Portfolio - Class S	-	35	(35)	698	15	683
ING Russell™ Large Cap Value Index Portfolio - Class I	4,635	1,581	3,054	10,217	5,704	4,513
ING Russell™ Large Cap Value Index Portfolio - Class S	145,739	110,586	35,153	116,940	101,661	15,279
ING Russell™ Mid Cap Growth Index Portfolio - Class S	201,408	156,834	44,574	140,230	87,096	53,134
ING Russell™ Mid Cap Index Portfolio - Class I	418,472	270,989	147,483	368,526	163,485	205,041
ING Russell™ Small Cap Index Portfolio - Class I	461,382	295,679	165,703	390,566	133,652	256,914
ING Small Company Portfolio - Class I	891,207	1,216,714	(325,507)	1,396,919	1,446,648	(49,729)
ING Small Company Portfolio - Class S	3,269	245	3,024	584	324	260
ING U.S. Bond Index Portfolio - Class I	724,398	407,676	316,722	463,662	354,446	109,216
ING Variable Products Trust:
ING International Value Portfolio - Class I	940,040	1,721,098	(781,058)	4,793,317	6,475,410	(1,682,093)
ING International Value Portfolio - Class S	3,371	4,711	(1,340)	2,662	4,962	(2,300)
ING MidCap Opportunities Portfolio - Class I	1,207,850	646,052	561,798	828,669	416,673	411,996
ING MidCap Opportunities Portfolio - Class S	66,193	99,938	(33,745)	195,227	19,773	175,454
ING SmallCap Opportunities Portfolio - Class I	1,173,326	1,057,523	115,803	932,173	472,610	459,563
ING SmallCap Opportunities Portfolio - Class S	1,327	10,320	(8,993)	10,799	1,303	9,496

236

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Year Ended December 31
			2011			2010
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco Growth Series:
Invesco Mid Cap Core Equity Fund - Class A		123,436	114,044	9,392	410,411	228,358	182,053
Invesco Small Cap Growth Fund - Class A		777	1,409	(632)	567	375	192
Invesco Investment Funds:
Invesco Endeavor Fund - Class A		12	-	12	-	-	-
Invesco Global Health Care Fund - Investor Class		6,490	6,952	(462)	3,564	3,182	382
Invesco Sector Funds:
Invesco U.S. Small Cap Value Fund - Class Y		380,216	843,667	(463,451)	492,901	210,227	282,674
Invesco Van Kampen Small Cap Value Fund - Class A		8,719	10,521	(1,802)	10,424	8,777	1,647
Invesco Van Kampen Small Cap Value Fund - Class Y		1,227,672	203,653	1,024,019	-	-	-
Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I Shares		364,883	530,972	(166,089)	405,953	541,733	(135,780)
Invesco V.I. Core Equity Fund - Series I Shares		491,114	817,693	(326,579)	692,392	1,030,987	(338,595)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares		502	4,840	(4,338)	555	1,795	(1,240)
Janus Aspen Series Enterprise Portfolio - Institutional Shares		638	1,936	(1,298)	1,111	2,728	(1,617)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares		596	3,256	(2,660)	334	370	(36)
Janus Aspen Series Janus Portfolio - Institutional Shares		133	1,264	(1,131)	181	827	(646)
Janus Aspen Series Worldwide Portfolio - Institutional Shares		701	2,386	(1,685)	749	2,609	(1,860)
The Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares		3	19	(16)	16	-	16
Lazard U.S. Mid Cap Equity Portfolio - Open Shares		319,194	154,166	165,028	3,079,970	2,951,821	128,149
LKCM Funds:
LKCM Aquinas Growth Fund		24,980	23,598	1,382	8,459	8,186	273
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class		426,317	171,051	255,266	229,861	93,438	136,423
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund, Inc. - Class A		6,620	2,549	4,071	1,330	-	1,330
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A		4,680	186	4,494	373	-	373

	237

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Year Ended December 31
			2011			2010
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Lord Abbett Mid Cap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A		70,508	73,959	(3,451)	60,884	51,265	9,619
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A		26,472	55,454	(28,982)	22,890	18,549	4,341
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A		5,471	1,620	3,851	-	-	-
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC		1,618,785	1,811,827	(193,042)	2,860,586	3,672,153	(811,567)
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A		27,552	23,357	4,195	11,225	8,553	2,672
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund® - Trust Class		5,514	35	5,479	-	-	-
Neuberger Berman Socially Responsive Fund® - Trust Class		693,763	352,421	341,342	352,938	116,809	236,129
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3		106,824	137,030	(30,206)	76,107	82,396	(6,289)
New Perspective Fund®, Inc. - Class R-4		1,214,021	1,182,941	31,080	1,572,107	1,185,274	386,833
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A		12,403	16,627	(4,224)	20,859	32,637	(11,778)
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A		1,258,395	1,364,201	(105,806)	1,586,240	1,325,152	261,088
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A		2,807	4,409	(1,602)	2,145	-	2,145
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A		8,520	771	7,749	4,839	8	4,831
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA		476	2,767	(2,291)	727	2,086	(1,359)
Oppenheimer Global Strategic Income Fund/VA		246	595	(349)	194	494	(300)
Oppenheimer Main Street Fund®/VA		-	926	(926)	-	933	(933)
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA		218,051	270,198	(52,147)	350,892	324,799	26,093
Oppenheimer Small- & Mid-Cap Growth Fund/VA		-	464	(464)	-	479	(479)

	238

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Year Ended December 31
			2011			2010
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Parnassus Income Funds:
Parnassus Equity Income Fund - Investor Shares		2,997	-	2,997	-	-	-
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class		674,437	992,935	(318,498)	1,037,222	1,637,613	(600,391)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class		5,687,875	3,878,698	1,809,177	5,319,825	2,559,581	2,760,244
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A		129,379	164,025	(34,646)	103,633	138,528	(34,895)
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A		22,477	163	22,314	-	-	-
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I		774,618	1,293,891	(519,273)	1,520,737	1,791,851	(271,114)
Pioneer High Yield VCT Portfolio - Class I		609,893	537,946	71,947	525,939	542,695	(16,756)
Pioneer Mid Cap Value VCT Portfolio - Class I		7	-	7	87	87	-
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class R-3		1,425	11,122	(9,697)	48,573	60,606	(12,033)
Columbia Diversified Equity Income Fund - Class R-4		427,205	327,715	99,490	565,912	386,517	179,395
The Royce Fund:
Royce Total Return Fund - Class K		3	-	3	-	-	-
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4		506,249	422,821	83,428	926,596	570,640	355,956
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class		22,130	31,238	(9,108)	35,244	56,857	(21,613)
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class		4,348	2,876	1,472	4,551	944	3,607
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A		56,362	46,312	10,050	53,808	63,196	(9,388)
Templeton Income Trust:
Templeton Global Bond Fund - Class A		3,398,232	3,032,077	366,155	4,006,876	2,510,372	1,496,504
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4		5,386	19	5,367	-	-	-

	239

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Year Ended December 31
			2011			2010
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares		761,742	210,142	551,600	-	-	-
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio		279	813	(534)	457	824	(367)
Equity Income Portfolio		3,888	2,399	1,489	9,470	5,731	3,739
Small Company Growth Portfolio		3,823	5,230	(1,407)	916	1,760	(844)
The Victory Portfolios:
Victory Small Company Opportunity Fund - Class R		110	-	110	-	-	-
Wanger Advisors Trust:
Wanger International		1,331,698	1,027,764	303,934	1,863,069	1,094,125	768,944
Wanger Select		1,615,339	2,027,808	(412,469)	2,768,704	1,782,379	986,325
Wanger USA		1,285,069	878,753	406,316	1,143,820	717,960	425,860
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3		167,382	195,225	(27,843)	193,839	211,201	(17,362)
Washington Mutual Investors FundSM, Inc. - Class R-4		1,751,765	1,711,423	40,342	2,121,584	2,260,584	(139,000)
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A		1,482	1,465	17	1,874	812	1,062
Wells Fargo Advantage Special Small Cap Values Fund - Class A		731,511	1,052,948	(321,437)	1,213,703	1,269,628	(55,925)

	240

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9.	Unit Summary

	A summary of units outstanding at December 31, 2011 follows:

	Division/Contract	Units	Unit Value	Extended Value
	Alger Green Fund - Class A
	Contracts in accumulation period:
	ING MAP PLUS NP11	11.573	$ 8.48	$ 98
	ING MAP PLUS NP18	165.085	8.37	1,382
	ING MAP PLUS NP26	410.341	8.25	3,385
	Qualified V	2.116	13.06	28
	Qualified VI	33,166.764	13.12	435,148
	Qualified XII (0.25)	15.442	13.47	208
	Qualified XII (0.30)	160.735	13.45	2,162
	Qualified XII (0.40)	4.045	13.42	54
	Qualified XII (0.50)	626.539	13.38	8,383
	Qualified XII (0.55)	80.778	13.36	1,079
	Qualified XII (0.60)	70.668	13.35	943
	Qualified XII (0.70)	2,569.330	13.31	34,198
	Qualified XII (0.75)	6,116.829	13.29	81,293
	Qualified XII (0.80)	1,423.727	13.28	18,907
	Qualified XII (0.85)	8,945.155	13.26	118,613
	Qualified XII (0.95)	5,953.669	13.22	78,708
	Qualified XII (1.00)	25,734.343	13.21	339,951
	Qualified XII (1.05)	232.339	13.19	3,065
	Qualified XII (1.10)	668.970	13.17	8,810
	Qualified XII (1.15)	1,075.437	13.15	14,142
	Qualified XII (1.20)	13.795	13.14	181
	Qualified XII (1.25)	3,363.202	13.12	44,125
	Qualified XII (1.30)	19.025	13.10	249
	Qualified XII (1.35)	762.137	13.08	9,969
	Qualified XII (1.40)	49.384	13.07	645
	Qualified XII (1.45)	416.652	13.05	5,437
	Qualified XVI	910.074	13.03	11,858
	Qualified XXVII	26,468.933	13.48	356,801
	Qualified XXXIV	1,259.990	13.24	16,682
	Qualified XXXVIII	1,803.133	13.56	24,450
	Qualified LIV	46.484	13.28	617
		122,546.694		$ 1,621,571
	AllianceBernstein Growth and Income Fund, Inc. - Class A
	Contracts in accumulation period:
	ING MAP PLUS NP9	4.340	$ 11.32	$ 49
	ING MAP PLUS NP13	3,765.764	11.15	41,988
	ING MAP PLUS NP15	4,971.632	11.06	54,986
	ING MAP PLUS NP19	6,668.838	10.89	72,624
	ING MAP PLUS NP23	204.615	10.71	2,191
		15,615.189		$ 171,838

	241

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AllianceBernstein Growth and Income Portfolio - Class A
Contracts in accumulation period:
Qualified X (1.15)	17,313.294	$ 11.57	$ 200,315
Qualified X (1.25)	23,794.944	11.48	273,166
	41,108.238		$ 473,481
Allianz NFJ Dividend Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP13	5,004.512	$ 14.03	$ 70,213
ING MAP PLUS NP17	7,791.571	13.95	108,692
	12,796.083		$ 178,905
Allianz NFJ Large-Cap Value Fund - Institutional Class
Contracts in accumulation period:
Qualified XLII	370,099.333	$ 8.19	$ 3,031,114
Qualified LIV	3,993.727	7.95	31,750
	374,093.060		$ 3,062,864
Allianz NFJ Small-Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	2,654.444	$ 18.68	$ 49,585
ING MAP PLUS NP11	1,901.983	18.46	35,111
ING MAP PLUS NP14	2,742.107	18.25	50,043
ING MAP PLUS NP15	171.937	18.17	3,124
ING MAP PLUS NP17	1,048.884	18.03	18,911
ING MAP PLUS NP18	1,332.674	17.96	23,935
ING MAP PLUS NP21	8,858.194	17.75	157,233
ING MAP PLUS NP23	3,158.376	17.61	55,619
ING MAP PLUS NP28	30.995	17.26	535
ING MAP PLUS NP30	43.207	17.13	740
	21,942.801		$ 394,836
Amana Growth Fund
Contracts in accumulation period:
ING Custom Choice 62	2,071.904	$ 13.61	$ 28,199
ING Custom Choice 65	936.573	13.92	13,037
ING MAP PLUS NP11	5,479.688	13.79	75,565
ING MAP PLUS NP13	248.389	13.75	3,415
ING MAP PLUS NP17	13,409.066	13.68	183,436
ING MAP PLUS NP18	84.250	13.66	1,151
ING MAP PLUS NP23	1,090.365	13.57	14,796
ING MAP PLUS NP26	843.069	13.52	11,398
ING MAP PLUS NP28	2,165.398	13.48	29,190
Qualified VI	336,271.134	13.61	4,576,650
Qualified XII (0.00)	8,320.648	11.09	92,276
Qualified XII (0.05)	54,724.184	14.07	769,969
Qualified XII (0.30)	19,812.694	10.97	217,345
Qualified XII (0.40)	9,072.816	10.94	99,257
Qualified XII (0.50)	19,896.275	10.90	216,869
Qualified XII (0.55)	3,805.015	10.88	41,399
Qualified XII (0.60)	6,114.198	10.86	66,400
Qualified XII (0.65)	23,976.280	10.85	260,143
Qualified XII (0.70)	8,888.423	10.83	96,262

242

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Amana Growth Fund (continued)
Qualified XII (0.75)	231,386.164	$ 10.81	$ 2,501,284
Qualified XII (0.80)	29,213.613	10.79	315,215
Qualified XII (0.85)	199,119.755	10.77	2,144,520
Qualified XII (0.90)	2,167.438	10.76	23,322
Qualified XII (0.95)	65,872.608	10.74	707,472
Qualified XII (1.00)	1,059,045.715	10.72	11,352,970
Qualified XII (1.05)	1,670.055	10.70	17,870
Qualified XII (1.10)	13,561.092	10.68	144,832
Qualified XII (1.15)	1,768.747	10.67	18,873
Qualified XII (1.20)	7,014.470	10.65	74,704
Qualified XII (1.25)	40,445.484	10.63	429,935
Qualified XII (1.30)	679.615	10.61	7,211
Qualified XII (1.35)	494.741	10.59	5,239
Qualified XII (1.40)	4,952.810	10.58	52,401
Qualified XII (1.45)	17.380	10.56	184
Qualified XII (1.50)	1,504.834	10.54	15,861
Qualified XVI	10,347.346	13.52	139,896
Qualified XXVII	157,697.720	13.87	2,187,267
Qualified XXXIV	242.531	10.79	2,617
Qualified XXXVIII	11,175.922	11.09	123,941
Qualified XLIII	93.226	13.79	1,286
Qualified LIV	42,817.728	13.77	589,600
Qualified LVI	12,153.215	13.97	169,780
	2,410,652.578		$ 27,823,037
Amana Income Fund
Contracts in accumulation period:
ING Custom Choice 62	1,729.272	$ 13.40	$ 23,172
ING Custom Choice 65	1,089.115	13.70	14,921
ING MAP PLUS NP8	2,533.172	13.63	34,527
ING MAP PLUS NP11	2,308.168	13.58	31,345
ING MAP PLUS NP16	977.114	13.49	13,181
ING MAP PLUS NP18	260.506	13.45	3,504
ING MAP PLUS NP21	29.596	13.40	397
ING MAP PLUS NP22	229.233	13.38	3,067
ING MAP PLUS NP23	1,429.674	13.36	19,100
ING MAP PLUS NP26	550.846	13.31	7,332
Qualified VI	490,629.610	13.40	6,574,437
Qualified XII (0.05)	64,747.186	13.85	896,749
Qualified XII (0.30)	25,060.349	11.37	284,936
Qualified XII (0.40)	19,394.878	11.33	219,744
Qualified XII (0.50)	17,812.705	11.29	201,105
Qualified XII (0.55)	888.754	11.27	10,016
Qualified XII (0.60)	10,379.916	11.25	116,774
Qualified XII (0.65)	30,652.705	11.23	344,230
Qualified XII (0.70)	36,413.326	11.21	408,193
Qualified XII (0.75)	536,141.325	11.20	6,004,783
Qualified XII (0.80)	74,524.808	11.18	833,187
Qualified XII (0.85)	307,772.632	11.16	3,434,743

243

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Amana Income Fund (continued)
Qualified XII (0.90)	1,046.048	$ 11.14	$ 11,653
Qualified XII (0.95)	103,854.922	11.12	1,154,867
Qualified XII (1.00)	802,324.323	11.10	8,905,800
Qualified XII (1.05)	63.713	11.08	706
Qualified XII (1.10)	22,336.818	11.06	247,045
Qualified XII (1.15)	3,378.518	11.05	37,333
Qualified XII (1.20)	1,772.784	11.03	19,554
Qualified XII (1.25)	46,766.296	11.01	514,897
Qualified XII (1.35)	488.466	10.97	5,358
Qualified XII (1.40)	1,716.388	10.95	18,794
Qualified XII (1.45)	0.989	10.94	11
Qualified XII (1.50)	1,614.243	10.92	17,628
Qualified XVI	17,407.537	13.31	231,694
Qualified XXVII	588,358.311	13.94	8,201,715
Qualified XXXIV	1,345.785	11.17	15,032
Qualified XXXVIII	18,982.724	11.48	217,922
Qualified XLIII	132.505	13.58	1,799
Qualified LIV	94,261.961	13.56	1,278,192
Qualified LVI	4,237.836	13.76	58,313
	3,335,645.057		$ 40,417,756
American Balanced Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	25,430.844	$ 13.50	$ 343,316
ING MAP PLUS NP6	766.319	13.24	10,146
ING MAP PLUS NP8	44,233.033	13.14	581,222
ING MAP PLUS NP9	147,369.115	13.08	1,927,588
ING MAP PLUS NP11	8,504.324	12.98	110,386
ING MAP PLUS NP12	119.129	12.93	1,540
ING MAP PLUS NP13	473.788	12.88	6,102
ING MAP PLUS NP14	16,759.617	12.83	215,026
ING MAP PLUS NP15	27,910.668	12.78	356,698
ING MAP PLUS NP16	3,435.521	12.73	43,734
ING MAP PLUS NP17	13,680.982	12.68	173,475
ING MAP PLUS NP18	5,311.825	12.63	67,088
ING MAP PLUS NP19	13,863.177	12.58	174,399
ING MAP PLUS NP20	54,471.069	12.53	682,522
ING MAP PLUS NP21	55,804.850	12.48	696,445
ING MAP PLUS NP22	2,068.566	12.43	25,712
ING MAP PLUS NP23	8,057.427	12.38	99,751
ING MAP PLUS NP24	2,262.600	12.33	27,898
ING MAP PLUS NP25	13.349	12.28	164
ING MAP PLUS NP26	1,801.564	12.23	22,033
ING MAP PLUS NP27	9,761.286	12.19	118,990
ING MAP PLUS NP28	661.748	12.14	8,034
ING MAP PLUS NP29	1,070.717	12.09	12,945
ING MAP PLUS NP30	975.320	12.04	11,743
ING MAP PLUS NP32	748.919	11.95	8,950
	445,555.757		$ 5,725,907

244

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
American Century Inflation-Adjusted Bond Fund - Investor
Class
Contracts in accumulation period:
ING Custom Choice 62	9,300.150	$ 12.43	$ 115,601
ING Custom Choice 65	5,865.520	12.72	74,609
ING MAP PLUS NP9	13,403.994	12.60	168,890
ING MAP PLUS NP11	49,703.574	12.57	624,774
ING MAP PLUS NP12	3,175.925	12.55	39,858
ING MAP PLUS NP17	8,262.273	12.47	103,031
ING MAP PLUS NP18	1,883.646	12.45	23,451
ING MAP PLUS NP23	8,887.551	12.37	109,939
ING MAP PLUS NP26	4,223.562	12.32	52,034
ING MAP PLUS NP32	69.047	12.22	844
Qualified V	208.864	12.38	2,586
Qualified VI	591,125.743	12.43	7,347,693
Qualified VIII	155.385	12.43	1,931
Qualified XII (0.00)	4,742.487	12.85	60,941
Qualified XII (0.25)	9,470.381	12.77	120,937
Qualified XII (0.30)	2,392.329	12.75	30,502
Qualified XII (0.40)	20,751.149	12.72	263,955
Qualified XII (0.50)	18,127.541	12.68	229,857
Qualified XII (0.55)	274.030	12.67	3,472
Qualified XII (0.60)	5,162.770	12.65	65,309
Qualified XII (0.65)	20,226.507	12.63	255,461
Qualified XII (0.70)	16,893.453	12.62	213,195
Qualified XII (0.75)	142,893.615	12.60	1,800,460
Qualified XII (0.80)	88,785.468	12.58	1,116,921
Qualified XII (0.85)	296,243.072	12.57	3,723,775
Qualified XII (0.90)	11,764.077	12.55	147,639
Qualified XII (0.95)	94,772.938	12.53	1,187,505
Qualified XII (1.00)	419,595.978	12.52	5,253,342
Qualified XII (1.05)	16,980.445	12.50	212,256
Qualified XII (1.10)	13,100.242	12.48	163,491
Qualified XII (1.15)	18,747.460	12.47	233,781
Qualified XII (1.20)	1,740.869	12.45	21,674
Qualified XII (1.25)	49,935.732	12.43	620,701
Qualified XII (1.30)	154.187	12.42	1,915
Qualified XII (1.40)	4,209.331	12.39	52,154
Qualified XII (1.50)	768.119	12.35	9,486
Qualified XVI	13,052.321	12.35	161,196
Qualified XXVII	1,424,630.822	12.49	17,793,639
Qualified XXXIV	735.246	12.55	9,227
Qualified XXXVIII	23,328.643	12.85	299,773
Qualified XLIII	237.948	12.60	2,998
Qualified LIV	13,466.710	12.58	169,411
Qualified LVI	54,758.394	12.77	699,265
	3,484,207.498		$ 43,589,479

245

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
American Century Income & Growth Fund - A Class
Contracts in accumulation period:
Qualified XII (1.00)	289.355	$ 31.52	$ 9,120
Qualified XXVII	522,289.822	10.19	5,322,133
	522,579.177		$ 5,331,253
American Funds American Mutual Fund® - Class R-4
Contracts in accumulation period:
Qualified XII (0.75)	88.000	$ 10.54	$ 928
Qualified XII (0.95)	12.332	10.52	130
Qualified XII (1.00)	266.658	10.51	2,803
Qualified XII (1.25)	16.994	10.48	178
Qualified XII (1.40)	190.065	10.47	1,990
	574.049		$ 6,029
Ariel Appreciation Fund
Contracts in accumulation period:
ING MAP PLUS NP6	3,854.370	$ 12.66	$ 48,796
ING MAP PLUS NP8	15,036.553	12.56	188,859
ING MAP PLUS NP9	2,370.928	12.51	29,660
ING MAP PLUS NP11	10,573.579	12.42	131,324
ING MAP PLUS NP13	1,474.348	12.32	18,164
ING MAP PLUS NP14	3,259.446	12.27	39,993
ING MAP PLUS NP15	12,728.669	12.22	155,544
ING MAP PLUS NP17	128.366	12.13	1,557
ING MAP PLUS NP18	10.822	12.08	131
ING MAP PLUS NP19	1.902	12.03	23
ING MAP PLUS NP21	807.557	11.93	9,634
ING MAP PLUS NP22	1,074.453	11.89	12,775
ING MAP PLUS NP23	2,891.824	11.84	34,239
ING MAP PLUS NP26	201.662	11.70	2,359
ING MAP PLUS NP28	82.232	11.61	955
ING MAP PLUS NP32	443.184	11.43	5,066
	54,939.895		$ 679,079
Ariel Fund
Contracts in accumulation period:
ING Custom Choice 62	473.144	$ 10.10	$ 4,779
ING Custom Choice 65	5,887.346	10.25	60,345
ING MAP PLUS NP8	11,836.193	11.58	137,063
ING MAP PLUS NP9	7,336.951	11.53	84,595
ING MAP PLUS NP13	3,268.905	11.35	37,102
ING MAP PLUS NP14	15,939.312	11.30	180,114
ING MAP PLUS NP15	21,622.503	11.26	243,469
ING MAP PLUS NP17	24,556.202	11.17	274,293
ING MAP PLUS NP19	1,522.902	11.08	16,874
ING MAP PLUS NP20	6,628.966	11.04	73,184
ING MAP PLUS NP21	1,100.062	11.00	12,101
ING MAP PLUS NP22	779.283	10.95	8,533
ING MAP PLUS NP23	4,247.740	10.91	46,343
ING MAP PLUS NP25	1,314.392	10.82	14,222
ING MAP PLUS NP26	728.092	10.78	7,849

246

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Ariel Fund (continued)
ING MAP PLUS NP27	90.995	$ 10.74	$ 977
ING MAP PLUS NP28	193.389	10.70	2,069
Qualified VI	83,460.428	10.10	842,950
Qualified XII (0.25)	96.460	15.99	1,542
Qualified XII (0.40)	895.691	15.74	14,098
Qualified XII (0.50)	1,579.221	15.58	24,604
Qualified XII (0.60)	691.125	15.41	10,650
Qualified XII (0.65)	322.701	15.33	4,947
Qualified XII (0.70)	1,273.542	15.25	19,422
Qualified XII (0.75)	2,131.423	15.17	32,334
Qualified XII (0.80)	3,312.687	15.09	49,988
Qualified XII (0.85)	37,165.784	10.17	377,976
Qualified XII (0.90)	335.413	14.94	5,011
Qualified XII (0.95)	9,880.426	10.15	100,286
Qualified XII (1.00)	21,326.042	10.15	216,459
Qualified XII (1.05)	1,821.095	10.14	18,466
Qualified XII (1.10)	2,225.634	10.13	22,546
Qualified XII (1.15)	693.691	10.12	7,020
Qualified XII (1.25)	2,015.001	10.10	20,352
Qualified XVI	295.746	10.06	2,975
Qualified XXXIV	1,532.969	10.16	15,575
Qualified XXXVIII	814.180	10.31	8,394
Qualified LIV	6,050.946	10.18	61,599
Qualified LVI	299.388	10.27	3,075
	285,745.970		$ 3,064,181
Artisan International Fund - Investor Shares
Contracts in accumulation period:
ING Custom Choice 62	303.845	$ 7.35	$ 2,233
ING Custom Choice 65	496.047	7.58	3,760
ING MAP PLUS NP16	54.087	12.80	692
ING MAP PLUS NP26	108.181	12.63	1,366
Qualified VI	136,629.699	7.35	1,004,228
Qualified XII (0.20)	1,380.660	7.96	10,990
Qualified XII (0.25)	315.628	7.94	2,506
Qualified XII (0.30)	2,545.540	7.92	20,161
Qualified XII (0.40)	960.735	7.89	7,580
Qualified XII (0.50)	4,979.483	7.85	39,089
Qualified XII (0.55)	500.737	7.83	3,921
Qualified XII (0.60)	4,373.657	7.81	34,158
Qualified XII (0.65)	803.300	7.79	6,258
Qualified XII (0.70)	3,072.716	7.78	23,906
Qualified XII (0.75)	3,213.071	7.76	24,933
Qualified XII (0.80)	12,104.111	7.74	93,686
Qualified XII (0.85)	37,155.484	7.72	286,840
Qualified XII (0.90)	908.039	7.70	6,992
Qualified XII (0.95)	22,313.518	7.69	171,591
Qualified XII (1.00)	67,625.673	7.67	518,689
Qualified XII (1.05)	2,254.191	7.65	17,245

247

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Artisan International Fund - Investor Shares (continued)
Qualified XII (1.10)	1,716.817	$ 7.63	$ 13,099
Qualified XII (1.15)	2,106.012	7.61	16,027
Qualified XII (1.20)	3,035.121	7.60	23,067
Qualified XII (1.25)	17,881.748	7.58	135,544
Qualified XII (1.40)	223.578	7.53	1,684
Qualified XIII	1,072.412	7.43	7,968
Qualified XVI	3,729.645	7.29	27,189
Qualified XXXIV	269.119	7.49	2,016
Qualified XXXVIII	196.330	7.70	1,512
Qualified LIV	19,330.699	7.47	144,400
Qualified LVI	2,654.060	7.63	20,250
	354,313.943		$ 2,673,580
Aston/Fairpointe Mid Cap Fund - Class N
Contracts in accumulation period:
ING Custom Choice 62	1,156.211	$ 10.81	$ 12,499
Qualified VI	169,341.080	10.81	1,830,577
Qualified XII (0.25)	2,700.448	10.99	29,678
Qualified XII (0.30)	6,840.215	10.98	75,106
Qualified XII (0.40)	6,340.695	10.96	69,494
Qualified XII (0.50)	1,591.321	10.94	17,409
Qualified XII (0.55)	2,154.501	10.94	23,570
Qualified XII (0.60)	2,692.322	10.93	29,427
Qualified XII (0.65)	513.772	10.92	5,610
Qualified XII (0.70)	2,086.897	10.91	22,768
Qualified XII (0.75)	5,734.718	10.90	62,508
Qualified XII (0.80)	10,537.319	10.89	114,751
Qualified XII (0.85)	62,049.691	10.88	675,101
Qualified XII (0.90)	796.635	10.87	8,659
Qualified XII (0.95)	28,311.969	10.86	307,468
Qualified XII (1.00)	151,639.246	10.85	1,645,286
Qualified XII (1.05)	85.253	10.85	925
Qualified XII (1.10)	2,132.989	10.84	23,122
Qualified XII (1.20)	765.716	10.82	8,285
Qualified XII (1.25)	10,039.445	10.81	108,526
Qualified XII (1.40)	282.205	10.78	3,042
Qualified XII (1.50)	32.292	10.77	348
Qualified XVI	988.219	10.77	10,643
Qualified XXXIV	141.701	10.87	1,540
Qualified XXXVIII	231.958	11.04	2,561
Qualified LIV	41,973.149	10.89	457,088
Qualified LVI	953.518	10.99	10,479
	512,113.485		$ 5,556,470

248

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
BlackRock Equity Dividend Fund - Investor A Shares
Contracts in accumulation period:
ING MAP PLUS NP4	2,181.371	$ 12.49	$ 27,245
ING MAP PLUS NP11	4,206.788	12.41	52,206
ING MAP PLUS NP13	935.378	12.38	11,580
ING MAP PLUS NP15	20,377.768	12.36	251,869
ING MAP PLUS NP18	3,711.422	12.33	45,762
ING MAP PLUS NP21	2,354.444	12.29	28,936
ING MAP PLUS NP23	456.502	12.27	5,601
ING MAP PLUS NP24	5,233.564	12.26	64,163
	39,457.237		$ 487,362
BlackRock Mid Cap Value Opportunities Fund - Investor A
Shares
Contracts in accumulation period:
ING Custom Choice 62	145.971	$ 15.35	$ 2,241
ING Custom Choice 65	777.037	15.70	12,199
ING MAP PLUS NP11	20.866	15.62	326
ING MAP PLUS NP15	2,491.699	15.53	38,696
Qualified V	123.126	15.29	1,883
Qualified VI	111,689.476	15.35	1,714,433
Qualified XII (0.30)	3,972.475	15.74	62,527
Qualified XII (0.40)	2,717.817	15.70	42,670
Qualified XII (0.50)	3,988.017	15.66	62,452
Qualified XII (0.55)	219.910	15.64	3,439
Qualified XII (0.60)	454.978	15.62	7,107
Qualified XII (0.65)	1,317.459	15.60	20,552
Qualified XII (0.70)	3,538.609	15.58	55,132
Qualified XII (0.75)	9,254.932	15.55	143,914
Qualified XII (0.80)	10,239.614	15.53	159,021
Qualified XII (0.85)	34,682.565	15.51	537,927
Qualified XII (0.90)	548.081	15.49	8,490
Qualified XII (0.95)	13,667.942	15.47	211,443
Qualified XII (1.00)	46,799.651	15.45	723,055
Qualified XII (1.05)	2,629.537	15.43	40,574
Qualified XII (1.10)	3,469.137	15.41	53,459
Qualified XII (1.15)	31.706	15.39	488
Qualified XII (1.20)	626.910	15.37	9,636
Qualified XII (1.25)	15,178.864	15.35	232,996
Qualified XII (1.30)	54.654	15.33	838
Qualified XII (1.40)	95.337	15.29	1,458
Qualified XII (1.50)	395.313	15.25	6,029
Qualified XVI	1,417.664	15.25	21,619
Qualified XXVII	201,326.620	15.91	3,203,107
Qualified XXXIV	23.745	15.49	368
Qualified XXXVIII	1,649.730	15.87	26,181
Qualified XLIII	175.310	15.55	2,726
Qualified LIV	2,008.963	15.53	31,199
Qualified LVI	2,650.515	15.76	41,772
	478,384.230		$ 7,479,957

249

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
The Bond Fund of AmericaSM, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	3,938.648	$ 10.99	$ 43,286
ING Custom Choice 65	430.188	11.34	4,878
Qualified VI	250,273.773	10.99	2,750,509
Qualified XII (0.20)	2,618.190	11.42	29,900
Qualified XII (0.30)	1,737.675	11.38	19,775
Qualified XII (0.40)	17,650.054	11.34	200,152
Qualified XII (0.50)	20,919.566	11.29	236,182
Qualified XII (0.55)	382.512	11.27	4,311
Qualified XII (0.60)	2,364.152	11.25	26,597
Qualified XII (0.65)	21,748.982	11.23	244,241
Qualified XII (0.70)	4,494.186	11.21	50,380
Qualified XII (0.75)	43,442.248	11.19	486,119
Qualified XII (0.80)	36,203.253	11.17	404,390
Qualified XII (0.85)	89,164.448	11.15	994,184
Qualified XII (0.90)	97.303	11.13	1,083
Qualified XII (0.95)	98,157.731	11.11	1,090,532
Qualified XII (1.00)	145,915.459	11.09	1,618,202
Qualified XII (1.05)	7,791.942	11.07	86,257
Qualified XII (1.10)	8,066.356	11.05	89,133
Qualified XII (1.15)	8,866.207	11.03	97,794
Qualified XII (1.20)	14,561.174	11.01	160,319
Qualified XII (1.25)	26,936.191	10.99	296,029
Qualified XII (1.40)	2,418.559	10.93	26,435
Qualified XII (1.45)	258.538	10.91	2,821
Qualified XII (1.50)	59.224	10.89	645
Qualified XIII	41.126	11.11	457
Qualified XV	3,225.714	11.11	35,838
Qualified XVI	2,007.819	10.89	21,865
Qualified XXXIV	213.557	11.19	2,390
Qualified XXXVIII	668.870	11.50	7,692
Qualified LIV	9,737.425	11.17	108,767
Qualified LVI	6,803.231	11.40	77,557
	831,194.301		$ 9,218,720
Calvert VP SRI Balanced Portfolio
Currently payable annuity contracts:	17,000.456	$ 12.21	$ 207,576
Contracts in accumulation period:
ING Custom Choice 62	737.064	11.80	8,697
Qualified V	294.163	23.80	7,001
Qualified VI	482,273.908	23.81	11,482,942
Qualified VIII	4,832.260	21.61	104,425
Qualified X (1.15)	18,118.437	12.37	224,125
Qualified X (1.25)	50,021.682	12.20	610,265
Qualified XII (0.05)	8,622.324	27.16	234,182
Qualified XII (0.20)	2,598.019	14.30	37,152
Qualified XII (0.25)	7,853.480	14.20	111,519
Qualified XII (0.30)	4,749.162	14.10	66,963
Qualified XII (0.35)	186.739	14.01	2,616

250

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Calvert VP SRI Balanced Portfolio (continued)
Qualified XII (0.40)	7,403.026	$ 19.44	$ 143,915
Qualified XII (0.50)	16,809.693	14.05	236,176
Qualified XII (0.55)	6,062.792	13.63	82,636
Qualified XII (0.60)	6,932.006	13.54	93,859
Qualified XII (0.65)	84,325.871	13.45	1,134,183
Qualified XII (0.70)	46,603.191	13.36	622,619
Qualified XII (0.75)	38,897.837	13.26	515,785
Qualified XII (0.80)	74,785.448	13.87	1,037,274
Qualified XII (0.85)	116,153.406	18.37	2,133,738
Qualified XII (0.90)	10,813.647	13.58	146,849
Qualified XII (0.95)	104,488.536	18.09	1,890,198
Qualified XII (1.00)	267,842.444	17.94	4,805,093
Qualified XII (1.05)	3,894.658	17.80	69,325
Qualified XII (1.10)	34,830.925	17.67	615,462
Qualified XII (1.15)	11,338.319	17.53	198,761
Qualified XII (1.20)	7,707.155	17.39	134,027
Qualified XII (1.25)	32,942.844	17.26	568,593
Qualified XII (1.30)	2,330.207	17.12	39,893
Qualified XII (1.40)	13,141.600	16.86	221,567
Qualified XII (1.45)	3,812.093	16.72	63,738
Qualified XII (1.50)	360.753	16.59	5,985
Qualified XV	3,676.599	24.91	91,584
Qualified XVI	21,626.696	22.95	496,333
Qualified XVII	500.269	23.81	11,911
Qualified XVIII	1,154.248	12.20	14,082
Qualified XXVII	374,178.666	32.50	12,160,807
Qualified XXVIII	77,495.157	32.25	2,499,219
Qualified XXXIV	9,971.234	9.72	96,920
Qualified XXXVI	3,540.644	12.71	45,002
Qualified XXXVIII	52,865.497	9.99	528,126
Qualified LIV	9,515.642	11.72	111,523
Qualified LVI	10,720.972	12.04	129,081
	2,054,009.769		$ 44,041,727
Capital World Growth & Income FundSM, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP5	20.774	$ 12.69	$ 264
ING MAP PLUS NP11	8,822.919	12.59	111,081
ING MAP PLUS NP13	3,672.607	12.56	46,128
ING MAP PLUS NP14	6,800.196	12.54	85,274
ING MAP PLUS NP15	6,859.696	12.52	85,883
ING MAP PLUS NP16	285.868	12.51	3,576
ING MAP PLUS NP17	1,199.102	12.49	14,977
ING MAP PLUS NP18	67.353	12.47	840
ING MAP PLUS NP24	3,501.077	12.37	43,308
ING MAP PLUS NP26	1,935.720	12.34	23,887
	33,165.312		$ 415,218

251

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Cohen & Steers Realty Shares
Contracts in accumulation period:
Qualified VI	24,589.462	$ 9.46	$ 232,616
Qualified XII (0.30)	12,148.069	9.51	115,528
Qualified XII (0.40)	120.062	9.51	1,142
Qualified XII (0.55)	51.687	9.50	491
Qualified XII (0.65)	129.482	9.49	1,229
Qualified XII (0.70)	1,368.044	9.49	12,983
Qualified XII (0.75)	4,234.577	9.49	40,186
Qualified XII (0.80)	7,373.485	9.48	69,901
Qualified XII (0.85)	2,180.699	9.48	20,673
Qualified XII (0.90)	15.578	9.48	148
Qualified XII (0.95)	2,045.219	9.47	19,368
Qualified XII (1.00)	14,335.178	9.47	135,754
Qualified XII (1.10)	11.042	9.47	105
Qualified XII (1.20)	266.303	9.46	2,519
Qualified XII (1.25)	462.219	9.46	4,373
Qualified XVI	988.352	9.44	9,330
Qualified LIV	655.819	9.48	6,217
Qualified LVI	509.077	9.52	4,846
	71,484.354		$ 677,409
ColumbiaSM Acorn Fund® - Class A
Contracts in accumulation period:
ING MAP PLUS NP15	2,643.880	$ 12.47	$ 32,969
ING MAP PLUS NP18	1,218.652	12.43	15,148
ING MAP PLUS NP20	285.438	12.41	3,542
ING MAP PLUS NP24	1,418.875	12.36	17,537
ING MAP PLUS NP26	8.371	12.34	103
	5,575.216		$ 69,299
ColumbiaSM Acorn Fund® - Class Z
Contracts in accumulation period:
Qualified VI	3,002.615	$ 10.24	$ 30,747
Qualified XLII	1,009,091.814	10.72	10,817,464
	1,012,094.429		$ 10,848,211
Columbia Mid Cap Value Fund - Class A
Contracts in accumulation period:
ING Custom Choice 62	36.094	$ 9.11	$ 329
ING Custom Choice 65	116.715	9.40	1,097
ING MAP PLUS NP11	827.912	9.30	7,700
ING MAP PLUS NP15	6,293.861	9.23	58,092
ING MAP PLUS NP20	382.280	9.15	3,498
ING MAP PLUS NP21	3,194.488	9.13	29,166
ING MAP PLUS NP22	419.167	9.11	3,819
ING MAP PLUS NP23	939.165	9.10	8,546
ING MAP PLUS NP25	36.138	9.06	327
ING MAP PLUS NP26	1,629.480	9.05	14,747
ING MAP PLUS NP29	108.193	9.00	974
Qualified V	14.322	9.06	130
Qualified VI	76,361.402	9.11	695,652

252

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Columbia Mid Cap Value Fund - Class A (continued)
Qualified XII (0.30)	1,302.526	$ 9.43	$ 12,283
Qualified XII (0.40)	861.315	9.40	8,096
Qualified XII (0.50)	2,028.719	9.37	19,009
Qualified XII (0.55)	864.716	9.35	8,085
Qualified XII (0.60)	403.494	9.33	3,765
Qualified XII (0.65)	4,093.335	9.31	38,109
Qualified XII (0.70)	3,010.525	9.30	27,998
Qualified XII (0.75)	6,346.814	9.28	58,898
Qualified XII (0.80)	7,794.657	9.26	72,179
Qualified XII (0.85)	24,037.797	9.25	222,350
Qualified XII (0.95)	12,903.165	9.21	118,838
Qualified XII (1.00)	75,847.023	9.20	697,793
Qualified XII (1.05)	247.053	9.18	2,268
Qualified XII (1.10)	1,942.753	9.16	17,796
Qualified XII (1.15)	2,065.727	9.15	18,901
Qualified XII (1.20)	7,980.812	9.13	72,865
Qualified XII (1.25)	7,209.120	9.11	65,675
Qualified XII (1.40)	1,554.044	9.06	14,080
Qualified XII (1.45)	14.253	9.05	129
Qualified XII (1.50)	124.601	9.03	1,125
Qualified XIII	5,584.211	9.21	51,431
Qualified XV	1,585.840	9.21	14,606
Qualified XVI	1,501.862	9.03	13,562
Qualified XVII	263.661	9.11	2,402
Qualified XXI	142,363.997	9.26	1,318,291
Qualified LIV	10,759.279	9.26	99,631
Qualified LVI	88.263	9.45	834
	413,138.779		$ 3,805,076
Columbia Mid Cap Value Fund - Class Z
Contracts in accumulation period:
Qualified XLII	556,854.386	$ 9.63	$ 5,362,508
Qualified LIV	89.422	9.35	836
	556,943.808		$ 5,363,344
CRM Mid Cap Value Fund - Investor Shares
Contracts in accumulation period:
ING MAP PLUS NP6	338.336	$ 13.28	$ 4,493
ING MAP PLUS NP8	167.686	13.25	2,222
ING MAP PLUS NP11	7,676.120	13.19	101,248
ING MAP PLUS NP13	6,224.605	13.16	81,916
ING MAP PLUS NP18	183.452	13.07	2,398
ING MAP PLUS NP21	65.714	13.02	856
ING MAP PLUS NP23	103.547	12.99	1,345
ING MAP PLUS NP24	1,292.316	12.97	16,761
ING MAP PLUS NP26	383.896	12.93	4,964
	16,435.672		$ 216,203

253

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Dodge & Cox International Stock Fund
Contracts in accumulation period:
ING MAP PLUS NP6	9,559.017	$ 9.89	$ 94,539
ING MAP PLUS NP8	1,212.499	9.87	11,967
ING MAP PLUS NP11	1,172.454	9.85	11,549
ING MAP PLUS NP13	147.786	9.83	1,453
ING MAP PLUS NP15	41.441	9.81	407
ING MAP PLUS NP21	1,200.282	9.75	11,703
ING MAP PLUS NP26	334.496	9.71	3,248
ING MAP PLUS NP28	148.934	9.69	1,443
	13,816.909		$ 136,309
Dodge & Cox Stock Fund
Contracts in accumulation period:
ING MAP PLUS NP14	2,157.075	$ 10.98	$ 23,685
ING MAP PLUS NP25	40.738	10.86	442
	2,197.813		$ 24,127
DWS Equity 500 Index Fund - Class S
Contracts in accumulation period:
Qualified XII (1.00)	29,288.935	$ 13.65	$ 399,794

Eaton Vance Large-Cap Value Fund - Class R
Contracts in accumulation period:
ING MAP PLUS NP5	35.024	$ 12.74	$ 446
ING MAP PLUS NP11	1,828.112	12.64	23,107
ING MAP PLUS NP12	1,228.822	12.62	15,508
ING MAP PLUS NP16	293.629	12.56	3,688
ING MAP PLUS NP26	33.313	12.39	413
ING MAP PLUS NP32	191.061	12.29	2,348
	3,609.961		$ 45,510
EuroPacific Growth Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	112,304.854	$ 15.61	$ 1,753,079
ING MAP PLUS NP3	1,465.568	15.49	22,702
ING MAP PLUS NP4	3,644.675	15.43	56,237
ING MAP PLUS NP5	92.755	15.36	1,425
ING MAP PLUS NP6	31,206.660	15.30	477,462
ING MAP PLUS NP8	106,249.309	15.18	1,612,865
ING MAP PLUS NP9	87,967.287	15.12	1,330,065
ING MAP PLUS NP10	4,155.651	15.06	62,584
ING MAP PLUS NP11	19,182.466	15.00	287,737
ING MAP PLUS NP12	26,182.333	14.95	391,426
ING MAP PLUS NP13	5,883.750	14.89	87,609
ING MAP PLUS NP14	55,103.922	14.83	817,191
ING MAP PLUS NP15	53,033.702	14.77	783,308
ING MAP PLUS NP16	385.690	14.71	5,673
ING MAP PLUS NP17	33,226.237	14.65	486,764
ING MAP PLUS NP18	7,014.108	14.60	102,406
ING MAP PLUS NP19	22,020.589	14.54	320,179
ING MAP PLUS NP20	9,879.860	14.48	143,060

254

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
EuroPacific Growth Fund® - Class R-3 (continued)
ING MAP PLUS NP21	14,030.374	$ 14.42	$ 202,318
ING MAP PLUS NP22	12,996.299	14.37	186,757
ING MAP PLUS NP23	12,364.009	14.31	176,929
ING MAP PLUS NP24	4,940.794	14.25	70,406
ING MAP PLUS NP25	6,411.264	14.20	91,040
ING MAP PLUS NP26	10,580.794	14.14	149,612
ING MAP PLUS NP28	3,840.041	14.03	53,876
ING MAP PLUS NP29	2,407.755	13.97	33,636
ING MAP PLUS NP30	1,104.085	13.92	15,369
ING MAP PLUS NP32	1,005.676	13.81	13,888
	648,680.507		$ 9,735,603
EuroPacific Growth Fund® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	14,571.619	$ 14.97	$ 218,137
ING Custom Choice 65	3,532.256	13.58	47,968
Qualified V	2,136.454	14.20	30,338
Qualified VI	3,072,528.310	14.38	44,182,957
Qualified XII (0.00)	65,836.226	15.82	1,041,529
Qualified XII (0.05)	305,238.244	15.79	4,819,712
Qualified XII (0.10)	85.295	15.70	1,339
Qualified XII (0.20)	208,789.341	15.58	3,252,938
Qualified XII (0.25)	2,703.073	15.52	41,952
Qualified XII (0.30)	50,519.161	15.46	781,026
Qualified XII (0.35)	2,031.592	15.40	31,287
Qualified XII (0.40)	183,967.108	15.34	2,822,055
Qualified XII (0.50)	2,079,790.061	15.23	31,675,203
Qualified XII (0.55)	227,397.479	15.17	3,449,620
Qualified XII (0.60)	58,721.874	15.11	887,288
Qualified XII (0.65)	638,771.987	15.05	9,613,518
Qualified XII (0.70)	193,132.726	14.99	2,895,060
Qualified XII (0.75)	1,019,991.592	14.94	15,238,674
Qualified XII (0.80)	401,720.386	14.88	5,977,599
Qualified XII (0.85)	859,240.007	14.82	12,733,937
Qualified XII (0.90)	12,667.083	14.77	187,093
Qualified XII (0.95)	606,669.279	14.71	8,924,105
Qualified XII (1.00)	2,878,121.799	14.65	42,164,484
Qualified XII (1.05)	31,576.610	14.60	461,019
Qualified XII (1.10)	68,023.874	14.54	989,067
Qualified XII (1.15)	99,025.440	14.49	1,434,879
Qualified XII (1.20)	23,077.688	14.43	333,011
Qualified XII (1.25)	220,058.019	14.38	3,164,434
Qualified XII (1.30)	1,527.531	14.32	21,874
Qualified XII (1.40)	18,044.951	14.21	256,419
Qualified XII (1.45)	2,910.189	14.16	41,208
Qualified XII (1.50)	2,202.723	14.10	31,058
Qualified XV	12,221.173	14.71	179,773
Qualified XVI	84,792.596	14.10	1,195,576
Qualified XVII	1,103.595	14.49	15,991
Qualified XXI	29,169.725	14.88	434,046

255

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
EuroPacific Growth Fund® - Class R-4 (continued)
Qualified XXVII	2,412,833.774	$ 12.88	$ 31,077,299
Qualified XXXIII (0.65)	25,681.228	15.67	402,425
Qualified XXXIV	21,283.975	7.54	160,481
Qualified XXXVIII	104,662.950	7.75	811,138
Qualified XLIII	6,103.483	7.56	46,142
Qualified LIV	205,103.794	13.33	2,734,034
Qualified LVI	39,409.699	13.70	539,913
	16,296,975.969		$ 235,347,606
Fidelity® Advisor New Insights Fund - Institutional Class
Contracts in accumulation period:
ING MAP PLUS NP1	161.779	$ 12.15	$ 1,966
ING MAP PLUS NP4	805.809	12.12	9,766
ING MAP PLUS NP8	1,222.702	12.07	14,758
ING MAP PLUS NP13	1,778.564	12.02	21,378
ING MAP PLUS NP15	4,563.667	11.99	54,718
ING MAP PLUS NP18	4,660.377	11.96	55,738
ING MAP PLUS NP21	1,997.922	11.92	23,815
ING MAP PLUS NP24	5,190.015	11.89	61,709
ING MAP PLUS NP26	35.549	11.87	422
ING MAP PLUS NP30	1,220.772	11.82	14,430
	21,637.156		$ 258,700
Fidelity® VIP Equity-Income Portfolio - Initial Class
Currently payable annuity contracts:	286,414.130	$10.72 to $12.32	$ 3,521,443
Contracts in accumulation period:
ING Custom Choice 62	5,784.450	11.61	67,157
ING Custom Choice 65	24,409.723	11.49	280,468
ING MAP PLUS NP1	21,518.935	11.96	257,366
ING MAP PLUS NP6	18,682.879	11.73	219,150
ING MAP PLUS NP8	10,064.200	11.63	117,047
ING MAP PLUS NP9	1,139.265	11.59	13,204
ING MAP PLUS NP10	619.146	11.54	7,145
ING MAP PLUS NP11	14,844.437	11.50	170,711
ING MAP PLUS NP12	35,327.519	11.45	404,500
ING MAP PLUS NP13	265.566	11.41	3,030
ING MAP PLUS NP14	10,291.598	11.36	116,913
ING MAP PLUS NP15	6,883.239	11.32	77,918
ING MAP PLUS NP17	4,345.209	11.23	48,797
ING MAP PLUS NP18	362.819	11.18	4,056
ING MAP PLUS NP19	2,324.743	11.14	25,898
ING MAP PLUS NP21	128.543	11.05	1,420
ING MAP PLUS NP22	3,836.246	11.01	42,237
ING MAP PLUS NP23	9,958.339	10.96	109,143
ING MAP PLUS NP25	47.460	10.88	516
ING MAP PLUS NP26	1,399.899	10.83	15,161
ING MAP PLUS NP28	544.298	10.75	5,851
ING MAP PLUS NP29	3,389.828	10.71	36,305
ING MAP PLUS NP32	83.292	10.58	881
Qualified V	2,600.658	21.37	55,576
Qualified VI	2,627,467.663	22.02	57,856,838

256

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Initial Class
(continued)
Qualified VIII	1,335.534	$ 21.91	$ 29,262
Qualified X (1.15)	226,280.784	28.04	6,344,913
Qualified X (1.25)	197,012.237	27.55	5,427,687
Qualified XII (0.00)	524.952	14.83	7,785
Qualified XII (0.05)	98,080.538	25.12	2,463,783
Qualified XII (0.10)	260.308	14.63	3,808
Qualified XII (0.20)	179,409.859	14.43	2,588,884
Qualified XII (0.25)	93,694.484	14.33	1,342,642
Qualified XII (0.30)	65,858.364	14.24	937,823
Qualified XII (0.35)	6,803.152	14.14	96,197
Qualified XII (0.40)	140,734.149	21.40	3,011,711
Qualified XII (0.45)	47.228	13.95	659
Qualified XII (0.50)	1,262,993.286	14.41	18,199,733
Qualified XII (0.55)	112,046.977	13.76	1,541,766
Qualified XII (0.60)	62,118.614	13.67	849,161
Qualified XII (0.65)	640,868.189	13.57	8,696,581
Qualified XII (0.70)	216,539.780	13.48	2,918,956
Qualified XII (0.75)	259,928.163	13.39	3,480,438
Qualified XII (0.80)	547,761.163	14.51	7,948,014
Qualified XII (0.85)	391,909.336	20.22	7,924,407
Qualified XII (0.90)	22,647.263	14.08	318,873
Qualified XII (0.95)	555,900.934	19.90	11,062,429
Qualified XII (1.00)	1,127,906.409	19.75	22,276,152
Qualified XII (1.05)	65,859.099	19.60	1,290,838
Qualified XII (1.10)	133,267.511	19.44	2,590,720
Qualified XII (1.15)	98,462.857	19.29	1,899,349
Qualified XII (1.20)	24,053.937	19.14	460,392
Qualified XII (1.25)	118,858.857	18.99	2,257,130
Qualified XII (1.30)	15,243.009	18.84	287,178
Qualified XII (1.35)	30.611	18.70	572
Qualified XII (1.40)	15,034.615	18.55	278,892
Qualified XII (1.45)	9,780.551	18.41	180,060
Qualified XII (1.50)	3,166.745	18.26	57,825
Qualified XIII	2,294.802	23.07	52,941
Qualified XV	24,022.008	23.03	553,227
Qualified XVI	103,017.572	21.22	2,186,033
Qualified XVII	2,402.666	22.02	52,907
Qualified XVIII	8,222.383	27.55	226,527
Qualified XXVII	1,851,625.929	23.72	43,920,567
Qualified XXVIII	1,067,085.700	23.54	25,119,197
Qualified XXXII	18,584.008	11.88	220,778
Qualified XXXIV	90,072.722	8.07	726,887
Qualified XXXVI	31,706.750	12.67	401,725
Qualified XXXVIII	41,555.721	8.29	344,497
Qualified XLIII	10,496.384	8.08	84,811
Qualified LIV	48,864.316	11.28	551,189
Qualified LVI	138,090.715	11.59	1,600,471
Qualified LIX	863.109	12.81	11,056
	13,226,058.364		$ 256,286,164

257

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Growth Portfolio - Initial Class
Currently payable annuity contracts:	86,091.822	$ 11.90	$ 1,024,493
Contracts in accumulation period:
ING Custom Choice 62	3,862.819	11.85	45,774
ING Custom Choice 65	51,131.450	12.65	646,813
ING MAP PLUS NP1	13,631.276	11.66	158,941
ING MAP PLUS NP11	2,802.106	11.21	31,412
ING MAP PLUS NP12	2,528.278	11.16	28,216
ING MAP PLUS NP13	4,209.454	11.12	46,809
ING MAP PLUS NP17	446.527	10.95	4,889
ING MAP PLUS NP18	100.536	10.90	1,096
ING MAP PLUS NP22	221.122	10.73	2,373
ING MAP PLUS NP23	109.510	10.69	1,171
ING MAP PLUS NP26	33.845	10.56	357
ING MAP PLUS NP28	41.676	10.48	437
ING MAP PLUS NP29	1,009.392	10.44	10,538
Qualified V	298.250	18.79	5,604
Qualified VI	3,713,244.096	19.06	70,774,432
Qualified VIII	6,487.690	19.27	125,018
Qualified X (1.15)	313,273.303	26.98	8,452,114
Qualified X (1.25)	197,484.539	26.51	5,235,315
Qualified XII (0.05)	40,493.626	21.74	880,331
Qualified XII (0.10)	91.100	14.10	1,285
Qualified XII (0.20)	223,711.519	13.91	3,111,827
Qualified XII (0.25)	155,676.768	13.81	2,149,896
Qualified XII (0.30)	95,959.397	13.72	1,316,563
Qualified XII (0.35)	14,211.253	13.62	193,557
Qualified XII (0.40)	142,448.031	19.48	2,774,888
Qualified XII (0.45)	204.536	13.44	2,749
Qualified XII (0.50)	286,046.996	14.02	4,010,379
Qualified XII (0.55)	153,266.225	13.26	2,032,310
Qualified XII (0.60)	135,067.961	13.17	1,778,845
Qualified XII (0.65)	1,885,044.035	13.08	24,656,376
Qualified XII (0.70)	275,317.846	12.99	3,576,379
Qualified XII (0.75)	241,558.648	12.90	3,116,107
Qualified XII (0.80)	422,828.870	14.04	5,936,517
Qualified XII (0.85)	778,909.321	18.40	14,331,932
Qualified XII (0.90)	32,500.303	13.51	439,079
Qualified XII (0.95)	547,004.994	18.12	9,911,730
Qualified XII (1.00)	1,616,655.091	17.98	29,067,459
Qualified XII (1.05)	59,918.766	17.84	1,068,951
Qualified XII (1.10)	167,341.131	17.70	2,961,938
Qualified XII (1.15)	89,325.477	17.56	1,568,555
Qualified XII (1.20)	36,160.150	17.42	629,910
Qualified XII (1.25)	109,896.971	17.29	1,900,119
Qualified XII (1.30)	9,551.917	17.15	163,815
Qualified XII (1.40)	25,432.869	16.89	429,561
Qualified XII (1.45)	5,060.173	16.75	84,758
Qualified XII (1.50)	10,096.657	16.62	167,806

258

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Growth Portfolio - Initial Class (continued)
Qualified XIII	3,579.086	$ 19.97	$ 71,474
Qualified XV	31,952.611	19.94	637,135
Qualified XVI	133,587.893	18.37	2,454,010
Qualified XVII	424.157	19.06	8,084
Qualified XVIII	12,943.266	26.51	343,126
Qualified XXXII	22,396.426	11.69	261,814
Qualified XXXIII (0.65)	65.732	10.98	722
Qualified XXXIV	99,558.874	8.01	797,467
Qualified XXXVI	43,030.720	11.10	477,641
Qualified XXXVIII	117,741.797	8.23	969,015
Qualified XLIII	22,104.630	8.03	177,500
Qualified LIV	62,804.874	12.41	779,408
Qualified LVI	210,136.667	12.76	2,681,344
	12,717,115.055		$ 214,518,164
Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts:	4,592.742	$12.55 to $13.54	$ 62,145
Contracts in accumulation period:
Qualified XXVII	573,845.643	12.65	7,259,147
Qualified XXVIII	191,823.547	12.55	2,407,386
	770,261.932		$ 9,728,678
Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
ING Custom Choice 65	3,536.319	$ 11.21	$ 39,642
Qualified V	957.075	14.68	14,050
Qualified VI	524,508.587	15.07	7,904,344
Qualified VIII	643.976	15.05	9,692
Qualified X (1.15)	71,350.656	15.80	1,127,340
Qualified X (1.25)	67,647.585	15.53	1,050,567
Qualified XII (0.05)	29,625.072	17.19	509,255
Qualified XII (0.20)	58,785.835	11.96	703,079
Qualified XII (0.25)	32,504.949	11.88	386,159
Qualified XII (0.30)	10,351.071	11.80	122,143
Qualified XII (0.35)	3,087.999	11.72	36,191
Qualified XII (0.40)	18,885.709	16.23	306,515
Qualified XII (0.45)	15.857	11.56	183
Qualified XII (0.50)	28,173.338	12.38	348,786
Qualified XII (0.55)	66,430.687	11.40	757,310
Qualified XII (0.60)	12,226.278	11.33	138,524
Qualified XII (0.65)	274,994.507	11.25	3,093,688
Qualified XII (0.70)	39,609.351	11.17	442,436
Qualified XII (0.75)	42,893.342	11.10	476,116
Qualified XII (0.80)	75,803.240	12.32	933,896
Qualified XII (0.85)	106,235.543	15.33	1,628,591
Qualified XII (0.90)	6,354.253	12.17	77,331
Qualified XII (0.95)	49,020.757	15.10	740,213
Qualified XII (1.00)	109,026.812	14.98	1,633,222
Qualified XII (1.05)	10,678.782	14.86	158,687
Qualified XII (1.10)	25,312.222	14.75	373,355

259

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Overseas Portfolio - Initial Class (continued)
Qualified XII (1.15)	8,821.414	$ 14.63	$ 129,057
Qualified XII (1.20)	10,645.251	14.52	154,569
Qualified XII (1.25)	22,341.835	14.40	321,722
Qualified XII (1.30)	2,033.756	14.29	29,062
Qualified XII (1.40)	2,828.874	14.07	39,802
Qualified XII (1.45)	67.562	13.96	943
Qualified XII (1.50)	2,431.402	13.85	33,675
Qualified XV	8,065.981	15.77	127,201
Qualified XVI	26,401.108	14.53	383,608
Qualified XVII	1,035.952	15.07	15,612
Qualified XVIII	1,563.247	15.53	24,277
Qualified XXVII	355,598.613	8.53	3,033,256
Qualified XXXII	1,335.362	11.89	15,877
Qualified XXXIV	7,452.330	6.36	47,397
Qualified XXXVI	2,204.222	12.97	28,589
Qualified XXXVIII	18,576.541	6.53	121,305
Qualified XLIII	1,362.141	6.37	8,677
Qualified LIV	7,980.573	11.00	87,786
Qualified LVI	25,925.507	11.30	292,958
Qualified LIX	6,017.093	13.11	78,884
	2,181,348.566		$ 27,985,572
Fidelity® VIP Contrafund® Portfolio - Initial Class
Currently payable annuity contracts:	536,266.132	$ 14.96	$ 8,022,541
Contracts in accumulation period:
ING Custom Choice 62	29,977.789	14.34	429,881
ING Custom Choice 65	51,830.271	13.64	706,965
ING MAP PLUS NP1	227,543.868	15.26	3,472,319
ING MAP PLUS NP6	30,857.294	14.96	461,625
ING MAP PLUS NP8	125,870.993	14.84	1,867,926
ING MAP PLUS NP9	190,801.757	14.79	2,821,958
ING MAP PLUS NP10	7,266.095	14.73	107,030
ING MAP PLUS NP11	65,578.267	14.67	962,033
ING MAP PLUS NP12	68,095.531	14.61	994,876
ING MAP PLUS NP13	17,810.337	14.55	259,140
ING MAP PLUS NP14	80,165.406	14.50	1,162,398
ING MAP PLUS NP15	55,949.210	14.44	807,907
ING MAP PLUS NP16	17,400.175	14.38	250,215
ING MAP PLUS NP17	61,345.728	14.33	879,084
ING MAP PLUS NP18	10,143.210	14.27	144,744
ING MAP PLUS NP19	31,310.743	14.21	444,926
ING MAP PLUS NP20	39,554.662	14.16	560,094
ING MAP PLUS NP21	40,199.723	14.10	566,816
ING MAP PLUS NP22	16,900.609	14.05	237,454
ING MAP PLUS NP23	33,454.305	13.99	468,026
ING MAP PLUS NP24	7,232.986	13.93	100,755
ING MAP PLUS NP25	18,545.798	13.88	257,416
ING MAP PLUS NP26	9,203.865	13.82	127,197
ING MAP PLUS NP27	1,090.876	13.77	15,021

260

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Initial Class
(continued)
ING MAP PLUS NP28	7,925.232	$ 13.72	$ 108,734
ING MAP PLUS NP29	6,040.556	13.66	82,514
ING MAP PLUS NP30	1,193.283	13.61	16,241
ING MAP PLUS NP32	693.104	13.50	9,357
Qualified V	1,553.852	30.64	47,610
Qualified VI	6,618,155.858	31.24	206,751,189
Qualified VIII	4,940.283	31.41	155,174
Qualified X (1.15)	279,727.572	35.69	9,983,477
Qualified X (1.25)	422,374.728	35.10	14,825,353
Qualified XII (0.00)	1,738,334.361	12.65	21,989,930
Qualified XII (0.00)	7,915.393	21.57	170,735
Qualified XII (0.05)	202,145.537	35.63	7,202,445
Qualified XII (0.05)	251,909.343	35.63	8,975,530
Qualified XII (0.10)	213.320	21.28	4,539
Qualified XII (0.20)	753,804.948	20.99	15,822,366
Qualified XII (0.25)	238,423.635	20.85	4,971,133
Qualified XII (0.30)	95,945.318	20.71	1,987,028
Qualified XII (0.35)	18,952.904	20.57	389,861
Qualified XII (0.40)	326,308.000	31.71	10,347,227
Qualified XII (0.45)	1,391.005	20.29	28,223
Qualified XII (0.50)	2,604,172.474	21.06	54,843,872
Qualified XII (0.55)	500,853.580	20.02	10,027,089
Qualified XII (0.60)	2,964,997.787	19.88	58,944,156
Qualified XII (0.65)	1,374,458.938	19.75	27,145,564
Qualified XII (0.70)	550,951.753	19.61	10,804,164
Qualified XII (0.75)	1,137,376.708	19.48	22,156,098
Qualified XII (0.80)	1,219,476.520	21.27	25,938,266
Qualified XII (0.85)	1,116,432.155	29.96	33,448,307
Qualified XII (0.90)	102,143.676	20.50	2,093,945
Qualified XII (0.95)	1,130,087.054	29.50	33,337,568
Qualified XII (1.00)	3,164,441.395	29.27	92,623,200
Qualified XII (1.05)	129,621.931	29.04	3,764,221
Qualified XII (1.10)	234,868.378	28.81	6,766,558
Qualified XII (1.15)	274,819.577	28.59	7,857,092
Qualified XII (1.20)	51,767.490	28.36	1,468,126
Qualified XII (1.25)	318,801.032	28.14	8,971,061
Qualified XII (1.30)	15,130.172	27.92	422,434
Qualified XII (1.35)	1,091.014	27.71	30,232
Qualified XII (1.40)	27,771.916	27.49	763,450
Qualified XII (1.45)	4,037.242	27.28	110,136
Qualified XII (1.50)	4,220.966	27.06	114,219
Qualified XIII	5,440.397	32.73	178,064
Qualified XV	39,712.540	32.68	1,297,806
Qualified XVI	165,572.156	30.11	4,985,378
Qualified XVII	13,771.673	31.24	430,227
Qualified XVIII	14,992.215	35.10	526,227
Qualified XXI	179,268.056	33.30	5,969,626
Qualified XXVII	4,803,413.453	36.35	174,604,079
Qualified XXVIII	1,350,088.078	36.08	48,711,178

261

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Initial Class
(continued)
Qualified XXXII	20,730.765	$ 14.81	$ 307,023
Qualified XXXIII (0.65)	124,243.865	17.23	2,140,722
Qualified XXXIV	129,932.204	8.53	1,108,322
Qualified XXXVI	50,658.575	17.41	881,966
Qualified XXXVIII	254,058.409	8.77	2,228,092
Qualified XLIII	68,421.022	8.55	585,000
Qualified LIV	451,227.078	13.38	6,037,418
Qualified LVI	442,685.827	13.76	6,091,357
Qualified LIX	36,698.877	17.60	645,900
	37,830,780.810		$ 988,355,156
Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	3,685,829.442	$ 26.27	$ 96,826,739
Qualified XXVIII	250,023.593	26.07	6,518,115
	3,935,853.035		$ 103,344,854
Fidelity® VIP Mid Cap Portfolio - Initial Class
Contracts in accumulation period:
Qualified XII (0.00)	1,311,348.308	$ 13.81	$ 18,109,720

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	712,505.929	$ 22.46	$ 16,002,883
Qualified XXVIII	217,224.248	22.29	4,841,928
	929,730.177		$ 20,844,811
Mutual Global Discovery Fund - Class R
Contracts in accumulation period:
ING MAP PLUS NP4	35.102	$ 17.07	$ 599
ING MAP PLUS NP6	6,364.072	16.93	107,744
ING MAP PLUS NP8	14,695.498	16.80	246,884
ING MAP PLUS NP9	17,810.471	16.73	297,969
ING MAP PLUS NP11	15,631.942	16.60	259,490
ING MAP PLUS NP12	6,749.994	16.54	111,645
ING MAP PLUS NP13	17,102.233	16.47	281,674
ING MAP PLUS NP14	33,910.680	16.41	556,474
ING MAP PLUS NP15	9,869.268	16.34	161,264
ING MAP PLUS NP16	2,485.817	16.28	40,469
ING MAP PLUS NP17	9,126.741	16.21	147,944
ING MAP PLUS NP18	484.981	16.15	7,832
ING MAP PLUS NP19	10,651.532	16.09	171,383
ING MAP PLUS NP20	16,302.617	16.02	261,168
ING MAP PLUS NP21	3,385.024	15.96	54,025
ING MAP PLUS NP22	2,757.621	15.90	43,846
ING MAP PLUS NP23	1,706.828	15.83	27,019
ING MAP PLUS NP24	361.740	15.77	5,705
ING MAP PLUS NP26	267.783	15.65	4,191
ING MAP PLUS NP27	114.823	15.58	1,789
ING MAP PLUS NP28	460.162	15.52	7,142
ING MAP PLUS NP32	235.145	15.28	3,593

262

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	170,510.074	$ 2,799,849

263

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small-Mid Cap Growth Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	16,542.900	$ 14.45	$ 239,045
ING MAP PLUS NP8	703.322	14.06	9,889
ING MAP PLUS NP11	3,074.505	13.89	42,705
ING MAP PLUS NP14	1,693.730	13.73	23,255
ING MAP PLUS NP15	1,530.650	13.67	20,924
ING MAP PLUS NP16	2,558.493	13.62	34,847
ING MAP PLUS NP17	722.591	13.56	9,798
ING MAP PLUS NP18	775.162	13.51	10,472
ING MAP PLUS NP20	14,292.185	13.40	191,515
ING MAP PLUS NP21	662.875	13.35	8,849
ING MAP PLUS NP22	1,122.017	13.30	14,923
ING MAP PLUS NP23	3,394.306	13.25	44,975
ING MAP PLUS NP26	31.360	13.09	411
ING MAP PLUS NP32	1,702.419	12.78	21,757
	48,806.515		$ 673,365
Franklin Small Cap Value Securities Fund - Class 2
Currently payable annuity contracts:	95,755.083	$ 15.91	$ 1,523,463
Contracts in accumulation period:
ING Custom Choice 62	1,970.682	15.04	29,639
ING Custom Choice 65	5,476.129	13.44	73,599
ING MAP PLUS NP1	16,371.075	16.05	262,756
ING MAP PLUS NP6	4,647.671	15.74	73,154
ING MAP PLUS NP8	46,972.616	15.61	733,243
ING MAP PLUS NP9	19,626.753	15.55	305,196
ING MAP PLUS NP10	2,020.554	15.49	31,298
ING MAP PLUS NP11	5,334.257	15.43	82,308
ING MAP PLUS NP12	8,777.905	15.37	134,916
ING MAP PLUS NP13	1,479.389	15.31	22,649
ING MAP PLUS NP14	1,989.157	15.25	30,335
ING MAP PLUS NP15	18,360.560	15.19	278,897
ING MAP PLUS NP16	1,982.376	15.13	29,993
ING MAP PLUS NP17	7,092.551	15.07	106,885
ING MAP PLUS NP18	807.422	15.01	12,119
ING MAP PLUS NP19	1,928.974	14.95	28,838
ING MAP PLUS NP20	45.702	14.89	681
ING MAP PLUS NP21	2,536.787	14.83	37,621
ING MAP PLUS NP22	4,238.971	14.77	62,610
ING MAP PLUS NP23	2,332.522	14.71	34,311
ING MAP PLUS NP24	779.925	14.66	11,434
ING MAP PLUS NP25	21.561	14.60	315
ING MAP PLUS NP26	2,607.267	14.54	37,910
ING MAP PLUS NP28	2,375.052	14.43	34,272
ING MAP PLUS NP29	71.797	14.37	1,032
ING MAP PLUS NP30	401.151	14.31	5,740
ING MAP PLUS NP32	1.122	14.20	16
Qualified VI	1,029,136.767	17.87	18,390,674
Qualified X (1.15)	41,335.973	18.06	746,528

264

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small Cap Value Securities Fund - Class 2
(continued)
Qualified X (1.25)	92,162.982	$ 17.87	$ 1,646,952
Qualified XII (0.00)	588.044	20.36	11,973
Qualified XII (0.05)	49,760.645	20.04	997,203
Qualified XII (0.10)	237.510	20.15	4,786
Qualified XII (0.20)	99,109.455	19.94	1,976,243
Qualified XII (0.25)	83,558.558	19.84	1,657,802
Qualified XII (0.30)	17,561.533	19.74	346,665
Qualified XII (0.40)	143,074.030	19.53	2,794,236
Qualified XII (0.50)	772,940.457	19.33	14,940,939
Qualified XII (0.55)	41,039.536	19.23	789,190
Qualified XII (0.60)	48,892.482	19.13	935,313
Qualified XII (0.65)	411,856.055	19.03	7,837,621
Qualified XII (0.70)	51,040.552	18.93	966,198
Qualified XII (0.75)	188,457.544	18.83	3,548,656
Qualified XII (0.80)	29,652.981	18.73	555,400
Qualified XII (0.85)	179,323.858	18.63	3,340,803
Qualified XII (0.90)	4,097.325	18.54	75,964
Qualified XII (0.95)	205,528.257	18.44	3,789,941
Qualified XII (1.00)	713,461.658	18.34	13,084,887
Qualified XII (1.05)	23,094.074	18.25	421,467
Qualified XII (1.10)	33,411.948	18.15	606,427
Qualified XII (1.15)	28,377.013	18.06	512,489
Qualified XII (1.20)	15,051.527	17.96	270,325
Qualified XII (1.25)	71,483.097	17.87	1,277,403
Qualified XII (1.30)	3,288.638	17.78	58,472
Qualified XII (1.35)	122.153	17.68	2,160
Qualified XII (1.40)	2,554.094	17.59	44,927
Qualified XII (1.45)	1,157.429	17.50	20,255
Qualified XII (1.50)	726.260	17.41	12,644
Qualified XV	5,193.127	18.44	95,761
Qualified XVI	18,193.906	17.41	316,756
Qualified XVIII	2,242.346	17.87	40,071
Qualified XXI	36,658.145	18.73	686,607
Qualified XXVII	501,012.523	20.19	10,115,443
Qualified XXVIII	589,708.603	17.29	10,196,062
Qualified XXXII	202.874	15.37	3,118
Qualified XXXIII (0.65)	49,952.061	19.12	955,083
Qualified XXXIV	9,148.013	9.85	90,108
Qualified XXXVIII	36,622.790	10.13	370,989
Qualified XLIII	1,173.841	9.87	11,586
Qualified LIV	23,223.865	13.19	306,323
Qualified LVI	21,549.455	13.56	292,211
Qualified LIX	1,101.908	19.54	21,531
	5,934,070.903		$ 109,151,422

265

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fundamental InvestorsSM, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	18,492.421	$ 9.06	$ 167,541
ING MAP PLUS NP3	1,592.483	9.03	14,380
ING MAP PLUS NP4	7,533.994	9.02	67,957
ING MAP PLUS NP6	12,233.834	8.98	109,860
ING MAP PLUS NP8	5,675.019	8.95	50,791
ING MAP PLUS NP11	3,075.996	8.90	27,376
ING MAP PLUS NP12	103.072	8.88	915
ING MAP PLUS NP13	3,660.945	8.87	32,473
ING MAP PLUS NP14	6,488.137	8.85	57,420
ING MAP PLUS NP15	4,190.535	8.84	37,044
ING MAP PLUS NP17	29,036.352	8.80	255,520
ING MAP PLUS NP18	13,839.257	8.79	121,647
ING MAP PLUS NP21	6,999.102	8.74	61,172
ING MAP PLUS NP22	2,250.869	8.72	19,628
ING MAP PLUS NP23	6,870.556	8.71	59,843
ING MAP PLUS NP26	873.286	8.66	7,563
ING MAP PLUS NP30	96.316	8.60	828
ING MAP PLUS NP32	91.596	8.57	785
	123,103.770		$ 1,092,743
Fundamental InvestorsSM, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	2,893.024	$ 8.76	$ 25,343
ING Custom Choice 65	1,170.941	9.03	10,574
Qualified VI	944,376.912	8.76	8,272,742
Qualified XII (0.00)	100,899.583	9.17	925,249
Qualified XII (0.20)	38,696.307	9.10	352,136
Qualified XII (0.30)	4,102.116	9.07	37,206
Qualified XII (0.40)	191,348.701	9.03	1,727,879
Qualified XII (0.50)	89,862.312	9.00	808,761
Qualified XII (0.55)	20,775.725	8.98	186,566
Qualified XII (0.60)	32,867.695	8.97	294,823
Qualified XII (0.65)	18,593.351	8.95	166,410
Qualified XII (0.70)	89,927.204	8.93	803,050
Qualified XII (0.75)	204,466.355	8.92	1,823,840
Qualified XII (0.80)	125,235.764	8.90	1,114,598
Qualified XII (0.85)	254,776.627	8.89	2,264,964
Qualified XII (0.95)	225,831.898	8.85	1,998,612
Qualified XII (1.00)	649,765.474	8.84	5,743,927
Qualified XII (1.05)	8,822.139	8.82	77,811
Qualified XII (1.10)	32,043.006	8.80	281,978
Qualified XII (1.15)	19,487.050	8.79	171,291
Qualified XII (1.20)	213.112	8.77	1,869
Qualified XII (1.25)	62,132.063	8.76	544,277
Qualified XII (1.35)	460.763	8.72	4,018
Qualified XII (1.40)	2,096.335	8.71	18,259
Qualified XII (1.50)	1,989.233	8.68	17,267
Qualified XIII	320.044	8.85	2,832

266

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fundamental InvestorsSM, Inc. - Class R-4 (continued)
Qualified XVI	16,752.892	$ 8.68	$ 145,415
Qualified XXI	456,738.853	8.90	4,064,976
Qualified XXXIV	871.935	8.92	7,778
Qualified XXXVIII	9,583.144	9.17	87,877
Qualified XLIII	56.305	8.94	503
Qualified LIV	38,057.180	8.90	338,709
Qualified LVI	3,404.974	9.08	30,917
	3,648,619.017		$ 32,352,457
The Growth Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	105,792.388	$ 13.13	$ 1,389,054
ING MAP PLUS NP3	3,150.451	13.02	41,019
ING MAP PLUS NP5	0.023	12.92	-
ING MAP PLUS NP6	28,500.701	12.87	366,804
ING MAP PLUS NP8	118,452.686	12.77	1,512,641
ING MAP PLUS NP9	128,799.235	12.72	1,638,326
ING MAP PLUS NP10	2,776.058	12.67	35,173
ING MAP PLUS NP11	91,952.135	12.62	1,160,436
ING MAP PLUS NP12	45,451.585	12.57	571,326
ING MAP PLUS NP13	39,611.276	12.52	495,933
ING MAP PLUS NP14	112,368.255	12.47	1,401,232
ING MAP PLUS NP15	105,482.849	12.42	1,310,097
ING MAP PLUS NP16	3,877.744	12.37	47,968
ING MAP PLUS NP17	49,609.360	12.32	611,187
ING MAP PLUS NP18	11,431.399	12.27	140,263
ING MAP PLUS NP19	63,789.691	12.22	779,510
ING MAP PLUS NP20	32,652.673	12.18	397,710
ING MAP PLUS NP21	37,095.058	12.13	449,963
ING MAP PLUS NP22	27,708.399	12.08	334,717
ING MAP PLUS NP23	34,010.492	12.03	409,146
ING MAP PLUS NP24	7,116.684	11.98	85,258
ING MAP PLUS NP25	1,840.797	11.94	21,979
ING MAP PLUS NP26	12,374.109	11.89	147,128
ING MAP PLUS NP28	11,996.264	11.80	141,556
ING MAP PLUS NP29	3,258.288	11.75	38,285
ING MAP PLUS NP30	1,204.006	11.70	14,087
ING MAP PLUS NP32	1,885.486	11.61	21,890
Qualified XII (1.00)	82,664.089	9.71	802,668
	1,164,852.181		$ 14,365,356

267

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
The Growth Fund of America® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	15,883.752	$ 12.52	$ 198,865
ING Custom Choice 65	5,037.946	12.52	63,075
Qualified V	3,297.457	12.04	39,701
Qualified VI	4,708,634.146	12.19	57,398,250
Qualified XII (0.00)	189,150.574	13.42	2,538,401
Qualified XII (0.05)	19,245.633	13.39	257,699
Qualified XII (0.10)	504.311	13.31	6,712
Qualified XII (0.20)	231,024.977	13.21	3,051,840
Qualified XII (0.25)	781.991	13.16	10,291
Qualified XII (0.30)	72,655.150	13.11	952,509
Qualified XII (0.35)	1,830.709	13.06	23,909
Qualified XII (0.40)	198,885.209	13.01	2,587,497
Qualified XII (0.50)	3,130,770.380	12.91	40,418,246
Qualified XII (0.55)	352,289.128	12.86	4,530,438
Qualified XII (0.60)	121,179.028	12.81	1,552,303
Qualified XII (0.65)	482,681.605	12.76	6,159,017
Qualified XII (0.70)	365,512.395	12.71	4,645,663
Qualified XII (0.75)	1,226,025.660	12.67	15,533,745
Qualified XII (0.80)	1,192,581.000	12.62	15,050,372
Qualified XII (0.85)	1,035,803.854	12.57	13,020,054
Qualified XII (0.90)	13,592.110	12.52	170,173
Qualified XII (0.95)	1,014,665.272	12.47	12,652,876
Qualified XII (1.00)	3,449,059.520	12.43	42,871,810
Qualified XII (1.05)	66,293.806	12.38	820,717
Qualified XII (1.10)	127,160.468	12.33	1,567,889
Qualified XII (1.15)	178,663.512	12.28	2,193,988
Qualified XII (1.20)	28,206.525	12.24	345,248
Qualified XII (1.25)	358,043.111	12.19	4,364,546
Qualified XII (1.30)	6,330.771	12.14	76,856
Qualified XII (1.35)	291.531	12.10	3,528
Qualified XII (1.40)	33,780.453	12.05	407,054
Qualified XII (1.45)	5,545.888	12.00	66,551
Qualified XII (1.50)	3,270.475	11.96	39,115
Qualified XIII	1,285.923	12.47	16,035
Qualified XV	30,540.812	12.47	380,844
Qualified XVI	100,578.514	11.96	1,202,919
Qualified XVII	11,201.764	12.29	137,670
Qualified XXI	157,238.974	12.62	1,984,356
Qualified XXVII	2,634,039.777	11.91	31,371,414
Qualified XXXIII (0.65)	17,793.192	13.11	233,269
Qualified XXXIV	75,074.174	8.28	621,614
Qualified XXXVIII	53,689.276	8.51	456,896
Qualified XLIII	27,275.916	8.30	226,390
Qualified LIV	82,584.585	12.28	1,014,139
Qualified LVI	35,013.667	12.63	442,223
	21,864,994.921		$ 271,706,707

	268

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
The Hartford Capital Appreciation Fund - Class R4
Contracts in accumulation period:
Qualified XII (0.65)	17,887.507	$ 9.67	$ 172,972

The Hartford Dividend And Growth Fund - Class R4
Contracts in accumulation period:
Qualified XII (0.65)	2,485.324	$ 11.19	$ 27,811

The Income Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	8,933.512	$ 14.63	$ 130,697
ING MAP PLUS NP4	4,159.243	14.46	60,143
ING MAP PLUS NP5	0.006	14.40	-
ING MAP PLUS NP6	7,530.623	14.35	108,064
ING MAP PLUS NP9	21,510.967	14.18	305,026
ING MAP PLUS NP10	3,353.171	14.12	47,347
ING MAP PLUS NP11	3,197.978	14.07	44,996
ING MAP PLUS NP12	14,185.437	14.01	198,738
ING MAP PLUS NP13	7,700.790	13.96	107,503
ING MAP PLUS NP14	7,490.113	13.90	104,113
ING MAP PLUS NP15	10,675.803	13.85	147,860
ING MAP PLUS NP16	1,426.023	13.79	19,665
ING MAP PLUS NP17	3,371.964	13.74	46,331
ING MAP PLUS NP18	7,241.099	13.68	99,058
ING MAP PLUS NP19	4,971.715	13.63	67,764
ING MAP PLUS NP20	1,418.091	13.57	19,243
ING MAP PLUS NP21	15,736.378	13.52	212,756
ING MAP PLUS NP22	6,383.848	13.47	85,990
ING MAP PLUS NP23	3,316.092	13.42	44,502
ING MAP PLUS NP24	2,254.204	13.36	30,116
ING MAP PLUS NP25	8,816.289	13.31	117,345
ING MAP PLUS NP26	5,789.599	13.26	76,770
ING MAP PLUS NP28	2,837.445	13.15	37,312
ING MAP PLUS NP29	736.344	13.10	9,646
	153,036.734		$ 2,120,985
ING Balanced Portfolio - Class I
Currently payable annuity contracts:	671,808.199	$10.92 to $37.17	$ 16,367,475
Contracts in accumulation period:
ING Custom Choice 62	314.920	11.80	3,716
ING Custom Choice 65	6,449.908	11.73	75,657
ING MAP PLUS NP1	1,743.205	12.32	21,476
ING MAP PLUS NP15	0.232	11.66	3
ING MAP PLUS NP18	2,001.863	11.52	23,061
ING MAP PLUS NP21	1,530.178	11.38	17,413
ING MAP PLUS NP25	286.704	11.20	3,211
Qualified I	15,941.911	36.25	577,894
Qualified IX	763.327	27.12	20,701
Qualified V	673.172	26.59	17,900
Qualified VI	4,164,501.843	27.24	113,441,030

269

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Balanced Portfolio - Class I (continued)
Qualified VII	41,000.581	$ 26.42	$ 1,083,235
Qualified VIII	1,699.422	25.26	42,927
Qualified X (1.15)	324,120.579	27.74	8,991,105
Qualified X (1.25)	732,105.290	27.24	19,942,548
Qualified XII (0.05)	43,642.290	31.07	1,355,966
Qualified XII (0.10)	65.901	15.57	1,026
Qualified XII (0.20)	112,983.149	15.36	1,735,421
Qualified XII (0.25)	127,231.288	15.25	1,940,277
Qualified XII (0.30)	28,128.467	15.15	426,146
Qualified XII (0.35)	2,793.989	15.05	42,050
Qualified XII (0.40)	63,229.469	21.47	1,357,537
Qualified XII (0.45)	7.381	14.84	110
Qualified XII (0.50)	174,927.933	15.31	2,678,147
Qualified XII (0.55)	90,593.933	14.64	1,326,295
Qualified XII (0.60)	597,025.135	14.54	8,680,745
Qualified XII (0.65)	336,647.632	14.44	4,861,192
Qualified XII (0.70)	258,977.134	14.35	3,716,322
Qualified XII (0.75)	254,305.135	14.25	3,623,848
Qualified XII (0.80)	798,509.684	15.10	12,057,496
Qualified XII (0.85)	579,152.621	20.29	11,751,007
Qualified XII (0.90)	72,856.779	14.64	1,066,623
Qualified XII (0.95)	527,000.251	19.97	10,524,195
Qualified XII (1.00)	883,574.694	19.82	17,512,450
Qualified XII (1.05)	47,136.676	19.66	926,707
Qualified XII (1.10)	109,209.426	19.51	2,130,676
Qualified XII (1.15)	198,844.621	19.36	3,849,632
Qualified XII (1.20)	13,186.396	19.21	253,311
Qualified XII (1.25)	59,511.453	19.06	1,134,288
Qualified XII (1.30)	2,779.343	18.91	52,557
Qualified XII (1.35)	1,005.061	18.76	18,855
Qualified XII (1.40)	11,453.043	18.62	213,256
Qualified XII (1.45)	31.254	18.47	577
Qualified XII (1.50)	599.028	18.33	10,980
Qualified XIII	32.574	28.54	930
Qualified XIX	3,128.500	37.60	117,632
Qualified XV	7,901.875	28.50	225,203
Qualified XVI	82,734.437	26.25	2,171,779
Qualified XVII	43,540.615	28.25	1,230,022
Qualified XVIII	106,776.622	28.25	3,016,440
Qualified XX	14,581.491	37.09	540,828
Qualified XXVII	692,758.496	36.79	25,486,585
Qualified XXVIII	74,024.737	36.74	2,719,669
Qualified XXX	31,660.917	34.79	1,101,483
Qualified XXXII	170,175.801	11.83	2,013,180
Qualified XXXIV	108,258.290	9.35	1,012,215
Qualified XXXVI	18,475.164	13.14	242,764
Qualified XXXVIII	119,672.710	9.61	1,150,055
Qualified XLIII	10,192.415	9.37	95,503

270

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Balanced Portfolio - Class I (continued)
Qualified LIV	153,281.395	$ 11.51	$ 1,764,269
Qualified LVI	208,697.360	11.85	2,473,064
Qualified LIX	2,345.047	13.33	31,259
	13,208,588.946		$ 299,269,924
ING Real Estate Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	25,248.812	$ 19.12	$ 482,757
ING MAP PLUS NP6	6,112.559	18.75	114,610
ING MAP PLUS NP8	2,680.903	18.60	49,865
ING MAP PLUS NP9	15,887.936	18.52	294,245
ING MAP PLUS NP11	2,380.442	18.38	43,753
ING MAP PLUS NP12	18,613.950	18.31	340,821
ING MAP PLUS NP13	2,537.050	18.23	46,250
ING MAP PLUS NP14	11,140.163	18.16	202,305
ING MAP PLUS NP15	224.802	18.09	4,067
ING MAP PLUS NP17	352.569	17.95	6,329
ING MAP PLUS NP18	128.504	17.88	2,298
ING MAP PLUS NP19	4,022.969	17.81	71,649
ING MAP PLUS NP20	13,452.127	17.74	238,641
ING MAP PLUS NP21	5,004.774	17.67	88,434
ING MAP PLUS NP22	356.314	17.60	6,271
ING MAP PLUS NP23	4,441.500	17.53	77,859
ING MAP PLUS NP25	1,096.116	17.39	19,061
ING MAP PLUS NP26	43.237	17.32	749
ING MAP PLUS NP28	321.232	17.18	5,519
ING MAP PLUS NP30	150.823	17.05	2,572
	114,196.782		$ 2,098,055
ING Value Choice Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP13	214.391	$ 11.90	$ 2,551

ING GNMA Income Fund - Class A
Contracts in accumulation period:
ING Custom Choice 65	337.068	$ 10.99	$ 3,704
ING MAP PLUS NP1	9,810.789	14.81	145,298
ING MAP PLUS NP8	16,293.900	14.41	234,795
ING MAP PLUS NP9	32,335.098	14.35	464,009
ING MAP PLUS NP11	10,237.268	14.24	145,779
ING MAP PLUS NP12	358.999	14.18	5,091
ING MAP PLUS NP13	180.926	14.13	2,556
ING MAP PLUS NP14	11,734.478	14.07	165,104
ING MAP PLUS NP15	95,996.825	14.02	1,345,875
ING MAP PLUS NP17	23,195.300	13.91	322,647
ING MAP PLUS NP18	13,863.601	13.85	192,011
ING MAP PLUS NP19	18,811.359	13.80	259,597
ING MAP PLUS NP20	17,376.443	13.74	238,752
ING MAP PLUS NP21	9,890.061	13.69	135,395
ING MAP PLUS NP22	1,483.877	13.63	20,225

	271

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GNMA Income Fund - Class A (continued)
ING MAP PLUS NP23	11,489.620	$ 13.58	$ 156,029
ING MAP PLUS NP24	333.279	13.53	4,509
ING MAP PLUS NP26	1,212.425	13.42	16,271
ING MAP PLUS NP28	2,633.860	13.31	35,057
ING MAP PLUS NP29	3,175.985	13.26	42,114
ING MAP PLUS NP32	2,110.479	13.10	27,647
Qualified VI	15,824.169	10.84	171,534
Qualified XII (0.25)	810.574	16.78	13,601
Qualified XII (0.50)	2,720.559	16.34	44,454
Qualified XII (0.65)	1,210.415	16.09	19,476
Qualified XII (0.75)	451.004	15.92	7,180
Qualified XII (0.95)	15,855.319	10.89	172,664
Qualified XII (1.00)	24,279.177	13.44	326,312
Qualified XII (1.25)	519.351	10.84	5,630
Qualified XVI	1,823.796	10.80	19,697
Qualified LIV	7,345.993	10.92	80,218
Qualified LVI	1,253.783	11.02	13,817
	354,955.780		$ 4,837,048
ING Intermediate Bond Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	34,940.223	$ 13.98	$ 488,464
ING MAP PLUS NP8	53,647.228	13.59	729,066
ING MAP PLUS NP9	20,286.564	13.54	274,680
ING MAP PLUS NP11	32,233.139	13.43	432,891
ING MAP PLUS NP12	1,139.848	13.38	15,251
ING MAP PLUS NP13	9,911.005	13.33	132,114
ING MAP PLUS NP14	11,812.113	13.28	156,865
ING MAP PLUS NP15	17,935.544	13.22	237,108
ING MAP PLUS NP16	1,335.912	13.17	17,594
ING MAP PLUS NP17	20,751.765	13.12	272,263
ING MAP PLUS NP18	227.112	13.07	2,968
ING MAP PLUS NP19	6,357.094	13.02	82,769
ING MAP PLUS NP21	3,006.796	12.91	38,818
ING MAP PLUS NP22	1,160.014	12.86	14,918
ING MAP PLUS NP23	3,570.490	12.81	45,738
ING MAP PLUS NP24	3,199.151	12.76	40,821
ING MAP PLUS NP25	20,152.147	12.71	256,134
ING MAP PLUS NP26	3,308.716	12.66	41,888
ING MAP PLUS NP28	4,364.478	12.56	54,818
ING MAP PLUS NP32	1,650.598	12.36	20,401
	250,989.937		$ 3,355,569

272

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:	771,255.196	$12.29 to $93.56	$ 13,260,256
Contracts in accumulation period:
ING Custom Choice 62	30,286.555	13.18	399,177
ING Custom Choice 65	19,031.609	13.31	253,311
ING MAP PLUS NP1	61,687.058	13.85	854,366
ING MAP PLUS NP8	25,292.833	13.47	340,694
ING MAP PLUS NP9	45,662.189	13.41	612,330
ING MAP PLUS NP10	645.056	13.36	8,618
ING MAP PLUS NP11	72,929.618	13.31	970,693
ING MAP PLUS NP12	70,313.214	13.26	932,353
ING MAP PLUS NP13	11.345	13.20	150
ING MAP PLUS NP14	30,429.538	13.15	400,148
ING MAP PLUS NP15	21,414.256	13.10	280,527
ING MAP PLUS NP16	242.513	13.05	3,165
ING MAP PLUS NP17	11,144.994	13.00	144,885
ING MAP PLUS NP18	188.982	12.95	2,447
ING MAP PLUS NP19	9,250.615	12.89	119,240
ING MAP PLUS NP20	5,599.446	12.84	71,897
ING MAP PLUS NP21	14,816.821	12.79	189,507
ING MAP PLUS NP22	2,626.885	12.74	33,467
ING MAP PLUS NP23	11,578.255	12.69	146,928
ING MAP PLUS NP26	584.761	12.54	7,333
ING MAP PLUS NP27	1,232.581	12.49	15,395
ING MAP PLUS NP28	1,283.783	12.44	15,970
ING MAP PLUS NP29	3,692.701	12.40	45,789
ING MAP PLUS NP30	5,887.995	12.35	72,717
Qualified I	580.569	93.27	54,150
Qualified V	331.051	23.33	7,723
Qualified VI	3,608,131.382	23.58	85,079,738
Qualified VII	44,825.058	21.99	985,703
Qualified VIII	4,485.429	21.69	97,289
Qualified IX	398.124	23.22	9,244
Qualified X (1.15)	214,558.691	24.01	5,151,554
Qualified X (1.25)	486,839.793	23.58	11,479,682
Qualified XII (0.00)	2,121.293	20.70	43,911
Qualified XII (0.05)	96,203.277	26.89	2,586,906
Qualified XII (0.05)	72,609.141	26.89	1,952,460
Qualified XII (0.10)	10.963	20.42	224
Qualified XII (0.20)	166,824.102	20.14	3,359,837
Qualified XII (0.25)	90,151.165	20.01	1,803,925
Qualified XII (0.30)	15,783.197	19.87	313,612
Qualified XII (0.35)	3,464.576	19.74	68,391
Qualified XII (0.40)	144,842.453	22.50	3,258,955
Qualified XII (0.45)	929.324	19.47	18,094
Qualified XII (0.50)	533,774.859	19.60	10,461,987
Qualified XII (0.55)	276,266.867	19.21	5,307,087
Qualified XII (0.60)	3,319,845.696	19.07	63,309,457
Qualified XII (0.65)	928,288.661	18.95	17,591,070

273

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Portfolio - Class I (continued)
Qualified XII (0.70)	130,161.979	$ 18.82	$ 2,449,648
Qualified XII (0.75)	349,205.123	18.69	6,526,644
Qualified XII (0.80)	668,572.061	18.83	12,589,212
Qualified XII (0.85)	603,777.505	21.26	12,836,310
Qualified XII (0.90)	37,958.475	18.59	705,648
Qualified XII (0.95)	571,134.739	20.93	11,953,850
Qualified XII (1.00)	1,403,969.359	20.77	29,160,444
Qualified XII (1.05)	41,709.049	20.60	859,206
Qualified XII (1.10)	92,326.203	20.44	1,887,148
Qualified XII (1.15)	95,720.059	20.28	1,941,203
Qualified XII (1.20)	23,276.432	20.13	468,555
Qualified XII (1.25)	118,941.301	19.97	2,375,258
Qualified XII (1.30)	11,806.465	19.81	233,886
Qualified XII (1.35)	523.819	19.66	10,298
Qualified XII (1.40)	20,886.121	19.51	407,488
Qualified XII (1.45)	5,374.013	19.35	103,987
Qualified XII (1.50)	1,294.784	19.20	24,860
Qualified XV	11,791.389	24.67	290,894
Qualified XVI	102,526.133	22.72	2,329,394
Qualified XVII	87,055.081	24.10	2,098,027
Qualified XVIII	123,997.071	24.10	2,988,329
Qualified XIX	37.708	95.33	3,595
Qualified XX	5,255.163	93.44	491,042
Qualified XXI	22,235.877	25.14	559,010
Qualified XXVII	439,730.793	94.03	41,347,886
Qualified XXVIII	104,322.907	93.91	9,796,964
Qualified XXIX	271.577	91.42	24,828
Qualified XXX	10,724.505	88.93	953,730
Qualified XXXII	77,896.223	13.07	1,018,104
Qualified XXXIII (0.65)	20,546.085	15.95	327,710
Qualified XXXIV	10,041.806	11.86	119,096
Qualified XXXV	2,066.611	13.14	27,155
Qualified XXXVI	26,096.804	16.12	420,680
Qualified XXXVIII	105,330.656	12.19	1,283,981
Qualified XLIII	14,636.848	11.88	173,886
Qualified LIV	131,939.930	13.07	1,724,455
Qualified LVI	301,996.506	13.45	4,061,853
Qualified LIX	15,050.246	16.35	246,072
	17,018,541.876		$ 386,942,698
ING Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	73,929.145	$ 12.47	$ 921,896

274

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	6,185.485	$ 11.02	$ 68,164
ING Custom Choice 65	284.450	9.88	2,810
Qualified VI	754,895.846	10.52	7,941,504
Qualified X (1.15)	32,291.362	11.00	355,205
Qualified X (1.25)	43,008.841	10.92	469,657
Qualified XII (0.00)	765.880	11.57	8,861
Qualified XII (0.10)	230.113	11.49	2,644
Qualified XII (0.20)	3,007.750	11.40	34,288
Qualified XII (0.25)	90.066	11.35	1,022
Qualified XII (0.30)	5,360.563	11.31	60,628
Qualified XII (0.35)	4.085	11.27	46
Qualified XII (0.40)	96,443.885	11.22	1,082,100
Qualified XII (0.50)	146,403.294	11.14	1,630,933
Qualified XII (0.55)	14,609.468	11.10	162,165
Qualified XII (0.60)	9,372.862	11.05	103,570
Qualified XII (0.65)	40,776.366	11.01	448,948
Qualified XII (0.70)	28,305.085	10.97	310,507
Qualified XII (0.75)	57,272.947	10.93	625,993
Qualified XII (0.80)	15,291.103	10.88	166,367
Qualified XII (0.85)	116,758.699	10.84	1,265,664
Qualified XII (0.90)	8,895.614	10.80	96,073
Qualified XII (0.95)	90,770.284	10.76	976,688
Qualified XII (1.00)	359,501.705	10.72	3,853,858
Qualified XII (1.05)	6,863.675	10.68	73,304
Qualified XII (1.10)	19,853.265	10.64	211,239
Qualified XII (1.15)	22,740.565	10.60	241,050
Qualified XII (1.20)	3,369.706	10.56	35,584
Qualified XII (1.25)	38,685.366	10.52	406,970
Qualified XII (1.30)	5,273.521	10.48	55,267
Qualified XII (1.35)	25.054	10.44	262
Qualified XII (1.40)	1,412.334	10.40	14,688
Qualified XII (1.45)	420.401	10.36	4,355
Qualified XV	93.562	10.76	1,007
Qualified XVI	11,314.385	10.32	116,764
Qualified XVII	4,623.977	10.60	49,014
Qualified XVIII	4,064.169	11.12	45,194
Qualified XXXII	1,323.468	10.92	14,452
Qualified XXXIV	3,846.229	5.47	21,039
Qualified XXXVIII	1,886.135	5.62	10,600
Qualified XLIII	33.361	5.48	183
Qualified LIV	27,387.743	9.70	265,661
Qualified LVI	4,793.314	9.97	47,789
	1,988,535.983		$ 21,282,117

275

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Health Sciences Opportunities Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	2,458.326	$ 12.34	$ 30,336
ING Custom Choice 65	534.657	13.11	7,009
ING MAP PLUS NP6	8,543.238	13.10	111,916
ING MAP PLUS NP8	309.393	13.01	4,025
ING MAP PLUS NP9	573.957	12.97	7,444
ING MAP PLUS NP11	65.309	12.88	841
ING MAP PLUS NP12	12,864.315	12.84	165,178
ING MAP PLUS NP13	1,559.736	12.80	19,965
ING MAP PLUS NP15	1,067.334	12.71	13,566
ING MAP PLUS NP16	1,177.322	12.67	14,917
ING MAP PLUS NP17	5,074.040	12.63	64,085
ING MAP PLUS NP19	332.316	12.55	4,171
ING MAP PLUS NP21	0.606	12.46	8
ING MAP PLUS NP23	1,015.880	12.38	12,577
ING MAP PLUS NP24	406.947	12.34	5,022
ING MAP PLUS NP25	3,179.845	12.30	39,112
Qualified VI	227,899.869	12.34	2,812,284
Qualified XII (0.00)	1,245.628	13.41	16,704
Qualified XII (0.20)	6,415.769	13.23	84,881
Qualified XII (0.25)	576.532	13.19	7,604
Qualified XII (0.30)	138,376.327	13.15	1,819,649
Qualified XII (0.40)	31,428.519	13.06	410,456
Qualified XII (0.50)	47,395.700	12.97	614,722
Qualified XII (0.55)	1,823.662	12.93	23,580
Qualified XII (0.60)	1,489.848	12.88	19,189
Qualified XII (0.65)	22,200.646	12.84	285,056
Qualified XII (0.70)	15,130.320	12.80	193,668
Qualified XII (0.75)	27,943.578	12.76	356,560
Qualified XII (0.80)	22,510.539	12.71	286,109
Qualified XII (0.85)	57,849.739	12.67	732,956
Qualified XII (0.90)	1,841.908	12.63	23,263
Qualified XII (0.95)	34,715.705	12.59	437,071
Qualified XII (1.00)	128,961.695	12.54	1,617,180
Qualified XII (1.05)	3,868.350	12.50	48,354
Qualified XII (1.10)	9,172.705	12.46	114,292
Qualified XII (1.15)	5,793.625	12.42	71,957
Qualified XII (1.20)	1,443.105	12.38	17,866
Qualified XII (1.25)	19,796.071	12.34	244,284
Qualified XII (1.30)	149.502	12.30	1,839
Qualified XII (1.40)	1,862.522	12.21	22,741
Qualified XII (1.45)	481.758	12.17	5,863
Qualified XII (1.50)	587.084	12.13	7,121
Qualified XV	2,043.965	12.59	25,734
Qualified XVI	6,406.930	12.13	77,716
Qualified XXI	7,770.345	12.71	98,761
Qualified XXXIV	823.649	9.29	7,652
Qualified XXXVIII	5,573.384	9.55	53,226

276

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Health Sciences Opportunities Portfolio -
Service Class (continued)
Qualified LIV	4,853.156	$ 12.86	$ 62,412
Qualified LVI	14,598.372	13.22	192,990
	892,193.728		$ 11,293,912
ING BlackRock Inflation Protected Bond Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	6,914.633	$ 10.65	$ 73,641

ING BlackRock Large Cap Growth Portfolio - Institutional
Class
Currently payable annuity contracts:	34,520.733	$8.22 to $8.43	$ 288,926
Contracts in accumulation period:
ING Custom Choice 62	4,444.461	8.85	39,333
ING Custom Choice 65	31,395.020	9.22	289,462
Qualified V	3,368.436	8.78	29,575
Qualified VI	3,020,458.258	8.85	26,731,056
Qualified VIII	684.687	8.84	6,053
Qualified X (1.15)	228,119.225	8.89	2,027,980
Qualified X (1.25)	111,285.249	8.85	984,874
Qualified XII (0.05)	43,543.017	9.41	409,740
Qualified XII (0.20)	17,033.092	9.32	158,748
Qualified XII (0.25)	31,886.001	9.30	296,540
Qualified XII (0.30)	25,339.734	9.28	235,153
Qualified XII (0.35)	7,497.266	9.25	69,350
Qualified XII (0.40)	124,136.404	9.23	1,145,779
Qualified XII (0.45)	765.922	9.21	7,054
Qualified XII (0.50)	106,562.140	9.19	979,306
Qualified XII (0.55)	85,903.461	9.16	786,876
Qualified XII (0.60)	57,874.945	9.14	528,977
Qualified XII (0.65)	397,924.932	9.12	3,629,075
Qualified XII (0.70)	113,458.805	9.10	1,032,475
Qualified XII (0.75)	81,395.828	9.08	739,074
Qualified XII (0.80)	186,033.266	9.05	1,683,601
Qualified XII (0.85)	353,363.626	9.03	3,190,874
Qualified XII (0.90)	20,937.908	9.01	188,651
Qualified XII (0.95)	281,372.032	8.99	2,529,535
Qualified XII (1.00)	885,779.491	8.97	7,945,442
Qualified XII (1.05)	81,775.211	8.95	731,888
Qualified XII (1.10)	107,497.707	8.92	958,880
Qualified XII (1.15)	46,135.904	8.90	410,610
Qualified XII (1.20)	21,968.736	8.88	195,082
Qualified XII (1.25)	58,953.216	8.86	522,325
Qualified XII (1.30)	14,209.255	8.84	125,610
Qualified XII (1.35)	2.658	8.82	23
Qualified XII (1.40)	15,733.025	8.80	138,451
Qualified XII (1.45)	8,207.046	8.77	71,976
Qualified XII (1.50)	6,120.771	8.75	53,557
Qualified XV	18,177.759	8.98	163,236
Qualified XVI	77,583.878	8.74	678,083

277

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio - Institutional
Class (continued)
Qualified XVII	1,792.164	$ 8.85	$ 15,861
Qualified XVIII	14,721.035	8.95	131,753
Qualified XXII	494.819	9.19	4,547
Qualified XXVII	1,903,993.285	8.95	17,040,740
Qualified XXVIII	297,479.007	8.97	2,668,387
Qualified XXXII	10,771.260	8.85	95,326
Qualified XXXIII (0.65)	26.130	9.11	238
Qualified XXXIV	52,910.998	8.45	447,098
Qualified XXXVI	15,501.493	9.15	141,839
Qualified XXXVIII	33,229.977	8.69	288,769
Qualified XLIII	9,616.837	8.47	81,455
Qualified LIV	18,407.125	9.04	166,400
Qualified LVI	98,587.911	9.30	916,868
Qualified LIX	2,672.269	9.17	24,505
	9,171,653.415		$ 82,027,016
ING BlackRock Large Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP11	4,237.102	$ 13.51	$ 57,243
ING MAP PLUS NP25	23.608	13.26	313
Qualified XII (0.00)	839.341	10.78	9,048
Qualified XII (0.50)	46,155.114	10.49	484,167
	51,255.165		$ 550,771
ING BlackRock Large Cap Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Qualified XXXV	28,827.859	$ 9.07	$ 261,469

ING Clarion Global Real Estate Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	250.273	$ 8.90	$ 2,227

ING Clarion Global Real Estate Portfolio - Institutional
Class
Contracts in accumulation period:
ING Custom Choice 62	993.484	$ 9.52	$ 9,458
ING Custom Choice 65	1,515.836	9.80	14,855
Qualified V	31.383	9.47	297
Qualified VI	1,023,728.246	9.52	9,745,893
Qualified X (1.15)	19,437.126	9.57	186,013
Qualified X (1.25)	75,894.654	9.54	724,035
Qualified XII (0.00)	8,673.485	9.93	86,128
Qualified XII (0.10)	89.903	9.90	890
Qualified XII (0.20)	89,752.506	9.86	884,960
Qualified XII (0.25)	0.862	9.85	8
Qualified XII (0.30)	5,800.201	9.83	57,016
Qualified XII (0.40)	186,937.559	9.80	1,831,988
Qualified XII (0.50)	1,017,736.829	9.77	9,943,289
Qualified XII (0.55)	49,576.000	9.75	483,366

278

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Global Real Estate Portfolio - Institutional
Class (continued)
Qualified XII (0.60)	30,940.605	$ 9.73	$ 301,052
Qualified XII (0.65)	36,013.498	9.72	350,051
Qualified XII (0.70)	46,097.470	9.70	447,145
Qualified XII (0.75)	151,285.446	9.68	1,464,443
Qualified XII (0.80)	192,413.436	9.67	1,860,638
Qualified XII (0.85)	221,526.935	9.65	2,137,735
Qualified XII (0.90)	11,255.665	9.64	108,505
Qualified XII (0.95)	170,653.933	9.62	1,641,691
Qualified XII (1.00)	926,855.777	9.60	8,897,815
Qualified XII (1.05)	7,059.209	9.59	67,698
Qualified XII (1.10)	24,577.770	9.57	235,209
Qualified XII (1.15)	37,422.172	9.56	357,756
Qualified XII (1.20)	3,427.450	9.54	32,698
Qualified XII (1.25)	42,044.967	9.52	400,268
Qualified XII (1.30)	109.531	9.51	1,042
Qualified XII (1.40)	6,122.028	9.48	58,037
Qualified XII (1.45)	1,525.934	9.46	14,435
Qualified XV	2,579.359	9.62	24,813
Qualified XVI	13,986.400	9.44	132,032
Qualified XVII	1,552.999	9.52	14,785
Qualified XVIII	2,606.629	9.93	25,884
Qualified XXI	4,945.165	9.67	47,820
Qualified XXVII	1,120,728.592	9.60	10,758,994
Qualified XXVIII	195,580.298	9.62	1,881,482
Qualified XXXII	1,183.330	9.54	11,289
Qualified XXXIV	9,075.607	9.66	87,670
Qualified XXXVIII	3,373.986	9.93	33,504
Qualified XLIII	244.536	9.69	2,370
Qualified LIV	9,543.651	9.67	92,287
Qualified LVI	10,583.503	9.85	104,248
	5,765,483.955		$ 55,561,592
ING Clarion Real Estate Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	1,798.123	$ 9.80	$ 17,622

ING Clarion Real Estate Portfolio - Institutional Class
Currently payable annuity contracts:	187,986.922	$10.84 to $11.48	$ 2,156,832

279

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Real Estate Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	4,537.533	$ 11.13	$ 50,503
ING Custom Choice 65	3,164.023	11.69	36,987
ING MAP PLUS NP1	83,651.717	11.90	995,455
ING MAP PLUS NP3	624.177	11.83	7,384
ING MAP PLUS NP4	8,311.419	11.80	98,075
ING MAP PLUS NP8	11,909.893	11.66	138,869
ING MAP PLUS NP9	17,429.709	11.63	202,708
ING MAP PLUS NP10	97.120	11.60	1,127
ING MAP PLUS NP11	12,507.607	11.56	144,588
ING MAP PLUS NP12	14,902.619	11.53	171,827
ING MAP PLUS NP13	75.984	11.50	874
ING MAP PLUS NP14	2,858.433	11.47	32,786
ING MAP PLUS NP15	13,147.055	11.43	150,271
ING MAP PLUS NP16	2,830.952	11.40	32,273
ING MAP PLUS NP17	8,608.160	11.37	97,875
ING MAP PLUS NP18	3,805.255	11.34	43,152
ING MAP PLUS NP19	9,922.873	11.30	112,128
ING MAP PLUS NP21	1,153.143	11.24	12,961
ING MAP PLUS NP23	914.609	11.18	10,225
ING MAP PLUS NP24	1,294.086	11.14	14,416
ING MAP PLUS NP25	9,002.472	11.11	100,017
ING MAP PLUS NP26	0.681	11.08	8
ING MAP PLUS NP28	1,356.037	11.02	14,944
ING MAP PLUS NP30	367.564	10.96	4,029
Qualified V	6.794	11.03	75
Qualified VI	892,936.832	11.13	9,938,387
Qualified XII (0.00)	776.384	11.95	9,278
Qualified XII (0.25)	1,517.783	11.78	17,879
Qualified XII (0.30)	25,119.321	11.74	294,901
Qualified XII (0.40)	158,681.517	11.68	1,853,400
Qualified XII (0.50)	964,528.788	11.61	11,198,179
Qualified XII (0.55)	37,547.626	11.58	434,802
Qualified XII (0.60)	9,840.456	11.55	113,657
Qualified XII (0.65)	68,245.346	11.51	785,504
Qualified XII (0.70)	31,572.484	11.48	362,452
Qualified XII (0.75)	179,483.016	11.45	2,055,081
Qualified XII (0.80)	113,029.242	11.41	1,289,664
Qualified XII (0.85)	345,316.529	11.38	3,929,702
Qualified XII (0.90)	2,321.613	11.35	26,350
Qualified XII (0.95)	180,241.212	11.32	2,040,331
Qualified XII (1.00)	733,224.931	11.29	8,278,109
Qualified XII (1.05)	9,556.647	11.25	107,512
Qualified XII (1.10)	16,741.906	11.22	187,844
Qualified XII (1.15)	17,146.453	11.19	191,869
Qualified XII (1.20)	9,723.781	11.16	108,517
Qualified XII (1.25)	70,154.688	11.13	780,822
Qualified XII (1.30)	1,567.925	11.09	17,388

280

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Real Estate Portfolio - Service Class
(continued)
Qualified XII (1.40)	1,379.579	$ 11.03	$ 15,217
Qualified XII (1.45)	12.747	11.00	140
Qualified XII (1.50)	5.923	10.97	65
Qualified XV	3,597.088	11.32	40,719
Qualified XVI	20,515.304	10.97	225,053
Qualified XXI	22,630.804	11.41	258,217
Qualified XXXIII (0.65)	22,568.964	11.51	259,769
Qualified XXXIV	362.225	9.91	3,590
Qualified XXXVIII	15,602.663	10.18	158,835
Qualified XLIII	127.919	9.93	1,270
Qualified LIV	21,132.526	11.47	242,390
Qualified LVI	26,232.154	11.79	309,277
	4,215,922.291		$ 48,009,727
ING FMRSM Diversified Mid Cap Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,438.248	$ 13.61	$ 19,575
ING Custom Choice 65	572.201	14.46	8,274
ING MAP PLUS NP1	61,693.074	14.72	908,122
ING MAP PLUS NP3	626.672	14.62	9,162
ING MAP PLUS NP4	14,036.232	14.57	204,508
ING MAP PLUS NP5	33.477	14.52	486
ING MAP PLUS NP6	22,911.443	14.48	331,758
ING MAP PLUS NP8	13,591.458	14.38	195,445
ING MAP PLUS NP9	33,933.707	14.33	486,270
ING MAP PLUS NP10	5,079.674	14.28	72,538
ING MAP PLUS NP11	20,561.588	14.24	292,797
ING MAP PLUS NP12	15,562.237	14.19	220,828
ING MAP PLUS NP13	2,222.902	14.14	31,432
ING MAP PLUS NP14	2,928.713	14.09	41,266
ING MAP PLUS NP15	21,564.591	14.05	302,983
ING MAP PLUS NP16	3,543.046	14.00	49,603
ING MAP PLUS NP17	11,659.466	13.95	162,650
ING MAP PLUS NP18	6,209.887	13.91	86,380
ING MAP PLUS NP19	8,340.520	13.86	115,600
ING MAP PLUS NP20	2,975.741	13.81	41,095
ING MAP PLUS NP21	8,710.057	13.77	119,937
ING MAP PLUS NP22	4,849.901	13.72	66,541
ING MAP PLUS NP23	3,960.308	13.68	54,177
ING MAP PLUS NP24	480.072	13.63	6,543
ING MAP PLUS NP25	3,752.630	13.58	50,961
ING MAP PLUS NP26	3,892.593	13.54	52,706
ING MAP PLUS NP27	320.958	13.49	4,330
ING MAP PLUS NP28	780.575	13.45	10,499
ING MAP PLUS NP29	1,432.984	13.40	19,202
ING MAP PLUS NP30	265.042	13.36	3,541
ING MAP PLUS NP32	164.994	13.27	2,189
Qualified VI	867,464.472	13.61	11,806,191
Qualified VIII	731.012	13.60	9,942

281

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Service Class
(continued)
Qualified XII (0.00)	11,970.554	$ 14.79	$ 177,044
Qualified XII (0.10)	31.625	14.69	465
Qualified XII (0.20)	13,349.844	14.59	194,774
Qualified XII (0.25)	616.455	14.55	8,969
Qualified XII (0.30)	11,856.049	14.50	171,913
Qualified XII (0.40)	76,188.235	14.40	1,097,111
Qualified XII (0.50)	1,201,032.098	14.31	17,186,769
Qualified XII (0.55)	26,696.286	14.26	380,689
Qualified XII (0.60)	14,477.944	14.21	205,732
Qualified XII (0.65)	55,982.590	14.16	792,713
Qualified XII (0.70)	31,208.032	14.12	440,657
Qualified XII (0.75)	216,067.919	14.07	3,040,076
Qualified XII (0.80)	28,039.656	14.02	393,116
Qualified XII (0.85)	186,163.595	13.97	2,600,705
Qualified XII (0.90)	990.952	13.93	13,804
Qualified XII (0.95)	138,895.108	13.88	1,927,864
Qualified XII (1.00)	1,019,342.831	13.84	14,107,705
Qualified XII (1.05)	4,479.835	13.79	61,777
Qualified XII (1.10)	10,018.281	13.74	137,651
Qualified XII (1.15)	25,163.303	13.70	344,737
Qualified XII (1.20)	2,974.763	13.65	40,606
Qualified XII (1.25)	62,160.849	13.61	846,009
Qualified XII (1.30)	857.339	13.56	11,626
Qualified XII (1.40)	560.926	13.47	7,556
Qualified XII (1.45)	319.645	13.43	4,293
Qualified XII (1.50)	516.116	13.38	6,906
Qualified XV	833.388	13.88	11,567
Qualified XVI	18,695.999	13.38	250,152
Qualified XXI	204,021.123	14.02	2,860,376
Qualified XXXIV	511.508	9.19	4,701
Qualified XXXVIII	252.192	9.45	2,383
Qualified XLIII	881.059	9.21	8,115
Qualified LIV	62,673.672	14.19	889,339
Qualified LVI	5,715.357	14.58	83,330
	4,579,835.603		$ 64,098,761
ING FMRSM Diversified Mid Cap Portfolio - Service 2
Class
Contracts in accumulation period:
Qualified XXXV	1,398.660	$ 8.52	$ 11,917

ING Global Resources Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	245.921	$ 8.76	$ 2,154

ING Global Resources Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XII (0.20)	2,427.315	$ 12.51	$ 30,366

282

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	17,495.651	$ 11.48	$ 200,850
ING Custom Choice 65	52,259.803	11.99	626,595
ING MAP PLUS NP6	7,876.601	13.59	107,043
ING MAP PLUS NP11	222.921	13.50	3,009
ING MAP PLUS NP14	202.935	13.44	2,727
ING MAP PLUS NP15	2,137.380	13.43	28,705
ING MAP PLUS NP16	3,779.200	13.41	50,679
ING MAP PLUS NP17	151.114	13.39	2,023
ING MAP PLUS NP18	46.462	13.37	621
ING MAP PLUS NP21	764.818	13.32	10,187
ING MAP PLUS NP23	4,267.175	13.28	56,668
ING MAP PLUS NP25	14.141	13.25	187
ING MAP PLUS NP26	1,314.825	13.23	17,395
Qualified V	6.164	11.39	70
Qualified VI	2,701,838.192	11.48	31,017,102
Qualified VIII	737.131	11.47	8,455
Qualified XII (0.05)	67,134.029	12.24	821,721
Qualified XII (0.10)	95.837	12.18	1,167
Qualified XII (0.20)	47,676.205	12.12	577,836
Qualified XII (0.25)	7,421.357	12.09	89,724
Qualified XII (0.30)	57,962.134	12.05	698,444
Qualified XII (0.35)	1,176.430	12.02	14,141
Qualified XII (0.40)	360,590.666	11.99	4,323,482
Qualified XII (0.50)	63,883.343	11.93	762,128
Qualified XII (0.55)	92,009.631	11.90	1,094,915
Qualified XII (0.60)	38,056.471	11.87	451,730
Qualified XII (0.65)	235,244.638	11.84	2,785,297
Qualified XII (0.70)	107,397.032	11.81	1,268,359
Qualified XII (0.75)	300,929.166	11.78	3,544,946
Qualified XII (0.80)	401,966.060	11.75	4,723,101
Qualified XII (0.85)	656,357.350	11.72	7,692,508
Qualified XII (0.90)	18,658.925	11.69	218,123
Qualified XII (0.95)	453,273.808	11.66	5,285,173
Qualified XII (1.00)	1,233,632.187	11.63	14,347,142
Qualified XII (1.05)	54,734.784	11.60	634,923
Qualified XII (1.10)	64,176.956	11.57	742,527
Qualified XII (1.15)	96,368.356	11.54	1,112,091
Qualified XII (1.20)	10,760.901	11.51	123,858
Qualified XII (1.25)	141,308.839	11.48	1,622,225
Qualified XII (1.30)	824.077	11.45	9,436
Qualified XII (1.35)	969.656	11.42	11,073
Qualified XII (1.40)	10,243.152	11.39	116,670
Qualified XII (1.45)	290.857	11.36	3,304
Qualified XII (1.50)	774.615	11.33	8,776
Qualified XIII	1,295.340	11.66	15,104
Qualified XV	30,848.753	11.66	359,696
Qualified XVI	63,168.545	11.33	715,700

283

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Resources Portfolio - Service Class (continued)
Qualified XVII	2,942.492	$ 11.49	$ 33,809
Qualified XXI	61,706.175	11.75	725,048
Qualified XXVII	1,825,627.732	11.70	21,359,844
Qualified XXVIII	1,004,798.747	11.71	11,766,193
Qualified XXXIV	3,697.640	8.89	32,872
Qualified XXXVI	15,348.224	11.90	182,644
Qualified XXXVIII	25,343.352	9.14	231,638
Qualified XLIII	9,052.864	8.91	80,661
Qualified LIV	26,224.901	11.77	308,667
Qualified LVI	104,429.574	12.11	1,264,642
	10,491,516.314		$ 122,293,654
ING Invesco Van Kampen Growth and Income Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,410.602	$ 11.27	$ 15,897
ING Custom Choice 65	1,207.598	11.98	14,467
ING MAP PLUS NP14	10,284.687	11.20	115,188
Qualified VI	431,992.651	11.27	4,868,557
Qualified XII (0.00)	80,383.202	12.25	984,694
Qualified XII (0.20)	1,436.900	12.09	17,372
Qualified XII (0.25)	591.249	12.05	7,125
Qualified XII (0.30)	5,053.733	12.01	60,695
Qualified XII (0.35)	188.084	11.97	2,251
Qualified XII (0.40)	17,870.361	11.93	213,193
Qualified XII (0.50)	364,092.243	11.85	4,314,493
Qualified XII (0.55)	23,827.058	11.81	281,398
Qualified XII (0.60)	13,916.824	11.77	163,801
Qualified XII (0.65)	66,793.543	11.73	783,488
Qualified XII (0.70)	18,009.084	11.69	210,526
Qualified XII (0.75)	90,258.925	11.65	1,051,516
Qualified XII (0.80)	22,619.097	11.62	262,834
Qualified XII (0.85)	70,194.603	11.58	812,854
Qualified XII (0.90)	1,053.441	11.54	12,157
Qualified XII (0.95)	99,287.598	11.50	1,141,807
Qualified XII (1.00)	279,345.017	11.46	3,201,294
Qualified XII (1.05)	7,647.440	11.42	87,334
Qualified XII (1.10)	8,393.338	11.38	95,516
Qualified XII (1.15)	18,508.336	11.35	210,070
Qualified XII (1.20)	4,179.574	11.31	47,271
Qualified XII (1.25)	34,068.111	11.27	383,948
Qualified XII (1.30)	154.046	11.23	1,730
Qualified XII (1.35)	51.641	11.20	578
Qualified XII (1.40)	1,388.106	11.16	15,491
Qualified XII (1.50)	281.769	11.08	3,122
Qualified XV	578.700	11.50	6,655
Qualified XVI	10,983.147	11.08	121,693
Qualified XXI	3,552.817	11.62	41,284
Qualified XXXIV	21.329	8.75	187
Qualified XXXVIII	3,879.575	8.99	34,877

284

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Invesco Van Kampen Growth and Income Portfolio -
Service Class (continued)
Qualified XLIII	4,687.741	$ 8.77	$ 41,111
Qualified LIV	18,462.498	11.75	216,934
Qualified LVI	4,752.792	12.08	57,414
	1,721,407.460		$ 19,900,822
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	17,744.048	$ 16.12	$ 286,034

ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Qualified XXVII	858,659.314	$ 16.84	$ 14,459,823
Qualified XXVIII	856,133.573	16.87	14,442,973
	1,714,792.887		$ 28,902,796
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	474.908	$ 19.22	$ 9,128
ING Custom Choice 65	4,139.472	20.42	84,528
ING MAP PLUS NP1	48,259.656	13.07	630,754
ING MAP PLUS NP6	17.959	12.88	231
ING MAP PLUS NP8	3,510.664	12.81	44,972
ING MAP PLUS NP9	23,000.379	12.78	293,945
ING MAP PLUS NP10	1,893.490	12.74	24,123
ING MAP PLUS NP12	6,043.538	12.67	76,572
ING MAP PLUS NP13	13.529	12.63	171
ING MAP PLUS NP15	718.099	12.56	9,019
ING MAP PLUS NP17	1,085.950	12.49	13,564
ING MAP PLUS NP18	19.031	12.45	237
ING MAP PLUS NP19	2,122.866	12.42	26,366
ING MAP PLUS NP23	12,334.700	12.28	151,470
ING MAP PLUS NP24	84.422	12.24	1,033
ING MAP PLUS NP25	6,888.025	12.21	84,103
ING MAP PLUS NP26	3,527.873	12.17	42,934
ING MAP PLUS NP28	982.076	12.10	11,883
ING MAP PLUS NP29	58.580	12.07	707
Qualified VI	524,658.243	19.22	10,083,931
Qualified VIII	46.765	19.21	898
Qualified XII (0.10)	69.191	20.76	1,436
Qualified XII (0.25)	1,155.970	20.55	23,755
Qualified XII (0.30)	6,795.723	20.48	139,176
Qualified XII (0.40)	16,803.449	20.34	341,782
Qualified XII (0.50)	11,048.508	20.21	223,290
Qualified XII (0.55)	19,438.056	20.14	391,482
Qualified XII (0.60)	6,158.658	20.07	123,604
Qualified XII (0.65)	45,096.687	20.01	902,385
Qualified XII (0.70)	18,095.564	19.94	360,826
Qualified XII (0.75)	12,572.815	19.87	249,822

285

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class (continued)
Qualified XII (0.80)	28,118.239	$ 19.81	$ 557,022
Qualified XII (0.85)	87,365.255	19.74	1,724,590
Qualified XII (0.90)	6,290.482	19.68	123,797
Qualified XII (0.95)	88,188.074	19.61	1,729,368
Qualified XII (1.00)	159,497.547	19.55	3,118,177
Qualified XII (1.05)	7,371.602	19.48	143,599
Qualified XII (1.10)	17,635.366	19.41	342,302
Qualified XII (1.15)	12,805.267	19.35	247,782
Qualified XII (1.20)	2,364.923	19.29	45,619
Qualified XII (1.25)	34,443.815	19.22	662,010
Qualified XII (1.30)	115.247	19.16	2,208
Qualified XII (1.35)	496.558	19.09	9,479
Qualified XII (1.40)	1,717.439	19.03	32,683
Qualified XII (1.45)	884.996	18.97	16,788
Qualified XII (1.50)	230.544	18.90	4,357
Qualified XIII	2,918.174	19.61	57,225
Qualified XV	2,830.864	19.61	55,513
Qualified XVI	12,896.016	18.90	243,735
Qualified XVII	536.716	19.22	10,316
Qualified XXXIV	2,644.795	8.05	21,291
Qualified XXXVIII	2,059.752	8.28	17,055
Qualified XLIII	2,013.540	8.07	16,249
Qualified LIV	4,237.236	20.04	84,914
Qualified LVI	13,647.881	20.60	281,146
	1,268,425.174		$ 23,895,352
ING JPMorgan Small Cap Core Equity Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	974.609	$ 9.08	$ 8,849

ING JPMorgan Small Cap Core Equity Portfolio - Service
Class
Contracts in accumulation period:
ING Custom Choice 62	134.980	$ 13.40	$ 1,809
ING Custom Choice 65	746.142	14.24	10,625
ING MAP PLUS NP8	272.440	13.02	3,547
ING MAP PLUS NP14	12,628.391	12.95	163,538
ING MAP PLUS NP15	496.662	12.94	6,427
ING MAP PLUS NP24	1,704.067	12.82	21,846
Qualified VI	111,248.374	13.40	1,490,728
Qualified XII (0.00)	24,333.520	14.57	354,539
Qualified XII (0.30)	2,182.631	14.28	31,168
Qualified XII (0.35)	2,730.164	14.23	38,850
Qualified XII (0.40)	4,300.319	14.18	60,979
Qualified XII (0.50)	246,549.985	14.09	3,473,889
Qualified XII (0.55)	1,772.896	14.04	24,891
Qualified XII (0.60)	3,929.729	13.99	54,977
Qualified XII (0.65)	21,857.848	13.95	304,917
Qualified XII (0.70)	2,062.725	13.90	28,672
Qualified XII (0.75)	14,260.312	13.85	197,505
286

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio - Service
Class (continued)
Qualified XII (0.80)	14,433.156	$ 13.81	$ 199,322
Qualified XII (0.85)	24,632.917	13.76	338,949
Qualified XII (0.90)	448.050	13.72	6,147
Qualified XII (0.95)	49,291.170	13.67	673,810
Qualified XII (1.00)	51,309.444	13.62	698,835
Qualified XII (1.05)	1,889.694	13.58	25,662
Qualified XII (1.10)	2,633.713	13.53	35,634
Qualified XII (1.15)	3,436.185	13.49	46,354
Qualified XII (1.20)	837.155	13.44	11,251
Qualified XII (1.25)	11,505.505	13.40	154,174
Qualified XII (1.40)	2,369.207	13.26	31,416
Qualified XII (1.45)	344.623	13.22	4,556
Qualified XII (1.50)	126.803	13.18	1,671
Qualified XV	375.824	13.67	5,138
Qualified XVI	7,043.665	13.18	92,836
Qualified XXXIV	6.876	10.18	70
Qualified XXXVIII	1,662.300	10.46	17,388
Qualified LIV	5,197.800	13.97	72,613
Qualified LVI	2,037.109	14.36	29,253
	630,792.381		$ 8,713,986
ING Large Cap Growth Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	10,968.144	$ 10.33	$ 113,301

ING Large Cap Growth Portfolio - Institutional Class
Currently payable annuity contracts:	14,003.330	$13.79 to $14.05	$ 195,141
Contracts in accumulation period:
ING Custom Choice 65	28,845.862	10.40	299,997
Qualified V	5,222.461	10.28	53,687
Qualified VI	3,976,861.409	10.30	40,961,673
Qualified VIII	6,401.416	10.29	65,871
Qualified X (1.15)	441,264.704	10.31	4,549,439
Qualified X (1.25)	115,822.110	10.30	1,192,968
Qualified XII (0.00)	3,845.338	10.44	40,145
Qualified XII (0.05)	90,491.399	10.44	944,730
Qualified XII (0.10)	53.238	10.43	555
Qualified XII (0.20)	33,036.105	10.42	344,236
Qualified XII (0.25)	30,625.522	10.41	318,812
Qualified XII (0.30)	37,968.089	10.41	395,248
Qualified XII (0.35)	12,553.826	10.40	130,560
Qualified XII (0.40)	49,971.700	10.40	519,706
Qualified XII (0.45)	824.328	10.39	8,565
Qualified XII (0.50)	1,529,431.381	10.38	15,875,498
Qualified XII (0.55)	125,826.270	10.38	1,306,077
Qualified XII (0.60)	56,289.800	10.37	583,725
Qualified XII (0.65)	337,470.243	10.37	3,499,566
Qualified XII (0.70)	230,257.844	10.36	2,385,471
Qualified XII (0.75)	254,191.433	10.35	2,630,881

287

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Large Cap Growth Portfolio - Institutional Class
(continued)
Qualified XII (0.80)	384,591.548	$ 10.35	$ 3,980,523
Qualified XII (0.85)	520,953.330	10.34	5,386,657
Qualified XII (0.90)	22,839.974	10.34	236,165
Qualified XII (0.95)	384,154.832	10.33	3,968,319
Qualified XII (1.00)	1,277,826.484	10.32	13,187,169
Qualified XII (1.05)	83,791.418	10.32	864,727
Qualified XII (1.10)	97,382.047	10.31	1,004,009
Qualified XII (1.15)	69,383.116	10.31	715,340
Qualified XII (1.20)	13,039.775	10.30	134,310
Qualified XII (1.25)	36,333.878	10.30	374,239
Qualified XII (1.30)	2,910.847	10.29	29,953
Qualified XII (1.40)	20,962.494	10.28	215,494
Qualified XII (1.45)	3,324.682	10.27	34,144
Qualified XII (1.50)	5,341.778	10.27	54,860
Qualified XV	12,765.971	10.33	131,872
Qualified XVI	89,290.244	10.27	917,011
Qualified XVII	3,060.828	10.30	31,527
Qualified XVIII	8,362.400	10.32	86,300
Qualified XXVII	1,811,358.761	10.32	18,693,222
Qualified XXVIII	314,094.624	10.33	3,244,597
Qualified XXXII	9,570.574	10.30	98,577
Qualified XXXIV	13,502.672	10.34	139,618
Qualified XXXVI	36,937.048	10.38	383,407
Qualified XXXVIII	82,588.362	10.44	862,222
Qualified XLIII	3,480.802	10.35	36,026
Qualified LIV	53,567.773	10.35	554,426
Qualified LVI	129,356.196	10.41	1,346,598
Qualified LIX	1,033.175	10.38	10,724
	12,873,063.441		$ 133,024,587
ING Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	4,142.898	$ 10.41	$ 43,128
ING MAP PLUS NP8	763.824	10.37	7,921
ING MAP PLUS NP13	144.228	10.34	1,491
ING MAP PLUS NP14	12,441.896	10.34	128,649
ING MAP PLUS NP17	6,150.595	10.32	63,474
Qualified XII (0.50)	11.714	15.22	178
Qualified XII (0.95)	435.701	11.79	5,137
Qualified XII (1.00)	1,230.486	11.78	14,495
Qualified XII (1.25)	2.100	11.73	25
Qualified XII (1.40)	92.045	11.71	1,078
	25,415.487		$ 265,576

288

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Large Cap Value Portfolio - Institutional Class
Currently payable annuity contracts:	341,028.163	$8.14 to $8.6	$ 2,927,406
Contracts in accumulation period:
ING Custom Choice 62	13,418.638	8.43	113,119
ING Custom Choice 65	12,942.147	8.86	114,667
ING MAP PLUS NP1	123,862.102	8.93	1,106,089
ING MAP PLUS NP4	289.990	8.85	2,566
ING MAP PLUS NP6	20,706.509	8.80	182,217
ING MAP PLUS NP8	76,674.199	8.75	670,899
ING MAP PLUS NP9	7,367.809	8.73	64,321
ING MAP PLUS NP10	9,388.754	8.70	81,682
ING MAP PLUS NP11	6,900.957	8.68	59,900
ING MAP PLUS NP12	521.106	8.66	4,513
ING MAP PLUS NP13	6,803.017	8.63	58,710
ING MAP PLUS NP14	35,455.344	8.61	305,271
ING MAP PLUS NP15	38,391.139	8.58	329,396
ING MAP PLUS NP16	3,100.842	8.56	26,543
ING MAP PLUS NP17	13,730.726	8.53	117,123
ING MAP PLUS NP18	3,511.026	8.51	29,879
ING MAP PLUS NP19	3,944.915	8.48	33,453
ING MAP PLUS NP20	2,655.167	8.46	22,463
ING MAP PLUS NP21	7,507.409	8.44	63,363
ING MAP PLUS NP22	4,425.847	8.41	37,221
ING MAP PLUS NP23	6,558.909	8.39	55,029
ING MAP PLUS NP24	989.946	8.37	8,286
ING MAP PLUS NP25	9,602.299	8.34	80,083
ING MAP PLUS NP26	708.523	8.32	5,895
ING MAP PLUS NP28	6,910.356	8.27	57,149
ING MAP PLUS NP30	788.613	8.22	6,482
ING MAP PLUS NP32	2,640.797	8.18	21,602
Qualified V	260.390	8.36	2,177
Qualified VI	5,203,881.372	8.43	43,868,720
Qualified VIII	2,916.929	8.43	24,590
Qualified X (1.15)	206,781.005	8.48	1,753,503
Qualified X (1.25)	481,502.848	8.43	4,059,069
Qualified XII (0.00)	3,303.449	9.05	29,896
Qualified XII (0.10)	160.253	9.00	1,442
Qualified XII (0.20)	658,764.675	8.95	5,895,944
Qualified XII (0.25)	344,568.161	8.92	3,073,548
Qualified XII (0.30)	254,646.308	8.90	2,266,352
Qualified XII (0.35)	1,785.060	8.87	15,833
Qualified XII (0.40)	504,898.020	8.85	4,468,347
Qualified XII (0.50)	1,000,518.066	8.80	8,804,559
Qualified XII (0.55)	410,416.154	8.77	3,599,350
Qualified XII (0.60)	103,501.393	8.75	905,637
Qualified XII (0.65)	1,626,528.482	8.72	14,183,328
Qualified XII (0.70)	353,125.951	8.70	3,072,196
Qualified XII (0.75)	837,574.710	8.67	7,261,773
Qualified XII (0.80)	659,811.261	8.65	5,707,367

289

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Large Cap Value Portfolio - Institutional Class
(continued)
Qualified XII (0.85)	1,329,537.358	$ 8.63	$ 11,473,907
Qualified XII (0.90)	16,037.964	8.60	137,926
Qualified XII (0.95)	1,190,520.500	8.58	10,214,666
Qualified XII (1.00)	3,715,930.695	8.55	31,771,207
Qualified XII (1.05)	97,384.208	8.53	830,687
Qualified XII (1.10)	165,336.499	8.50	1,405,360
Qualified XII (1.15)	133,934.538	8.48	1,135,765
Qualified XII (1.20)	37,806.422	8.46	319,842
Qualified XII (1.25)	334,633.972	8.43	2,820,964
Qualified XII (1.30)	19,097.824	8.41	160,613
Qualified XII (1.35)	13,277.532	8.38	111,266
Qualified XII (1.40)	18,102.029	8.36	151,333
Qualified XII (1.45)	2,788.711	8.34	23,258
Qualified XII (1.50)	3,487.895	8.31	28,984
Qualified XIII	713.294	8.58	6,120
Qualified XV	39,635.563	8.58	340,073
Qualified XVI	150,959.848	8.31	1,254,476
Qualified XVII	829.870	8.43	6,996
Qualified XVIII	24,259.250	8.55	207,417
Qualified XXI	53,419.609	8.65	462,080
Qualified XXVII	3,250,028.616	8.55	27,787,745
Qualified XXXII	6,241.535	8.43	52,616
Qualified XXXIII (0.65)	159,892.478	8.72	1,394,262
Qualified XXXIV	15,605.715	9.13	142,480
Qualified XXXVIII	18,949.247	9.38	177,744
Qualified XLIII	10,830.901	9.15	99,103
Qualified LIV	334,339.417	8.70	2,908,753
Qualified LVI	129,244.224	8.94	1,155,443
Qualified LIX	17,822.148	8.80	156,835
	24,706,417.598		$ 212,316,879
ING Large Cap Value Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP9	61,224.332	$ 8.71	$ 533,264
ING MAP PLUS NP12	24,316.461	8.64	210,094
ING MAP PLUS NP15	3,388.231	8.56	29,003
ING MAP PLUS NP18	4,699.276	8.49	39,897
ING MAP PLUS NP20	587.432	8.44	4,958
ING MAP PLUS NP22	289.988	8.40	2,436
ING MAP PLUS NP29	104.401	8.23	859
ING MAP PLUS NP30	85.171	8.21	699
	94,695.292		$ 821,210

290

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Institutional Class
Contracts in accumulation period:
ING Custom Choice 62	2,104.925	$ 9.68	$ 20,376
ING Custom Choice 65	1,972.203	9.99	19,702
Qualified VI	183,673.494	9.68	1,777,959
Qualified VIII	1,026.519	9.68	9,937
Qualified X (1.15)	6,121.341	9.72	59,499
Qualified X (1.25)	33,087.715	9.68	320,289
Qualified XII (0.00)	184.566	10.14	1,871
Qualified XII (0.30)	7,899.350	10.03	79,230
Qualified XII (0.40)	10,284.692	9.99	102,744
Qualified XII (0.50)	85,558.341	9.96	852,161
Qualified XII (0.55)	1,749.763	9.94	17,393
Qualified XII (0.60)	8,155.720	9.92	80,905
Qualified XII (0.65)	48,583.398	9.90	480,976
Qualified XII (0.70)	17,894.194	9.88	176,795
Qualified XII (0.75)	24,599.351	9.86	242,550
Qualified XII (0.80)	5,318.257	9.85	52,385
Qualified XII (0.85)	35,263.449	9.83	346,640
Qualified XII (0.90)	506.171	9.81	4,966
Qualified XII (0.95)	24,499.068	9.79	239,846
Qualified XII (1.00)	93,603.663	9.77	914,508
Qualified XII (1.05)	2,284.339	9.75	22,272
Qualified XII (1.10)	7,409.584	9.74	72,169
Qualified XII (1.15)	6,656.010	9.72	64,696
Qualified XII (1.20)	3,306.698	9.70	32,075
Qualified XII (1.25)	18,965.912	9.68	183,590
Qualified XII (1.30)	54.733	9.66	529
Qualified XII (1.40)	8.314	9.63	80
Qualified XII (1.45)	1,344.407	9.61	12,920
Qualified XV	2,232.799	9.79	21,859
Qualified XVI	6,554.584	9.59	62,858
Qualified XVIII	223.363	9.68	2,162
Qualified XXVII	250,338.019	9.58	2,398,238
Qualified XXXII	333.421	9.68	3,228
Qualified XXXIV	1,140.210	9.87	11,254
Qualified XXXVIII	3,463.279	10.14	35,118
Qualified LIV	1,832.307	9.85	18,048
Qualified LVI	5,690.918	10.05	57,194
	903,925.077		$ 8,799,022

291

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP4	20,805.478	$ 12.28	$ 255,491
ING MAP PLUS NP11	3.324	11.99	40
ING MAP PLUS NP12	10,737.250	11.95	128,310
ING MAP PLUS NP14	8,176.110	11.87	97,050
ING MAP PLUS NP15	1,082.467	11.83	12,806
ING MAP PLUS NP21	284.520	11.60	3,300
ING MAP PLUS NP23	1,225.591	11.52	14,119
ING MAP PLUS NP26	990.858	11.41	11,306
ING MAP PLUS NP28	3.182	11.33	36
Qualified XII (0.60)	569.170	11.99	6,824
Qualified XII (0.75)	64.326	11.87	764
Qualified XII (1.25)	26.450	11.48	304
Qualified XXXV	4,021.565	9.91	39,854
	47,990.291		$ 570,204
ING MFS Total Return Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	96,634.744	$ 11.59	$ 1,119,997

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	2,732,608.541	$ 11.03	$ 30,140,672
Qualified XXVIII	2,304,464.293	11.05	25,464,330
	5,037,072.834		$ 55,605,002
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,969.184	$ 12.51	$ 24,634
ING Custom Choice 65	481.576	12.18	5,866
ING MAP PLUS NP1	1,005.246	13.26	13,330
ING MAP PLUS NP4	6,934.126	13.10	90,837
ING MAP PLUS NP8	49,368.150	12.90	636,849
ING MAP PLUS NP9	33.309	12.85	428
ING MAP PLUS NP12	40,868.429	12.70	519,029
ING MAP PLUS NP13	3,638.938	12.65	46,033
ING MAP PLUS NP14	903.677	12.60	11,386
ING MAP PLUS NP15	257.429	12.55	3,231
ING MAP PLUS NP16	6.211	12.50	78
ING MAP PLUS NP17	652.061	12.45	8,118
ING MAP PLUS NP19	53.192	12.35	657
ING MAP PLUS NP22	1,457.564	12.20	17,782
ING MAP PLUS NP23	18,852.058	12.16	229,241
ING MAP PLUS NP26	974.660	12.01	11,706
ING MAP PLUS NP28	20.930	11.92	249
ING MAP PLUS NP32	1.465	11.73	17
Qualified VI	590,806.139	14.48	8,554,873
Qualified X (1.15)	14,325.730	12.41	177,782
Qualified X (1.25)	65,800.250	12.32	810,659
Qualified XII (0.25)	8,303.892	16.06	133,361

292

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service Class
(continued)
Qualified XII (0.30)	894.705	$ 16.00	$ 14,315
Qualified XII (0.40)	43,435.342	15.86	688,885
Qualified XII (0.50)	24,762.697	15.71	389,022
Qualified XII (0.55)	2,286.188	15.66	35,802
Qualified XII (0.60)	11,327.351	15.59	176,593
Qualified XII (0.65)	5,724.238	15.53	88,897
Qualified XII (0.70)	25,191.060	15.46	389,454
Qualified XII (0.75)	51,631.988	15.40	795,133
Qualified XII (0.80)	30,787.452	15.30	471,048
Qualified XII (0.85)	123,666.733	15.22	1,882,208
Qualified XII (0.90)	6,612.983	15.17	100,319
Qualified XII (0.95)	159,424.793	15.09	2,405,720
Qualified XII (1.00)	178,985.893	15.03	2,690,158
Qualified XII (1.05)	10,267.481	14.96	153,602
Qualified XII (1.10)	46,744.700	14.90	696,496
Qualified XII (1.15)	25,094.085	14.84	372,396
Qualified XII (1.20)	7,138.953	14.77	105,442
Qualified XII (1.25)	97,408.065	14.71	1,432,873
Qualified XII (1.30)	1,935.358	14.65	28,353
Qualified XII (1.35)	579.685	14.59	8,458
Qualified XII (1.40)	5,608.758	14.52	81,439
Qualified XII (1.45)	2,881.093	14.46	41,661
Qualified XII (1.50)	364.738	14.40	5,252
Qualified XV	740.515	14.26	10,560
Qualified XVI	14,760.333	14.16	209,006
Qualified XVII	3,148.297	13.89	43,730
Qualified XVIII	1,583.038	12.55	19,867
Qualified XXXII	653.631	12.32	8,053
Qualified XXXIV	487.572	9.76	4,759
Qualified XXXVIII	7,047.867	10.03	70,690
Qualified XLIII	1,764.486	9.78	17,257
Qualified LIV	4,818.225	11.95	57,578
Qualified LVI	7,805.277	12.28	95,849
	1,712,277.796		$ 24,887,021
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	366.910	$ 17.64	$ 6,472
ING Custom Choice 65	2,232.364	18.75	41,857
Qualified VI	756,305.652	17.64	13,341,232
Qualified XII (0.00)	118.509	19.18	2,273
Qualified XII (0.10)	29.597	19.05	564
Qualified XII (0.20)	6,850.905	18.93	129,688
Qualified XII (0.25)	765.395	18.86	14,435
Qualified XII (0.30)	7,460.877	18.80	140,264
Qualified XII (0.40)	33,155.909	18.67	619,021
Qualified XII (0.50)	350,850.004	18.55	6,508,268
Qualified XII (0.55)	12,631.896	18.49	233,564
Qualified XII (0.60)	6,955.940	18.43	128,198

293

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Utilities Portfolio - Service Class (continued)
Qualified XII (0.65)	28,091.395	$ 18.37	$ 516,039
Qualified XII (0.70)	20,714.731	18.30	379,080
Qualified XII (0.75)	91,343.795	18.24	1,666,111
Qualified XII (0.80)	64,613.376	18.18	1,174,671
Qualified XII (0.85)	116,696.419	18.12	2,114,539
Qualified XII (0.90)	7,689.200	18.06	138,867
Qualified XII (0.95)	140,645.902	18.00	2,531,626
Qualified XII (1.00)	505,932.907	17.94	9,076,436
Qualified XII (1.05)	11,311.177	17.88	202,244
Qualified XII (1.10)	24,396.329	17.82	434,743
Qualified XII (1.15)	21,700.389	17.76	385,399
Qualified XII (1.20)	5,782.419	17.70	102,349
Qualified XII (1.25)	57,228.925	17.64	1,009,518
Qualified XII (1.30)	2,820.325	17.59	49,610
Qualified XII (1.35)	659.723	17.53	11,565
Qualified XII (1.40)	2,501.520	17.47	43,702
Qualified XII (1.45)	472.366	17.41	8,224
Qualified XII (1.50)	201.454	17.35	3,495
Qualified XIII	1,058.292	18.00	19,049
Qualified XV	3,141.549	18.00	56,548
Qualified XVI	19,113.387	17.35	331,617
Qualified XVII	1,222.197	17.64	21,560
Qualified XXI	18,801.795	18.18	341,817
Qualified XXXIV	1,650.788	9.86	16,277
Qualified XXXVIII	3,671.283	10.14	37,227
Qualified XLIII	5,308.662	9.88	52,450
Qualified LIV	4,405.227	18.40	81,056
Qualified LVI	30,592.594	18.91	578,506
	2,369,492.084		$ 42,550,161
ING Morgan Stanley Global Franchise Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	1,492.904	$ 9.77	$ 14,586

ING PIMCO High Yield Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	2,958.646	$ 9.91	$ 29,320

ING PIMCO High Yield Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	399,548.800	$ 14.47	$ 5,781,471
Qualified XXVIII	297,846.577	14.50	4,318,775
	697,395.377		$ 10,100,246

294

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	7,825.432	$ 15.05	$ 117,773
ING Custom Choice 65	805.552	15.99	12,881
ING MAP PLUS NP3	720.450	14.98	10,792
ING MAP PLUS NP6	8,383.714	14.85	124,498
ING MAP PLUS NP8	1,349.516	14.76	19,919
ING MAP PLUS NP9	24,486.204	14.72	360,437
ING MAP PLUS NP11	4,254.331	14.64	62,283
ING MAP PLUS NP12	14,209.896	14.60	207,464
ING MAP PLUS NP13	1,721.935	14.56	25,071
ING MAP PLUS NP14	576.127	14.52	8,365
ING MAP PLUS NP16	1,941.718	14.43	28,019
ING MAP PLUS NP17	1,082.530	14.39	15,578
ING MAP PLUS NP18	75.689	14.35	1,086
ING MAP PLUS NP21	13,928.181	14.23	198,198
ING MAP PLUS NP22	61.701	14.19	876
ING MAP PLUS NP23	920.788	14.15	13,029
ING MAP PLUS NP26	986.627	14.03	13,842
Qualified VI	492,852.637	15.05	7,417,432
Qualified XII (0.00)	1,280.237	16.36	20,945
Qualified XII (0.05)	12,093.379	16.36	197,848
Qualified XII (0.30)	5,383.119	16.03	86,291
Qualified XII (0.35)	793.962	15.98	12,688
Qualified XII (0.40)	27,261.773	15.93	434,280
Qualified XII (0.50)	324,317.971	15.82	5,130,710
Qualified XII (0.55)	9,200.880	15.77	145,098
Qualified XII (0.60)	18,757.674	15.71	294,683
Qualified XII (0.65)	41,940.093	15.66	656,782
Qualified XII (0.70)	22,854.101	15.61	356,753
Qualified XII (0.75)	23,503.521	15.56	365,715
Qualified XII (0.80)	49,706.754	15.51	770,952
Qualified XII (0.85)	69,061.687	15.45	1,067,003
Qualified XII (0.90)	914.414	15.40	14,082
Qualified XII (0.95)	54,082.124	15.35	830,161
Qualified XII (1.00)	176,624.977	15.30	2,702,362
Qualified XII (1.05)	6,119.391	15.25	93,321
Qualified XII (1.10)	7,348.986	15.20	111,705
Qualified XII (1.15)	8,501.978	15.15	128,805
Qualified XII (1.20)	3,317.528	15.10	50,095
Qualified XII (1.25)	31,249.053	15.05	470,298
Qualified XII (1.30)	527.774	15.00	7,917
Qualified XII (1.35)	761.793	14.95	11,389
Qualified XII (1.40)	5,077.143	14.90	75,649
Qualified XII (1.45)	649.109	14.85	9,639
Qualified XII (1.50)	494.618	14.80	7,320
Qualified XIII	1,513.328	15.35	23,230
Qualified XV	3,213.648	15.35	49,329
Qualified XVI	10,192.334	14.80	150,847

295

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Service Class
(continued)
Qualified XXI	13,609.637	$ 15.51	$ 211,085
Qualified XXXIV	294.235	13.34	3,925
Qualified XXXVIII	5,355.411	13.71	73,423
Qualified XLIII	1,327.056	13.37	17,743
Qualified LIV	11,598.806	15.69	181,985
Qualified LVI	12,772.631	16.13	206,023
	1,537,884.153		$ 23,607,624
ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts:	20,288.728	$9.17 to $10.9	$ 216,698
Contracts in accumulation period:
ING Custom Choice 62	1,487.860	9.67	14,388
ING Custom Choice 65	2,115.908	10.17	21,519
ING MAP PLUS NP1	85,043.808	10.24	870,849
ING MAP PLUS NP8	2,520.867	10.04	25,310
ING MAP PLUS NP9	14,345.598	10.01	143,599
ING MAP PLUS NP10	215.061	9.98	2,146
ING MAP PLUS NP11	3,767.359	9.95	37,485
ING MAP PLUS NP12	21,951.129	9.92	217,755
ING MAP PLUS NP13	304.507	9.90	3,015
ING MAP PLUS NP14	21,756.076	9.87	214,732
ING MAP PLUS NP15	226.365	9.84	2,227
ING MAP PLUS NP17	1,231.622	9.78	12,045
ING MAP PLUS NP22	115.980	9.65	1,119
ING MAP PLUS NP24	1,036.871	9.59	9,944
Qualified VI	271,220.703	9.67	2,622,704
Qualified VIII	438.488	9.67	4,240
Qualified X (1.15)	58,812.255	9.73	572,243
Qualified X (1.25)	42,167.503	9.67	407,760
Qualified XII (0.00)	558.376	10.39	5,802
Qualified XII (0.05)	197,653.075	10.38	2,051,639
Qualified XII (0.20)	2,982.602	10.27	30,631
Qualified XII (0.25)	11,304.507	10.24	115,758
Qualified XII (0.30)	39,950.196	10.21	407,892
Qualified XII (0.40)	9,979.822	10.15	101,295
Qualified XII (0.50)	87,390.661	10.10	882,646
Qualified XII (0.55)	33,117.390	10.07	333,492
Qualified XII (0.60)	8,851.594	10.04	88,870
Qualified XII (0.65)	627,131.492	10.01	6,277,586
Qualified XII (0.70)	14,994.492	9.98	149,645
Qualified XII (0.75)	44,307.075	9.95	440,855
Qualified XII (0.80)	32,215.941	9.92	319,582
Qualified XII (0.85)	82,789.534	9.90	819,616
Qualified XII (0.90)	2,583.243	9.87	25,497
Qualified XII (0.95)	78,528.608	9.84	772,722
Qualified XII (1.00)	68,757.529	9.81	674,511
Qualified XII (1.05)	2,851.368	9.78	27,886
Qualified XII (1.10)	7,117.754	9.76	69,469
Qualified XII (1.15)	20,394.172	9.73	198,435

296

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Fund Portfolio - Institutional Class
(continued)
Qualified XII (1.20)	4,900.180	$ 9.70	$ 47,532
Qualified XII (1.25)	18,316.504	9.67	177,121
Qualified XII (1.40)	479.141	9.59	4,595
Qualified XII (1.45)	399.453	9.56	3,819
Qualified XV	154.300	9.84	1,518
Qualified XVI	7,384.167	9.54	70,445
Qualified XVII	131.612	9.67	1,273
Qualified XVIII	878.724	9.81	8,620
Qualified XXI	3,999.256	9.92	39,673
Qualified XXXII	986.219	9.67	9,537
Qualified XXXIV	415.755	8.60	3,575
Qualified XXXVIII	4,581.745	8.83	40,457
Qualified LIV	8,486.824	9.98	84,698
Qualified LVI	4,566.045	10.25	46,802
Qualified LIX	2,753.255	10.10	27,808
	1,980,939.299		$ 19,761,080
ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP15	2,873.085	$ 9.80	$ 28,156
ING MAP PLUS NP16	2,041.465	9.78	19,966
ING MAP PLUS NP17	162.831	9.75	1,588
ING MAP PLUS NP19	45.981	9.69	446
ING MAP PLUS NP23	354.455	9.58	3,396
ING MAP PLUS NP26	1,856.063	9.50	17,633
ING MAP PLUS NP29	285.786	9.42	2,692
Qualified XII (1.00)	20,334.875	9.68	196,842
	27,954.541		$ 270,719
ING Pioneer Mid Cap Value Portfolio - Institutional Class
Currently payable annuity contracts:	98,524.635	$ 10.13	$ 998,055
Contracts in accumulation period:
ING Custom Choice 62	2,688.149	9.96	26,774
ING Custom Choice 65	15,103.348	10.47	158,132
ING MAP PLUS NP1	35,918.842	10.55	378,944
ING MAP PLUS NP9	33,949.502	10.31	350,019
ING MAP PLUS NP11	17,653.451	10.25	180,948
ING MAP PLUS NP12	7,424.541	10.22	75,879
ING MAP PLUS NP13	493.088	10.19	5,025
ING MAP PLUS NP14	8,533.775	10.16	86,703
ING MAP PLUS NP15	4,786.468	10.14	48,535
ING MAP PLUS NP21	3,584.208	9.96	35,699
ING MAP PLUS NP22	2,913.613	9.94	28,961
ING MAP PLUS NP23	323.854	9.91	3,209
ING MAP PLUS NP26	126.212	9.82	1,239
ING MAP PLUS NP28	1,287.623	9.77	12,580
ING MAP PLUS NP32	1,436.730	9.66	13,879
Qualified V	65.345	9.87	645
Qualified VI	1,409,695.232	9.96	14,040,565
Qualified X (1.15)	51,956.586	10.02	520,605

297

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Institutional Class
(continued)
Qualified X (1.25)	103,351.602	$ 9.96	$ 1,029,382
Qualified XII (0.00)	23,175.982	10.70	247,983
Qualified XII (0.05)	75,733.479	10.70	810,348
Qualified XII (0.10)	117.032	10.64	1,245
Qualified XII (0.20)	54,165.222	10.58	573,068
Qualified XII (0.25)	56,559.445	10.55	596,702
Qualified XII (0.30)	21,725.096	10.52	228,548
Qualified XII (0.40)	53,421.440	10.46	558,788
Qualified XII (0.50)	1,030,786.155	10.40	10,720,176
Qualified XII (0.55)	55,612.323	10.37	576,700
Qualified XII (0.60)	44,859.324	10.34	463,845
Qualified XII (0.65)	588,739.689	10.31	6,069,906
Qualified XII (0.70)	65,957.077	10.28	678,039
Qualified XII (0.75)	277,834.753	10.25	2,847,806
Qualified XII (0.80)	488,672.681	10.22	4,994,235
Qualified XII (0.85)	307,647.626	10.19	3,134,929
Qualified XII (0.90)	12,299.219	10.16	124,960
Qualified XII (0.95)	192,142.190	10.14	1,948,322
Qualified XII (1.00)	1,164,162.039	10.11	11,769,678
Qualified XII (1.05)	27,192.221	10.08	274,098
Qualified XII (1.10)	44,213.131	10.05	444,342
Qualified XII (1.15)	27,248.567	10.02	273,031
Qualified XII (1.20)	6,714.281	9.99	67,076
Qualified XII (1.25)	84,112.589	9.96	837,761
Qualified XII (1.30)	17,917.672	9.94	178,102
Qualified XII (1.35)	7.919	9.91	78
Qualified XII (1.40)	15,102.259	9.88	149,210
Qualified XII (1.45)	2,836.682	9.85	27,941
Qualified XII (1.50)	456.884	9.82	4,487
Qualified XIII	125.334	10.14	1,271
Qualified XV	4,128.404	10.14	41,862
Qualified XVI	39,658.698	9.82	389,448
Qualified XVIII	1,000.200	10.11	10,112
Qualified XXVII	1,256,325.591	10.04	12,613,509
Qualified XXXII	21.863	9.96	218
Qualified XXXIII (0.65)	52,932.834	10.31	545,738
Qualified XXXIV	4,187.439	8.77	36,724
Qualified XXXVIII	2,624.139	9.01	23,643
Qualified XLIII	29.758	8.79	262
Qualified LIV	38,186.910	10.28	392,561
Qualified LVI	23,899.788	10.56	252,382
Qualified LIX	4,504.528	10.40	46,847
	7,966,855.267		$ 80,951,759

298

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	6,180.319	$ 10.51	$ 64,955
ING MAP PLUS NP6	521.832	10.36	5,406
ING MAP PLUS NP8	3,088.409	10.30	31,811
ING MAP PLUS NP9	5,144.189	10.27	52,831
ING MAP PLUS NP11	2,231.062	10.21	22,779
ING MAP PLUS NP12	1,487.264	10.19	15,155
ING MAP PLUS NP14	177.208	10.13	1,795
ING MAP PLUS NP16	1,307.821	10.07	13,170
ING MAP PLUS NP17	3,157.933	10.04	31,706
ING MAP PLUS NP19	2,568.413	9.99	25,658
ING MAP PLUS NP23	2,549.798	9.87	25,167
ING MAP PLUS NP25	2,689.132	9.82	26,407
ING MAP PLUS NP26	3,025.937	9.79	29,624
ING MAP PLUS NP29	865.679	9.71	8,406
ING MAP PLUS NP32	394.763	9.62	3,798
Qualified XII (0.95)	3.202	9.54	31
Qualified XII (1.25)	32.584	9.44	308
	35,425.545		$ 359,007
ING T. Rowe Price Capital Appreciation Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	15,116.996	$ 9.65	$ 145,879

ING T. Rowe Price Capital Appreciation Portfolio - Service
Class
Contracts in accumulation period:
ING Custom Choice 62	68,490.505	$ 13.76	$ 942,429
ING Custom Choice 65	4,443.047	14.61	64,913
ING MAP PLUS NP1	177,880.269	14.85	2,641,522
ING MAP PLUS NP6	34,621.164	14.61	505,815
ING MAP PLUS NP8	15,411.757	14.51	223,625
ING MAP PLUS NP9	64,282.633	14.46	929,527
ING MAP PLUS NP11	65,959.902	14.37	947,844
ING MAP PLUS NP12	48,280.026	14.32	691,370
ING MAP PLUS NP13	6,228.074	14.27	88,875
ING MAP PLUS NP14	78,163.461	14.22	1,111,484
ING MAP PLUS NP15	136,057.406	14.18	1,929,294
ING MAP PLUS NP16	8,049.274	14.13	113,736
ING MAP PLUS NP17	28,760.845	14.08	404,953
ING MAP PLUS NP18	7,394.472	14.03	103,744
ING MAP PLUS NP19	13,247.794	13.99	185,337
ING MAP PLUS NP20	281.356	13.94	3,922
ING MAP PLUS NP21	15,012.186	13.89	208,519
ING MAP PLUS NP22	4,488.347	13.85	62,164
ING MAP PLUS NP23	11,722.777	13.80	161,774
ING MAP PLUS NP24	4,014.660	13.76	55,242
ING MAP PLUS NP25	270.433	13.71	3,708
ING MAP PLUS NP26	7,738.859	13.66	105,713
ING MAP PLUS NP28	1,191.094	13.57	16,163

299

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Capital Appreciation Portfolio - Service
Class (continued)
ING MAP PLUS NP30	116.918	$ 13.48	$ 1,576
Qualified VI	6,619,659.469	13.76	91,086,514
Qualified VIII	1,927.826	13.75	26,508
Qualified XII (0.00)	7,932.522	14.95	118,591
Qualified XII (0.10)	83.273	14.85	1,237
Qualified XII (0.20)	228,698.367	14.75	3,373,301
Qualified XII (0.25)	7,243.169	14.71	106,547
Qualified XII (0.30)	44,655.726	14.66	654,653
Qualified XII (0.35)	5,893.166	14.61	86,099
Qualified XII (0.40)	438,135.394	14.56	6,379,251
Qualified XII (0.50)	6,259,062.676	14.46	90,506,046
Qualified XII (0.55)	440,395.167	14.41	6,346,094
Qualified XII (0.60)	47,198.206	14.37	678,238
Qualified XII (0.65)	238,970.933	14.32	3,422,064
Qualified XII (0.70)	204,330.786	14.27	2,915,800
Qualified XII (0.75)	2,868,973.995	14.22	40,796,810
Qualified XII (0.80)	552,457.745	14.18	7,833,851
Qualified XII (0.85)	2,160,104.417	14.13	30,522,275
Qualified XII (0.90)	11,328.755	14.08	159,509
Qualified XII (0.95)	1,109,411.874	14.03	15,565,049
Qualified XII (1.00)	4,342,116.648	13.99	60,746,212
Qualified XII (1.05)	31,407.722	13.94	437,824
Qualified XII (1.10)	131,985.742	13.89	1,833,282
Qualified XII (1.15)	150,227.256	13.85	2,080,647
Qualified XII (1.20)	55,152.646	13.80	761,107
Qualified XII (1.25)	644,694.683	13.76	8,870,999
Qualified XII (1.30)	10,890.203	13.71	149,305
Qualified XII (1.40)	15,475.009	13.62	210,770
Qualified XII (1.45)	317.203	13.57	4,304
Qualified XII (1.50)	5,011.393	13.53	67,804
Qualified XIII	876.078	14.03	12,291
Qualified XV	21,764.802	14.03	305,360
Qualified XVI	96,178.918	13.53	1,301,301
Qualified XVII	8,066.757	13.76	110,999
Qualified XXI	67,553.760	14.18	957,912
Qualified XXXIV	57,280.676	10.86	622,068
Qualified XXXVIII	68,164.515	11.16	760,716
Qualified XLIII	1,603.331	10.88	17,444
Qualified LIV	257,805.864	14.34	3,696,936
Qualified LVI	73,057.736	14.74	1,076,871
	28,088,201.667		$ 396,105,838
ING T. Rowe Price Equity Income Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	131,186.167	$ 11.03	$ 1,446,983

300

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service Class
Currently payable annuity contracts:	7,048.663	$ 14.50	$ 102,206
Contracts in accumulation period:
ING Custom Choice 62	10,941.013	12.28	134,356
ING Custom Choice 65	2,442.810	11.77	28,752
ING MAP PLUS NP1	5,192.635	13.08	67,920
ING MAP PLUS NP4	8,270.007	12.92	106,848
ING MAP PLUS NP6	22,120.339	12.82	283,583
ING MAP PLUS NP8	966.811	12.72	12,298
ING MAP PLUS NP9	34,622.550	12.67	438,668
ING MAP PLUS NP11	12,561.856	12.57	157,903
ING MAP PLUS NP12	7,943.645	12.52	99,454
ING MAP PLUS NP13	4.435	12.47	55
ING MAP PLUS NP14	1,537.684	12.42	19,098
ING MAP PLUS NP15	24,611.703	12.37	304,447
ING MAP PLUS NP16	763.705	12.32	9,409
ING MAP PLUS NP17	13,753.330	12.27	168,753
ING MAP PLUS NP18	936.957	12.23	11,459
ING MAP PLUS NP19	3,279.729	12.18	39,947
ING MAP PLUS NP20	19,933.528	12.13	241,794
ING MAP PLUS NP21	15,362.209	12.08	185,575
ING MAP PLUS NP22	683.619	12.03	8,224
ING MAP PLUS NP23	3,548.352	11.99	42,545
ING MAP PLUS NP24	2,157.449	11.94	25,760
ING MAP PLUS NP26	5,874.600	11.84	69,555
ING MAP PLUS NP28	9,409.180	11.75	110,558
ING MAP PLUS NP29	581.091	11.71	6,805
Qualified V	131.680	14.58	1,920
Qualified VI	948,859.555	15.72	14,916,072
Qualified X (1.15)	47,748.917	12.22	583,492
Qualified X (1.25)	101,970.322	12.13	1,236,900
Qualified XII (0.00)	2,365.610	17.51	41,422
Qualified XII (0.05)	221,779.716	17.40	3,858,967
Qualified XII (0.20)	20,738.051	17.22	357,109
Qualified XII (0.25)	820.910	17.14	14,070
Qualified XII (0.30)	18,111.253	17.07	309,159
Qualified XII (0.40)	45,561.820	16.93	771,362
Qualified XII (0.50)	487,376.182	16.77	8,173,299
Qualified XII (0.55)	30,629.282	16.71	511,815
Qualified XII (0.60)	2,686,956.378	16.64	44,710,954
Qualified XII (0.65)	67,043.411	16.57	1,110,909
Qualified XII (0.70)	38,154.361	16.50	629,547
Qualified XII (0.75)	50,329.312	16.43	826,911
Qualified XII (0.80)	53,764.061	16.33	877,967
Qualified XII (0.85)	182,116.742	16.24	2,957,576
Qualified XII (0.90)	3,384.614	16.19	54,797
Qualified XII (0.95)	163,826.335	16.10	2,637,604
Qualified XII (1.00)	393,592.506	16.04	6,313,224
Qualified XII (1.05)	7,271.941	15.97	116,133

301

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service Class
(continued)
Qualified XII (1.10)	53,577.301	$ 15.90	$ 851,879
Qualified XII (1.15)	22,183.002	15.83	351,157
Qualified XII (1.20)	14,537.401	15.77	229,255
Qualified XII (1.25)	81,506.310	15.70	1,279,649
Qualified XII (1.30)	369.140	15.63	5,770
Qualified XII (1.35)	526.533	15.57	8,198
Qualified XII (1.40)	10,132.559	15.50	157,055
Qualified XII (1.45)	684.049	15.44	10,562
Qualified XII (1.50)	378.945	15.37	5,824
Qualified XIII	697.540	15.17	10,582
Qualified XV	6,824.764	15.17	103,532
Qualified XVI	23,249.514	15.38	357,578
Qualified XVII	1,072.275	14.78	15,848
Qualified XVIII	3,391.934	12.36	41,924
Qualified XXI	140,378.480	15.37	2,157,617
Qualified XXXII	1,165.009	12.13	14,132
Qualified XXXIV	10,512.281	8.66	91,036
Qualified XXXVIII	17,708.027	8.90	157,601
Qualified XLIII	5,044.423	8.68	43,786
Qualified LIV	29,804.245	11.55	344,239
Qualified LVI	20,821.948	11.87	247,157
	6,231,646.539		$ 100,171,562
ING T. Rowe Price International Stock Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	10,813.016	$ 7.63	$ 82,503

ING T. Rowe Price International Stock Portfolio - Service
Class
Contracts in accumulation period:
ING Custom Choice 62	572.638	$ 11.95	$ 6,843
ING Custom Choice 65	444.494	12.70	5,645
ING MAP PLUS NP9	2,411.758	12.56	30,292
ING MAP PLUS NP11	1,025.034	12.48	12,792
ING MAP PLUS NP12	7,359.979	12.44	91,558
ING MAP PLUS NP13	1,338.011	12.40	16,591
ING MAP PLUS NP15	2,424.116	12.31	29,841
ING MAP PLUS NP17	1,032.136	12.23	12,623
ING MAP PLUS NP23	482.402	11.99	5,784
Qualified VI	177,066.853	11.95	2,115,949
Qualified XII (0.00)	125.896	12.99	1,635
Qualified XII (0.10)	29.506	12.90	381
Qualified XII (0.30)	2,954.663	12.73	37,613
Qualified XII (0.40)	9,371.275	12.65	118,547
Qualified XII (0.50)	43,232.857	12.56	543,005
Qualified XII (0.55)	267.419	12.52	3,348
Qualified XII (0.60)	5,155.575	12.48	64,342
Qualified XII (0.65)	14,397.256	12.44	179,102
Qualified XII (0.70)	9,507.085	12.40	117,888
Qualified XII (0.75)	30,539.067	12.35	377,157
302

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price International Stock Portfolio - Service
Class (continued)
Qualified XII (0.80)	23,176.105	$ 12.31	$ 285,298
Qualified XII (0.85)	37,592.223	12.27	461,257
Qualified XII (0.90)	387.252	12.23	4,736
Qualified XII (0.95)	38,822.102	12.19	473,241
Qualified XII (1.00)	101,943.789	12.15	1,238,617
Qualified XII (1.05)	429.412	12.11	5,200
Qualified XII (1.10)	5,460.171	12.07	65,904
Qualified XII (1.15)	7,375.854	12.03	88,732
Qualified XII (1.20)	461.878	11.99	5,538
Qualified XII (1.25)	10,501.186	11.95	125,489
Qualified XII (1.30)	13.050	11.91	155
Qualified XII (1.40)	284.829	11.83	3,370
Qualified XII (1.45)	5.469	11.79	64
Qualified XV	998.596	12.19	12,173
Qualified XVI	5,076.684	11.75	59,651
Qualified XXI	4,444.109	12.31	54,707
Qualified XXXIV	349.664	6.61	2,311
Qualified XXXVIII	340.785	6.79	2,314
Qualified XLIII	559.568	6.62	3,704
Qualified LIV	9,902.665	12.46	123,387
Qualified LVI	6,635.467	12.81	85,000
	564,498.878		$ 6,871,784
ING Templeton Global Growth Portfolio - Institutional
Class
Contracts in accumulation period:
ING MAP PLUS NP9	24,665.172	$ 13.54	$ 333,966
ING MAP PLUS NP11	344.218	13.46	4,633
ING MAP PLUS NP14	1,148.598	13.35	15,334
ING MAP PLUS NP15	11,241.471	13.31	149,624
ING MAP PLUS NP17	3,555.517	13.24	47,075
ING MAP PLUS NP19	834.176	13.16	10,978
ING MAP PLUS NP20	10.945	13.12	144
ING MAP PLUS NP21	1,428.008	13.09	18,693
ING MAP PLUS NP22	542.248	13.05	7,076
ING MAP PLUS NP25	3,611.009	12.94	46,726
ING MAP PLUS NP26	173.258	12.90	2,235
Qualified XII (1.00)	5,496.752	13.20	72,557
	53,051.372		$ 709,041

303

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	250.045	$ 8.63	$ 2,158
ING Custom Choice 65	113.417	9.06	1,028
Qualified VI	157,851.610	8.63	1,362,259
Qualified VIII	1,071.443	8.62	9,236
Qualified XII (0.30)	4,219.938	9.10	38,401
Qualified XII (0.40)	9,173.855	9.05	83,023
Qualified XII (0.50)	3,192.880	9.00	28,736
Qualified XII (0.55)	1,265.019	8.98	11,360
Qualified XII (0.60)	190.784	8.95	1,708
Qualified XII (0.65)	17,058.754	8.92	152,164
Qualified XII (0.70)	3,628.012	8.90	32,289
Qualified XII (0.75)	8,697.237	8.87	77,144
Qualified XII (0.80)	4,944.336	8.85	43,757
Qualified XII (0.85)	77,511.331	8.82	683,650
Qualified XII (0.90)	712.140	8.80	6,267
Qualified XII (0.95)	58,930.697	8.77	516,822
Qualified XII (1.00)	45,089.986	8.75	394,537
Qualified XII (1.10)	4,997.572	8.70	43,479
Qualified XII (1.15)	1,149.571	8.67	9,967
Qualified XII (1.20)	1,242.802	8.65	10,750
Qualified XII (1.25)	13,647.156	8.63	117,775
Qualified XII (1.30)	0.499	8.60	4
Qualified XII (1.40)	3,084.656	8.55	26,374
Qualified XII (1.45)	18.570	8.53	158
Qualified XV	78.160	8.77	685
Qualified XVI	8,665.629	8.50	73,658
Qualified XXI	2,349.180	8.85	20,790
Qualified XXXIV	988.481	7.74	7,651
Qualified XXXVIII	1,888.892	7.96	15,036
Qualified LIV	1,650.764	8.90	14,692
Qualified LVI	4,290.453	9.14	39,215
	437,953.869		$ 3,824,773
ING U.S. Stock Index Portfolio - Institutional Class
Contracts in accumulation period:
ING Custom Choice 62	1,478.836	$ 12.04	$ 17,805
Qualified XII (0.00)	70,525.863	13.03	918,952
Qualified XII (0.05)	361,476.391	13.01	4,702,808
Qualified XII (0.40)	66,521.542	12.64	840,832
Qualified XII (0.65)	1,804.473	12.40	22,375
Qualified XII (0.75)	2,965.759	12.30	36,479
Qualified XII (0.80)	2,927.978	12.26	35,897
Qualified XII (0.95)	2,665.965	12.12	32,311
Qualified XII (1.00)	21,651.608	12.07	261,335
Qualified XII (1.25)	85.190	11.84	1,009
	532,103.605		$ 6,869,803

304

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Money Market Portfolio - Class I
Currently payable annuity contracts:	236,834.298	$10.91 to $12.57	$ 2,625,883
Contracts in accumulation period:
ING Custom Choice 62	175,309.325	10.75	1,884,575
ING Custom Choice 65	16,945.623	11.41	193,350
ING MAP PLUS NP1	127.363	11.39	1,451
ING MAP PLUS NP6	4,884.544	11.16	54,512
ING MAP PLUS NP8	6,453.003	11.08	71,499
ING MAP PLUS NP9	12.329	11.03	136
ING MAP PLUS NP11	1,465.755	10.95	16,050
ING MAP PLUS NP12	1,737.220	10.90	18,936
ING MAP PLUS NP14	5.943	10.82	64
ING MAP PLUS NP15	1,393.144	10.77	15,004
ING MAP PLUS NP17	11,653.655	10.69	124,578
ING MAP PLUS NP20	4,340.045	10.56	45,831
ING MAP PLUS NP21	2,398.287	10.52	25,230
ING MAP PLUS NP23	172.875	10.44	1,805
Qualified I	1,974.062	52.66	103,954
Qualified V	14,737.472	14.54	214,283
Qualified VI	3,083,033.963	14.94	46,060,527
Qualified VII	28,164.503	14.96	421,341
Qualified VIII	1,394.540	14.38	20,053
Qualified IX	586.415	15.32	8,984
Qualified X (1.15)	194,459.064	15.22	2,959,667
Qualified X (1.25)	369,309.311	14.94	5,517,481
Qualified XII (0.00)	19,951.016	14.59	291,085
Qualified XII (0.05)	4,543.482	17.05	77,466
Qualified XII (0.20)	105,089.566	14.20	1,492,272
Qualified XII (0.25)	284,731.220	14.10	4,014,710
Qualified XII (0.30)	79,086.076	14.01	1,107,996
Qualified XII (0.35)	32,248.546	13.91	448,577
Qualified XII (0.40)	516,229.936	15.05	7,769,261
Qualified XII (0.45)	334.969	13.72	4,596
Qualified XII (0.50)	1,809,847.470	13.76	24,903,501
Qualified XII (0.55)	357,258.895	13.54	4,837,285
Qualified XII (0.60)	2,028,314.332	13.45	27,280,828
Qualified XII (0.65)	1,447,360.479	13.36	19,336,736
Qualified XII (0.70)	1,268,413.570	13.27	16,831,848
Qualified XII (0.75)	935,309.459	13.18	12,327,379
Qualified XII (0.80)	1,051,569.299	13.26	13,943,809
Qualified XII (0.85)	962,862.584	14.22	13,691,906
Qualified XII (0.90)	67,859.985	13.04	884,894
Qualified XII (0.95)	707,062.559	14.00	9,898,876
Qualified XII (1.00)	3,191,766.175	13.89	44,333,632
Qualified XII (1.05)	93,124.561	13.78	1,283,256
Qualified XII (1.10)	189,339.863	13.68	2,590,169
Qualified XII (1.15)	128,666.350	13.57	1,746,002
Qualified XII (1.20)	78,429.137	13.47	1,056,440
Qualified XII (1.25)	391,865.966	13.36	5,235,329

305

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Money Market Portfolio - Class I (continued)
Qualified XII (1.30)	9,835.398	$ 13.26	$ 130,417
Qualified XII (1.40)	67,670.428	13.05	883,099
Qualified XII (1.45)	15,525.072	12.95	201,050
Qualified XII (1.50)	3,190.077	12.85	40,992
Qualified XIII	129.292	15.66	2,025
Qualified XV	8,053.912	15.63	125,883
Qualified XVI	96,795.577	14.40	1,393,856
Qualified XVII	82,052.172	14.94	1,225,859
Qualified XVIII	145,984.041	14.94	2,181,002
Qualified XIX	243.595	52.66	12,828
Qualified XX	20,731.367	51.48	1,067,251
Qualified XXI	27,150.702	15.93	432,511
Qualified XXV	27.606	16.08	444
Qualified XXVII	543,894.522	57.32	31,176,034
Qualified XXVIII	357,761.244	56.21	20,109,760
Qualified XXIX	1.550	51.48	80
Qualified XXX	39,421.742	50.08	1,974,241
Qualified XXXII	12,760.188	10.73	136,917
Qualified XXXIII (0.65)	133,046.588	11.62	1,546,001
Qualified XXXIV	15,578.753	10.14	157,969
Qualified XXXV	83,372.447	11.22	935,439
Qualified XXXVI	9,934.074	11.75	116,725
Qualified XXXVIII	68,238.881	10.42	711,049
Qualified XLIII	560.830	10.16	5,698
Qualified LIV	32,119.051	11.20	359,733
Qualified LVI	99,364.441	11.53	1,145,672
Qualified LIX	5,519.458	11.91	65,737
	21,787,621.242		$ 341,911,319
ING Global Real Estate Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP11	10.545	$ 15.02	$ 158
ING MAP PLUS NP12	523.213	15.00	7,848
ING MAP PLUS NP15	636.499	14.94	9,509
ING MAP PLUS NP17	3,070.497	14.90	45,750
	4,240.754		$ 63,265
ING International Capital Appreciation Fund - Class I
Contracts in accumulation period:
ING MAP PLUS NP13	170.630	$ 11.58	$ 1,976
ING MAP PLUS NP28	13.617	11.36	155
	184.247		$ 2,131

306

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International SmallCap Multi-Manager Fund -
Class A
Contracts in accumulation period:
ING MAP PLUS NP1	48,152.626	$ 14.68	$ 706,881
ING MAP PLUS NP8	1,366.679	14.27	19,503
ING MAP PLUS NP9	14,282.594	14.22	203,098
ING MAP PLUS NP11	211.208	14.11	2,980
ING MAP PLUS NP13	477.351	14.00	6,683
ING MAP PLUS NP14	5,095.870	13.94	71,036
ING MAP PLUS NP15	311.999	13.89	4,334
ING MAP PLUS NP17	5,958.035	13.78	82,102
ING MAP PLUS NP18	5.214	13.72	72
ING MAP PLUS NP22	517.060	13.51	6,985
ING MAP PLUS NP23	839.911	13.45	11,297
ING MAP PLUS NP28	766.837	13.19	10,115
ING MAP PLUS NP29	673.243	13.14	8,846
	78,658.627		$ 1,133,932
ING American Century Small-Mid Cap Value Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	8,455.747	$ 13.02	$ 110,094

ING American Century Small-Mid Cap Value Portfolio -
Initial Class
Contracts in accumulation period:
ING Custom Choice 62	10.069	$ 11.03	$ 111
Qualified XII (0.95)	47.671	11.08	528
Qualified XII (1.10)	85.275	11.05	942
Qualified XII (1.40)	336.316	11.01	3,703
	479.331		$ 5,284
ING American Century Small-Mid Cap Value Portfolio -
Service Class
Currently payable annuity contracts:	31,818.250	$ 16.58	$ 527,547
Contracts in accumulation period:
ING Custom Choice 62	3,486.628	15.36	53,555
ING Custom Choice 65	1,852.401	14.64	27,119
ING MAP PLUS NP1	2,230.233	16.77	37,401
ING MAP PLUS NP5	0.005	16.51	-
ING MAP PLUS NP9	14,345.543	16.25	233,115
ING MAP PLUS NP11	6,054.951	16.12	97,606
ING MAP PLUS NP12	479.920	16.06	7,708
ING MAP PLUS NP13	548.055	16.00	8,769
ING MAP PLUS NP14	151.950	15.93	2,421
ING MAP PLUS NP15	3,276.399	15.87	51,996
ING MAP PLUS NP16	4,737.525	15.81	74,900
ING MAP PLUS NP17	172.825	15.74	2,720
ING MAP PLUS NP18	1,227.480	15.68	19,247
ING MAP PLUS NP19	1,021.519	15.62	15,956
ING MAP PLUS NP20	9,637.443	15.56	149,959
ING MAP PLUS NP23	23.791	15.38	366
ING MAP PLUS NP24	919.219	15.31	14,073

307

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Century Small-Mid Cap Value Portfolio -
Service Class (continued)
ING MAP PLUS NP26	1,249.296	$ 15.19	$ 18,977
ING MAP PLUS NP30	247.877	14.96	3,708
Qualified VI	304,232.119	16.90	5,141,523
Qualified X (1.15)	17,736.634	17.07	302,764
Qualified X (1.25)	26,539.040	16.90	448,510
Qualified XII (0.00)	3,586.650	19.08	68,433
Qualified XII (0.05)	38,857.974	18.85	732,473
Qualified XII (0.20)	2,505.271	18.71	46,874
Qualified XII (0.25)	1,561.064	18.62	29,067
Qualified XII (0.30)	10,382.114	18.53	192,381
Qualified XII (0.35)	7.968	18.44	147
Qualified XII (0.40)	13,748.585	18.35	252,287
Qualified XII (0.50)	331,085.788	18.17	6,015,829
Qualified XII (0.55)	7,642.998	18.09	138,262
Qualified XII (0.60)	974,104.099	18.00	17,533,874
Qualified XII (0.65)	30,904.177	17.91	553,494
Qualified XII (0.70)	9,845.201	17.83	175,540
Qualified XII (0.75)	30,201.521	17.74	535,775
Qualified XII (0.80)	5,883.790	17.65	103,849
Qualified XII (0.85)	79,173.996	17.57	1,391,087
Qualified XII (0.90)	510.697	17.48	8,927
Qualified XII (0.95)	36,572.079	17.40	636,354
Qualified XII (1.00)	396,015.027	17.32	6,858,980
Qualified XII (1.05)	2,010.442	17.23	34,640
Qualified XII (1.10)	8,105.772	17.15	139,014
Qualified XII (1.15)	4,082.684	17.07	69,691
Qualified XII (1.20)	2,347.118	16.98	39,854
Qualified XII (1.25)	26,403.814	16.90	446,224
Qualified XII (1.30)	27.885	16.82	469
Qualified XII (1.40)	1,501.374	16.66	25,013
Qualified XII (1.50)	2.041	16.50	34
Qualified XIII	709.790	17.40	12,350
Qualified XV	1,445.352	17.40	25,149
Qualified XVI	9,505.847	16.50	156,846
Qualified XVII	3,329.494	16.90	56,268
Qualified XVIII	151.708	17.32	2,628
Qualified XXI	7,713.796	17.65	136,148
Qualified XXXII	124.832	16.03	2,001
Qualified XXXVIII	3,294.646	11.25	37,065
Qualified XLIII	14.809	10.97	162
Qualified LIV	10,530.381	14.37	151,322
Qualified LVI	10,702.756	14.77	158,080
	2,496,582.643		$ 44,006,531
ING Baron Small Cap Growth Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	99,080.067	$ 12.44	$ 1,232,556

308

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service Class
Currently payable annuity contracts:	81,660.149	$ 16.13	$ 1,317,178
Contracts in accumulation period:
ING Custom Choice 62	759.185	15.01	11,395
ING Custom Choice 65	7,195.031	13.48	96,989
ING MAP PLUS NP1	23,472.530	16.53	388,001
ING MAP PLUS NP4	2,747.010	16.34	44,886
ING MAP PLUS NP5	0.005	16.27	-
ING MAP PLUS NP6	1,442.461	16.21	23,382
ING MAP PLUS NP8	26,236.303	16.08	421,880
ING MAP PLUS NP9	41,894.786	16.02	671,154
ING MAP PLUS NP11	25,239.064	15.89	401,049
ING MAP PLUS NP12	12,758.481	15.83	201,967
ING MAP PLUS NP13	5,675.874	15.77	89,509
ING MAP PLUS NP14	20,622.577	15.71	323,981
ING MAP PLUS NP15	26,239.611	15.64	410,388
ING MAP PLUS NP16	2,015.442	15.58	31,401
ING MAP PLUS NP17	23,623.332	15.52	366,634
ING MAP PLUS NP18	1,248.111	15.46	19,296
ING MAP PLUS NP19	9,476.225	15.40	145,934
ING MAP PLUS NP20	5,466.991	15.34	83,864
ING MAP PLUS NP21	10,864.410	15.28	166,008
ING MAP PLUS NP22	1,538.625	15.22	23,418
ING MAP PLUS NP23	6,990.356	15.16	105,974
ING MAP PLUS NP24	2,404.442	15.10	36,307
ING MAP PLUS NP25	1,801.984	15.04	27,102
ING MAP PLUS NP26	1,340.991	14.98	20,088
ING MAP PLUS NP27	380.851	14.92	5,682
ING MAP PLUS NP28	1,530.670	14.86	22,746
ING MAP PLUS NP29	514.299	14.80	7,612
ING MAP PLUS NP30	4.558	14.74	67
ING MAP PLUS NP32	125.830	14.63	1,841
Qualified VI	1,007,776.972	17.87	18,008,974
Qualified X (1.15)	52,256.474	18.05	943,229
Qualified X (1.25)	82,602.061	17.87	1,476,099
Qualified XII (0.00)	5,323.935	20.17	107,384
Qualified XII (0.05)	41,513.184	19.93	827,358
Qualified XII (0.10)	211.236	19.98	4,220
Qualified XII (0.20)	25,994.009	19.78	514,161
Qualified XII (0.25)	3,231.100	19.69	63,620
Qualified XII (0.30)	15,243.476	19.59	298,620
Qualified XII (0.35)	171.834	19.50	3,351
Qualified XII (0.40)	58,702.266	19.40	1,138,824
Qualified XII (0.50)	1,352,670.336	19.22	25,998,324
Qualified XII (0.55)	64,841.651	19.12	1,239,772
Qualified XII (0.60)	769,737.415	19.03	14,648,103
Qualified XII (0.65)	64,830.516	18.94	1,227,890
Qualified XII (0.70)	49,702.605	18.85	936,894
Qualified XII (0.75)	183,780.818	18.76	3,447,728

309

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service Class
(continued)
Qualified XII (0.80)	57,241.325	$ 18.67	$ 1,068,696
Qualified XII (0.85)	234,209.488	18.58	4,351,612
Qualified XII (0.90)	19,458.069	18.49	359,780
Qualified XII (0.95)	160,645.112	18.40	2,955,870
Qualified XII (1.00)	491,851.604	18.31	9,005,803
Qualified XII (1.05)	18,320.820	18.22	333,805
Qualified XII (1.10)	32,429.057	18.13	587,939
Qualified XII (1.15)	33,083.663	18.05	597,160
Qualified XII (1.20)	9,648.628	17.96	173,289
Qualified XII (1.25)	47,650.973	17.87	851,523
Qualified XII (1.30)	1,478.745	17.78	26,292
Qualified XII (1.35)	84.364	17.70	1,493
Qualified XII (1.40)	2,951.280	17.61	51,972
Qualified XII (1.45)	75.325	17.53	1,320
Qualified XII (1.50)	412.446	17.44	7,193
Qualified XIII	996.607	18.40	18,338
Qualified XV	588.673	18.40	10,832
Qualified XVI	30,774.794	17.44	536,712
Qualified XVII	533.554	17.87	9,535
Qualified XVIII	292.432	18.31	5,354
Qualified XXI	19,261.050	18.67	359,604
Qualified XXVII	764,202.645	20.75	15,857,205
Qualified XXVIII	683,062.653	9.80	6,694,014
Qualified XXXII	251.986	15.97	4,024
Qualified XXXIII (0.65)	25,481.961	19.25	490,528
Qualified XXXIV	580.231	9.66	5,605
Qualified XXXVIII	3,155.453	9.93	31,334
Qualified XLIII	2,080.333	9.68	20,138
Qualified LIV	38,716.490	13.22	511,832
Qualified LVI	24,366.127	13.59	331,136
	6,827,745.960		$ 121,610,222
ING Columbia Small Cap Value II Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	25,181.380	$ 9.29	$ 233,935

ING Columbia Small Cap Value II Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	94.218	$ 9.76	$ 920
ING Custom Choice 65	1,344.695	10.25	13,783
ING MAP PLUS NP9	86.758	10.24	888
ING MAP PLUS NP14	1,620.047	10.10	16,362
ING MAP PLUS NP17	108.581	10.01	1,087
ING MAP PLUS NP19	6,553.549	9.95	65,208
ING MAP PLUS NP23	170.388	9.84	1,677
Qualified VI	118,480.931	9.76	1,156,374
Qualified XII (0.30)	2,293.451	10.30	23,623
Qualified XII (0.40)	4,080.504	10.24	41,784
Qualified XII (0.50)	8,990.419	10.18	91,522

310

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Columbia Small Cap Value II Portfolio - Service Class
(continued)
Qualified XII (0.55)	7,220.579	$ 10.15	$ 73,289
Qualified XII (0.60)	322.725	10.12	3,266
Qualified XII (0.65)	6,928.564	10.10	69,978
Qualified XII (0.70)	7,240.484	10.07	72,912
Qualified XII (0.75)	31,397.260	10.04	315,228
Qualified XII (0.80)	3,730.218	10.01	37,339
Qualified XII (0.85)	24,662.017	9.98	246,127
Qualified XII (0.90)	151.134	9.95	1,504
Qualified XII (0.95)	14,256.039	9.93	141,562
Qualified XII (1.00)	33,009.972	9.90	326,799
Qualified XII (1.05)	1,434.935	9.87	14,163
Qualified XII (1.10)	4,946.422	9.84	48,673
Qualified XII (1.15)	7,856.167	9.81	77,069
Qualified XII (1.20)	367.384	9.79	3,597
Qualified XII (1.25)	15,019.112	9.76	146,587
Qualified XII (1.30)	0.454	9.73	4
Qualified XII (1.40)	54.305	9.68	526
Qualified XII (1.50)	79.467	9.62	764
Qualified XVI	2,066.976	9.62	19,884
Qualified XXXVIII	829.248	9.55	7,919
Qualified XLIII	55.464	9.31	516
Qualified LIV	2,332.189	10.06	23,462
Qualified LVI	4,690.872	10.34	48,504
	312,475.528		$ 3,092,900
ING Davis New York Venture Portfolio - Service Class
Currently payable annuity contracts:	8,263.060	$ 11.00	$ 90,894
Contracts in accumulation period:
ING Custom Choice 62	545.967	10.60	5,787
ING Custom Choice 65	2,548.958	11.00	28,039
ING MAP PLUS NP1	4,493.223	11.04	49,605
ING MAP PLUS NP5	0.013	10.86	-
ING MAP PLUS NP8	35,941.855	10.73	385,656
ING MAP PLUS NP9	2,037.376	10.69	21,780
ING MAP PLUS NP11	4,697.905	10.61	49,845
ING MAP PLUS NP13	734.509	10.52	7,727
ING MAP PLUS NP14	6,047.188	10.48	63,375
ING MAP PLUS NP15	1,588.725	10.44	16,586
ING MAP PLUS NP17	944.904	10.36	9,789
ING MAP PLUS NP18	3,759.329	10.32	38,796
ING MAP PLUS NP19	6,524.314	10.28	67,070
ING MAP PLUS NP20	882.782	10.24	9,040
ING MAP PLUS NP21	738.981	10.20	7,538
ING MAP PLUS NP23	1,314.398	10.12	13,302
ING MAP PLUS NP25	107.325	10.04	1,078
ING MAP PLUS NP26	2,993.087	10.00	29,931
ING MAP PLUS NP28	534.322	9.92	5,300
ING MAP PLUS NP30	420.652	9.84	4,139
Qualified VI	243,546.187	17.07	4,157,333

311

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service Class
(continued)
Qualified X (1.15)	9,259.207	$ 11.10	$ 102,777
Qualified X (1.25)	17,199.451	10.73	184,550
Qualified XII (0.00)	933.662	19.38	18,094
Qualified XII (0.20)	3,663.595	18.99	69,572
Qualified XII (0.25)	135.993	18.90	2,570
Qualified XII (0.30)	6,097.400	18.80	114,631
Qualified XII (0.35)	5.807	18.71	109
Qualified XII (0.40)	15,739.854	18.61	292,919
Qualified XII (0.50)	47,339.821	18.42	872,000
Qualified XII (0.55)	4,596.134	18.33	84,247
Qualified XII (0.60)	3,759.189	18.24	68,568
Qualified XII (0.65)	28,684.365	18.14	520,334
Qualified XII (0.70)	4,960.793	18.05	89,542
Qualified XII (0.75)	35,214.286	17.96	632,449
Qualified XII (0.80)	5,468.937	17.87	97,730
Qualified XII (0.85)	33,071.930	17.78	588,019
Qualified XII (0.90)	2,061.244	17.69	36,463
Qualified XII (0.95)	48,547.699	17.60	854,440
Qualified XII (1.00)	72,715.121	17.51	1,273,242
Qualified XII (1.05)	3,800.788	17.42	66,210
Qualified XII (1.10)	6,766.137	17.33	117,257
Qualified XII (1.15)	2,025.852	17.25	34,946
Qualified XII (1.20)	2,661.626	17.16	45,674
Qualified XII (1.25)	18,603.889	17.07	317,568
Qualified XII (1.30)	395.866	16.99	6,726
Qualified XII (1.40)	1,026.718	16.82	17,269
Qualified XII (1.45)	918.740	16.73	15,371
Qualified XIII	863.495	17.60	15,198
Qualified XV	2,525.183	17.60	44,443
Qualified XVI	5,037.589	16.65	83,876
Qualified XVII	1,097.918	17.07	18,741
Qualified XVIII	293.869	11.26	3,309
Qualified XXXIV	580.691	8.15	4,733
Qualified XXXVIII	3,779.384	8.37	31,633
Qualified XLIII	30.401	8.16	248
Qualified LIV	2,458.658	10.79	26,529
Qualified LVI	9,076.590	11.09	100,659
	730,062.942		$ 11,915,256
ING Fidelity® VIP Mid Cap Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.00)	314.850	$ 11.82	$ 3,722
Qualified XII (0.50)	692,126.659	11.51	7,966,378
	692,441.509		$ 7,970,100
ING Global Bond Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	29,461.675	$ 14.02	$ 413,053

312

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Bond Portfolio - Initial Class
Currently payable annuity contracts:	242,746.373	$13.03 to $13.95	$ 3,382,270
Contracts in accumulation period:
ING Custom Choice 65	8,695.563	14.48	125,912
Qualified V	1,020.080	13.37	13,638
Qualified VI	2,370,465.136	13.51	32,024,984
Qualified VIII	2,061.438	13.51	27,850
Qualified X (1.15)	144,898.843	13.61	1,972,073
Qualified X (1.25)	165,579.952	13.51	2,236,985
Qualified XII (0.00)	16,132.941	14.91	240,542
Qualified XII (0.05)	142,622.477	14.91	2,126,501
Qualified XII (0.20)	121,079.833	14.69	1,778,663
Qualified XII (0.25)	150,574.033	14.64	2,204,404
Qualified XII (0.30)	17,157.326	14.59	250,325
Qualified XII (0.35)	2,736.922	14.54	39,795
Qualified XII (0.40)	148,953.509	14.49	2,158,336
Qualified XII (0.45)	10.543	14.43	152
Qualified XII (0.50)	658,923.330	14.39	9,481,907
Qualified XII (0.55)	85,904.275	14.33	1,231,008
Qualified XII (0.60)	57,057.785	14.27	814,215
Qualified XII (0.65)	556,579.931	14.22	7,914,567
Qualified XII (0.70)	148,490.144	14.17	2,104,105
Qualified XII (0.75)	311,903.989	14.11	4,400,965
Qualified XII (0.80)	341,046.266	14.09	4,805,342
Qualified XII (0.85)	520,264.717	14.04	7,304,517
Qualified XII (0.90)	22,164.182	13.99	310,077
Qualified XII (0.95)	435,066.054	13.94	6,064,821
Qualified XII (1.00)	1,463,499.223	13.89	20,328,004
Qualified XII (1.05)	68,854.186	13.84	952,942
Qualified XII (1.10)	91,392.642	13.79	1,260,305
Qualified XII (1.15)	36,902.916	13.74	507,046
Qualified XII (1.20)	30,080.307	13.69	411,799
Qualified XII (1.25)	154,365.216	13.64	2,105,542
Qualified XII (1.30)	5,490.029	13.60	74,664
Qualified XII (1.35)	116.016	13.60	1,578
Qualified XII (1.40)	17,779.316	13.56	241,088
Qualified XII (1.45)	3,915.530	13.50	52,860
Qualified XII (1.50)	1,076.066	13.44	14,462
Qualified XIII	3,410.069	13.80	47,059
Qualified XV	14,824.221	13.80	204,574
Qualified XVI	81,725.986	13.28	1,085,321
Qualified XVII	4,590.272	13.51	62,015
Qualified XVIII	7,351.520	13.51	99,319
Qualified XXI	30,118.206	13.94	419,848
Qualified XXVII	1,339,299.890	13.91	18,629,661
Qualified XXVIII	845,250.208	13.93	11,774,335
Qualified XXXII	3,031.942	13.51	40,962
Qualified XXXIII (0.65)	53,122.442	14.08	747,964
Qualified XXXIV	23,172.586	12.12	280,852

313

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Bond Portfolio - Initial Class (continued)
Qualified XXXVI	8,778.804	$ 14.18	$ 124,483
Qualified XXXVIII	45,989.201	12.45	572,566
Qualified XLIII	1,463.436	12.14	17,766
Qualified LIV	67,712.592	14.21	962,196
Qualified LVI	93,882.363	14.61	1,371,621
Qualified LIX	9,537.315	14.27	136,097
	11,178,868.142		$ 155,540,883
ING Global Bond Portfolio - Service Class
Currently payable annuity contracts:	937.971	$ 13.18	$ 12,362
Contracts in accumulation period:
ING MAP PLUS NP6	5,187.083	12.60	65,357
ING MAP PLUS NP8	72.927	12.54	915
ING MAP PLUS NP10	4,433.259	12.48	55,327
ING MAP PLUS NP11	9,481.314	12.45	118,042
ING MAP PLUS NP12	11,281.065	12.42	140,111
ING MAP PLUS NP13	675.106	12.40	8,371
ING MAP PLUS NP14	6,990.256	12.37	86,469
ING MAP PLUS NP16	10,977.478	12.31	135,133
ING MAP PLUS NP17	3,841.577	12.28	47,175
ING MAP PLUS NP18	856.041	12.25	10,487
ING MAP PLUS NP19	3,970.488	12.22	48,519
ING MAP PLUS NP21	716.826	12.17	8,724
ING MAP PLUS NP22	2,911.396	12.14	35,344
ING MAP PLUS NP23	4,506.273	12.11	54,571
ING MAP PLUS NP26	3,617.361	12.03	43,517
ING MAP PLUS NP28	865.416	11.97	10,359
ING MAP PLUS NP29	886.317	11.94	10,583
	72,208.154		$ 891,366
ING Index Solution 2015 Portfolio - Initial Class
Contracts in accumulation period:
ING Custom Choice 62	127.112	$ 10.70	$ 1,360
Qualified XII (0.95)	156.761	13.08	2,050
Qualified XII (1.00)	372.035	13.07	4,862
Qualified XII (1.40)	235.431	12.98	3,056
	891.339		$ 11,328
ING Index Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
ING Educator's Direct	12,077.195	$ 10.86	$ 131,158
Qualified XII (0.75)	32,327.156	13.01	420,576
	44,404.351		$ 551,734

314

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Solution 2015 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP5	0.013	$ 11.16	$ -
ING MAP PLUS NP14	39,734.790	11.07	439,864
ING MAP PLUS NP15	2,855.182	11.06	31,578
ING MAP PLUS NP17	3,942.546	11.04	43,526
ING MAP PLUS NP18	1,142.929	11.03	12,607
ING MAP PLUS NP22	1,414.116	10.99	15,541
ING MAP PLUS NP23	5,982.935	10.97	65,633
ING MAP PLUS NP24	2,095.939	10.96	22,971
ING MAP PLUS NP25	131.500	10.95	1,440
ING MAP PLUS NP26	2,309.022	10.94	25,261
ING MAP PLUS NP28	1,323.764	10.92	14,456
ING MAP PLUS NP29	8,418.540	10.91	91,846
ING MAP PLUS NP30	375.528	10.90	4,093
ING MAP PLUS NP32	2,663.026	10.88	28,974
	72,389.830		$ 797,790
ING Index Solution 2025 Portfolio - Initial Class
Contracts in accumulation period:
ING Custom Choice 62	835.930	$ 10.86	$ 9,078
Qualified XII (0.95)	665.958	13.48	8,977
Qualified XII (1.00)	420.201	13.47	5,660
Qualified XII (1.40)	4,023.459	13.38	53,834
	5,945.548		$ 77,549
ING Index Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
ING Educator's Direct	1,051.415	$ 11.00	$ 11,566
Qualified XII (0.75)	2,776.638	13.40	37,207
	3,828.053		$ 48,773
ING Index Solution 2025 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP5	76.045	$ 11.36	$ 864
ING MAP PLUS NP8	2,076.001	11.32	23,500
ING MAP PLUS NP14	40,644.892	11.26	457,661
ING MAP PLUS NP15	82,393.837	11.25	926,931
ING MAP PLUS NP17	10,996.502	11.23	123,491
ING MAP PLUS NP18	2,015.389	11.22	22,613
ING MAP PLUS NP22	9,890.276	11.17	110,474
ING MAP PLUS NP23	17,740.866	11.16	197,988
ING MAP PLUS NP25	963.750	11.14	10,736
ING MAP PLUS NP26	2,725.101	11.13	30,330
ING MAP PLUS NP28	50.302	11.11	559
ING MAP PLUS NP29	6,134.159	11.10	68,089
ING MAP PLUS NP32	2,691.897	11.07	29,799
	178,399.017		$ 2,003,035

315

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Solution 2035 Portfolio - Initial Class
Contracts in accumulation period:
Qualified XII (0.95)	300.300	$ 13.63	$ 4,093
Qualified XII (1.00)	65.364	13.62	890
Qualified XII (1.40)	2,738.327	13.53	37,050
	3,103.991		$ 42,033
ING Index Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
ING Educator's Direct	5,416.832	$ 10.98	$ 59,477
Qualified XII (0.75)	1,529.310	13.57	20,753
	6,946.142		$ 80,230
ING Index Solution 2035 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP3	1,939.155	$ 11.38	$ 22,068
ING MAP PLUS NP8	45.557	11.32	516
ING MAP PLUS NP13	225.966	11.27	2,547
ING MAP PLUS NP14	26,403.573	11.26	297,304
ING MAP PLUS NP15	59,367.516	11.25	667,885
ING MAP PLUS NP17	5,569.046	11.23	62,540
ING MAP PLUS NP18	7,655.142	11.22	85,891
ING MAP PLUS NP20	331.467	11.19	3,709
ING MAP PLUS NP22	9,646.839	11.17	107,755
ING MAP PLUS NP23	19,601.422	11.16	218,752
ING MAP PLUS NP25	48.338	11.14	538
ING MAP PLUS NP26	937.125	11.13	10,430
ING MAP PLUS NP28	409.003	11.11	4,544
ING MAP PLUS NP29	4,779.475	11.10	53,052
ING MAP PLUS NP32	1,778.083	11.07	19,683
	138,737.707		$ 1,557,214
ING Index Solution 2045 Portfolio - Initial Class
Contracts in accumulation period:
Qualified XII (0.95)	455.496	$ 13.94	$ 6,350
Qualified XII (1.40)	761.732	13.85	10,550
	1,217.228		$ 16,900
ING Index Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
ING Educator's Direct	761.160	$ 11.08	$ 8,434
Qualified XII (0.75)	248.291	13.87	3,444
Qualified XII (0.80)	497.126	13.86	6,890
	1,506.577		$ 18,768

316

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Solution 2045 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP3	4,985.914	$ 11.47	$ 57,188
ING MAP PLUS NP5	496.320	11.45	5,683
ING MAP PLUS NP13	356.068	11.37	4,048
ING MAP PLUS NP14	9,413.523	11.36	106,938
ING MAP PLUS NP15	43,502.236	11.34	493,315
ING MAP PLUS NP17	3,800.110	11.32	43,017
ING MAP PLUS NP18	4,065.680	11.31	45,983
ING MAP PLUS NP20	527.488	11.29	5,955
ING MAP PLUS NP22	3,296.544	11.27	37,152
ING MAP PLUS NP23	3,330.818	11.26	37,505
ING MAP PLUS NP24	789.725	11.25	8,884
ING MAP PLUS NP25	46.208	11.24	519
ING MAP PLUS NP26	297.974	11.23	3,346
ING MAP PLUS NP28	1,575.378	11.21	17,660
ING MAP PLUS NP29	2,312.107	11.19	25,872
ING MAP PLUS NP32	2,646.313	11.16	29,533
	81,442.406		$ 922,598
ING Index Solution 2055 Portfolio - Initial Class
Contracts in accumulation period:
Qualified XII (0.95)	35.132	$ 10.98	$ 386

ING Index Solution 2055 Portfolio - Service Class
Contracts in accumulation period:
ING Educator's Direct	1,504.823	$ 11.10	$ 16,704
Qualified VI	2,299.722	10.87	24,998
Qualified XII (0.25)	8.697	11.05	96
Qualified XII (0.95)	852.988	10.93	9,323
Qualified XII (1.25)	723.246	10.87	7,862
Qualified LIV	98.553	10.95	1,079
Qualified LVI	369.892	11.05	4,087
	5,857.921		$ 64,149
ING Index Solution 2055 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP13	66.397	$ 10.97	$ 728
ING MAP PLUS NP15	2,790.738	10.95	30,559
ING MAP PLUS NP17	31.710	10.94	347
ING MAP PLUS NP18	38.640	10.93	422
ING MAP PLUS NP20	79.635	10.91	869
ING MAP PLUS NP23	450.888	10.88	4,906
ING MAP PLUS NP24	1,356.969	10.87	14,750
	4,814.977		$ 52,581
ING Index Solution Income Portfolio - Service Class
Contracts in accumulation period:
ING Educator's Direct	127.249	$ 10.84	$ 1,379
Qualified XII (0.80)	51,083.840	12.59	643,146
	51,211.089		$ 644,525

317

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Solution Income Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP13	127.312	$ 10.97	$ 1,397
ING MAP PLUS NP14	337.397	10.96	3,698
ING MAP PLUS NP15	9,932.633	10.95	108,762
ING MAP PLUS NP17	29.951	10.93	327
ING MAP PLUS NP20	185.742	10.90	2,025
ING MAP PLUS NP22	3,789.120	10.88	41,226
ING MAP PLUS NP26	117.212	10.84	1,271
ING MAP PLUS NP29	837.108	10.81	9,049
ING MAP PLUS NP30	11.272	10.80	122
ING MAP PLUS NP32	1,701.883	10.78	18,346
	17,069.630		$ 186,223
ING Invesco Van Kampen Comstock Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	28,385.539	$ 10.45	$ 296,629

ING Invesco Van Kampen Comstock Portfolio - Service
Class
Currently payable annuity contracts:	97,078.027	$10.79 to $12.34	$ 1,193,577
Contracts in accumulation period:
ING Custom Choice 62	5,917.311	11.46	67,812
ING Custom Choice 65	5,991.720	10.91	65,370
ING MAP PLUS NP1	15,264.592	12.23	186,686
ING MAP PLUS NP8	4,053.793	11.90	48,240
ING MAP PLUS NP9	42,218.138	11.85	500,285
ING MAP PLUS NP11	25,858.987	11.75	303,843
ING MAP PLUS NP13	1,694.128	11.66	19,754
ING MAP PLUS NP14	73.005	11.62	848
ING MAP PLUS NP15	2,691.049	11.57	31,135
ING MAP PLUS NP17	6,815.768	11.48	78,245
ING MAP PLUS NP19	9,265.375	11.39	105,533
ING MAP PLUS NP20	2,106.637	11.34	23,889
ING MAP PLUS NP21	5,753.330	11.30	65,013
ING MAP PLUS NP23	996.436	11.21	11,170
ING MAP PLUS NP25	32.446	11.12	361
ING MAP PLUS NP28	71.630	10.99	787
ING MAP PLUS NP30	586.763	10.90	6,396
Qualified VI	881,821.585	12.12	10,687,678
Qualified X (1.15)	33,284.056	12.23	407,064
Qualified X (1.25)	140,584.731	12.12	1,703,887
Qualified XII (0.00)	316.268	13.67	4,323
Qualified XII (0.10)	148.424	13.54	2,010
Qualified XII (0.20)	4,716.728	13.41	63,251
Qualified XII (0.30)	17,983.152	13.28	238,816
Qualified XII (0.35)	549.755	13.22	7,268
Qualified XII (0.40)	47,475.433	13.15	624,302
Qualified XII (0.50)	87,184.730	13.03	1,136,017
Qualified XII (0.55)	26,357.762	12.96	341,597
Qualified XII (0.60)	11,247.693	12.90	145,095

318

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Invesco Van Kampen Comstock Portfolio - Service
Class (continued)
Qualified XII (0.65)	203,815.776	$ 12.84	$ 2,616,995
Qualified XII (0.70)	31,388.642	12.78	401,147
Qualified XII (0.75)	173,061.263	12.72	2,201,339
Qualified XII (0.80)	61,937.550	12.65	783,510
Qualified XII (0.85)	192,604.569	12.59	2,424,892
Qualified XII (0.90)	43,308.940	12.53	542,661
Qualified XII (0.95)	116,818.996	12.47	1,456,733
Qualified XII (1.00)	469,212.057	12.41	5,822,922
Qualified XII (1.05)	13,742.219	12.35	169,716
Qualified XII (1.10)	33,538.714	12.29	412,191
Qualified XII (1.15)	17,880.478	12.23	218,678
Qualified XII (1.20)	2,701.700	12.17	32,880
Qualified XII (1.25)	60,978.781	12.12	739,063
Qualified XII (1.30)	2,830.682	12.06	34,138
Qualified XII (1.35)	0.824	12.00	10
Qualified XII (1.40)	2,825.776	11.94	33,740
Qualified XII (1.45)	259.284	11.88	3,080
Qualified XII (1.50)	489.399	11.83	5,790
Qualified XV	841.009	12.47	10,487
Qualified XVI	24,468.306	11.83	289,460
Qualified XVII	1,138.901	12.12	13,803
Qualified XVIII	1,440.633	12.41	17,878
Qualified XXVII	631,812.689	14.49	9,154,966
Qualified XXXII	2,823.116	11.92	33,652
Qualified XXXIII (0.65)	19,674.791	13.05	256,756
Qualified XXXIV	830.510	8.53	7,084
Qualified XXXVIII	42,418.594	8.77	372,011
Qualified XLIII	1,969.489	8.55	16,839
Qualified LIV	36,474.061	10.71	390,637
Qualified LVI	12,455.274	11.01	137,133
	3,681,882.475		$ 46,670,443
ING Invesco Van Kampen Equity and Income Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	54,996.397	$ 11.80	$ 648,957

ING Invesco Van Kampen Equity and Income Portfolio -
Initial Class
Currently payable annuity contracts:	303,016.314	$11.54 to $12.35	$ 3,735,397
Contracts in accumulation period:
ING Custom Choice 65	21,645.526	13.03	282,041
Qualified V	3,287.897	11.95	39,290
Qualified VI	5,689,722.697	12.08	68,731,850
Qualified VIII	4,123.087	12.08	49,807
Qualified X (1.15)	457,038.231	12.17	5,562,155
Qualified X (1.25)	505,095.409	12.08	6,101,553
Qualified XII (0.00)	63,615.292	13.17	837,813
Qualified XII (0.05)	94,819.777	13.67	1,296,186
Qualified XII (0.10)	607.086	13.08	7,941

319

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Invesco Van Kampen Equity and Income Portfolio -
Initial Class (continued)
Qualified XII (0.20)	408,236.029	$ 13.40	$ 5,470,363
Qualified XII (0.25)	855,441.050	13.37	11,437,247
Qualified XII (0.30)	27,526.552	12.90	355,093
Qualified XII (0.35)	10,402.606	13.27	138,043
Qualified XII (0.40)	276,946.980	13.21	3,658,470
Qualified XII (0.50)	317,644.108	13.19	4,189,726
Qualified XII (0.55)	131,159.850	13.05	1,711,636
Qualified XII (0.60)	110,398.037	13.01	1,436,278
Qualified XII (0.65)	1,198,021.100	12.95	15,514,373
Qualified XII (0.70)	260,078.925	12.89	3,352,417
Qualified XII (0.75)	411,801.780	12.83	5,283,417
Qualified XII (0.80)	553,106.007	12.91	7,140,599
Qualified XII (0.85)	641,966.786	12.88	8,268,532
Qualified XII (0.90)	26,491.317	12.82	339,619
Qualified XII (0.95)	836,002.312	12.79	10,692,470
Qualified XII (1.00)	2,112,686.190	12.74	26,915,622
Qualified XII (1.05)	224,469.917	12.70	2,850,768
Qualified XII (1.10)	246,727.406	12.65	3,121,102
Qualified XII (1.15)	106,339.586	12.59	1,338,815
Qualified XII (1.20)	56,343.549	12.53	705,985
Qualified XII (1.25)	261,316.776	12.50	3,266,460
Qualified XII (1.30)	17,600.888	12.46	219,307
Qualified XII (1.40)	29,468.346	12.66	373,069
Qualified XII (1.45)	8,137.889	11.92	97,004
Qualified XII (1.50)	7,593.428	11.88	90,210
Qualified XV	17,497.797	12.33	215,748
Qualified XVI	136,364.009	11.88	1,620,004
Qualified XVIII	20,489.449	12.08	247,513
Qualified XXI	187,343.636	12.46	2,334,302
Qualified XXVII	1,159,657.924	12.32	14,286,986
Qualified XXXII	26,021.784	12.08	314,343
Qualified XXXIII (0.65)	38,499.128	12.59	484,704
Qualified XXXIV	58,003.902	9.95	577,139
Qualified XXXVI	26,292.700	12.68	333,391
Qualified XXXVIII	81,358.686	10.23	832,299
Qualified XLIII	4,689.512	9.97	46,754
Qualified LIV	56,500.238	12.79	722,638
Qualified LVI	141,005.066	13.14	1,852,807
Qualified LIX	28,174.980	12.76	359,513
	18,260,777.541		$ 228,838,799
ING Invesco Van Kampen Equity and Income Portfolio -
Service Class
Contracts in accumulation period:
Qualified VI	0.038	$ 38.32	$ 1
Qualified XII (1.00)	5,833.587	39.30	229,260
	5,833.625		$ 229,261

320

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	24,632.608	$ 12.49	$ 307,661

ING JPMorgan Mid Cap Value Portfolio - Service Class
Currently payable annuity contracts:	66,660.515	$ 15.52	$ 1,034,571
Contracts in accumulation period:
ING Custom Choice 62	1,087.298	14.61	15,885
ING Custom Choice 65	106.068	13.44	1,426
ING MAP PLUS NP1	13,554.164	16.06	217,680
ING MAP PLUS NP8	2,496.874	15.62	39,001
ING MAP PLUS NP9	33,446.796	15.56	520,432
ING MAP PLUS NP11	7,847.446	15.43	121,086
ING MAP PLUS NP12	4.934	15.37	76
ING MAP PLUS NP13	246.448	15.31	3,773
ING MAP PLUS NP14	8,209.375	15.25	125,193
ING MAP PLUS NP15	3,548.063	15.19	53,895
ING MAP PLUS NP16	263.034	15.13	3,980
ING MAP PLUS NP17	8,496.625	15.07	128,044
ING MAP PLUS NP18	3,975.412	15.01	59,671
ING MAP PLUS NP19	8,228.146	14.95	123,011
ING MAP PLUS NP20	1,062.014	14.89	15,813
ING MAP PLUS NP21	8,240.399	14.84	122,288
ING MAP PLUS NP22	67.637	14.78	1,000
ING MAP PLUS NP23	256.142	14.72	3,770
ING MAP PLUS NP24	1,490.111	14.66	21,845
ING MAP PLUS NP25	989.503	14.60	14,447
ING MAP PLUS NP28	1,420.119	14.43	20,492
ING MAP PLUS NP30	421.311	14.32	6,033
Qualified VI	525,133.055	17.51	9,195,080
Qualified VIII	388.091	17.50	6,792
Qualified X (1.15)	22,449.490	17.68	396,907
Qualified X (1.25)	86,724.507	17.51	1,518,546
Qualified XII (0.00)	3,462.199	19.76	68,413
Qualified XII (0.05)	34,709.204	19.53	677,871
Qualified XII (0.10)	158.662	19.57	3,105
Qualified XII (0.20)	3,971.251	19.38	76,963
Qualified XII (0.30)	5,805.432	19.20	111,464
Qualified XII (0.35)	1,446.894	19.10	27,636
Qualified XII (0.40)	17,571.823	19.01	334,040
Qualified XII (0.50)	45,069.465	18.83	848,658
Qualified XII (0.55)	12,623.431	18.74	236,563
Qualified XII (0.60)	13,315.822	18.65	248,340
Qualified XII (0.65)	33,746.926	18.56	626,343
Qualified XII (0.70)	26,611.538	18.47	491,515
Qualified XII (0.75)	78,124.441	18.38	1,435,927
Qualified XII (0.80)	6,391.759	18.29	116,905
Qualified XII (0.85)	69,869.646	18.20	1,271,628
Qualified XII (0.90)	9,426.596	18.11	170,716

321

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value Portfolio - Service Class
(continued)
Qualified XII (0.95)	116,403.125	$ 18.03	$ 2,098,748
Qualified XII (1.00)	296,233.550	17.94	5,314,430
Qualified XII (1.05)	3,655.272	17.85	65,247
Qualified XII (1.10)	21,684.751	17.77	385,338
Qualified XII (1.15)	8,575.236	17.68	151,610
Qualified XII (1.20)	5,320.857	17.59	93,594
Qualified XII (1.25)	22,149.579	17.51	387,839
Qualified XII (1.30)	157.964	17.42	2,752
Qualified XII (1.40)	2,471.999	17.26	42,667
Qualified XII (1.45)	650.783	17.17	11,174
Qualified XII (1.50)	215.778	17.09	3,688
Qualified XIII	955.091	18.03	17,220
Qualified XV	1,899.281	18.03	34,244
Qualified XVI	16,974.612	17.09	290,096
Qualified XVIII	357.402	17.94	6,412
Qualified XXI	8,208.553	18.29	150,134
Qualified XXXII	619.362	15.23	9,433
Qualified XXXIV	947.714	10.00	9,477
Qualified XXXVIII	1,290.730	10.28	13,269
Qualified XLIII	227.295	10.02	2,277
Qualified LIV	72,068.967	13.19	950,590
Qualified LVI	9,342.125	13.56	126,679
	1,759,528.692		$ 30,683,742
ING Oppenheimer Global Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	46,270.910	$ 11.12	$ 514,533

ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:	248,808.572	$11.86 to $12.3	$ 3,052,216
Contracts in accumulation period:
ING Custom Choice 62	6,196.267	12.07	74,789
ING Custom Choice 65	60,362.104	13.13	792,554
ING MAP PLUS NP1	13,713.048	12.96	177,721
ING MAP PLUS NP8	9,594.320	12.65	121,368
ING MAP PLUS NP9	22,391.750	12.61	282,360
ING MAP PLUS NP11	40,945.155	12.52	512,633
ING MAP PLUS NP12	35,219.889	12.48	439,544
ING MAP PLUS NP13	165.136	12.43	2,053
ING MAP PLUS NP14	8,984.885	12.39	111,323
ING MAP PLUS NP15	14,242.746	12.35	175,898
ING MAP PLUS NP16	313.628	12.31	3,861
ING MAP PLUS NP17	6,444.312	12.26	79,007
ING MAP PLUS NP18	1,817.023	12.22	22,204
ING MAP PLUS NP19	7,637.094	12.18	93,020
ING MAP PLUS NP20	58.918	12.14	715
ING MAP PLUS NP21	6,084.402	12.10	73,621
ING MAP PLUS NP22	3,824.540	12.05	46,086
ING MAP PLUS NP23	6,627.550	12.01	79,597

322

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Initial Class
(continued)
ING MAP PLUS NP24	331.649	$ 11.97	$ 3,970
ING MAP PLUS NP25	561.707	11.93	6,701
ING MAP PLUS NP26	1,189.347	11.89	14,141
ING MAP PLUS NP27	467.591	11.85	5,541
ING MAP PLUS NP28	3,417.499	11.81	40,361
ING MAP PLUS NP29	1,489.884	11.77	17,536
Qualified V	766.410	11.94	9,151
Qualified VI	11,196,082.978	12.07	135,136,722
Qualified VIII	11,376.482	12.07	137,314
Qualified X (1.15)	816,368.810	12.16	9,927,045
Qualified X (1.25)	736,170.520	12.07	8,885,578
Qualified XII (0.00)	2,345.853	13.70	32,138
Qualified XII (0.05)	423,969.427	13.73	5,821,100
Qualified XII (0.05)	76,045.395	13.73	1,044,103
Qualified XII (0.10)	422.933	13.07	5,528
Qualified XII (0.20)	290,527.500	13.46	3,910,500
Qualified XII (0.25)	381,617.034	13.43	5,125,117
Qualified XII (0.30)	127,647.587	12.89	1,645,377
Qualified XII (0.35)	32,266.206	13.33	430,109
Qualified XII (0.40)	272,484.846	13.27	3,615,874
Qualified XII (0.45)	1,555.763	12.76	19,852
Qualified XII (0.50)	1,292,209.086	13.25	17,121,770
Qualified XII (0.55)	300,438.858	13.11	3,938,753
Qualified XII (0.60)	239,361.806	13.07	3,128,459
Qualified XII (0.65)	1,543,017.419	13.01	20,074,657
Qualified XII (0.70)	502,984.680	12.95	6,513,652
Qualified XII (0.75)	902,391.455	12.88	11,622,802
Qualified XII (0.80)	1,285,117.749	12.97	16,667,977
Qualified XII (0.85)	1,382,993.636	12.94	17,895,938
Qualified XII (0.90)	92,365.543	12.88	1,189,668
Qualified XII (0.95)	1,437,522.324	12.84	18,457,787
Qualified XII (1.00)	3,801,021.392	12.80	48,653,074
Qualified XII (1.05)	221,997.015	12.75	2,830,462
Qualified XII (1.10)	357,519.783	12.71	4,544,076
Qualified XII (1.15)	257,763.082	12.65	3,260,703
Qualified XII (1.20)	66,083.832	12.59	831,995
Qualified XII (1.25)	303,719.631	12.56	3,814,719
Qualified XII (1.30)	23,373.379	12.51	292,401
Qualified XII (1.35)	1,186.019	11.99	14,220
Qualified XII (1.40)	37,987.932	12.72	483,206
Qualified XII (1.45)	9,845.053	11.91	117,255
Qualified XII (1.50)	18,889.002	11.87	224,212
Qualified XIII	507.388	12.32	6,251
Qualified XV	80,988.020	12.32	997,772
Qualified XVI	281,243.126	11.87	3,338,356
Qualified XVII	11,379.065	12.07	137,345
Qualified XVIII	33,535.603	12.07	404,775
Qualified XXII	1,815.781	12.76	23,169

323

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Initial Class
(continued)
Qualified XXVII	6,972,742.984	$ 12.26	$ 85,485,829
Qualified XXVIII	2,684,637.210	12.28	32,967,345
Qualified XXXII	26,171.992	12.07	315,896
Qualified XXXIII (0.65)	60,213.481	12.58	757,486
Qualified XXXIV	33,064.514	8.34	275,758
Qualified XXXVI	72,289.014	12.67	915,902
Qualified XXXVIII	251,433.628	8.57	2,154,786
Qualified XLIII	20,740.746	8.35	173,185
Qualified LIV	126,644.129	12.88	1,631,176
Qualified LVI	379,820.723	13.24	5,028,826
Qualified LIX	15,370.002	12.75	195,968
	40,000,922.842		$ 498,461,939
ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	0.373	$ 14.05	$ 5
Qualified XII (1.00)	44,304.881	14.39	637,547
	44,305.254		$ 637,552
ING PIMCO Total Return Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	185,090.559	$ 13.93	$ 2,578,311

ING PIMCO Total Return Portfolio - Initial Class
Contracts in accumulation period:
ING Custom Choice 62	170.852	$ 10.24	$ 1,750
Qualified XII (0.95)	314.103	10.29	3,232
Qualified XII (1.00)	452.358	10.28	4,650
Qualified XII (1.25)	3,831.119	10.24	39,231
Qualified XII (1.40)	2,816.799	10.22	28,788
	7,585.231		$ 77,651
ING PIMCO Total Return Portfolio - Service Class
Currently payable annuity contracts:	398,342.736	$12.92 to $14.19	$ 5,645,708
Contracts in accumulation period:
ING Custom Choice 62	7,419.174	13.86	102,830
ING Custom Choice 65	13,670.327	14.08	192,478
ING MAP PLUS NP1	191,959.409	15.00	2,879,391
ING MAP PLUS NP3	1,183.419	14.88	17,609
ING MAP PLUS NP4	3,734.694	14.82	55,348
ING MAP PLUS NP5	0.010	14.77	-
ING MAP PLUS NP6	55,906.925	14.71	822,391
ING MAP PLUS NP8	80,271.239	14.59	1,171,157
ING MAP PLUS NP9	64,801.614	14.53	941,567
ING MAP PLUS NP11	30,734.967	14.42	443,198
ING MAP PLUS NP12	25,450.492	14.36	365,469
ING MAP PLUS NP13	10,126.338	14.31	144,908
ING MAP PLUS NP14	44,383.369	14.25	632,463
ING MAP PLUS NP15	42,505.249	14.19	603,149
ING MAP PLUS NP16	4,066.872	14.14	57,506
ING MAP PLUS NP17	29,374.619	14.08	413,595

324

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Portfolio - Service Class
(continued)
ING MAP PLUS NP18	3,147.338	$ 14.03	$ 44,157
ING MAP PLUS NP19	20,820.510	13.97	290,863
ING MAP PLUS NP20	23,715.765	13.92	330,123
ING MAP PLUS NP21	48,957.150	13.86	678,546
ING MAP PLUS NP22	3,991.950	13.81	55,129
ING MAP PLUS NP23	28,475.883	13.75	391,543
ING MAP PLUS NP24	430.253	13.70	5,894
ING MAP PLUS NP25	39.271	13.64	536
ING MAP PLUS NP26	13,667.341	13.59	185,739
ING MAP PLUS NP27	143.121	13.54	1,938
ING MAP PLUS NP28	5,735.154	13.48	77,310
ING MAP PLUS NP29	381.465	13.43	5,123
ING MAP PLUS NP30	838.130	13.38	11,214
ING MAP PLUS NP32	676.249	13.27	8,974
Qualified VI	2,724,197.672	15.07	41,053,659
Qualified VIII	752.502	15.06	11,333
Qualified X (1.15)	62,255.093	15.22	947,523
Qualified X (1.25)	154,618.725	15.07	2,330,104
Qualified XII (0.00)	73,385.373	17.01	1,248,285
Qualified XII (0.05)	20,625.682	16.81	346,718
Qualified XII (0.20)	210,249.376	16.69	3,509,062
Qualified XII (0.25)	2,235.111	16.61	37,125
Qualified XII (0.30)	36,804.033	16.53	608,371
Qualified XII (0.35)	623.564	16.45	10,258
Qualified XII (0.40)	407,805.051	16.37	6,675,769
Qualified XII (0.50)	216,029.285	16.21	3,501,835
Qualified XII (0.55)	246,283.647	16.13	3,972,555
Qualified XII (0.60)	125,819.302	16.05	2,019,400
Qualified XII (0.65)	307,995.830	15.98	4,921,773
Qualified XII (0.70)	114,841.441	15.90	1,825,979
Qualified XII (0.75)	751,853.501	15.82	11,894,322
Qualified XII (0.80)	147,050.969	15.75	2,316,053
Qualified XII (0.85)	764,294.064	15.67	11,976,488
Qualified XII (0.90)	32,058.187	15.59	499,787
Qualified XII (0.95)	682,478.773	15.52	10,592,071
Qualified XII (1.00)	2,472,812.440	15.44	38,180,224
Qualified XII (1.05)	38,490.381	15.37	591,597
Qualified XII (1.10)	76,826.896	15.29	1,174,683
Qualified XII (1.15)	44,639.494	15.22	679,413
Qualified XII (1.20)	18,134.286	15.15	274,734
Qualified XII (1.25)	230,617.390	15.07	3,475,404
Qualified XII (1.30)	11,820.602	15.00	177,309
Qualified XII (1.35)	389.568	14.93	5,816
Qualified XII (1.40)	41,583.808	14.86	617,935
Qualified XII (1.45)	4,379.646	14.79	64,775
Qualified XII (1.50)	6,668.877	14.71	98,099
Qualified XIII	2,839.847	15.52	44,074
Qualified XV	15,631.451	15.52	242,600

325

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Portfolio - Service Class
(continued)
Qualified XVI	85,601.531	$ 14.71	$ 1,259,199
Qualified XVII	3,269.397	15.07	49,270
Qualified XVIII	4,132.057	15.44	63,799
Qualified XXI	21,622.281	15.75	340,551
Qualified XXVII	1,993,303.656	14.15	28,205,247
Qualified XXVIII	1,665,533.369	15.47	25,765,801
Qualified XXXII	2,468.733	13.72	33,871
Qualified XXXIII (0.65)	42,491.708	16.24	690,065
Qualified XXXIV	8,031.667	12.41	99,673
Qualified XXXVIII	81,561.562	12.75	1,039,910
Qualified XLIII	980.137	12.44	12,193
Qualified LIV	144,326.274	13.82	1,994,589
Qualified LVI	61,813.690	14.21	878,373
	15,317,178.962		$ 232,933,530
ING Pioneer High Yield Portfolio - Initial Class
Currently payable annuity contracts:	68,635.568	$14.11 to $14.95	$ 1,021,904
Contracts in accumulation period:
ING Custom Choice 62	1,148.480	14.70	16,883
ING Custom Choice 65	441.722	15.44	6,820
Qualified VI	314,085.407	14.70	4,617,055
Qualified VIII	132.882	14.69	1,952
Qualified X (1.15)	14,551.183	14.78	215,066
Qualified X (1.25)	23,667.519	14.70	347,913
Qualified XII (0.00)	3,674.326	15.78	57,981
Qualified XII (0.25)	930.098	15.56	14,472
Qualified XII (0.30)	8,234.564	15.51	127,718
Qualified XII (0.40)	28,259.660	15.42	435,764
Qualified XII (0.50)	256,411.182	15.34	3,933,348
Qualified XII (0.55)	5,888.756	15.29	90,039
Qualified XII (0.60)	3,807.002	15.25	58,057
Qualified XII (0.65)	27,820.439	15.21	423,149
Qualified XII (0.70)	19,628.645	15.16	297,570
Qualified XII (0.75)	34,579.888	15.12	522,848
Qualified XII (0.80)	23,731.027	15.08	357,864
Qualified XII (0.85)	82,899.122	15.04	1,246,803
Qualified XII (0.90)	1,438.728	14.99	21,567
Qualified XII (0.95)	78,885.226	14.95	1,179,334
Qualified XII (1.00)	198,670.022	14.91	2,962,170
Qualified XII (1.05)	2,766.413	14.87	41,137
Qualified XII (1.10)	10,055.852	14.82	149,028
Qualified XII (1.15)	1,694.180	14.78	25,040
Qualified XII (1.20)	5,383.857	14.74	79,358
Qualified XII (1.25)	26,092.967	14.70	383,567
Qualified XII (1.40)	903.117	14.57	13,158
Qualified XV	278.740	14.95	4,167
Qualified XVI	5,347.656	14.49	77,488
Qualified XVII	192.984	14.70	2,837
Qualified XVIII	474.784	14.91	7,079

326

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer High Yield Portfolio - Initial Class (continued)
Qualified XXXIV	544.663	$ 13.37	$ 7,282
Qualified XXXVIII	12,344.036	13.74	169,607
Qualified XLIII	16.264	13.39	218
Qualified LIV	7,984.966	15.16	121,052
Qualified LVI	9,877.607	15.58	153,893
	1,281,479.532		$ 19,191,188
ING Pioneer High Yield Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP8	60.778	$ 15.25	$ 927
ING MAP PLUS NP14	3,359.767	14.99	50,363
ING MAP PLUS NP15	11,373.670	14.95	170,036
ING MAP PLUS NP17	759.685	14.86	11,289
ING MAP PLUS NP18	1,529.189	14.82	22,663
ING MAP PLUS NP19	1,253.676	14.78	18,529
ING MAP PLUS NP22	858.683	14.65	12,580
ING MAP PLUS NP23	513.666	14.61	7,505
ING MAP PLUS NP24	625.467	14.57	9,113
ING MAP PLUS NP26	611.369	14.49	8,859
ING MAP PLUS NP28	5,626.613	14.41	81,079
	26,572.563		$ 392,943
ING Solution 2015 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1	0.054	$ 12.12	$ 1
Qualified XXXV	71,178.767	11.31	805,032
	71,178.821		$ 805,033
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	11,195.415	$ 11.34	$ 126,956
ING Custom Choice 65	318.508	12.05	3,838
ING Educator's Direct	28,944.840	11.76	340,391
Qualified VI	1,072,680.743	11.34	12,164,200
Qualified X (1.15)	47,712.952	11.42	544,882
Qualified X (1.25)	135,315.375	11.34	1,534,476
Qualified XII (0.00)	14,575.867	12.33	179,720
Qualified XII (0.05)	7,747.061	12.33	95,521
Qualified XII (0.05)	266,243.504	12.33	3,282,782
Qualified XII (0.20)	48,704.986	12.17	592,740
Qualified XII (0.25)	14,716.649	12.13	178,513
Qualified XII (0.30)	19,205.054	12.09	232,189
Qualified XII (0.35)	159,973.700	12.05	1,927,683
Qualified XII (0.40)	231,935.006	12.01	2,785,539
Qualified XII (0.50)	312,383.814	11.93	3,726,739
Qualified XII (0.55)	187,672.802	11.89	2,231,430
Qualified XII (0.60)	47,558.792	11.85	563,572
Qualified XII (0.65)	76,463.086	11.81	903,029
Qualified XII (0.70)	66,706.299	11.77	785,133
Qualified XII (0.75)	390,865.170	11.73	4,584,848
Qualified XII (0.80)	86,901.049	11.69	1,015,873

327

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2015 Portfolio - Service Class (continued)
Qualified XII (0.85)	287,659.367	$ 11.65	$ 3,351,232
Qualified XII (0.90)	18,830.575	11.61	218,623
Qualified XII (0.95)	577,806.831	11.57	6,685,225
Qualified XII (1.00)	337,461.008	11.53	3,890,925
Qualified XII (1.05)	3,612.813	11.50	41,547
Qualified XII (1.10)	58,880.140	11.46	674,766
Qualified XII (1.15)	34,876.532	11.42	398,290
Qualified XII (1.20)	24,413.540	11.38	277,826
Qualified XII (1.25)	138,130.547	11.34	1,566,400
Qualified XII (1.30)	5,365.093	11.31	60,679
Qualified XII (1.40)	10,610.176	11.23	119,152
Qualified XII (1.45)	1,956.214	11.19	21,890
Qualified XII (1.50)	5,219.636	11.16	58,251
Qualified XIII	600.949	11.57	6,953
Qualified XV	610.220	11.57	7,060
Qualified XVI	72,836.832	11.16	812,859
Qualified XVIII	1,207.715	11.34	13,695
Qualified XXI	14,712.016	11.69	171,983
Qualified XXVIII	135,438.286	9.47	1,282,601
Qualified XXXII	3,050.267	11.34	34,590
Qualified XXXIV	136,683.081	9.45	1,291,655
Qualified XXXVI	401.892	11.89	4,778
Qualified XXXVIII	2,709.329	9.71	26,308
Qualified XLIII	379.352	9.47	3,592
Qualified LIV	29,187.943	11.83	345,293
Qualified LVI	95,581.524	12.16	1,162,271
	5,226,042.550		$ 60,328,498
ING Solution 2015 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP1	290,591.399	$ 11.33	$ 3,292,401
ING MAP PLUS NP6	21,006.373	11.28	236,952
ING MAP PLUS NP8	104,596.277	11.25	1,176,708
ING MAP PLUS NP9	116,909.370	11.24	1,314,061
ING MAP PLUS NP10	4,039.011	11.23	45,358
ING MAP PLUS NP11	6,873.799	11.22	77,124
ING MAP PLUS NP12	127,362.000	11.21	1,427,728
ING MAP PLUS NP13	13,790.837	11.20	154,457
ING MAP PLUS NP14	60,354.578	11.19	675,368
ING MAP PLUS NP15	96,049.930	11.18	1,073,838
ING MAP PLUS NP16	58,975.458	11.17	658,756
ING MAP PLUS NP17	46,318.844	11.16	516,918
ING MAP PLUS NP18	6,885.190	11.15	76,770
ING MAP PLUS NP19	12,839.898	11.14	143,036
ING MAP PLUS NP20	49,146.764	11.13	547,003
ING MAP PLUS NP21	86,262.198	11.12	959,236
ING MAP PLUS NP22	12,981.107	11.11	144,220
ING MAP PLUS NP23	65,805.515	11.10	730,441
ING MAP PLUS NP24	7,915.334	11.08	87,702

328

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2015 Portfolio - Service 2 Class (continued)
ING MAP PLUS NP25	1,623.277	$ 11.07	$ 17,970
ING MAP PLUS NP26	13,295.142	11.06	147,044
ING MAP PLUS NP28	31,684.563	11.04	349,798
ING MAP PLUS NP29	692.960	11.03	7,643
ING MAP PLUS NP30	4,690.279	11.02	51,687
ING MAP PLUS NP32	0.977	11.00	11
	1,240,691.080		$ 13,912,230
ING Solution 2025 Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	36,151.459	$ 10.70	$ 386,821

ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	474.646	$ 10.93	$ 5,188
ING Custom Choice 65	2,837.747	11.62	32,975
ING Educator's Direct	6,421.560	11.64	74,747
Qualified VI	1,927,090.412	10.93	21,063,098
Qualified X (1.15)	66,293.105	11.01	729,887
Qualified X (1.25)	130,511.688	10.93	1,426,493
Qualified XII (0.00)	29,662.230	11.89	352,684
Qualified XII (0.05)	25,507.628	11.88	303,031
Qualified XII (0.05)	646,085.347	11.88	7,675,494
Qualified XII (0.20)	159,372.648	11.73	1,869,441
Qualified XII (0.25)	50,073.630	11.69	585,361
Qualified XII (0.30)	74,720.434	11.65	870,493
Qualified XII (0.35)	228,952.423	11.61	2,658,138
Qualified XII (0.40)	337,131.105	11.57	3,900,607
Qualified XII (0.50)	312,878.931	11.50	3,598,108
Qualified XII (0.55)	295,684.606	11.46	3,388,546
Qualified XII (0.60)	172,598.442	11.42	1,971,074
Qualified XII (0.65)	246,227.389	11.38	2,802,068
Qualified XII (0.70)	109,926.761	11.34	1,246,569
Qualified XII (0.75)	475,412.303	11.31	5,376,913
Qualified XII (0.80)	43,267.800	11.27	487,628
Qualified XII (0.85)	627,870.863	11.23	7,050,990
Qualified XII (0.90)	27,621.601	11.19	309,086
Qualified XII (0.95)	695,461.248	11.16	7,761,348
Qualified XII (1.00)	486,409.009	11.12	5,408,868
Qualified XII (1.05)	17,025.799	11.08	188,646
Qualified XII (1.10)	175,053.234	11.04	1,932,588
Qualified XII (1.15)	57,495.228	11.01	633,022
Qualified XII (1.20)	60,114.571	10.97	659,457
Qualified XII (1.25)	145,303.898	10.93	1,588,172
Qualified XII (1.30)	8,429.246	10.90	91,879
Qualified XII (1.40)	44,371.036	10.83	480,538
Qualified XII (1.45)	12,126.347	10.79	130,843
Qualified XII (1.50)	1,663.539	10.75	17,883
Qualified XV	4,058.661	11.16	45,295

329

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2025 Portfolio - Service Class (continued)
Qualified XVI	71,442.212	$ 10.75	$ 768,004
Qualified XXI	18,625.807	11.27	209,913
Qualified XXVIII	87,672.862	8.72	764,507
Qualified XXXII	1,126.358	10.93	12,311
Qualified XXXIV	186,518.870	8.71	1,624,579
Qualified XXXVI	1,211.381	11.46	13,882
Qualified XXXVIII	38,963.817	8.95	348,726
Qualified XLIII	901.257	8.72	7,859
Qualified LIV	38,196.062	11.40	435,435
Qualified LVI	111,426.081	11.72	1,305,914
	8,260,219.822		$ 92,208,288
ING Solution 2025 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP1	451,231.423	$ 11.51	$ 5,193,674
ING MAP PLUS NP3	195.500	11.49	2,246
ING MAP PLUS NP6	7,410.821	11.45	84,854
ING MAP PLUS NP8	160,899.184	11.43	1,839,078
ING MAP PLUS NP9	144,495.368	11.42	1,650,137
ING MAP PLUS NP11	59,796.174	11.40	681,676
ING MAP PLUS NP12	137,714.657	11.39	1,568,570
ING MAP PLUS NP13	20,744.337	11.38	236,071
ING MAP PLUS NP14	90,762.567	11.37	1,031,970
ING MAP PLUS NP15	129,882.045	11.36	1,475,460
ING MAP PLUS NP16	41,307.968	11.35	468,845
ING MAP PLUS NP17	66,827.914	11.33	757,160
ING MAP PLUS NP18	16,405.751	11.32	185,713
ING MAP PLUS NP19	86,354.095	11.31	976,665
ING MAP PLUS NP20	24,939.182	11.30	281,813
ING MAP PLUS NP21	113,861.361	11.29	1,285,495
ING MAP PLUS NP22	19,973.738	11.28	225,304
ING MAP PLUS NP23	54,416.386	11.27	613,273
ING MAP PLUS NP24	27,331.055	11.26	307,748
ING MAP PLUS NP25	901.505	11.25	10,142
ING MAP PLUS NP26	27,097.171	11.24	304,572
ING MAP PLUS NP28	35,131.486	11.22	394,175
ING MAP PLUS NP29	2,925.673	11.21	32,797
ING MAP PLUS NP30	5,248.318	11.20	58,781
ING MAP PLUS NP32	783.634	11.17	8,753
	1,726,637.313		$ 19,674,972
ING Solution 2035 Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	32,060.609	$ 10.55	$ 338,239

330

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	13.606	$ 10.90	$ 148
ING Custom Choice 65	3,132.575	11.58	36,275
ING Educator's Direct	6,717.500	11.58	77,789
Qualified VI	1,555,613.739	10.90	16,956,190
Qualified X (1.15)	28,998.006	10.97	318,108
Qualified X (1.25)	82,886.360	10.90	903,461
Qualified XII (0.00)	26,751.425	11.85	317,004
Qualified XII (0.05)	41,759.700	11.85	494,852
Qualified XII (0.05)	554,647.819	11.85	6,572,577
Qualified XII (0.20)	202,899.426	11.69	2,371,894
Qualified XII (0.25)	68,009.939	11.65	792,316
Qualified XII (0.30)	60,602.019	11.61	703,589
Qualified XII (0.35)	181,696.686	11.58	2,104,048
Qualified XII (0.40)	256,694.709	11.54	2,962,257
Qualified XII (0.50)	329,333.237	11.46	3,774,159
Qualified XII (0.55)	177,240.887	11.42	2,024,091
Qualified XII (0.60)	117,966.645	11.38	1,342,460
Qualified XII (0.65)	233,304.508	11.35	2,648,006
Qualified XII (0.70)	163,242.214	11.31	1,846,269
Qualified XII (0.75)	417,112.162	11.27	4,700,854
Qualified XII (0.80)	33,557.279	11.23	376,848
Qualified XII (0.85)	350,483.387	11.20	3,925,414
Qualified XII (0.90)	26,336.878	11.16	293,920
Qualified XII (0.95)	445,354.667	11.12	4,952,344
Qualified XII (1.00)	486,904.118	11.08	5,394,898
Qualified XII (1.05)	2,929.805	11.05	32,374
Qualified XII (1.10)	149,369.248	11.01	1,644,555
Qualified XII (1.15)	65,899.305	10.97	722,915
Qualified XII (1.20)	39,426.207	10.94	431,323
Qualified XII (1.25)	172,583.573	10.90	1,881,161
Qualified XII (1.30)	4,411.313	10.86	47,907
Qualified XII (1.35)	13.007	10.83	141
Qualified XII (1.40)	28,406.324	10.79	306,504
Qualified XII (1.45)	3,543.164	10.76	38,124
Qualified XII (1.50)	2,448.807	10.72	26,251
Qualified XIII	3,154.635	11.12	35,080
Qualified XV	2,655.154	11.12	29,525
Qualified XVI	94,888.368	10.72	1,017,203
Qualified XXI	48,908.299	11.23	549,240
Qualified XXVIII	6,156.689	8.42	51,839
Qualified XXXII	958.760	10.90	10,450
Qualified XXXIV	190,361.809	8.36	1,591,425
Qualified XXXVI	6,865.698	11.42	78,406
Qualified XXXVIII	24,808.170	8.60	213,350
Qualified XLIII	4,603.048	8.38	38,574
Qualified LIV	40,731.967	11.36	462,715
Qualified LVI	117,344.627	11.68	1,370,585
	6,861,727.468		$ 76,469,418

331

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2035 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP1	256,765.559	$ 11.52	$ 2,957,939
ING MAP PLUS NP6	13,414.982	11.46	153,736
ING MAP PLUS NP8	284,472.466	11.44	3,254,365
ING MAP PLUS NP9	128,617.311	11.43	1,470,096
ING MAP PLUS NP10	3,782.103	11.42	43,192
ING MAP PLUS NP11	20,669.974	11.41	235,844
ING MAP PLUS NP12	111,067.380	11.40	1,266,168
ING MAP PLUS NP13	54,244.758	11.39	617,848
ING MAP PLUS NP14	50,148.472	11.38	570,690
ING MAP PLUS NP15	60,720.858	11.37	690,396
ING MAP PLUS NP16	34,709.856	11.35	393,957
ING MAP PLUS NP17	79,630.778	11.34	903,013
ING MAP PLUS NP18	12,418.786	11.33	140,705
ING MAP PLUS NP19	37,474.182	11.32	424,208
ING MAP PLUS NP20	48,325.437	11.31	546,561
ING MAP PLUS NP21	88,191.858	11.30	996,568
ING MAP PLUS NP22	7,540.264	11.29	85,130
ING MAP PLUS NP23	76,157.423	11.28	859,056
ING MAP PLUS NP24	15,788.531	11.27	177,937
ING MAP PLUS NP25	1,727.595	11.26	19,453
ING MAP PLUS NP26	16,587.963	11.25	186,615
ING MAP PLUS NP28	33,097.029	11.23	371,680
ING MAP PLUS NP29	928.741	11.21	10,411
ING MAP PLUS NP30	7,891.883	11.20	88,389
ING MAP PLUS NP32	11.136	11.18	125
	1,444,385.325		$ 16,464,082
ING Solution 2045 Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	11,091.895	$ 10.34	$ 114,690

ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	2,074.830	$ 11.54	$ 23,944
ING Educator's Direct	3,512.909	11.49	40,363
Qualified VI	1,175,900.791	10.86	12,770,283
Qualified X (1.15)	5,801.436	10.93	63,410
Qualified X (1.25)	57,105.045	10.86	620,161
Qualified XII (0.00)	17,755.508	11.80	209,515
Qualified XII (0.05)	10,309.636	11.80	121,654
Qualified XII (0.05)	310,908.992	11.80	3,668,726
Qualified XII (0.20)	284,221.911	11.65	3,311,185
Qualified XII (0.25)	45,606.715	11.61	529,494
Qualified XII (0.30)	72,175.905	11.57	835,075
Qualified XII (0.35)	34,066.526	11.53	392,787
Qualified XII (0.40)	152,695.760	11.49	1,754,474
Qualified XII (0.50)	262,724.878	11.42	3,000,318
Qualified XII (0.55)	107,058.209	11.38	1,218,322

332

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2045 Portfolio - Service Class (continued)
Qualified XII (0.60)	119,347.668	$ 11.34	$ 1,353,403
Qualified XII (0.65)	190,325.693	11.30	2,150,680
Qualified XII (0.70)	102,905.634	11.26	1,158,717
Qualified XII (0.75)	150,928.419	11.23	1,694,926
Qualified XII (0.80)	48,898.161	11.19	547,170
Qualified XII (0.85)	454,772.325	11.15	5,070,711
Qualified XII (0.90)	11,737.211	11.11	130,400
Qualified XII (0.95)	353,671.886	11.08	3,918,684
Qualified XII (1.00)	355,767.025	11.04	3,927,668
Qualified XII (1.05)	3,599.035	11.00	39,589
Qualified XII (1.10)	126,006.403	10.97	1,382,290
Qualified XII (1.15)	31,148.541	10.93	340,454
Qualified XII (1.20)	45,184.997	10.89	492,065
Qualified XII (1.25)	118,505.478	10.86	1,286,969
Qualified XII (1.30)	2,131.454	10.82	23,062
Qualified XII (1.40)	18,112.174	10.75	194,706
Qualified XII (1.45)	5,178.098	10.71	55,457
Qualified XII (1.50)	736.970	10.68	7,871
Qualified XIII	293.983	11.08	3,257
Qualified XV	5,127.880	11.08	56,817
Qualified XVI	45,905.925	10.68	490,275
Qualified XXI	24,823.759	11.19	277,778
Qualified XXVIII	23,521.405	8.12	190,994
Qualified XXXIV	112,510.435	8.06	906,834
Qualified XXXVI	16,804.094	11.38	191,231
Qualified XXXVIII	8,279.318	8.28	68,553
Qualified XLIII	3,999.582	8.07	32,277
Qualified LIV	21,052.024	11.32	238,309
Qualified LVI	50,027.563	11.64	582,321
	4,993,222.191		$ 55,373,179
ING Solution 2045 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP1	346,169.300	$ 11.56	$ 4,001,717
ING MAP PLUS NP6	1,027.127	11.50	11,812
ING MAP PLUS NP8	205,693.266	11.48	2,361,359
ING MAP PLUS NP9	164,806.421	11.47	1,890,330
ING MAP PLUS NP10	772.064	11.46	8,848
ING MAP PLUS NP11	27,987.723	11.45	320,459
ING MAP PLUS NP12	28,963.765	11.44	331,345
ING MAP PLUS NP13	2,705.724	11.43	30,926
ING MAP PLUS NP14	69,529.753	11.42	794,030
ING MAP PLUS NP15	31,935.123	11.41	364,380
ING MAP PLUS NP16	38,179.953	11.39	434,870
ING MAP PLUS NP17	27,548.317	11.38	313,500
ING MAP PLUS NP18	8,338.396	11.37	94,808
ING MAP PLUS NP19	16,772.808	11.36	190,539
ING MAP PLUS NP20	11,050.657	11.35	125,425
ING MAP PLUS NP21	90,907.248	11.34	1,030,888

333

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2045 Portfolio - Service 2 Class (continued)
ING MAP PLUS NP22	5,187.689	$ 11.33	$ 58,777
ING MAP PLUS NP23	34,417.395	11.32	389,605
ING MAP PLUS NP24	10,142.651	11.31	114,713
ING MAP PLUS NP25	197.808	11.30	2,235
ING MAP PLUS NP26	16,132.950	11.29	182,141
ING MAP PLUS NP28	25,476.681	11.27	287,122
ING MAP PLUS NP29	1,469.420	11.25	16,531
ING MAP PLUS NP30	1,908.117	11.24	21,447
ING MAP PLUS NP32	439.513	11.22	4,931
	1,167,759.869		$ 13,382,738
ING Solution 2055 Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	43,831.086	$ 10.80	$ 473,376
Qualified XII (0.05)	4,189.155	11.02	46,164
Qualified XII (0.20)	16,886.249	10.98	185,411
Qualified XII (0.25)	66.128	10.98	726
Qualified XII (0.35)	966.487	10.96	10,593
Qualified XII (0.40)	643.254	10.95	7,044
Qualified XII (0.50)	13,762.837	10.93	150,428
Qualified XII (0.55)	1,932.871	10.92	21,107
Qualified XII (0.60)	342.378	10.91	3,735
Qualified XII (0.65)	5,474.128	10.90	59,668
Qualified XII (0.70)	1,607.365	10.89	17,504
Qualified XII (0.75)	2,632.552	10.89	28,668
Qualified XII (0.80)	1,022.857	10.88	11,129
Qualified XII (0.85)	3,878.853	10.87	42,163
Qualified XII (0.90)	36.095	10.86	392
Qualified XII (0.95)	10,336.451	10.85	112,150
Qualified XII (1.00)	11,810.919	10.84	128,030
Qualified XII (1.05)	91.570	10.83	992
Qualified XII (1.10)	3,365.531	10.82	36,415
Qualified XII (1.15)	231.092	10.81	2,498
Qualified XII (1.20)	517.013	10.80	5,584
Qualified XII (1.25)	1,245.249	10.80	13,449
Qualified XII (1.30)	75.421	10.79	814
Qualified XII (1.40)	473.929	10.77	5,104
Qualified XII (1.50)	916.713	10.75	9,855
Qualified XVI	27.767	10.75	298
Qualified XXI	81.785	10.88	890
Qualified XXVIII	3,476.992	10.20	35,465
Qualified XXXIV	151.238	10.86	1,642
Qualified LIV	43.144	10.88	469
Qualified LVI	189.595	10.98	2,082
	130,306.704		$ 1,413,845

334

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2055 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP1	4,385.980	$ 11.00	$ 48,246
ING MAP PLUS NP6	47.631	10.95	522
ING MAP PLUS NP8	2,008.740	10.93	21,956
ING MAP PLUS NP9	1,311.743	10.92	14,324
ING MAP PLUS NP11	447.833	10.91	4,886
ING MAP PLUS NP12	1,029.723	10.90	11,224
ING MAP PLUS NP14	299.941	10.88	3,263
ING MAP PLUS NP15	253.313	10.87	2,754
ING MAP PLUS NP16	1,048.290	10.86	11,384
ING MAP PLUS NP17	11,139.771	10.85	120,867
ING MAP PLUS NP19	147.439	10.83	1,597
ING MAP PLUS NP20	221.413	10.83	2,398
ING MAP PLUS NP21	268.238	10.82	2,902
ING MAP PLUS NP22	499.478	10.81	5,399
ING MAP PLUS NP23	56.970	10.80	615
ING MAP PLUS NP26	129.799	10.77	1,398
ING MAP PLUS NP28	64.569	10.75	694
ING MAP PLUS NP30	392.931	10.74	4,220
	23,753.802		$ 258,649
ING Solution Growth Portfolio - Service Class
Contracts in accumulation period:
Qualified V	3.039	$ 9.05	$ 28
Qualified VI	74,297.835	9.10	676,110
Qualified XII (0.30)	144.489	9.42	1,361
Qualified XII (0.40)	11.290	9.39	106
Qualified XII (0.50)	178.806	9.36	1,674
Qualified XII (0.60)	7,462.460	9.32	69,550
Qualified XII (0.70)	3,971.150	9.29	36,892
Qualified XII (0.75)	15,837.670	9.27	146,815
Qualified XII (0.80)	8,442.001	9.25	78,089
Qualified XII (0.85)	2,975.813	9.24	27,497
Qualified XII (0.90)	1,421.269	9.22	13,104
Qualified XII (0.95)	13,115.121	9.20	120,659
Qualified XII (1.00)	5,868.644	9.19	53,933
Qualified XII (1.10)	2,352.291	9.15	21,523
Qualified XII (1.20)	676.872	9.12	6,173
Qualified XII (1.25)	19,241.490	9.10	175,098
Qualified XII (1.40)	3,735.188	9.05	33,803
Qualified XII (1.45)	6.381	9.04	58
Qualified XII (1.50)	173.996	9.02	1,569
Qualified XV	480.838	9.20	4,424
Qualified XVI	169.983	9.02	1,533
Qualified XXXIV	163.521	9.27	1,516
Qualified XLIII	8.532	9.29	79
Qualified LVI	32,118.430	9.44	303,198
	192,857.109		$ 1,774,792

335

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution Income Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	25,474.561	$ 11.90	$ 303,147

ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	297.962	$ 11.60	$ 3,456
ING Educator's Direct	9,317.865	11.87	110,603
Qualified VI	139,176.755	11.60	1,614,450
Qualified X (1.15)	36,168.989	11.68	422,454
Qualified X (1.25)	56,909.603	11.60	660,151
Qualified XII (0.00)	6,978.882	12.61	88,004
Qualified XII (0.05)	3,249.937	12.61	40,982
Qualified XII (0.05)	86,347.722	12.61	1,088,845
Qualified XII (0.20)	110,895.059	12.44	1,379,535
Qualified XII (0.25)	2,947.135	12.40	36,544
Qualified XII (0.35)	26,425.026	12.32	325,556
Qualified XII (0.40)	16,855.704	12.28	206,988
Qualified XII (0.50)	136,479.457	12.20	1,665,049
Qualified XII (0.55)	20,905.004	12.16	254,205
Qualified XII (0.60)	11,147.806	12.12	135,111
Qualified XII (0.65)	32,990.116	12.08	398,521
Qualified XII (0.70)	15,550.699	12.03	187,075
Qualified XII (0.75)	45,296.745	11.99	543,108
Qualified XII (0.80)	4,005.872	11.95	47,870
Qualified XII (0.85)	89,840.285	11.92	1,070,896
Qualified XII (0.90)	4,131.806	11.88	49,086
Qualified XII (0.95)	69,907.729	11.84	827,708
Qualified XII (1.00)	83,052.130	11.80	980,015
Qualified XII (1.05)	17,274.946	11.76	203,153
Qualified XII (1.10)	18,146.665	11.72	212,679
Qualified XII (1.15)	4.773	11.68	56
Qualified XII (1.20)	83.595	11.64	973
Qualified XII (1.25)	14,660.844	11.60	170,066
Qualified XII (1.30)	58.994	11.56	682
Qualified XII (1.40)	5,470.847	11.49	62,860
Qualified XII (1.50)	670.610	11.41	7,652
Qualified XVI	550.879	11.41	6,286
Qualified XXI	79.582	11.95	951
Qualified XXVIII	1,408.580	10.46	14,734
Qualified XXXIV	8,635.928	10.40	89,814
Qualified XLIII	201.438	10.42	2,099
Qualified LIV	1,079.459	12.10	13,061
Qualified LVI	67,208.773	12.43	835,405
	1,144,414.201		$ 13,756,683

336

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution Income Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP1	22,378.965	$ 11.10	$ 248,407
ING MAP PLUS NP6	23,282.326	11.04	257,037
ING MAP PLUS NP8	35,820.487	11.02	394,742
ING MAP PLUS NP9	26,604.693	11.01	292,918
ING MAP PLUS NP10	1,040.324	11.00	11,444
ING MAP PLUS NP11	13,251.990	10.99	145,639
ING MAP PLUS NP12	16,782.617	10.98	184,273
ING MAP PLUS NP13	1,705.146	10.97	18,705
ING MAP PLUS NP14	7,253.210	10.96	79,495
ING MAP PLUS NP15	20,170.777	10.95	220,870
ING MAP PLUS NP16	2,871.529	10.94	31,415
ING MAP PLUS NP17	14,314.023	10.93	156,452
ING MAP PLUS NP19	271.799	10.91	2,965
ING MAP PLUS NP20	89.259	10.90	973
ING MAP PLUS NP21	28,345.579	10.89	308,683
ING MAP PLUS NP22	856.086	10.88	9,314
ING MAP PLUS NP23	17,995.254	10.87	195,608
ING MAP PLUS NP24	2,000.270	10.86	21,723
ING MAP PLUS NP26	2,659.173	10.84	28,825
ING MAP PLUS NP28	3,224.797	10.82	34,892
ING MAP PLUS NP29	105.627	10.81	1,142
ING MAP PLUS NP30	27.410	10.80	296
	241,051.341		$ 2,645,818
ING Solution Moderate Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	124,292.346	$ 9.77	$ 1,214,336
Qualified XII (0.40)	5,248.273	10.08	52,903
Qualified XII (0.50)	10,589.963	10.04	106,323
Qualified XII (0.60)	20.258	10.01	203
Qualified XII (0.65)	15,743.791	9.99	157,280
Qualified XII (0.70)	7,419.240	9.97	73,970
Qualified XII (0.75)	9,693.290	9.95	96,448
Qualified XII (0.80)	21,633.166	9.93	214,817
Qualified XII (0.85)	5,232.829	9.92	51,910
Qualified XII (0.95)	13,538.952	9.88	133,765
Qualified XII (1.00)	21,288.787	9.86	209,907
Qualified XII (1.05)	326.264	9.84	3,210
Qualified XII (1.10)	3,259.767	9.83	32,044
Qualified XII (1.15)	219.229	9.81	2,151
Qualified XII (1.25)	10,055.678	9.77	98,244
Qualified XII (1.40)	3,490.451	9.72	33,927
Qualified XII (1.50)	257.557	9.68	2,493
Qualified XV	384.551	9.88	3,799
Qualified XVI	151.744	9.68	1,469
Qualified XXI	61.418	9.93	610
Qualified XXXIV	129.243	9.95	1,286
Qualified LIV	35.799	9.93	355
Qualified LVI	51,931.428	10.14	526,585
	305,004.024		$ 3,018,035

337

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	32,325.421	$ 12.64	$ 408,593

ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class
Currently payable annuity contracts:	90,228.808	$ 13.47	$ 1,215,382
Contracts in accumulation period:
ING Custom Choice 62	2,729.043	13.12	35,805
ING Custom Choice 65	148,506.307	14.57	2,163,737
ING MAP PLUS NP8	1,311.583	12.29	16,119
ING MAP PLUS NP13	360.817	12.11	4,369
ING MAP PLUS NP15	767.925	12.03	9,238
ING MAP PLUS NP17	418.336	11.96	5,003
ING MAP PLUS NP19	3,682.452	11.89	43,784
ING MAP PLUS NP22	2,159.363	11.78	25,437
ING MAP PLUS NP25	126.344	11.68	1,476
ING MAP PLUS NP28	217.639	11.57	2,518
Qualified V	1,276.269	12.97	16,553
Qualified VI	7,462,106.777	13.12	97,902,841
Qualified VIII	11,970.501	13.11	156,933
Qualified X (1.15)	507,768.024	13.21	6,707,616
Qualified X (1.25)	290,619.489	13.12	3,812,928
Qualified XII (0.00)	421.627	14.79	6,236
Qualified XII (0.05)	148,654.549	14.78	2,197,114
Qualified XII (0.10)	441.787	14.20	6,273
Qualified XII (0.20)	176,392.725	14.50	2,557,695
Qualified XII (0.25)	66,179.627	14.46	956,957
Qualified XII (0.30)	77,783.868	14.00	1,088,974
Qualified XII (0.35)	25,918.558	14.36	372,190
Qualified XII (0.40)	205,801.835	13.91	2,862,704
Qualified XII (0.45)	919.545	13.86	12,745
Qualified XII (0.50)	566,674.164	14.27	8,086,440
Qualified XII (0.55)	139,301.876	14.12	1,966,942
Qualified XII (0.60)	147,316.879	14.07	2,072,748
Qualified XII (0.65)	967,968.057	14.00	13,551,553
Qualified XII (0.70)	285,784.600	13.94	3,983,837
Qualified XII (0.75)	274,801.908	13.87	3,811,502
Qualified XII (0.80)	660,821.741	13.96	9,225,072
Qualified XII (0.85)	722,972.676	13.93	10,071,009
Qualified XII (0.90)	52,400.585	13.86	726,272
Qualified XII (0.95)	757,468.823	13.83	10,475,794
Qualified XII (1.00)	2,071,323.612	13.78	28,542,839
Qualified XII (1.05)	111,950.964	13.73	1,537,087
Qualified XII (1.10)	199,577.643	13.68	2,730,222
Qualified XII (1.15)	140,452.138	13.62	1,912,958
Qualified XII (1.20)	44,211.605	13.56	599,509
Qualified XII (1.25)	120,706.430	13.52	1,631,951
Qualified XII (1.30)	13,903.837	13.47	187,285
Qualified XII (1.35)	22.292	13.03	290

338

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class (continued)
Qualified XII (1.40)	42,238.155	$ 13.70	$ 578,663
Qualified XII (1.45)	3,692.688	12.94	47,783
Qualified XII (1.50)	16,659.067	12.89	214,735
Qualified XIII	16.751	13.39	224
Qualified XV	67,779.639	13.39	907,569
Qualified XVI	168,548.365	12.89	2,172,588
Qualified XVII	11,214.472	13.12	147,134
Qualified XVIII	22,266.204	13.12	292,133
Qualified XXII	95.214	13.86	1,320
Qualified XXVII	4,359,758.713	13.43	58,551,560
Qualified XXVIII	968,464.969	13.46	13,035,538
Qualified XXXII	11,091.726	13.12	145,523
Qualified XXXIV	49,255.007	9.79	482,207
Qualified XXXVI	61,796.988	13.76	850,327
Qualified XXXVIII	156,104.722	10.06	1,570,414
Qualified XLIII	18,164.207	9.81	178,191
Qualified LIV	68,263.283	14.29	975,482
Qualified LVI	414,599.677	14.69	6,090,469
	22,944,433.475		$ 309,535,797
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	6,641.939	$ 14.22	$ 94,448
ING MAP PLUS NP8	1,351.453	13.83	18,691
ING MAP PLUS NP11	10,534.752	13.67	144,010
ING MAP PLUS NP12	11,147.229	13.61	151,714
ING MAP PLUS NP15	114.103	13.45	1,535
ING MAP PLUS NP22	41.811	13.09	547
ING MAP PLUS NP25	32.406	12.93	419
Qualified VI	2.790	9.63	27
Qualified XII (1.00)	17,021.943	9.88	168,177
	46,888.426		$ 579,568
ING T. Rowe Price Growth Equity Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	98,184.973	$ 11.60	$ 1,138,946

ING T. Rowe Price Growth Equity Portfolio - Initial Class
Currently payable annuity contracts:	92,978.367	$9.35 to $15.76	$ 1,315,046
Contracts in accumulation period:
ING Custom Choice 62	4,710.387	12.92	60,858
ING Custom Choice 65	23,615.097	13.27	313,372
Qualified V	1,555.716	23.50	36,559
Qualified VI	2,311,579.558	23.63	54,622,625
Qualified VIII	1,581.715	24.10	38,119
Qualified X (1.15)	133,586.945	26.91	3,594,825
Qualified X (1.25)	146,417.477	26.47	3,875,671
Qualified XII (0.00)	3,066.419	16.98	52,068
Qualified XII (0.05)	22,286.655	26.95	600,625

339

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Initial Class
(continued)
Qualified XII (0.10)	168.090	$ 16.75	$ 2,816
Qualified XII (0.20)	312,739.667	16.53	5,169,587
Qualified XII (0.25)	45,945.551	16.42	754,426
Qualified XII (0.30)	56,616.289	16.30	922,846
Qualified XII (0.35)	6,309.090	16.19	102,144
Qualified XII (0.40)	124,121.810	24.52	3,043,467
Qualified XII (0.45)	230.659	15.97	3,684
Qualified XII (0.50)	526,758.166	16.58	8,733,650
Qualified XII (0.55)	97,093.035	15.76	1,530,186
Qualified XII (0.60)	681,405.562	15.65	10,663,997
Qualified XII (0.65)	398,657.153	15.55	6,199,119
Qualified XII (0.70)	168,571.782	15.44	2,602,748
Qualified XII (0.75)	158,893.113	15.34	2,437,420
Qualified XII (0.80)	242,211.791	16.78	4,064,314
Qualified XII (0.85)	448,410.126	23.17	10,389,663
Qualified XII (0.90)	6,581.726	16.07	105,768
Qualified XII (0.95)	373,676.441	22.81	8,523,560
Qualified XII (1.00)	731,263.900	22.64	16,555,815
Qualified XII (1.05)	42,262.380	22.46	949,213
Qualified XII (1.10)	56,363.834	22.28	1,255,786
Qualified XII (1.15)	57,192.562	22.11	1,264,528
Qualified XII (1.20)	11,771.543	21.94	258,268
Qualified XII (1.25)	71,920.329	21.77	1,565,706
Qualified XII (1.30)	4,983.415	21.60	107,642
Qualified XII (1.35)	45.532	21.43	976
Qualified XII (1.40)	12,141.487	21.26	258,128
Qualified XII (1.45)	703.911	21.10	14,853
Qualified XII (1.50)	3,000.146	20.93	62,793
Qualified XIII	205.168	24.76	5,080
Qualified XV	5,066.045	24.72	125,233
Qualified XVI	80,933.817	22.77	1,842,863
Qualified XVII	3,267.923	23.63	77,221
Qualified XVIII	5,177.426	26.47	137,046
Qualified XXI	32,697.217	25.19	823,643
Qualified XXII	51.384	26.06	1,339
Qualified XXVII	1,109,815.365	28.03	31,108,125
Qualified XXVIII	666,877.413	27.99	18,665,899
Qualified XXXII	5,201.870	13.05	67,884
Qualified XXXIII (0.65)	25,717.058	13.65	351,038
Qualified XXXIV	30,682.217	9.08	278,595
Qualified XXXVI	13,414.894	13.79	184,991
Qualified XXXVIII	67,182.850	9.34	627,488
Qualified XLIII	6,052.811	9.10	55,081
Qualified LIV	55,305.941	13.02	720,083
Qualified LVI	115,102.844	13.39	1,541,227
Qualified LIX	3,949.857	13.94	55,061
	9,608,119.526		$ 208,720,768

340

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	11,903.921	$ 13.37	$ 159,155
ING MAP PLUS NP4	2,463.557	13.21	32,544
ING MAP PLUS NP6	10,468.886	13.11	137,247
ING MAP PLUS NP8	3,629.618	13.00	47,185
ING MAP PLUS NP9	2,349.978	12.95	30,432
ING MAP PLUS NP11	53,407.132	12.85	686,282
ING MAP PLUS NP12	642.574	12.80	8,225
ING MAP PLUS NP13	753.024	12.75	9,601
ING MAP PLUS NP14	9,753.696	12.70	123,872
ING MAP PLUS NP15	6,898.061	12.65	87,260
ING MAP PLUS NP16	5,221.031	12.60	65,785
ING MAP PLUS NP17	1,168.955	12.55	14,670
ING MAP PLUS NP18	610.294	12.50	7,629
ING MAP PLUS NP19	2,694.280	12.45	33,544
ING MAP PLUS NP21	1,818.249	12.35	22,455
ING MAP PLUS NP22	673.488	12.30	8,284
ING MAP PLUS NP23	1,978.106	12.26	24,252
ING MAP PLUS NP26	1,727.950	12.11	20,925
ING MAP PLUS NP27	525.039	12.06	6,332
ING MAP PLUS NP30	327.167	11.92	3,900
ING MAP PLUS NP32	1,443.779	11.83	17,080
Qualified XII (1.00)	36,020.596	14.07	506,810
	156,479.381		$ 2,053,469
ING Templeton Foreign Equity Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	58,774.952	$ 7.78	$ 457,269

ING Templeton Foreign Equity Portfolio - Initial Class
Currently payable annuity contracts:	279,719.238	$7.54 to $7.69	$ 2,149,030
Contracts in accumulation period:
ING Custom Choice 62	1,476.289	7.66	11,308
ING Custom Choice 65	12,979.670	7.91	102,669
Qualified V	1,924.381	7.62	14,664
Qualified VI	2,288,873.042	7.66	17,532,768
Qualified VIII	22,867.641	7.66	175,166
Qualified X (1.15)	261,051.330	7.69	2,007,485
Qualified X (1.25)	151,947.153	7.66	1,163,915
Qualified XII (0.00)	3,735.628	8.03	29,997
Qualified XII (0.05)	38,642.394	8.03	310,298
Qualified XII (0.10)	287.445	8.00	2,300
Qualified XII (0.20)	72,327.694	7.97	576,452
Qualified XII (0.25)	24,025.695	7.96	191,245
Qualified XII (0.30)	41,985.146	7.94	333,362
Qualified XII (0.35)	4,404.237	7.93	34,926
Qualified XII (0.40)	44,256.794	7.91	350,071
Qualified XII (0.45)	67.911	7.90	536
Qualified XII (0.50)	217,250.049	7.88	1,711,930

341

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Foreign Equity Portfolio - Initial Class
(continued)
Qualified XII (0.55)	63,549.996	$ 7.87	$ 500,138
Qualified XII (0.60)	29,906.325	7.85	234,765
Qualified XII (0.65)	814,703.870	7.84	6,387,278
Qualified XII (0.70)	210,242.454	7.82	1,644,096
Qualified XII (0.75)	105,300.264	7.81	822,395
Qualified XII (0.80)	292,580.436	7.79	2,279,202
Qualified XII (0.85)	395,047.299	7.78	3,073,468
Qualified XII (0.90)	21,567.387	7.77	167,579
Qualified XII (0.95)	275,241.924	7.75	2,133,125
Qualified XII (1.00)	1,000,279.318	7.74	7,742,162
Qualified XII (1.05)	30,949.588	7.72	238,931
Qualified XII (1.10)	55,304.422	7.71	426,397
Qualified XII (1.15)	36,943.057	7.69	284,092
Qualified XII (1.20)	5,261.888	7.68	40,411
Qualified XII (1.25)	54,272.691	7.66	415,729
Qualified XII (1.30)	3,086.892	7.65	23,615
Qualified XII (1.35)	1,212.948	7.64	9,267
Qualified XII (1.40)	13,821.920	7.62	105,323
Qualified XII (1.45)	5,122.686	7.61	38,984
Qualified XII (1.50)	1,885.619	7.59	14,312
Qualified XV	30,677.806	7.75	237,753
Qualified XVI	57,718.763	7.59	438,085
Qualified XVII	203.042	7.66	1,555
Qualified XVIII	4,051.620	7.66	31,035
Qualified XXVII	2,451,372.756	7.67	18,802,029
Qualified XXVIII	483,304.135	7.69	3,716,609
Qualified XXXII	41,332.321	7.66	316,606
Qualified XXXIII (0.65)	351.805	7.84	2,758
Qualified XXXIV	1,166.831	7.81	9,113
Qualified XXXVI	22,033.584	7.87	173,404
Qualified XXXVIII	64,734.875	8.03	519,821
Qualified LIV	18,827.349	7.79	146,665
Qualified LVI	36,821.399	7.96	293,098
Qualified LIX	3,241.706	7.88	25,545
	10,099,940.713		$ 77,993,467
ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	4,378.904	$ 9.69	$ 42,432
ING MAP PLUS NP12	440.235	9.40	4,138
ING MAP PLUS NP16	1,768.816	9.29	16,432
ING MAP PLUS NP23	852.319	9.11	7,765
ING MAP PLUS NP25	2.119	9.05	19
ING MAP PLUS NP26	33.440	9.03	302
ING MAP PLUS NP28	1,536.582	8.98	13,799
ING MAP PLUS NP29	73.704	8.95	660
Qualified XII (0.75)	47.753	9.29	444
Qualified XII (0.95)	2.122	9.18	19
	9,135.994		$ 86,010

342

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	59,697.188	$ 10.29	$ 614,284

ING Thornburg Value Portfolio - Initial Class
Currently payable annuity contracts:	56,864.251	$6.01 to $23.49	$ 745,017
Contracts in accumulation period:
ING Custom Choice 62	2,004.477	11.27	22,590
ING Custom Choice 65	9,551.644	11.17	106,692
Qualified V	1,503.180	22.92	34,453
Qualified VI	690,225.559	23.49	16,213,398
Qualified VIII	1,954.389	20.17	39,420
Qualified X (1.15)	67,357.845	10.35	697,154
Qualified X (1.25)	63,990.248	10.21	653,340
Qualified XII (0.00)	108.060	12.25	1,324
Qualified XII (0.05)	9,721.295	26.80	260,531
Qualified XII (0.10)	2.123	12.08	26
Qualified XII (0.20)	52,476.675	11.92	625,522
Qualified XII (0.25)	14,575.844	11.84	172,578
Qualified XII (0.30)	22,469.598	11.76	264,242
Qualified XII (0.35)	1,920.727	11.68	22,434
Qualified XII (0.40)	14,450.083	17.03	246,085
Qualified XII (0.45)	3.911	11.52	45
Qualified XII (0.50)	57,008.055	12.14	692,078
Qualified XII (0.55)	52,261.077	11.37	594,208
Qualified XII (0.60)	10,278.127	11.29	116,040
Qualified XII (0.65)	188,645.543	11.21	2,114,717
Qualified XII (0.70)	56,454.618	11.14	628,904
Qualified XII (0.75)	103,688.410	11.06	1,146,794
Qualified XII (0.80)	99,081.894	12.43	1,231,588
Qualified XII (0.85)	209,361.235	16.10	3,370,716
Qualified XII (0.90)	6,693.713	11.87	79,454
Qualified XII (0.95)	113,521.857	15.85	1,799,321
Qualified XII (1.00)	474,212.139	15.72	7,454,615
Qualified XII (1.05)	25,114.427	15.60	391,785
Qualified XII (1.10)	38,843.708	15.48	601,301
Qualified XII (1.15)	15,090.856	15.36	231,796
Qualified XII (1.20)	2,049.449	15.24	31,234
Qualified XII (1.25)	26,911.547	15.12	406,903
Qualified XII (1.30)	1,192.493	15.00	17,887
Qualified XII (1.40)	10,533.959	14.77	155,587
Qualified XII (1.45)	859.382	14.65	12,590
Qualified XII (1.50)	577.865	14.54	8,402
Qualified XV	13,008.801	24.58	319,756
Qualified XVI	14,264.840	22.64	322,956
Qualified XVIII	5,854.765	10.21	59,777
Qualified XXVII	820,395.060	29.36	24,086,799
Qualified XXVIII	293,693.643	29.32	8,611,098
Qualified XXXII	2,156.488	11.35	24,476

343

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Initial Class (continued)
Qualified XXXIV	28,476.820	$ 7.82	$ 222,689
Qualified XXXVI	4,423.915	10.13	44,814
Qualified XXXVIII	38,301.748	8.04	307,946
Qualified XLIII	416.536	7.84	3,266
Qualified LIV	18,930.382	10.96	207,477
Qualified LVI	28,612.816	11.26	322,180
Qualified LIX	1,297.528	10.24	13,287
	3,771,393.605		$ 75,737,292
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	8,605.370	$ 9.58	$ 82,439

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Currently payable annuity contracts:	38,059.244	$10.93 to $12.29	$ 456,653
Contracts in accumulation period:
ING Custom Choice 62	949.105	11.66	11,067
ING Custom Choice 65	12,733.007	11.23	142,992
Qualified V	1,857.640	15.51	28,812
Qualified VI	1,721,434.689	15.99	27,525,741
Qualified VII	19,781.164	13.59	268,826
Qualified VIII	5,688.022	13.47	76,618
Qualified IX	2,349.623	13.73	32,260
Qualified X (1.15)	59,373.874	16.28	966,607
Qualified X (1.25)	132,304.428	15.99	2,115,548
Qualified XII (0.00)	114.675	11.91	1,366
Qualified XII (0.05)	14,610.817	18.24	266,501
Qualified XII (0.10)	106.233	11.74	1,247
Qualified XII (0.20)	26,775.930	11.59	310,333
Qualified XII (0.25)	27,809.165	11.51	320,083
Qualified XII (0.30)	34,987.558	11.43	399,908
Qualified XII (0.35)	6,036.571	11.35	68,515
Qualified XII (0.40)	17,765.311	11.34	201,459
Qualified XII (0.45)	676.348	11.20	7,575
Qualified XII (0.50)	93,264.214	11.70	1,091,191
Qualified XII (0.55)	41,692.773	11.05	460,705
Qualified XII (0.60)	21,939.454	10.97	240,676
Qualified XII (0.65)	153,427.791	10.90	1,672,363
Qualified XII (0.70)	81,801.983	10.82	885,097
Qualified XII (0.75)	105,740.343	10.75	1,136,709
Qualified XII (0.80)	175,640.745	11.82	2,076,074
Qualified XII (0.85)	296,147.668	10.71	3,171,742
Qualified XII (0.90)	5,685.651	11.36	64,589
Qualified XII (0.95)	245,727.324	10.55	2,592,423
Qualified XII (1.00)	254,154.605	10.47	2,660,999
Qualified XII (1.05)	17,483.250	10.38	181,476
Qualified XII (1.10)	19,940.776	10.30	205,390
Qualified XII (1.15)	38,479.593	10.22	393,261
Qualified XII (1.20)	4,530.188	10.14	45,936

344

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
(continued)
Qualified XII (1.25)	17,231.768	$ 10.06	$ 173,352
Qualified XII (1.30)	1.885	9.99	19
Qualified XII (1.40)	16,265.508	9.83	159,890
Qualified XII (1.45)	1,230.611	9.75	11,998
Qualified XII (1.50)	241.439	9.68	2,337
Qualified XIII	446.154	16.75	7,473
Qualified XV	14,570.564	16.73	243,766
Qualified XVI	45,489.892	15.41	700,999
Qualified XVII	19,106.149	15.99	305,507
Qualified XVIII	6,166.687	15.99	98,605
Qualified XIX	9,699.220	10.57	102,521
Qualified XX	1,220.413	13.86	16,915
Qualified XXVII	567,354.380	15.59	8,845,055
Qualified XXVIII	194,983.693	15.57	3,035,896
Qualified XXX	27,523.947	13.48	371,023
Qualified XXXII	43,782.727	11.93	522,328
Qualified XXXIV	16,096.593	8.15	131,187
Qualified XXXVI	25,740.588	11.30	290,869
Qualified XXXVIII	53,421.394	8.38	447,671
Qualified XLIII	275.624	8.17	2,252
Qualified LIV	25,568.439	11.02	281,764
Qualified LVI	93,388.533	11.33	1,058,092
	4,858,875.970		$ 66,890,261
ING UBS U.S. Large Cap Equity Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (1.00)	1,934.567	$ 9.20	$ 17,798

ING Core Equity Research Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	6,189.099	$ 15.19	$ 94,012
ING MAP PLUS NP9	308.277	15.17	4,677
ING MAP PLUS NP12	530.837	15.10	8,016
ING MAP PLUS NP19	14.352	14.95	215
ING MAP PLUS NP21	30.301	14.90	451
ING MAP PLUS NP22	316.783	14.88	4,714
ING MAP PLUS NP23	774.523	14.86	11,509
ING MAP PLUS NP24	1,591.972	14.84	23,625
ING MAP PLUS NP25	2,011.566	14.81	29,791
ING MAP PLUS NP26	825.577	14.79	12,210
	12,593.287		$ 189,220

345

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Conservative Portfolio - Class I
Currently payable annuity contracts:	87,337.825	$11.68 to $18.89	$ 1,099,686
Contracts in accumulation period:
ING Custom Choice 62	482.773	12.07	5,827
ING Custom Choice 65	1,857.901	12.05	22,388
ING MAP PLUS NP1	17,099.537	12.73	217,677
ING MAP PLUS NP6	13,995.609	12.48	174,665
ING MAP PLUS NP8	5,850.525	12.39	72,488
ING MAP PLUS NP9	28.197	12.34	348
ING MAP PLUS NP11	23,339.766	12.24	285,679
ING MAP PLUS NP12	21,504.705	12.19	262,142
ING MAP PLUS NP13	5,710.867	12.14	69,330
ING MAP PLUS NP15	55,845.040	12.05	672,933
ING MAP PLUS NP17	1,004.962	11.95	12,009
ING MAP PLUS NP19	9,912.847	11.86	117,566
ING MAP PLUS NP20	3,998.760	11.81	47,225
ING MAP PLUS NP21	25,017.423	11.76	294,205
ING MAP PLUS NP22	3,060.487	11.72	35,869
ING MAP PLUS NP23	7,585.301	11.67	88,520
ING MAP PLUS NP25	33,703.601	11.58	390,288
ING MAP PLUS NP26	2,709.742	11.53	31,243
ING MAP PLUS NP30	2,591.895	11.35	29,418
Qualified V	309.929	18.40	5,703
Qualified VI	341,197.602	18.89	6,445,223
Qualified X (1.15)	43,123.121	19.29	831,845
Qualified X (1.25)	24,154.257	18.97	458,206
Qualified XII (0.00)	1,083.296	15.75	17,062
Qualified XII (0.05)	6,327.887	21.55	136,366
Qualified XII (0.10)	8.965	15.54	139
Qualified XII (0.20)	1,287.941	15.33	19,744
Qualified XII (0.25)	20,934.931	15.23	318,839
Qualified XII (0.30)	13,470.687	15.12	203,677
Qualified XII (0.35)	178.130	15.02	2,676
Qualified XII (0.40)	24,119.129	19.42	468,393
Qualified XII (0.45)	20.567	14.82	305
Qualified XII (0.50)	119,693.839	15.04	1,800,195
Qualified XII (0.55)	8,223.151	14.62	120,222
Qualified XII (0.60)	4,228.051	14.52	61,391
Qualified XII (0.65)	13,154.806	14.42	189,692
Qualified XII (0.70)	27,254.642	14.32	390,286
Qualified XII (0.75)	76,760.539	14.23	1,092,302
Qualified XII (0.80)	38,966.248	14.65	570,856
Qualified XII (0.85)	59,961.822	18.35	1,100,299
Qualified XII (0.90)	27,964.489	14.36	401,570
Qualified XII (0.95)	73,152.055	18.06	1,321,126
Qualified XII (1.00)	216,658.603	17.92	3,882,522
Qualified XII (1.05)	20,597.957	17.78	366,232
Qualified XII (1.10)	37,234.562	17.64	656,818
Qualified XII (1.15)	20,624.727	17.51	361,139

346

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Conservative Portfolio - Class I
(continued)
Qualified XII (1.20)	5,340.690	$ 17.37	$ 92,768
Qualified XII (1.25)	42,428.513	17.23	731,043
Qualified XII (1.30)	1,298.592	17.10	22,206
Qualified XII (1.40)	12,232.361	16.83	205,871
Qualified XII (1.45)	1,031.235	16.70	17,222
Qualified XII (1.50)	227.245	16.57	3,765
Qualified XV	8,986.223	19.76	177,568
Qualified XVI	9,972.418	18.21	181,598
Qualified XVII	10,814.310	19.88	214,988
Qualified XVIII	26,467.160	19.97	528,549
Qualified XXVII	96,278.039	19.43	1,870,682
Qualified XXVIII	64,675.724	19.41	1,255,356
Qualified XXXII	1,638.827	12.06	19,764
Qualified XXXIII (0.65)	8,785.847	13.31	116,940
Qualified XXXIV	5,610.408	9.91	55,599
Qualified XXXVI	6,786.736	13.46	91,349
Qualified XXXVIII	2,340.307	10.19	23,848
Qualified LIV	4,543.531	11.83	53,750
Qualified LVI	66,540.230	12.18	810,460
Qualified LIX	805.985	13.65	11,002
	1,920,134.077		$ 31,636,662
ING Strategic Allocation Growth Portfolio - Class I
Currently payable annuity contracts:	49,166.218	$9.48 to $12.41	$ 581,131
Contracts in accumulation period:
ING Custom Choice 65	5,009.476	11.26	56,407
ING MAP PLUS NP1	94,162.596	12.04	1,133,718
ING MAP PLUS NP4	174.196	11.90	2,073
ING MAP PLUS NP6	16,105.796	11.81	190,209
ING MAP PLUS NP8	7,911.770	11.71	92,647
ING MAP PLUS NP11	41,446.850	11.57	479,540
ING MAP PLUS NP12	31,917.439	11.53	368,008
ING MAP PLUS NP13	1,604.938	11.48	18,425
ING MAP PLUS NP14	72.163	11.44	826
ING MAP PLUS NP15	90,214.079	11.39	1,027,538
ING MAP PLUS NP16	379.135	11.35	4,303
ING MAP PLUS NP17	2,925.746	11.30	33,061
ING MAP PLUS NP19	8,964.682	11.21	100,494
ING MAP PLUS NP20	16,819.676	11.17	187,876
ING MAP PLUS NP21	29,372.471	11.13	326,916
ING MAP PLUS NP22	145.233	11.08	1,609
ING MAP PLUS NP23	1,100.063	11.04	12,145
ING MAP PLUS NP25	18,145.266	10.95	198,691
ING MAP PLUS NP26	1,292.065	10.91	14,096
ING MAP PLUS NP29	0.505	10.78	5
ING MAP PLUS NP30	3,152.185	10.74	33,854
Qualified V	1,622.512	17.62	28,589
Qualified VI	1,104,551.538	18.09	19,981,337
Qualified VIII	61.692	18.06	1,114

347

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Growth Portfolio - Class I
(continued)
Qualified X (1.15)	91,642.516	$ 18.91	$ 1,732,960
Qualified X (1.25)	56,232.298	18.60	1,045,921
Qualified XII (0.00)	4,083.589	12.79	52,229
Qualified XII (0.05)	4,058.536	20.63	83,728
Qualified XII (0.20)	2,127.844	12.44	26,470
Qualified XII (0.25)	4,650.850	12.36	57,485
Qualified XII (0.30)	39,951.080	12.27	490,200
Qualified XII (0.35)	1,089.962	12.19	13,287
Qualified XII (0.40)	19,911.332	17.91	356,612
Qualified XII (0.50)	382,662.077	12.36	4,729,703
Qualified XII (0.55)	62,216.858	11.86	737,892
Qualified XII (0.60)	33,316.928	11.78	392,473
Qualified XII (0.65)	69,783.726	11.70	816,470
Qualified XII (0.70)	75,884.183	11.62	881,774
Qualified XII (0.75)	181,459.607	11.54	2,094,044
Qualified XII (0.80)	71,756.015	12.19	874,706
Qualified XII (0.85)	177,327.594	16.93	3,002,156
Qualified XII (0.90)	18,682.846	11.86	221,579
Qualified XII (0.95)	136,484.699	16.66	2,273,835
Qualified XII (1.00)	355,824.897	16.53	5,881,786
Qualified XII (1.05)	38,434.360	16.40	630,324
Qualified XII (1.10)	59,959.878	16.28	976,147
Qualified XII (1.15)	48,131.568	16.15	777,325
Qualified XII (1.20)	8,351.741	16.02	133,795
Qualified XII (1.25)	51,876.753	15.90	824,840
Qualified XII (1.30)	58.419	15.78	922
Qualified XII (1.40)	18,909.714	15.53	293,668
Qualified XII (1.45)	300.072	15.41	4,624
Qualified XII (1.50)	1,666.959	15.29	25,488
Qualified XIII	330.846	18.95	6,270
Qualified XV	4,416.659	18.92	83,563
Qualified XVI	32,710.640	17.43	570,146
Qualified XVIII	2,458.804	19.57	48,119
Qualified XXII	1,446.155	19.95	28,851
Qualified XXVII	173,741.853	18.60	3,231,598
Qualified XXVIII	101,101.293	18.58	1,878,462
Qualified XXXII	4,227.033	11.60	49,034
Qualified XXXIII (0.65)	6,658.034	12.22	81,361
Qualified XXXIV	25,629.046	8.45	216,565
Qualified XXXVI	9,564.758	12.35	118,125
Qualified XXXVIII	17,839.525	8.68	154,847
Qualified XLIII	141.360	8.47	1,197
Qualified LIV	17,551.955	11.06	194,125
Qualified LVI	40,241.884	11.38	457,953
	3,981,215.036		$ 61,427,271

348

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Moderate Portfolio - Class I
Currently payable annuity contracts:	88,652.803	$10.47 to $12.99	$ 1,082,597
Contracts in accumulation period:
ING Custom Choice 65	201.445	11.65	2,347
ING MAP PLUS NP1	16,633.266	12.39	206,086
ING MAP PLUS NP6	44,223.358	12.14	536,872
ING MAP PLUS NP8	22,539.843	12.05	271,605
ING MAP PLUS NP9	322.864	12.00	3,874
ING MAP PLUS NP11	30,622.536	11.91	364,714
ING MAP PLUS NP12	110,580.381	11.86	1,311,483
ING MAP PLUS NP13	10,837.534	11.81	127,991
ING MAP PLUS NP14	2,042.726	11.77	24,043
ING MAP PLUS NP15	81,089.797	11.72	950,372
ING MAP PLUS NP16	294.943	11.67	3,442
ING MAP PLUS NP17	8,313.630	11.63	96,688
ING MAP PLUS NP19	18,636.569	11.54	215,066
ING MAP PLUS NP20	8,363.117	11.49	96,092
ING MAP PLUS NP21	11,169.570	11.44	127,780
ING MAP PLUS NP22	159.546	11.40	1,819
ING MAP PLUS NP23	8,199.001	11.35	93,059
ING MAP PLUS NP25	17,826.169	11.26	200,723
ING MAP PLUS NP26	6,056.864	11.22	67,958
ING MAP PLUS NP30	5,994.409	11.04	66,178
Qualified V	1,409.155	17.78	25,055
Qualified VI	911,715.157	18.26	16,647,919
Qualified VIII	365.523	18.23	6,663
Qualified X (1.15)	46,371.755	19.00	881,063
Qualified X (1.25)	45,221.344	18.69	845,187
Qualified XII (0.00)	2,285.395	13.96	31,904
Qualified XII (0.05)	4,313.852	20.83	89,858
Qualified XII (0.20)	13,363.105	13.58	181,471
Qualified XII (0.25)	13,765.456	13.49	185,696
Qualified XII (0.30)	22,138.193	13.40	296,652
Qualified XII (0.35)	2,079.085	13.31	27,673
Qualified XII (0.40)	50,479.899	18.38	927,821
Qualified XII (0.45)	33.542	13.13	440
Qualified XII (0.50)	420,768.217	13.43	5,650,917
Qualified XII (0.55)	254,295.989	12.95	3,293,133
Qualified XII (0.60)	26,586.138	12.86	341,898
Qualified XII (0.65)	108,783.344	12.78	1,390,251
Qualified XII (0.70)	70,692.789	12.69	897,091
Qualified XII (0.75)	215,822.725	12.60	2,719,366
Qualified XII (0.80)	79,287.577	13.20	1,046,596
Qualified XII (0.85)	84,516.277	17.37	1,468,048
Qualified XII (0.90)	12,882.563	12.86	165,670
Qualified XII (0.95)	173,263.544	17.10	2,962,807
Qualified XII (1.00)	193,617.408	16.96	3,283,751
Qualified XII (1.05)	30,668.670	16.83	516,154
Qualified XII (1.10)	50,628.057	16.70	845,489

349

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Moderate Portfolio - Class I
(continued)
Qualified XII (1.15)	45,609.775	$ 16.57	$ 755,754
Qualified XII (1.20)	16,254.511	16.44	267,224
Qualified XII (1.25)	86,534.309	16.31	1,411,375
Qualified XII (1.30)	119.980	16.19	1,942
Qualified XII (1.40)	18,920.979	15.94	301,600
Qualified XII (1.45)	757.830	15.81	11,981
Qualified XII (1.50)	1,570.940	15.69	24,648
Qualified XIII	288.763	19.13	5,524
Qualified XV	3,913.474	19.10	74,747
Qualified XVI	14,411.245	17.60	253,638
Qualified XVIII	3,114.665	19.67	61,265
Qualified XXII	508.938	20.14	10,250
Qualified XXVII	122,760.129	18.78	2,305,435
Qualified XXVIII	48,892.242	18.75	916,730
Qualified XXXII	1,784.053	11.83	21,105
Qualified XXXIII (0.65)	3,410.697	12.75	43,486
Qualified XXXIV	15,214.840	9.12	138,759
Qualified XXXVI	5,071.466	12.89	65,371
Qualified XXXVIII	14,466.661	9.37	135,553
Qualified LIV	8,463.213	11.44	96,819
Qualified LVI	33,945.066	11.77	399,533
	3,774,128.906		$ 57,882,101
ING Growth and Income Portfolio - Class A
Contracts in accumulation period:
Qualified XXXV	88,745.061	$ 9.65	$ 856,390

ING Growth and Income Portfolio - Class I
Currently payable annuity contracts:	1,065,113.146	$11.38 to $308.39	$ 75,809,381
Contracts in accumulation period:
ING Custom Choice 62	5,547.579	12.32	68,346
ING Custom Choice 65	125,758.065	12.39	1,558,142
ING MAP PLUS NP28	71.526	10.91	780
ING MAP PLUS NP32	57.553	10.88	626
Qualified I	21,655.403	296.73	6,425,808
Qualified V	967.898	22.35	21,633
Qualified VI	18,198,773.670	22.87	416,205,954
Qualified VII	1,579,338.241	21.73	34,319,020
Qualified VIII	13,641.066	21.22	289,463
Qualified IX	4,043.457	22.69	91,746
Qualified X (1.15)	944,847.652	23.29	22,005,502
Qualified X (1.25)	2,556,514.652	22.87	58,467,490
Qualified XII (0.05)	117,176.639	26.09	3,057,139
Qualified XII (0.10)	188.496	10.77	2,030
Qualified XII (0.20)	311,170.169	10.62	3,304,627
Qualified XII (0.25)	272,901.536	10.55	2,879,111
Qualified XII (0.30)	376,096.119	10.48	3,941,487
Qualified XII (0.35)	69,216.672	10.41	720,546
Qualified XII (0.40)	274,781.320	17.05	4,685,022

350

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Growth and Income Portfolio - Class I (continued)
Qualified XII (0.45)	2,078.809	$ 10.27	$ 21,349
Qualified XII (0.50)	847,975.275	10.72	9,090,295
Qualified XII (0.55)	506,040.997	10.13	5,126,195
Qualified XII (0.60)	425,911.296	10.06	4,284,668
Qualified XII (0.65)	1,161,693.893	9.99	11,605,322
Qualified XII (0.70)	788,908.793	9.92	7,825,975
Qualified XII (0.75)	1,303,429.429	9.86	12,851,814
Qualified XII (0.80)	2,497,907.404	10.73	26,802,546
Qualified XII (0.85)	2,300,920.960	16.11	37,067,837
Qualified XII (0.90)	197,096.259	10.31	2,032,062
Qualified XII (0.95)	1,861,396.397	15.86	29,521,747
Qualified XII (1.00)	3,122,470.092	15.74	49,147,679
Qualified XII (1.05)	192,711.550	15.61	3,008,227
Qualified XII (1.10)	227,291.684	15.49	3,520,748
Qualified XII (1.15)	499,692.726	15.37	7,680,277
Qualified XII (1.20)	35,569.576	15.25	542,436
Qualified XII (1.25)	105,339.237	15.13	1,593,783
Qualified XII (1.30)	8,004.836	15.01	120,153
Qualified XII (1.35)	7,342.840	14.90	109,408
Qualified XII (1.40)	54,653.581	14.78	807,780
Qualified XII (1.45)	2,560.159	14.67	37,558
Qualified XII (1.50)	9,333.995	14.55	135,810
Qualified XIII	1,649.790	23.97	39,545
Qualified XV	55,857.341	23.93	1,336,666
Qualified XVI	374,687.439	22.05	8,261,858
Qualified XVII	912,331.236	23.72	21,640,497
Qualified XVIII	1,012,270.793	23.72	24,011,063
Qualified XIX	4,613.616	307.74	1,419,794
Qualified XX	22,158.833	232.32	5,147,940
Qualified XXI	896.680	24.39	21,870
Qualified XXII	674.521	25.23	17,018
Qualified XXVII	429,960.089	230.41	99,067,104
Qualified XXVIII	20,273.355	230.10	4,664,899
Qualified XXIX	846.092	224.01	189,533
Qualified XXX	14,600.771	217.89	3,181,362
Qualified XXXII	309,546.724	12.58	3,894,098
Qualified XXXIV	134,901.235	8.82	1,189,829
Qualified XXXVI	160,471.231	11.52	1,848,629
Qualified XXXVIII	385,420.278	9.07	3,495,762
Qualified XLII	295,155.959	9.07	2,677,065
Qualified XLIII	23,494.519	8.84	207,692
Qualified LIV	202,806.601	12.16	2,466,128
Qualified LVI	1,006,097.025	12.51	12,586,274
Qualified LIX	2,376.878	11.68	27,762
	47,467,281.653		$ 1,044,179,910

351

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Growth and Income Portfolio - Class S
Contracts in accumulation period:
ING MAP PLUS NP8	19,230.571	$ 13.95	$ 268,266
ING MAP PLUS NP11	24.974	13.90	347
ING MAP PLUS NP17	620.627	13.79	8,558
ING MAP PLUS NP18	1,497.282	13.77	20,618
ING MAP PLUS NP19	1,576.519	13.75	21,677
ING MAP PLUS NP21	205.997	13.72	2,826
ING MAP PLUS NP22	443.023	13.70	6,069
ING MAP PLUS NP23	1,270.375	13.68	17,379
ING MAP PLUS NP26	1,183.343	13.63	16,129
ING MAP PLUS NP28	52.762	13.59	717
ING MAP PLUS NP30	75.062	13.55	1,017
Qualified XII (0.00)	870.203	9.90	8,615
Qualified XII (0.20)	16.826	9.82	165
Qualified XII (0.50)	709,687.898	9.69	6,876,876
Qualified XII (0.75)	528.777	9.58	5,066
	737,284.239		$ 7,254,325
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Qualified X (1.15)	30,370.350	$ 10.14	$ 307,955
Qualified X (1.25)	24,015.731	10.14	243,520
Qualified XVIII	1,426.196	10.14	14,462
Qualified XXVII	37,878.170	10.50	397,721
Qualified XXXII	246.392	10.14	2,498
	93,936.839		$ 966,156
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Qualified X (1.15)	11,301.319	$ 10.13	$ 114,482
Qualified X (1.25)	5,817.731	10.13	58,934
Qualified XVIII	14,626.546	10.14	148,313
Qualified XXXII	764.255	10.13	7,742
	32,509.851		$ 329,471
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Qualified X (1.15)	1,732.072	$ 10.24	$ 17,736
Qualified X (1.25)	7,891.564	10.24	80,810
	9,623.636		$ 98,546
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Qualified X (1.15)	8.368	$ 10.18	$ 85
Qualified X (1.25)	4,583.762	10.17	46,617
	4,592.130		$ 46,702
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Qualified X (1.15)	2,147.784	$ 10.47	$ 22,487
Qualified X (1.25)	819.249	10.47	8,578
	2,967.033		$ 31,065

352

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Science and Technology Opportunities
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	262.205	$ 8.39	$ 2,200

ING BlackRock Science and Technology Opportunities
Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	1,448.236	$ 14.23	$ 20,608
ING Custom Choice 65	8,956.721	15.37	137,665
ING MAP PLUS NP6	350.496	12.95	4,539
ING MAP PLUS NP8	6,214.008	12.85	79,850
ING MAP PLUS NP11	1,996.387	12.70	25,354
ING MAP PLUS NP12	1,001.836	12.65	12,673
ING MAP PLUS NP13	900.998	12.60	11,353
ING MAP PLUS NP14	9,514.196	12.55	119,403
ING MAP PLUS NP15	5,223.174	12.50	65,290
ING MAP PLUS NP16	1,034.832	12.45	12,884
ING MAP PLUS NP18	3,278.012	12.35	40,483
ING MAP PLUS NP19	463.937	12.30	5,706
ING MAP PLUS NP20	2,100.089	12.25	25,726
ING MAP PLUS NP21	930.218	12.21	11,358
ING MAP PLUS NP22	2.705	12.16	33
ING MAP PLUS NP23	3,994.226	12.11	48,370
ING MAP PLUS NP25	3,354.265	12.01	40,285
ING MAP PLUS NP26	290.282	11.97	3,475
Qualified V	2,337.574	4.51	10,542
Qualified VI	2,474,648.187	4.60	11,383,382
Qualified X (1.15)	114,751.634	4.65	533,595
Qualified X (1.25)	148,302.817	4.60	682,193
Qualified XII (0.00)	12,654.466	5.32	67,322
Qualified XII (0.05)	135,782.166	5.18	703,352
Qualified XII (0.20)	26,472.387	5.20	137,656
Qualified XII (0.25)	55,269.147	5.17	285,741
Qualified XII (0.30)	47,478.018	5.14	244,037
Qualified XII (0.40)	99,572.323	5.08	505,827
Qualified XII (0.50)	756,139.936	5.02	3,795,822
Qualified XII (0.55)	42,772.453	4.99	213,435
Qualified XII (0.60)	26,410.391	4.96	130,996
Qualified XII (0.65)	699,305.396	4.93	3,447,576
Qualified XII (0.70)	57,394.488	4.90	281,233
Qualified XII (0.75)	284,725.047	4.87	1,386,611
Qualified XII (0.80)	486,017.853	4.84	2,352,326
Qualified XII (0.85)	456,067.135	4.82	2,198,244
Qualified XII (0.90)	17,145.808	4.79	82,128
Qualified XII (0.95)	255,800.756	4.76	1,217,612
Qualified XII (1.00)	1,134,018.672	4.73	5,363,908
Qualified XII (1.05)	21,712.283	4.70	102,048
Qualified XII (1.10)	51,352.929	4.68	240,332
Qualified XII (1.15)	21,954.378	4.65	102,088
Qualified XII (1.20)	12,436.439	4.62	57,456

353

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Science and Technology Opportunities
Portfolio - Class I (continued)
Qualified XII (1.25)	104,860.349	$ 4.59	$ 481,309
Qualified XII (1.30)	2,814.681	4.57	12,863
Qualified XII (1.40)	16,081.867	4.51	72,529
Qualified XII (1.45)	2,323.339	4.49	10,432
Qualified XII (1.50)	1,497.626	4.46	6,679
Qualified XV	19,838.767	4.76	94,433
Qualified XVI	63,612.989	4.46	283,714
Qualified XVII	3,319.904	4.68	15,537
Qualified XVIII	1,042.501	4.73	4,931
Qualified XXI	129,544.608	4.85	628,291
Qualified XXVII	1,454,534.935	4.62	6,719,951
Qualified XXXII	257.940	12.76	3,291
Qualified XXXIV	1,839.756	9.26	17,036
Qualified XXXVI	8,334.175	11.92	99,343
Qualified XXXVIII	9,378.596	9.52	89,284
Qualified XLIII	2,116.360	9.28	19,640
Qualified LIV	11,997.771	15.09	181,046
Qualified LVI	51,530.522	15.53	800,269
Qualified LIX	2,338.266	12.09	28,270
	9,378,842.253		$ 45,759,365
ING Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:	253,900.495	$8.03 to $18.98	$ 3,111,161
Contracts in accumulation period:
ING Custom Choice 62	8,825.330	11.42	100,785
ING Custom Choice 65	38,736.845	11.43	442,762
ING MAP PLUS NP1	15,872.639	11.76	186,662
ING MAP PLUS NP4	15,541.638	11.62	180,594
ING MAP PLUS NP6	177.127	11.53	2,042
ING MAP PLUS NP8	34,007.542	11.44	389,046
ING MAP PLUS NP9	66,376.233	11.39	756,025
ING MAP PLUS NP11	13,210.893	11.30	149,283
ING MAP PLUS NP12	3,080.753	11.26	34,689
ING MAP PLUS NP13	2,075.198	11.21	23,263
ING MAP PLUS NP14	5,297.073	11.17	59,168
ING MAP PLUS NP15	6,686.633	11.13	74,422
ING MAP PLUS NP16	1,316.847	11.08	14,591
ING MAP PLUS NP17	6,001.452	11.04	66,256
ING MAP PLUS NP18	2,654.882	10.99	29,177
ING MAP PLUS NP19	1,304.409	10.95	14,283
ING MAP PLUS NP20	6,036.833	10.91	65,862
ING MAP PLUS NP21	14,340.483	10.87	155,881
ING MAP PLUS NP22	945.667	10.82	10,232
ING MAP PLUS NP23	1,275.953	10.78	13,755
ING MAP PLUS NP24	874.677	10.74	9,394
ING MAP PLUS NP26	2,674.688	10.65	28,485
ING MAP PLUS NP27	310.732	10.61	3,297
ING MAP PLUS NP28	1,218.474	10.57	12,879
ING MAP PLUS NP29	2.807	10.53	30

354

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus LargeCap Portfolio - Class I (continued)
ING MAP PLUS NP30	977.853	$ 10.49	$ 10,258
ING MAP PLUS NP32	650.684	10.40	6,767
Qualified V	51.009	18.52	945
Qualified VI	4,493,942.514	18.98	85,295,029
Qualified VIII	2,274.632	18.95	43,104
Qualified X (1.15)	244,931.405	19.27	4,719,828
Qualified X (1.25)	259,678.194	18.98	4,928,692
Qualified XII (0.00)	19.916	13.48	268
Qualified XII (0.05)	136,949.592	21.65	2,964,959
Qualified XII (0.10)	293.812	13.30	3,908
Qualified XII (0.20)	101,530.601	13.12	1,332,081
Qualified XII (0.25)	98,685.678	13.03	1,285,874
Qualified XII (0.30)	38,953.010	12.94	504,052
Qualified XII (0.35)	12,359.708	12.86	158,946
Qualified XII (0.40)	178,882.976	21.36	3,820,940
Qualified XII (0.45)	633.984	12.68	8,039
Qualified XII (0.50)	450,565.046	13.39	6,033,066
Qualified XII (0.55)	171,386.899	12.51	2,144,050
Qualified XII (0.60)	102,712.372	12.43	1,276,715
Qualified XII (0.65)	498,992.267	12.34	6,157,565
Qualified XII (0.70)	275,989.062	12.26	3,383,626
Qualified XII (0.75)	470,982.433	12.17	5,731,856
Qualified XII (0.80)	736,738.176	13.49	9,938,598
Qualified XII (0.85)	722,676.249	20.17	14,576,380
Qualified XII (0.90)	49,280.707	12.91	636,214
Qualified XII (0.95)	507,392.535	19.87	10,081,890
Qualified XII (1.00)	2,055,559.024	19.72	40,535,624
Qualified XII (1.05)	38,261.543	19.57	748,778
Qualified XII (1.10)	130,402.823	19.42	2,532,423
Qualified XII (1.15)	150,031.124	19.27	2,891,100
Qualified XII (1.20)	22,162.917	19.12	423,755
Qualified XII (1.25)	119,041.814	18.98	2,259,414
Qualified XII (1.30)	5,723.477	18.83	107,773
Qualified XII (1.35)	410.323	18.69	7,669
Qualified XII (1.40)	13,105.219	18.55	243,102
Qualified XII (1.45)	6,759.743	18.40	124,379
Qualified XII (1.50)	5,763.907	18.26	105,249
Qualified XV	21,794.336	19.85	432,618
Qualified XVI	96,281.314	18.29	1,760,985
Qualified XVII	13,728.856	19.25	264,280
Qualified XVIII	29,138.040	19.97	581,887
Qualified XXVII	1,326,055.924	19.52	25,884,612
Qualified XXVIII	290,726.039	19.49	5,666,251
Qualified XXXII	14,732.809	11.61	171,048
Qualified XXXIII (0.65)	9,586.524	11.39	109,191
Qualified XXXIV	25,770.385	8.46	218,017
Qualified XXXVI	44,667.570	11.51	514,124
Qualified XXXVIII	141,117.675	8.69	1,226,313

355

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus LargeCap Portfolio - Class I (continued)
Qualified XLIII	6,553.116	8.47	55,505
Qualified LIV	105,309.197	11.22	1,181,569
Qualified LVI	321,626.394	11.55	3,714,785
Qualified LIX	10,290.097	11.68	120,188
	15,064,877.807		$ 262,858,313
ING Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	36,667.016	$ 10.44	$ 382,804

ING Index Plus MidCap Portfolio - Class I
Currently payable annuity contracts:	93,730.245	$ 13.82	$ 1,295,352
Contracts in accumulation period:
ING Custom Choice 62	8,394.924	13.64	114,507
ING Custom Choice 65	17,050.972	12.99	221,492
ING MAP PLUS NP1	16,474.847	14.06	231,636
ING MAP PLUS NP6	1,981.528	13.78	27,305
ING MAP PLUS NP8	16,820.444	13.68	230,104
ING MAP PLUS NP9	30,521.622	13.62	415,704
ING MAP PLUS NP10	82.091	13.57	1,114
ING MAP PLUS NP11	7,532.919	13.51	101,770
ING MAP PLUS NP12	11,315.304	13.46	152,304
ING MAP PLUS NP13	2,808.823	13.41	37,666
ING MAP PLUS NP14	21,150.137	13.35	282,354
ING MAP PLUS NP15	10,876.098	13.30	144,652
ING MAP PLUS NP16	856.851	13.25	11,353
ING MAP PLUS NP17	627.287	13.20	8,280
ING MAP PLUS NP18	1,698.009	13.15	22,329
ING MAP PLUS NP19	5,027.622	13.09	65,812
ING MAP PLUS NP21	4,185.702	12.99	54,372
ING MAP PLUS NP22	1,163.351	12.94	15,054
ING MAP PLUS NP23	3,260.708	12.89	42,031
ING MAP PLUS NP24	550.383	12.84	7,067
ING MAP PLUS NP25	23.439	12.79	300
ING MAP PLUS NP26	1,154.904	12.74	14,713
ING MAP PLUS NP28	3,428.819	12.64	43,340
ING MAP PLUS NP29	1,587.768	12.59	19,990
ING MAP PLUS NP30	1,394.317	12.54	17,485
Qualified V	485.437	21.42	10,398
Qualified VI	2,506,418.553	21.90	54,890,566
Qualified VIII	248.129	21.88	5,429
Qualified X (1.15)	84,304.151	22.20	1,871,552
Qualified X (1.25)	176,725.076	21.90	3,870,279
Qualified XII (0.00)	3,884.632	26.58	103,254
Qualified XII (0.05)	156,460.689	24.88	3,892,742
Qualified XII (0.05)	60,367.293	24.88	1,501,938
Qualified XII (0.10)	35.241	26.22	924
Qualified XII (0.20)	174,024.473	25.86	4,500,273
Qualified XII (0.25)	86,553.389	25.69	2,223,557

356

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus MidCap Portfolio - Class I (continued)
Qualified XII (0.30)	43,620.221	$ 25.51	$ 1,112,752
Qualified XII (0.35)	1,699.935	25.34	43,076
Qualified XII (0.40)	188,067.275	24.53	4,613,290
Qualified XII (0.50)	393,949.225	24.27	9,561,148
Qualified XII (0.55)	120,941.504	24.66	2,982,417
Qualified XII (0.60)	1,029,153.274	24.49	25,203,964
Qualified XII (0.65)	584,189.031	24.33	14,213,319
Qualified XII (0.70)	114,053.411	24.16	2,755,530
Qualified XII (0.75)	244,990.228	24.00	5,879,765
Qualified XII (0.80)	380,697.938	23.29	8,866,455
Qualified XII (0.85)	632,017.466	23.13	14,618,564
Qualified XII (0.90)	44,198.720	22.97	1,015,245
Qualified XII (0.95)	433,511.577	22.82	9,892,734
Qualified XII (1.00)	1,145,391.489	22.66	25,954,571
Qualified XII (1.05)	39,895.408	22.51	898,046
Qualified XII (1.10)	112,517.264	22.35	2,514,761
Qualified XII (1.15)	96,921.641	22.20	2,151,660
Qualified XII (1.20)	19,580.242	22.05	431,744
Qualified XII (1.25)	131,858.002	21.90	2,887,690
Qualified XII (1.30)	3,875.811	21.75	84,299
Qualified XII (1.35)	660.410	21.60	14,265
Qualified XII (1.40)	11,665.386	21.45	250,223
Qualified XII (1.45)	3,528.080	21.31	75,183
Qualified XII (1.50)	2,318.459	21.16	49,059
Qualified XV	11,765.277	22.82	268,484
Qualified XVI	71,484.601	21.16	1,512,614
Qualified XVII	1,324.464	21.90	29,006
Qualified XVIII	8,045.171	21.90	176,189
Qualified XXVII	1,773,436.516	23.45	41,587,086
Qualified XXVIII	771,243.752	23.42	18,062,529
Qualified XXXII	9,105.974	13.65	124,297
Qualified XXXIII (0.65)	13,600.607	16.55	225,090
Qualified XXXIV	29,609.864	9.33	276,260
Qualified XXXVI	33,026.718	16.73	552,537
Qualified XXXVIII	100,861.803	9.59	967,265
Qualified XLIII	4,191.138	9.35	39,187
Qualified LIV	116,036.507	12.76	1,480,626
Qualified LVI	200,750.832	13.13	2,635,858
Qualified LIX	374.166	16.97	6,350
	12,437,365.564		$ 280,462,136
ING Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	34,209.998	$ 11.36	$ 388,626

357

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus SmallCap Portfolio - Class I
Currently payable annuity contracts:	51,788.435	$ 13.32	$ 689,822
Contracts in accumulation period:
ING Custom Choice 62	6,814.430	13.00	88,588
ING Custom Choice 65	7,360.309	12.11	89,133
ING MAP PLUS NP1	19,665.258	13.37	262,924
ING MAP PLUS NP6	5,710.400	13.11	74,863
ING MAP PLUS NP8	4,759.165	13.01	61,917
ING MAP PLUS NP9	12,106.585	12.96	156,901
ING MAP PLUS NP10	81.773	12.90	1,055
ING MAP PLUS NP11	28,755.752	12.85	369,511
ING MAP PLUS NP12	14,239.920	12.80	182,271
ING MAP PLUS NP13	1,456.883	12.75	18,575
ING MAP PLUS NP14	7,192.931	12.70	91,350
ING MAP PLUS NP15	1,391.182	12.65	17,598
ING MAP PLUS NP16	121.424	12.60	1,530
ING MAP PLUS NP17	110.935	12.55	1,392
ING MAP PLUS NP18	519.228	12.50	6,490
ING MAP PLUS NP19	4,413.618	12.45	54,950
ING MAP PLUS NP20	1,495.555	12.40	18,545
ING MAP PLUS NP21	1,483.919	12.36	18,341
ING MAP PLUS NP22	694.193	12.31	8,546
ING MAP PLUS NP23	1,037.604	12.26	12,721
ING MAP PLUS NP26	1,741.770	12.11	21,093
ING MAP PLUS NP28	2,201.932	12.02	26,467
ING MAP PLUS NP29	60.148	11.97	720
Qualified V	2,669.773	15.30	40,848
Qualified VI	1,426,342.881	15.64	22,308,003
Qualified X (1.15)	39,740.568	15.86	630,285
Qualified X (1.25)	114,110.759	15.64	1,784,692
Qualified XII (0.00)	31.755	19.30	613
Qualified XII (0.05)	102,530.346	17.77	1,821,964
Qualified XII (0.05)	15,807.716	17.77	280,903
Qualified XII (0.10)	99.785	19.04	1,900
Qualified XII (0.20)	114,736.627	18.78	2,154,754
Qualified XII (0.25)	22,071.503	18.65	411,634
Qualified XII (0.30)	24,379.012	18.53	451,743
Qualified XII (0.35)	1,161.452	18.40	21,371
Qualified XII (0.40)	150,542.704	17.52	2,637,508
Qualified XII (0.50)	322,594.342	17.33	5,590,560
Qualified XII (0.55)	51,422.619	17.91	920,979
Qualified XII (0.60)	28,920.379	17.78	514,204
Qualified XII (0.65)	266,756.787	17.66	4,710,925
Qualified XII (0.70)	61,093.713	17.54	1,071,584
Qualified XII (0.75)	117,831.108	17.42	2,052,618
Qualified XII (0.80)	299,261.671	16.64	4,979,714
Qualified XII (0.85)	386,222.279	16.52	6,380,392
Qualified XII (0.90)	47,531.107	16.41	779,985
Qualified XII (0.95)	247,589.802	16.30	4,035,714

358

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus SmallCap Portfolio - Class I (continued)
Qualified XII (1.00)	764,655.060	$ 16.19	$ 12,379,765
Qualified XII (1.05)	11,802.144	16.08	189,778
Qualified XII (1.10)	72,019.152	15.97	1,150,146
Qualified XII (1.15)	51,154.265	15.86	811,307
Qualified XII (1.20)	18,575.146	15.75	292,559
Qualified XII (1.25)	78,982.843	15.64	1,235,292
Qualified XII (1.30)	1,349.936	15.54	20,978
Qualified XII (1.35)	1.259	15.43	19
Qualified XII (1.40)	8,932.166	15.33	136,930
Qualified XII (1.45)	2,098.281	15.22	31,936
Qualified XII (1.50)	2,425.873	15.12	36,679
Qualified XV	12,383.602	16.30	201,853
Qualified XVI	51,897.970	15.12	784,697
Qualified XVII	71.075	15.64	1,112
Qualified XVIII	8,682.842	15.64	135,800
Qualified XXVII	1,085,529.852	16.71	18,139,204
Qualified XXVIII	378,699.289	16.69	6,320,491
Qualified XXXII	2,077.998	13.08	27,180
Qualified XXXIII (0.65)	13,063.770	16.23	212,025
Qualified XXXIV	10,665.603	9.19	98,017
Qualified XXXVI	15,773.895	16.41	258,850
Qualified XXXVIII	60,076.887	9.45	567,727
Qualified XLIII	2,951.556	9.21	27,184
Qualified LIV	24,021.999	11.89	285,622
Qualified LVI	107,579.787	12.23	1,315,701
Qualified LIX	1,253.064	16.64	20,851
	6,805,377.351		$ 110,539,899
ING Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	17,144.491	$ 10.53	$ 180,531

ING International Index Portfolio - Class I
Currently payable annuity contracts:	44,945.618	$12.31 to $12.49	$ 560,785
Contracts in accumulation period:
ING Custom Choice 62	319.752	6.90	2,206
ING Custom Choice 65	1,554.244	7.12	11,066
ING MAP PLUS NP1	5,357.655	7.16	38,361
ING MAP PLUS NP12	443.111	7.02	3,111
ING MAP PLUS NP15	1,990.251	6.98	13,892
ING MAP PLUS NP19	272.519	6.93	1,889
ING MAP PLUS NP23	3,805.012	6.88	26,178
ING MAP PLUS NP25	101.216	6.85	693
ING MAP PLUS NP29	120.093	6.80	817
ING MAP PLUS NP30	1,471.661	6.79	9,993
ING MAP PLUS NP32	33.845	6.77	229
Qualified VI	726,535.200	6.90	5,013,093
Qualified VIII	17.055	6.90	118
Qualified X (1.15)	27,231.077	11.82	321,871

359

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Index Portfolio - Class I (continued)
Qualified X (1.25)	44,617.519	$ 11.79	$ 526,041
Qualified XII (0.00)	731.816	7.22	5,284
Qualified XII (0.05)	9,595.889	7.22	69,282
Qualified XII (0.10)	51.217	7.20	369
Qualified XII (0.20)	4,866.690	7.17	34,894
Qualified XII (0.25)	21,402.669	7.16	153,243
Qualified XII (0.30)	23,172.709	7.15	165,685
Qualified XII (0.35)	274.669	7.13	1,958
Qualified XII (0.40)	31,583.983	7.12	224,878
Qualified XII (0.50)	81,042.520	7.09	574,591
Qualified XII (0.55)	6,637.949	7.08	46,997
Qualified XII (0.60)	10,141.579	7.07	71,701
Qualified XII (0.65)	112,564.310	7.06	794,704
Qualified XII (0.70)	25,923.760	7.04	182,503
Qualified XII (0.75)	94,695.060	7.03	665,706
Qualified XII (0.80)	89,628.276	7.02	629,190
Qualified XII (0.85)	135,054.393	7.00	945,381
Qualified XII (0.90)	8,800.419	6.99	61,515
Qualified XII (0.95)	125,262.597	6.98	874,333
Qualified XII (1.00)	320,786.198	6.97	2,235,880
Qualified XII (1.05)	2,252.722	6.95	15,656
Qualified XII (1.10)	23,367.179	6.94	162,168
Qualified XII (1.15)	34,769.203	6.93	240,951
Qualified XII (1.20)	7,184.578	6.92	49,717
Qualified XII (1.25)	35,819.267	6.90	247,153
Qualified XII (1.30)	100.238	6.89	691
Qualified XII (1.35)	47.205	6.88	325
Qualified XII (1.40)	3,157.525	6.86	21,661
Qualified XII (1.45)	561.765	6.85	3,848
Qualified XII (1.50)	36.330	6.84	248
Qualified XV	7,747.898	6.98	54,080
Qualified XVI	12,295.553	6.84	84,102
Qualified XVII	276.458	6.90	1,908
Qualified XVIII	2,925.980	11.87	34,731
Qualified XXI	12,141.255	7.02	85,232
Qualified XXVII	183,247.030	10.22	1,872,785
Qualified XXXII	713.115	11.79	8,408
Qualified XXXIV	374.602	7.03	2,633
Qualified XXXVI	3,495.595	7.08	24,749
Qualified XXXVIII	2,712.830	7.22	19,587
Qualified XLIII	358.990	7.04	2,527
Qualified LIV	12,486.051	7.02	87,652
Qualified LVI	32,073.115	7.16	229,644
Qualified LIX	4,821.296	7.09	34,183
	2,343,998.311		$ 17,553,076

360

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Index Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	542.858	$ 11.98	$ 6,503

ING Russell™ Large Cap Growth Index Portfolio - Class I
Currently payable annuity contracts:	3,757.545	$ 14.71	$ 55,273
Contracts in accumulation period:
ING Custom Choice 65	142.524	14.70	2,095
Qualified V	3.913	14.31	56
Qualified VI	94,374.065	14.37	1,356,155
Qualified X (1.15)	3,849.859	14.41	55,476
Qualified X (1.25)	9,307.946	14.37	133,755
Qualified XII (0.20)	3,947.405	14.78	58,343
Qualified XII (0.30)	237.642	14.74	3,503
Qualified XII (0.40)	8,337.246	14.70	122,558
Qualified XII (0.50)	1,229.947	14.66	18,031
Qualified XII (0.55)	50.751	14.64	743
Qualified XII (0.60)	768.300	14.62	11,233
Qualified XII (0.65)	12,223.215	14.60	178,459
Qualified XII (0.70)	4,496.068	14.58	65,553
Qualified XII (0.75)	2,752.251	14.56	40,073
Qualified XII (0.80)	4,439.783	14.54	64,554
Qualified XII (0.85)	26,638.924	14.52	386,797
Qualified XII (0.90)	5,120.511	14.51	74,299
Qualified XII (0.95)	35,479.415	14.49	514,097
Qualified XII (1.00)	33,612.733	14.47	486,376
Qualified XII (1.05)	25.105	14.45	363
Qualified XII (1.10)	14,588.228	14.43	210,508
Qualified XII (1.15)	1,267.073	14.41	18,259
Qualified XII (1.20)	169.949	14.39	2,446
Qualified XII (1.25)	9,306.562	14.37	133,735
Qualified XII (1.40)	790.656	14.31	11,314
Qualified XII (1.45)	83.662	14.30	1,196
Qualified XII (1.50)	31.828	14.28	455
Qualified XV	397.729	14.49	5,763
Qualified XVI	898.922	14.28	12,837
Qualified XVII	345.188	14.41	4,974
Qualified XXVII	79,558.459	14.37	1,143,255
Qualified XXXII	532.920	14.37	7,658
Qualified XXXIV	571.084	14.51	8,286
Qualified XXXVIII	1,545.546	14.86	22,967
Qualified XLIII	110.743	14.56	1,612
Qualified LIV	1,436.926	14.54	20,893
Qualified LVI	4,993.951	14.76	73,711
	367,424.574		$ 5,307,661

361

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Growth Index Portfolio - Class S
Contracts in accumulation period:
ING MAP PLUS NP8	63.943	$ 14.63	$ 935
ING MAP PLUS NP12	148.372	14.55	2,159
ING MAP PLUS NP15	4,969.729	14.49	72,011
ING MAP PLUS NP23	1,046.083	14.34	15,001
ING MAP PLUS NP25	98.091	14.30	1,403
ING MAP PLUS NP28	59.215	14.24	843
Qualified XII (0.00)	502.459	14.24	7,155
Qualified XII (0.50)	34,242.619	14.06	481,451
	41,130.511		$ 580,958
ING Russell™ Large Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	2,869.581	$ 9.09	$ 26,084
ING Custom Choice 65	180.617	9.37	1,692
ING MAP PLUS NP1	13,146.046	9.47	124,493
ING MAP PLUS NP3	1,222.816	9.44	11,543
ING MAP PLUS NP5	0.016	9.40	-
ING MAP PLUS NP6	2,126.605	9.39	19,969
ING MAP PLUS NP8	10,662.860	9.35	99,698
ING MAP PLUS NP9	24,506.453	9.33	228,645
ING MAP PLUS NP11	181.024	9.30	1,684
ING MAP PLUS NP12	7,445.894	9.28	69,098
ING MAP PLUS NP13	4,784.282	9.27	44,350
ING MAP PLUS NP15	8,796.672	9.23	81,193
ING MAP PLUS NP16	54.070	9.22	499
ING MAP PLUS NP17	2,400.052	9.20	22,080
ING MAP PLUS NP18	823.251	9.18	7,557
ING MAP PLUS NP19	1,227.585	9.17	11,257
ING MAP PLUS NP23	4,824.636	9.10	43,904
ING MAP PLUS NP25	8,321.639	9.07	75,477
ING MAP PLUS NP26	468.851	9.05	4,243
ING MAP PLUS NP28	889.269	9.02	8,021
ING MAP PLUS NP30	40.862	8.99	367
ING MAP PLUS NP32	20.089	8.96	180
Qualified VI	382,524.829	9.09	3,477,151
Qualified XII (0.00)	684.853	9.51	6,513
Qualified XII (0.30)	2,792.193	9.41	26,275
Qualified XII (0.40)	19,470.075	9.37	182,435
Qualified XII (0.50)	180,712.848	9.34	1,687,858
Qualified XII (0.55)	3,502.856	9.32	32,647
Qualified XII (0.60)	8,909.218	9.30	82,856
Qualified XII (0.65)	28,817.652	9.29	267,716
Qualified XII (0.70)	9,021.867	9.27	83,633
Qualified XII (0.75)	37,050.274	9.25	342,715
Qualified XII (0.80)	19,664.640	9.24	181,701
Qualified XII (0.85)	87,375.108	9.22	805,598
Qualified XII (0.90)	10,391.180	9.20	95,599
Qualified XII (0.95)	94,922.209	9.19	872,335

362

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Index Portfolio - Class I
(continued)
Qualified XII (1.00)	215,476.148	$ 9.17	$ 1,975,916
Qualified XII (1.05)	795.403	9.15	7,278
Qualified XII (1.10)	14,945.844	9.14	136,605
Qualified XII (1.15)	14,573.838	9.12	132,913
Qualified XII (1.20)	4,541.575	9.10	41,328
Qualified XII (1.25)	37,559.363	9.09	341,415
Qualified XII (1.30)	1,053.977	9.07	9,560
Qualified XII (1.40)	4,458.765	9.04	40,307
Qualified XII (1.45)	941.899	9.02	8,496
Qualified XII (1.50)	49.246	9.00	443
Qualified XV	3,694.188	9.19	33,950
Qualified XVI	5,920.167	9.00	53,282
Qualified XXI	213,759.797	9.24	1,975,141
Qualified XXXIV	1,020.302	9.25	9,438
Qualified XXXVIII	2,556.810	9.51	24,315
Qualified XLIII	49.367	9.27	458
Qualified LIV	5,411.602	9.24	50,003
Qualified LVI	5,849.816	9.42	55,105
	1,513,491.079		$ 13,923,019
ING Russell™ Large Cap Index Portfolio - Class S
Contracts in accumulation period:	647.752	$ 14.33	$ 9,282

ING Russell™ Large Cap Value Index Portfolio - Class I
Contracts in accumulation period:
Qualified X (1.15)	5,090.699	$ 13.01	$ 66,230
Qualified X (1.25)	9,105.931	12.98	118,195
	14,196.630		$ 184,425
ING Russell™ Large Cap Value Index Portfolio - Class S
Contracts in accumulation period:
ING Custom Choice 65	126.531	$ 13.19	$ 1,669
ING MAP PLUS NP12	47.697	13.13	626
ING MAP PLUS NP23	4,504.054	12.94	58,282
ING MAP PLUS NP25	15.538	12.91	201
Qualified VI	86,292.839	12.89	1,112,315
Qualified XII (0.00)	1,078.157	13.33	14,372
Qualified XII (0.30)	755.439	13.22	9,987
Qualified XII (0.40)	5,375.544	13.19	70,903
Qualified XII (0.50)	28,935.335	13.15	380,500
Qualified XII (0.60)	960.471	13.12	12,601
Qualified XII (0.65)	3,591.059	13.10	47,043
Qualified XII (0.70)	1,867.868	13.08	24,432
Qualified XII (0.75)	2,364.413	13.06	30,879
Qualified XII (0.80)	2,864.005	13.05	37,375
Qualified XII (0.85)	17,662.814	13.03	230,146
Qualified XII (0.90)	255.746	13.01	3,327
Qualified XII (0.95)	7,391.737	13.00	96,093
Qualified XII (1.00)	22,347.388	12.98	290,069
Qualified XII (1.05)	884.038	12.96	11,457
Qualified XII (1.10)	4,848.379	12.94	62,738
Qualified XII (1.15)	3,842.735	12.93	49,687
Qualified XII (1.20)	242.723	12.91	3,134

363

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Value Index Portfolio - Class S
(continued)
Qualified XII (1.25)	4,603.173	$ 12.89	$ 59,335
Qualified XII (1.30)	41.896	12.88	540
Qualified XII (1.40)	681.864	12.84	8,755
Qualified XII (1.50)	33.555	12.81	430
Qualified XV	735.310	13.00	9,559
Qualified XVI	1,622.941	12.81	20,790
Qualified XXXIV	806.540	13.01	10,493
Qualified XXXVIII	5,578.787	13.33	74,365
Qualified XLIII	817.701	13.06	10,679
Qualified LIV	1,142.723	13.05	14,913
Qualified LVI	2,795.748	13.24	37,016
	215,114.748		$ 2,794,711
ING Russell™ Mid Cap Growth Index Portfolio - Class S
Contracts in accumulation period:
ING Custom Choice 62	195.487	$ 15.39	$ 3,009
ING Custom Choice 65	1,948.932	15.74	30,676
Qualified VI	95,197.117	15.39	1,465,084
Qualified XII (0.30)	2,713.302	15.78	42,816
Qualified XII (0.40)	10,273.806	15.74	161,710
Qualified XII (0.50)	73,702.483	15.70	1,157,129
Qualified XII (0.55)	2,368.135	15.68	37,132
Qualified XII (0.60)	1,935.753	15.65	30,295
Qualified XII (0.65)	11,863.935	15.63	185,433
Qualified XII (0.70)	7,584.530	15.61	118,395
Qualified XII (0.75)	3,857.371	15.59	60,136
Qualified XII (0.80)	2,662.729	15.57	41,459
Qualified XII (0.85)	17,037.319	15.55	264,930
Qualified XII (0.90)	2,834.999	15.53	44,028
Qualified XII (0.95)	17,781.322	15.51	275,788
Qualified XII (1.00)	44,247.699	15.49	685,397
Qualified XII (1.05)	571.392	15.47	8,839
Qualified XII (1.10)	6,578.726	15.45	101,641
Qualified XII (1.15)	6,393.110	15.43	98,646
Qualified XII (1.20)	640.042	15.41	9,863
Qualified XII (1.25)	7,338.476	15.39	112,939
Qualified XII (1.30)	85.050	15.37	1,307
Qualified XII (1.40)	503.455	15.33	7,718
Qualified XII (1.45)	30.410	15.31	466
Qualified XV	579.853	15.51	8,994
Qualified XVI	1,933.618	15.29	29,565
Qualified XVII	3,030.932	15.43	46,767
Qualified XXXIV	379.670	15.53	5,896
Qualified XXXVIII	1,733.794	15.91	27,585
Qualified XLIII	1,307.474	15.59	20,384
Qualified LIV	1,209.928	15.57	18,839
Qualified LVI	6,562.413	15.80	103,686
	335,083.262		$ 5,206,552

364

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Mid Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	1,257.725	$ 9.81	$ 12,338
ING MAP PLUS NP1	6,547.006	10.18	66,649
ING MAP PLUS NP8	2,553.184	10.05	25,659
ING MAP PLUS NP12	111.437	9.97	1,111
ING MAP PLUS NP15	2,591.515	9.92	25,708
ING MAP PLUS NP18	1,688.711	9.86	16,651
ING MAP PLUS NP22	103.440	9.79	1,013
ING MAP PLUS NP23	2,685.433	9.78	26,264
ING MAP PLUS NP25	69.408	9.74	676
ING MAP PLUS NP26	699.526	9.72	6,799
ING MAP PLUS NP29	5,131.458	9.67	49,621
ING MAP PLUS NP32	273.654	9.62	2,633
Qualified VI	223,056.544	9.81	2,188,185
Qualified XII (0.00)	3.654	10.27	38
Qualified XII (0.30)	105.554	10.15	1,071
Qualified XII (0.40)	7,675.875	10.12	77,680
Qualified XII (0.50)	43,125.154	10.08	434,702
Qualified XII (0.55)	492.489	10.06	4,954
Qualified XII (0.60)	4,632.545	10.04	46,511
Qualified XII (0.65)	1,900.586	10.03	19,063
Qualified XII (0.70)	1,933.073	10.01	19,350
Qualified XII (0.75)	14,154.617	9.99	141,405
Qualified XII (0.80)	24,191.614	9.97	241,190
Qualified XII (0.85)	88,857.821	9.95	884,135
Qualified XII (0.90)	9.546	9.93	95
Qualified XII (0.95)	35,014.409	9.92	347,343
Qualified XII (1.00)	173,172.212	9.90	1,714,405
Qualified XII (1.05)	115.725	9.88	1,143
Qualified XII (1.10)	4,014.386	9.86	39,582
Qualified XII (1.15)	5,342.053	9.84	52,566
Qualified XII (1.20)	578.786	9.83	5,689
Qualified XII (1.25)	8,058.427	9.81	79,053
Qualified XII (1.40)	190.824	9.75	1,861
Qualified XV	583.678	9.92	5,790
Qualified XVI	1,868.634	9.72	18,163
Qualified XXI	117,352.050	9.97	1,170,000
Qualified XXXVIII	362.315	10.27	3,721
Qualified XLIII	367.918	10.01	3,683
Qualified LIV	2,157.463	9.97	21,510
Qualified LVI	2,598.584	10.17	26,428
	785,629.033		$ 7,784,438

365

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Small Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	955.969	$ 10.29	$ 9,837
ING Custom Choice 65	42.522	10.62	452
ING MAP PLUS NP1	5,917.096	10.68	63,195
ING MAP PLUS NP3	1,103.851	10.64	11,745
ING MAP PLUS NP6	3,829.537	10.58	40,517
ING MAP PLUS NP12	206.815	10.46	2,163
ING MAP PLUS NP15	456.325	10.41	4,750
ING MAP PLUS NP17	5,031.461	10.37	52,176
ING MAP PLUS NP18	1,046.413	10.35	10,830
ING MAP PLUS NP23	3,332.083	10.26	34,187
ING MAP PLUS NP25	65.363	10.22	668
ING MAP PLUS NP26	2,095.751	10.20	21,377
ING MAP PLUS NP29	125.293	10.15	1,272
ING MAP PLUS NP32	153.675	10.09	1,551
Qualified V	69.509	10.23	711
Qualified VI	213,304.373	10.29	2,194,902
Qualified XII (0.30)	1,666.532	10.65	17,749
Qualified XII (0.40)	13,972.621	10.62	148,389
Qualified XII (0.50)	28,413.288	10.58	300,613
Qualified XII (0.55)	1,750.106	10.56	18,481
Qualified XII (0.60)	3,872.393	10.54	40,815
Qualified XII (0.65)	3,856.841	10.52	40,574
Qualified XII (0.70)	7,843.394	10.50	82,356
Qualified XII (0.75)	9,278.436	10.48	97,238
Qualified XII (0.80)	14,290.390	10.46	149,477
Qualified XII (0.85)	98,853.329	10.44	1,032,029
Qualified XII (0.90)	1,917.947	10.42	19,985
Qualified XII (0.95)	17,258.036	10.40	179,484
Qualified XII (1.00)	173,907.741	10.39	1,806,901
Qualified XII (1.05)	597.026	10.37	6,191
Qualified XII (1.10)	5,462.936	10.35	56,541
Qualified XII (1.15)	1,150.045	10.33	11,880
Qualified XII (1.20)	255.603	10.31	2,635
Qualified XII (1.25)	10,079.104	10.29	103,714
Qualified XII (1.40)	679.952	10.24	6,963
Qualified XII (1.45)	11.933	10.22	122
Qualified XVI	646.971	10.20	6,599
Qualified XXI	1,734.227	10.46	18,140
Qualified XXXIV	28.719	10.48	301
Qualified XXXVIII	837.627	10.77	9,021
Qualified XLIII	369.161	10.50	3,876
Qualified LIV	6,294.153	10.46	65,837
Qualified LVI	4,854.132	10.67	51,794
	647,618.679		$ 6,728,038

366

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Small Company Portfolio - Class I
Currently payable annuity contracts:	91,457.609	$14.41 to $29.56	$ 1,630,690
Contracts in accumulation period:
ING Custom Choice 62	3,271.703	15.78	51,627
ING Custom Choice 65	11,444.732	15.32	175,333
ING MAP PLUS NP6	3,181.715	15.88	50,526
ING MAP PLUS NP8	2,258.318	15.76	35,591
ING MAP PLUS NP9	1,904.352	15.69	29,879
ING MAP PLUS NP11	342.532	15.57	5,333
ING MAP PLUS NP12	12,976.255	15.51	201,262
ING MAP PLUS NP13	2,406.605	15.45	37,182
ING MAP PLUS NP14	1,439.349	15.39	22,152
ING MAP PLUS NP15	3,246.783	15.33	49,773
ING MAP PLUS NP16	6,471.580	15.27	98,821
ING MAP PLUS NP17	712.608	15.20	10,832
ING MAP PLUS NP18	2,456.639	15.14	37,194
ING MAP PLUS NP19	3,149.051	15.09	47,519
ING MAP PLUS NP21	925.810	14.97	13,859
ING MAP PLUS NP22	1,079.362	14.91	16,093
ING MAP PLUS NP23	534.782	14.85	7,942
ING MAP PLUS NP24	0.047	14.79	1
ING MAP PLUS NP25	2,266.722	14.73	33,389
ING MAP PLUS NP26	1,835.963	14.67	26,934
ING MAP PLUS NP28	3,528.058	14.56	51,369
ING MAP PLUS NP29	720.477	14.50	10,447
ING MAP PLUS NP30	4.386	14.44	63
Qualified V	153.648	28.87	4,436
Qualified VI	1,049,345.051	29.56	31,018,640
Qualified VIII	358.870	29.52	10,594
Qualified X (1.15)	75,275.424	30.00	2,258,263
Qualified X (1.25)	70,567.860	29.56	2,085,986
Qualified XII (0.00)	2.558	23.47	60
Qualified XII (0.05)	44,838.598	33.68	1,510,164
Qualified XII (0.20)	109,343.526	22.84	2,497,406
Qualified XII (0.25)	55,123.967	22.68	1,250,212
Qualified XII (0.30)	45,724.943	22.53	1,030,183
Qualified XII (0.35)	1,901.815	22.38	42,563
Qualified XII (0.40)	64,877.989	33.21	2,154,598
Qualified XII (0.45)	454.118	22.08	10,027
Qualified XII (0.50)	106,197.179	22.26	2,363,949
Qualified XII (0.55)	53,750.759	21.78	1,170,692
Qualified XII (0.60)	66,630.591	21.63	1,441,220
Qualified XII (0.65)	118,260.018	21.48	2,540,225
Qualified XII (0.70)	98,334.806	21.34	2,098,465
Qualified XII (0.75)	174,447.903	21.19	3,696,551
Qualified XII (0.80)	356,546.361	22.45	8,004,466
Qualified XII (0.85)	201,089.065	31.35	6,304,142
Qualified XII (0.90)	10,780.173	21.59	232,744
Qualified XII (0.95)	137,528.186	30.89	4,248,246

367

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Small Company Portfolio - Class I (continued)
Qualified XII (1.00)	521,379.257	$ 30.67	$ 15,990,702
Qualified XII (1.05)	23,309.333	30.44	709,536
Qualified XII (1.10)	27,295.004	30.22	824,855
Qualified XII (1.15)	45,378.891	30.00	1,361,367
Qualified XII (1.20)	7,578.349	29.78	225,683
Qualified XII (1.25)	28,631.839	29.56	846,357
Qualified XII (1.30)	1,778.651	29.34	52,186
Qualified XII (1.40)	4,463.315	28.91	129,034
Qualified XII (1.45)	365.897	28.70	10,501
Qualified XII (1.50)	2,870.051	28.49	81,768
Qualified XIII	3.700	30.89	114
Qualified XV	6,857.937	30.89	211,842
Qualified XVI	31,064.541	28.49	885,029
Qualified XVII	2,176.214	29.56	64,329
Qualified XVIII	1,897.241	31.10	59,004
Qualified XXVII	744,462.474	14.95	11,129,714
Qualified XXVIII	179,361.015	15.95	2,860,808
Qualified XXXII	3,875.542	15.36	59,528
Qualified XXXIII (0.65)	14.448	17.26	249
Qualified XXXIV	2,796.848	9.95	27,829
Qualified XXXVI	15,447.429	17.45	269,558
Qualified XXXVIII	39,332.618	10.23	402,373
Qualified XLIII	1,111.001	9.97	11,077
Qualified LIV	70,168.041	15.04	1,055,327
Qualified LVI	66,290.360	15.48	1,026,175
Qualified LIX	34.648	17.70	613
	4,827,093.490		$ 116,913,201
ING Small Company Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	14,210.600	$ 12.94	$ 183,885

ING U.S. Bond Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	294.941	$ 11.82	$ 3,486
ING Custom Choice 65	359.076	12.19	4,377
ING MAP PLUS NP12	170.373	12.03	2,050
ING MAP PLUS NP15	5,287.497	11.96	63,238
ING MAP PLUS NP20	3,562.538	11.86	42,252
ING MAP PLUS NP22	417.878	11.81	4,935
ING MAP PLUS NP25	48.237	11.75	567
ING MAP PLUS NP26	1,467.592	11.73	17,215
Qualified VI	374,699.462	11.82	4,428,948
Qualified XII (0.30)	16,101.081	12.24	197,077
Qualified XII (0.40)	16,785.521	12.19	204,616
Qualified XII (0.50)	14,402.564	12.15	174,991
Qualified XII (0.55)	21,388.585	12.13	259,444
Qualified XII (0.60)	2,674.804	12.10	32,365
Qualified XII (0.65)	2,660.629	12.08	32,140

368

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING U.S. Bond Index Portfolio - Class I (continued)
Qualified XII (0.70)	17,352.623	$ 12.06	$ 209,273
Qualified XII (0.75)	29,209.593	12.04	351,683
Qualified XII (0.80)	33,748.536	12.02	405,657
Qualified XII (0.85)	35,917.018	11.99	430,645
Qualified XII (0.90)	5,619.051	11.97	67,260
Qualified XII (0.95)	36,941.971	11.95	441,457
Qualified XII (1.00)	79,018.782	11.93	942,694
Qualified XII (1.05)	10,090.960	11.91	120,183
Qualified XII (1.10)	13,005.953	11.88	154,511
Qualified XII (1.15)	13,009.196	11.86	154,289
Qualified XII (1.20)	2,208.770	11.84	26,152
Qualified XII (1.25)	24,759.003	11.82	292,651
Qualified XII (1.40)	412.866	11.76	4,855
Qualified XII (1.45)	5.431	11.73	64
Qualified XII (1.50)	729.715	11.71	8,545
Qualified XV	3,972.474	11.95	47,471
Qualified XVI	6,267.530	11.71	73,393
Qualified XVII	380.228	11.82	4,494
Qualified XXI	11,374.969	12.02	136,727
Qualified XXXIV	155.578	12.04	1,873
Qualified XXXVIII	1,112.757	12.37	13,765
Qualified XLIII	408.724	12.06	4,929
Qualified LIV	3,218.519	12.02	38,687
Qualified LVI	4,634.887	12.26	56,824
	793,875.912		$ 9,455,783
ING International Value Portfolio - Class I
Currently payable annuity contracts:	174,610.525	$ 11.61	$ 2,027,228
Contracts in accumulation period:
ING Custom Choice 62	518.786	11.12	5,769
ING Custom Choice 65	3,831.771	10.43	39,965
ING MAP PLUS NP8	1,914.794	11.53	22,078
ING MAP PLUS NP11	7,456.183	11.39	84,926
ING MAP PLUS NP12	931.913	11.35	10,577
ING MAP PLUS NP15	7,370.171	11.22	82,693
ING MAP PLUS NP19	439.487	11.04	4,852
ING MAP PLUS NP21	840.440	10.95	9,203
ING MAP PLUS NP22	565.310	10.91	6,168
ING MAP PLUS NP23	1,383.406	10.87	15,038
ING MAP PLUS NP24	212.890	10.82	2,303
ING MAP PLUS NP25	788.083	10.78	8,496
ING MAP PLUS NP27	471.850	10.70	5,049
ING MAP PLUS NP28	802.409	10.65	8,546
ING MAP PLUS NP32	277.164	10.49	2,907
Qualified VI	609,053.155	11.08	6,748,309
Qualified X (1.15)	45,715.873	11.20	512,018
Qualified X (1.25)	137,961.893	11.08	1,528,618
Qualified XII (0.00)	190.931	12.63	2,411
Qualified XII (0.10)	59.747	12.50	747

369

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Value Portfolio - Class I (continued)
Qualified XII (0.20)	175,795.154	$ 12.37	$ 2,174,586
Qualified XII (0.25)	68,811.710	12.31	847,072
Qualified XII (0.30)	29,903.900	12.24	366,024
Qualified XII (0.40)	120,832.059	12.11	1,463,276
Qualified XII (0.50)	114,562.952	11.99	1,373,610
Qualified XII (0.55)	28,307.932	11.93	337,714
Qualified XII (0.60)	2,140,627.046	11.86	25,387,837
Qualified XII (0.65)	50,570.177	11.80	596,728
Qualified XII (0.70)	22,076.987	11.74	259,184
Qualified XII (0.75)	50,847.112	11.68	593,894
Qualified XII (0.80)	111,742.733	11.62	1,298,451
Qualified XII (0.85)	79,639.181	11.56	920,629
Qualified XII (0.90)	3,635.290	11.50	41,806
Qualified XII (0.95)	80,876.851	11.44	925,231
Qualified XII (1.00)	416,555.160	11.38	4,740,398
Qualified XII (1.05)	8,522.302	11.32	96,472
Qualified XII (1.10)	25,917.362	11.26	291,829
Qualified XII (1.15)	40,348.846	11.20	451,907
Qualified XII (1.20)	2,190.628	11.14	24,404
Qualified XII (1.25)	35,355.692	11.08	391,741
Qualified XII (1.30)	2,968.621	11.03	32,744
Qualified XII (1.35)	1,023.132	10.97	11,224
Qualified XII (1.40)	3,901.824	10.91	42,569
Qualified XII (1.45)	312.472	10.86	3,393
Qualified XII (1.50)	11.804	10.80	127
Qualified XIII	1,023.179	11.44	11,705
Qualified XV	4,042.016	11.44	46,241
Qualified XVI	15,012.972	10.80	162,140
Qualified XVIII	4,479.393	11.08	49,632
Qualified XXI	36,238.040	11.62	421,086
Qualified XXVIII	528,219.446	12.70	6,708,387
Qualified XXXII	826.107	11.36	9,385
Qualified XXXIII (0.65)	38,063.314	11.74	446,863
Qualified XXXIV	2,667.980	6.14	16,381
Qualified XXXVIII	13,744.724	6.31	86,729
Qualified XLIII	43.244	6.15	266
Qualified LIV	3,043.206	10.24	31,162
Qualified LVI	16,600.439	10.54	174,969
Qualified LIX	4,335.511	11.99	51,983
	5,279,073.279		$ 62,017,680
ING International Value Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	22,365.920	$ 9.40	$ 210,240

370

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	2,273.580	$ 17.91	$ 40,720
ING Custom Choice 65	6,165.869	17.69	109,074
Qualified VI	685,704.767	16.12	11,053,561
Qualified X (1.15)	13,419.243	16.29	218,599
Qualified X (1.25)	41,818.967	16.12	674,122
Qualified XII (0.00)	32,870.268	18.37	603,827
Qualified XII (0.20)	13,890.846	17.99	249,896
Qualified XII (0.25)	29,105.487	17.90	520,988
Qualified XII (0.30)	11,438.469	17.80	203,605
Qualified XII (0.35)	39.686	17.71	703
Qualified XII (0.40)	21,384.316	17.62	376,792
Qualified XII (0.50)	28,459.716	17.44	496,337
Qualified XII (0.55)	38,420.139	17.35	666,589
Qualified XII (0.60)	17,267.866	17.26	298,043
Qualified XII (0.65)	47,277.460	17.17	811,754
Qualified XII (0.70)	50,268.570	17.08	858,587
Qualified XII (0.75)	149,789.719	16.99	2,544,927
Qualified XII (0.80)	97,926.420	16.90	1,654,956
Qualified XII (0.85)	112,532.386	16.81	1,891,669
Qualified XII (0.90)	2,448.739	16.72	40,943
Qualified XII (0.95)	104,619.733	16.64	1,740,872
Qualified XII (1.00)	331,079.062	16.55	5,479,358
Qualified XII (1.05)	1,799.142	16.46	29,614
Qualified XII (1.10)	20,661.285	16.38	338,432
Qualified XII (1.15)	10,829.311	16.29	176,409
Qualified XII (1.20)	3,290.782	16.21	53,344
Qualified XII (1.25)	29,237.393	16.12	471,307
Qualified XII (1.30)	418.701	16.04	6,716
Qualified XII (1.35)	13.347	15.95	213
Qualified XII (1.40)	1,373.940	15.87	21,804
Qualified XII (1.45)	16.000	15.79	253
Qualified XII (1.50)	189.019	15.71	2,969
Qualified XIII	364.906	16.64	6,072
Qualified XV	302.166	16.64	5,028
Qualified XVI	13,003.714	15.71	204,288
Qualified XVII	836.986	16.12	13,492
Qualified XVIII	4,972.404	16.12	80,155
Qualified XXXII	536.123	17.69	9,484
Qualified XXXIV	1,554.257	11.38	17,687
Qualified XXXVIII	22,858.647	11.69	267,218
Qualified XLIII	1,906.639	11.40	21,736
Qualified LIV	7,755.553	17.37	134,714
Qualified LVI	11,449.501	17.87	204,603
Qualified LIX	114.038	19.31	2,202
	1,971,685.162		$ 32,603,662

371

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
ING MAP PLUS NP1	3,194.644	$ 12.27	$ 39,198
ING MAP PLUS NP6	374.955	12.22	4,582
ING MAP PLUS NP8	38,573.744	12.20	470,600
ING MAP PLUS NP9	12,255.195	12.19	149,391
ING MAP PLUS NP11	11,821.759	12.17	143,871
ING MAP PLUS NP12	174.942	12.16	2,127
ING MAP PLUS NP13	3,656.505	12.15	44,427
ING MAP PLUS NP14	36,016.115	12.14	437,236
ING MAP PLUS NP15	3,387.486	12.13	41,090
ING MAP PLUS NP17	9,069.297	12.11	109,829
ING MAP PLUS NP19	9,151.732	12.09	110,644
ING MAP PLUS NP20	3,083.055	12.08	37,243
ING MAP PLUS NP21	9,546.410	12.07	115,225
ING MAP PLUS NP22	2,824.134	12.06	34,059
ING MAP PLUS NP23	3,425.360	12.05	41,276
ING MAP PLUS NP24	183.971	12.04	2,215
ING MAP PLUS NP26	99.956	12.02	1,201
ING MAP PLUS NP27	82.087	12.01	986
ING MAP PLUS NP28	403.523	12.00	4,842
Qualified XXXV	16,974.797	15.64	265,486
	164,299.667		$ 2,055,528
ING SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	1,767.795	$ 16.68	$ 29,487
ING Custom Choice 65	4,278.654	16.64	71,197
ING MAP PLUS NP3	602.962	17.18	10,359
ING MAP PLUS NP11	257.676	17.00	4,380
ING MAP PLUS NP15	454.792	16.91	7,691
ING MAP PLUS NP21	1,267.274	16.78	21,265
ING MAP PLUS NP24	963.361	16.71	16,098
Qualified V	67.878	10.36	703
Qualified VI	492,734.899	10.53	5,188,498
Qualified X (1.15)	15,611.484	10.64	166,106
Qualified X (1.25)	44,785.268	10.53	471,589
Qualified XII (0.20)	35,195.557	11.75	413,548
Qualified XII (0.25)	324,939.257	11.69	3,798,540
Qualified XII (0.30)	7,066.485	11.63	82,183
Qualified XII (0.40)	5,075.293	11.51	58,417
Qualified XII (0.50)	26,827.713	11.39	305,568
Qualified XII (0.55)	35,371.140	11.33	400,755
Qualified XII (0.60)	21,813.079	11.27	245,833
Qualified XII (0.65)	256,031.707	11.21	2,870,115
Qualified XII (0.70)	20,725.811	11.15	231,093
Qualified XII (0.75)	16,464.380	11.10	182,755
Qualified XII (0.80)	100,018.780	11.04	1,104,207
Qualified XII (0.85)	77,145.226	10.98	847,055
Qualified XII (0.90)	1,414.067	10.92	15,442

372

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING SmallCap Opportunities Portfolio - Class I (continued)
Qualified XII (0.95)	72,009.080	$ 10.87	$ 782,739
Qualified XII (1.00)	341,818.651	10.81	3,695,060
Qualified XII (1.05)	3,081.146	10.75	33,122
Qualified XII (1.10)	10,401.434	10.70	111,295
Qualified XII (1.15)	12,436.028	10.64	132,319
Qualified XII (1.20)	1,155.063	10.59	12,232
Qualified XII (1.25)	22,477.632	10.53	236,689
Qualified XII (1.30)	1,502.829	10.48	15,750
Qualified XII (1.40)	2,631.296	10.37	27,287
Qualified XII (1.45)	533.602	10.31	5,501
Qualified XV	322.534	10.87	3,506
Qualified XVI	9,117.498	10.26	93,546
Qualified XVIII	213.292	10.53	2,246
Qualified XXXIV	83.517	10.80	902
Qualified XLIII	438.300	10.82	4,742
Qualified LIV	10,744.538	16.33	175,458
Qualified LVI	2,328.275	16.81	39,138
Qualified LIX	6,767.735	12.35	83,582
	1,988,942.988		$ 21,997,998
ING SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	6,143.004	$ 14.08	$ 86,493

Invesco Mid Cap Core Equity Fund - Class A
Contracts in accumulation period:
ING Custom Choice 65	33.837	$ 12.91	$ 437
ING MAP PLUS NP1	3,438.173	14.40	49,510
ING MAP PLUS NP9	24.390	13.95	340
ING MAP PLUS NP11	15,806.061	13.84	218,756
ING MAP PLUS NP12	7,339.123	13.79	101,207
ING MAP PLUS NP14	3,032.625	13.68	41,486
ING MAP PLUS NP15	2,023.585	13.62	27,561
ING MAP PLUS NP17	6,644.531	13.52	89,834
ING MAP PLUS NP18	1,094.202	13.46	14,728
ING MAP PLUS NP22	98.657	13.25	1,307
ING MAP PLUS NP23	1,209.730	13.20	15,968
ING MAP PLUS NP26	263.351	13.04	3,434
ING MAP PLUS NP28	21.080	12.94	273
ING MAP PLUS NP30	19.469	12.84	250
ING MAP PLUS NP32	29.831	12.74	380
Qualified VI	56,249.747	12.62	709,872
Qualified XII (0.00)	42,142.584	13.04	549,539
Qualified XII (0.30)	702.718	12.94	9,093
Qualified XII (0.40)	5,442.898	12.91	70,268
Qualified XII (0.50)	353.004	12.87	4,543
Qualified XII (0.55)	206.521	12.85	2,654
Qualified XII (0.60)	94.978	12.84	1,220
Qualified XII (0.65)	259.789	12.82	3,330

373

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Invesco Mid Cap Core Equity Fund - Class A (continued)
Qualified XII (0.70)	5,341.160	$ 12.80	$ 68,367
Qualified XII (0.75)	1,407.776	12.79	18,005
Qualified XII (0.80)	2,182.875	12.77	27,875
Qualified XII (0.85)	11,937.453	12.75	152,203
Qualified XII (0.90)	127.425	12.74	1,623
Qualified XII (0.95)	12,715.906	12.72	161,746
Qualified XII (1.00)	35,891.131	15.49	555,954
Qualified XII (1.10)	1,395.366	12.67	17,679
Qualified XII (1.15)	49.726	12.65	629
Qualified XII (1.25)	2,542.984	12.62	32,092
Qualified XII (1.40)	339.572	12.57	4,268
Qualified XII (1.45)	11.118	12.55	140
Qualified XII (1.50)	312.908	12.54	3,924
Qualified XVI	220.981	12.54	2,771
Qualified XXVII	145,422.484	12.87	1,871,587
Qualified XXXIV	63.067	12.74	803
Qualified LIV	2,185.689	12.77	27,911
Qualified LVI	2,080.198	12.96	26,959
	370,758.703		$ 4,890,526
Invesco Small Cap Growth Fund - Class A
Contracts in accumulation period:
Qualified XII (1.00)	2,250.495	$ 14.15	$ 31,844

Invesco Endeavor Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP13	11.677	$ 12.26	$ 143

Invesco Global Health Care Fund - Investor Class
Contracts in accumulation period:
ING MAP PLUS NP8	1,703.901	$ 34.72	$ 59,159
ING MAP PLUS NP11	1,518.113	34.38	52,193
ING MAP PLUS NP15	148.839	33.94	5,052
ING MAP PLUS NP18	58.359	33.61	1,961
ING MAP PLUS NP21	778.267	33.29	25,909
ING MAP PLUS NP22	772.232	33.18	25,623
ING MAP PLUS NP23	88.285	33.07	2,920
ING MAP PLUS NP28	96.620	32.54	3,144
	5,164.616		$ 175,961
Invesco Van Kampen Small Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP3	309.711	$ 15.27	$ 4,729
ING MAP PLUS NP8	17.328	15.17	263
ING MAP PLUS NP11	1,688.170	15.11	25,508
ING MAP PLUS NP17	1,628.585	14.99	24,412
ING MAP PLUS NP26	1,421.337	14.81	21,050
ING MAP PLUS NP30	36.643	14.73	540
ING MAP PLUS NP32	342.121	14.69	5,026
	5,443.895		$ 81,528

374

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Invesco Van Kampen Small Cap Value Fund - Class Y
Contracts in accumulation period:
Qualified XLII	1,024,018.552	$ 8.62	$ 8,827,040

Invesco V.I. Capital Appreciation Fund - Series I Shares
Currently payable annuity contracts:	5,852.545	$4.94 to $9.66	$ 29,768
Contracts in accumulation period:
ING Custom Choice 65	3,248.361	10.05	32,646
Qualified VI	808,905.602	8.11	6,560,224
Qualified VIII	1,851.490	8.10	14,997
Qualified X (1.15)	44,047.806	8.21	361,632
Qualified X (1.25)	42,641.407	8.11	345,822
Qualified XII (0.05)	3,897.289	9.16	35,699
Qualified XII (0.20)	8,565.511	9.27	79,402
Qualified XII (0.25)	18,086.339	9.21	166,575
Qualified XII (0.30)	5,815.668	9.15	53,213
Qualified XII (0.40)	21,470.947	9.04	194,097
Qualified XII (0.50)	21,768.400	8.92	194,174
Qualified XII (0.55)	23,213.593	8.86	205,672
Qualified XII (0.60)	11,748.427	8.81	103,504
Qualified XII (0.65)	125,823.273	8.75	1,100,954
Qualified XII (0.70)	37,128.762	8.70	323,020
Qualified XII (0.75)	42,457.194	8.64	366,830
Qualified XII (0.80)	76,192.098	8.59	654,490
Qualified XII (0.85)	196,242.461	8.53	1,673,948
Qualified XII (0.90)	2,620.670	8.48	22,223
Qualified XII (0.95)	149,554.862	8.43	1,260,747
Qualified XII (1.00)	159,805.287	8.37	1,337,570
Qualified XII (1.05)	26,397.999	8.32	219,631
Qualified XII (1.10)	50,108.498	8.27	414,397
Qualified XII (1.15)	15,460.488	8.21	126,931
Qualified XII (1.20)	19,136.240	8.16	156,152
Qualified XII (1.25)	35,318.668	8.11	286,434
Qualified XII (1.30)	3,951.706	8.06	31,851
Qualified XII (1.35)	2.000	8.01	16
Qualified XII (1.40)	14,887.799	7.96	118,507
Qualified XII (1.45)	1,598.705	7.91	12,646
Qualified XII (1.50)	2,763.015	7.86	21,717
Qualified XV	9,666.851	8.40	81,202
Qualified XVI	28,212.444	7.86	221,750
Qualified XVIII	319.439	8.11	2,591
Qualified XXVII	330,032.455	5.16	1,702,967
Qualified XXXII	284.134	9.49	2,696
Qualified XXXIV	10,385.718	7.02	72,908
Qualified XXXVI	682.961	9.69	6,618
Qualified XXXVIII	7,121.967	7.21	51,349
Qualified XLIII	779.358	7.03	5,479
Qualified LIV	6,425.618	9.86	63,357
Qualified LVI	28,168.696	10.14	285,631
	2,402,642.751		$ 19,002,037

375

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Invesco V.I. Core Equity Fund - Series I Shares
Currently payable annuity contracts:	52,922.970	$12.17 to $13.68	$ 719,714
Contracts in accumulation period:
ING Custom Choice 65	8,874.156	13.18	116,961
Qualified VI	1,121,646.483	9.92	11,126,733
Qualified X (1.15)	51,360.636	10.05	516,174
Qualified X (1.25)	48,092.786	9.92	477,080
Qualified XII (0.05)	11,787.087	11.21	132,133
Qualified XII (0.20)	13,132.503	11.34	148,923
Qualified XII (0.25)	18,670.069	11.27	210,412
Qualified XII (0.30)	12,508.598	11.19	139,971
Qualified XII (0.35)	1,072.564	11.12	11,927
Qualified XII (0.40)	24,307.969	11.05	268,603
Qualified XII (0.50)	23,759.392	10.91	259,215
Qualified XII (0.55)	40,947.758	10.84	443,874
Qualified XII (0.60)	18,171.521	10.78	195,889
Qualified XII (0.65)	114,277.136	10.71	1,223,908
Qualified XII (0.70)	49,666.088	10.64	528,447
Qualified XII (0.75)	50,550.368	10.57	534,317
Qualified XII (0.80)	110,565.602	10.51	1,162,044
Qualified XII (0.85)	184,223.925	10.44	1,923,298
Qualified XII (0.90)	6,563.151	10.37	68,060
Qualified XII (0.95)	176,657.287	10.31	1,821,337
Qualified XII (1.00)	426,367.405	10.24	4,366,002
Qualified XII (1.05)	52,221.258	10.18	531,612
Qualified XII (1.10)	52,107.145	10.11	526,803
Qualified XII (1.15)	27,417.778	10.05	275,549
Qualified XII (1.20)	26,534.454	9.98	264,814
Qualified XII (1.25)	52,372.143	9.92	519,532
Qualified XII (1.30)	1,596.764	9.86	15,744
Qualified XII (1.35)	0.146	9.80	1
Qualified XII (1.40)	11,968.445	9.73	116,453
Qualified XII (1.45)	4,067.967	9.67	39,337
Qualified XII (1.50)	6,554.140	9.61	62,985
Qualified XV	3,311.455	10.28	34,042
Qualified XVI	29,720.542	9.61	285,614
Qualified XVII	328.853	9.93	3,266
Qualified XVIII	3,021.838	9.93	30,007
Qualified XXVII	556,507.423	8.08	4,496,580
Qualified XXXII	429.966	13.33	5,731
Qualified XXXIII (0.65)	3,285.726	13.89	45,639
Qualified XXXIV	12,260.259	9.39	115,124
Qualified XXXVI	3,998.436	14.03	56,098
Qualified XXXVIII	24,961.058	9.66	241,124
Qualified XLIII	239.695	9.41	2,256
Qualified LIV	3,368.543	12.93	43,555
Qualified LVI	50,638.293	13.29	672,983
Qualified LIX	773.026	14.19	10,969
	3,493,810.807		$ 34,790,840

376

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Balanced Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	3,648.353	$ 35.68	$ 130,173
Qualified XII (0.40)	0.193	35.79	7
Qualified XII (0.50)	190.896	24.53	4,683
Qualified XII (0.65)	15.038	22.87	344
Qualified XII (0.70)	6.674	22.71	152
Qualified XII (0.90)	60.671	23.43	1,422
Qualified XII (0.95)	150.424	33.30	5,009
Qualified XII (1.00)	173.889	33.04	5,745
Qualified XII (1.15)	57.602	32.27	1,859
Qualified XII (1.20)	34.547	32.02	1,106
Qualified XII (1.40)	0.074	31.03	2
	4,338.361		$ 150,502
Janus Aspen Series Enterprise Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	9,049.790	$ 30.67	$ 277,557
Qualified XII (0.40)	10.793	23.10	249
Qualified XII (0.45)	0.050	19.71	1
Qualified XII (0.50)	200.550	20.24	4,059
Qualified XII (0.65)	15.006	19.18	288
Qualified XII (0.70)	727.500	19.05	13,859
Qualified XII (0.85)	139.606	21.83	3,048
Qualified XII (0.90)	28.425	19.66	559
Qualified XII (0.95)	161.551	21.49	3,472
Qualified XII (1.00)	8.960	21.32	191
Qualified XII (1.20)	677.350	20.66	13,994
Qualified XII (1.50)	12.704	19.71	250
Qualified XVII	151.803	30.67	4,656
	11,184.088		$ 322,183
Janus Aspen Series Flexible Bond Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	1,446.844	$ 29.46	$ 42,624
Qualified X (1.15)	7.614	20.09	153
Qualified XII (0.50)	21.198	22.31	473
Qualified XII (0.60)	0.229	21.60	5
Qualified XII (0.70)	767.954	21.31	16,365
Qualified XII (0.80)	20.217	21.46	434
Qualified XII (0.85)	1.343	26.20	35
Qualified XII (0.95)	0.202	25.80	5
Qualified XII (1.00)	186.648	25.59	4,776
Qualified XII (1.15)	11.384	25.00	285
Qualified XII (1.50)	7.924	23.67	188
	2,471.557		$ 65,343

377

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Janus Portfolio - Institutional Shares
Contracts in accumulation period:
Qualified VI	1,925.647	$ 19.60	$ 37,743
Qualified X (1.15)	18.069	21.31	385
Qualified XII (0.50)	237.268	12.96	3,075
Qualified XII (0.70)	964.006	11.90	11,472
Qualified XII (0.80)	55.818	12.92	721
Qualified XII (0.85)	0.179	17.83	3
Qualified XII (0.90)	35.407	12.38	438
Qualified XII (0.95)	72.141	17.56	1,267
Qualified XII (1.00)	6.109	17.42	106
Qualified XII (1.05)	1.835	17.29	32
Qualified XII (1.40)	3.336	16.36	55
Qualified XXXIV	220.049	8.54	1,879
	3,539.864		$ 57,176
Janus Aspen Series Worldwide Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	4,269.786	$ 19.68	$ 84,029
Qualified XII (0.40)	57.235	18.15	1,039
Qualified XII (0.45)	0.092	10.50	1
Qualified XII (0.50)	172.893	11.70	2,023
Qualified XII (0.65)	14.967	10.22	153
Qualified XII (0.70)	945.524	10.15	9,597
Qualified XII (0.80)	40.992	11.77	482
Qualified XII (0.85)	82.545	17.15	1,416
Qualified XII (0.90)	57.485	11.36	653
Qualified XII (0.95)	77.034	16.88	1,300
Qualified XII (1.00)	251.556	16.75	4,214
Qualified XII (1.15)	91.112	16.36	1,491
Qualified XII (1.20)	196.068	16.24	3,184
Qualified XII (1.50)	4.382	15.49	68
Qualified XVII	213.254	19.68	4,197
	6,474.925		$ 113,847
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
Contracts in accumulation period:
ING Custom Choice 65	97.731	$ 8.52	$ 833
ING MAP PLUS NP8	23,971.713	8.46	202,801
ING MAP PLUS NP17	489.331	8.28	4,052
Qualified VI	67,635.010	8.19	553,931
Qualified XII (0.00)	857.810	8.68	7,446
Qualified XII (0.20)	4,211.595	8.60	36,220
Qualified XII (0.40)	5,523.772	8.52	47,063
Qualified XII (0.50)	236,493.855	8.48	2,005,468
Qualified XII (0.55)	140.157	8.46	1,186
Qualified XII (0.60)	3,317.264	8.44	27,998
Qualified XII (0.65)	28.184	8.42	237
Qualified XII (0.70)	678.446	8.40	5,699
Qualified XII (0.75)	11,345.473	8.38	95,075
Qualified XII (0.80)	19,180.684	8.36	160,351

378

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
(continued)
Qualified XII (0.85)	28,222.465	$ 8.34	$ 235,375
Qualified XII (0.95)	9,562.941	8.30	79,372
Qualified XII (1.00)	26,095.254	8.28	216,069
Qualified XII (1.05)	143.519	8.26	1,185
Qualified XII (1.10)	613.900	8.24	5,059
Qualified XII (1.15)	39.221	8.22	322
Qualified XII (1.20)	2,186.285	8.21	17,949
Qualified XII (1.25)	2,137.405	8.19	17,505
Qualified XII (1.35)	2,693.778	8.15	21,954
Qualified XII (1.40)	46.074	8.13	375
Qualified XV	18.202	8.30	151
Qualified XVI	4,634.294	8.09	37,491
Qualified XVII	291.921	8.19	2,391
Qualified XXXIV	65.869	8.88	585
Qualified XXXVIII	164.298	9.13	1,500
Qualified LIV	932.533	8.36	7,796
	451,818.984		$ 3,793,439
LKCM Aquinas Growth Fund
Contracts in accumulation period:
Qualified XXXIV	28,941.489	$ 10.05	$ 290,862

Loomis Sayles Small Cap Value Fund - Retail Class
Contracts in accumulation period:
ING Custom Choice 62	13.607	$ 10.84	$ 147
ING Custom Choice 65	362.390	11.19	4,055
Qualified VI	178,747.889	10.84	1,937,627
Qualified XII (0.30)	156.822	11.23	1,761
Qualified XII (0.40)	9,938.409	11.19	111,211
Qualified XII (0.50)	24,093.814	11.14	268,405
Qualified XII (0.55)	1,139.910	11.12	12,676
Qualified XII (0.60)	6,595.059	11.10	73,205
Qualified XII (0.65)	1,582.088	11.08	17,530
Qualified XII (0.70)	3,755.295	11.06	41,534
Qualified XII (0.75)	25,922.368	11.04	286,183
Qualified XII (0.80)	12,254.088	11.02	135,040
Qualified XII (0.85)	67,440.212	11.00	741,842
Qualified XII (0.90)	2,654.931	10.98	29,151
Qualified XII (0.95)	27,053.824	10.96	296,510
Qualified XII (1.00)	168,310.225	10.94	1,841,314
Qualified XII (1.05)	364.172	10.92	3,977
Qualified XII (1.10)	7,406.299	10.90	80,729
Qualified XII (1.15)	4,894.812	10.88	53,256
Qualified XII (1.20)	41.654	10.86	452
Qualified XII (1.25)	4,840.411	10.84	52,470
Qualified XII (1.40)	595.076	10.78	6,415
Qualified XII (1.50)	154.260	10.75	1,658
Qualified XVI	6,681.102	10.75	71,822
Qualified XXI	83,693.922	11.02	922,307

379

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Loomis Sayles Small Cap Value Fund - Retail Class
(continued)
Qualified XXXIV	112.636	$ 11.04	$ 1,244
Qualified XXXVIII	1,532.832	11.35	17,398
Qualified LIV	18,882.866	11.02	208,089
Qualified LVI	8,560.720	11.25	96,308
	667,781.693		$ 7,314,316
Lord Abbett Developing Growth Fund, Inc. - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	1,296.925	$ 14.26	$ 18,494
ING MAP PLUS NP11	1,818.999	14.22	25,866
ING MAP PLUS NP13	90.794	14.19	1,288
ING MAP PLUS NP14	1,780.606	14.18	25,249
ING MAP PLUS NP15	66.997	14.16	949
ING MAP PLUS NP26	124.433	14.01	1,743
ING MAP PLUS NP30	222.210	13.96	3,102
	5,400.964		$ 76,691
Lord Abbett Core Fixed Income Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP15	176.314	$ 10.61	$ 1,871
ING MAP PLUS NP20	482.255	10.57	5,097
ING MAP PLUS NP24	4,194.953	10.53	44,173
ING MAP PLUS NP26	13.764	10.52	145
	4,867.286		$ 51,286
Lord Abbett Mid-Cap Value Fund, Inc. - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	12,539.211	$ 13.08	$ 164,013
ING MAP PLUS NP9	18,470.688	13.03	240,673
ING MAP PLUS NP11	12,081.315	12.93	156,211
ING MAP PLUS NP12	1,054.635	12.88	13,584
ING MAP PLUS NP13	1,378.949	12.83	17,692
ING MAP PLUS NP15	20,652.555	12.73	262,907
ING MAP PLUS NP16	78.731	12.68	998
ING MAP PLUS NP17	2,624.935	12.63	33,153
ING MAP PLUS NP20	13,692.199	12.48	170,879
ING MAP PLUS NP23	2,983.783	12.33	36,790
ING MAP PLUS NP26	86.252	12.18	1,051
ING MAP PLUS NP28	1,059.425	12.09	12,808
ING MAP PLUS NP32	323.250	11.90	3,847
Qualified XII (1.00)	15,225.996	15.01	228,542
	102,251.924		$ 1,343,148

380

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Small-Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	13,233.085	$ 18.50	$ 244,812
ING MAP PLUS NP9	106.146	18.43	1,956
ING MAP PLUS NP11	18,663.089	18.29	341,348
ING MAP PLUS NP12	452.341	18.21	8,237
ING MAP PLUS NP13	393.378	18.14	7,136
ING MAP PLUS NP14	608.442	18.07	10,995
ING MAP PLUS NP15	3,338.053	18.00	60,085
ING MAP PLUS NP17	108.214	17.86	1,933
ING MAP PLUS NP20	11,064.555	17.65	195,289
ING MAP PLUS NP21	4,605.054	17.58	80,957
ING MAP PLUS NP23	9,218.787	17.44	160,776
ING MAP PLUS NP29	1,414.089	17.03	24,082
	63,205.233		$ 1,137,606
Lord Abbett Fundamental Equity Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	1,874.046	$ 11.85	$ 22,207
ING MAP PLUS NP18	167.141	11.66	1,949
ING MAP PLUS NP21	1,711.231	11.62	19,885
ING MAP PLUS NP30	98.892	11.52	1,139
	3,851.310		$ 45,180
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Currently payable annuity contracts:	68,085.933	$ 13.51	$ 919,841
Contracts in accumulation period:
ING Custom Choice 62	758.075	12.52	9,491
ING Custom Choice 65	14,811.293	11.60	171,811
Qualified VI	1,224,326.095	13.00	15,916,239
Qualified X (1.15)	53,996.549	13.13	708,975
Qualified X (1.25)	143,372.076	13.00	1,863,837
Qualified XII (0.10)	81.821	14.66	1,199
Qualified XII (0.20)	118,598.974	14.51	1,720,871
Qualified XII (0.25)	128,101.683	14.43	1,848,507
Qualified XII (0.30)	31,626.408	14.35	453,839
Qualified XII (0.35)	130.608	14.28	1,865
Qualified XII (0.40)	71,716.788	14.21	1,019,096
Qualified XII (0.50)	54,942.927	14.06	772,498
Qualified XII (0.55)	34,220.770	13.98	478,406
Qualified XII (0.60)	1,013,189.523	13.91	14,093,466
Qualified XII (0.65)	140,878.105	13.84	1,949,753
Qualified XII (0.70)	84,097.630	13.77	1,158,024
Qualified XII (0.75)	70,963.108	13.69	971,485
Qualified XII (0.80)	76,153.825	13.62	1,037,215
Qualified XII (0.85)	369,790.605	13.55	5,010,663
Qualified XII (0.90)	8,788.166	13.48	118,464
Qualified XII (0.95)	253,651.166	13.41	3,401,462
Qualified XII (1.00)	732,382.810	13.34	9,769,987
Qualified XII (1.05)	20,886.295	13.27	277,161
Qualified XII (1.10)	38,136.166	13.20	503,397

381

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC (continued)
Qualified XII (1.15)	32,890.276	$ 13.13	$ 431,849
Qualified XII (1.20)	8,303.716	13.07	108,530
Qualified XII (1.25)	82,997.602	13.00	1,078,969
Qualified XII (1.30)	6,668.993	12.93	86,230
Qualified XII (1.35)	1,164.700	12.86	14,978
Qualified XII (1.40)	5,401.719	12.80	69,142
Qualified XII (1.45)	963.413	12.73	12,264
Qualified XII (1.50)	1,644.367	12.66	20,818
Qualified XIII	359.664	13.41	4,823
Qualified XV	6,743.574	13.41	90,431
Qualified XVI	43,191.641	12.66	546,806
Qualified XVII	1,194.138	13.00	15,524
Qualified XVIII	1,848.660	13.00	24,033
Qualified XXVII	886,700.617	16.51	14,639,427
Qualified XXVIII	576,679.357	14.30	8,246,515
Qualified XXXII	3,004.596	13.09	39,330
Qualified XXXIII (0.65)	31,931.648	15.49	494,621
Qualified XXXIV	1,781.424	8.50	15,142
Qualified XXXVIII	11,649.551	8.73	101,701
Qualified XLIII	1,870.573	8.51	15,919
Qualified LIV	35,868.328	11.38	408,182
Qualified LVI	26,280.965	11.70	307,487
	6,522,826.921		$ 90,950,273
Massachusetts Investors Growth Stock Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	22,922.681	$ 12.95	$ 296,849
ING MAP PLUS NP12	7,425.285	12.75	94,672
ING MAP PLUS NP15	1,113.589	12.60	14,031
ING MAP PLUS NP17	1,020.031	12.50	12,750
ING MAP PLUS NP18	19.339	12.45	241
ING MAP PLUS NP20	265.940	12.35	3,284
ING MAP PLUS NP23	546.236	12.20	6,664
	33,313.101		$ 428,491
Neuberger Berman Genesis Fund® - Trust Class
Contracts in accumulation period:
ING MAP PLUS NP11	3,250.135	$ 12.15	$ 39,489
ING MAP PLUS NP18	2,217.859	12.09	26,814
ING MAP PLUS NP30	11.229	11.99	135
	5,479.223		$ 66,438

382

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Neuberger Berman Socially Responsive Fund® - Trust
Class
Contracts in accumulation period:
ING Custom Choice 62	212.371	$ 10.20	$ 2,166
ING MAP PLUS NP6	8,165.452	10.64	86,880
ING MAP PLUS NP8	5,214.510	10.58	55,170
ING MAP PLUS NP9	31,116.506	10.55	328,279
ING MAP PLUS NP11	980.474	10.49	10,285
ING MAP PLUS NP12	17,379.237	10.46	181,787
ING MAP PLUS NP13	590.739	10.44	6,167
ING MAP PLUS NP14	17,149.677	10.41	178,528
ING MAP PLUS NP15	26,072.914	10.38	270,637
ING MAP PLUS NP16	886.701	10.35	9,177
ING MAP PLUS NP17	9,030.783	10.32	93,198
ING MAP PLUS NP18	624.259	10.29	6,424
ING MAP PLUS NP19	1,154.385	10.26	11,844
ING MAP PLUS NP22	833.909	10.17	8,481
ING MAP PLUS NP25	5,512.035	10.09	55,616
ING MAP PLUS NP26	1,699.034	10.06	17,092
ING MAP PLUS NP28	112.073	10.00	1,121
ING MAP PLUS NP32	178.198	9.89	1,762
Qualified V	79.773	10.11	807
Qualified VI	191,546.676	10.20	1,953,776
Qualified XII (0.25)	308.949	10.80	3,337
Qualified XII (0.30)	2,117.982	10.77	22,811
Qualified XII (0.40)	5,148.279	10.70	55,087
Qualified XII (0.50)	18,133.856	10.64	192,944
Qualified XII (0.55)	24,007.192	10.61	254,716
Qualified XII (0.60)	26,248.630	10.58	277,711
Qualified XII (0.65)	20,286.723	10.55	214,025
Qualified XII (0.70)	9,711.490	10.52	102,165
Qualified XII (0.75)	22,037.231	10.49	231,171
Qualified XII (0.80)	7,387.912	10.46	77,278
Qualified XII (0.85)	44,934.936	10.43	468,671
Qualified XII (0.90)	956.130	10.41	9,953
Qualified XII (0.95)	46,798.940	10.38	485,773
Qualified XII (1.00)	396,970.606	10.35	4,108,646
Qualified XII (1.05)	3,914.744	10.32	40,400
Qualified XII (1.10)	5,966.181	10.29	61,392
Qualified XII (1.15)	4,487.019	10.26	46,037
Qualified XII (1.20)	4,825.238	10.23	49,362
Qualified XII (1.25)	18,964.269	10.20	193,436
Qualified XII (1.30)	78.679	10.17	800
Qualified XII (1.40)	1,832.735	10.11	18,529
Qualified XV	375.763	10.38	3,900
Qualified XVI	7,887.924	10.06	79,353
Qualified XXXIV	380.056	9.22	3,504
Qualified XXXVIII	2,075.341	9.47	19,653
Qualified LIV	1,603.196	10.52	16,866
Qualified LVI	5,545.950	10.81	59,952
	1,001,525.657		$ 10,376,669

383

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
New Perspective Fund®, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	125,636.315	$ 15.07	$ 1,893,339
ING MAP PLUS NP6	10,304.241	14.77	152,194
ING MAP PLUS NP8	24,826.780	14.65	363,712
ING MAP PLUS NP9	4,733.762	14.60	69,113
ING MAP PLUS NP10	233.864	14.54	3,400
ING MAP PLUS NP11	6,756.008	14.48	97,827
ING MAP PLUS NP12	7,474.907	14.42	107,788
ING MAP PLUS NP13	2,632.288	14.37	37,826
ING MAP PLUS NP14	17,810.467	14.31	254,868
ING MAP PLUS NP15	15,514.507	14.25	221,082
ING MAP PLUS NP17	2,088.989	14.14	29,538
ING MAP PLUS NP18	488.881	14.09	6,888
ING MAP PLUS NP19	1,763.990	14.03	24,749
ING MAP PLUS NP21	4,524.888	13.92	62,986
ING MAP PLUS NP22	1,640.544	13.87	22,754
ING MAP PLUS NP23	3,884.214	13.81	53,641
ING MAP PLUS NP24	2,039.041	13.76	28,057
ING MAP PLUS NP25	1.620	13.70	22
ING MAP PLUS NP26	1,504.985	13.65	20,543
ING MAP PLUS NP28	1,809.468	13.54	24,500
ING MAP PLUS NP29	35.259	13.49	476
ING MAP PLUS NP30	30.148	13.43	405
ING MAP PLUS NP32	131.692	13.33	1,755
	235,866.858		$ 3,477,463
New Perspective Fund®, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	612.079	$ 14.65	$ 8,967
ING Custom Choice 65	3,225.940	14.05	45,324
Qualified VI	818,726.088	14.26	11,675,034
Qualified XII (0.00)	51,749.153	15.69	811,944
Qualified XII (0.20)	147,102.621	15.45	2,272,735
Qualified XII (0.25)	2,063.010	15.40	31,770
Qualified XII (0.30)	50,766.797	15.34	778,763
Qualified XII (0.35)	2,552.604	15.28	39,004
Qualified XII (0.40)	45,889.172	15.22	698,433
Qualified XII (0.50)	866,891.059	15.10	13,090,055
Qualified XII (0.55)	35,787.564	15.04	538,245
Qualified XII (0.60)	22,867.806	14.99	342,788
Qualified XII (0.65)	52,508.476	14.93	783,952
Qualified XII (0.70)	27,032.188	14.87	401,969
Qualified XII (0.75)	209,691.097	14.82	3,107,622
Qualified XII (0.80)	172,932.276	14.76	2,552,480
Qualified XII (0.85)	220,524.104	14.70	3,241,704
Qualified XII (0.90)	2,951.453	14.65	43,239
Qualified XII (0.95)	292,742.582	14.59	4,271,114
Qualified XII (1.00)	555,728.736	14.53	8,074,739
Qualified XII (1.05)	8,168.747	14.48	118,283

384

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
New Perspective Fund®, Inc. - Class R-4 (continued)
Qualified XII (1.10)	17,858.540	$ 14.42	$ 257,520
Qualified XII (1.15)	14,208.549	14.37	204,177
Qualified XII (1.20)	16,606.190	14.31	237,635
Qualified XII (1.25)	61,585.805	14.26	878,214
Qualified XII (1.30)	1,761.887	14.20	25,019
Qualified XII (1.35)	917.850	14.15	12,988
Qualified XII (1.40)	8,507.991	14.10	119,963
Qualified XII (1.45)	1,048.867	14.04	14,726
Qualified XII (1.50)	722.813	13.99	10,112
Qualified XV	1,163.467	14.59	16,975
Qualified XVI	12,570.518	13.99	175,862
Qualified XVII	2,785.784	14.37	40,032
Qualified XXI	214,935.275	14.76	3,172,445
Qualified XXVII	621,220.097	13.31	8,268,439
Qualified XXXIII (0.65)	22,285.030	15.34	341,852
Qualified XXXVIII	11,187.315	8.77	98,113
Qualified LIV	13,851.260	13.79	191,009
Qualified LVI	4,961.066	14.18	70,348
	4,618,691.856		$ 67,063,593
Oppenheimer Capital Appreciation Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	186.162	$ 10.62	$ 1,977
ING MAP PLUS NP12	942.406	10.49	9,886
ING MAP PLUS NP15	29,376.160	10.37	304,631
ING MAP PLUS NP19	6,733.729	10.21	68,751
ING MAP PLUS NP21	7.350	10.13	74
ING MAP PLUS NP22	444.875	10.09	4,489
ING MAP PLUS NP23	1,005.908	10.05	10,109
	38,696.590		$ 399,917
Oppenheimer Developing Markets Fund - Class A
Contracts in accumulation period:
ING Custom Choice 62	4,871.723	$ 30.62	$ 149,172
ING Custom Choice 65	14,369.678	22.41	322,024
ING MAP PLUS NP1	22,456.728	30.05	674,825
ING MAP PLUS NP3	984.402	29.82	29,355
ING MAP PLUS NP4	2,641.982	29.70	78,467
ING MAP PLUS NP6	5,686.942	29.47	167,594
ING MAP PLUS NP8	4,392.670	29.23	128,398
ING MAP PLUS NP9	3,930.649	29.12	114,460
ING MAP PLUS NP11	3,597.375	28.89	103,928
ING MAP PLUS NP12	9,958.209	28.78	286,597
ING MAP PLUS NP13	148.050	28.66	4,243
ING MAP PLUS NP14	6,938.616	28.55	198,097
ING MAP PLUS NP15	10,571.459	28.44	300,652
ING MAP PLUS NP16	6,114.709	28.32	173,169
ING MAP PLUS NP17	6,297.515	28.21	177,653
ING MAP PLUS NP18	2,241.324	28.10	62,981
ING MAP PLUS NP19	5,092.663	27.99	142,544

385

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Developing Markets Fund - Class A
(continued)
ING MAP PLUS NP20	1,080.243	$ 27.88	$ 30,117
ING MAP PLUS NP21	6,284.685	27.77	174,526
ING MAP PLUS NP22	2,354.728	27.66	65,132
ING MAP PLUS NP23	4,019.082	27.55	110,726
ING MAP PLUS NP25	805.016	27.33	22,001
ING MAP PLUS NP26	1,390.692	27.23	37,869
ING MAP PLUS NP28	101.341	27.01	2,737
ING MAP PLUS NP32	26.496	26.59	705
Qualified V	58.676	60.22	3,533
Qualified VI	1,095,189.298	61.33	67,167,960
Qualified XII (0.00)	7,549.428	70.71	533,820
Qualified XII (0.10)	22.179	69.91	1,551
Qualified XII (0.20)	33,584.174	69.12	2,321,338
Qualified XII (0.25)	1,095.039	68.72	75,251
Qualified XII (0.30)	7,114.507	68.33	486,134
Qualified XII (0.40)	91,690.306	67.56	6,194,597
Qualified XII (0.50)	412,464.815	66.79	27,548,525
Qualified XII (0.55)	27,118.564	66.41	1,800,944
Qualified XII (0.60)	16,735.422	66.04	1,105,207
Qualified XII (0.65)	47,575.154	65.66	3,123,785
Qualified XII (0.70)	55,322.334	65.29	3,611,995
Qualified XII (0.75)	62,432.948	64.92	4,053,147
Qualified XII (0.80)	33,005.592	64.55	2,130,511
Qualified XII (0.85)	215,905.504	64.18	13,856,815
Qualified XII (0.90)	6,336.364	63.82	404,387
Qualified XII (0.95)	171,874.491	63.46	10,907,155
Qualified XII (1.00)	674,108.268	63.10	42,536,232
Qualified XII (1.05)	10,146.251	62.74	636,576
Qualified XII (1.10)	17,563.941	62.38	1,095,639
Qualified XII (1.15)	33,151.143	62.03	2,056,365
Qualified XII (1.20)	8,667.777	61.68	534,628
Qualified XII (1.25)	54,436.516	61.33	3,338,592
Qualified XII (1.30)	1,428.392	60.98	87,103
Qualified XII (1.35)	196.117	60.63	11,891
Qualified XII (1.40)	4,429.538	60.29	267,057
Qualified XII (1.45)	483.372	59.95	28,978
Qualified XII (1.50)	174.086	59.61	10,377
Qualified XIII	1,344.049	63.46	85,293
Qualified XV	4,578.991	63.46	290,583
Qualified XVI	20,312.731	59.61	1,210,842
Qualified XVII	3,456.722	61.33	212,001
Qualified XXI	34,087.976	64.55	2,200,379
Qualified XXVII	1,266,546.297	41.60	52,688,326
Qualified XXXIV	26,455.104	9.42	249,207
Qualified XXXVIII	35,113.009	9.68	339,894
Qualified XLIII	9,398.413	9.44	88,721
Qualified LIV	65,629.191	21.99	1,443,186
Qualified LVI	53,385.942	22.61	1,207,056
	4,736,525.598		$ 259,503,553

386

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Gold & Special Minerals Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP13	126.532	$ 12.89	$ 1,631
ING MAP PLUS NP14	331.322	12.88	4,267
ING MAP PLUS NP21	84.925	12.79	1,086
	542.779		$ 6,984
Oppenheimer International Bond Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP13	31.800	$ 10.65	$ 339
ING MAP PLUS NP14	7,928.888	10.64	84,363
ING MAP PLUS NP17	61.066	10.61	648
ING MAP PLUS NP18	105.629	10.60	1,120
ING MAP PLUS NP20	463.460	10.58	4,903
ING MAP PLUS NP21	3,339.317	10.57	35,297
ING MAP PLUS NP26	621.325	10.52	6,536
ING MAP PLUS NP28	28.298	10.50	297
	12,579.783		$ 133,503
Oppenheimer Global Securities/VA
Contracts in accumulation period:
ING MAP PLUS NP11	80.257	$ 13.67	$ 1,097
ING MAP PLUS NP29	0.039	12.73	-
Qualified VI	3,922.205	21.05	82,562
Qualified X (1.15)	25.333	21.34	541
Qualified XII (0.40)	44.365	23.58	1,046
Qualified XII (0.50)	65.767	23.33	1,534
Qualified XII (0.60)	0.326	22.95	7
Qualified XII (0.70)	3,169.171	22.64	71,750
Qualified XII (0.80)	110.549	22.39	2,475
Qualified XII (0.85)	257.670	22.24	5,731
Qualified XII (0.95)	180.923	21.94	3,969
Qualified XII (1.00)	1,065.967	21.79	23,227
Qualified XII (1.10)	126.910	21.49	2,727
Qualified XII (1.15)	348.582	21.34	7,439
Qualified XII (1.20)	19.643	21.20	416
Qualified XII (1.25)	87.189	21.05	1,835
Qualified XII (1.40)	0.028	20.63	1
Qualified XII (1.50)	12.654	20.35	258
	9,517.578		$ 206,615
Oppenheimer Global Strategic Income Fund/VA
Contracts in accumulation period:
Qualified VI	1,457.528	$ 18.36	$ 26,760
Qualified XII (0.60)	0.214	20.08	4
Qualified XII (0.65)	0.303	19.94	6
Qualified XII (0.70)	3,613.355	19.80	71,544
Qualified XII (1.00)	380.213	19.00	7,224
	5,451.613		$ 105,538

Oppenheimer Main Street Fund®/VA
Contracts in accumulation period	7,542.449	$8.52 to $9.69	$ 65,194

387

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA
Contracts in accumulation period:
ING Custom Choice 62	655.322	$ 12.72	$ 8,336
ING Custom Choice 65	127.744	13.51	1,726
Qualified VI	215,726.123	12.72	2,744,036
Qualified X (1.15)	10,556.737	14.60	154,128
Qualified X (1.25)	14,854.321	14.49	215,239
Qualified XII (0.20)	2,739.269	13.64	37,364
Qualified XII (0.25)	307.786	13.60	4,186
Qualified XII (0.30)	3,246.942	13.55	43,996
Qualified XII (0.40)	7,214.918	13.46	97,113
Qualified XII (0.50)	31,593.666	13.37	422,407
Qualified XII (0.55)	49,129.134	13.33	654,891
Qualified XII (0.60)	1,738.083	13.28	23,082
Qualified XII (0.65)	22,679.588	13.24	300,278
Qualified XII (0.70)	10,228.763	13.19	134,917
Qualified XII (0.75)	26,612.983	13.15	349,961
Qualified XII (0.80)	8,063.527	13.11	105,713
Qualified XII (0.85)	53,134.352	13.06	693,935
Qualified XII (0.90)	3,593.879	13.02	46,792
Qualified XII (0.95)	51,093.215	12.98	663,190
Qualified XII (1.00)	110,928.599	12.93	1,434,307
Qualified XII (1.05)	3,653.611	12.89	47,095
Qualified XII (1.10)	9,133.201	12.85	117,362
Qualified XII (1.15)	3,618.273	12.80	46,314
Qualified XII (1.20)	2,454.292	12.76	31,317
Qualified XII (1.25)	18,227.916	12.72	231,859
Qualified XII (1.30)	660.838	12.68	8,379
Qualified XII (1.40)	978.224	12.59	12,316
Qualified XII (1.45)	236.041	12.55	2,962
Qualified XII (1.50)	136.297	12.51	1,705
Qualified XIII	23.267	12.98	302
Qualified XV	5,393.705	12.98	70,010
Qualified XVI	6,542.504	12.51	81,847
Qualified XVIII	2,085.159	14.76	30,777
Qualified XXXII	877.947	14.49	12,721
Qualified XXXIV	2,473.112	9.46	23,396
Qualified XXXVIII	6,523.660	9.72	63,410
Qualified XLIII	1,304.720	9.48	12,369
Qualified LIV	15,390.339	13.26	204,076
Qualified LVI	7,320.227	13.63	99,775
	711,258.284		$ 9,233,589
Oppenheimer Small- & Mid-Cap Growth Fund/VA
Contracts in accumulation period	2,362.218	$4.51 to $9.06	$ 11,098

Parnassus Equity Income Fund - Investor Shares
Contracts in accumulation period:
Qualified XII (1.25)	2,996.525	$ 14.03	$ 42,041

388

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pax World Balanced Fund - Individual Investor Class
Contracts in accumulation period:
ING Custom Choice 62	7,378.672	$ 12.20	$ 90,020
ING Custom Choice 65	986.099	11.88	11,715
ING MAP PLUS NP1	11,492.407	12.98	149,171
ING MAP PLUS NP8	5,740.452	12.63	72,502
ING MAP PLUS NP11	16,607.567	12.48	207,262
ING MAP PLUS NP12	15,089.548	12.43	187,563
ING MAP PLUS NP14	14,275.098	12.33	176,012
ING MAP PLUS NP15	1,391.282	12.29	17,099
ING MAP PLUS NP16	8,427.507	12.24	103,153
ING MAP PLUS NP17	3,631.700	12.19	44,270
ING MAP PLUS NP18	541.034	12.14	6,568
ING MAP PLUS NP19	124.483	12.09	1,505
ING MAP PLUS NP21	3.445	12.00	41
ING MAP PLUS NP22	3,335.050	11.95	39,854
ING MAP PLUS NP23	1,416.918	11.90	16,861
ING MAP PLUS NP25	2,554.597	11.81	30,170
ING MAP PLUS NP26	1,097.096	11.76	12,902
ING MAP PLUS NP28	167.102	11.67	1,950
ING MAP PLUS NP29	66.664	11.62	775
Qualified VI	759,419.940	11.41	8,664,982
Qualified XII (0.00)	764.299	13.16	10,058
Qualified XII (0.20)	9,119.005	12.86	117,270
Qualified XII (0.30)	1,909.258	12.72	24,286
Qualified XII (0.40)	60,979.413	12.57	766,511
Qualified XII (0.50)	174,372.669	12.43	2,167,452
Qualified XII (0.55)	89,389.639	12.36	1,104,856
Qualified XII (0.60)	3,571.938	12.29	43,899
Qualified XII (0.65)	25,584.461	12.22	312,642
Qualified XII (0.70)	40,604.319	12.15	493,342
Qualified XII (0.75)	118,828.598	12.08	1,435,449
Qualified XII (0.80)	22,567.673	12.01	271,038
Qualified XII (0.85)	195,165.067	11.94	2,330,271
Qualified XII (0.90)	16,003.917	11.88	190,127
Qualified XII (0.95)	245,227.726	11.81	2,896,139
Qualified XII (1.00)	1,042,875.692	11.74	12,243,361
Qualified XII (1.05)	13,969.798	11.67	163,028
Qualified XII (1.10)	20,374.745	11.61	236,551
Qualified XII (1.15)	28,288.537	11.54	326,450
Qualified XII (1.20)	5,743.953	11.48	65,941
Qualified XII (1.25)	64,249.989	11.41	733,092
Qualified XII (1.30)	3,222.654	11.35	36,577
Qualified XII (1.40)	14,330.582	11.22	160,789
Qualified XII (1.50)	341.774	11.09	3,790
Qualified XVI	33,492.794	11.09	371,435
Qualified XVII	888.243	11.41	10,135
Qualified XXI	11,636.261	12.01	139,751
Qualified XXVII	912,396.234	11.77	10,738,904

389

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pax World Balanced Fund - Individual Investor Class
(continued)
Qualified XXXIV	7,503.672	$ 8.96	$ 67,233
Qualified XXXVIII	6,755.698	9.21	62,220
Qualified XLIII	455.038	8.98	4,086
Qualified LIV	4,822.981	11.66	56,236
Qualified LVI	5,826.909	11.98	69,806
	4,035,010.197		$ 47,487,100
PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
ING Custom Choice 62	4,910.765	$ 14.64	$ 71,894
ING Custom Choice 65	1,798.936	14.61	26,282
ING MAP PLUS NP6	12,825.141	14.77	189,427
ING MAP PLUS NP8	283.114	14.69	4,159
ING MAP PLUS NP9	18,825.008	14.64	275,598
ING MAP PLUS NP10	141.373	14.60	2,064
ING MAP PLUS NP11	13,049.723	14.56	190,004
ING MAP PLUS NP13	752.809	14.48	10,901
ING MAP PLUS NP14	34,872.518	14.44	503,559
ING MAP PLUS NP15	7,083.788	14.40	102,007
ING MAP PLUS NP16	262.274	14.36	3,766
ING MAP PLUS NP17	11,316.612	14.32	162,054
ING MAP PLUS NP18	8,182.563	14.27	116,765
ING MAP PLUS NP19	5,412.992	14.23	77,027
ING MAP PLUS NP22	5,153.641	14.11	72,718
ING MAP PLUS NP24	1,046.416	14.03	14,681
ING MAP PLUS NP26	4,822.676	13.95	67,276
ING MAP PLUS NP28	2,813.543	13.88	39,052
Qualified V	2,030.338	14.75	29,947
Qualified VI	1,723,166.989	14.93	25,726,883
Qualified X (1.15)	46,046.878	14.55	669,982
Qualified X (1.25)	147,254.527	14.45	2,127,828
Qualified XII (0.00)	39,096.091	16.43	642,349
Qualified XII (0.05)	265,699.530	16.40	4,357,472
Qualified XII (0.20)	36,423.013	16.18	589,324
Qualified XII (0.25)	817.004	16.12	13,170
Qualified XII (0.30)	14,980.288	16.06	240,583
Qualified XII (0.35)	1,117.803	16.00	17,885
Qualified XII (0.40)	539,130.982	15.93	8,588,357
Qualified XII (0.50)	1,671,696.277	15.81	26,429,518
Qualified XII (0.55)	174,742.446	15.75	2,752,194
Qualified XII (0.60)	44,197.848	15.69	693,464
Qualified XII (0.65)	106,192.960	15.63	1,659,796
Qualified XII (0.70)	138,384.995	15.57	2,154,654
Qualified XII (0.75)	1,010,347.466	15.51	15,670,489
Qualified XII (0.80)	195,983.219	15.45	3,027,941
Qualified XII (0.85)	439,229.621	15.39	6,759,744
Qualified XII (0.90)	16,470.534	15.34	252,658
Qualified XII (0.95)	352,019.737	15.28	5,378,862
Qualified XII (1.00)	2,993,747.176	15.22	45,564,832

390

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
PIMCO Real Return Portfolio - Administrative Class
(continued)
Qualified XII (1.05)	45,457.056	$ 15.16	$ 689,129
Qualified XII (1.10)	47,798.917	15.10	721,764
Qualified XII (1.15)	60,242.653	15.04	906,050
Qualified XII (1.20)	10,897.959	14.99	163,360
Qualified XII (1.25)	187,328.548	14.93	2,796,815
Qualified XII (1.30)	6,029.539	14.87	89,659
Qualified XII (1.35)	761.195	14.81	11,273
Qualified XII (1.40)	12,452.003	14.76	183,792
Qualified XII (1.45)	631.703	14.70	9,286
Qualified XII (1.50)	639.218	14.65	9,365
Qualified XV	5,794.045	15.28	88,533
Qualified XVI	47,964.637	14.65	702,682
Qualified XVII	1,534.555	15.05	23,095
Qualified XVIII	9,254.588	14.72	136,228
Qualified XXI	50,447.781	15.45	779,418
Qualified XXVIII	2,724,862.194	13.70	37,330,612
Qualified XXXII	403.447	14.45	5,830
Qualified XXXIII (0.65)	33,027.146	15.32	505,976
Qualified XXXIV	695.592	13.30	9,251
Qualified XXXVIII	33,360.814	13.66	455,709
Qualified XLIII	2,123.414	13.32	28,284
Qualified LIV	30,420.799	14.34	436,234
Qualified LVI	37,832.733	14.74	557,654
	13,442,290.150		$ 201,917,165
Pioneer High Yield Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	120,879.608	$ 14.80	$ 1,789,018
ING MAP PLUS NP4	24.766	14.62	362
ING MAP PLUS NP6	13,314.631	14.51	193,195
ING MAP PLUS NP8	39,498.469	14.39	568,383
ING MAP PLUS NP9	26,893.666	14.33	385,386
ING MAP PLUS NP11	8,890.846	14.22	126,428
ING MAP PLUS NP12	561.910	14.17	7,962
ING MAP PLUS NP13	4,945.330	14.11	69,779
ING MAP PLUS NP14	32,953.678	14.05	462,999
ING MAP PLUS NP15	9,681.326	14.00	135,539
ING MAP PLUS NP16	2,776.245	13.94	38,701
ING MAP PLUS NP17	3,358.254	13.89	46,646
ING MAP PLUS NP18	91.468	13.83	1,265
ING MAP PLUS NP19	11,475.404	13.78	158,131
ING MAP PLUS NP20	697.343	13.72	9,568
ING MAP PLUS NP21	5,471.059	13.67	74,789
ING MAP PLUS NP23	4,819.278	13.56	65,349
ING MAP PLUS NP24	3,456.275	13.51	46,694
ING MAP PLUS NP25	10,911.582	13.46	146,870
ING MAP PLUS NP26	610.937	13.40	8,187
ING MAP PLUS NP28	1,111.118	13.30	14,778
ING MAP PLUS NP32	680.969	13.09	8,914
	303,104.162		$ 4,358,943

391

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Strategic Income Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	7,152.129	$ 11.16	$ 79,818
ING MAP PLUS NP4	9,244.201	11.13	102,888
ING MAP PLUS NP6	5,901.441	11.11	65,565
ING MAP PLUS NP18	16.190	10.98	178
	22,313.961		$ 248,449
Pioneer Emerging Markets VCT Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	1,573.157	$ 7.85	$ 12,349
ING Custom Choice 65	5,163.962	8.16	42,138
ING MAP PLUS NP8	88.865	8.06	716
ING MAP PLUS NP11	5,445.806	8.00	43,566
ING MAP PLUS NP15	170.146	7.93	1,349
ING MAP PLUS NP16	1,820.554	7.91	14,401
ING MAP PLUS NP17	426.259	7.89	3,363
ING MAP PLUS NP18	1,229.698	7.87	9,678
ING MAP PLUS NP19	5,681.223	7.86	44,654
ING MAP PLUS NP23	220.608	7.78	1,716
ING MAP PLUS NP24	151.351	7.76	1,174
ING MAP PLUS NP26	730.349	7.73	5,646
Qualified V	8.642	7.79	67
Qualified VI	519,890.917	7.85	4,081,144
Qualified XII (0.00)	1,006.333	8.32	8,373
Qualified XII (0.05)	66,518.138	8.32	553,431
Qualified XII (0.20)	18,121.528	8.24	149,321
Qualified XII (0.25)	18,278.114	8.22	150,246
Qualified XII (0.30)	17,463.641	8.20	143,202
Qualified XII (0.40)	22,900.900	8.16	186,871
Qualified XII (0.50)	178,504.220	8.13	1,451,239
Qualified XII (0.55)	7,616.651	8.11	61,771
Qualified XII (0.60)	5,448.661	8.09	44,080
Qualified XII (0.65)	8,482.347	8.07	68,453
Qualified XII (0.70)	21,190.600	8.05	170,584
Qualified XII (0.75)	315,423.833	8.03	2,532,853
Qualified XII (0.80)	177,213.247	8.01	1,419,478
Qualified XII (0.85)	171,313.476	7.99	1,368,795
Qualified XII (0.90)	2,430.946	7.98	19,399
Qualified XII (0.95)	132,933.585	7.96	1,058,151
Qualified XII (1.00)	339,870.744	7.94	2,698,574
Qualified XII (1.05)	10,931.760	7.92	86,580
Qualified XII (1.10)	13,835.778	7.90	109,303
Qualified XII (1.15)	13,253.477	7.88	104,437
Qualified XII (1.20)	6,268.223	7.86	49,268
Qualified XII (1.25)	48,364.899	7.85	379,664
Qualified XII (1.30)	214.057	7.83	1,676
Qualified XII (1.35)	40.300	7.81	315
Qualified XII (1.40)	4,396.264	7.79	34,247
Qualified XII (1.45)	750.786	7.77	5,834

392

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Emerging Markets VCT Portfolio - Class I
(continued)
Qualified XII (1.50)	119.537	$ 7.76	$ 928
Qualified XV	1,555.950	7.96	12,385
Qualified XVI	20,631.802	7.76	160,103
Qualified XVII	1,112.432	7.85	8,733
Qualified XXXIV	3,510.185	6.23	21,868
Qualified XXXVIII	4,150.162	6.40	26,561
Qualified XLIII	2,357.779	6.24	14,713
Qualified LIV	9,388.285	8.01	75,200
Qualified LVI	28,334.345	8.23	233,192
	2,216,534.522		$ 17,671,789
Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	146.655	$ 14.19	$ 2,081
ING Custom Choice 65	217.096	14.17	3,076
Qualified V	173.957	13.57	2,361
Qualified VI	373,128.838	13.74	5,126,790
Qualified X (1.15)	16,365.900	13.91	227,650
Qualified X (1.25)	28,047.270	13.81	387,333
Qualified XII (0.20)	40,882.895	14.89	608,746
Qualified XII (0.25)	1,682.900	14.83	24,957
Qualified XII (0.30)	5,673.630	14.77	83,800
Qualified XII (0.35)	219.520	14.72	3,231
Qualified XII (0.40)	36,573.121	14.66	536,162
Qualified XII (0.50)	6,688.667	14.55	97,320
Qualified XII (0.55)	30,388.473	14.49	440,329
Qualified XII (0.60)	30,478.922	14.44	440,116
Qualified XII (0.65)	18,550.870	14.38	266,762
Qualified XII (0.70)	44,950.703	14.33	644,144
Qualified XII (0.75)	37,999.021	14.27	542,246
Qualified XII (0.80)	18,006.716	14.22	256,056
Qualified XII (0.85)	68,300.388	14.16	967,133
Qualified XII (0.90)	2,758.493	14.11	38,922
Qualified XII (0.95)	80,694.269	14.06	1,134,561
Qualified XII (1.00)	688,529.254	14.00	9,639,410
Qualified XII (1.05)	7,550.044	13.95	105,323
Qualified XII (1.10)	8,518.787	13.89	118,326
Qualified XII (1.15)	11,298.359	13.84	156,369
Qualified XII (1.20)	2,817.338	13.79	38,851
Qualified XII (1.25)	47,462.552	13.74	652,135
Qualified XII (1.30)	876.914	13.68	11,996
Qualified XII (1.40)	3,933.043	13.58	53,411
Qualified XII (1.45)	137.669	13.53	1,863
Qualified XII (1.50)	509.347	13.47	6,861
Qualified XV	1,195.111	14.06	16,803
Qualified XVI	27,323.880	13.47	368,053
Qualified XVIII	892.448	14.07	12,557
Qualified XXXII	141.836	13.81	1,959
Qualified XXXIV	5,425.541	11.51	62,448

393

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer High Yield VCT Portfolio - Class I (continued)
Qualified XXXVIII	6,613.509	$ 11.83	$ 78,238
Qualified XLIII	460.474	11.53	5,309
Qualified LIV	4,853.124	13.91	67,507
Qualified LVI	12,894.135	14.30	184,386
	1,673,361.669		$ 23,415,581
Pioneer Mid Cap Value VCT Portfolio - Class I
Contracts in accumulation period:
Qualified XII (0.75)	7.274	$ 16.48	$ 120

Columbia Diversified Equity Income Fund - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP4	3,284.908	$ 8.60	$ 28,250
ING MAP PLUS NP17	4,745.350	8.40	39,861
	8,030.258		$ 68,111
Columbia Diversified Equity Income Fund - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	26.471	$ 8.35	$ 221
Qualified VI	168,126.783	8.35	1,403,859
Qualified XII (0.00)	5,950.227	8.74	52,005
Qualified XII (0.20)	47,540.811	8.68	412,654
Qualified XII (0.30)	6,732.186	8.65	58,233
Qualified XII (0.40)	72,667.421	8.62	626,393
Qualified XII (0.50)	6,788.340	8.59	58,312
Qualified XII (0.55)	1,107.490	8.57	9,491
Qualified XII (0.60)	52.002	8.55	445
Qualified XII (0.65)	29,084.196	8.54	248,379
Qualified XII (0.70)	9,477.337	8.52	80,747
Qualified XII (0.75)	32,254.475	8.51	274,486
Qualified XII (0.80)	18,840.165	8.49	159,953
Qualified XII (0.85)	51,264.779	8.48	434,725
Qualified XII (0.95)	33,156.967	8.45	280,176
Qualified XII (1.00)	79,645.740	8.43	671,414
Qualified XII (1.05)	755.103	8.42	6,358
Qualified XII (1.10)	6,051.056	8.40	50,829
Qualified XII (1.15)	4,208.094	8.38	35,264
Qualified XII (1.20)	1,829.861	8.37	15,316
Qualified XII (1.25)	13,463.278	8.35	112,418
Qualified XII (1.30)	370.333	8.34	3,089
Qualified XII (1.35)	1,254.216	8.32	10,435
Qualified XIII	730.466	8.45	6,172
Qualified XVI	1,906.395	8.28	15,785
Qualified XXI	57,929.949	8.49	491,825
Qualified XXXIV	930.746	8.51	7,921
Qualified XXXVIII	4,409.582	8.74	38,540
Qualified LIV	26,151.047	8.49	222,022
Qualified LVI	8,754.752	8.66	75,816
	691,460.268		$ 5,863,283

394

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Royce Total Return Fund - Class K
Contracts in accumulation period:
ING MAP PLUS NP25	3.191	$ 12.31	$ 39

SMALLCAP World Fund® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	192.487	$ 8.63	$ 1,661
ING Custom Choice 65	2,684.597	8.90	23,893
Qualified VI	273,302.380	8.63	2,358,600
Qualified XII (0.20)	7,105.380	8.97	63,735
Qualified XII (0.25)	3,293.581	8.95	29,478
Qualified XII (0.30)	10,062.155	8.94	89,956
Qualified XII (0.35)	269.034	8.92	2,400
Qualified XII (0.40)	97,154.222	8.90	864,673
Qualified XII (0.50)	10,148.209	8.87	90,015
Qualified XII (0.55)	8,291.301	8.85	73,378
Qualified XII (0.60)	19,215.455	8.84	169,865
Qualified XII (0.65)	807.150	8.82	7,119
Qualified XII (0.70)	12,153.006	8.81	107,068
Qualified XII (0.75)	31,236.118	8.79	274,565
Qualified XII (0.80)	25,975.474	8.77	227,805
Qualified XII (0.85)	40,920.559	8.76	358,464
Qualified XII (0.90)	583.997	8.74	5,104
Qualified XII (0.95)	34,596.260	8.73	302,025
Qualified XII (1.00)	125,206.573	8.71	1,090,549
Qualified XII (1.05)	1,385.870	8.69	12,043
Qualified XII (1.10)	13,379.026	8.68	116,130
Qualified XII (1.15)	1,854.931	8.66	16,064
Qualified XII (1.20)	1,857.772	8.65	16,070
Qualified XII (1.25)	26,222.307	8.63	226,299
Qualified XII (1.35)	1,372.426	8.60	11,803
Qualified XII (1.40)	240.254	8.58	2,061
Qualified XV	957.767	8.73	8,361
Qualified XVI	4,229.246	8.55	36,160
Qualified XXXIV	968.151	8.79	8,510
Qualified XXXVIII	76.377	9.03	690
Qualified LIV	2,676.309	8.77	23,471
Qualified LVI	5,976.697	8.95	53,491
	764,395.071		$ 6,671,506

395

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
T. Rowe Price Mid-Cap Value Fund - R Class
Contracts in accumulation period:
ING MAP PLUS NP3	1,706.275	$ 15.55	$ 26,533
ING MAP PLUS NP8	15,725.430	15.25	239,813
ING MAP PLUS NP9	23.637	15.19	359
ING MAP PLUS NP12	970.628	15.01	14,569
ING MAP PLUS NP13	247.936	14.95	3,707
ING MAP PLUS NP14	560.972	14.89	8,353
ING MAP PLUS NP17	1,228.477	14.72	18,083
ING MAP PLUS NP19	3,589.076	14.60	52,401
ING MAP PLUS NP20	16,265.175	14.54	236,496
ING MAP PLUS NP21	509.070	14.48	7,371
ING MAP PLUS NP23	420.745	14.37	6,046
ING MAP PLUS NP26	77.086	14.20	1,095
ING MAP PLUS NP27	713.240	14.15	10,092
	42,037.747		$ 624,918
T. Rowe Price Value Fund - Advisor Class
Contracts in accumulation period:
Qualified XII (1.00)	16,901.264	$ 10.23	$ 172,900

Templeton Foreign Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP4	85.116	$ 13.34	$ 1,135
ING MAP PLUS NP8	218.089	13.13	2,864
ING MAP PLUS NP9	47,070.638	13.08	615,684
ING MAP PLUS NP11	11,655.787	12.98	151,292
ING MAP PLUS NP12	1,302.940	12.93	16,847
ING MAP PLUS NP13	2,100.186	12.87	27,029
ING MAP PLUS NP14	3,768.805	12.82	48,316
ING MAP PLUS NP15	47.139	12.77	602
ING MAP PLUS NP17	3,417.785	12.67	43,303
ING MAP PLUS NP20	8,169.415	12.52	102,281
ING MAP PLUS NP21	1,708.833	12.47	21,309
ING MAP PLUS NP23	3,038.773	12.38	37,620
ING MAP PLUS NP26	1,095.395	12.23	13,397
ING MAP PLUS NP30	462.745	12.04	5,571
ING MAP PLUS NP32	100.116	11.94	1,195
	84,241.762		$ 1,088,445
Templeton Global Bond Fund - Class A
Contracts in accumulation period:
ING Custom Choice 62	18,741.904	$ 18.31	$ 343,164
ING Custom Choice 65	3,340.632	16.81	56,156
Qualified V	166.248	17.80	2,959
Qualified VI	2,668,795.520	18.02	48,091,695
Qualified XII (0.00)	9,630.485	30.30	291,804
Qualified XII (0.05)	13,108.525	29.81	390,765
Qualified XII (0.10)	6.958	29.99	209
Qualified XII (0.20)	26,118.198	29.67	774,927
Qualified XII (0.25)	1,930.169	29.52	56,979

396

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Templeton Global Bond Fund - Class A (continued)
Qualified XII (0.30)	29,491.732	$ 29.37	$ 866,172
Qualified XII (0.35)	1,234.037	29.21	36,046
Qualified XII (0.40)	195,876.894	29.06	5,692,183
Qualified XII (0.50)	1,084,121.959	28.76	31,179,348
Qualified XII (0.55)	64,915.861	28.61	1,857,243
Qualified XII (0.60)	48,192.463	28.46	1,371,557
Qualified XII (0.65)	71,777.837	28.31	2,032,031
Qualified XII (0.70)	93,201.086	28.16	2,624,543
Qualified XII (0.75)	891,260.607	28.02	24,973,122
Qualified XII (0.80)	144,177.126	27.87	4,018,217
Qualified XII (0.85)	708,558.602	18.58	13,165,019
Qualified XII (0.90)	8,695.381	27.58	239,819
Qualified XII (0.95) SRA	107.757	9.38	1,011
Qualified XII (0.95)	699,955.228	18.44	12,907,174
Qualified XII (1.00) SRA	4.323	9.38	41
Qualified XII (1.00)	2,540,196.648	18.37	46,663,412
Qualified XII (1.05)	44,895.985	18.30	821,597
Qualified XII (1.10)	44,115.521	18.23	804,226
Qualified XII (1.15)	67,553.360	18.16	1,226,769
Qualified XII (1.20)	17,776.430	18.09	321,576
Qualified XII (1.25) SRA	21.200	9.37	199
Qualified XII (1.25)	196,713.579	18.02	3,544,779
Qualified XII (1.30)	3,550.048	17.95	63,723
Qualified XII (1.35)	598.917	17.88	10,709
Qualified XII (1.40)	16,810.049	17.81	299,387
Qualified XII (1.45)	737.307	17.74	13,080
Qualified XII (1.50)	1,476.800	17.68	26,110
Qualified XIII	2,830.563	18.44	52,196
Qualified XV	7,585.768	18.44	139,882
Qualified XVI	67,558.709	17.68	1,194,438
Qualified XVII	2,834.858	18.16	51,481
Qualified XXI	18,542.716	18.65	345,822
Qualified XXXIV	8,073.281	13.51	109,070
Qualified XXXVIII	30,169.151	13.88	418,748
Qualified XLIII	2,639.641	13.54	35,741
Qualified LIV	91,378.476	16.50	1,507,745
Qualified LVI	45,337.218	16.96	768,919
	9,994,805.757		$ 209,391,793
Thornburg International Value Fund - Class R4
Contracts in accumulation period:
ING MAP PLUS NP11	1,982.515	$ 10.31	$ 20,440
ING MAP PLUS NP13	142.092	10.29	1,462
ING MAP PLUS NP14	3,242.728	10.28	33,335
	5,367.335		$ 55,237

397

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
USAA Precious Metals and Minerals Fund - Adviser Shares
Contracts in accumulation period:
ING Custom Choice 65	1,496.503	$ 8.78	$ 13,139
Qualified VI	137,568.345	8.73	1,200,972
Qualified XII (0.30)	11,642.580	8.79	102,338
Qualified XII (0.40)	36,297.408	8.78	318,691
Qualified XII (0.50)	7,515.733	8.78	65,988
Qualified XII (0.55)	3,208.095	8.77	28,135
Qualified XII (0.60)	999.216	8.77	8,763
Qualified XII (0.65)	1,448.137	8.77	12,700
Qualified XII (0.70)	1,735.623	8.76	15,204
Qualified XII (0.75)	48,108.954	8.76	421,434
Qualified XII (0.80)	9,058.537	8.76	79,353
Qualified XII (0.85)	34,967.231	8.76	306,313
Qualified XII (0.90)	459.639	8.75	4,022
Qualified XII (0.95)	43,048.840	8.75	376,677
Qualified XII (1.00)	110,536.881	8.75	967,198
Qualified XII (1.05)	1,259.856	8.74	11,011
Qualified XII (1.10)	5,804.363	8.74	50,730
Qualified XII (1.15)	1,517.301	8.74	13,261
Qualified XII (1.20)	46.610	8.74	407
Qualified XII (1.25)	10,508.935	8.73	91,743
Qualified XVI	925.489	8.72	8,070
Qualified XXVII	78,588.208	8.71	684,503
Qualified XXXVIII	63.059	8.80	555
Qualified LIV	818.826	8.76	7,173
Qualified LVI	3,975.529	8.79	34,945
	551,599.898		$ 4,823,325
Diversified Value Portfolio
Contracts in accumulation period:
ING MAP PLUS NP8	5,903.019	$ 13.23	$ 78,097
ING MAP PLUS NP29	340.663	12.21	4,159
	6,243.682		$ 82,256
Equity Income Portfolio
Contracts in accumulation period:
ING MAP PLUS NP10	289.156	$ 14.00	$ 4,048
ING MAP PLUS NP11	13,093.851	13.94	182,528
ING MAP PLUS NP15	11,853.409	13.73	162,747
ING MAP PLUS NP29	152.174	13.01	1,980
	25,388.590		$ 351,303
Small Company Growth Portfolio
Contracts in accumulation period:
ING MAP PLUS NP8	653.274	$ 14.34	$ 9,368
ING MAP PLUS NP9	0.519	14.29	7
ING MAP PLUS NP10	3,372.815	14.24	48,029
ING MAP PLUS NP11	2,019.061	14.18	28,630
ING MAP PLUS NP15	342.295	13.96	4,778
ING MAP PLUS NP29	107.228	13.23	1,419
	6,495.192		$ 92,231

398

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Victory Small Company Opportunity Fund - Class R
Contracts in accumulation period:
ING MAP PLUS NP13	109.583	$ 12.65	$ 1,386

Wanger International
Contracts in accumulation period:
ING Custom Choice 62	1,471.696	$ 8.66	$ 12,745
ING Custom Choice 65	2,906.472	9.01	26,187
ING MAP PLUS NP6	3,328.357	8.99	29,922
ING MAP PLUS NP8	14,509.544	8.95	129,860
ING MAP PLUS NP11	142.386	8.89	1,266
ING MAP PLUS NP12	322.018	8.87	2,856
ING MAP PLUS NP13	3,521.708	8.85	31,167
ING MAP PLUS NP17	4,228.559	8.76	37,042
ING MAP PLUS NP18	2,679.243	8.74	23,417
ING MAP PLUS NP19	2,081.502	8.72	18,151
ING MAP PLUS NP21	3,332.767	8.68	28,928
ING MAP PLUS NP22	214.434	8.66	1,857
ING MAP PLUS NP26	1,978.845	8.58	16,978
Qualified VI	476,158.300	8.66	4,123,531
Qualified XII (0.00)	123.686	9.18	1,135
Qualified XII (0.05)	39,398.345	9.18	361,677
Qualified XII (0.10)	94.969	9.14	868
Qualified XII (0.20)	5,069.066	9.10	46,129
Qualified XII (0.25)	5,512.634	9.08	50,055
Qualified XII (0.30)	11,487.572	9.05	103,963
Qualified XII (0.40)	49,998.093	9.01	450,483
Qualified XII (0.50)	786,692.815	8.97	7,056,635
Qualified XII (0.55)	7,147.486	8.95	63,970
Qualified XII (0.60)	823.654	8.93	7,355
Qualified XII (0.65)	8,550.822	8.91	76,188
Qualified XII (0.70)	13,933.956	8.89	123,873
Qualified XII (0.75)	301,786.885	8.87	2,676,850
Qualified XII (0.80)	53,068.941	8.85	469,660
Qualified XII (0.85)	259,694.439	8.83	2,293,102
Qualified XII (0.90)	2,447.459	8.80	21,538
Qualified XII (0.95)	96,495.469	8.78	847,230
Qualified XII (1.00)	458,604.489	8.76	4,017,375
Qualified XII (1.05)	11,162.629	8.74	97,561
Qualified XII (1.10)	7,931.533	8.72	69,163
Qualified XII (1.15)	25,330.339	8.70	220,374
Qualified XII (1.20)	3,172.457	8.68	27,537
Qualified XII (1.25)	44,886.390	8.66	388,716
Qualified XII (1.30)	40.279	8.64	348
Qualified XII (1.35)	1,173.382	8.62	10,115
Qualified XII (1.40)	3,731.066	8.60	32,087
Qualified XII (1.50)	170.139	8.56	1,456
Qualified XV	2,283.074	8.78	20,045
Qualified XVI	9,367.716	8.56	80,188

399

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wanger International (continued)
Qualified XVII	895.194	$ 8.66	$ 7,752
Qualified XXI	15,138.392	8.85	133,975
Qualified XXXIV	241.543	7.96	1,923
Qualified XXXVIII	1,969.944	8.18	16,114
Qualified XLIII	113.893	7.98	909
Qualified LIV	35,324.060	8.85	312,618
Qualified LVI	6,153.314	9.09	55,934
	2,786,891.955		$ 24,628,808
Wanger Select
Contracts in accumulation period:
ING Custom Choice 62	4,470.064	$ 13.75	$ 61,463
ING Custom Choice 65	4,296.690	13.66	58,693
ING MAP PLUS NP15	8,416.226	10.93	91,989
ING MAP PLUS NP19	245.321	10.89	2,672
ING MAP PLUS NP32	33.536	10.76	361
Qualified V	20.235	13.17	266
Qualified VI	1,151,326.476	13.34	15,358,695
Qualified X (1.15)	30,306.611	13.95	422,777
Qualified X (1.25)	54,084.170	13.85	749,066
Qualified XII (0.00)	535.968	14.68	7,868
Qualified XII (0.05)	206,603.253	14.65	3,026,738
Qualified XII (0.10)	22.491	14.57	328
Qualified XII (0.20)	125,289.288	14.46	1,811,683
Qualified XII (0.25)	303.037	14.40	4,364
Qualified XII (0.30)	12,201.184	14.34	174,965
Qualified XII (0.35)	1,666.056	14.29	23,808
Qualified XII (0.40)	49,808.621	14.24	709,275
Qualified XII (0.50)	822,038.411	14.13	11,615,403
Qualified XII (0.55)	100,431.909	14.07	1,413,077
Qualified XII (0.60)	45,215.463	14.02	633,921
Qualified XII (0.65)	815,582.082	13.96	11,385,526
Qualified XII (0.70)	43,282.004	13.91	602,053
Qualified XII (0.75)	347,802.519	13.86	4,820,543
Qualified XII (0.80)	62,300.448	13.81	860,369
Qualified XII (0.85)	343,889.048	13.75	4,728,474
Qualified XII (0.90)	2,155.830	13.70	29,535
Qualified XII (0.95)	229,080.370	13.65	3,126,947
Qualified XII (1.00)	928,404.113	13.59	12,617,012
Qualified XII (1.05)	12,362.952	13.54	167,394
Qualified XII (1.10)	22,872.942	13.49	308,556
Qualified XII (1.15)	30,528.669	13.44	410,305
Qualified XII (1.20)	9,506.542	13.39	127,293
Qualified XII (1.25)	53,318.070	13.34	711,263
Qualified XII (1.30)	694.059	13.29	9,224
Qualified XII (1.35)	834.216	13.23	11,037
Qualified XII (1.40)	4,686.428	13.18	61,767
Qualified XII (1.45)	836.874	13.13	10,988
Qualified XII (1.50)	169.308	13.08	2,215

400

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wanger Select (continued)
Qualified XV	1,093.873	$ 13.65	$ 14,931
Qualified XVI	26,141.956	13.08	341,937
Qualified XVIII	5,105.673	14.11	72,041
Qualified XXI	38,446.081	13.81	530,940
Qualified XXXIII (0.65)	17,209.176	14.40	247,812
Qualified XXXIV	2,760.841	8.12	22,418
Qualified XXXVIII	10,616.625	8.34	88,543
Qualified XLIII	3,246.480	8.13	26,394
Qualified LIV	50,053.111	13.41	671,212
Qualified LVI	14,803.079	13.78	203,986
	5,695,098.379		$ 78,378,127
Wanger USA
Contracts in accumulation period:
ING Custom Choice 62	2,563.889	$ 13.93	$ 35,715
ING Custom Choice 65	2,908.251	13.21	38,418
ING MAP PLUS NP11	1,874.689	15.69	29,414
ING MAP PLUS NP12	186.522	15.66	2,921
ING MAP PLUS NP18	2,087.094	15.54	32,433
ING MAP PLUS NP21	703.038	15.48	10,883
ING MAP PLUS NP23	170.843	15.44	2,638
ING MAP PLUS NP26	158.285	15.38	2,434
Qualified V	22.846	13.53	309
Qualified VI	518,096.715	13.70	7,097,925
Qualified X (1.15)	7,488.369	14.45	108,207
Qualified X (1.25)	19,606.303	14.34	281,154
Qualified XII (0.00)	6,417.449	15.07	96,711
Qualified XII (0.05)	66,449.615	15.05	1,000,067
Qualified XII (0.10)	43.754	14.96	655
Qualified XII (0.20)	52,165.418	14.84	774,135
Qualified XII (0.25)	1,027.869	14.79	15,202
Qualified XII (0.30)	8,021.640	14.73	118,159
Qualified XII (0.35)	487.081	14.67	7,145
Qualified XII (0.40)	97,809.817	14.62	1,429,980
Qualified XII (0.50)	446,238.710	14.51	6,474,924
Qualified XII (0.55)	7,471.511	14.45	107,963
Qualified XII (0.60)	22,295.001	14.40	321,048
Qualified XII (0.65)	116,294.304	14.34	1,667,660
Qualified XII (0.70)	26,400.355	14.29	377,261
Qualified XII (0.75)	126,159.656	14.23	1,795,252
Qualified XII (0.80)	28,774.706	14.18	408,025
Qualified XII (0.85)	183,420.887	14.12	2,589,903
Qualified XII (0.90)	2,802.485	14.07	39,431
Qualified XII (0.95)	79,950.217	14.01	1,120,103
Qualified XII (1.00)	866,682.016	13.96	12,098,881
Qualified XII (1.05)	1,975.827	13.91	27,484
Qualified XII (1.10)	19,228.830	13.85	266,319
Qualified XII (1.15)	11,032.965	13.80	152,255
Qualified XII (1.20)	2,712.595	13.75	37,298

401

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wanger USA (continued)
Qualified XII (1.25)	42,097.012	$ 13.70	$ 576,729
Qualified XII (1.30)	6,703.419	13.64	91,435
Qualified XII (1.35)	853.878	13.59	11,604
Qualified XII (1.40)	4,985.699	13.54	67,506
Qualified XII (1.45)	357.150	13.49	4,818
Qualified XII (1.50)	120.019	13.44	1,613
Qualified XV	539.874	14.01	7,564
Qualified XVI	10,203.773	13.44	137,139
Qualified XVIII	1,504.304	14.61	21,978
Qualified XXI	13,202.415	14.18	187,210
Qualified XXXIV	352.756	9.63	3,397
Qualified XXXVIII	9,263.006	9.89	91,611
Qualified XLIII	234.894	9.64	2,264
Qualified LIV	21,826.262	12.96	282,868
Qualified LVI	5,940.074	13.32	79,122
	2,847,914.087		$ 40,135,170
Washington Mutual Investors FundSM, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	22,517.024	$ 12.94	$ 291,370
ING MAP PLUS NP8	68,258.618	12.58	858,693
ING MAP PLUS NP9	57,285.065	12.53	717,782
ING MAP PLUS NP11	66,424.217	12.43	825,653
ING MAP PLUS NP12	1,989.066	12.38	24,625
ING MAP PLUS NP13	7,989.741	12.34	98,593
ING MAP PLUS NP14	28,994.836	12.29	356,347
ING MAP PLUS NP15	39,506.761	12.24	483,563
ING MAP PLUS NP17	2,608.833	12.14	31,671
ING MAP PLUS NP18	4,319.469	12.09	52,222
ING MAP PLUS NP19	11,245.314	12.05	135,506
ING MAP PLUS NP20	21,389.437	12.00	256,673
ING MAP PLUS NP21	5,162.816	11.95	61,696
ING MAP PLUS NP22	569.968	11.90	6,783
ING MAP PLUS NP23	13,457.378	11.86	159,605
ING MAP PLUS NP25	2.086	11.76	25
ING MAP PLUS NP26	5,116.674	11.72	59,967
ING MAP PLUS NP27	573.722	11.67	6,695
ING MAP PLUS NP28	1,014.270	11.63	11,796
ING MAP PLUS NP29	1,036.058	11.58	11,998
ING MAP PLUS NP32	1,200.595	11.44	13,735
	360,661.948		$ 4,464,998

402

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Washington Mutual Investors FundSM, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	10,349.410	$ 12.38	$ 128,126
ING Custom Choice 65	1,484.790	12.38	18,382
Qualified V	2,170.886	11.97	25,986
Qualified VI	1,831,150.105	12.12	22,193,539
Qualified XII (0.20)	113,798.403	13.14	1,495,311
Qualified XII (0.25)	838.898	13.09	10,981
Qualified XII (0.30)	50,886.865	13.04	663,565
Qualified XII (0.40)	106,306.741	12.94	1,375,609
Qualified XII (0.50)	48,042.352	12.84	616,864
Qualified XII (0.55)	31,597.722	12.79	404,135
Qualified XII (0.60)	47,462.808	12.74	604,676
Qualified XII (0.65)	217,067.008	12.69	2,754,580
Qualified XII (0.70)	145,137.960	12.64	1,834,544
Qualified XII (0.75)	161,192.153	12.60	2,031,021
Qualified XII (0.80)	582,124.836	12.55	7,305,667
Qualified XII (0.85)	452,719.519	12.50	5,658,994
Qualified XII (0.90)	14,561.213	12.45	181,287
Qualified XII (0.95)	430,567.254	12.40	5,339,034
Qualified XII (1.00)	935,569.193	12.36	11,563,635
Qualified XII (1.05)	24,252.535	12.31	298,549
Qualified XII (1.10)	74,781.483	12.26	916,821
Qualified XII (1.15)	43,088.441	12.21	526,110
Qualified XII (1.20)	27,000.561	12.17	328,597
Qualified XII (1.25)	188,333.391	12.12	2,282,601
Qualified XII (1.30)	1,015.172	12.08	12,263
Qualified XII (1.35)	381.716	12.03	4,592
Qualified XII (1.40)	20,787.674	11.98	249,036
Qualified XII (1.45)	1,266.858	11.94	15,126
Qualified XII (1.50)	723.083	11.89	8,597
Qualified XIII	517.413	12.40	6,416
Qualified XV	6,137.773	12.40	76,108
Qualified XVI	38,380.799	11.89	456,348
Qualified XVII	876.594	12.22	10,712
Qualified XXVII	1,485,251.919	11.80	17,525,973
Qualified XXXIV	4,556.528	9.05	41,237
Qualified XXXVIII	20,938.803	9.30	194,731
Qualified XLIII	833.788	9.07	7,562
Qualified LIV	37,436.119	12.15	454,849
Qualified LVI	17,396.029	12.49	217,276
	7,176,984.795		$ 87,839,440
Wells Fargo Advantage Small Cap Value Fund - Class A
Contracts in accumulation period:
Qualified XII (1.00)	9,322.459	$ 11.58	$ 107,954

403

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wells Fargo Advantage Special Small Cap Values Fund -
Class A
Contracts in accumulation period:
ING MAP PLUS NP14	8,344.978	$ 14.31	$ 119,417
ING MAP PLUS NP17	4,418.110	14.14	62,472
ING MAP PLUS NP22	1,762.836	13.86	24,433
ING MAP PLUS NP27	258.907	13.59	3,519
Qualified V	102.082	21.44	2,189
Qualified VI	670,841.793	21.84	14,651,185
Qualified XII (0.10)	27.049	24.89	673
Qualified XII (0.20)	48,204.884	24.61	1,186,322
Qualified XII (0.30)	7,814.377	24.33	190,124
Qualified XII (0.40)	30,488.045	24.06	733,542
Qualified XII (0.50)	11,427.049	23.78	271,735
Qualified XII (0.55)	12,048.710	23.65	284,952
Qualified XII (0.60)	15,744.759	23.51	370,159
Qualified XII (0.65)	50,866.237	23.38	1,189,253
Qualified XII (0.70)	69,374.715	23.25	1,612,962
Qualified XII (0.75)	127,423.711	23.12	2,946,036
Qualified XII (0.80)	9,695.920	22.98	222,812
Qualified XII (0.85)	130,373.396	22.85	2,979,032
Qualified XII (0.90)	2,768.489	22.72	62,900
Qualified XII (0.95)	95,389.803	22.60	2,155,810
Qualified XII (1.00)	509,275.543	22.47	11,443,421
Qualified XII (1.05)	13,240.539	22.34	295,794
Qualified XII (1.10)	20,115.026	22.21	446,755
Qualified XII (1.15)	33,565.569	22.09	741,463
Qualified XII (1.20)	4,279.131	21.96	93,970
Qualified XII (1.25)	31,687.287	21.84	692,050
Qualified XII (1.30)	2,073.646	21.71	45,019
Qualified XII (1.35)	49.991	21.59	1,079
Qualified XII (1.40)	3,347.990	21.47	71,881
Qualified XII (1.45)	278.707	21.34	5,948
Qualified XII (1.50)	3.601	21.22	76
Qualified XVI	7,322.455	21.22	155,382
Qualified XVII	406.658	21.84	8,881
Qualified XXVII	2,046,563.511	22.26	45,556,504
Qualified XXXIV	2,029.890	9.73	19,751
Qualified XXXVIII	489.763	10.00	4,898
Qualified LIV	31,712.639	13.09	415,118
	4,003,817.796		$ 89,067,517

404

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The descriptions of divisions/contracts are as follows:

ING Custom Choice 62

Group Contracts issued in connection with ING Custom Choice Special Pay product at
125 basis point charge.

ING Custom Choice 65

Group Contracts issued in connection with ING Custom Choice Original and Value product at 40 basis point charge.

ING Educator's Direct

Group Contracts issued in connection with ING Educator's Direct 403(b) program in
Delaware at a zero basis point charge, effective in 2009.

ING MAP PLUS

Group contracts issued in connection with ING MAP Plus NP, shown separately for differing daily asset charges.

Qualified I

Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate
Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code
("Code"); tax-deferred annuity plans established by the public school systems and tax-
exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to Section
408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed
Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group
Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

Qualified V

Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with
"Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the
Internal Revenue Code.

Qualified VI

Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans,
Retirement Plus plans and deferred compensation plans since August 28, 1992.

405

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified VII

Certain existing Contracts that were converted to ACES, an administrative system
(previously valued under Qualified I).

Qualified VIII

Group AetnaPlus Contracts issued in connection with Tax-Deferred Annuity Plans and
Deferred Compensation Plans adopted by state and local governments since June 30,
1993.

Qualified IX

Certain large group Contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

Qualified X

Individual retirement annuity and Simplified Employee Pension (“SEP”) plans issued or converted to ACES, an administrative system.

Qualified XII

Group Retirement Plus and Voluntary TDA Contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code,
shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or
403(a) of the Internal Revenue Code.

Qualified XIII

Group Contracts issued in connection with ING Custom Choice Original and Value product at 95 basis point charge.

Qualified XV

Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

406

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Qualified XVI
Group AetnaPlus Contracts assessing an administrative expense charge effective April 7,
1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.
Qualified XVII
Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.
Qualified XVIII
Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May
29, 1997.
Qualified XIX
Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.
Qualified XX
Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.
Qualified XXI
Certain existing Contracts issued in connection with deferred compensation plans having
Contract modifications effective May 20, 1999.
Qualified XXII
Certain existing Contracts issued in connection with deferred compensation plans having
Contract modifications effective May 20, 1999.
Qualified XXVI
Group Contracts issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

407

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Qualified XXVII
Group Contracts issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.
Qualified XXVIII
Group Contracts issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.
Qualified XXIX
Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.
Qualified XXX
Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.
Qualified XXXII
Individual Contracts issued in connection with the 1992/1994 Pension IRA at 125 basis points, effective in 2004.
Qualified XXXIII
Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 40 and 65 basis points.
Qualified XXXIV
Group Contracts issued in connection with ING Retirement Plus and ING Voluntary TDA products at 90 basis point charge.
Qualified XXXV
Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 35 basis points.
408

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified XXXVI
Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 55 and 80 basis points.
Qualified XXXVIII
Group Contracts issued in connection with ING Retirement Plus and ING Voluntary TDA products at a zero basis point charge.
Qualified XLII
Group Contracts issued in connection with ING Custom Choice Original and Value product at a zero basis point charge.
Qualified XLIII
Group Contracts issued in connection with ING Custom Choice Original and Value product at 75 basis point charge.
Qualified LIV
Group Contracts issued in connection with ING Custom Choice Original and Value product at 80 basis point charge.
Qualified LIX
Group Contracts issued in connection with ING Custom Choice Original and Value product at 50 basis point charge.
Qualified LVI
Group Contracts issued in connection with ING Custom Choice Original and Value product at 25 basis point charge.

409

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

10.	Financial Highlights

	A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of
	underlying funds, investment income ratios, and total return for the years ended December 31, 2011, 2010, 2009, 2008, and 2007,
	follows:

							Investment
		Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
		(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
	Alger Green Fund - Class A
	2011	123	$8.25	to	$13.56	$1,622	-	0.00%	to	1.50%	-6.66%	to	-5.24%
	2010	114	$8.90	to	$14.36	$1,614	-	0.00%	to	1.50%	7.97%	to	9.57%
	2009	91	$8.26	to	$13.24	$1,064	(c)	0.00%	to	1.50%		(c)
	2008	(c)		(c)		(c)	(c)		(c)			(c)
	2007	(c)		(c)		(c)	(c)		(c)			(c)
	AllianceBernstein Growth and Income Fund, Inc. -
	Class A
	2011	16	$10.71	to	$11.32	$172	1.10%	0.60%	to	1.30%	4.18%	to	4.91%
	2010	18	$10.14	to	$10.79	$191	0.52%	0.60%	to	1.50%	11.39%	to	12.40%
	2009	21	$9.07	to	$9.60	$196	1.17%	0.60%	to	1.55%	19.03%	to	20.15%
	2008	19	$7.62	to	$7.94	$146	2.26%	0.70%	to	1.55%	-41.57%	to	-41.19%
	2007	9	$13.01	to	$13.50	$120	1.08%	0.70%	to	1.65%	3.75%	to	4.39%
	AllianceBernstein Growth and Income Portfolio -
	Class A
	2011	41	$11.48	to	$11.57	$473	1.29%	1.15%	to	1.25%	5.03%	to	5.18%
	2010	42	$10.93	to	$11.11	$457	-	1.00%	to	1.25%	11.64%	to	12.00%
	2009	44	$9.79	to	$9.92	$434	3.98%	1.00%	to	1.25%	19.39%	to	19.52%
	2008	45	$8.20	to	$8.30	$371	2.17%	1.00%	to	1.25%	-41.39%	to	-41.18%
	2007	46	$13.99	to	$14.11	$645	1.66%	1.00%	to	1.25%	3.78%	to	4.06%
	Allianz NFJ Dividend Value Fund - Class A
	2011	13	$13.95	to	$14.03	$179	2.29%	0.80%	to	1.00%	2.05%
	2010	19	$13.67	to	$13.74	$258	3.06%	0.70%	to	1.00%	11.96%
	2009	11		$12.21		$134	(c)		1.00%			(c)
	2008	(c)		(c)		(c)	(c)		(c)			(c)
	2007	(c)		(c)		(c)	(c)		(c)			(c)

				410

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Allianz NFJ Large-Cap Value Fund - Institutional Class
2011	374	$7.95	to	$8.19	$3,063	2.91%	0.00%	to	0.80%	1.02%	to	1.87%
2010	234	$7.78	to	$8.04	$1,879	2.62%	0.00%	to	1.25%	11.30%	to	12.76%
2009	165	$6.99	to	$7.13	$1,179	3.07%	0.00%	to	1.25%	14.78%	to	16.12%
2008	95	$6.09	to	$6.14	$580	(b)	0.00%	to	1.25%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
Allianz NFJ Small-Cap Value Fund - Class A
2011	22	$17.13	to	$18.68	$395	1.51%	0.55%	to	1.65%	0.47%	to	1.52%
2010	22	$17.05	to	$18.40	$398	1.04%	0.55%	to	1.65%	22.84%	to	24.05%
2009	39	$13.88	to	$14.77	$563	2.22%	0.60%	to	1.65%	22.70%	to	23.19%
2008	29	$11.64	to	$12.02	$336	1.27%	0.55%	to	1.20%	-27.34%	to	-27.09%
2007	28	$16.02	to	$16.30	$454	1.93%	0.75%	to	1.20%	4.84%	to	5.30%
Amana Growth Fund
2011	2,411	$10.54	to	$14.07	$27,822	0.10%	0.00%	to	1.60%	-3.30%	to	-1.81%
2010	1,503	$10.90	to	$14.33	$18,000	0.03%	0.00%	to	1.65%	14.12%	to	47.13%
2009	546	$9.55	to	$12.44	$5,651	-	0.00%	to	1.50%	32.34%
2008	5		$7.36		$36	(b)		0.05%			(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
Amana Income Fund
2011	3,336	$10.92	to	$13.94	$40,417	1.63%	0.00%	to	1.50%	0.45%	to	1.99%
2010	2,466	$10.87	to	$13.81	$29,407	1.54%	0.00%	to	1.55%	10.51%	to	35.39%
2009	976	$9.83	to	$12.44	$10,356	1.23%	0.00%	to	1.55%	23.52%
2008	6		$8.12		$46	(b)		0.05%			(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
American Balanced Fund® - Class R-3
2011	446	$11.95	to	$13.50	$5,726	1.88%	0.00%	to	1.55%	1.96%	to	3.45%
2010	497	$11.72	to	$13.05	$6,178	1.82%	0.00%	to	1.55%	11.01%	to	12.69%
2009	524	$10.63	to	$11.58	$5,796	2.47%	0.00%	to	1.45%	18.97%	to	20.75%
2008	439	$8.96	to	$9.59	$4,066	2.93%	0.00%	to	1.40%	-26.93%	to	-25.95%
2007	506	$12.24	to	$12.95	$6,361	2.43%	0.00%	to	1.45%	4.70%	to	5.95%

			411

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
American Century Inflation-Adjusted Bond Fund -
Investor Class
2011	3,484	$12.22	to	$12.85	$43,588	3.98%	0.00%	to	1.90%	10.89%	to	13.02%
2010	1,607	$11.02	to	$11.37	$17,967	2.49%	0.00%	to	1.90%	3.75%	to	5.47%
2009	846	$10.67	to	$10.78	$9,060	(c)	0.00%	to	1.65%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
American Century Income & Growth Fund - A Class
2011	523	$10.19	to	$31.52	$5,331	1.36%		1.00%		1.70%	to	1.71%
2010	509	$10.02	to	$30.99	$5,100	1.15%		1.00%		12.69%	to	12.71%
2009	523	$8.89	to	$27.50	$4,656	1.84%		1.00%		16.36%	to	16.43%
2008	484	$7.64	to	$23.62	$3,705	1.55%		1.00%		-35.46%	to	-35.42%
2007	471	$11.83	to	$36.60	$5,597	1.28%	1.00%	to	1.10%	-1.62%	to	-1.50%
American Funds American Mutual Fund® - Class R-4
2011	1	$10.47	to	$10.54	$6	(e)	0.75%	to	1.40%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
Ariel Appreciation Fund
2011	55	$11.43	to	$12.66	$679	0.40%	0.60%	to	1.90%	-9.07%	to	-8.08%
2010	62	$12.40	to	$13.61	$833	-	0.75%	to	2.10%	17.20%	to	18.76%
2009	55	$10.58	to	$11.46	$622	0.20%	0.75%	to	2.10%	59.58%	to	61.70%
2008	57	$6.63	to	$7.09	$395	0.62%	0.75%	to	2.10%	-41.99%	to	-41.32%
2007	49	$11.43	to	$11.96	$578	0.50%	0.95%	to	2.10%	-3.27%	to	-2.29%
Ariel Fund
2011	286	$10.06	to	$15.99	$3,064	0.25%	0.00%	to	1.70%	-12.80%	to	-11.35%
2010	202	$11.52	to	$17.82	$2,518	-	0.00%	to	2.10%	23.35%	to	25.12%
2009	124	$9.68	to	$10.51	$1,271	-	0.70%	to	2.10%	60.42%	to	62.23%
2008	101	$6.14	to	$6.51	$638	1.36%	0.60%	to	1.80%	-49.17%	to	-48.54%
2007	68	$11.93	to	$12.65	$838	0.40%	0.60%	to	2.10%	-3.52%	to	-2.40%

			412

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Artisan International Fund - Investor Shares
2011	354	$7.29	to	$12.80	$2,674	1.43%	0.00%	to	1.50%	-8.65%	to	-7.23%
2010	306	$7.98	to	$13.98	$2,510	0.92%	0.00%	to	1.50%	4.44%	to	5.87%
2009	233	$7.64	to	$13.31	$1,829	1.95%	0.00%	to	1.50%	37.66%	to	39.75%
2008	57	$5.55	to	$5.82	$324	(b)	0.00%	to	1.50%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
Aston/Fairpointe Mid Cap Fund - Class N
2011	512	$10.77	to	$11.04	$5,556	0.24%	0.00%	to	1.50%	-7.87%	to	-6.79%
2010	249	$11.69	to	$11.79	$2,925	(d)	0.25%	to	1.50%		(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
BlackRock Equity Dividend Fund - Investor A Shares
2011	39	$12.26	to	$12.49	$487	2.09%	0.25%	to	1.25%		4.75%
2010	15		$11.80		$183	(d)		0.80%			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
BlackRock Mid Cap Value Opportunities Fund -
Investor A Shares
2011	478	$15.25	to	$15.91	$7,480	0.42%	0.00%	to	1.50%	-2.06%	to	-0.56%
2010	285	$15.57	to	$16.16	$4,516	-	0.00%	to	1.50%	24.01%	to	25.18%
2009	21	$12.58	to	$12.99	$263	(c)	0.40%	to	1.40%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
The Bond Fund of AmericaSM, Inc. - Class R-4
2011	831	$10.89	to	$11.50	$9,219	3.28%	0.00%	to	1.50%	4.91%	to	6.48%
2010	780	$10.38	to	$10.80	$8,210	4.03%	0.00%	to	1.50%	5.70%	to	7.25%
2009	604	$9.82	to	$10.07	$5,982	4.37%	0.00%	to	1.50%	13.13%	to	14.82%
2008	222	$8.68	to	$8.77	$1,929	(b)	0.00%	to	1.50%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)

413

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Calvert VP SRI Balanced Portfolio
2011	2,054	$9.72	to	$32.50	$44,041	1.30%	0.00%	to	1.50%	2.98% to	4.61%
2010	2,182	$9.38	to	$31.39	$45,223	1.41%	0.00%	to	1.50%	10.42% to	12.09%
2009	2,270	$8.44	to	$28.29	$42,394	2.14%	0.00%	to	1.50%	23.43% to	25.38%
2008	2,367	$6.80	to	$22.80	$35,890	2.51%	0.00%	to	1.95%	-32.37% to	-31.38%
2007	2,618	$12.00	to	$33.54	$59,468	2.34%	0.00%	to	1.50%	1.21% to	2.75%
Capital World Growth & Income FundSM, Inc. - Class R-3
2011	33	$12.34	to	$12.69	$415	2.06%	0.20%	to	1.25%	-9.00% to	-8.04%
2010	27	$13.56	to	$13.80	$363	2.65%	0.20%	to	1.25%	6.85% to	6.85%
2009	1	$12.84	to	$12.85	$14	(c)	0.50%	to	0.55%	(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
Cohen & Steers Realty Shares
2011	71	$9.44	to	$9.52	$677	(e)	0.25%	to	1.50%	(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
ColumbiaSM Acorn Fund® - Class A
2011	6	$12.34	to	$12.47	$69	-	0.90%	to	1.45%	-5.98%
2010	1	$13.20	to	$13.23	$9	(d)	0.95%	to	1.15%	(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
ColumbiaSM Acorn Fund® - Class Z
2011	1,012	$10.24	to	$10.72	$10,848	0.32%	0.00%	to	1.25%	-5.80% to	-4.63%
2010	631	$10.87	to	$11.24	$7,095	0.17%	0.00%	to	1.25%	24.37% to	26.01%
2009	275	$8.74	to	$8.92	$2,451	0.31%	0.00%	to	1.25%	37.85% to	39.59%
2008	126	$6.34	to	$6.39	$807	(b)	0.00%	to	1.25%	(b)
2007	(b)		(b)		(b)	(b)		(b)		(b)

			414

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Columbia Mid Cap Value Fund - Class A
2011	413	$9.00	to	$9.45	$3,805	0.57%	0.25%	to	1.60%	-5.74% to	-4.55%
2010	399	$9.54	to	$9.90	$3,877	1.20%	0.25%	to	1.65%	21.09% to	22.68%
2009	371	$7.90	to	$8.11	$2,961	0.84%	0.00%	to	1.60%	30.15% to	32.30%
2008	258	$6.07	to	$6.13	$1,575	(b)	0.00%	to	1.55%	(b)
2007	(b)		(b)		(b)	(b)		(b)		(b)
Columbia Mid Cap Value Fund - Class Z
2011	557	$9.35	to	$9.63	$5,363	1.04%	0.00%	to	0.80%	-4.79% to	-3.99%
2010	273	$9.82	to	$10.03	$2,739	1.48%	0.00%	to	0.80%	22.14% to	23.22%
2009	161	$8.04	to	$8.14	$1,314	1.07%	0.00%	to	0.80%	31.59% to	32.57%
2008	91	$6.11	to	$6.14	$561	(b)	0.00%	to	0.80%	(b)
2007	(b)		(b)		(b)	(b)		(b)		(b)
CRM Mid Cap Value Fund - Investor Shares
2011	16	$12.93	to	$13.28	$216	0.46%	0.45%	to	1.45%	-8.33% to	-7.59%
2010	16	$14.11	to	$14.37	$223	0.68%	0.45%	to	1.55%	17.78% to	18.08%
2009	6	$12.15	to	$12.17	$70	(c)	0.45%	to	0.70%	(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
Dodge & Cox International Stock Fund
2011	14	$9.69	to	$9.89	$136	4.29%	0.75%	to	1.85%	-
2010	-		$11.80		$4	(d)		1.35%		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
Dodge & Cox Stock Fund
2011	2	$10.86	to	$10.98	$24	(e)	1.15%	to	1.70%	(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)

415

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
DWS Equity 500 Index Fund - Class S
2011	29		$13.65		$400	1.86%		1.00%		0.89%
2010	26		$13.53		$351	1.67%		1.00%		13.79%
2009	21		$11.89		$247	1.93%		1.00%		25.03%
2008	18		$9.51		$168	2.02%		1.00%		-37.72%
2007	15		$15.27		$228	2.03%		1.00%		4.30%
Eaton Vance Large-Cap Value Fund - Class R
2011	4	$12.29	to	$12.74	$46	2.38%	0.20%	to	1.55%	-5.26% to	-4.93%
2010	3	$13.20	to	$13.40	$38	-	0.20%	to	1.10%	9.09% to	9.17%
2009	1		$12.21		$13	(c)	0.50%	to	0.55%	(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
EuroPacific Growth Fund® - Class R-3
2011	649	$13.81	to	$15.61	$9,736	1.18%	0.00%	to	1.55%	-15.17% to	-13.85%
2010	742	$16.06	to	$18.12	$12,954	1.19%	0.00%	to	1.75%	7.21% to	9.09%
2009	721	$14.98	to	$16.61	$11,577	1.76%	0.00%	to	1.75%	36.31% to	38.65%
2008	622	$10.99	to	$11.98	$7,252	1.89%	0.00%	to	1.75%	-41.76% to	-40.69%
2007	486	$18.87	to	$20.20	$9,594	2.23%	0.00%	to	1.75%	16.70% to	18.27%
EuroPacific Growth Fund® - Class R-4
2011	16,297	$7.54	to	$15.82	$235,342	1.54%	0.00%	to	1.50%	-14.91% to	-13.60%
2010	16,595	$8.81	to	$18.31	$279,835	1.48%	0.00%	to	1.50%	7.74% to	9.40%
2009	15,890	$8.12	to	$16.80	$247,037	2.00%	0.00%	to	1.50%	37.08% to	39.25%
2008	13,832	$5.88	to	$12.16	$155,758	2.22%	0.00%	to	1.50%	-41.44% to	-40.56%
2007	11,118	$9.92	to	$20.24	$212,894	2.15%	0.00%	to	1.50%	17.11% to	18.85%
Fidelity® Advisor New Insights Fund - Institutional
Class
2011	22	$11.82	to	$12.15	$259	-	0.40%	to	1.85%	-
2010	3	$12.21	to	$12.24	$38	(d)	0.90%	to	1.15%	(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)

			416

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2011	13,226	$8.07	to	$28.04	$256,279	2.48%	0.00%	to	1.95%	-0.94%	to	1.01%
2010	14,409	$8.06	to	$28.09	$280,318	1.76%	0.00%	to	2.15%	12.73%	to	15.25%
2009	15,503	$7.06	to	$24.68	$263,715	2.20%	0.00%	to	2.15%	27.38%	to	30.20%
2008	16,023	$5.46	to	$19.17	$213,311	2.47%	0.00%	to	2.15%	-43.84%	to	-42.62%
2007	17,821	$13.07	to	$33.82	$426,528	1.84%	0.00%	to	2.15%	-0.38%	to	1.55%
Fidelity® VIP Growth Portfolio - Initial Class
2011	12,717	$8.01	to	$26.98	$214,512	0.38%	0.00%	to	1.80%	-1.49%	to	0.18%
2010	13,207	$8.07	to	$27.24	$225,726	0.34%	0.00%	to	1.85%	21.91%	to	24.36%
2009	13,653	$6.55	to	$22.19	$190,848	0.43%	0.00%	to	1.85%	25.83%	to	28.29%
2008	14,257	$5.14	to	$17.49	$159,095	0.83%	0.00%	to	1.85%	-48.12%	to	-47.17%
2007	15,005	$13.28	to	$33.50	$329,714	0.83%	0.00%	to	1.85%	24.81%	to	26.93%
Fidelity® VIP High Income Portfolio - Initial Class
2011	770	$12.55	to	$13.54	$9,729	6.80%	0.95%	to	1.50%	2.42%	to	3.04%
2010	812	$12.18	to	$13.22	$9,957	7.77%	0.95%	to	1.50%	12.13%	to	12.78%
2009	828	$10.80	to	$11.79	$9,003	9.19%	0.95%	to	1.50%	41.88%	to	42.48%
2008	657	$7.58	to	$8.31	$5,016	8.83%	0.95%	to	1.50%	-26.13%	to	-25.69%
2007	735	$10.20	to	$11.25	$7,556	8.27%	1.00%	to	1.50%	1.26%	to	1.78%
Fidelity® VIP Overseas Portfolio - Initial Class
2011	2,181	$6.36	to	$17.19	$27,985	1.44%	0.00%	to	1.50%	-18.39%	to	-17.16%
2010	2,316	$7.74	to	$20.75	$36,340	1.31%	0.00%	to	1.50%	11.42%	to	13.20%
2009	2,527	$6.90	to	$18.33	$35,651	2.07%	0.00%	to	1.50%	24.57%	to	26.52%
2008	2,600	$5.50	to	$14.49	$29,665	2.56%	0.00%	to	1.50%	-44.66%	to	-43.84%
2007	2,877	$13.33	to	$25.80	$60,698	3.37%	0.00%	to	1.50%	15.56%	to	17.27%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2011	37,831	$8.53	to	$36.35	$988,331	1.03%	0.00%	to	1.95%	-4.39%	to	-2.54%
2010	38,963	$8.83	to	$37.67	$1,058,819	1.19%	0.00%	to	2.15%	14.74%	to	17.37%
2009	40,206	$7.59	to	$32.46	$970,509	1.37%	0.00%	to	2.15%	32.82%	to	35.75%
2008	39,866	$5.64	to	$24.16	$722,264	1.02%	0.00%	to	2.15%	-43.75%	to	-29.20%
2007	40,117	$14.19	to	$42.45	$1,311,557	0.95%	0.00%	to	2.15%	-6.90%	to	17.56%

			417

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Index 500 Portfolio - Initial Class
2011	3,936	$26.07	to	$26.27	$103,342	1.98%	0.95%	to	1.00%	1.04%	to	1.09%
2010	4,089	$25.79	to	$26.00	$106,249	1.90%	0.95%	to	1.00%	13.84%	to	13.91%
2009	4,173	$22.64	to	$22.84	$95,244	2.48%	0.95%	to	1.00%	25.36%	to	25.43%
2008	4,127	$18.05	to	$18.22	$75,139	2.23%	0.95%	to	1.00%	-37.63%	to	-37.62%
2007	4,341	$28.94	to	$29.21	$126,698	3.67%	1.00%	to	1.10%	4.29%	to	4.40%
Fidelity® VIP Mid Cap Portfolio - Initial Class
2011	1,311		$13.81		$18,110	0.26%		-		-10.61%
2010	1,329		$15.45		$20,531	0.39%		-		28.86%
2009	1,163		$11.99		$13,948	0.73%		-		40.07%
2008	935		$8.56		$8,006	0.55%		-		-39.42%
2007	706		$14.13		$9,972	0.92%		-		15.63%
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
2011	930	$22.29	to	$22.46	$20,844	2.01%	0.95%	to	1.00%	-3.52%	to	-3.46%
2010	947	$23.09	to	$23.28	$22,008	1.67%	0.95%	to	1.00%	13.12%	to	13.19%
2009	979	$20.40	to	$20.58	$20,099	2.41%	0.95%	to	1.00%	27.83%	to	27.90%
2008	968	$15.95	to	$16.10	$15,560	3.00%	0.95%	to	1.00%	-29.42%
2007	889	$22.60	to	$22.81	$20,260	6.08%	1.00%	to	1.10%	14.20%	to	14.34%
Mutual Global Discovery Fund - Class R
2011	171	$15.28	to	$17.07	$2,800	1.26%	0.15%	to	1.55%	-4.68%	to	-3.42%
2010	228	$15.81	to	$17.53	$3,888	1.60%	0.25%	to	1.75%	8.96%	to	10.53%
2009	217	$14.51	to	$16.09	$3,353	0.89%	0.00%	to	1.75%	18.87%	to	20.31%
2008	160	$12.35	to	$13.10	$2,067	1.20%	0.35%	to	1.55%	-28.07%	to	-27.22%
2007	138	$17.17	to	$18.00	$2,445	2.27%	0.35%	to	1.55%	9.02%	to	10.43%
Franklin Small-Mid Cap Growth Fund - Class A
2011	49	$12.78	to	$14.45	$673	-	0.20%	to	1.75%	-6.58%	to	-5.57%
2010	47	$13.68	to	$15.12	$681	-	0.30%	to	1.75%	26.20%	to	28.04%
2009	50	$10.84	to	$11.81	$563	-	0.30%	to	1.75%	40.78%	to	42.81%
2008	49	$7.70	to	$8.27	$396	0.17%	0.30%	to	1.75%	-43.55%	to	-43.03%
2007	55	$13.64	to	$14.24	$767	-	0.65%	to	1.75%	9.73%	to	10.99%

			418

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Franklin Small Cap Value Securities Fund - Class 2
2011	5,934	$9.85	to	$20.36	$109,148	0.70%	0.00%	to	1.75%	-5.40%	to	-3.71%
2010	6,233	$10.33	to	$21.19	$119,932	0.74%	0.00%	to	1.95%	25.72%	to	28.24%
2009	5,720	$8.12	to	$16.69	$86,667	1.55%	0.00%	to	1.95%	26.67%	to	29.30%
2008	5,364	$6.33	to	$13.05	$63,473	1.21%	0.00%	to	1.90%	-34.15%	to	-32.98%
2007	5,150	$12.76	to	$19.69	$91,636	0.69%	0.00%	to	1.95%	-4.10%	to	-2.71%
Fundamental InvestorsSM, Inc. - Class R-3
2011	123	$8.57	to	$9.06	$1,093	1.48%	0.00%	to	1.55%	-3.71%	to	-2.27%
2010	87	$8.90	to	$9.27	$793	1.08%	0.00%	to	1.55%	12.17%	to	13.42%
2009	63	$7.97	to	$8.12	$505	0.77%	0.25%	to	1.40%	31.09%	to	32.35%
2008	2	$6.08	to	$6.12	$13	(b)	0.40%	to	1.35%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
Fundamental InvestorsSM, Inc. - Class R-4
2011	3,649	$8.68	to	$9.17	$32,351	1.71%	0.00%	to	1.50%	-3.34%	to	-1.93%
2010	3,501	$8.98	to	$9.35	$31,928	1.44%	0.00%	to	1.50%	12.25%	to	14.02%
2009	2,700	$8.00	to	$8.20	$21,781	1.62%	0.00%	to	1.50%	31.36%	to	33.33%
2008	1,355	$6.09	to	$6.15	$8,280	(b)	0.00%	to	1.50%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
The Growth Fund of America® - Class R-3
2011	1,165	$9.71	to	$13.13	$14,365	0.34%	0.00%	to	1.55%	-6.60%	to	-5.13%
2010	1,342	$10.34	to	$13.84	$17,580	0.60%	0.00%	to	1.75%	9.96%	to	11.97%
2009	1,299	$9.33	to	$12.36	$15,280	0.73%	0.00%	to	1.75%	31.80%	to	34.06%
2008	1,082	$7.03	to	$9.22	$9,558	0.68%	0.00%	to	1.75%	-40.25%	to	-39.22%
2007	848	$11.68	to	$15.17	$12,442	0.92%	0.00%	to	1.75%	8.85%	to	10.36%
The Growth Fund of America® - Class R-4
2011	21,865	$8.28	to	$13.42	$271,700	0.64%	0.00%	to	1.50%	-6.27%	to	-4.82%
2010	23,779	$8.79	to	$14.10	$313,633	0.88%	0.00%	to	1.50%	10.63%	to	12.30%
2009	23,386	$7.89	to	$12.56	$277,112	1.00%	0.00%	to	1.50%	32.53%	to	34.63%
2008	20,363	$5.91	to	$9.34	$181,120	0.98%	0.00%	to	1.50%	-40.00%	to	-39.03%
2007	16,882	$9.72	to	$15.32	$248,778	1.08%	0.00%	to	1.50%	9.19%	to	10.52%

			419

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
The Hartford Capital Appreciation Fund - Class R4
2011	18		$9.67		$173	1.65%		0.65%		-15.77%
2010	17		$11.48		$190	(d)		0.65%			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
The Hartford Dividend And Growth Fund - Class R4
2011	2		$11.19		$28	-		0.65%		0.27%
2010	4		$11.16		$46	(d)		0.65%			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
The Income Fund of America® - Class R-3
2011	153	$13.10	to	$14.63	$2,121	3.64%	0.00%	to	1.40%	3.72%	to	5.18%
2010	147	$12.33	to	$13.91	$1,942	3.82%	0.00%	to	1.75%	9.70%	to	11.55%
2009	149	$11.24	to	$12.47	$1,778	4.47%	0.00%	to	1.75%	21.91%	to	24.08%
2008	158	$9.22	to	$10.05	$1,535	4.57%	0.00%	to	1.75%	-30.42%	to	-29.18%
2007	121	$13.25	to	$14.19	$1,660	3.34%	0.00%	to	1.75%	1.83%	to	3.08%
ING Balanced Portfolio - Class I
2011	13,209	$9.35	to	$37.60	$299,261	2.79%	0.00%	to	1.95%	-3.28%	to	-1.33%
2010	14,952	$9.56	to	$38.46	$347,585	2.78%	0.00%	to	1.95%	11.89%	to	14.19%
2009	16,466	$8.44	to	$34.02	$341,845	4.46%	0.00%	to	1.95%	16.92%	to	19.28%
2008	17,863	$7.13	to	$28.80	$314,926	3.72%	0.00%	to	1.95%	-29.49%	to	1.49%
2007	21,542	$12.24	to	$40.44	$528,434	2.68%	0.00%	to	1.95%	-27.07%	to	5.54%
ING Real Estate Fund - Class A
2011	114	$17.05	to	$19.12	$2,098	1.97%	0.00%	to	1.45%	7.85%	to	9.32%
2010	117	$15.50	to	$17.49	$1,971	2.35%	0.00%	to	1.75%	25.63%	to	27.39%
2009	122	$12.60	to	$13.73	$1,611	3.77%	0.00%	to	1.45%	27.79%	to	29.65%
2008	133	$9.86	to	$10.59	$1,357	3.35%	0.00%	to	1.45%	-36.10%	to	-35.15%
2007	121	$15.25	to	$16.33	$1,923	2.75%	0.00%	to	1.75%	-17.75%	to	-16.74%

			420

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Value Choice Fund - Class A
2011	-	$11.90			$3	(e)		0.60%			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING GNMA Income Fund - Class A
2011	355	$10.80	to	$16.78	$4,837	3.86%	0.00%	to	1.55%	5.73%	to	7.40%
2010	367	$10.20	to	$15.66	$4,750	3.74%	0.00%	to	1.55%	4.56%	to	6.24%
2009	388	$11.85	to	$12.98	$4,826	4.15%	0.00%	to	1.55%	3.40%	to	4.93%
2008	238	$11.46	to	$12.37	$2,835	3.54%	0.00%	to	1.55%	5.23%	to	6.91%
2007	126	$10.89	to	$11.57	$1,405	3.87%	0.00%	to	1.55%	4.11%	to	5.37%
ING Intermediate Bond Fund - Class A
2011	251	$12.36	to	$13.98	$3,356	4.24%	0.00%	to	1.55%	6.00%	to	7.79%
2010	326	$11.66	to	$12.97	$4,053	5.17%	0.00%	to	1.55%	8.06%	to	9.64%
2009	334	$10.79	to	$11.83	$3,799	6.26%	0.00%	to	1.55%	11.01%	to	12.88%
2008	342	$9.72	to	$10.48	$3,481	4.43%	0.00%	to	1.55%	-11.39%	to	-10.04%
2007	269	$10.97	to	$11.65	$3,064	4.22%	0.00%	to	1.55%	4.18%	to	5.34%
ING Intermediate Bond Portfolio - Class I
2011	17,019	$11.86	to	$95.33	$386,933	4.47%	0.00%	to	1.95%	5.49%	to	7.59%
2010	17,564	$11.13	to	$89.57	$383,698	5.05%	0.00%	to	1.95%	7.67%	to	9.98%
2009	18,464	$10.21	to	$82.40	$378,989	6.63%	0.00%	to	2.05%	9.31%	to	11.57%
2008	18,571	$9.22	to	$83.76	$350,384	5.64%	0.00%	to	2.05%	-10.25%	to	6.66%
2007	19,947	$11.00	to	$92.31	$421,252	3.81%	0.00%	to	1.95%	-11.31%	to	5.99%
ING Intermediate Bond Portfolio - Class S
2011	74		$12.47		$922	5.44%		0.35%		6.95%
2010	44		$11.66		$511	5.81%		0.35%		9.07%
2009	33		$10.69		$349	7.13%		0.35%		10.89%
2008	22		$9.64		$212	5.64%		0.35%		-8.88%
2007	23		$10.58		$249	6.90%		0.35%		5.27%

			421

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Artio Foreign Portfolio - Service Class
2011	1,989	$5.47	to	$11.57	$21,281	1.89%	0.00%	to	1.50%	-22.99%	to	-21.84%
2010	2,357	$7.06	to	$14.81	$32,588	-	0.00%	to	1.50%	5.26%	to	6.85%
2009	2,803	$6.66	to	$13.86	$36,625	3.46%	0.00%	to	1.50%	18.42%	to	20.21%
2008	3,034	$5.58	to	$11.53	$33,338	-	0.00%	to	1.50%	-44.46%	to	-43.62%
2007	3,036	$17.69	to	$20.46	$59,851	0.08%	0.00%	to	1.50%	14.70%	to	16.46%
ING BlackRock Health Sciences Opportunities
Portfolio - Service Class
2011	892	$9.29	to	$13.41	$11,294	0.58%	0.00%	to	1.50%	3.15%	to	4.83%
2010	826	$8.95	to	$12.80	$10,075	-	0.00%	to	1.50%	5.44%	to	6.93%
2009	846	$8.43	to	$11.97	$9,719	-	0.00%	to	1.50%	18.24%	to	20.17%
2008	749	$7.07	to	$9.97	$7,198	0.15%	0.00%	to	1.50%	-29.73%	to	-28.63%
2007	460	$13.42	to	$13.97	$6,256	0.13%	0.00%	to	1.50%	6.93%	to	8.55%
ING BlackRock Inflation Protected Bond Portfolio -
Adviser Class
2011	7		$10.65		$74	(e)		0.35%			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2011	9,172	$8.22	to	$9.41	$82,025	0.62%	0.00%	to	1.50%	-2.78%	to	-1.25%
2010	9,256	$8.45	to	$9.53	$84,717	0.46%	0.00%	to	1.50%	11.91%	to	13.72%
2009	9,710	$7.55	to	$8.39	$79,020	0.58%	0.00%	to	1.50%	28.62%	to	30.69%
2008	10,055	$5.87	to	$6.43	$63,303	0.20%	0.00%	to	1.50%	-39.90%	to	-39.03%
2007	11,126	$9.76	to	$10.53	$115,938	(a)	0.00%	to	1.50%		(a)
ING BlackRock Large Cap Growth Portfolio - Service
Class
2011	51	$10.49	to	$13.51	$551	0.54%	0.00%	to	1.30%	-2.05%	to	-1.55%
2010	18	$10.71	to	$10.95	$196	-	0.00%	to	0.50%	12.86%	to	13.47%
2009	17	$9.49	to	$9.65	$158	-	0.00%	to	0.50%	29.47%	to	30.23%
2008	12	$7.33	to	$7.41	$86	-	0.00%	to	0.50%	-39.32%	to	-39.11%
2007	4	$12.08	to	$12.17	$43	-	0.00%	to	0.50%	6.75%

			422

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING BlackRock Large Cap Growth Portfolio -
Service 2 Class
2011	29	$9.07		$261	0.42%		0.35%		-1.95%
2010	24	$9.25		$220	-		0.35%		12.80%
2009	22	$8.20		$177	-		0.35%		29.54%
2008	12	$6.33		$79	-		0.35%		-39.43%
2007	14	$10.45		$147	(a)		0.35%		(a)
ING Clarion Global Real Estate Portfolio - Adviser Class
2011	-	$8.90		$2	(e)		0.35%		(e)
2010	(e)	(e)		(e)	(e)		(e)		(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
ING Clarion Global Real Estate Portfolio - Institutional
Class
2011	5,765	$9.44 to	$9.93	$55,561	3.83%	0.00%	to	1.50%	-6.63% to	-5.16%
2010	5,816	$10.11 to	$10.47	$59,612	8.70%	0.00%	to	1.50%	14.63% to	16.33%
2009	5,675	$8.82 to	$9.00	$50,442	2.45%	0.00%	to	1.50%	31.79% to	33.73%
2008	5,361	$6.69 to	$6.73	$35,967	(b)	0.00%	to	1.50%	(b)
2007	(b)	(b)		(b)	(b)		(b)		(b)
ING Clarion Real Estate Portfolio - Adviser Class
2011	2	$9.80		$18	(e)		0.35%		(e)
2010	(e)	(e)		(e)	(e)		(e)		(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
ING Clarion Real Estate Portfolio - Institutional Class
2011	188	$10.84 to	$11.48	$2,157	2.40%	0.95%	to	1.95%	7.65% to	8.71%
2010	182	$10.07 to	$10.56	$1,924	3.64%	0.95%	to	1.95%	25.88% to	27.08%
2009	158	$8.00 to	$8.31	$1,315	3.43%	0.95%	to	1.95%	34.90%
2008	117	$6.16		$724	1.92%		0.95%		-38.89%
2007	94	$9.91 to	$10.08	$942	(a)	0.95%	to	1.95%	(a)

423

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Clarion Real Estate Portfolio - Service Class
2011	4,216	$9.91	to	$11.95	$48,009	1.33%	0.00%	to	1.55%	7.87% to	9.53%
2010	3,935	$9.13	to	$10.91	$41,259	3.37%	0.00%	to	1.50%	26.02% to	28.05%
2009	3,220	$7.19	to	$8.52	$26,610	3.48%	0.00%	to	1.55%	33.83% to	35.89%
2008	2,819	$5.33	to	$6.27	$17,289	1.39%	0.00%	to	1.50%	-39.46% to	-38.53%
2007	2,072	$9.95	to	$10.20	$20,838	1.31%	0.00%	to	1.50%	-18.97% to	-18.11%
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2011	4,580	$9.19	to	$14.79	$64,098	0.20%	0.00%	to	1.60%	-12.28% to	-10.93%
2010	4,086	$10.41	to	$16.61	$64,558	0.15%	0.00%	to	1.80%	26.45% to	28.45%
2009	3,350	$8.18	to	$12.94	$41,611	0.53%	0.00%	to	1.50%	37.05% to	39.14%
2008	2,384	$5.92	to	$9.30	$21,437	0.94%	0.00%	to	1.50%	-40.11% to	-39.14%
2007	1,307	$9.76	to	$15.28	$19,443	0.12%	0.00%	to	1.85%	12.77% to	14.09%
ING FMRSM Diversified Mid Cap Portfolio - Service 2
Class
2011	1		$8.52		$12	(e)		0.35%		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
ING Global Resources Portfolio - Adviser Class
2011	-		$8.76		$2	(e)		0.35%		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
ING Global Resources Portfolio - Institutional Class
2011	2		$12.51		$30	-		0.20%		-9.08%
2010	2		$13.76		$33	-		0.20%		21.66%
2009	2		$11.31		$27	-		0.20%		37.59%
2008	3		$8.22		$25	2.90%		0.20%		-40.95%
2007	3		$13.92		$44	(a)		0.20%		(a)

			424

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Global Resources Portfolio - Service Class
2011	10,492	$8.89	to	$13.59	$122,291	0.60%	0.00%	to	1.50%	-10.51%	to	-9.13%
2010	10,301	$9.88	to	$15.01	$133,413	0.85%	0.00%	to	1.50%	19.77%	to	21.64%
2009	10,029	$8.19	to	$12.38	$107,768	0.30%	0.00%	to	1.50%	35.47%	to	37.64%
2008	9,325	$6.00	to	$8.06	$73,573	2.08%	0.00%	to	1.50%	-41.88%	to	-41.03%
2007	8,097	$13.42	to	$13.65	$109,431	(a)	0.00%	to	1.50%		(a)
ING Invesco Van Kampen Growth and Income
Portfolio - Service Class
2011	1,721	$8.75	to	$12.25	$19,901	1.21%	0.00%	to	1.50%	-3.65%	to	-2.16%
2010	1,829	$9.03	to	$12.52	$21,766	0.24%	0.00%	to	1.50%	10.79%	to	12.49%
2009	1,715	$8.09	to	$11.13	$18,265	1.34%	0.00%	to	1.50%	22.12%	to	23.98%
2008	1,513	$6.57	to	$8.98	$13,111	4.08%	0.00%	to	1.50%	-33.23%	to	-32.23%
2007	1,338	$12.73	to	$13.25	$17,288	1.68%	0.00%	to	1.50%	1.03%	to	2.11%
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
2011	18		$16.12		$286	0.87%		0.35%		-18.83%
2010	20		$19.86		$405	0.48%		0.35%		19.49%
2009	25		$16.62		$421	1.01%		0.35%		70.29%
2008	18		$9.76		$171	3.71%		0.35%		-51.61%
2007	18		$20.17		$368	0.94%		0.35%		37.49%
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2011	1,715	$16.84	to	$16.87	$28,902	1.10%	0.95%	to	1.00%	-18.84%	to	-18.82%
2010	1,953	$20.75	to	$20.78	$40,548	0.67%	0.95%	to	1.00%	19.39%	to	19.49%
2009	2,123	$17.38	to	$17.39	$36,901	1.51%	0.95%	to	1.00%	70.32%	to	70.39%
2008	1,808	$10.20	to	$10.21	$18,447	2.65%	0.95%	to	1.00%	-51.66%	to	-51.61%
2007	2,077		$21.10		$43,831	1.12%		1.00%		37.46%
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2011	1,268	$8.05	to	$20.76	$23,894	0.83%	0.00%	to	1.50%	-19.51%	to	-18.26%
2010	1,441	$9.94	to	$25.42	$33,720	0.48%	0.00%	to	1.55%	18.45%	to	20.31%
2009	1,541	$8.33	to	$21.25	$30,187	1.31%	0.00%	to	1.55%	68.93%	to	71.51%
2008	1,357	$4.89	to	$12.39	$15,725	2.46%	0.00%	to	1.50%	-52.01%	to	-51.32%
2007	1,642	$15.61	to	$25.32	$40,173	0.95%	0.10%	to	1.50%	36.42%	to	37.80%

			425

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Small Cap Core Equity Portfolio -
Adviser Class
2011	1		$9.08		$9	(e)		0.35%		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2011	631	$10.18	to	$14.57	$8,714	0.37%	0.00%	to	1.50%	-2.80% to	-1.29%
2010	466	$10.41	to	$14.76	$6,554	0.28%	0.00%	to	1.50%	24.86% to	26.70%
2009	324	$8.29	to	$11.65	$3,617	0.45%	0.00%	to	1.50%	25.40% to	27.40%
2008	241	$6.57	to	$9.15	$2,129	0.48%	0.00%	to	1.50%	-31.00% to	-29.94%
2007	194	$12.55	to	$13.06	$2,468	0.15%	0.00%	to	1.50%	-3.16% to	-2.13%
ING Large Cap Growth Portfolio - Adviser Class
2011	11		$10.33		$113	(e)		0.35%		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
ING Large Cap Growth Portfolio - Institutional Class
2011	12,873	$10.27	to	$14.05	$133,022	(e)	0.00%	to	1.50%	(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
ING Large Cap Growth Portfolio - Service Class
2011	25	$10.32	to	$15.22	$266	0.11%	0.00%	to	1.40%	1.74%
2010	217	$14.96	to	$15.29	$3,252	0.33%	0.00%	to	0.50%	13.68% to	14.19%
2009	29	$13.16	to	$13.39	$378	0.48%	0.00%	to	0.50%	41.81% to	42.45%
2008	4	$9.28	to	$9.40	$35	-	0.00%	to	0.50%	-27.53%
2007	-		$12.97		-	-		-		-

			426

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Large Cap Value Portfolio - Institutional Class
2011	24,706	$8.14	to	$9.38	$212,312	1.28%	0.00%	to	1.95%	1.50% to	3.53%
2010	16,432	$8.02	to	$9.06	$137,628	2.49%	0.00%	to	1.95%	17.08% to	19.37%
2009	17,629	$6.85	to	$7.59	$124,824	-	0.00%	to	1.95%	10.45% to	12.77%
2008	17,559	$6.20	to	$6.74	$111,368	3.16%	0.00%	to	1.95%	-31.49% to	-30.28%
2007	17,096	$9.05	to	$9.31	$156,482	(a)	0.20%	to	1.95%	(a)
ING Large Cap Value Portfolio - Service Class
2011	95	$8.21	to	$8.71	$821	1.94%	0.50%	to	1.55%	2.18%
2010	-		$8.26		$3	-		1.05%		18.00%
2009	-		$7.00		$3	(c)		1.05%		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
ING Marsico Growth Portfolio - Institutional Class
2011	904	$9.58	to	$10.14	$8,799	0.51%	0.00%	to	1.50%	-2.84% to	-1.46%
2010	921	$9.82	to	$10.29	$9,178	0.69%	0.00%	to	1.50%	18.35% to	20.07%
2009	881	$8.25	to	$8.57	$7,384	1.17%	0.00%	to	1.50%	27.33% to	31.01%
2008	797	$6.45	to	$6.62	$5,214	(b)	0.00%	to	1.50%	(b)
2007	(b)		(b)		(b)	(b)		(b)		(b)
ING Marsico Growth Portfolio - Service Class
2011	48	$9.91	to	$12.28	$570	0.18%	0.25%	to	1.45%	-2.98% to	-1.84%
2010	43	$10.12	to	$12.51	$522	0.47%	0.25%	to	1.35%	18.32% to	19.48%
2009	33	$8.47	to	$10.35	$337	0.62%	0.35%	to	1.50%	27.96% to	28.53%
2008	39	$6.59	to	$8.08	$306	0.09%	0.35%	to	1.20%	-40.94% to	-40.60%
2007	325	$11.39	to	$13.76	$4,327	-	0.00%	to	1.50%	12.43% to	14.19%
ING MFS Total Return Portfolio - Adviser Class
2011	97		$11.59		$1,120	2.56%		0.35%		0.87%
2010	93		$11.49		$1,070	0.41%		0.35%		9.12%
2009	85		$10.53		$896	2.58%		0.35%		17.13%
2008	55		$8.99		$497	4.89%		0.35%		-22.90%
2007	49		$11.66		$567	1.31%		0.35%		3.19%

			427

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MFS Total Return Portfolio - Institutional Class
2011	5,037	$11.03	to	$11.05	$55,604	2.69%	0.95%	to	1.00%	0.82%	to	0.91%
2010	5,492	$10.94	to	$10.95	$60,109	0.45%	0.95%	to	1.00%	9.06%	to	9.07%
2009	5,815	$10.03	to	$10.04	$58,354	2.74%	0.95%	to	1.00%	17.02%	to	17.04%
2008	6,024	$8.57	to	$8.58	$51,654	6.26%	0.95%	to	1.00%	-23.00%	to	-22.91%
2007	7,291		$11.13		$81,146	0.11%		1.00%		3.25%
ING MFS Total Return Portfolio - Service Class
2011	1,712	$9.76	to	$16.06	$24,886	2.43%	0.00%	to	1.65%	0.07%	to	1.52%
2010	1,795	$9.70	to	$15.85	$25,934	0.45%	0.00%	to	1.50%	8.18%	to	9.90%
2009	1,926	$8.90	to	$14.70	$25,683	2.51%	0.00%	to	1.55%	16.03%	to	17.88%
2008	1,955	$7.60	to	$12.47	$22,350	5.97%	0.00%	to	1.55%	-23.51%	to	-22.41%
2007	2,252	$12.08	to	$15.88	$33,604	2.95%	0.10%	to	1.55%	2.44%	to	3.61%
ING MFS Utilities Portfolio - Service Class
2011	2,369	$9.86	to	$19.18	$42,549	3.65%	0.00%	to	1.50%	4.77%	to	6.40%
2010	2,219	$9.35	to	$18.03	$37,746	2.63%	0.00%	to	1.50%	12.01%	to	13.72%
2009	2,258	$8.29	to	$15.86	$34,116	5.53%	0.00%	to	1.50%	30.80%	to	32.83%
2008	2,158	$6.29	to	$11.94	$24,775	3.58%	0.00%	to	1.50%	-38.65%	to	-37.72%
2007	2,012	$18.42	to	$19.17	$37,523	1.01%	0.00%	to	1.50%	25.48%	to	26.89%
ING Morgan Stanley Global Franchise Portfolio -
Adviser Class
2011	1		$9.77		$15	(e)		0.35%			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING PIMCO High Yield Portfolio - Adviser Class
2011	3		$9.91		$29	(e)		0.35%			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)

			428

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING PIMCO High Yield Portfolio - Institutional Class
2011	697	$14.47	to	$14.50	$10,100	7.87%	0.95%	to	1.00%	3.65%	to	3.72%
2010	491	$13.96	to	$13.98	$6,858	7.29%	0.95%	to	1.00%	13.40%	to	13.47%
2009	278	$12.31	to	$12.32	$3,426	7.29%	0.95%	to	1.00%	48.26%	to	48.31%
2008	73	$8.30	to	$8.31	$609	8.94%	0.95%	to	1.00%	-23.15%	to	-23.06%
2007	74		$10.80		$800	6.11%		1.00%		2.08%
ING PIMCO High Yield Portfolio - Service Class
2011	1,538	$13.34	to	$16.36	$23,607	7.03%	0.00%	to	1.50%	2.85%	to	4.47%
2010	1,397	$12.89	to	$15.66	$20,723	7.21%	0.00%	to	1.50%	12.60%	to	14.27%
2009	969	$11.37	to	$13.71	$12,663	8.04%	0.00%	to	1.50%	47.07%	to	49.41%
2008	505	$7.67	to	$9.18	$4,462	8.96%	0.00%	to	1.50%	-23.68%	to	-22.53%
2007	497	$10.71	to	$11.85	$5,722	7.27%	0.00%	to	1.50%	1.34%	to	2.86%
ING Pioneer Fund Portfolio - Institutional Class
2011	1,981	$8.60	to	$10.90	$19,761	1.67%	0.00%	to	1.95%	-6.14%	to	-4.24%
2010	1,963	$9.06	to	$11.50	$20,602	1.34%	0.00%	to	1.95%	13.87%	to	16.17%
2009	1,654	$7.87	to	$10.00	$15,047	1.46%	0.00%	to	1.95%	22.54%	to	24.41%
2008	1,578	$6.37	to	$8.11	$11,631	3.79%	0.00%	to	1.60%	-35.59%	to	-34.52%
2007	1,454	$11.18	to	$12.51	$16,489	0.44%	0.00%	to	1.70%	3.71%	to	5.42%
ING Pioneer Fund Portfolio - Service Class
2011	28	$9.42	to	$9.80	$271	1.08%	0.80%	to	1.50%	-5.85%	to	-5.31%
2010	46	$10.00	to	$10.52	$473	1.21%	0.45%	to	1.55%	14.27%	to	15.22%
2009	39	$8.83	to	$9.13	$353	1.73%	0.45%	to	1.35%	22.44%	to	23.00%
2008	15	$7.22	to	$7.33	$109	3.64%	0.70%	to	1.30%	-35.54%	to	-35.41%
2007	10	$11.20	to	$11.24	$111	-	1.00%	to	1.30%	4.07%
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
2011	7,967	$8.77	to	$10.70	$80,950	1.54%	0.00%	to	1.90%	-6.42%	to	-4.80%
2010	8,727	$9.30	to	$11.24	$93,956	1.11%	0.00%	to	2.10%	15.71%	to	18.32%
2009	9,133	$7.93	to	$9.51	$83,867	1.50%	0.00%	to	2.10%	23.11%	to	25.46%
2008	8,859	$6.37	to	$7.58	$65,464	2.18%	0.00%	to	1.80%	-34.09%	to	-32.92%
2007	8,727	$11.02	to	$11.30	$96,991	0.08%	0.00%	to	1.80%	4.16%	to	5.26%

			429

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer Mid Cap Value Portfolio - Service Class
2011	35	$9.44	to	$10.51	$359	1.34%	0.10%	to	1.65%	-6.60% to	-5.06%
2010	36	$10.30	to	$11.07	$390	0.82%	0.10%	to	1.65%	16.13% to	17.77%
2009	37	$8.91	to	$9.40	$342	1.47%	0.10%	to	1.55%	23.49% to	25.00%
2008	28	$7.27	to	$7.52	$204	3.64%	0.10%	to	1.35%	-34.03% to	-33.30%
2007	1	$11.02	to	$11.20	$16	(a)	0.35%	to	1.35%	(a)
ING T. Rowe Price Capital Appreciation Portfolio -
Adviser Class
2011	15		$9.65		$146	(e)		0.35%		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2011	28,088	$10.86	to	$14.95	$396,097	1.97%	0.00%	to	1.55%	1.28% to	2.89%
2010	25,529	$10.65	to	$14.53	$352,842	1.74%	0.00%	to	1.55%	12.32% to	13.97%
2009	21,112	$9.42	to	$12.75	$257,927	2.05%	0.00%	to	1.55%	31.08% to	33.33%
2008	17,181	$7.12	to	$9.57	$158,868	4.79%	0.00%	to	1.55%	-28.63% to	-27.50%
2007	13,148	$12.66	to	$13.20	$168,990	1.82%	0.00%	to	1.55%	2.76% to	4.05%
ING T. Rowe Price Equity Income Portfolio - Adviser
Class
2011	131		$11.03		$1,447	1.86%		0.35%		-1.52%
2010	121		$11.20		$1,354	1.31%		0.35%		14.17%
2009	142		$9.81		$1,389	1.56%		0.35%		24.18%
2008	116		$7.90		$918	3.48%		0.35%		-36.19%
2007	93		$12.38		$1,151	1.02%		0.35%		2.40%
ING T. Rowe Price Equity Income Portfolio - Service
Class
2011	6,232	$8.66	to	$17.51	$100,170	1.97%	0.00%	to	1.50%	-2.41% to	-0.89%
2010	6,508	$8.82	to	$17.67	$106,214	1.54%	0.00%	to	1.65%	13.06% to	15.00%
2009	7,785	$7.73	to	$15.37	$110,806	1.81%	0.00%	to	1.65%	22.83% to	24.96%
2008	6,475	$6.23	to	$12.30	$74,508	4.58%	0.00%	to	1.65%	-36.69% to	-35.67%
2007	5,633	$13.02	to	$19.12	$101,704	1.42%	0.00%	to	1.65%	1.35% to	2.78%

			430

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price International Stock Portfolio -
Adviser Class
2011	11		$7.63		$83	3.66%		0.35%		-13.00%
2010	9		$8.77		$81	0.78%		0.35%		13.02%
2009	23		$7.76		$175	-		0.35%		36.62%
2008	11		$5.68		$65	-		0.35%		-49.87%
2007	6		$11.33		$64	(a)		0.35%			(a)
ING T. Rowe Price International Stock Portfolio -
Service Class
2011	564	$6.61	to	$12.99	$6,872	3.63%	0.00%	to	1.50%	-13.67%	to	-12.35%
2010	579	$7.60	to	$14.82	$8,102	1.37%	0.00%	to	1.50%	12.11%	to	13.82%
2009	690	$6.74	to	$13.02	$8,576	1.20%	0.00%	to	1.50%	35.49%	to	37.63%
2008	705	$4.93	to	$9.46	$6,408	1.08%	0.00%	to	1.50%	-50.25%	to	-49.52%
2007	688	$18.01	to	$18.74	$12,551	0.95%	0.00%	to	1.50%	18.80%	to	19.97%
ING Templeton Global Growth Portfolio - Institutional
Class
2011	53	$12.90	to	$13.54	$709	1.80%	0.60%	to	1.45%	-6.86%	to	-6.04%
2010	52	$13.78	to	$14.41	$735	1.63%	0.60%	to	1.55%	6.33%	to	7.38%
2009	56	$12.86	to	$13.42	$738	3.04%	0.60%	to	1.75%	30.43%	to	31.96%
2008	77	$9.86	to	$10.17	$774	1.43%	0.60%	to	1.75%	-40.67%	to	-39.96%
2007	71	$16.62	to	$16.94	$1,186	-	0.75%	to	1.90%	1.70%
ING Templeton Global Growth Portfolio - Service Class
2011	438	$7.74	to	$9.14	$3,825	1.81%	0.00%	to	1.50%	-7.10%	to	-5.69%
2010	395	$8.29	to	$9.72	$3,693	1.47%	0.00%	to	1.50%	6.15%	to	7.79%
2009	402	$7.75	to	$9.11	$3,525	2.24%	0.00%	to	1.50%	30.21%	to	32.26%
2008	315	$5.90	to	$6.89	$2,110	1.09%	0.00%	to	1.50%	-40.57%	to	-39.86%
2007	253	$11.14	to	$11.39	$2,833	1.27%	0.30%	to	1.50%	0.91%	to	1.98%
ING U.S. Stock Index Portfolio - Institutional Class
2011	532	$11.84	to	$13.03	$6,870	2.11%	0.00%	to	1.25%	0.50%	to	1.80%
2010	473	$11.98	to	$12.80	$6,021	1.76%	0.00%	to	1.25%	13.34%	to	14.72%
2009	356	$10.54	to	$11.16	$3,952	0.73%	0.00%	to	1.25%	24.65%	to	26.30%
2008	269	$8.44	to	$8.84	$2,372	3.86%	0.00%	to	1.25%	-37.92%	to	-37.13%
2007	256	$13.55	to	$14.03	$3,588	1.50%	0.05%	to	1.25%	4.04%	to	4.51%

			431

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Money Market Portfolio - Class I
2011	21,788	$10.14	to	$57.32	$341,904	0.00%	0.00%	to	1.60%	-1.51% to	0.06%
2010	21,616	$10.23	to	$57.51	$342,560	0.02%	0.00%	to	1.85%	-1.61% to	0.29%
2009	24,663	$10.28	to	$57.57	$403,501	0.30%	0.00%	to	2.05%	-1.69% to	0.35%
2008	32,012	$10.33	to	$57.58	$541,019	5.05%	0.00%	to	1.95%	0.93% to	13.38%
2007	26,790	$10.73	to	$56.29	$520,246	3.62%	0.00%	to	1.70%	-7.17% to	5.16%
ING Global Real Estate Fund - Class A
2011	4	$14.90	to	$15.02	$63	3.60%	0.50%	to	0.80%	-6.35%
2010	3	$15.91	to	$15.95	$48	2.78%	0.65%	to	0.80%	13.89%
2009	2	$13.97	to	$14.00	$24	(c)	0.50%	to	0.80%	(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
ING International Capital Appreciation Fund - Class I
2011	-	$11.36	to	$11.58	$2	-	0.85%	to	1.60%	-19.43%
2010	1	$14.10	to	$14.24	$11	-	1.00%	to	1.60%	-
2009	-	$13.16	to	$13.18	$3	(c)	1.05%	to	1.35%	(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
ING International SmallCap Multi-Manager Fund -
Class A
2011	79	$13.14	to	$14.68	$1,134	1.38%	0.00%	to	1.40%	-18.79% to	-17.62%
2010	101	$15.79	to	$17.82	$1,766	0.41%	0.00%	to	1.75%	22.40% to	24.53%
2009	117	$12.90	to	$14.31	$1,642	1.31%	0.00%	to	1.75%	42.98% to	45.43%
2008	131	$9.05	to	$9.84	$1,261	2.18%	0.00%	to	1.70%	-52.54% to	-51.81%
2007	111	$19.07	to	$20.42	$2,221	0.85%	0.00%	to	1.75%	8.61% to	9.75%
ING American Century Small-Mid Cap Value Portfolio -
Adviser Class
2011	8		$13.02		$110	1.08%		0.35%		-3.77%
2010	6		$13.53		$76	1.56%		0.35%		21.35%
2009	5		$11.15		$52	-		0.35%		34.66%
2008	5		$8.28		$39	2.63%		0.35%		-26.92%
2007	3		$11.33		$37	-		0.35%		-3.49%

			432

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Century Small-Mid Cap Value
Portfolio - Initial Class
2011	-	$11.01	to	$11.08	$5	(e)	0.95%	to	1.40%	(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
ING American Century Small-Mid Cap Value Portfolio -
Service Class
2011	2,497	$10.97	to	$19.08	$44,006	1.09%	0.00%	to	1.50%	-4.57% to	-3.13%
2010	2,506	$11.41	to	$19.70	$45,970	1.09%	0.00%	to	1.50%	20.15% to	22.06%
2009	2,396	$9.42	to	$16.14	$35,995	1.64%	0.00%	to	1.50%	33.70% to	35.74%
2008	1,988	$7.00	to	$11.90	$22,075	0.80%	0.00%	to	1.50%	-27.69% to	-26.54%
2007	1,876	$12.60	to	$16.20	$28,635	0.41%	0.00%	to	1.50%	-4.31% to	-2.91%
ING Baron Small Cap Growth Portfolio - Adviser Class
2011	99		$12.44		$1,233	-		0.35%		1.55%
2010	102		$12.25		$1,247	-		0.35%		25.77%
2009	97		$9.74		$947	-		0.35%		34.34%
2008	30		$7.25		$216	-		0.35%		-41.58%
2007	21		$12.41		$257	-		0.35%		5.44%
ING Baron Small Cap Growth Portfolio - Service Class
2011	6,828	$9.66	to	$20.75	$121,607	-	0.00%	to	1.55%	0.69% to	2.27%
2010	6,913	$9.54	to	$20.51	$122,371	-	0.00%	to	1.75%	24.28% to	26.62%
2009	7,089	$7.60	to	$16.37	$100,316	-	0.00%	to	1.75%	33.14% to	35.21%
2008	6,207	$5.66	to	$12.23	$66,236	-	0.00%	to	1.55%	-42.18% to	-41.24%
2007	5,880	$9.67	to	$21.03	$108,700	-	0.00%	to	1.55%	4.48% to	6.07%
ING Columbia Small Cap Value II Portfolio - Adviser
Class
2011	25		$9.29		$234	0.77%		0.35%		-3.23%
2010	3		$9.60		$26	-		0.35%		24.51%
2009	3		$7.71		$21	(c)		0.35%		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)

			433

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Columbia Small Cap Value II Portfolio - Service
Class
2011	312	$9.31	to	$10.34	$3,093	0.51%	0.00%	to	1.50%	-4.18%	to	-2.65%
2010	231	$9.81	to	$10.66	$2,367	1.31%	0.00%	to	1.50%	23.49%	to	24.97%
2009	174	$8.13	to	$8.59	$1,441	1.17%	0.00%	to	1.50%	22.81%	to	24.67%
2008	142	$6.62	to	$6.89	$953	0.11%	0.00%	to	1.50%	-35.06%	to	-34.36%
2007	77	$10.19	to	$10.42	$796	-	0.25%	to	1.50%	1.39%	to	2.47%
ING Davis New York Venture Portfolio - Service Class
2011	730	$8.15	to	$19.38	$11,915	0.99%	0.00%	to	1.50%	-6.09%	to	-4.66%
2010	843	$8.62	to	$20.33	$14,440	0.40%	0.00%	to	1.50%	10.40%	to	12.01%
2009	840	$7.76	to	$18.15	$12,781	0.66%	0.00%	to	1.50%	29.62%	to	31.62%
2008	735	$5.94	to	$13.79	$8,589	0.78%	0.00%	to	1.50%	-40.12%	to	-39.39%
2007	575	$12.23	to	$22.34	$11,313	0.25%	0.25%	to	1.50%	2.63%	to	3.63%
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2011	692	$11.51	to	$11.82	$7,970	0.17%	0.00%	to	0.50%	-11.53%	to	-11.13%
2010	1,084	$13.01	to	$13.30	$14,099	0.52%	0.00%	to	0.50%	27.55%	to	28.13%
2009	966	$10.20	to	$10.38	$9,850	4.74%	0.00%	to	0.50%	38.59%	to	39.33%
2008	911	$7.36	to	$7.45	$6,707	0.37%	0.00%	to	0.50%	-40.11%	to	-39.77%
2007	329	$12.29	to	$12.37	$4,044	0.05%	0.00%	to	0.50%	14.43%
ING Global Bond Portfolio - Adviser Class
2011	29		$14.02		$413	7.47%		0.35%		2.94%
2010	35		$13.62		$471	3.38%		0.35%		14.74%
2009	20		$11.87		$239	2.82%		0.35%		20.63%
2008	26		$9.84		$258	6.75%		0.35%		-16.26%
2007	23		$11.75		$275	4.98%		0.35%		8.00%
ING Global Bond Portfolio - Initial Class
2011	11,179	$12.12	to	$14.91	$155,537	7.58%	0.00%	to	1.95%	1.72%	to	3.76%
2010	11,430	$11.79	to	$14.38	$154,688	3.10%	0.00%	to	1.95%	13.56%	to	17.21%
2009	11,306	$10.26	to	$12.40	$132,935	4.07%	0.00%	to	1.95%	18.29%	to	22.41%
2008	11,204	$8.50	to	$10.20	$109,367	5.72%	0.00%	to	1.95%	-17.26%	to	-14.92%
2007	10,776	$11.42	to	$12.08	$125,688	4.51%	0.00%	to	1.95%	5.82%	to	10.12%

			434

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Global Bond Portfolio - Service Class
2011	72	$11.94	to	$13.18	$891	10.87%	0.25%	to	1.50%	1.93% to	3.12%
2010	90	$11.68	to	$12.93	$1,077	2.73%	0.35%	to	1.50%	13.82% to	15.15%
2009	58	$10.25	to	$11.36	$609	5.09%	0.35%	to	1.50%	19.58% to	20.85%
2008	25	$8.59	to	$9.50	$216	0.40%	0.40%	to	1.50%	-17.03%
2007	330	$11.45	to	$11.58	$3,826	(a)	0.95%	to	1.50%	(a)
ING Index Solution 2015 Portfolio - Initial Class
2011	1	$10.70	to	$13.08	$11	(e)	0.95%	to	1.40%	(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
ING Index Solution 2015 Portfolio - Service Class
2011	44	$10.86	to	$13.01	$552	0.99%	0.00%	to	0.75%	0.08% to	0.74%
2010	5	$10.78	to	$13.00	$55	(d)	0.00%	to	0.75%	(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
ING Index Solution 2015 Portfolio - Service 2 Class
2011	72	$10.88	to	$11.16	$798	2.29%	0.20%	to	1.55%	-0.91% to	0.45%
2010	62	$10.98	to	$11.11	$687	(d)	0.20%	to	1.55%	(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
ING Index Solution 2025 Portfolio - Initial Class
2011	6	$10.86	to	$13.48	$78	(e)	0.95%	to	1.40%	(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)

435

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2025 Portfolio - Service Class
2011	4	$11.00 to	$13.40	$49	5.19%	0.00%	to	0.75%	-2.26% to	-1.52%
2010	2	$11.17 to	$13.71	$28	(d)	0.00%	to	0.75%	(d)
2009	(d)	(d)		(d)	(d)		(d)		(d)
2008	(d)	(d)		(d)	(d)		(d)		(d)
2007	(d)	(d)		(d)	(d)		(d)		(d)
ING Index Solution 2025 Portfolio - Service 2 Class
2011	178	$11.07 to	$11.36	$2,003	1.87%	0.20%	to	1.55%	-3.23% to	-1.90%
2010	132	$11.44 to	$11.58	$1,519	(d)	0.20%	to	1.55%	(d)
2009	(d)	(d)		(d)	(d)		(d)		(d)
2008	(d)	(d)		(d)	(d)		(d)		(d)
2007	(d)	(d)		(d)	(d)		(d)		(d)
ING Index Solution 2035 Portfolio - Initial Class
2011	3	$13.53 to	$13.63	$42	(e)	0.95%	to	1.40%	(e)
2010	(e)	(e)		(e)	(e)		(e)		(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
ING Index Solution 2035 Portfolio - Service Class
2011	7	$10.98 to	$13.57	$80	1.96%	0.00%	to	0.75%	-3.96% to	-3.26%
2010	2	$11.35 to	$14.13	$22	(d)	0.00%	to	0.75%	(d)
2009	(d)	(d)		(d)	(d)		(d)		(d)
2008	(d)	(d)		(d)	(d)		(d)		(d)
2007	(d)	(d)		(d)	(d)		(d)		(d)
ING Index Solution 2035 Portfolio - Service 2 Class
2011	139	$11.07 to	$11.38	$1,557	1.59%	0.10%	to	1.55%	-4.90% to	-3.48%
2010	92	$11.64 to	$11.79	$1,083	(d)	0.10%	to	1.55%	(d)
2009	(d)	(d)		(d)	(d)		(d)		(d)
2008	(d)	(d)		(d)	(d)		(d)		(d)
2007	(d)	(d)		(d)	(d)		(d)		(d)

436

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2045 Portfolio - Initial Class
2011	1	$13.85 to	$13.94	$17	(e)	0.95%	to	1.40%	(e)
2010	(e)	(e)		(e)	(e)		(e)		(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
ING Index Solution 2045 Portfolio - Service Class
2011	2	$11.08 to	$13.87	$19	-	0.00%	to	0.80%	-4.80% to	-4.15%
2010	-	$11.56 to	$14.57	$1	(d)	0.00%	to	0.75%	(d)
2009	(d)	(d)		(d)	(d)		(d)		(d)
2008	(d)	(d)		(d)	(d)		(d)		(d)
2007	(d)	(d)		(d)	(d)		(d)		(d)
ING Index Solution 2045 Portfolio - Service 2 Class
2011	81	$11.16 to	$11.47	$923	1.19%	0.10%	to	1.55%	-5.82% to	-4.42%
2010	49	$11.85 to	$12.00	$584	(d)	0.10%	to	1.55%	(d)
2009	(d)	(d)		(d)	(d)		(d)		(d)
2008	(d)	(d)		(d)	(d)		(d)		(d)
2007	(d)	(d)		(d)	(d)		(d)		(d)
ING Index Solution 2055 Portfolio - Initial Class
2011	-	$10.98		-	(e)		0.95%		(e)
2010	(e)	(e)		(e)	(e)		(e)		(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
ING Index Solution 2055 Portfolio - Service Class
2011	6	$10.87 to	$11.10	$64	-	0.00%	to	1.25%	-5.04% to	-4.15%
2010	-	$11.51 to	$11.58	$3	(d)	0.00%	to	0.95%	(d)
2009	(d)	(d)		(d)	(d)		(d)		(d)
2008	(d)	(d)		(d)	(d)		(d)		(d)
2007	(d)	(d)		(d)	(d)		(d)		(d)

437

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2055 Portfolio - Service 2 Class
2011	5	$10.87	to	$10.97	$53	-	0.60%	to	1.15%	-5.21%
2010	-		$11.51		-	(d)	0.90%	to	0.95%	(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
ING Index Solution Income Portfolio - Service Class
2011	51	$10.84	to	$12.59	$645	(e)	0.00%	to	0.80%	(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
ING Index Solution Income Portfolio - Service 2 Class
2011	17	$10.78	to	$10.97	$186	2.89%	0.60%	to	1.55%	0.94% to	1.86%
2010	15	$10.68	to	$10.76	$160	(d)	0.65%	to	1.55%	(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
ING Invesco Van Kampen Comstock Portfolio -
Adviser Class
2011	28		$10.45		$297	1.32%		0.35%		-2.70%
2010	29		$10.74		$307	1.02%		0.35%		14.38%
2009	30		$9.39		$284	2.04%		0.35%		27.76%
2008	28		$7.35		$206	3.06%		0.35%		-36.80%
2007	33		$11.63		$382	1.50%		0.35%		-2.92%
ING Invesco Van Kampen Comstock Portfolio -
Service Class
2011	3,682	$8.53	to	$14.49	$46,669	1.37%	0.00%	to	1.95%	-3.92% to	-2.12%
2010	4,016	$8.79	to	$14.95	$52,549	1.29%	0.00%	to	1.95%	12.86% to	15.17%
2009	4,478	$7.70	to	$13.12	$51,283	2.28%	0.00%	to	1.95%	25.95% to	28.60%
2008	4,775	$6.03	to	$10.31	$42,974	3.72%	0.00%	to	1.95%	-37.70% to	-36.68%
2007	5,857	$12.01	to	$16.39	$83,912	1.24%	0.25%	to	1.95%	-3.74% to	-2.54%

			438

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Invesco Van Kampen Equity and Income
Portfolio - Adviser Class
2011	55		$11.80		$649	2.05%		0.35%		-1.91%
2010	43		$12.03		$523	1.38%		0.35%		11.39%
2009	46		$10.80		$492	1.50%		0.35%		21.62%
2008	35		$8.88		$308	7.05%		0.35%		-24.04%
2007	17		$11.69		$203	2.68%		0.35%		2.72%
ING Invesco Van Kampen Equity and Income
Portfolio - Initial Class
2011	18,261	$9.95	to	$13.67	$228,833	2.23%	0.00%	to	1.95%	-3.03% to	-1.01%
2010	19,572	$10.15	to	$13.81	$249,741	1.82%	0.00%	to	1.95%	10.19% to	17.25%
2009	21,103	$9.11	to	$12.30	$240,779	1.87%	0.00%	to	1.95%	14.24% to	25.89%
2008	23,075	$7.48	to	$10.03	$216,996	5.17%	0.00%	to	1.95%	-30.76% to	-21.09%
2007	26,353	$11.95	to	$13.08	$325,269	2.45%	0.00%	to	1.95%	-1.13% to	8.09%
ING Invesco Van Kampen Equity and Income
Portfolio - Service Class
2011	6	$38.32	to	$39.30	$229	2.26%	1.00%	to	1.25%	-2.54% to	-2.31%
2010	5	$39.32	to	$40.23	$214	1.65%	1.00%	to	1.25%	10.64% to	10.92%
2009	4	$35.54	to	$36.27	$149	1.31%	1.00%	to	1.25%	20.84% to	21.14%
2008	5	$29.41	to	$30.80	$157	5.22%	0.60%	to	1.25%	-24.51% to	-24.03%
2007	5	$12.58	to	$40.54	$188	2.88%	0.60%	to	1.25%	2.02% to	2.66%
ING JPMorgan Mid Cap Value Portfolio - Adviser Class
2011	25		$12.49		$308	0.58%		0.35%		1.30%
2010	31		$12.33		$378	0.60%		0.35%		22.20%
2009	29		$10.09		$292	1.12%		0.35%		24.88%
2008	30		$8.08		$245	1.58%		0.35%		-33.44%
2007	32		$12.14		$386	0.42%		0.35%		1.76%
ING JPMorgan Mid Cap Value Portfolio - Service Class
2011	1,760	$10.00	to	$19.76	$30,683	0.83%	0.00%	to	1.50%	0.29% to	1.88%
2010	1,790	$9.91	to	$19.41	$30,952	0.77%	0.00%	to	1.55%	21.11% to	23.01%
2009	1,864	$8.12	to	$15.78	$26,549	1.24%	0.00%	to	1.55%	23.68% to	25.73%
2008	1,843	$6.51	to	$12.56	$21,120	2.10%	0.00%	to	1.55%	-34.08% to	-33.01%
2007	2,021	$9.76	to	$18.54	$34,984	0.57%	0.00%	to	1.55%	0.77% to	2.37%

			439

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Global Portfolio - Adviser Class
2011	46		$11.12		$515	1.20%		0.35%		-8.93%
2010	40		$12.21		$483	1.39%		0.35%		15.08%
2009	36		$10.61		$383	1.61%		0.35%		38.51%
2008	31		$7.66		$238	2.32%		0.35%		-40.85%
2007	28		$12.95		$365	0.43%		0.35%		5.63%
ING Oppenheimer Global Portfolio - Initial Class
2011	40,001	$8.34	to	$13.73	$498,449	1.52%	0.00%	to	1.65%	-9.60% to	-8.10%
2010	43,210	$9.16	to	$14.94	$591,369	1.57%	0.00%	to	1.80%	14.05% to	21.88%
2009	46,362	$7.95	to	$12.86	$549,793	2.38%	0.00%	to	1.95%	29.29% to	44.58%
2008	49,538	$5.74	to	$9.22	$423,940	2.29%	0.00%	to	1.95%	-43.34% to	-38.16%
2007	57,612	$14.09	to	$15.45	$840,722	1.09%	0.00%	to	1.80%	1.35% to	11.82%
ING Oppenheimer Global Portfolio - Service Class
2011	44	$14.05	to	$14.39	$638	1.40%	1.00%	to	1.25%	-9.53% to	-9.33%
2010	41	$15.53	to	$15.87	$647	1.41%	1.00%	to	1.25%	14.36% to	14.67%
2009	35	$13.58	to	$13.84	$486	2.12%	1.00%	to	1.25%	37.59% to	37.99%
2008	27	$9.87	to	$10.03	$267	1.98%	1.00%	to	1.25%	-41.18% to	-41.07%
2007	26	$16.78	to	$17.02	$439	1.20%	1.00%	to	1.25%	5.01% to	5.26%
ING PIMCO Total Return Portfolio - Adviser Class
2011	185		$13.93		$2,578	2.89%		0.35%		2.58%
2010	147		$13.58		$1,991	3.43%		0.35%		6.93%
2009	96		$12.70		$1,215	3.17%		0.35%		11.99%
2008	77		$11.34		$870	5.48%		0.35%		-0.79%
2007	48		$11.43		$554	4.13%		0.35%		8.75%
ING PIMCO Total Return Portfolio - Initial Class
2011	8	$10.22	to	$10.29	$78	(e)	0.95%	to	1.40%	(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)

			440

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING PIMCO Total Return Portfolio - Service Class
2011	15,317	$12.41	to	$17.01	$232,928	2.92%	0.00%	to	1.95%	1.25%	to	3.26%
2010	15,339	$12.13	to	$16.48	$227,651	3.41%	0.00%	to	1.95%	5.45%	to	7.58%
2009	12,634	$11.37	to	$15.32	$175,181	3.28%	0.00%	to	1.95%	10.40%	to	12.68%
2008	8,434	$10.17	to	$13.60	$104,849	5.43%	0.00%	to	1.95%	-1.87%	to	-0.25%
2007	6,608	$10.22	to	$13.44	$83,010	3.25%	0.00%	to	1.75%	7.71%	to	9.17%
ING Pioneer High Yield Portfolio - Initial Class
2011	1,281	$13.37	to	$15.78	$19,191	6.17%	0.00%	to	1.95%	-2.62%	to	-0.69%
2010	1,177	$13.58	to	$15.89	$17,901	6.06%	0.00%	to	1.95%	16.67%	to	19.10%
2009	1,047	$11.50	to	$13.35	$13,508	6.43%	0.00%	to	1.95%	64.58%	to	67.08%
2008	508	$6.96	to	$7.99	$3,967	8.59%	0.00%	to	1.50%	-30.43%	to	-29.42%
2007	465	$11.04	to	$11.32	$5,184	6.31%	0.00%	to	1.50%	4.55%	to	6.19%
ING Pioneer High Yield Portfolio - Service Class
2011	27	$14.41	to	$15.25	$393	5.50%	0.35%	to	1.35%	-2.31%	to	-1.29%
2010	25	$14.71	to	$15.45	$370	5.44%	0.35%	to	1.40%	17.02%	to	18.30%
2009	14	$12.57	to	$13.06	$181	6.87%	0.35%	to	1.40%	64.31%	to	65.47%
2008	11	$7.65	to	$7.79	$81	7.95%	0.70%	to	1.40%	-30.49%	to	-30.32%
2007	9	$11.02	to	$11.11	$95	5.94%	0.85%	to	1.35%	4.82%
ING Solution 2015 Portfolio - Adviser Class
2011	71	$11.31	to	$12.12	$805	2.89%	0.00%	to	0.35%	-1.22%	to	-0.90%
2010	45	$11.45	to	$12.23	$512	0.09%	0.00%	to	0.65%	10.19%	to	10.88%
2009	1,347	$10.26	to	$11.03	$14,444	3.68%	0.00%	to	1.55%	20.28%	to	22.15%
2008	1,203	$8.52	to	$9.03	$10,621	1.79%	0.00%	to	1.55%	-28.20%	to	-27.06%
2007	800	$11.72	to	$12.38	$9,750	0.70%	0.00%	to	1.55%	2.68%	to	4.06%
ING Solution 2015 Portfolio - Service Class
2011	5,226	$9.45	to	$12.33	$60,328	3.23%	0.00%	to	1.50%	-2.19%	to	-0.68%
2010	4,993	$9.61	to	$12.42	$58,754	2.36%	0.00%	to	1.50%	9.61%	to	11.39%
2009	4,158	$8.71	to	$11.17	$44,359	3.84%	0.00%	to	1.50%	20.49%	to	22.39%
2008	3,218	$7.17	to	$9.13	$28,425	1.76%	0.00%	to	1.50%	-27.98%	to	-26.84%
2007	2,485	$11.99	to	$12.48	$30,299	0.55%	0.00%	to	1.50%	3.01%	to	4.61%

			441

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2015 Portfolio - Service 2 Class
2011	1,241	$11.00	to	$11.33	$13,912	3.32%	0.00%	to	1.55%	-2.40%	to	-0.79%
2010	1,297	$11.27	to	$11.42	$14,738	(d)	0.00%	to	1.55%		(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
ING Solution 2025 Portfolio - Adviser Class
2011	36		$10.70		$387	1.90%		0.35%		-3.69%
2010	32	$11.11	to	$12.08	$351	0.05%	0.00%	to	0.95%	12.38%	to	13.53%
2009	1,753	$9.82	to	$10.64	$18,118	3.06%	0.00%	to	1.55%	23.44%	to	25.32%
2008	1,449	$7.86	to	$8.49	$12,028	1.43%	0.00%	to	1.55%	-34.96%	to	-33.93%
2007	957	$11.94	to	$12.85	$12,103	0.50%	0.00%	to	1.55%	2.66%	to	3.99%
ING Solution 2025 Portfolio - Service Class
2011	8,260	$8.71	to	$11.89	$92,206	2.18%	0.00%	to	1.50%	-4.53%	to	-3.03%
2010	7,451	$9.07	to	$12.27	$86,539	1.58%	0.00%	to	1.50%	12.04%	to	13.82%
2009	6,278	$8.03	to	$10.78	$64,506	3.13%	0.00%	to	1.50%	23.86%	to	25.93%
2008	4,569	$6.43	to	$8.57	$37,936	1.41%	0.00%	to	1.50%	-34.86%	to	-33.95%
2007	3,127	$9.87	to	$12.96	$39,563	0.41%	0.00%	to	1.50%	3.06%	to	4.31%
ING Solution 2025 Portfolio - Service 2 Class
2011	1,727	$11.17	to	$11.51	$19,675	2.22%	0.00%	to	1.55%	-4.77%	to	-3.20%
2010	1,708	$11.73	to	$11.89	$20,208	(d)	0.00%	to	1.55%		(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
ING Solution 2035 Portfolio - Adviser Class
2011	32		$10.55		$338	1.12%		0.35%		-5.21%
2010	34	$11.13	to	$11.56	$379	0.05%	0.35%	to	1.00%	13.11%	to	13.92%
2009	1,547	$9.77	to	$10.71	$16,062	2.66%	0.00%	to	1.55%	26.08%	to	28.11%
2008	1,196	$7.66	to	$8.36	$9,767	1.45%	0.00%	to	1.55%	-38.14%	to	-37.24%
2007	750	$12.24	to	$13.32	$9,830	0.44%	0.00%	to	1.55%	3.40%	to	4.75%

			442

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2035 Portfolio - Service Class
2011	6,862	$8.36	to	$11.85	$76,467	1.61%	0.00%	to	1.50%	-6.05%	to	-4.55%
2010	5,947	$8.85	to	$12.42	$70,002	1.19%	0.00%	to	1.50%	12.86%	to	14.58%
2009	5,065	$7.78	to	$10.84	$52,312	2.79%	0.00%	to	1.50%	26.47%	to	28.44%
2008	3,386	$6.11	to	$8.45	$27,711	1.40%	0.00%	to	1.50%	-37.97%	to	-36.99%
2007	2,101	$12.88	to	$13.41	$27,544	0.44%	0.00%	to	1.50%	3.70%	to	4.98%
ING Solution 2035 Portfolio - Service 2 Class
2011	1,444	$11.18	to	$11.52	$16,464	1.68%	0.00%	to	1.55%	-6.29%	to	-4.79%
2010	1,425	$11.93	to	$12.10	$17,154	(d)	0.00%	to	1.55%		(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
ING Solution 2045 Portfolio - Adviser Class
2011	11		$10.34		$115	1.03%		0.35%		-5.74%
2010	7		$10.97		$80	0.02%		0.35%		14.51%
2009	1,072	$9.58	to	$10.68	$11,165	2.16%	0.00%	to	1.55%	27.31%	to	29.30%
2008	797	$7.43	to	$8.26	$6,465	1.10%	0.00%	to	1.55%	-40.86%	to	-39.93%
2007	579	$12.42	to	$13.75	$7,858	0.24%	0.00%	to	1.55%	3.86%	to	5.24%
ING Solution 2045 Portfolio - Service Class
2011	4,993	$8.06	to	$11.80	$55,372	1.22%	0.00%	to	1.50%	-6.56%	to	-5.12%
2010	4,246	$8.57	to	$12.44	$49,958	0.90%	0.00%	to	1.50%	13.39%	to	15.17%
2009	3,511	$7.51	to	$10.81	$36,075	2.34%	0.00%	to	1.50%	27.92%	to	29.93%
2008	2,197	$5.82	to	$8.32	$17,688	1.13%	0.00%	to	1.50%	-40.72%	to	-39.88%
2007	1,293	$9.89	to	$13.84	$17,462	0.25%	0.00%	to	1.50%	4.15%	to	5.38%
ING Solution 2045 Portfolio - Service 2 Class
2011	1,168	$11.22	to	$11.56	$13,383	1.25%	0.00%	to	1.55%	-6.89%	to	-5.40%
2010	1,142	$12.05	to	$12.22	$13,890	(d)	0.00%	to	1.55%		(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)

			443

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2055 Portfolio - Service Class
2011	130	$10.20	to	$11.02	$1,414	0.37%	0.05%	to	1.50%	-6.52% to	-5.16%
2010	19	$11.50	to	$11.62	$222	(d)	0.05%	to	1.50%	(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
ING Solution 2055 Portfolio - Service 2 Class
2011	24	$10.74	to	$11.00	$259	0.46%	0.00%	to	1.45%	-6.43% to	-5.25%
2010	15	$11.51	to	$11.61	$174	(d)	0.00%	to	1.25%	(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
ING Solution Growth Portfolio - Service Class
2011	193	$9.02	to	$9.44	$1,775	0.33%	0.25%	to	1.50%	-3.94% to	-2.68%
2010	131	$9.39	to	$9.70	$1,246	1.11%	0.25%	to	1.50%	11.11% to	12.40%
2009	86	$8.45	to	$8.63	$737	0.66%	0.25%	to	1.50%	22.87% to	23.99%
2008	25	$6.91	to	$6.96	$174	(b)	0.25%	to	1.25%	(b)
2007	(b)		(b)		(b)	(b)		(b)		(b)
ING Solution Income Portfolio - Adviser Class
2011	25		$11.90		$303	2.00%		0.35%		-0.17%
2010	84	$11.92	to	$12.20	$998	0.63%	0.25%	to	0.40%	8.82% to	9.03%
2009	776	$10.61	to	$11.32	$8,576	5.19%	0.00%	to	1.40%	15.42% to	16.94%
2008	854	$9.19	to	$9.68	$8,109	1.98%	0.00%	to	1.40%	-18.09% to	-16.91%
2007	646	$11.22	to	$11.65	$7,427	0.90%	0.00%	to	1.40%	3.41% to	4.70%
ING Solution Income Portfolio - Service Class
2011	1,144	$10.40	to	$12.61	$13,757	3.92%	0.00%	to	1.50%	-1.13% to	0.42%
2010	1,044	$10.46	to	$12.57	$12,512	3.39%	0.00%	to	1.50%	7.95% to	9.78%
2009	852	$9.63	to	$11.47	$9,378	5.44%	0.00%	to	1.50%	15.44% to	17.28%
2008	733	$8.35	to	$9.78	$6,949	2.09%	0.00%	to	1.50%	-17.91% to	-16.70%
2007	644	$11.28	to	$11.74	$7,385	0.65%	0.00%	to	1.50%	3.68% to	4.87%

			444

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution Income Portfolio - Service 2 Class
2011	241	$10.80	to	$11.10	$2,646	3.22%	0.00%	to	1.45%	-1.10% to	0.27%
2010	458	$10.93	to	$11.07	$5,049	(d)	0.00%	to	1.40%	(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
ING Solution Moderate Portfolio - Service Class
2011	305	$9.68	to	$10.14	$3,018	0.54%	0.25%	to	1.50%	-2.22% to	-0.88%
2010	247	$9.90	to	$10.23	$2,487	1.49%	0.25%	to	1.50%	9.51% to	10.95%
2009	167	$9.04	to	$9.22	$1,529	0.93%	0.25%	to	1.50%	18.61% to	19.90%
2008	82	$7.63	to	$7.69	$625	(b)	0.25%	to	1.40%	(b)
2007	(b)		(b)		(b)	(b)		(b)		(b)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Adviser Class
2011	32		$12.64		$409	0.23%		0.35%		-4.53%
2010	34		$13.24		$451	-		0.35%		27.31%
2009	30		$10.40		$313	-		0.35%		45.05%
2008	30		$7.17		$212	-		0.35%		-43.54%
2007	29		$12.70		$365	-		0.35%		12.29%
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2011	22,944	$9.79	to	$14.79	$309,528	0.35%	0.00%	to	1.50%	-5.15% to	-3.64%
2010	24,412	$10.25	to	$15.35	$345,307	0.28%	0.00%	to	1.50%	26.65% to	31.82%
2009	25,435	$8.04	to	$11.95	$281,756	0.43%	0.00%	to	1.50%	40.28% to	52.34%
2008	26,223	$5.53	to	$8.17	$200,073	0.48%	0.00%	to	1.50%	-45.52% to	-41.84%
2007	28,669	$11.84	to	$14.41	$389,300	0.19%	0.00%	to	1.50%	6.13% to	16.20%
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2011	47	$9.63	to	$14.22	$580	0.18%	0.00%	to	1.25%	-5.12% to	-3.92%
2010	43	$10.15	to	$14.80	$562	-	0.00%	to	1.25%	26.47% to	28.14%
2009	36	$8.02	to	$11.55	$368	0.31%	0.00%	to	1.25%	44.22% to	46.02%
2008	37	$5.56	to	$7.91	$272	-	0.00%	to	1.25%	-44.01% to	-43.26%
2007	39	$9.93	to	$13.94	$514	-	0.00%	to	1.25%	11.57% to	12.61%

			445

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Growth Equity Portfolio - Adviser
Class
2011	98		$11.60		$1,139	-		0.35%		-1.94%
2010	101		$11.83		$1,195	-		0.35%		15.87%
2009	105		$10.21		$1,070	-		0.35%		41.81%
2008	103		$7.20		$743	0.32%		0.35%		-42.72%
2007	92		$12.57		$1,155	-		0.35%		9.02%
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2011	9,608	$9.08	to	$28.03	$208,716	-	0.00%	to	1.50%	-2.57% to	-1.06%
2010	10,050	$9.27	to	$28.62	$223,428	0.04%	0.00%	to	1.50%	15.11% to	16.88%
2009	10,235	$7.99	to	$24.73	$200,867	0.17%	0.00%	to	1.50%	40.83% to	43.01%
2008	10,195	$5.63	to	$17.48	$141,775	1.37%	0.00%	to	1.50%	-43.12% to	-30.59%
2007	11,199	$10.39	to	$30.54	$275,025	0.48%	0.00%	to	1.50%	-10.73% to	9.89%
ING T. Rowe Price Growth Equity Portfolio - Service
Class
2011	156	$11.83	to	$14.07	$2,053	-	0.00%	to	1.55%	-2.79% to	-1.33%
2010	152	$12.17	to	$14.40	$2,022	0.06%	0.00%	to	1.55%	14.81% to	16.61%
2009	140	$10.60	to	$12.48	$1,598	-	0.00%	to	1.55%	40.40% to	42.58%
2008	126	$7.55	to	$8.84	$1,018	1.15%	0.00%	to	1.55%	-43.28% to	-42.36%
2007	88	$13.31	to	$15.48	$1,234	0.19%	0.00%	to	1.55%	7.95% to	9.11%
ING Templeton Foreign Equity Portfolio - Adviser Class
2011	59		$7.78		$457	2.05%		0.35%		-12.68%
2010	36		$8.91		$324	1.86%		0.35%		7.87%
2009	26		$8.26		$215	-		0.35%		30.90%
2008	23		$6.31		$143	(b)		0.35%		(b)
2007	(b)		(b)		(b)	(b)		(b)		(b)
ING Templeton Foreign Equity Portfolio - Initial Class
2011	10,100	$7.54	to	$8.03	$77,991	1.95%	0.00%	to	1.50%	-13.36% to	-12.05%
2010	10,877	$8.70	to	$9.13	$96,382	2.20%	0.00%	to	1.50%	7.22% to	9.74%
2009	11,443	$8.11	to	$8.38	$94,024	-	0.00%	to	1.50%	30.10% to	32.18%
2008	12,039	$6.23	to	$6.34	$75,608	(b)	0.00%	to	1.50%	(b)
2007	(b)		(b)		(b)	(b)		(b)		(b)

			446

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Templeton Foreign Equity Portfolio - Service
Class
2011	9	$8.95	to	$9.69	$86	1.15%	0.00%	to	1.40%	-13.44% to	-12.23%
2010	8	$10.32	to	$11.04	$88	2.76%	0.00%	to	1.45%	7.04% to	8.55%
2009	6	$9.64	to	$10.17	$57	-	0.00%	to	1.45%	30.01% to	31.91%
2008	5	$7.43	to	$7.71	$40	0.04%	0.00%	to	1.40%	-41.32%
2007	425	$12.66	to	$12.99	$5,433	1.43%	0.00%	to	1.50%	13.44% to	14.69%
ING Thornburg Value Portfolio - Adviser Class
2011	60		$10.29		$614	0.60%		0.35%		-13.82%
2010	32		$11.94		$383	1.23%		0.35%		10.45%
2009	40		$10.81		$429	0.83%		0.35%		43.56%
2008	39		$7.53		$295	0.25%		0.35%		-40.24%
2007	41		$12.60		$521	-		0.35%		6.33%
ING Thornburg Value Portfolio - Initial Class
2011	3,771	$6.01	to	$29.36	$75,735	0.79%	0.00%	to	1.50%	-14.42% to	-13.08%
2010	4,052	$7.02	to	$34.13	$93,417	1.46%	0.00%	to	1.50%	9.69% to	11.38%
2009	4,320	$6.40	to	$30.95	$89,807	1.14%	0.00%	to	1.50%	42.54% to	44.85%
2008	4,224	$4.48	to	$21.60	$61,486	0.54%	0.00%	to	1.50%	-40.74% to	-39.78%
2007	4,540	$7.56	to	$36.21	$113,433	0.45%	0.00%	to	1.50%	5.60% to	7.23%
ING UBS U.S. Large Cap Equity Portfolio - Adviser
Class
2011	9		$9.58		$82	1.27%		0.35%		-3.33%
2010	8		$9.91		$75	-		0.35%		12.36%
2009	9		$8.82		$77	1.67%		0.35%		30.67%
2008	6		$6.75		$43	3.57%		0.35%		-40.27%
2007	1		$11.30		$13	(a)		0.35%		(a)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2011	4,859	$8.15	to	$18.24	$66,888	1.11%	0.00%	to	1.95%	-4.46% to	-2.54%
2010	5,497	$8.44	to	$18.72	$78,055	0.90%	0.00%	to	1.95%	11.28% to	13.46%
2009	6,024	$7.50	to	$16.50	$76,337	1.44%	0.00%	to	1.95%	29.15% to	31.83%
2008	6,593	$5.74	to	$12.52	$64,277	2.42%	0.00%	to	1.95%	-40.95% to	-5.47%
2007	7,798	$11.71	to	$20.79	$126,472	0.72%	0.00%	to	1.95%	-37.09% to	1.17%

			447

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
2011	2		$9.20		$18	-		1.00%		-3.66%
2010	2		$9.55		$16	-		1.00%		11.83%
2009	1		$8.54		$10	-		1.00%		30.18%
2008	1		$6.56		$6	-		1.00%		-40.58%
2007	1		$11.04		$6	-		1.00%		-0.09%
ING Core Equity Research Fund - Class A
2011	13	$14.79	to	$15.19	$189	1.03%	0.35%	to	1.25%	-1.66%	to	-0.78%
2010	13	$14.99	to	$15.29	$200	0.61%	0.40%	to	1.40%	10.95%	to	12.10%
2009	9	$13.49	to	$13.64	$129	(c)	0.40%	to	1.55%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING Strategic Allocation Conservative Portfolio - Class I
2011	1,920	$9.91	to	$21.55	$31,636	4.08%	0.00%	to	1.60%	0.18%	to	1.80%
2010	1,876	$9.82	to	$21.17	$30,602	4.39%	0.00%	to	1.60%	9.40%	to	11.10%
2009	1,943	$8.92	to	$19.06	$29,313	7.90%	0.00%	to	1.95%	15.62%	to	17.94%
2008	1,959	$7.64	to	$16.17	$25,840	4.38%	0.00%	to	1.95%	-25.08%	to	-23.58%
2007	2,130	$11.88	to	$21.16	$37,661	3.11%	0.00%	to	1.95%	4.12%	to	5.81%
ING Strategic Allocation Growth Portfolio - Class I
2011	3,981	$8.45	to	$20.63	$61,425	2.68%	0.00%	to	1.95%	-4.75%	to	-2.89%
2010	4,056	$8.78	to	$21.25	$65,533	3.58%	0.00%	to	1.95%	10.82%	to	13.15%
2009	4,155	$7.83	to	$18.80	$60,353	9.30%	0.00%	to	1.95%	22.80%	to	25.27%
2008	4,099	$6.30	to	$15.01	$48,875	2.56%	0.00%	to	1.95%	-37.31%	to	-26.13%
2007	4,414	$11.45	to	$23.47	$84,589	1.70%	0.00%	to	1.95%	-11.33%	to	5.05%
ING Strategic Allocation Moderate Portfolio - Class I
2011	3,774	$9.12	to	$20.83	$57,881	3.49%	0.00%	to	1.60%	-2.21%	to	-0.57%
2010	3,928	$9.26	to	$20.95	$61,501	3.92%	0.00%	to	1.60%	10.25%	to	12.15%
2009	3,969	$8.34	to	$18.68	$56,060	8.62%	0.00%	to	1.60%	19.91%	to	21.77%
2008	3,902	$6.91	to	$15.34	$46,525	3.19%	0.00%	to	1.60%	-31.57%	to	-30.47%
2007	4,075	$11.78	to	$22.07	$73,150	2.16%	0.00%	to	1.60%	3.82%	to	5.49%

			448

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Growth and Income Portfolio - Class A
2011	89		$9.65		$856	1.09%		0.35%		-1.03%
2010	62		$9.75		$606	0.99%		0.35%		13.11%
2009	47		$8.62		$403	1.03%		0.35%		29.24%
2008	56		$6.67		$371	1.89%		0.35%		-38.18%
2007	15		$10.79		$158	(a)		0.35%			(a)
ING Growth and Income Portfolio - Class I
2011	47,467	$8.82	to	$308.39	$1,044,149	1.24%	0.00%	to	1.95%	-2.23%	to	-0.22%
2010	52,699	$8.93	to	$312.14	$1,177,617	1.06%	0.00%	to	1.95%	11.92%	to	14.24%
2009	53,908	$7.88	to	$276.06	$1,084,132	1.44%	0.00%	to	1.95%	27.76%	to	30.30%
2008	59,428	$6.10	to	$213.96	$926,638	1.44%	0.00%	to	1.95%	-38.89%	to	-6.86%
2007	70,409	$10.98	to	$346.30	$1,758,568	1.34%	0.00%	to	1.95%	-29.85%	to	7.42%
ING Growth and Income Portfolio - Class S
2011	737	$9.58	to	$13.95	$7,254	2.00%	0.00%	to	1.55%	-1.72%	to	-0.50%
2010	141	$9.70	to	$14.09	$1,467	1.02%	0.00%	to	1.50%	12.15%	to	13.84%
2009	97	$8.59	to	$12.43	$884	1.68%	0.00%	to	1.50%	28.98%	to	29.55%
2008	46	$6.66	to	$6.70	$305	2.96%	0.30%	to	0.75%	-38.22%	to	-37.96%
2007	9	$10.78	to	$10.80	$101	(a)	0.30%	to	0.75%		(a)
ING GET U.S. Core Portfolio - Series 7
2011	94	$10.14	to	$10.50	$966	2.18%	1.25%	to	1.75%	-1.84%	to	-1.22%
2010	135	$10.32	to	$10.79	$1,420	2.04%	1.00%	to	1.75%	0.68%	to	1.51%
2009	165	$10.25	to	$10.63	$1,715	2.13%	1.00%	to	1.75%	-0.77%
2008	195	$10.33	to	$10.63	$2,036	1.98%	1.00%	to	1.75%	-6.68%	to	-5.93%
2007	226	$11.06	to	$11.30	$2,516	2.37%	1.00%	to	1.75%	1.47%	to	2.26%
ING GET U.S. Core Portfolio - Series 8
2011	33	$10.13	to	$10.14	$329	1.77%		1.75%		-2.22%	to	-2.22%
2010	34	$10.36	to	$10.37	$350	2.29%		1.75%		0.58%	to	0.68%
2009	34	$10.29	to	$10.30	$350	2.31%		1.75%		0.10%	to	0.19%
2008	75	$10.28	to	$10.29	$774	1.95%		1.75%		-8.13%	to	-8.04%
2007	87	$11.18	to	$11.19	$969	1.94%		1.75%		1.82%

			449

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 9
2011	10		$10.24		$99	2.52%		1.75%		-2.01%
2010	13		$10.45		$139	2.14%		1.75%		1.95%
2009	14		$10.25		$141	2.12%		1.75%		-0.19%
2008	14		$10.27		$142	1.96%		1.75%		-6.81%
2007	15		$11.02		$164	2.41%		1.75%		2.04% to	2.13%
ING GET U.S. Core Portfolio - Series 10
2011	5	$10.17	to	$10.18	$47	1.82%		1.75%		-1.36% to	-1.26%
2010	6		$10.31		$63	3.05%		1.75%		2.28%
2009	7		$10.08		$68	2.90%		1.75%		-2.61%
2008	7		$10.35		$70	2.74%		1.75%		-5.48%
2007	7		$10.95		$76	1.32%		1.75%		1.77%
ING GET U.S. Core Portfolio - Series 11
2011	3		$10.47		$31	3.23%		1.75%		-0.95% to	-0.85%
2010	3	$10.56	to	$10.57	$31	3.23%		1.75%		3.02% to	3.02%
2009	3	$10.25	to	$10.26	$31	3.17%		1.75%		-2.57% to	-2.47%
2008	3		$10.52		$32	2.53%		1.75%		-1.22%
2007	4		$10.65		$47	4.26%		1.75%		0.28%
ING BlackRock Science and Technology Opportunities
Portfolio - Adviser Class
2011	-		$8.39		$2	(e)		0.35%		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
ING BlackRock Science and Technology Opportunities
Portfolio - Class I
2011	9,379	$4.46	to	$15.53	$45,758	-	0.00%	to	1.50%	-11.86% to	-10.44%
2010	9,177	$5.06	to	$17.38	$50,430	-	0.00%	to	1.90%	16.36% to	18.65%
2009	8,967	$4.33	to	$14.70	$42,053	-	0.00%	to	1.90%	49.80% to	52.74%
2008	7,555	$2.88	to	$9.65	$23,396	-	0.00%	to	1.60%	-40.75% to	-39.74%
2007	8,355	$4.86	to	$16.07	$42,834	-	0.00%	to	1.90%	17.02% to	19.06%

				450

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Plus LargeCap Portfolio - Class I
2011	15,065	$8.03	to	$21.65	$262,851	1.90%	0.00%	to	1.95%	-2.07%	to	-0.05%
2010	16,582	$8.16	to	$21.66	$292,131	1.93%	0.00%	to	1.95%	11.70%	to	14.02%
2009	18,196	$7.27	to	$19.01	$283,441	3.01%	0.00%	to	1.95%	20.75%	to	23.20%
2008	19,363	$5.99	to	$15.43	$247,468	2.11%	0.00%	to	1.95%	-38.41%	to	-37.20%
2007	22,182	$9.68	to	$24.64	$469,092	1.25%	0.00%	to	1.95%	2.98%	to	5.00%
ING Index Plus LargeCap Portfolio - Class S
2011	37		$10.44		$383	1.64%		0.35%		-0.76%
2010	33		$10.52		$348	1.94%		0.35%		13.24%
2009	40		$9.29		$375	2.57%		0.35%		22.56%
2008	43		$7.58		$325	1.52%		0.35%		-37.56%
2007	28		$12.14		$334	-		0.35%		4.39%
ING Index Plus MidCap Portfolio - Class I
2011	12,437	$9.33	to	$26.58	$280,455	0.84%	0.00%	to	1.85%	-2.94%	to	-1.12%
2010	13,426	$9.53	to	$26.88	$307,653	1.06%	0.00%	to	2.10%	19.36%	to	21.95%
2009	14,483	$7.88	to	$22.05	$274,072	1.65%	0.00%	to	2.10%	28.97%	to	31.80%
2008	14,637	$6.03	to	$16.74	$212,512	1.44%	0.00%	to	2.10%	-38.76%	to	-37.58%
2007	16,185	$13.29	to	$26.82	$381,531	0.81%	0.00%	to	1.95%	3.51%	to	5.23%
ING Index Plus MidCap Portfolio - Class S
2011	34		$11.36		$389	0.41%		0.35%		-1.73%
2010	51		$11.56		$590	0.94%		0.35%		21.05%
2009	49		$9.55		$472	1.09%		0.35%		31.00%
2008	36		$7.29		$260	1.33%		0.35%		-37.90%
2007	29		$11.74		$343	0.52%		0.35%		4.92%
ING Index Plus SmallCap Portfolio - Class I
2011	6,805	$9.19	to	$19.30	$110,537	0.86%	0.00%	to	1.80%	-2.52%	to	-0.72%
2010	7,455	$9.34	to	$19.44	$122,910	0.69%	0.00%	to	2.10%	20.30%	to	22.86%
2009	7,647	$7.67	to	$15.83	$103,515	1.74%	0.00%	to	2.10%	22.25%	to	24.85%
2008	7,836	$6.19	to	$12.68	$85,771	0.96%	0.00%	to	2.10%	-34.86%	to	-33.54%
2007	9,070	$12.14	to	$19.08	$151,310	0.48%	0.00%	to	2.15%	-8.00%	to	-6.48%

			451

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Plus SmallCap Portfolio - Class S
2011	17	$10.53		$181	0.60%		0.35%		-1.31%
2010	14	$10.67		$154	0.72%		0.35%		22.08%
2009	14	$8.74		$122	1.11%		0.35%		23.97%
2008	8	$7.05		$58	-		0.35%		-33.86%
2007	8	$10.66		$90	-		0.35%		-6.82%
ING International Index Portfolio - Class I
2011	2,344	$6.77 to	$12.49	$17,553	2.70%	0.00%	to	1.80%	-13.76% to	-12.20%
2010	2,334	$7.85 to	$14.36	$20,151	3.45%	0.00%	to	1.80%	6.27% to	8.01%
2009	2,401	$7.43 to	$13.44	$19,407	-	0.00%	to	1.60%	26.18% to	27.56%
2008	37	$5.92 to	$5.95	$220	(b)	0.30%	to	1.25%	(b)
2007	(b)	(b)		(b)	(b)		(b)		(b)
ING International Index Portfolio - Class S
2011	1	$11.98		$7	-		0.35%		-12.75%
2010	1	$13.73		$13	6.25%		0.35%		7.27%
2009	1	$12.80		$19	(c)		0.35%		(c)
2008	(c)	(c)		(c)	(c)		(c)		(c)
2007	(c)	(c)		(c)	(c)		(c)		(c)
ING Russell™ Large Cap Growth Index Portfolio -
Class I
2011	367	$14.28 to	$14.86	$5,308	1.31%	0.00%	to	1.50%	2.66% to	4.21%
2010	274	$13.91 to	$14.26	$3,841	0.64%	0.00%	to	1.50%	11.10% to	12.82%
2009	221	$12.47 to	$12.76	$2,772	(c)	0.00%	to	1.50%	(c)
2008	(c)	(c)		(c)	(c)		(c)		(c)
2007	(c)	(c)		(c)	(c)		(c)		(c)
ING Russell™ Large Cap Growth Index Portfolio -
Class S
2011	41	$14.06 to	$14.63	$581	1.10%	0.00%	to	1.35%	2.52% to	3.87%
2010	37	$13.60 to	$14.12	$508	0.46%	0.00%	to	1.35%	10.94% to	12.47%
2009	29	$12.15 to	$12.60	$353	(c)	0.00%	to	1.35%	(c)
2008	(c)	(c)		(c)	(c)		(c)		(c)
2007	(c)	(c)		(c)	(c)		(c)		(c)

		452

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Index Portfolio - Class I
2011	1,513	$8.96	to	$9.51	$13,923	1.53%	0.00%	to	1.80%	0.79% to	2.59%
2010	1,295	$8.89	to	$9.27	$11,717	3.25%	0.00%	to	1.80%	10.48% to	12.23%
2009	1,190	$8.06	to	$8.27	$9,692	-	0.00%	to	1.60%	21.90% to	23.65%
2008	403	$6.62	to	$6.68	$2,675	(b)	0.00%	to	1.45%	(b)
2007	(b)		(b)		(b)	(b)		(b)		(b)
ING Russell™ Large Cap Index Portfolio - Class S
2011	1		$14.33		$9	-		0.95%		1.20%
2010	1		$14.16		$10	(d)		0.95%		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
ING Russell™ Large Cap Value Index Portfolio - Class I
2011	14	$12.98	to	$13.01	$184	1.22%	1.15%	to	1.25%	-0.38% to	-0.31%
2010	11	$13.03	to	$13.05	$145	1.79%	1.15%	to	1.25%	9.96% to	10.03%
2009	7	$11.85	to	$11.86	$79	(c)	1.15%	to	1.25%	(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
ING Russell™ Large Cap Value Index Portfolio - Class S
2011	215	$12.81	to	$13.33	$2,795	1.56%	0.00%	to	1.50%	-0.93% to	0.60%
2010	180	$12.93	to	$13.25	$2,346	1.44%	0.00%	to	1.50%	9.48% to	11.16%
2009	165	$11.81	to	$11.92	$1,952	(c)	0.00%	to	1.50%	(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
ING Russell™ Mid Cap Growth Index Portfolio - Class S
2011	335	$15.29	to	$15.91	$5,207	0.45%	0.00%	to	1.50%	-3.65% to	-2.15%
2010	291	$15.87	to	$16.26	$4,652	0.29%	0.00%	to	1.50%	23.98% to	25.85%
2009	237	$12.80	to	$12.92	$3,049	(c)	0.00%	to	1.50%	(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)

453

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Mid Cap Index Portfolio - Class I
2011	786	$9.62	to	$10.27	$7,784	1.25%	0.00%	to	1.80%	-3.61%	to	-2.12%
2010	638	$9.98	to	$10.40	$6,503	0.52%	0.25%	to	1.80%	23.31%	to	25.00%
2009	433	$8.15	to	$8.36	$3,562	-	0.00%	to	1.50%	38.41%	to	40.27%
2008	224	$5.91	to	$5.96	$1,329	(b)	0.00%	to	1.25%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING Russell™ Small Cap Index Portfolio - Class I
2011	648	$10.09	to	$10.77	$6,728	0.90%	0.00%	to	1.80%	-5.61%	to	-3.93%
2010	482	$10.69	to	$11.21	$5,262	0.47%	0.00%	to	1.80%	24.51%	to	26.16%
2009	225	$8.65	to	$8.83	$1,962	-	0.25%	to	1.50%	24.78%	to	26.32%
2008	91	$6.94	to	$6.99	$635	(b)	0.25%	to	1.40%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING Small Company Portfolio - Class I
2011	4,827	$9.95	to	$33.68	$116,910	0.40%	0.00%	to	1.50%	-3.94%	to	-2.48%
2010	5,153	$10.30	to	$34.54	$129,660	0.52%	0.00%	to	1.50%	22.55%	to	24.44%
2009	5,202	$8.35	to	$27.77	$107,672	0.61%	0.00%	to	1.50%	25.65%	to	27.62%
2008	5,178	$6.59	to	$21.76	$86,261	1.08%	0.00%	to	1.50%	-32.09%	to	-31.10%
2007	5,336	$14.34	to	$31.63	$135,138	0.19%	0.00%	to	1.50%	4.29%	to	5.90%
ING Small Company Portfolio - Class S
2011	14		$12.94		$184	-		0.35%		-3.00%
2010	11		$13.34		$149	-		0.35%		23.52%
2009	11		$10.80		$118	0.92%		0.35%		26.76%
2008	12		$8.52		$100	1.07%		0.35%		-31.46%
2007	7		$12.43		$87	-		0.35%		5.34%
ING U.S. Bond Index Portfolio - Class I
2011	794	$11.71	to	$12.37	$9,456	2.02%	0.00%	to	1.50%	5.58%	to	7.19%
2010	477	$11.09	to	$11.54	$5,363	2.67%	0.00%	to	1.55%	4.52%	to	6.16%
2009	368	$10.61	to	$10.87	$3,932	2.62%	0.00%	to	1.50%	4.32%	to	5.84%
2008	153	$10.17	to	$10.27	$1,559	(b)	0.00%	to	1.50%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)

			454

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Value Portfolio - Class I
2011	5,279	$6.14	to	$12.70	$62,017	2.61%	0.00%	to	1.55%	-16.21%	to	-14.84%
2010	6,060	$7.28	to	$15.07	$84,378	2.04%	0.00%	to	1.70%	0.73%	to	2.49%
2009	7,742	$7.16	to	$14.85	$105,099	1.56%	0.00%	to	1.70%	25.00%	to	27.22%
2008	7,918	$5.67	to	$11.79	$84,985	2.94%	0.00%	to	1.70%	-43.63%	to	-42.79%
2007	8,365	$16.66	to	$20.79	$158,131	1.78%	0.00%	to	1.55%	11.69%	to	13.15%
ING International Value Portfolio - Class S
2011	22		$9.40		$210	2.54%		0.35%		-15.24%
2010	24		$11.09		$263	1.83%		0.35%		1.93%
2009	26		$10.88		$283	1.51%		0.35%		25.78%
2008	29		$8.65		$248	3.02%		0.35%		-42.52%
2007	32		$15.05		$480	1.48%		0.35%		12.65%
ING MidCap Opportunities Portfolio - Class I
2011	1,972	$11.38	to	$19.31	$32,603	-	0.00%	to	1.50%	-1.94%	to	-0.51%
2010	1,410	$11.54	to	$18.47	$23,611	0.72%	0.00%	to	1.50%	28.37%	to	30.35%
2009	998	$8.92	to	$14.17	$12,935	0.21%	0.00%	to	1.50%	39.29%	to	41.60%
2008	935	$6.36	to	$10.69	$8,648	-	0.00%	to	1.50%	-38.51%	to	-37.84%
2007	649	$14.57	to	$17.22	$9,758	-	0.20%	to	1.50%	23.79%	to	25.10%
ING MidCap Opportunities Portfolio - Class S
2011	164	$12.00	to	$15.64	$2,056	-	0.00%	to	1.35%	-2.12%	to	-0.97%
2010	198	$12.22	to	$15.81	$2,514	0.57%	0.15%	to	1.75%	29.48%
2009	23		$12.21		$276	-		0.35%		40.51%
2008	12		$8.69		$108	-		0.35%		-37.93%
2007	5		$14.00		$70	-		0.35%		25.00%
ING SmallCap Opportunities Portfolio - Class I
2011	1,989	$10.26	to	$17.18	$21,998	-	0.20%	to	1.50%	-0.68%	to	0.60%
2010	1,873	$10.33	to	$17.09	$20,701	-	0.00%	to	1.50%	30.43%	to	32.13%
2009	1,414	$7.92	to	$12.81	$11,898	-	0.00%	to	1.50%	28.99%	to	31.05%
2008	1,290	$6.14	to	$9.68	$8,367	-	0.00%	to	1.50%	-35.44%	to	-34.62%
2007	1,200	$9.51	to	$15.30	$11,915	-	0.20%	to	1.50%	8.44%	to	9.67%

			455

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING SmallCap Opportunities Portfolio - Class S
2011	6	$14.08		$86	-		0.35%		0.14%
2010	15	$14.06		$213	-		0.35%		31.65%
2009	6	$10.68		$60	-		0.35%		30.24%
2008	6	$8.20		$47	-		0.35%		-34.82%
2007	1	$12.58		$17	-		0.35%		9.39%
Invesco Mid Cap Core Equity Fund - Class A
2011	371	$12.54 to	$15.49	$4,891	-	0.00%	to	1.70%	-7.81%	to	-6.25%
2010	361	$13.57 to	$16.69	$5,115	0.08%	0.00%	to	1.70%	10.66%	to	12.54%
2009	179	$12.24 to	$14.98	$2,312	0.16%	0.00%	to	1.60%	28.13%	to	29.73%
2008	23	$9.81 to	$11.62	$232	0.80%	0.30%	to	1.60%	-28.60%	to	-27.91%
2007	19	$13.74 to	$16.18	$270	1.19%	0.65%	to	1.60%	8.75%	to	9.19%
Invesco Small Cap Growth Fund - Class A
2011	2	$14.15		$32	-		1.00%		-2.28%
2010	3	$14.48		$42	-		1.00%		25.04%
2009	3	$11.58		$31	-		1.00%		33.26%
2008	2	$8.69		$20	-		1.00%		-39.40%
2007	2	$14.34		$34	-		1.00%		10.22%
Invesco Endeavor Fund - Class A
2011	-	$12.26		-	(e)		0.75%			(e)
2010	(e)	(e)		(e)	(e)		(e)			(e)
2009	(e)	(e)		(e)	(e)		(e)			(e)
2008	(e)	(e)		(e)	(e)		(e)			(e)
2007	(e)	(e)		(e)	(e)		(e)			(e)
Invesco Global Health Care Fund - Investor Class
2011	5	$32.54 to	$34.72	$176	0.56%	0.50%	to	1.50%	3.00%	to	3.49%
2010	6	$31.62 to	$33.40	$183	-	0.55%	to	1.55%	3.00%	to	4.05%
2009	5	$30.63 to	$32.10	$164	-	0.55%	to	1.60%	25.43%	to	26.73%
2008	5	$24.42 to	$25.33	$122	-	0.55%	to	1.60%	-29.52%	to	-28.79%
2007	4	$34.39 to	$35.57	$144	-	0.65%	to	2.00%	9.62%	to	10.12%

		456

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco Van Kampen Small Cap Value Fund - Class A
2011	5	$14.69	to	$15.27	$82	-	0.30%	to	1.75%	-9.82%	to	-8.45%
2010	7	$16.29	to	$16.68	$120	-	0.30%	to	1.75%		-
2009	6	$12.91			$72	(c)		0.45%			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
Invesco Van Kampen Small Cap Value Fund - Class Y
2011	1,024		$8.62		$8,827	(e)		-			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
Invesco V.I. Capital Appreciation Fund - Series I Shares
2011	2,403	$4.94	to	$10.14	$19,001	0.15%	0.00%	to	1.50%	-9.24%	to	-7.92%
2010	2,569	$5.44	to	$11.10	$22,362	0.72%	0.00%	to	1.50%	13.80%	to	15.56%
2009	2,705	$4.78	to	$9.73	$20,643	0.61%	0.00%	to	1.50%	19.20%	to	21.14%
2008	2,795	$4.01	to	$8.14	$17,871	-	0.00%	to	1.50%	-43.39%	to	-42.52%
2007	2,976	$7.08	to	$14.33	$33,456	-	0.00%	to	1.50%	10.28%	to	11.95%
Invesco V.I. Core Equity Fund - Series I Shares
2011	3,494	$8.08	to	$14.19	$34,790	0.97%	0.00%	to	1.95%	-2.01%
2010	3,820	$8.17	to	$14.12	$38,408	0.94%	0.00%	to	1.95%	7.44%	to	9.68%
2009	4,159	$7.53	to	$12.96	$38,603	1.79%	0.00%	to	1.95%	25.79%	to	28.38%
2008	4,319	$5.93	to	$10.25	$31,654	2.26%	0.00%	to	1.95%	-31.20%	to	-30.12%
2007	4,536	$8.58	to	$14.75	$48,225	1.11%	0.00%	to	1.50%	6.45%	to	8.04%
Janus Aspen Series Balanced Portfolio - Institutional
Shares
2011	4	$22.71	to	$35.79	$151	2.55%	0.40%	to	1.40%	0.23%	to	1.11%
2010	7	$22.50	to	$35.55	$242	2.78%	0.50%	to	1.40%	6.87%	to	7.87%
2009	8	$20.91	to	$33.21	$261	6.84%	0.50%	to	1.45%	24.06%	to	25.25%
2008	9	$16.64	to	$26.71	$236	2.32%	0.50%	to	1.45%	-17.06%	to	-16.23%
2007	13	$13.48	to	$32.14	$367	2.63%	0.30%	to	1.45%	8.96%	to	9.95%

			457

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Janus Aspen Series Enterprise Portfolio - Institutional
Shares
2011	11	$19.05	to	$30.67	$322	-	0.40%	to	1.50%	-2.91%	to	-1.84%
2010	12	$19.46	to	$31.51	$363	-	0.45%	to	1.50%	24.01%	to	25.27%
2009	14	$15.57	to	$25.35	$327	-	0.30%	to	1.50%	42.60%	to	44.34%
2008	15	$10.77	to	$17.72	$240	0.27%	0.30%	to	1.50%	-44.52%	to	-43.95%
2007	17	$19.37	to	$31.89	$490	0.21%	0.45%	to	1.45%	20.28%	to	21.49%
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
2011	2	$20.09	to	$29.46	$65	7.63%	0.50%	to	1.50%	5.15%	to	6.19%
2010	3	$18.80	to	$27.94	$66	3.13%	0.50%	to	1.50%	6.38%	to	7.47%
2009	3	$17.63	to	$26.20	$62	5.00%	0.50%	to	1.50%	11.54%	to	12.63%
2008	5	$15.77	to	$23.44	$98	4.06%	0.50%	to	1.50%	4.71%	to	5.53%
2007	5	$15.06	to	$22.38	$99	4.67%	0.50%	to	1.25%	5.67%	to	6.47%
Janus Aspen Series Janus Portfolio - Institutional Shares
2011	4	$8.54	to	$21.31	$57	-	0.50%	to	1.40%	-6.62%	to	-5.81%
2010	5	$9.10	to	$22.41	$82	1.20%	0.50%	to	1.40%	12.89%	to	14.00%
2009	5	$8.02	to	$19.82	$84	-	0.50%	to	1.40%	34.49%	to	35.62%
2008	7	$8.17	to	$14.72	$75	0.89%	0.50%	to	1.40%	-40.58%	to	-40.01%
2007	7	$13.66	to	$25.03	$150	0.67%	0.50%	to	1.40%	13.50%	to	14.51%
Janus Aspen Series Worldwide Portfolio - Institutional
Shares
2011	6	$10.15	to	$19.68	$114	0.72%	0.40%	to	1.50%	-15.03%	to	-14.08%
2010	8	$11.85	to	$23.10	$164	0.60%	0.45%	to	1.50%	14.08%	to	15.28%
2009	10	$10.30	to	$20.19	$172	1.23%	0.45%	to	1.50%	35.65%	to	37.13%
2008	12	$7.49	to	$14.85	$154	1.27%	0.45%	to	1.50%	-45.34%	to	-44.94%
2007	13	$13.70	to	$30.90	$317	0.90%	0.45%	to	1.25%	8.25%	to	9.18%
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
2011	452	$8.09	to	$9.13	$3,793	0.03%	0.00%	to	1.50%	-7.22%	to	-5.86%
2010	287	$8.72	to	$9.70	$2,566	0.86%	0.00%	to	1.50%	21.28%	to	23.10%
2009	159	$7.19	to	$7.49	$1,162	0.77%	0.00%	to	1.50%	36.53%	to	38.19%
2008	73	$5.30	to	$5.42	$388	2.24%	0.00%	to	1.25%	-39.36%	to	-38.48%
2007	37	$8.74	to	$8.81	$326	(a)	0.00%	to	1.25%		(a)

			458

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
LKCM Aquinas Growth Fund
2011	29		$10.05		$291	-		0.90%		0.60%
2010	28	$9.99	to	$11.93	$316	-	0.90%	to	1.05%	15.32% to	15.49%
2009	27	$8.65	to	$10.34	$269	-	0.90%	to	1.05%	28.71%
2008	26		$8.01		$206	-		1.05%		-33.80%
2007	19		$12.10		$236	-		1.05%		0.08%
Loomis Sayles Small Cap Value Fund - Retail Class
2011	668	$10.75	to	$11.35	$7,314	-	0.00%	to	1.50%	-3.24% to	-1.82%
2010	413	$11.11	to	$11.56	$4,646	0.50%	0.00%	to	1.50%	22.90% to	24.70%
2009	276	$9.04	to	$9.27	$2,518	0.18%	0.00%	to	1.50%	26.61% to	28.19%
2008	126	$7.14	to	$7.20	$905	(b)	0.25%	to	1.50%	(b)
2007	(b)		(b)		(b)	(b)		(b)		(b)
Lord Abbett Developing Growth Fund, Inc. - Class A
2011	5	$13.96	to	$14.26	$77	-	0.55%	to	1.65%	-2.55%
2010	1	$14.51	to	$14.57	$19	(d)	0.60%	to	1.05%	(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
Lord Abbett Core Fixed Income Fund - Class A
2011	5	$10.52	to	$10.61	$51	3.64%	0.90%	to	1.45%	3.93%
2010	-		$10.17		$4	(d)		1.15%		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
Lord Abbett Mid-Cap Value Fund, Inc. - Class A
2011	102	$11.90	to	$15.01	$1,343	0.14%	0.55%	to	1.75%	-5.63% to	-4.54%
2010	106	$12.61	to	$15.79	$1,451	0.40%	0.60%	to	1.75%	23.39% to	24.77%
2009	96	$10.13	to	$12.70	$1,054	0.67%	0.60%	to	1.90%	24.29% to	25.89%
2008	85	$8.15	to	$10.13	$739	1.80%	0.55%	to	1.90%	-40.51% to	-39.78%
2007	87	$13.80	to	$16.89	$1,257	0.51%	0.50%	to	1.75%	-1.15% to	0.07%

			459

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Lord Abbett Small-Cap Value Fund - Class A
2011	63	$17.03	to	$18.50	$1,138	-	0.55%	to	1.60%	-6.12%	to	-5.20%
2010	92	$18.14	to	$19.44	$1,751	-	0.60%	to	1.60%	24.25%	to	25.50%
2009	88	$14.56	to	$15.49	$1,330	-	0.60%	to	1.65%	27.72%	to	28.98%
2008	91	$11.40	to	$12.03	$1,074	0.22%	0.55%	to	1.65%	-32.18%	to	-31.45%
2007	96	$16.81	to	$17.52	$1,648	0.13%	0.60%	to	1.65%	8.59%	to	9.68%
Lord Abbett Fundamental Equity Fund - Class A
2011	4	$11.52	to	$11.85	$45	(e)	0.20%	to	1.65%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
2011	6,523	$8.50	to	$16.51	$90,948	0.21%	0.00%	to	1.50%	-5.45%	to	-4.07%
2010	6,716	$8.93	to	$17.37	$98,339	0.38%	0.00%	to	1.50%	23.52%	to	25.52%
2009	7,527	$7.18	to	$13.99	88200	0.47%	0.00%	to	1.50%	24.74%	to	26.56%
2008	8,061	$5.71	to	$11.16	75150	1.22%	0.00%	to	1.50%	-40.23%	to	-39.51%
2007	9,441	$12.71	to	$18.59	$146,234	0.44%	0.20%	to	1.50%	-0.95%	to	0.38%
Massachusetts Investors Growth Stock Fund - Class A
2011	33	$12.20	to	$12.95	$428	0.50%	0.60%	to	1.35%	0.16%	to	0.55%
2010	29	$12.33	to	$12.81	$371	0.60%	0.65%	to	1.20%	12.81%	to	13.46%
2009	26	$10.93	to	$11.29	$297	0.30%	0.65%	to	1.20%	38.71%	to	39.56%
2008	46	$7.88	to	$8.09	364	0.36%	0.65%	to	1.20%	-37.66%	to	-37.38%
2007	58	$12.55	to	$12.92	737	0.45%	0.65%	to	1.40%	10.10%	to	10.59%
Neuberger Berman Genesis Fund® - Trust Class
2011	5	$11.99	to	$12.15	$66	(e)	0.85%	to	1.80%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)

			460

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Neuberger Berman Socially Responsive Fund® - Trust
Class
2011	1,002	$9.22	to	$10.81	$10,377	0.73%	0.00%	to	1.90%	-4.81%	to	-3.07%
2010	660	$9.77	to	$11.18	$7,130	0.20%	0.00%	to	1.90%	20.44%	to	22.19%
2009	424	$8.71	to	$9.22	$3,772	0.44%	0.00%	to	1.70%	28.30%	to	30.41%
2008	318	$6.12	to	$7.07	$2,187	0.72%	0.00%	to	1.60%	-39.86%	to	-39.08%
2007	175	$11.28	to	$11.54	$1,985	0.80%	0.25%	to	1.55%	5.62%	to	6.79%
New Perspective Fund®, Inc. - Class R-3
2011	236	$13.33	to	$15.07	3477	0.67%	0.00%	to	1.55%	-9.32%	to	-7.89%
2010	266	$14.70	to	$16.36	$4,250	0.76%	0.00%	to	1.55%	10.61%	to	12.36%
2009	272	$13.29	to	$14.56	$3,881	1.16%	0.00%	to	1.55%	35.19%	to	37.10%
2008	254	$9.89	to	$10.62	$2,657	1.79%	0.00%	to	1.45%	-38.99%	to	-38.08%
2007	238	$16.21	to	$17.15	$4,038	2.44%	0.00%	to	1.45%	14.34%	to	15.34%
New Perspective Fund®, Inc. - Class R-4
2011	4,619	$8.77	to	$15.69	67062	1.04%	0.00%	to	1.50%	-8.98%	to	-7.65%
2010	4,588	$9.50	to	$16.99	72675	1.13%	0.00%	to	1.50%	11.05%	to	12.74%
2009	4,201	$8.34	to	$15.07	$59,419	1.48%	0.00%	to	1.50%	35.41%	to	37.52%
2008	3,763	$6.11	to	$10.97	$39,040	2.60%	0.00%	to	1.50%	-38.80%	to	-37.81%
2007	2,456	$15.58	to	$17.64	$41,461	2.12%	0.00%	to	1.50%	14.23%	to	15.56%
Oppenheimer Capital Appreciation Fund - Class A
2011	39	$10.05	to	$10.62	$400	0.23%	0.60%	to	1.30%	-2.80%	to	-2.12%
2010	43	$10.23	to	$10.85	456	-	0.60%	to	1.45%	7.57%	to	8.50%
2009	55	$9.46	to	$10.03	538	-	0.55%	to	1.55%	41.41%	to	42.67%
2008	53	$6.69	to	$7.03	$363	-	0.55%	to	1.55%	-46.74%	to	-46.17%
2007	47	$12.56	to	$13.06	$597	-	0.55%	to	1.55%	12.19%	to	13.17%
Oppenheimer Developing Markets Fund - Class A
2011	4,737	$9.42	to	$70.71	$259,497	1.67%	0.00%	to	1.75%	-19.52%	to	-18.09%
2010	4,842	$11.61	to	$86.33	$325,715	0.15%	0.00%	to	1.95%	24.54%	to	26.97%
2009	4,581	$9.22	to	$67.99	241957	0.54%	0.00%	to	1.95%	78.72%	to	81.84%
2008	3,873	$5.11	to	$37.41	114355	1.45%	0.00%	to	1.65%	-48.87%	to	-48.03%
2007	4,018	$23.12	to	$71.98	$230,998	0.96%	0.00%	to	1.95%	31.54%	to	33.43%

			461

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Gold & Special Minerals Fund - Class A
2011	1	$12.79	to	$12.89	$7	-	0.80%	to	1.20%		-
2010	2		$17.52		$38	(d)		0.60%			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
Oppenheimer International Bond Fund - Class A
2011	13	$10.50	to	$10.65	$134	6.49%	0.80%	to	1.55%	-1.77%	to	-1.12%
2010	5	$10.71	to	$10.76	$52	(d)	0.85%	to	1.45%		(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
Oppenheimer Global Securities/VA
2011	10	$12.73	to	$23.58	$207	1.23%	0.40%	to	1.80%	-9.97%	to	-8.76%
2010	12	$14.14	to	$25.57	$281	1.44%	0.50%	to	1.80%	13.94%	to	15.39%
2009	13	$12.41	to	$22.16	$273	2.31%	0.50%	to	1.80%	37.28%	to	39.11%
2008	17	$9.06	to	$15.97	$247	1.70%	0.45%	to	1.75%	-41.25%	to	-40.45%
2007	23	$15.42	to	$26.82	$578	1.49%	0.45%	to	1.75%	4.87%	to	5.84%
Oppenheimer Global Strategic Income Fund/VA
2011	5	$18.36	to	$20.08	106	3.67%	0.60%	to	1.25%	-0.38%	to	0.25%
2010	6	$18.43	to	$20.15	$112	8.33%	0.55%	to	1.25%	13.56%	to	14.33%
2009	6	$15.86	to	$17.63	$104	0.96%	0.55%	to	1.45%	17.13%	to	18.24%
2008	7	$13.54	to	$14.99	$105	5.22%	0.50%	to	1.45%	-15.43%	to	-14.70%
2007	7	$16.01	to	$17.48	$125	3.94%	0.55%	to	1.45%	8.10%	to	9.11%
Oppenheimer Main Street Fund®/VA
2011	8	$8.52	to	$9.69	65	1.44%	1.25%	to	1.50%	-1.50%	to	-1.32%
2010	8	$8.65	to	$9.82	74	1.37%	1.25%	to	1.50%	14.27%	to	14.72%
2009	9	$7.57	to	$8.56	$72	1.48%	1.25%	to	1.50%	26.38%	to	26.63%
2008	10	$5.99	to	$6.76	$63	1.12%	1.25%	to	1.50%	-39.37%	to	-39.21%
2007	11	$9.88	to	$11.12	$115	0.84%	1.25%	to	1.50%	2.92%	to	3.15%

			462

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Small- & Mid-Cap
Fund®/VA
2011	711	$9.46	to	$14.76	$9,234	0.64%	0.00%	to	1.50%	-3.62%	to	-2.21%
2010	763	$9.76	to	$15.25	10224	0.59%	0.00%	to	1.50%	21.54%	to	23.33%
2009	737	$7.97	to	$12.48	8067	0.75%	0.00%	to	1.50%	35.19%	to	37.31%
2008	578	$5.85	to	$9.19	$4,655	0.52%	0.00%	to	1.50%	-38.76%	to	-38.01%
2007	531	$12.90	to	$14.92	$6,971	0.31%	0.25%	to	1.50%	-2.71%	to	-1.48%
Oppenheimer Small- & Mid-Cap Growth Fund/VA
2011	2	$4.51	to	$9.06	$11	-	1.25%	to	1.50%	-0.44%	to	-0.11%
2010	3	$4.53	to	$9.07	$15	-	1.25%	to	1.50%	25.48%	to	25.80%
2009	3	$3.61	to	$7.21	15	-	1.25%	to	1.50%	30.80%	to	31.09%
2008	4	$2.76	to	$5.50	13	-	1.25%	to	1.50%	-49.91%	to	-49.73%
2007	4	$5.51	to	$10.94	$31	-	1.25%	to	1.50%	4.99%
Parnassus Equity Income Fund - Investor Shares
2011	3		$14.03		$42	(e)		1.25%			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
Pax World Balanced Fund - Individual Investor Class
2011	4,035	$8.96	to	$13.16	$47,486	1.30%	0.00%	to	1.60%	-3.31%	to	-1.79%
2010	4,354	$9.21	to	$13.40	$52,720	1.48%	0.00%	to	1.65%	10.10%	to	11.85%
2009	4,954	$8.30	to	$11.98	$54,186	1.67%	0.00%	to	1.65%	19.28%	to	21.42%
2008	4,896	$6.89	to	$9.87	$44,509	1.99%	0.00%	to	1.75%	-31.93%	to	-30.74%
2007	4,498	$12.75	to	$14.25	59458	1.79%	0.00%	to	1.75%	7.49%	to	9.16%
PIMCO Real Return Portfolio - Administrative Class
2011	13,442	$13.30	to	$16.43	$201,912	5.14%	0.00%	to	1.60%	9.90%	to	11.69%
2010	11,633	$12.01	to	$14.71	$158,235	1.44%	0.00%	to	1.65%	6.40%	to	8.25%
2009	8,873	$11.20	to	$13.61	$112,730	2.96%	0.00%	to	1.65%	16.42%	to	18.41%
2008	6,215	$9.53	to	$11.50	$67,423	4.31%	0.00%	to	1.65%	-8.45%	to	-7.03%
2007	2,861	$10.72	to	$12.37	$34,027	4.42%	0.00%	to	1.50%	8.91%	to	10.55%

			463

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Pioneer High Yield Fund - Class A
2011	303	$13.09	to	$14.80	4359	5.30%	0.20%	to	1.75%	-3.47%	to	-1.92%
2010	338	$13.37	to	$15.09	$4,956	5.25%	0.20%	to	1.95%	15.26%	to	17.34%
2009	373	$11.60	to	$12.86	$4,675	6.97%	0.20%	to	1.95%	59.16%	to	61.76%
2008	328	$7.37	to	$7.95	$2,557	7.36%	0.20%	to	1.75%	-38.07%	to	-37.15%
2007	273	$11.81	to	$12.65	$3,394	4.89%	0.20%	to	1.95%	5.03%	to	6.37%
Pioneer Strategic Income Fund - Class A
2011	22	$10.98	to	$11.16	$248	(e)	0.20%	to	1.05%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
Pioneer Emerging Markets VCT Portfolio - Class I
2011	2,217	$6.23	to	$8.32	$17,672	0.28%	0.00%	to	1.60%	-24.59%	to	-23.35%
2010	2,736	$8.20	to	$10.86	$28,736	0.46%	0.00%	to	1.65%	14.02%	to	16.03%
2009	3,007	$7.13	to	$9.37	$27,443	1.14%	0.00%	to	1.70%	71.95%	to	74.81%
2008	2,224	$4.12	to	$5.36	$11,735	0.43%	0.00%	to	1.55%	-58.85%	to	-58.26%
2007	2,280	$12.71	to	$12.84	$29,074	(a)	0.00%	to	1.50%		(a)
Pioneer High Yield VCT Portfolio - Class I
2011	1,673	$11.51	to	$14.89	$23,415	5.53%	0.00%	to	1.50%	-3.16%	to	-1.66%
2010	1,601	$11.81	to	$15.12	$22,990	5.40%	0.00%	to	1.50%	16.30%	to	18.06%
2009	1,618	$10.08	to	$13.03	$19,842	7.77%	0.00%	to	1.50%	57.99%	to	60.47%
2008	1,510	$6.35	to	$8.12	$11,678	9.26%	0.00%	to	1.50%	-36.41%	to	-35.58%
2007	1,598	$11.89	to	$12.45	$19,319	5.55%	0.25%	to	1.50%	3.99%	to	5.36%
Pioneer Mid Cap Value VCT Portfolio - Class I
2011	-		$16.48		-	(e)		0.75%			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)

			464

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Columbia Diversified Equity Income Fund - Class R-3
2011	8	$8.40	to	$8.60	$68	0.88%	0.15%	to	0.80%	-6.25%	to	-5.70%
2010	18	$8.96	to	$9.12	$160	1.02%	0.15%	to	0.80%	15.13%	to	15.17%
2009	30	$7.74	to	$7.85	$233	(c)	0.25%	to	1.10%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
Columbia Diversified Equity Income Fund - Class R-4
2011	691	$8.28	to	$8.74	$5,863	1.73%	0.00%	to	1.50%	-6.44%	to	-5.10%
2010	592	$8.85	to	$9.21	$5,329	1.33%	0.00%	to	1.50%	14.49%	to	16.29%
2009	413	$7.73	to	$7.92	$3,222	2.01%	0.00%	to	1.50%	25.49%	to	27.05%
2008	237	$6.16	to	$6.21	$1,464	(b)	0.25%	to	1.50%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
Royce Total Return Fund - Class K
2011	-		$12.31		-	(e)		1.30%			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
SMALLCAP World Fund® - Class R-4
2011	764	$8.55	to	$9.03	$6,672	0.38%	0.00%	to	1.50%	-15.60%	to	-14.33%
2010	681	$10.13	to	$10.54	$6,996	1.98%	0.00%	to	1.50%	23.09%	to	24.88%
2009	325	$8.23	to	$8.44	$2,698	1.34%	0.00%	to	1.50%	51.29%	to	53.28%
2008	80	$5.44	to	$5.48	$434	(b)	0.25%	to	1.50%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
T. Rowe Price Mid-Cap Value Fund - R Class
2011	42	$14.15	to	$15.55	$625	0.42%	0.10%	to	1.30%	-6.48%	to	-5.41%
2010	51	$15.13	to	$16.44	$803	1.11%	0.10%	to	1.30%	14.36%	to	15.77%
2009	73	$13.23	to	$14.20	$999	0.82%	0.10%	to	1.30%	44.12%	to	45.46%
2008	74	$9.16	to	$9.62	$699	0.47%	0.35%	to	1.35%	-35.71%	to	-35.09%
2007	68	$14.14	to	$14.82	$991	1.80%	0.35%	to	1.55%	-1.39%	to	-0.20%

			465

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
T. Rowe Price Value Fund - Advisor Class
2011	17		$10.23		$173	1.19%		1.00%		-3.13%
2010	15		$10.56		$163	2.21%		1.00%		14.66%
2009	12		$9.21		$109	2.61%		1.00%		35.64%
2008	6		$6.79		$44	1.90%		1.00%		-40.44%
2007	5		$11.40		$61	2.20%		1.00%		-0.44%
Templeton Foreign Fund - Class A
2011	84	$11.94	to	$13.34	$1,088	2.74%	0.35%	to	1.75%	-14.22%	to	-13.04%
2010	74	$13.92	to	$15.34	$1,103	1.69%	0.35%	to	1.75%	6.58%	to	7.92%
2009	84	$13.06	to	$14.02	$1,146	1.77%	0.55%	to	1.75%	47.07%	to	48.99%
2008	71	$8.88	to	$9.41	$658	3.00%	0.55%	to	1.75%	-46.99%	to	-46.40%
2007	82	$16.75	to	$17.56	$1,410	1.84%	0.55%	to	1.75%	15.20%	to	16.60%
Templeton Global Bond Fund - Class A
2011	9,995	$9.37	to	$30.30	$209,387	6.17%	0.95%	to	1.50%	-3.81%	to	-2.38%
2010	9,629	$13.96	to	$31.04	$207,794	5.51%	0.00%	to	1.50%	10.99%	to	12.71%
2009	8,132	$12.49	to	$27.54	$155,610	4.38%	0.00%	to	1.50%	17.11%	to	18.86%
2008	6,885	$10.59	to	$23.17	$110,722	9.04%	0.00%	to	1.50%	4.73%	to	6.28%
2007	4,997	$12.26	to	$21.80	$72,664	7.52%	0.00%	to	1.50%	9.14%	to	10.83%
Thornburg International Value Fund - Class R4
2011	5	$10.28	to	$10.31	$55	(e)	0.60%	to	0.75%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
USAA Precious Metals and Minerals Fund - Adviser
Shares
2011	552	$8.71	to	$8.80	$4,823	(e)	0.00%	to	1.50%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)

			466

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Diversified Value Portfolio
2011	6	$12.21	to	$13.23	$82	2.38%	0.95%	to	2.00%	1.92%	to	2.96%
2010	7	$11.98	to	$12.85	$86	2.35%	0.95%	to	2.00%	7.16%	to	8.26%
2009	7	$11.18	to	$11.87	$84	3.66%	0.95%	to	2.00%	25.74%
2008	9	$9.01	to	$9.44	$80	3.09%	0.95%	to	1.95%	-37.34%	to	-36.73%
2007	8	$14.38	to	$14.92	$114	1.87%	0.95%	to	1.95%	2.97%
Equity Income Portfolio
2011	25	$13.01	to	$14.00	$351	2.45%	1.05%	to	2.00%	8.06%	to	9.08%
2010	24	$12.04	to	$12.78	$303	2.65%	1.10%	to	2.00%	12.42%	to	13.40%
2009	20	$10.71	to	$11.27	$225	4.10%	1.10%	to	2.00%	15.20%	to	15.47%
2008	17	$9.38	to	$9.76	$165	3.84%	1.10%	to	1.95%	-32.23%	to	-31.65%
2007	21	$13.84	to	$14.28	$304	2.23%	1.10%	to	1.95%	3.40%
Small Company Growth Portfolio
2011	6	$13.23	to	$14.34	$92	-	0.95%	to	2.00%	-0.68%	to	0.35%
2010	8	$13.32	to	$14.29	$110	-	0.95%	to	2.00%	29.19%	to	30.62%
2009	9	$10.31	to	$10.94	$93	1.27%	0.95%	to	2.00%	37.60%	to	37.96%
2008	8	$7.57	to	$7.93	$64	-	0.95%	to	1.95%	-40.63%	to	-40.02%
2007	7	$12.75	to	$13.22	$86	-	0.95%	to	1.95%	2.80%
Victory Small Company Opportunity Fund - Class R
2011	-		$12.65		$1	(e)		0.60%			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
Wanger International
2011	2,787	$7.96	to	$9.18	$24,628	5.06%	0.00%	to	1.50%	-15.91%	to	-14.60%
2010	2,483	$9.42	to	$10.75	$25,898	2.55%	0.00%	to	1.55%	23.00%	to	25.03%
2009	1,714	$7.59	to	$8.61	$14,434	3.47%	0.00%	to	1.55%	47.42%	to	49.80%
2008	1,203	$5.11	to	$5.75	$6,819	1.00%	0.00%	to	1.50%	-46.37%	to	-45.60%
2007	916	$10.46	to	$10.57	$9,623	(a)	0.00%	to	1.50%		(a)

			467

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wanger Select
2011	5,695	$8.12	to	$14.68	$78,376	2.26%	0.00%	to	1.75%	-19.10%	to	-17.67%
2010	6,108	$9.95	to	$17.83	$102,870	0.53%	0.00%	to	1.75%	24.65%	to	26.60%
2009	5,121	$7.92	to	$14.09	$68,682	-	0.00%	to	1.50%	63.80%	to	66.19%
2008	4,338	$4.80	to	$8.48	$35,288	-	0.00%	to	1.50%	-49.84%	to	-49.04%
2007	4,150	$15.70	to	$16.65	$66,892	-	0.00%	to	1.50%	7.73%	to	9.02%
Wanger USA
2011	2,848	$9.63	to	$15.69	$40,134	-	0.00%	to	1.50%	-4.88%	to	-3.46%
2010	2,442	$10.06	to	$16.37	$35,896	-	0.00%	to	1.50%	21.50%	to	23.35%
2009	2,016	$8.22	to	$13.36	$24,191	-	0.00%	to	1.50%	40.12%	to	42.34%
2008	1,727	$5.83	to	$8.89	$14,699	-	0.00%	to	1.50%	-40.59%	to	-37.59%
2007	1,512	$13.11	to	$14.89	$21,526	-	0.05%	to	1.50%	-0.63%	to	4.86%
Washington Mutual Investors FundSM, Inc. - Class R-3
2011	361	$11.44	to	$12.94	$4,465	1.96%	0.00%	to	1.55%	5.05%	to	6.68%
2010	389	$10.89	to	$12.13	$4,515	1.98%	0.00%	to	1.55%	11.12%	to	13.05%
2009	406	$9.80	to	$10.73	$4,173	2.80%	0.00%	to	1.55%	16.81%	to	18.56%
2008	448	$8.39	to	$9.05	$3,911	2.30%	0.00%	to	1.55%	-34.35%	to	-33.31%
2007	395	$12.78	to	$13.57	$5,204	1.77%	0.00%	to	1.55%	2.08%	to	3.38%
Washington Mutual Investors FundSM, Inc. - Class R-4
2011	7,177	$9.05	to	$13.14	$87,837	2.21%	0.00%	to	1.50%	5.41%	to	6.90%
2010	7,137	$8.54	to	$12.26	$82,473	2.28%	0.00%	to	1.50%	11.57%	to	13.43%
2009	7,276	$7.59	to	$11.00	$74,999	3.08%	0.00%	to	1.50%	17.25%	to	18.92%
2008	6,960	$6.43	to	$9.25	$60,944	2.56%	0.00%	to	1.50%	-34.15%	to	-33.33%
2007	6,883	$12.73	to	$13.71	$91,248	1.97%	0.25%	to	1.50%	2.34%	to	3.56%
Wells Fargo Advantage Small Cap Value Fund - Class A
2011	9		$11.58		$108	-		1.00%		-8.46%
2010	9		$12.65		$118	0.97%		1.00%		18.11%
2009	8		$10.71		$88	-		1.00%		50.42%
2008	7		$7.12		$46	-		1.00%		-39.04%
2007	4		$11.68		$47	-		1.00%		9.16%

			468

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

							Investment
		Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
		(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wells Fargo Advantage Special Small Cap Values
Fund - Class A
	2011	4,004	$9.73	to	$24.89	$89,066	-	0.00%	to	1.55%	-3.69% to	-2.15%
	2010	4,325	$10.04	to	$25.47	$99,165	-	0.00%	to	1.55%	20.70% to	22.54%
	2009	4,381	$8.26	to	$20.79	$82,713	0.41%	0.00%	to	1.55%	27.90% to	29.91%
	2008	4,235	$6.42	to	$16.03	$62,156	1.09%	0.00%	to	1.55%	-32.80% to	-31.95%
	2007	4,354	$12.72	to	$23.16	$94,562	1.21%	0.30%	to	1.55%	-9.51% to	-8.57%

(a)	As this investment Division had no investments until 2007, this data is not meaningful and therefore is not presented
(b)	As this investment Division had no investments until 2008, this data is not meaningful and therefore is not presented
(c)	As this investment Division had no investments until 2009, this data is not meaningful and therefore is not presented
(d)	As this investment Division had no investments until 2010, this data is not meaningful and therefore is not presented
(e)	As this investment Division had no investments until 2011, this data is not meaningful and therefore is not presented

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets.
	The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the
	mortality and expense, administrative and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of
	minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this
	table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

				469

iliac10k.htm - Generated by SEC Publisher for SEC Filing

ING Life Insurance and Annuity Company and Subsidiaries

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2011 and 2010, and the related consolidated statements of operations, comprehensive income, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2011.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2009 the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairments.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 27, 2012

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2011	2010
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $16,577.9 at 2011 and $15,104.5 at 2010)	$18,075.4	$16,012.6
Fixed maturities, at fair value using the fair value option	511.9	453.4
Equity securities, available-for-sale, at fair value (cost of $131.8 at 2011 and $179.6 at 2010)	144.9	200.6
Short-term investments	216.8	222.4
Mortgage loans on real estate	2,373.5	1,842.8
Loan - Dutch State obligation	417.0	539.4
Policy loans	245.9	253.0
Limited partnerships/corporations	510.6	463.5
Derivatives	505.8	234.2
Securities pledged (amortized cost of $572.5 at 2011 and $936.5 at 2010)	593.7	962.2
Total investments	23,595.5	21,184.1
Cash and cash equivalents	217.1	231.0
Short-term investments under securities loan agreement, including collateral delivered	524.8	675.4
Accrued investment income	260.2	240.5
Receivable for securities sold	16.7	5.6
Reinsurance recoverable	2,276.3	2,355.9
Deferred policy acquisition costs, Value of business acquired, and Sales inducements to contract holders	1,426.1	1,760.6
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	648.0	304.1
Due from affiliates	52.9	102.4
Property and equipment	84.7	87.4
Other assets	56.4	52.9
Assets held in separate accounts	45,295.2	46,489.1
Total assets	$74,628.9	$73,664.0

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2011	2010
Liabilities and Shareholder’s Equity
Future policy benefits and claims reserves	$23,062.3	$21,491.6
Payable for securities purchased	3.3	33.3
Payables under securities loan agreement, including collateral held	634.8	680.1
Short-term debt	—	214.5
Long-term debt	4.9	4.9
Due to affiliates	126.0	121.2
Current income tax payable to Parent	1.3	49.3
Deferred income taxes	522.9	466.9
Other liabilities	690.5	654.8
Liabilities related to separate accounts	45,295.2	46,489.1
Total liabilities	70,341.2	70,205.7

Shareholder’s equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,533.0	4,326.0
Accumulated other comprehensive income (loss)	590.3	304.5
Retained earnings (deficit)	(838.4)	(1,175.0)
Total shareholder’s equity	4,287.7	3,458.3
Total liabilities and shareholder’s equity	$74,628.9	$73,664.0

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Years Ended December 31,
	2011	2010	2009
Revenues:
Net investment income	$1,420.9	$1,342.3	$1,242.1
Fee income	615.1	589.7	533.8
Premiums	33.9	67.3	35.0
Broker-dealer commission revenue	218.3	220.0	275.3
Net realized capital gains (losses):
Total other-than-temporary impairment losses	(116.8)	(199.2)	(433.5)
Portion of other-than-temporary impairment losses recognized in Other comprehensive income (loss)	9.5	52.1	39.0
Net other-than-temporary impairments recognized in earnings	(107.3)	(147.1)	(394.5)
Other net realized capital gains	107.6	119.0	149.0
Total net realized capital gains (losses)	0.3	(28.1)	(245.5)
Other income	20.5	34.8	30.0
Total revenue	2,309.0	2,226.0	1,870.7
Benefits and expenses:
Interest credited and other benefits to contract owners	986.8	768.0	511.2
Operating expenses	605.5	710.6	597.6
Broker-dealer commission expense	218.3	220.0	275.3
Net amortization of deferred policy acquisition costs and value of business acquired	155.4	(53.2)	79.6
Interest expense	2.6	2.9	3.5
Total benefits and expenses	1,968.6	1,648.3	1,467.2
Income before income taxes	340.4	577.7	403.5
Income tax expense	3.8	140.8	49.6
Net income	$336.6	$436.9	$353.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Comprehensive Income

(In millions)

	For Years Ended December 31,
	2011	2010	2009
Net income	$336.6	$436.9	$353.9
Other comprehensive income, before tax:
Change in unrealized gains on securities	385.3	387.5	879.0
Change in other-than-temporary impairment losses	21.3	(12.7)	(46.7)
Pension and other post-employment benefit liability	(3.4)	(7.4)	13.5
Other comprehensive income, before tax	403.2	367.4	845.8
Income tax expense related to items of other comprehensive income	(117.4)	(47.9)	(227.0)
Other comprehensive income, after tax	285.8	319.5	618.8

Comprehensive income	$622.4	$756.4	$972.7

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder’s
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2009	$2.8	$4,161.3	$(482.1)	$(2,117.5)	$1,564.5
Cumulative effect of change in accounting principle, net of deferred policy acquisition costs and tax	—	—	(151.7)	151.7	—
Comprehensive income:
Net income	—	—	—	353.9	353.9
Other comprehensive income, after tax	—	—	618.8	—	618.8
Total comprehensive income					972.7
Contribution of capital	—	365.0	—	—	365.0
Employee share-based payments	—	1.9	—	—	1.9
Balance at December 31, 2009	2.8	4,528.2	(15.0)	(1,611.9)	2,904.1
Comprehensive income:
Net income	—	—	—	436.9	436.9
Other comprehensive income, after tax	—	—	319.5	—	319.5
Total comprehensive income					756.4
Dividends paid	—	(203.0)	—	—	(203.0)
Employee share-based payments	—	0.8	—	—	0.8
Balance at December 31, 2010	2.8	4,326.0	304.5	(1,175.0)	3,458.3
Comprehensive income:
Net income	—	—	—	336.6	336.6
Other comprehensive income, after tax	—	—	285.8	—	285.8
Total comprehensive income					622.4
Capital contribution	—	201.0	—	—	201.0
Employee share-based payments	—	6.0	—	—	6.0
Balance at December 31, 2011	$2.8	$4,533.0	$590.3	$(838.4)	$4,287.7

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Years Ended December 31,
	2011	2010	2009
Cash Flows from Operating Activities:
Net income	$336.6	$436.9	$353.9
Adjustments to reconcile net income to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired, and sales inducements	(164.3)	(167.1)	(152.8)
Net amortization of deferred policy acquisition costs, value of business acquired, and sales inducements	159.1	(48.9)	83.3
Net accretion/decretion of discount/premium	37.0	44.3	45.4
Future policy benefits, claims reserves, and interest credited	855.1	599.5	386.9
Provision for deferred income taxes	(56.5)	65.3	36.7
Net realized capital losses (gains)	(0.3)	28.1	245.5
Depreciation	3.5	3.4	10.4
Change in:
Accrued investment income	(19.7)	(23.3)	(11.4)
Reinsurance recoverable	79.6	74.0	79.3
Other receivable and assets accruals	(3.5)	(86.0)	130.9
Due to/from affiliates	54.3	17.2	7.9
Other payables and accruals	(91.9)	85.5	46.0
Other, net	(75.9)	(42.0)	(112.7)
Net cash provided by operating activities	1,113.1	986.9	1,149.3
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	6,468.5	6,340.3	5,864.2
Equity securities, available-for-sale	63.1	12.9	99.4
Mortgage loans on real estate	332.8	179.2	308.7
Limited partnerships/corporations	93.0	87.2	116.2
Acquisition of:
Fixed maturities	(7,662.0)	(7,383.5)	(6,215.4)
Equity securities, available-for-sale	(5.7)	(16.7)	(25.2)
Mortgage loans on real estate	(863.1)	(147.2)	(87.2)
Limited partnerships/corporations	(68.5)	(85.5)	(49.3)
Derivatives, net	(78.6)	(147.3)	(170.8)
Policy loans, net	7.1	1.7	13.1
Short-term investments, net	5.3	313.1	(492.7)
Loan-Dutch State obligation	122.4	134.7	124.8
Collateral held, net	105.3	4.7	(4.4)
Sales (purchases) of fixed assets, net	(0.8)	—	13.5
Net cash used in investing activities	(1,481.2)	(706.4)	(505.1)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Years Ended December 31,
	2011	2010	2009
Cash Flows from Financing Activities:
Deposits received for investment contracts	$3,115.4	$2,022.2	$2,069.6
Maturities and withdrawals from investment contracts	(2,403.6)	(2,309.7)	(2,123.6)
Short-term loans to affiliates	(343.9)	(16.9)	(300.2)
Short-term repayments of repurchase agreements, net	(214.7)	214.6	(615.2)
Dividends to parent	—	(203.0)	—
Contribution of capital from parent	201.0	—	365.0
Net cash provided by (used in) financing activities	354.2	(292.8)	(604.4)
Net increase (decrease) in cash and cash equivalents	(13.9)	(12.3)	39.8
Cash and cash equivalents, beginning of period	231.0	243.3	203.5
Cash and cash equivalents, end of period	$217.1	$231.0	$243.3
Supplemental cash flow information:
Income taxes paid, net	$108.4	$0.6	$13.7
Interest paid	$0.3	$—	$4.8
Non-cash transfer Loan-Dutch State obligation	$—	$—	$798.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1.                                      Business, Basis of Presentation and Significant Accounting Policies

Business

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States.  ILIAC is authorized to conduct its insurance business in all states and the District of Columbia.

ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is a direct, wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”). ING AIH is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in the Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings, sales, or a combination thereof. On November 10, 2010, ING announced that, in connection with the restructuring plan, it will prepare for a base case of an initial public offering of the Company and its U.S.-based insurance and investment management affiliates.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans and related services. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts.  Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Consolidated Financial Statements include the accounts of ILIAC and its subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”).

Intercompany transactions and balances between ILIAC and its subsidiaries have been eliminated.  Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as significant in that they involve a higher degree of judgment, are subject to a significant degree of variability, and contain accounting estimates:

Reserves for future policy benefits, valuation and amortization of deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), valuation of investments and derivatives, impairments, income taxes, and contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or non-performance risk, including the Company’s own credit risk.  The estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company utilizes a number

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.  Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

•                              Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.  The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•                              Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.  Level 2 inputs include the following:

a)                         Quoted prices for similar assets or liabilities in active markets;

b)                         Quoted prices for identical or similar assets or liabilities in non-active markets;

c)                          Inputs other than quoted market prices that are observable; and

d)                         Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•                              Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of securities is based on quoted prices in active markets that are readily and regularly obtainable.  When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing, or other similar techniques. See the Fair Value Measurements note to these Consolidated Financial Statements for additional information regarding the fair value of specific financial assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Investments

The accounting policies for the Company’s principal investments are as follows:

Fixed Maturities and Equity Securities:  All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option (“FVO”).  Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) (“AOCI”), and presented net of related changes in DAC, VOBA, and deferred income taxes.

Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.  Investment gains and losses on sales of securities are generally determined on a first-in-first-out (“FIFO”) basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income on the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), and asset-backed securities (“ABS”). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities (“MBS”) and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management’s knowledge of the current market. For credit-sensitive MBS and ABS, and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments:  Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.  These investments are stated at fair value.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments, and cash, and fixed maturities.

Mortgage Loans on Real Estate: The Company’s mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses.  If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.  For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure.  The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

All mortgage loans are evaluated by the Company’s investment professionals, including an appraisal of loan-specific credit quality, property characteristics, and market trends. Loan performance is monitored on a loan-specific basis. The Company’s review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items.  This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

All mortgages are evaluated for the purpose of quantifying the level of risk.  Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest.  The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

As of December 31, 2011 and 2010, all mortgage loans are held-for-investment.  The Company diversifies its mortgage loan portfolio by geographic region and property type to reduce concentration risk.  The Company manages risk when originating mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.

The Company records an allowance for probable incurred, but not specifically identified, losses.

Loan - Dutch State Obligation: The reported value of The State of the Netherlands (the “Dutch State”) loan obligation is based on the outstanding loan balance plus any unamortized premium.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Policy Loans: The reported value of policy loans is equal to the carrying value of the loans.  Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, primarily private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying upon the most recent financial information available, where the contractual right exists to receive such financial information on a timely basis. The Company’s equity in earnings from limited partnership interests are accounted for under the equity method is recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time.  Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities.  Generally, the lending agent retains all of the cash collateral.  Collateral retained by the agent is invested in liquid assets on behalf of the Company.  The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

As of December 31, 2011 and 2010, the fair value of loaned securities was $515.8 and $651.7, respectively, and is included in Securities pledged on the Consolidated Balance Sheets. Collateral received is included in Short-term investments under securities loan agreement, including collateral delivered.  As of December 31, 2011 and 2010, liabilities to return collateral of $524.8 and $675.5, respectively, are included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets.

Other-than-temporary Impairments

The Company periodically evaluates its available-for-sale general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.  An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments, and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.  In contrast, for certain equity securities, the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

Effective April 1, 2009, the Company prospectively adopted guidance on the recognition and presentation of OTTI losses (see the “Adoption of New Pronouncements” section below).  When assessing the Company’s intent to sell a security or if it is more likely than not the Company will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an OTTI.  If the Company does not intend to sell the security and it is not more likely than not the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”).  The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Consolidated Balance Sheets.

Prior to April 1, 2009, the Company recognized in earnings an OTTI for a fixed maturity in an unrealized loss position, unless it could assert that it had both the intent and ability to hold the fixed maturity for a period of time sufficient to allow for a recovery of estimated fair value to the security’s amortized cost. The entire difference between the fixed maturity’s amortized cost basis and its estimated fair value was recognized in earnings if the security was determined to have an OTTI.

There was no change in guidance for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security’s cost and its estimated fair value.

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

•                              The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received.  The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

•                              When determining collectability and the period over which the value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company’s best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that include, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security’s position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

•                             Additional considerations are made when assessing the unique features that apply to certain structured securities such as RMBS, CMBS, and ABS.  These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; and the payment priority within the tranche structure of the security.

•                              When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company’s best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security’s position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity through Net realized capital gains (losses) on the Consolidated Statements of Operations, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company’s use of derivatives is limited mainly to economic hedging to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk, and market risk. It is the Company’s policy not to offset

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, futures, forwards, caps, floors, and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool.  The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products.  Open derivative contracts are reported as either Derivatives or Other liabilities, as appropriate, on the Consolidated Balance Sheets at fair value.  Changes in the fair value of derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability (“fair value hedge”); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedge”). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•                             Fair Value Hedge Relationship:  For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses).

•                             Cash Flow Hedge Relationship: For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative’s change in value,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses).

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized immediately in Other net realized capital gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company’s earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

If the Company’s current debt and claims paying ratings were downgraded in the future, the terms in the Company’s derivative agreements may be triggered, which could negatively impact overall liquidity.  For the majority of the Company’s counterparties, there is a termination event should the Company’s long-term debt ratings drop below BBB+/Baa1.

The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities.

The Company also has investments in certain fixed maturities, and has issued certain annuity products, that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.  Embedded derivatives within fixed maturities are included in Derivatives as assets or liabilities on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.  Embedded derivatives within annuity products are included in Future policy benefits on

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contract owners in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase.  Cash and cash equivalents are stated at fair value.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation.  Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.  Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated.

The Company’s property and equipment are depreciated using the following estimated useful lives.

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest.  Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.  VOBA represents the outstanding value of in force business acquired and is subject to amortization and interest.  The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies.

Amortization Methodologies

The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits.  Assumptions as to mortality, persistency, interest crediting rates, returns associated with separate account performance, impact of hedge performance, expenses to administer the business, and certain economic variables, such as inflation, are based on the Company’s experience and overall capital markets. At each valuation date,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

actual historical gross profits are reflected and estimated gross profits, and related assumptions, are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance (“unlocking”).

The Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances each period.  DAC and VOBA are deemed to be recoverable if the estimated gross profits exceed these balances.

Assumptions

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates.  Several assumptions are considered significant in the estimation of future gross profits associated with the Company’s variable products.  One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company’s practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, and a 14% cap. The reversion to the mean methodology was implemented prospectively on January 1, 2011.

Prior to January 1, 2011, the Company utilized a static long-term equity return assumption for projecting account balance growth in all future years. This return assumption was reviewed annually or more frequently, if deemed necessary. Actual returns that were higher than long-term expectations produced higher contract owner account balances, which increased future fee expectations resulting in higher expected gross profits. The opposite result occurred when returns were lower than long-term expectations.

Other significant assumptions include estimated policyholder behavior assumptions, such as surrender, lapse, and annuitization rates. Estimated gross profits of variable annuity contracts are sensitive to these assumptions.

Contract owners may periodically exchange one contract for another, or make modifications to an existing contract.  These transactions are identified as internal replacements.  Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts.  Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts.  Internal

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

Future Policy Benefits and Contract Owner Accounts

Reserves

The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations under its variable annuity and fixed annuity products.  The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, and expenses.  Changes in, or deviations from, the assumptions used can significantly affect the Company’s reserve levels and related future operations.

Reserves for individual immediate annuities with life contingent payout benefits are equal to the present value of expected future payments.  Assumptions as to interest rates, mortality, and expenses are based upon the Company’s experience at the period the policy is sold, including a margin for adverse deviation.  Such assumptions generally vary by annuity plan type, year of issue, and policy duration.  Interest rates used to calculate the present value of future benefits ranged from 4.5% to 6.0%.

Although assumptions are “locked-in” upon the issuance of immediate annuities with life contingent payout benefits, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a margin for adverse deviations. Reserves are recorded in Future policy benefits on the Consolidated Balance Sheets.

Contract Owner Accounts

Contract owner account balances relate to investment-type contracts.

Account balances for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged from 0.0% to 7.0% for the years 2011, 2010, and 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Guarantees

The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates.  The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is reported at fair value.

Reserves for  guaranteed minimum death benefits (“GMDB”) on certain variable annuities are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments.  Expected experience is based on a range of scenarios.  Assumptions used, such as near-term and long-term equity market return, lapse rate, and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC, and, thus, are subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor’s (“S&P”) 500 Index. The Company periodically evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

Products with guaranteed credited rates treat the guarantee as an embedded derivative for Stabilizer products and a stand-alone derivative for Managed custody guarantee (“MCG”) products.  These derivatives are measured at estimated fair value with changes in estimated fair value reported in Interest credited and other benefits to contract owners in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer and MCG contracts is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums.  At inception of the contract the Company projects a guaranteed premium to be equal to the present value of the projected future claims.  The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts.  The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions.  Explicit risk margins are included, as well as an explicit recognition of all nonperformance risks.  Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING Insurance and the Company based on the credit default swaps with similar term to maturity and priority of payment.  The ING Insurance credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees.

See the Additional Insurance Benefits and Minimum Guarantees note to these Consolidated Financial Statements for more information.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners who bear the investment risk, subject, in limited cases, to certain minimum guarantees.  Investment income and investment gains and losses generally accrue directly to such contract owners.  The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•                              Such separate accounts are legally recognized;

•                              Assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities;

•                              Investments are directed by the contract holder; and

•                              All investment performance, net of contract fees and assessments, is passed through to the contract holder.

The Company reports separate account assets and liabilities that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments.  Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations.  The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities (“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

agreed upon interest. Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in short-term investments, with the offsetting obligation to repay the loan included as a liability on the Consolidated Balance Sheets.

The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Consolidated Balance Sheets.  As of December 31, 2011 and 2010, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions, the related repurchase obligation, including accrued interest, and the collateral posted by the counterparty in connection with the change in the value of pledged securities that will be released upon settlement, were as follows.

	2011	2010

Securities pledged	$—	$216.7
Repurchase obligation	—	214.5
Collateral	—	—

The Company also enters into reverse repurchase agreements.  These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased.  Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. As of December 31, 2011 and 2010, the Company did not have any securities pledged under reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments.  The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

For most annuity contracts, charges assessed against contract owner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed.  Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue.  When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Premiums and Interest credited and other benefits to contract owners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.  Premiums, benefits, and expenses are presented net of reinsurance ceded to other companies.

Income Taxes

The Company’s deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The results of the Company’s operations are included in the consolidated tax return of ING AIH.  Generally, the Company’s consolidated financial statements recognize the current and deferred income tax consequences that result from the Company’s activities during the current and preceding periods pursuant to the provisions of Accounting Standards Codification topic 740, Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of ING AIH’s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement.  The Company’s tax sharing agreement with ING AIH states that for each taxable year during which the Company is included in a consolidated federal income tax return with ING AIH, ING AIH will pay to the Company an amount equal to the tax benefit of the Company’s net operating loss carryforwards and capital loss carryforwards generated in such year, without regard to whether such net operating loss carryforwards and capital loss carryforwards are actually utilized in the reduction of the consolidated federal income tax liability for any consolidated taxable year.

The Company evaluates and tests the recoverability of its deferred tax assets.  Deferred tax assets represent the tax benefit of future deductible temporary differences and operating loss and tax credit carryforwards.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.  Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

•                              The nature and character of the deferred tax assets and liabilities;

•                              Taxable income in prior carryback years;

•                              Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

•                              Projected future reversals of existing temporary differences;

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

•                              The length of time carryforwards can be utilized; and

•                              Any prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused.

Management uses certain assumptions and estimates in determining the income taxes payable or refundable to/from the Parent for the current year, the deferred income tax liabilities and assets for items recognized differently in its financial statements from amounts shown on its income tax returns, and the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a continual basis as regulatory and business factors change.

The Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority before any part of the benefit can be recognized in the financial statements.  Tax positions that do not meet the more likely than not standard are not recognized.  Tax positions that meet this standard are recognized in the Consolidated Financial Statements.  The Company measures the tax position as the largest amount that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as the direct insurer of the risks reinsured.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance agreement with a subsidiary of Lincoln National Corporation (“Lincoln”).  The Lincoln subsidiary established a trust to secure it obligations to the Company under the reinsurance transaction.  Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.2 billion and $2.3 billion at December 31, 2011 and 2010, respectively, equal the Company’s total individual life reserves and are related to the reinsurance recoverable from the subsidiary of Lincoln under this reinsurance agreement.  Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance.  The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are recognized as assets on the Company’s Consolidated Balance Sheets.

Contingencies

A loss contingency is an existing condition, situation, or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur.  Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets, and actual or possible claims and assessments.  Amounts related to loss contingencies are accrued if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company’s best estimate of the ultimate outcome.  If determined to meet the criteria for a reserve, the Company also evaluates whether there are external legal or other costs directly associated with the resolution of the matter and accrues such costs if estimable.

Adoption of New Pronouncements

Financial Instruments

A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-02, “Receivables (Accounting Standards CodificationTM (“ASC”) Topic 310): A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring” (“ASU 2011-02”), which clarifies the guidance on a creditor’s evaluation of whether it has granted a concession and whether the debtor is experiencing financial difficulties, as follows:

•                              If a debtor does not have access to funds at a market rate for similar debt, the restructuring would be considered to be at a below-market rate;

•                              An increase in the contractual interest rate does not preclude the restructuring from being considered a concession, as the new rate could still be below the market interest rate;

•                              A restructuring that results in a delay in payment that is insignificant is not a concession;

•                              A creditor should evaluate whether it is probable that the debtor would be in payment default on any of its debt without the modification to determine if the debtor is experiencing financial difficulties; and

•                              A creditor is precluded from using the effective interest rate test.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Also, ASU 2011-02 requires disclosure of the information required in ASU 2010-20 about troubled debt restructuring, which was previously deferred by ASU 2011-01.

The provisions of ASU 2011-02 were adopted by the Company on July 1, 2011, and applied retrospectively to January 1, 2011.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows for the year ended December 31, 2011, as there were no troubled debt restructurings during that period.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses

In July 2010, the FASB issued ASU 2010-20, “Receivables (ASC Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU 2010-20”), which requires certain existing disclosures to be disaggregated by class of financing receivable, including the rollforward of the allowance for credit losses, with the ending balance further disaggregated on the basis of impairment method.  For each disaggregated ending balance, an entity also is required to disclose the related recorded investment in financing receivables, the nonaccrual status of financing receivables, and impaired financing receivables.

ASU 2010-20 also requires new disclosures by class of financing receivable, including credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings and related defaults, and significant purchases and sales of financing receivables disaggregated by portfolio segment.

In January 2011, the FASB issued ASU 2011-01, which temporarily delayed the effective date of the disclosures about troubled debt restructurings in ASU 2010-20.

The provisions of ASU 2010-20 were adopted by the Company on December 31, 2010, and are included in the Financial Instruments note to these Consolidated Financial Statements, except for the disclosures about troubled debt restructurings included in ASU 2011-02, which was adopted by the Company on July 1, 2011 (see above). The disclosures that include information for activity that occurs during a reporting period were adopted by the Company on January 1, 2011 and are included in the Financial Instruments note to these Consolidated Financial Statements.  As this pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Scope Exception Related to Embedded Credit Derivatives

In March 2010, the FASB issued ASU 2010-11, “Derivatives and Hedging (ASC Topic 815): Scope Exception Related to Embedded Credit Derivatives” (“ASU 2010-11”), which clarifies that the only type of embedded credit derivatives that are exempt from bifurcation requirements are those that relate to the subordination of one financial instrument to another.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2010-11 were adopted by the Company on July 1, 2010.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied.

Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities

In December 2009, the FASB issued ASU 2009-17, “Consolidations (ASC Topic 810): Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities,” (“ASU 2009-17”), which eliminates the exemption for qualifying special-purpose entities (“QSPEs”), as well as amends the consolidation guidance for variable interest entities (“VIEs”), as follows:

•                              Removes the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of whether an entity has the power to direct the VIE’s activities, and whether the entity has the obligation to absorb losses or the right to receive benefits that could be significant to the VIE;

•                              Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE; and

•                              Requires enhanced disclosures, including (i) presentation on the balance sheet of assets and liabilities of consolidated VIEs that meet the separate presentation criteria and disclosure of assets and liabilities recognized on the balance sheet and (ii) the maximum exposure to loss for those VIEs in which a reporting entity is determined not to be the primary beneficiary, but in which the reporting entity has a variable interest.

In addition, in February 2010, the FASB issued ASU 2010-10, “Consolidation (ASC Topic 810): Amendments for Certain Investment Funds” (ASU 2010-10), which defers to ASU 2009-17 for reporting entity’s interests in certain investment funds that have attributes of investment companies, for which the reporting entity does not have an obligation to fund losses, and that are not structured as securitization entities.

The provisions of ASU 2009-17 and ASU 2010-10 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the consolidation conclusions were consistent with those under previous U.S. GAAP. The disclosure provisions required by ASU 2009-17 are presented in the Financial Instruments note to these Consolidated Financial Statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Recognition and Presentation of Other-than-temporary Impairments

In April 2009, the FASB issued new guidance on recognition and presentation of OTTIs, included in ASC Topic 320, “Investments-Debt and Equity Securities”, which requires:

•                              Noncredit related impairments to be recognized in Other comprehensive income (loss), if management asserts that it does not have the intent to sell the security and that it is more likely than not that the entity will not have to sell the security before recovery of the amortized cost basis;

•                              Total OTTIs to be presented in the Consolidated Statements of Operations with an offset recognized in AOCI for the noncredit related impairments;

•                              A cumulative effect adjustment as of the beginning of the period of adoption to reclassify the noncredit component of a previously recognized OTTI from Retained earnings (deficit) to AOCI; and

•                              Additional interim disclosures for debt and equity securities regarding types of securities held, unrealized losses, and OTTIs.

These provisions, as included in ASC Topic 320, were adopted by the Company on April 1, 2009.  As a result of implementation, the Company recognized a cumulative effect of change in accounting principle of $151.7 after considering the effects of DAC and income taxes of $(134.0) and $46.9, respectively, as an increase to April 1, 2009 Retained earnings (deficit) with a corresponding decrease to AOCI, with no overall change to shareholder’s equity. See the Investments note to these Consolidated Financial Statements for further information on the Company’s OTTIs, including additional required disclosures.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued new guidance on disclosures about derivative instruments and hedging activities, included in ASC Topic 815, “Derivatives and Hedging”, which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of, and gains and losses on, derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

•                              How and why derivative instruments are used;

•                              How derivative instruments and related hedged items are accounted for; and

•                              How derivative instruments and related hedged items affect an entity’s financial statements.

These provisions, as included in ASC Topic 815, were adopted by the Company on January 1, 2009, and are included in the “Derivative Financial Instruments” section above and the Fair Value Measurements note to these Consolidated Financial Statements.  As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Accounting for Transfers of Financial Assets

In December 2009, the FASB issued ASU 2009-16 “Transfers and Servicing (ASC Topic 860): Accounting for Transfers of Financial Assets” (“ASU 2009-16”), which eliminates the QSPE concept and requires a transferor of financial assets to:

•                              Consider the transferor’s continuing involvement in assets, limiting the circumstances in which a financial asset should be derecognized when the transferor has not transferred the entire asset to an entity that is not consolidated;

•                              Account for the transfer as a sale only if an entity transfers an entire financial asset and surrenders control, unless the transfer meets the conditions for a participating interest; and

•                              Recognize and initially measure at fair value all assets obtained and liabilities incurred as a result of a transfer of financial assets accounted for as a sale.

The provisions of ASU 2009-16 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the Company did not have any QSPEs under previous U.S. GAAP, and the requirements for sale accounting treatment are consistent with those previously applied by the Company.

Business Combinations and Non-controlling Interests

Disclosure of Supplementary Pro Forma Information for Business Combinations

In December 2010, the FASB issued ASU 2010-29, “Business Combinations (ASC Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations” (“ASU 2010-29”), which clarifies that if an entity presents comparative financial statements, it should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  Also, ASU 2010-29 expands the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the pro forma revenue and earnings.

The provisions of ASU 2010-29 were adopted by the Company on January 1, 2011 for business combinations occurring on or after that date.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, cash flows, or disclosures for the year ended December 31, 2011, as there were no business combinations during the period.

Accounting and Reporting for Decreases in Ownership of a Subsidiary

In January 2010, the FASB issued ASU 2010-02 “Consolidations (ASC Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary — a Scope Clarification,” (“ASU 2010-02”), which clarifies that the scope of the decrease in ownership provisions applies to the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

•                              A subsidiary or group of assets that is a business or nonprofit activity;

•                              A subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture; and

•                              An exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity (including an equity method investee or joint venture).

ASU 2010-02 also notes that the decrease in ownership guidance does not apply to sales of in substance real estate and expands disclosure requirements.

The provisions of ASU 2010-02 were adopted, retrospectively, by the Company on January 1, 2010.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows for the years ended December 31, 2011, 2010, and 2009, as there were no decreases in ownership of a subsidiary during those periods.

Fair Value

Improving Disclosures about Fair Value Measurements

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosure (ASC Topic 820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

•                              Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;

•                              Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;

•                              Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and

•                              Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Company on January 1, 2010, except for the disclosures related to the Level 3 reconciliation, which were adopted by the Company on January 1, 2011.  The disclosures required by ASU 2010-06 are included in the Financial Instruments note to these Consolidated Financial Statements.  As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Measuring the Fair Value of Certain Alternative Investments

In September 2009, the FASB issued ASU 2009-12, “Fair Value Measurements and Disclosures (ASC Topic 820): Investments in Certain Entities That Calculate Net Asset

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Value per Share (or Its Equivalent)” (“ASU 2009-12”), which allows the use of net asset value to estimate the fair value of certain alternative investments, such as interests in hedge funds, private equity funds, real estate funds, venture capital funds, offshore fund vehicles, and funds of funds. In addition, ASU 2009-12 requires disclosures about the attributes of such investments.

The provisions of ASU 2009-12 were adopted by the Company on December 31, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company. The disclosure provisions required by ASU 2009-12 are presented in the Investments note to these Consolidated Financial Statements.

Interim Disclosures about Fair Value of Financial Instruments

In April 2009, the FASB issued new guidance on interim disclosures about fair value of financial instruments, included in ASC Topic 825, “Financial Instruments”, which requires that the fair value of financial instruments be disclosed in an entity’s interim financial statements, as well as in annual financial statements. The provisions included in ASC Topic 825 also require that fair value information be presented with the related carrying value and that the method and significant assumptions used to estimate fair value, as well as changes in method and significant assumptions, be disclosed.

These provisions, as included in ASC Topic 825, were adopted by the Company on April 1, 2009, and are presented in the Fair Value Measurements note to these Consolidated Financial Statements.  The adoption had no effect on the Company’s financial condition, results of operations, or cash flows, as the pronouncement only pertains to additional disclosure.

Other Pronouncements

Presentation of Comprehensive Income

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (ASC Topic 220): Presentation of Comprehensive Income” (“ASU 2011-05”), which states that an entity has the option to present total comprehensive income and the components of net income and other comprehensive income either in a single, continuous statement of comprehensive income or in two separate, consecutive statements.

In December 2011, the FASB issued ASU 2011-12, which defers the ASU 2011-05 requirements to present, on the face of the financial statements, the effects of reclassification out of AOCI on the components of net income and other comprehensive income.

The Company early adopted provisions of ASU 2011-05 and ASU 2010-12 as of December 31, 2011, and applied the provisions retrospectively.  The Consolidated

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Statement of Comprehensive Income, with corresponding revisions to the Consolidated Statements of Changes in Shareholder’s Equity, is included in the Consolidated Financial Statements. In addition, the required disclosures are included in the AOCI note to these Consolidated Financial Statements.

Consolidation Analysis of Investments Held through Separate Accounts

In April 2010, the FASB issued ASU 2010-15, “Financial Services - Insurance ASC Topic 944): How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments” (“ASU 2010-15”), which clarifies that an insurance entity generally should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer’s interests, and should not combine those separate account interests with its general account interest in the same investment when assessing the investment for consolidation.

The provisions of ASU 2010-15 were adopted by the Company on January 1, 2011; however, the Company determined that there was no effect on its financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC Topic 855, “Subsequent Events,” which establishes:

•                              The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;

•                              The circumstances under which an entity should recognize such events or transactions in its financial statements; and

•                              Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Company on June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09, “Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements”, which clarifies that a Securities and Exchange Commission (“SEC”) filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Company determined that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Future Adoption of Accounting Pronouncements

Disclosures about Offsetting Assets & Liabilities

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (ASC Topic 210): Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”), which requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position, as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements.

The provisions of ASU 2011-11 are effective, retrospectively, for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual reporting periods.  The Company is currently in the process of determining the disclosure impact of adoption of the provisions of ASU 2011-11.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”)

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (ASC Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”), which includes the following amendments:

•                              The concepts of highest and best use and valuation premise are relevant only when measuring the fair value of nonfinancial assets;

•                              The requirements for measuring the fair value of equity instruments are consistent with those for measuring liabilities;

•                              An entity is permitted to measure the fair value of financial instruments managed within a portfolio at the price that would be received to sell or transfer a net position for a particular risk; and

•                              The application of premiums and discounts in a fair value measurement is related to the unit of account for the asset or liability.

ASU 2011-04 also requires additional disclosures, including use of a nonfinancial asset in a way that differs from its highest and best use, categorization by level for items in which fair value is required to be disclosed, and further information regarding Level 3 fair value measurements.

The provisions of ASU 2011-04 are effective during interim or annual periods beginning after December 15, 2011, and should be applied prospectively.  The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2011-04.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Reconsideration of Effective Control for Repurchase Agreements

In April 2011, the FASB issued ASU 2011-03, “Transfers and Servicing (ASC Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (“ASU 2011-03”), which removes from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, and (2) the collateral maintenance implementation guidance related to that criterion.

The provisions of ASU 2011-03 are effective for the first interim or annual period beginning on or after December 15, 2011, and should be applied prospectively.  The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2011-03.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB issued ASU 2010-26, “Financial Services - Insurance (ASC Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts” (“ASU 2010-26”), which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral.  Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities (underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the U.S. GAAP direct-response advertising guidance are met.  All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company will adopt the guidance retrospectively. The Company currently estimates the adoption will result in a cumulative effect adjustment, reducing Retained earnings by approximately $440.0 and increasing Other comprehensive income by approximately $130.0 as of January 1, 2012, after considering the effects of income taxes.  These impacts are subject to change as the Company is still in the process of finalizing the impact of adoption of the provisions of ASU 2010-26.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

2.                                      Investments

Fixed Maturities and Equity Securities

Available-for-sale and fair value option fixed maturities and equity securities were as follows as of December 31, 2011.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value	OTTI(2)
Fixed maturities:
U.S. Treasuries	$1,096.6	$135.0	$—	$1,231.6	$—
U.S. government agencies and authorities	379.7	31.0	—	410.7	—
State, municipalities, and political subdivisions	95.1	10.9	—	106.0	—

U.S. corporate securities:
Public utilities	1,915.1	198.0	5.8	2,107.3	—
Other corporate securities	6,251.8	572.8	25.3	6,799.3	—
Total U.S. corporate securities	8,166.9	770.8	31.1	8,906.6	—

Foreign securities(1):
Government	308.5	39.8	3.1	345.2	—
Other	4,352.5	328.8	38.4	4,642.9	—
Total foreign securities	4,661.0	368.6	41.5	4,988.1	—

Residential mortgage-backed securities	1,955.4	285.4	52.9	2,187.9	29.5
Commercial mortgage-backed securities	866.1	51.0	5.8	911.3	4.4
Other asset-backed securities	441.5	19.4	22.1	438.8	4.2

Total fixed maturities, including securities pledged	17,662.3	1,672.1	153.4	19,181.0	38.1
Less: securities pledged	572.5	22.4	1.2	593.7	—
Total fixed maturities	17,089.8	1,649.7	152.2	18,587.3	38.1
Equity securities	131.8	13.1	—	144.9	—
Total investments	$17,221.6	$1,662.8	$152.2	$18,732.2	$38.1

(1)   Primarily U.S. dollar denominated.

(2)   Represents other-than-temporary impairments reported as a component of Other comprehensive income (“noncredit impairments”).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and fair value option fixed maturities and equity securities were as follows as of December 31, 2010.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value	OTTI(2)
Fixed maturities:
U.S. Treasuries	$717.0	$4.7	$7.3	$714.4	$—
U.S. government agencies and authorities	536.7	45.9	—	582.6	—
State, municipalities, and political subdivisions	145.9	5.0	10.2	140.7	—

U.S. corporate securities:
Public utilities	1,442.0	73.5	13.3	1,502.2	—
Other corporate securities	5,380.1	392.0	31.1	5,741.0	0.3
Total U.S. corporate securities	6,822.1	465.5	44.4	7,243.2	0.3

Foreign securities(1):
Government	446.3	39.6	5.0	480.9	—
Other	4,089.5	240.5	37.4	4,292.6	0.1
Total foreign securities	4,535.8	280.1	42.4	4,773.5	0.1

Residential mortgage-backed securities	2,116.0	296.9	57.5	2,355.4	28.8
Commercial mortgage-backed securities	1,005.6	54.2	30.2	1,029.6	14.5
Other asset-backed securities	615.3	16.2	42.7	588.8	15.7

Total fixed maturities, including securities pledged	16,494.4	1,168.5	234.7	17,428.2	59.4
Less: securities pledged	936.5	35.0	9.3	962.2	—
Total fixed maturities	15,557.9	1,133.5	225.4	16,466.0	59.4
Equity securities	179.6	21.0	—	200.6	—
Total investments	$15,737.5	$1,154.5	$225.4	$16,666.6	$59.4

(1)   Primarily U.S. dollar denominated.

(2)   Represents other-than-temporary impairments reported as a component of Other comprehensive income (“noncredit impairments”).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities, including securities pledged, as of December 31, 2011, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid. MBS and other ABS are shown separately because they are not due at a single maturity date.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$271.1	$288.4
After one year through five years	4,147.2	4,375.9
After five years through ten years	5,199.4	5,587.3
After ten years	4,781.6	5,391.4
Mortgage-backed securities	2,821.5	3,099.2
Other asset-backed securities	441.5	438.8
Fixed maturities, including securities pledged	$17,662.3	$19,181.0

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies and the State of the Netherlands (the “Dutch State”) loan obligation, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2011 and 2010.

At December 31, 2011 and 2010, fixed maturities with fair values of $13.6 and $13.4, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults.  The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated.  At December 31, 2011 and 2010, approximately 42.5% and 36.5%, respectively, of the Company’s CMO holdings were invested in those types of CMOs, such as interest-only or principal only strips, which are subject to more prepayment and extension risk than traditional CMOs.

Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value reported in Other net realized gains (losses) in the Consolidated Statements of Operations.

Transfer of Alt-A RMBS Participation Interest and Related Loan to Dutch State

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-Up Facility covering 80% of ING’s Alt-A RMBS.  Refer to the Related Party

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Transactions note to these Consolidated Financial Statements for further details of these agreements.

Variable Interest Entities

The Company holds certain VIEs for investment purposes.  VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company provided no non-contractual financial support and its carrying value represents the Company’s exposure to loss. The carrying value of collateralized loan obligations (“CLOs”) of $0.9 and $0.6 at December 31, 2011 and 2010, respectively, is included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Consolidated Statements of Operations.

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Some RMBS investments are in various senior level tranches of mortgage securitizations issued and guaranteed by Fannie Mae, Freddie Mac, or a similar government-sponsored entity, typically referred to as “agency pass-through” investments. These securitizations pool residential mortgages and pass through the principal and interest to investors based on the terms of each tranche or portion of the total pool. Investments held by the Company in non-agency RMBS and CMBS also include interest-only, principal-only, and inverse floating securities. Through its investments, the Company is not obligated to provide any financial or other support to these entities.

Each of the RMBS, CMBS, and ABS entities described above are thinly capitalized by design, and considered VIEs under ASC 810-10-25 as amended by ASU 2009-17. As discussed above, the Company’s involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities’ economic performance, in any of these entities, nor does the Company function in any of these roles. The Company through its investments or other arrangements does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS, and ABS entities in which it holds investments. These investments are accounted for as investments as described in

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

the Business, Basis of Presentation and Significant Accounting Policies note to these Consolidated Financial Statements.

Fixed Maturity Securities Credit Quality - Ratings

The Securities Valuation Office (“SVO”) of the National Association of Insurance Commissioners (“NAIC”) evaluates the fixed maturity security investments of insurers for regulatory reporting and capital assessment purposes and assigns securities to one of six credit quality categories called “NAIC designations.” An internally developed rating is used as permitted by the NAIC if no rating is available. The NAIC designations are generally similar to the credit quality designations of a Nationally Recognized Statistical Rating Organization (“NRSRO”) for marketable fixed maturity securities, called “rating agency designations,” except for certain structured securities as described below. NAIC designations of “1,” highest quality, and “2,” high quality, include fixed maturity securities generally considered investment grade (“IG”) by such rating organizations. NAIC designations 3 through 6 include fixed maturity securities generally considered below investment grade (“BIG”) by such rating organizations.

The NAIC adopted revised designation methodologies for non-agency RMBS, including RMBS backed by subprime mortgage loans reported within ABS, that became effective December 31, 2009 and for CMBS that became effective December 31, 2010. The NAIC’s objective with the revised designation methodologies for these structured securities was to increase the accuracy in assessing expected losses, and to use the improved assessment to determine a more appropriate capital requirement for such structured securities. The revised methodologies reduce regulatory reliance on rating agencies and allow for greater regulatory input into the assumptions used to estimate expected losses from such structured securities.

As a result of time lags between the funding of investments, the finalization of legal documents and the completion of the SVO filing process, the fixed maturity portfolio generally includes securities that have not yet been rated by the SVO as of each balance sheet date, such as private placements. Pending receipt of SVO ratings, the categorization of these securities by NAIC designation is based on the expected ratings indicated by internal analysis.

Information about the Company’s fixed maturity securities holdings, including securities pledged, by NAIC designations is set forth in the following tables. Corresponding rating agency designation does not directly translate into NAIC designation, but represents the Company’s best estimate of comparable ratings from rating agencies, including Moody’s, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

It is management’s objective that the portfolio of fixed maturities be of high quality and be well diversified by market sector. The fixed maturities in the Company’s portfolio are

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

generally rated by external rating agencies and, if not externally rated, are rated by the Company on a basis believed to be similar to that used by the rating agencies. Ratings are derived from three NRSRO ratings and are applied as follows based on the number of agency rating received:

•                              when three ratings are received then the middle rating is applied;

•                              when two ratings are received then the lower rating is applied;

•                              when a single rating is received, the NRSRO rating is applied;

•                              and, when ratings are unavailable then an internal rating is applied.

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged to creditors, for IG and BIG securities by duration, based on NAIC designations, were as follows at December 31, 2011 and 2010.

	2011				2010
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less below amortized cost	$38.4	25.0%	$7.1	4.6%	$72.0	30.6%	$12.6	5.4%
More than six months and twelve months or less below amortized cost	12.5	8.1%	4.1	2.7%	0.9	0.4%	1.1	0.5%
More than twelve months below amortized cost	61.4	40.1%	29.9	19.5%	106.5	45.4%	41.6	17.7%
Total unrealized capital loss	$112.3	73.2%	$41.1	26.8%	$179.4	76.4%	$55.3	23.6%

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged to creditors, for securities rated BBB and above (Investment Grade (“IG”)) and securities rated BB and below (Below Investment Grade (“BIG”)) by duration, based on NRSRO ratings, were as follows at December 31, 2011 and 2010.

	2011				2010
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less below amortized cost	$38.3	25.0%	$7.2	4.7%	$72.0	30.6%	$12.6	5.4%
More than six months and twelve months or less below amortized cost	6.8	4.4%	9.8	6.4%	1.6	0.7%	0.4	0.2%
More than twelve months below amortized cost	42.1	27.4%	49.2	32.1%	70.9	30.2%	77.2	32.9%
Total unrealized capital loss	$87.2	56.8%	$66.2	43.2%	$144.5	61.5%	$90.2	38.5%

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturities, including securities pledged to creditors, by market sector and duration were as follows as of December 31, 2011 and 2010.

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
		Unrealized		Unrealized		Unrealized		Unrealized
	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss
2011
U.S. Treasuries	$—	$—	$—	$—	$—	$—	$—	$—
U.S. corporate, state, and municipalities	595.1	22.8	46.5	3.0	52.9	5.3	694.5	31.1
Foreign	435.3	19.1	49.9	4.6	169.5	17.8	654.7	41.5
Residential mortgage-backed	49.4	1.6	97.0	5.2	175.4	46.1	321.8	52.9
Commercial mortgage-backed	28.3	1.8	69.0	2.5	8.9	1.5	106.2	5.8
Other asset-backed	32.6	0.2	4.9	1.3	44.1	20.6	81.6	22.1
Total	$1,140.7	$45.5	$267.3	$16.6	$450.8	$91.3	$1,858.8	$153.4

2010
U.S. Treasuries	$475.6	$7.3	$—	$—	$—	$—	$475.6	$7.3
U.S. corporate, state, and municipalities	1,043.1	38.6	21.8	1.1	142.9	14.9	1,207.8	54.6
Foreign	866.3	30.1	14.9	0.9	101.7	11.4	982.9	42.4
Residential mortgage-backed	400.5	6.8	0.2	—	240.7	50.7	641.4	57.5
Commercial mortgage-backed	5.1	—	—	—	184.0	30.2	189.1	30.2
Other asset-backed	121.4	1.8	0.1	—	132.1	40.9	253.6	42.7
Total	$2,912.0	$84.6	$37.0	$2.0	$801.4	$148.1	$3,750.4	$234.7

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 83.2% of the average book value as of December 31, 2011.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged to creditors, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2011 and 2010.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2011
Six months or less below amortized cost	$1,197.2	$60.1	$46.9	$16.9	256	31
More than six months and twelve months or less below amortized cost	270.3	25.1	13.9	9.1	52	9
More than twelve months below amortized cost	355.6	103.9	26.7	39.9	129	37
Total	$1,823.1	$189.1	$87.5	$65.9	437	77

2010
Six months or less below amortized cost	$3,190.2	$68.6	$98.5	$22.3	491	19
More than six months and twelve months or less below amortized cost	129.3	19.6	8.2	4.6	52	3
More than twelve months below amortized cost	353.5	223.9	23.2	77.9	87	69
Total	$3,673.0	$312.1	$129.9	$104.8	630	91

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged to creditors, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2011 and 2010.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2011
U.S. Treasuries	$—	$—	$—	$—	—	—
U.S. corporate, state and municipalities	717.7	7.9	28.8	2.3	119	3
Foreign	670.5	25.7	31.9	9.6	122	7
Residential mortgage-backed	276.5	98.2	19.0	33.9	119	47
Commercial mortgage-backed	110.1	1.9	5.4	0.4	16	1
Other asset-backed	48.3	55.4	2.4	19.7	61	19
Total	$1,823.1	$189.1	$87.5	$65.9	437	77

2010
U.S. Treasuries	$482.9	$—	$7.3	$—	3	—
U.S. corporate, state and municipalities	1,218.7	43.7	40.2	14.4	188	5
Foreign	1,013.7	11.6	39.6	2.8	137	4
Residential mortgage-backed	599.6	99.3	25.7	31.8	160	47
Commercial mortgage-backed	155.1	64.2	9.5	20.7	19	5
Other asset-backed	203.0	93.3	7.6	35.1	123	30
Total	$3,673.0	$312.1	$129.9	$104.8	630	91

At December 31, 2011, the Company held no fixed maturity with an unrealized capital loss in excess of $10.0.  At December 31, 2010, the Company held 1 fixed maturity with an unrealized capital loss in excess of $10.0.  The unrealized capital loss on this fixed maturity equaled $10.0, or 4.3% of the total unrealized capital losses, as of December 31, 2010.

All investments with fair values less than amortized cost are included in the Company’s other-than-temporary impairment analysis, and impairments were recognized as disclosed in OTTI, which follows this section. After detailed impairment analysis was completed, management determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired, and therefore no further other-than-temporary impairment was necessary.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The following tables identify the Company’s credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding noncredit impairments included in AOCI, by type for the years ended December 31, 2011, 2010, and 2009.

	2011		2010			2009
		No. of			No. of		No. of
	Impairment	Securities	Impairment		Securities	Impairment	Securities
U.S. Treasuries	$—	—	$1.7		1	$156.0	15
Public utilities	—	—	1.3		5	—	—
Other U.S. corporate	20.4	17	5.3		19	47.8	57
Foreign(1)	27.8	50	42.4		20	50.6	42
Residential mortgage-backed	8.2	38	14.8		53	31.6	69
Commercial mortgage-backed	28.2	8	20.5		8	17.7	11
Other asset-backed	22.7	53	58.5		42	43.4	32
Limited partnerships	—	—	1.6		4	17.6	17
Equity securities	—	—	—	*	1	19.5	9
Mortgage loans on real estate	—	—	1.0		1	10.3	4
Total	$107.3	166	$147.1		154	$394.5	256

*                 Less than $0.1.

(1)         Primarily U.S. dollar denominated.

The above tables include $17.6, $48.4, and $112.2 for the years ended December 31, 2011, 2010, and 2009, respectively, in other-than-temporary write-downs related to credit impairments, which are recognized in earnings. The remaining $89.7, $98.7, and $282.3, in write-downs for the years ended December 31, 2011, 2010, and 2009, respectively, are related to intent impairments.

The following tables summarize these intent impairments, which are also recognized in earnings, by type for the years ended December 31, 2011, 2010, and 2009.

	2011		2010		2009
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$—	—	$1.7	1	$156.0	15
Public utilities	—	—	1.4	5	—	—
Other U.S. corporate	20.4	17	5.3	19	35.9	42
Foreign(1)	23.7	46	28.5	15	48.7	41
Residential mortgage-backed	1.6	7	8.6	18	2.4	1
Commercial mortgage-backed	22.9	8	16.2	6	17.7	11
Other asset-backed	21.1	50	37.0	26	21.6	10
Total	$89.7	128	$98.7	90	$282.3	120

(1)         Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

The fair value of fixed maturities with other-than-temporary impairments as of December 31, 2011, 2010, and 2009 was $1.9 billion, $2.0 billion, and $3.0 billion, respectively.

The following tables identify the amount of credit impairments on fixed maturities for the years ended December 31, 2011, 2010, and 2009, for which a portion of the OTTI was recognized in AOCI, and the corresponding changes in such amounts.

	2011	2010	2009
Balance at January 1	$50.7	$46.0	$—
Implementation of OTTI guidance included in ASC Topic 320(1)	—	—	25.1
Additional credit impairments:
On securities not previously impaired	0.9	12.0	13.6
On securities previously impaired	6.7	11.7	8.8
Reductions:
Intent Impairments	(8.7)	(5.9)	—
Securities sold, matured, prepaid or paid down	(30.2)	(13.1)	(1.5)
Balance at December 31	$19.4	$50.7	$46.0

(1)         Represents credit losses remaining in Retained earnings related to the adoption of new guidance on OTTI, included in ASC Topic 320, on April 1, 2009.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Fixed maturities	$1,224.2	$1,182.4	$1,125.7
Equity securities, available-for-sale	13.6	15.3	15.4
Mortgage loans on real estate	118.1	104.0	113.4
Real estate	—	—	6.6
Policy loans	13.7	13.3	13.7
Short-term investments and cash equivalents	0.8	0.8	2.4
Limited partnerships/corporations	84.2	56.4	(7.2)
Other	11.3	11.6	11.9
Gross investment income	1,465.9	1,383.8	1,281.9
Less: investment expenses	45.0	41.5	39.8
Net investment income	$1,420.9	$1,342.3	$1,242.1

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to credit-related and intent-related other-than-temporary impairment of investments and changes in fair value of fixed maturities accounted for using the fair value option and derivatives. The cost of the investments on disposal is generally determined based on first-in-first-out (“FIFO”) methodology. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Fixed maturities, available-for-sale, including securities pledged	$112.6	$38.7	$(15.1)
Fixed maturities, at fair value using the fair value option	(60.6)	(39.2)	57.0
Equity securities, available-for-sale	7.4	4.1	(2.9)
Derivatives	(59.4)	(36.6)	(267.6)
Other investments	0.3	4.9	(16.9)
Net realized capital gains (losses)	$0.3	$(28.1)	$(245.5)
After-tax net realized capital gains (losses)	$0.2	$1.5	$(67.4)

Proceeds from the sale of fixed maturities and equity securities and the related gross realized gains and losses were as follows for the periods ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Proceeds on sales	$5,596.3	$5,312.9	$4,674.6
Gross gains	249.0	213.6	228.5
Gross losses	33.6	27.8	87.4

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

3.             Financial Instruments

The following tables present the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010.

	2011
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$1,180.3	$51.3	$—	$1,231.6
U.S. government agencies and authorities	—	410.7	—	410.7
U.S. corporate, state and municipalities	—	8,883.5	129.1	9,012.6
Foreign	—	4,937.0	51.1	4,988.1
Residential mortgage-backed securities	—	2,146.9	41.0	2,187.9
Commercial mortgage-backed securities	—	911.3	—	911.3
Other asset-backed securities	—	411.1	27.7	438.8
Equity securities, available-for-sale	125.9	—	19.0	144.9
Derivatives:
Interest rate contracts	5.7	496.8	—	502.5
Foreign exchange contracts	—	0.7	—	0.7
Credit contracts	—	2.6	—	2.6
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	953.9	4.8	—	958.7
Assets held in separate accounts	40,556.8	4,722.3	16.1	45,295.2
Total	$42,822.6	$22,979.0	$284.0	$66,085.6

Liabilities:
Product guarantees	$—	$—	$221.0	$221.0
Fixed Indexed Annuities	—	—	16.3	16.3
Derivatives:
Interest rate contracts	—	306.4	—	306.4
Foreign exchange contracts	—	32.4	—	32.4
Credit contracts	—	8.6	12.6	21.2
Total	$—	$347.4	$249.9	$597.3

(1)         Level 3 net assets and liabilities accounted for 0.1% of total net assets and liabilities measured at fair value on a recurring basis.  Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 0.1%.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	2010
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$646.1	$68.3	$—	$714.4
U.S. government agencies and authorities	—	582.6	—	582.6
U.S. corporate, state and municipalities	—	7,372.7	11.2	7,383.9
Foreign	—	4,762.1	11.4	4,773.5
Residential mortgage-backed securities	—	2,102.9	252.5	2,355.4
Commercial mortgage-backed securities	—	1,029.6	—	1,029.6
Other asset-backed securities	—	341.1	247.7	588.8
Equity securities, available-for-sale	172.9	—	27.7	200.6
Derivatives:
Interest rate contracts	3.5	223.3	—	226.8
Foreign exchange contracts	—	0.7	—	0.7
Credit contracts	—	6.7	—	6.7
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	1,128.8	—	—	1,128.8
Assets held in separate accounts	42,337.4	4,129.4	22.3	46,489.1
Total	$44,288.7	$20,619.4	$572.8	$65,480.9

Liabilities:
Product guarantees	$—	$—	$3.0	$3.0
Fixed Indexed Annuities	—	—	5.6	5.6
Derivatives:
Interest rate contracts	0.1	227.0	—	227.1
Foreign exchange contracts	—	38.5	—	38.5
Credit contracts	—	1.1	13.6	14.7
Total	$0.1	$266.6	$22.2	$288.9

(1)   Level 3 net assets and liabilities accounted for 0.8% of total net assets and liabilities measured at fair value on a recurring basis.  Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 2.8%.

Transfers in and out of Level 1 and 2

There were no transfers between Level 1 and Level 2 for the year ended December 31, 2011.

During 2010, certain U.S. Treasury securities valued by commercial pricing services where prices are derived using market observable inputs have been transferred from Level 1 to Level 2.  These securities for the year ended December 31, 2010, include U.S. Treasury strips of $60.6 in which prices are modeled incorporating a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. The

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Valuation of Financial Assets and Liabilities

As described below, certain assets and liabilities are measured at estimated fair value on the Company’s Consolidated Balance Sheets. In addition, further disclosure of estimated fair values is included in this Financial Instruments note. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement which is determined based on a hypothetical transaction at the measurement date, from a market participant’s perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from the third party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2011 and 2010, except for the Company’s use of commercial pricing services to value certain CMOs

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

which commenced in the first quarter of 2010. Certain CMOs were previously valued using an average of broker quotes when more than one broker quote is provided.

The following valuation methods and assumptions were used by the Company in estimating reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets.  Assets in this category would primarily include certain U.S. Treasury securities.  The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values.  These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data and are classified as Level 2 assets.  This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities, CMBS, and RMBS, including certain CMO assets and subprime RMBS.  During the first quarter of 2011, the market for subprime RMBS had been determined to be active, and as such, these securities are now included in Level 2 of the valuation hierarchy.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2011, $194.9 and $14.7 billion of a total of $19.2 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. For certain CMO assets, the average of several broker quotes may be used when multiple quotes are available. The internal valuation committee then reviews all prices for the instrument

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

again, along with information from the review, to determine which price best represents “exit price” for the instrument.

Fair values of privately placed bonds are primarily determined using a matrix-based pricing model and are classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.  Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. In addition, certain privately placed bonds are valued using broker quotes and internal pricing models and are classified as Level 3 assets. The Company’s internal pricing models utilize the Company’s best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the models include, but are not limited to, current market inputs, such as credit loss assumptions, assumed prepayment speeds and business performance.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The fair values for cash equivalents and certain short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities.  Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s 500 Index prices, and London Interbank Offered Rates, or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company’s own credit risk is also considered and incorporated in the Company’s valuation process. Valuations for the Company’s futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

participants, which have been classified as Level 3.  All other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Product guarantees: The Company records product guarantees for annuity contracts containing guaranteed credited rates in accordance with ASC 815.  The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value.  The fair value of the obligation is calculated based on the income approach as described in ASC 820.  The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts.  The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions.  These derivatives are classified as Level 3 liabilities. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by U.S. GAAP.  Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment.  The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1.  Bond valuations are obtained from third party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for Fixed maturities.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2011.

	December 31, 2011
												Change in
	Fair Value	Total realized/unrealized							Transfers	Transfers	Fair Value	unrealized gains
	as of	gains (losses) included in:							in to	out of	as of	(losses) included
	January 1	Net income		OCI	Purchases	Issuances	Sales	Settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$11.2	$(0.3)		$6.7	$19.0	$—	$—	$(43.3)	$135.8	$—	$129.1	$(0.3)
Foreign	11.4	0.5		—	30.9	—	(19.7)	(1.5)	29.9	(0.4)	51.1	(0.8)
Residential mortgage-backed securities	252.5	(3.0)		1.7	57.1	—	(38.5)	(8.1)	5.3	(226.0)	41.0	(0.9)
Other asset-backed securities	247.7	(26.8)		15.8	—	—	(119.7)	(8.7)	—	(80.6)	27.7	(3.5)
Total fixed maturities, including securities pledged	522.8	(29.6)		24.2	107.0	—	(177.9)	(61.6)	171.0	(307.0)	248.9	(5.5)

Equity securities, available for sale	27.7	0.1		0.1	4.3	—	(4.2)	—	—	(9.0)	19.0	—

Derivatives, net	(13.6)	0.8		—	0.2	—	—	—	—	—	(12.6)	0.6

Product guarantees	(3.0)	(212.5	)(1)	—	(5.5)	—	—	—	—	—	(221.0)	—

Fixed Indexed Annuities	(5.6)	(3.6	)(1)	—	(7.1)	—	—	—	—	—	(16.3)	—

Separate Accounts	22.3	—		—	9.8	—	(3.4)	—	—	(12.6)	16.1	0.1

(1)          This amount is included in Interest credited and other benefits to contract owners on the Consolidated Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

(2)          The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

(3)          For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2010.

	December 31, 2010
								Change in
	Fair Value	Total realized/unrealized		Purchases,	Transfers	Transfers	Fair Value	unrealized gains
	as of	gains (losses) included in:		issuances, and	in to	out of	as of	(losses) included
	January 1	Net income	OCI	settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$—	$—	$—	$—	$11.2	$—	$11.2	$—
Foreign	—	0.1	0.6	2.7	8.0	—	11.4	—
Residential mortgage-backed securities	1,237.9	(23.6)	4.3	62.5	0.6	(1,029.2)	252.5	(26.3)
Other asset-backed securities	188.8	(59.4)	93.3	(20.2)	45.2	—	247.7	(59.3)
Total fixed maturities, including securities pledged	1,426.7	(82.9)	98.2	45.0	65.0	(1,029.2)	522.8	(85.6)

Equity securities, available for sale	39.8	(0.4)	0.6	13.8	—	(26.1)	27.7	—

Derivatives, net	(48.3)	0.3	—	34.4	—	—	(13.6)	1.8

Product guarantees	(6.0)	9.0 (1)	—	(6.0)	—	—	(3.0)	—

Fixed Indexed Annuities	—	0.3 (1)	—	(5.9)	—	—	(5.6)	—

Separate Accounts	56.3	5.8	—	(57.7)	17.9	—	22.3	1.0

(1)          This amount is included in Interest credited and other benefits to contract owners on the Consolidated Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

(2)          The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

(3)          For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The transfers out of Level 3 during the year ended December 31, 2011 in Fixed maturities, including securities pledged, are primarily due to the Company’s determination that the market for subprime RMBS securities has become active.  While the valuation methodology has not changed, the Company has concluded that the frequency of transactions in the market for subprime RMBS securities represent regularly occurring market transactions and therefore are now classified as Level 2.  The transfers out of Level 3 during the year ended December 31, 2010 in Fixed maturities, including securities pledged, are primarily due to an increased utilization of vendor valuations for certain CMO assets.

The remaining transfers in and out of Level 3 for fixed maturities, equity securities and separate accounts during the years ended December 31, 2011 and 2010 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2011 and 2010.

	2011		2010
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale, including securities pledged	$18,669.1	$18,669.1	$16,974.8	$16,974.8
Fixed maturities, at fair value using the fair value option	511.9	511.9	453.4	453.4
Equity securities, available-for-sale	144.9	144.9	200.6	200.6
Mortgage loans on real estate	2,373.5	2,423.1	1,842.8	1,894.8
Loan-Dutch State obligation	417.0	421.9	539.4	518.7
Policy loans	245.9	245.9	253.0	253.0
Limited partnerships/corporations	510.6	510.6	463.5	493.8
Cash, cash equivalents, short-term investments, and short-term investments under securities loan agreement	958.7	958.7	1,128.8	1,128.8
Derivatives	505.8	505.8	234.2	234.2
Notes receivable from affiliates	175.0	165.2	175.0	177.0
Assets held in separate accounts	45,295.2	45,295.2	46,489.1	46,489.1
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,222.4	1,369.1	1,313.2	1,311.5
Without a fixed maturity	18,410.3	21,739.8	16,902.6	16,971.6
Product guarantees	221.0	221.0	3.0	3.0
Fixed Indexed Annuities	16.3	16.3	5.6	5.6
Derivatives	360.0	360.0	280.3	280.3

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments which are not carried at fair value on the Consolidated Balance Sheets, and therefore not categorized in the fair value hierarchy:

Limited partnerships/corporations: The fair value for these investments, primarily private equity fund of funds and hedge funds, is estimated based on the Net Asset Value (“NAV”) as provided by the investee.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing discounted cash flows from the Dutch Strip Yield Curve.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans.  Policy loans are fully collateralized by the account value of the associated insurance contracts.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, which are market risk-free rates augmented by credit spreads on current Company credit default swaps.  The augmentation is present to account for non-performance risk. A margin for non-financial risks associated with the contracts is also included.

Without a fixed maturity: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities relevant to both the contract holder and to the Company. Here, the stochastic valuation scenario set is consistent with current market parameters, and discount is taken using stochastically evolving short risk-free rates in the scenarios augmented by credit spreads on current Company debt. The augmentation in the discount is present to account for non-performance risk. Margins for non-financial risks associated with the contract liabilities are also included.

Notes receivable from affiliates: Estimated fair value of the Company’s notes receivable from affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Mortgage Loans on Real Estate

The Company’s mortgage loans on real estate are summarized as follows at December 31, 2011 and 2010.

	2011	2010
Total commercial mortgage loans	$2,374.8	$1,844.1
Collective valuation allowance	(1.3)	(1.3)

Total net commercial mortgage loans	$2,373.5	$1,842.8

As of December 31, 2011, all commercial mortgage loans are held-for-investment.  The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk.  The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan-specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items.  This review ensures properties are performing at a consistent and acceptable level to secure the debt.

The Company has established a collective valuation allowance for probable incurred, but not specifically identified, losses related to factors inherent in the lending process.  The collective valuation allowance is determined based on historical loss rates as adjusted by current economic information for all loans that are not determined to have an individually-assessed loss.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The changes in the collective valuation allowance were as follows for the years ended December 31, 2011 and 2010.

	2011	2010
Collective valuation allowance for losses, beginning of year	$1.3	$2.0
Addition to / (release of) allowance for losses	—	(0.7)

Collective valuation allowance for losses, end of year	$1.3	$1.3

The commercial mortgage loan portfolio is the recorded investment, prior to collective valuation allowances, by the indicated loan-to-value ratio and debt service coverage ratio, as reflected in the following tables at December 31, 2011 and 2010.

	2011(1)	2010(1)
Loan-to-Value Ratio:
0% - 50%	$552.4	$536.4
50% - 60%	771.5	564.6
60% - 70%	908.2	610.1
70% - 80%	125.2	113.9
80% - 90%	17.5	19.1
Total Commercial Mortgage Loans	$2,374.8	$1,844.1

(1)         Balances do not include allowance for mortgage loan credit losses.

	2011(1)	2010(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$1,600.1	$1,270.0
1.25x - 1.5x	408.1	182.1
1.0x - 1.25x	286.7	191.8
Less than 1.0x	79.9	137.4
Mortgages secured by loans on land or construction loans	—	62.8
Total Commercial Mortgage Loans	$2,374.8	$1,844.1

(1)         Balances do not include allowance for mortgage loan credit losses.

The Company believes it has a high quality mortgage loan portfolio with substantially all of commercial mortgages classified as performing.  The Company defines delinquent commercial mortgage loans consistent with industry practice as 60 days past due.  There were no impairments taken on the mortgage loan portfolio for the year ended December 31, 2011. As of December 31, 2010 and 2009, there was a $1.0 and $10.3 impairment taken on the mortgage loan portfolio, respectively. As of December 31, 2011, all mortgage loans in the Company’s portfolio were current with respect to principal and interest. The Company’s policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until past due payments are brought current.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Due to challenges that the economy presents to the commercial mortgage market, effective with the third quarter of 2009, the Company recorded an allowance for probable incurred, but not specifically identified, losses related to factors inherent in the lending process.  At December 31, 2011 and 2010, the Company had a $1.3 allowance for mortgage loan credit losses.

All commercial mortgages are evaluated for the purpose of quantifying the level of risk.  Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest.  If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

The carrying values and unpaid principal balances (prior to any charge-off) of impaired commercial mortgage loans were as follows for the years ended December 31, 2011 and 2010.

	2011	2010

Impaired loans without valuation allowances	$5.8	$9.5

Unpaid principal balance of impaired loans	$7.3	$12.0

The following is information regarding impaired loans, restructured loans, loans 90 days or more past due and loans in the process of foreclosure for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009

Impaired loans, average investment during the period	$7.7	$15.3	$10.5
Interest income recognized on impaired loans, on an accrual basis	0.6	0.9	0.6
Interest income recognized on impaired loans, on a cash basis	0.6	1.0	0.4

Loans in foreclosure, at amortized cost	—	—	5.8

For the years ended December 31, 2011 and 2010, there were no Restructured loans, Interest income recognized on restructured loans, Loans 90 days or more past due, interest no longer accruing, at amortized cost, Loans in foreclosure, at amortized cost, and Unpaid principal balance of loans 90 days or more past due, interest no longer accruing.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Troubled Debt Restructuring

The Company has high quality, well performing portfolios of commercial mortgage loans and private placements.  Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2011, the Company had one private placement troubled debt restructuring with a pre-modification and post-modification carrying value of $13.0 and $12.9, respectively.

During the twelve months ended December 31, 2011, the Company had no loans modified in a troubled debt restructuring with a subsequent payment default.

Derivative Financial Instruments

See the Business, Basis of Presentation and Significant Accounting Policies note to these Consolidated Financial Statements for disclosure regarding the Company’s purpose for entering into derivatives and the policies on valuation and classification of derivatives.  The Company enters into the following derivatives:

Interest rate caps: Interest rate caps are used to manage the interest rate risk in the Company’s fixed maturity portfolio.  Interest rate caps are purchased contracts that are used by the Company to hedge annuity products against rising interest rates.

Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the Company’s fixed maturity portfolio, as well as the Company’s liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly.

Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets.  Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.

Forwards: Certain forwards are acquired to hedge certain CMO assets held by the Company against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on purchased forwards or interest rate rises on sold forwards) or will be required to make a payment (interest rate rises on purchased forwards or interest rate drops on sold forwards).

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The futures income would serve to offset these effects. Futures contracts are also used to hedge against an increase in certain equity indices. Such increases may result in increased payments to contract holders of fixed indexed annuity contracts, and the futures income would serve to offset this increased expense.

Swaptions: Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio. Swaptions are contracts that give the Company the option to enter into an interest rate swap at a specific future date.

Managed Custody Guarantees: The Company issued certain credited rate guarantees on externally managed variable bond funds that represent stand alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates, and credit ratings/spreads.

Embedded derivatives: The Company also has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of December 31, 2011 and 2010.

	2011			2010
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	1,000.0	$173.9	$—	7.2	$0.6	$—
Foreign exchange contracts	—	—	—	7.2	—	0.1
Derivatives: Non-Qualifying for hedge accounting(1)
Interest rate contracts	17,697.7	328.6	306.4	16,737.7	226.2	227.1
Foreign exchange contracts	213.4	0.7	32.4	233.0	0.7	38.4
Equity contracts	—	—	—	3.7	—	—
Credit contracts	548.4	2.6	21.2	641.4	6.7	14.7
Managed custody guarantees(2)	N/A	—	221.0	N/A	—	3.0
Embedded derivatives:
Within retail annuity products(2)	N/A	—	16.3	N/A	—	5.6
Total		$505.8	$597.3		$234.2	$288.9

N/A - Not applicable.

(1)  The fair values are reported in Derivatives or Other liabilities on the Consolidated Balance Sheets.

(2)  The fair values are reported in Future policy benefits and claim reserves on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Derivatives:Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$—	$—	$—
Fair Value hedges:
Interest rate contracts	—	—	—
Derivatives: Non-Qualifying for hedge accounting(1)
Interest rate contracts	(53.4)	(53.4)	(178.8)
Foreign exchange contracts	(0.7)	7.4	(23.3)
Equity contracts	(0.5)	0.5	(49.0)
Credit contracts	(4.8)	8.9	(16.5)
Managed custody guarantees(2)	1.1	4.1	34.0
Embedded derivatives:
Within retail annuity products(2)	(217.2)	5.2	185.4
Total	$(275.5)	$(27.3)	$(48.2)

(1)  Changes in value for effective fair value hedges are recorded in Net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations.

(2)  Changes in value are included in Interest credited and other benefits to contract owners on the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company has International Swaps and Derivatives Association, Inc. (“ISDA”) agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets and is reinvested in short-term investments.  Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract. At December 31, 2011, the fair value of credit default swaps of $2.6 and $21.2 was included in Derivatives and Other liabilities,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

respectively, on the Consolidated Balance Sheets. At December 31, 2010, the fair value of credit default swaps of $6.7 and $14.7 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2011 and 2010, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $518.3 and $625.6, respectively.

4.                                      Deferred Policy Acquisition Costs and Value of Business Acquired

Beginning in the first quarter of 2011, the Company implemented a reversion to the mean technique of estimating its short-term equity market return assumptions. This change in estimate was applied prospectively in first quarter 2011. The reversion to the mean technique is a common industry practice in which DAC and VOBA unlocking for short-term equity returns only occurs if equity market performance falls outside established parameters.

Activity within DAC was as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Balance at January 1	$896.9	$848.2	$1,021.3
Deferrals of commissions and expenses	152.3	142.2	108.2
Amortization:
Amortization	(179.0)	(77.0)	(39.3)
Interest accrued at 4% to 7%	69.5	64.6	58.0
Net amortization included in Consolidated Statements of Operations	(109.5)	(12.4)	18.7
Change in unrealized capital gains/losses on available-for-sale securities	(177.5)	(81.1)	(300.0)
Balance at December 31	$762.2	$896.9	$848.2

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Balance at January 1	$842.5	$1,045.1	$1,676.7
Deferrals of commissions and expenses	11.4	23.6	40.4
Amortization:
Amortization	(123.9)	(8.7)	(170.5)
Interest accrued at 4% to 7%	78.0	74.3	72.2
Net amortization included in Consolidated Statements of Operations	(45.9)	65.6	(98.3)
Change in unrealized capital gains/losses on available-for-sale securities	(162.5)	(291.8)	(573.7)
Balance at December 31	$645.5	$842.5	$1,045.1

The estimated amount of VOBA amortization expense, net of interest, is $42.4, $56.4, $55.5, $56.0, and $55.1, for the years 2012, 2013, 2014, 2015, and 2016, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

5.                                      Capital Contributions, Dividends and Statutory Information

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of ILIAC’s earned statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.  Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2011, ILIAC did not pay any dividends on its common stock to its Parent.  During the year ended December 31, 2010, ILIAC paid a $203.0 dividend on its common stock to its Parent.  During the year ended December 31, 2009, ILIAC did not pay any dividends on its common stock to its Parent. On December 22, 2011 and October 30, 2010, IFA paid a $65.0 and $60.0, respectively, dividend to ILIAC, its parent, which was eliminated in consolidation.

During the year ended December 31, 2011, ILIAC received capital contributions of $201.0 in the aggregate from its Parent. During the year ended December 31, 2010, ILIAC did not receive any capital contributions from is Parent. On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of EUR 10 billion.  On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING AIH, of which $365.0 was contributed to the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company.  The contribution was comprised of the proceeds from the investment by the Dutch State and the redistribution of currently existing capital within ING.

The State of Connecticut Insurance Department (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States.  Statutory net income (loss) was $194.4, $66.0, and $271.6,  for the years ended December 31, 2011, 2010, and 2009, respectively.  Statutory capital and surplus was $1.9 billion and $1.7 billion as of December 31, 2011 and 2010, respectively.  As specifically prescribed by statutory accounting practices, statutory surplus as of December 31, 2010 included the impact of the $150.0 capital contribution received by ILIAC from its Parent on February 18, 2011.

Effective for December 31, 2009, the Company adopted Actuarial Guideline 43, Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”). The NAIC replaced the existing formula-based reserve standard methodology (AG34, Death Benefits and AG39, Living Benefits) with a stochastic principles-based methodology (AG43) for determining reserves for all individual variable annuity contracts with and without guaranteed benefits and all group annuity contracts with guarantees issued on or after January 1, 1981. Variable payout annuity contracts are also subject to AG43. There is no cumulative effect of adopting AG43. Reserves calculated using AG43 were higher than reserves calculated under AG34 and AG39 by $69.1 at December 31, 2010. Where the application of AG43 produces higher reserves than the Company had otherwise established under AG43 and AG39, the Company may request a grade-in period, not to exceed three years, from the domiciliary commissioner. The grading shall be done only on reserves on the contracts in-force as of the current year. The reserves under the old basis and the new basis shall be compared each year with two-thirds of the difference subtracted from the reserve under the new basis at December 31, 2009 and one-third of the difference subtracted from the new basis at December 31, 2010 and the remaining third recorded in 2011.  The Company did elect the grade-in provision.  The reserves at December 31, 2011 reflect the full impact of adoption of AG43.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes, for its statutory basis of accounting. This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement.  If the Company’s risk-based capital (“RBC”) levels, after reflecting the above limitation, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement to 15%.  Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50%) that some portion of or all of the gross deferred tax assets will not be realized.  To temper this positive RBC impact, and as a temporary measure at December 31, 2009 only, a 5% pre-tax RBC charge was required to be applied to the additional admitted deferred tax assets generated by SSAP 10R.  The adoption for 2009 had a December 31, 2009 sunset; however, during 2010, the 2009 adoption, including the 5% pre-tax RBC charge, was extended through December 31, 2011.  The effects on the Company’s statutory financial statements of adopting this change in accounting principle were increases to total assets and capital and surplus of $86.7 and $68.9 as of December 31, 2011 and 2010, respectively.  This adoption had no impact on total liabilities or net income.

6.                                      Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2011, the account value for the separate account contracts with guaranteed minimum benefits was $7.9 billion. The additional liability recognized related to minimum guarantees was $5.4. As of December 31, 2010, the account value for the separate account contracts with guaranteed minimum benefits was $6.1 billion. The additional liability recognized related to minimum guarantees was $4.4.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2011 and 2010, was $7.9 billion and $6.1 billion, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

7.                                      Income Taxes

Income tax expense (benefit) consisted of the following for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Current tax expense (benefit):
Federal	$60.3	$73.2	$27.5
State	—	—	(0.9)
Total current tax expense	60.3	73.2	26.6
Deferred tax expense (benefit):
Federal	(56.5)	67.6	23.0
Total deferred tax expense (benefit)	(56.5)	67.6	23.0
Total income tax expense	$3.8	$140.8	$49.6

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Income before income taxes	$340.4	$577.7	$403.5
Tax rate	35.0%	35.0%	35.0%
Income tax expense at federal statutory rate	119.1	202.2	141.2
Tax effect of:
Dividend received deduction	(37.0)	(23.3)	(2.6)
Tax valuation allowance	(87.0)	(13.7)	(92.2)
State audit settlement	—	—	(1.2)
IRS audit settlement	3.7	(26.8)	(0.1)
State tax expense	—	0.6	0.1
Other	5.0	1.8	4.4
Income tax expense	$3.8	$140.8	$49.6

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2011 and 2010, are presented below.

	2011	2010
Deferred tax assets:
Insurance reserves	$269.6	$187.1
Investments	89.2	112.5
Postemployment benefits	97.1	83.7
Compensation	22.9	45.9
Other	22.5	22.1
Total gross assets before valuation allowance	501.3	451.3
Less: valuation allowance	(11.1)	(120.1)
Assets, net of valuation allowance	490.2	331.2
Deferred tax liabilities:
Net unrealized gain	(288.2)	(71.9)
Value of business acquired	(398.4)	(410.5)
Deferred policy acquisition costs	(326.5)	(315.7)
Total gross liabilities	(1,013.1)	(798.1)
Net deferred income tax liability	$(522.9)	$(466.9)

Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. At December 31, 2011, the Company did not have a tax valuation allowance related to realized and unrealized capital losses. At December 31, 2010, the Company had a tax valuation allowance of $109.0 related to realized and unrealized capital losses.  As of December 31, 2011 and 2010, the Company had full tax valuation allowances of $11.1 related to foreign tax credits, the benefit of which is uncertain.  The change in net unrealized capital gains (losses) includes an increase (decrease) in the tax valuation allowance of $(22.0), $(68.7), and $(38.3) for the years ended December 31, 2011, 2010, and 2009, respectively.

Tax Sharing Agreement

The Company had a payable to ING AIH of $1.3 and $49.3 for federal income taxes as of December 31, 2011 and 2010, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company’s operations are included in the consolidated tax return of ING AIH.  Generally, the Company’s consolidated financial statements recognize the current and deferred income tax consequences that result from the Company’s activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of ING AIH’s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

sharing agreement. The Company’s tax sharing agreement with ING AIH states that for each taxable year during which the Company is included in a consolidated federal income tax return with ING AIH, ING AIH will pay to the Company an amount equal to the tax benefit of the Company’s net operating loss carryforwards and capital loss carryforwards generated in such year, without regard to whether such net operating loss carryforwards and capital loss carryforwards are actually utilized in the reduction of the consolidated federal income tax liability for any consolidated taxable year.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended December 31, 2011 and 2010 are as follows:

	2011	2010
Balance at beginning of period	$23.0	$12.8
Additions for tax positions related to prior years	4.5	36.2
Reductions for tax positions related to prior years	(4.5)	(25.8)
Reductions for settlements with taxing authorities	(23.0)	(0.2)

Balance at end of period	$—	$23.0

The Company had no unrecognized tax benefits as of December 31, 2011 and 2010, which would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2011 and 2010. The decrease during the tax period ended December 31, 2011 is primarily related to the settlement of the 2009 federal audit.

Tax Regulatory Matters

In March 2011, the Internal Revenue Service (“IRS”) completed its examination of the Company’s returns through tax year 2009.  In the provision for the year ended December 31, 2011, the Company reflected an increase in the tax expense based on the results of the IRS examination and monitoring the activities of the IRS with respect to certain issues with other taxpayers and the merits of the Company’s position.

The Company is currently under audit by the IRS for tax years 2010 through 2012, and it is expected that the examination of tax year 2010 will be finalized within the next twelve months.  The Company and the IRS have agreed to participate in the Compliance Assurance Program (“CAP”) for the tax years 2010 through 2012.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

8.                                      Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan was amended and restated effective January 1, 2008.  The Retirement Plan was also amended on July 1, 2008, related to the admission of the employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America filed a request for a determination letter on the qualified status of the Retirement Plan, but has not yet received a favorable determination letter. Additionally, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the Company on or after January 1, 2009, would not be eligible to participate in the Retirement Plan.

Beginning January 1, 2012, the Retirement Plan will use a cash balance pension formula instead of a final average pay (“FAP”) formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible pay. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash balance benefit is portable; participants can take it when they leave the Company’s employ. For participants in the Retirement Plan as of December 31, 2011, there will be a two-year transition period from the Retirement Plan’s current FAP formula to the cash balance pension formula. Due to ASC Topic 715 requirements, the accounting impact of the change in the Retirement Plan was recognized upon Board approval November 10, 2011. This change had no material impact on the Consolidated Financial Statements.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan earns a benefit under a FAP formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $24.6, $27.2, and $22.3 for the years ended December 31, 2011, 2010, and 2009, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria.  The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective January 1, 2008 and subsequently amended on July 1, 2008, with respect to the admission of employees from the acquisition of CitiStreet by Lion. The Savings Plan was most recently amended effective January 1, 2011 to permit Roth 401(k) contributions to be made to the Plan. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $9.8, $10.7, and $8.9, for the years ended December 31, 2011, 2010, and 2009, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants begin accruing benefits under ING North America SERPs.  Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective December 31, 2011, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2011 and 2010.

	2011	2010
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$96.8	$90.2
Interest cost	5.0	5.1
Benefits paid	(8.4)	(10.1)
Actuarial gain on obligation	18.4	11.6
Plan adjustments	(8.8)	—
Curtailments or settlements	(4.3)	—
Projected benefit obligation, December 31	$98.7	$96.8

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$—	$—

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Amounts recognized in the Consolidated Balance Sheets consist of:

	2011	2010
Accrued benefit cost	$(98.7)	$(96.8)
Accumulated other comprehensive income	34.0	30.0

Net amount recognized	$(64.7)	$(66.8)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2011 and 2010 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2011	2010
Discount rate at end of period	4.75%	5.50%
Rate of compensation increase	3.00%	3.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 4.75% was the appropriate discount rate as of December 31, 2011, to calculate the Company’s accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2011	2010	2009
Discount rate	5.50%	6.00%	6.00%
Rate of increase in compensation levels	3.00%	3.00%	1.50%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2011, 2010, and 2009, were as follows:

	2011	2010	2009
Interest cost	$5.0	$5.1	$5.3
Net actuarial loss recognized in the year	3.4	2.6	2.1
Unrecognized past service cost recognized in the year	—	0.1	0.1
The effect of any curtailment or settlement	2.2	—	0.1
Net periodic benefit cost	$10.6	$7.8	$7.6

Cash Flows

In 2012, the employer is expected to contribute $8.8 to the SERPs and Agents Non-Qualified Plan.  Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2012 through 2016, and thereafter through 2021, are estimated to be $8.8, $7.9, $6.9, $5.7, $5.3, and $26.5, respectively.

Stock Option and Share Plans

Through 2010, ING sponsored the ING Group Long-Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Executive Board with options and/or performance shares.  The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement.  Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service.  Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

sufficient shares to satisfy the participant’s tax obligation.  The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

Awards of performance shares may also be made under leo.  Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares.  Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date.  Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target.  Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement.  If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo).  Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

Commencing in 2011, ING introduced a new long-term equity and deferred bonus plan, the Long-Term Sustainable Performance Plan (“LSPP”).  The terms applicable to an award under the LSPP will be set out in a grant agreement which is signed by the participant when he or she accepts the award.  The LSPP will provide employees of the Company who are selected by the ING Executive Board with performance shares and will also require deferral of discretionary incentive bonus awards in excess of EUR 100,000.  The performance shares awarded under the LSPP will be a contingent grant of ING ADR units and on settlement, the participant will have the right to either receive ING ADR units in kind or a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the settlement date times the number of vested ADR units, subject to achievement during the vesting period of performance targets based on return of equity and employee engagement. The excess bonus amount will be held in deferred ING ADR units or in a deferred cash account, or some combination thereof, depending on the total amount of the incentive bonus award, generally subject to vesting in three equal tranches over the three year period commencing on the date of incentive bonus payment.  Unlike the leo plan, no options on ING shares in the form of ADRs will be granted under the LSPP.  To vest in performance shares, deferred shares or deferred cash, an employee must generally be actively employed on the settlement date, although immediate full and partial vesting in the event of normal age or early retirement,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

death or disability, or termination due to redundancy or business divestiture will occur, similar to the vesting treatment in the leo plan.

The Company was allocated from ING compensation expense for the leo options, leo performance shares and LSPP of $5.1, $3.4, and $3.7 for the years ended December 31, 2011, 2010, and 2009, respectively, primarily related to leo.

The Company recognized tax benefits of $0.8, $0.7, and $0.1 in 2011, 2010, and 2009, respectively, and $0.3 , $0.1, and $0.1, respectively, are related to leo.

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

•                              The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay. A request for a determination letter on the qualified status of the ING 401(k) Plan for ILIAC Agents was filed with the IRS on January 1, 2008. A favorable determination letter was received dated January 5, 2011.

•                              The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

•                              The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

•                              Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

•                              The ING Americas Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.

•                              The ING Americas Deferred Compensation Savings Plan, which is a deferred compensation plan that includes a 401(k) excess component.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2011, 2010, and 2009, were $9.9, $11.9, and $12.1, respectively.

9.                                      Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

•                              Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management.  For the years ended December 31, 2011, 2010, and 2009, expenses were incurred in the amounts of $22.8, $23.7, and $35.9, respectively.

•                              Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2011, 2010, and 2009, expenses were incurred in the amounts of $180.6, $209.7, and $140.2, respectively.

•                              Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2011, 2010, and 2009, net expenses related to the agreement were incurred in the amount of $29.8, $53.3, and $26.3, respectively.

•                              Service agreement with ING Institutional Plan Services, LLC (“IIPS”) effective November 30, 2008 pursuant to which IIPS provides recordkeeper services to certain benefit plan clients of ILIAC.  For the years ended December 31, 2011, 2010, and 2009, ILIAC’s net earnings related to the agreement were in the amount of $8.4, $2.2, and $7.8, respectively.

•                              Intercompany agreement with IIM pursuant to which IIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company’s variable insurance products.  For the years ended December 31, 2011 and 2010, revenue under the IIM intercompany agreement was $24.7 and $24.1, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.  Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly-owned subsidiary of its Parent.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

•                              Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products.  In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2011, 2010, and 2009, commissions were collected in the amount of $218.3, $220.0, and $275.3.  Such commissions are, in turn, paid to broker-dealers.

•                              Intercompany agreements with each of ING USA, IIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the “Contracting Party”) pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contacting Party.  For the year ended December 31, 2011 and 2010, expenses were incurred under these intercompany agreements in the aggregate amount of $207.9 and $204.5, respectively.

•                              Prior to January 1, 2010, DSL was a party to a service agreement with ING USA pursuant to which ING USA provided DSL with managerial and supervisory services in exchange for a fee.  This service agreement was terminated as of January 1, 2010.  For the year ended December 31, 2009, expenses were incurred under this service agreement in the amount of $123.2.

•                              Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee.  For the years ended December 31, 2011, 2010, and 2009, expenses were incurred under this service agreement in the amount of $3.2, $3.3, and $1.2, respectively.

•                              Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2011, 2010, and 2009, expenses were incurred in the amounts of $23.3, $19.8, and $12.5, respectively.

Investment Advisory and Other Fees

Effective January 1, 2007, ILIAC’s investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”), was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $103.2, $246.1, and $212.3, (excludes fees paid to ING Investment Management Co.) in 2011, 2010, and 2009, respectively.

DSL has been retained by ING Investors Trust (“IIT”), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to IIT. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of IIT. DSL earns a monthly fee based on a percentage of average daily net assets of IIT. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to IIT and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of ING Partners, Inc. (the “Fund”), an affiliate. DSL and the Fund have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for the Fund. The Fund pays DSL a monthly fee, net of sub advisory fees, which is based on a percentage of average daily net assets. For the years ended December 31, 2011, 2010, and 2009, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $323.2, $314.3, and $270.0, respectively. At December 31, 2011 and 2010, DSL had $22.9 and $25.1, respectively, receivable from IIT under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2016, either party can borrow from the other up to 3.0% of the Company’s statutory admitted assets as of the preceding December 31.  Interest on any Company borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%.  Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred an immaterial amount of interest expense for the years ended December 31, 2011, 2010, and 2001, and earned interest income of $1.3, $0.9, and $1.0, for the years ended December 31, 2011, 2010, and 2009, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. As of December 31, 2011 and 2010, the Company had an outstanding receivable of $648.0 and $304.1, respectively, with ING AIH under the reciprocal loan agreement.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for each of the years ended December 31, 2011, 2010, and 2009.

Illiquid Assets Back-Up Facility

In the first quarter of 2009, ING reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on the Illiquid Assets Back-Up Facility (the “Back-Up Facility”) covering 80% of ING’s Alt-A RMBS.  Under the terms of the Back-Up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING U.S. insurance with a book value of $36.0 billion, including book value of $802.5 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”).  As a result of the risk transfer, the Dutch State participates in 80% of any results of the ING Alt-A RMBS portfolio.  The risk transfer to the Dutch State took place at a discount of approximately 10% of par value.  In addition, under the Back-Up Facility, other fees were paid both by the Company and the Dutch State.  Each ING company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio.  The ING-Dutch State Transaction closed on March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company conveyed to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”).  Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

made with respect to the 80% participation interest in the Company’s Designated Securities Portfolio.  The Dutch State payment obligation to the Company under the Company Back-Up Facility is accounted for as a loan receivable for U.S. GAAP and is reported in Loan - Dutch State obligation on the Consolidated Balance Sheets.

Upon the closing of the transaction on March 31, 2009, the Company recognized a gain of $206.2, which was reported in Net realized capital losses on the Consolidated Statements of Operations.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which had a book value of $4.2 was sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”).  Immediately thereafter, Lion II sold to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp included such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State.  The Step 1 Cash Transfer closed on March 31, 2009, and the Company recognized a gain of $0.3 contemporaneous with the closing of the ING-Dutch State Transaction, which was reported in Net realized capital losses on the Consolidated Statements of Operations.

As part of the final restructuring plan submitted to the EC in connection with its review of the Dutch state aid to ING (the “Restructuring Plan”), ING has agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State Transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, remain unaltered and the additional payments are not borne by the Company or any other ING U.S. subsidiaries.

Property and Equipment Sale

During the second quarter of 2009, ING’s U.S. life insurance companies, including the Company, sold a portion of its property and equipment in a sale/leaseback transaction to an affiliate, ING North America.  The fixed assets involved in the sale were capitalized assets generally depreciated over the expected useful lives and software in development. Since the assets were being depreciated using expected useful lives, the current net book value reasonably approximated the current fair value of the assets being transferred. The fixed assets sold to ING North America by the Company totaled $17.4.

Transfer of Registered Representatives

On January 1, 2011, IFA transferred a group of registered representatives and their related customer accounts to its broker-dealer affiliate, ING Financial Partners, Inc. and received $5.0 as consideration for the transfer.  Effective January 1, 2011, IFA operates exclusively as a wholesale broker-dealer.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

10.                               Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting by the Department of Economic and Community Development (“DECD”) loaned ILIAC $9.9 (the “DECD Loan”) in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the “Windsor Property”). The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if ILIAC and its affiliates met certain employment thresholds at the Windsor Property during that period.  On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to ILIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if ILIAC and its ING affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. ILIAC’s obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North America Insurance Corporation.

At both December 31, 2011 and 2010, the amount of the loan outstanding was $4.9, which was reflected in Long-term debt on the Consolidated Balance Sheets.

Also see Financing Agreements in the Related Party Transactions note to these Consolidated Financial Statements.

11.                               Reinsurance

At December 31, 2011, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts.  At December 31, 2011, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers.  The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash.  Under the agreement, the Lincoln subsidiary contractually assumed from the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners.  The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $10.3 and $11.5 were maintained for this contract as of December 31, 2011 and 2010, respectively.

Reinsurance ceded in force for life mortality risks were $16.2 billion and $17.4 billion at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, net receivables were comprised of the following:

	2011	2010
Claims recoverable from reinsurers	$2,276.3	$2,356.0
Reinsured amounts due to reinsurers	(0.3)	0.4
Other	0.3	(0.5)
Total	$2,276.3	$2,355.9

Premiums were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Premiums:
Direct premiums	$34.0	$67.6	$35.2
Reinsurance assumed	0.1	—	0.1
Reinsurance ceded	(0.2)	(0.3)	(0.3)
Net premiums	$33.9	$67.3	$35.0

12.                               Commitments and Contingent Liabilities

Leases

All of the Company’s expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by ING North America Insurance Corporation as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2011, 2010, and 2009, rent expense for leases was $5.0, $4.0, and $5.1, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield.  The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost.  Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2011 and 2010, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $536.4 and $336.3, respectively.

Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements (“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA.  The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate.  As of December 31, 2011 and 2010, the Company held $110.0 and $4.7, of cash collateral, respectively, which was included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets. In addition, as of December 31, 2011 and 2010, the Company delivered collateral of $77.9 and $93.8, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/ arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters

As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry.  These currently include an inquiry regarding the Company’s policy for correcting errors made in processing trades for ERISA plans or

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

plan participants.  Some of these investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of the investigations, examinations, audits, inquiries and any such regulatory action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, additional payments to plans or participants, disgorgement, settlement payments, penalties, fines, and other financial liability and changes to the Company’s policies and procedures, the financial impact of which cannot be estimated at this time, but management does not believe will have a material adverse effect on the Company’s financial position or results of operations.  It is the practice of the Company and its affiliates to cooperate fully in these matters.

13.                               Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of AOCI as of December 31, 2011, 2010, and 2009.

	2011	2010	2009
Fixed maturities	$1,518.7	$933.8	$133.4
Equity securities, available-for-sale	13.1	21.0	12.8
Derivatives	173.7	0.5	—
DAC/VOBA adjustment on available-for-sale securities	(801.7)	(461.7)	(88.8)
Sales inducements adjustment on available-for-sale securities	—	(0.3)	0.2
Premium deficiency reserve adjustment	(64.8)	(61.0)	—
Other investments	—	0.1	—
Unrealized capital gains, before tax	839.0	432.4	57.6
Deferred income tax asset / liability	(233.0)	(114.4)	(63.9)
Unrealized capital gains, after tax	606.0	318.0	(6.3)
Pension and other post-employment benefits liability, net of tax	(15.7)	(13.5)	(8.7)
Accumulated other comprehensive income (loss)	$590.3	$304.5	$(15.0)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, net of DAC, VOBA, and tax, related to changes in unrealized capital gains (losses) on securities, including securities pledged, were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Fixed maturities	$563.6	$813.1	$1,734.4
Equity securities, available-for-sale	(7.9)	8.2	20.2
Derivatives	173.2	0.5	—
DAC/VOBA adjustment on available-for-sale securities	(340.0)	(372.9)	(873.7)
Sales inducements adjustment on available-for-sale securities	0.3	(0.5)	(2.2)
Premium deficiency reserve adjustment	(3.8)	(61.0)	—
Other investments	(0.1)	0.1	0.3
Change in unrealized gains on securities, before tax	385.3	387.5	879.0
Deferred income tax asset/liability	(111.1)	(54.9)	(239.1)
Change in unrealized gains on securities, after tax	274.2	332.6	639.9

Change in other-than-temporary impairment losses, before tax	21.3	(12.7)	(46.7)
Deferred income tax asset/liability	(7.5)	4.4	16.3
Change in other-than-temporary impairment losses, after tax	13.8	(8.3)	(30.4)

Pension and other post-employment benefit liability, before tax	(3.4)	(7.4)	13.5
Deferred income tax asset/liability	1.2	2.6	(4.2)
Pension and other post-employment benefit liability, after tax	(2.2)	(4.8)	9.3

Net change in unrealized gains, after tax	$285.8	$319.5	$618.8

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Changes in unrealized capital gains on securities, including securities pledged and noncredit impairments, as recognized in AOCI, reported net of DAC, VOBA, and income taxes, were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Net unrealized capital holding gains arising during the period(1)	$344.5	$284.8	$587.5
Reclassification adjustment for gains (losses) and other items included in Net income (loss)(2)	(78.5)	(29.2)	(16.3)
Change in deferred tax asset valuation allowance	22.0	68.7	38.3
Net change in unrealized capital gains on securities	$288.0	$324.3	$609.5

(1)         Pretax unrealized capital holding gains (losses) arising during the year were $526.8, $417.6, and $856.4, for the years ended December 31, 2011, 2010, and 2009, respectively.

(2)         Pretax reclassification adjustments for gains (losses) and other items included in Net income (loss) were $120.0, $42.8, and $23.7, for the years ended December 31, 2011, 2010, and 2009, respectively.

The reclassification adjustments for gains (losses) and other items included in Net income (loss) in the above table are generally determined by FIFO methodology.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2011	First	Second	Third	Fourth
Total revenue	$594.0	$632.0	$538.1	$544.9
Income (loss) before income taxes	170.9	162.3	(26.2)	33.4
Income tax expense (benefit)	84.2	43.6	(108.0)	(16.0)
Net income	$86.7	$118.7	$81.8	$49.4

2010	First	Second	Third	Fourth
Total revenue	$520.6	$542.4	$549.5	$613.5
Income before income taxes	104.9	78.4	127.2	267.2
Income tax expense (benefit)	14.0	34.7	(8.8)	100.9
Net income	$90.9	$43.7	$136.0	$166.3

Form No. SAI.75962-12	ILIAC Ed. April 2012

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
	(1)	Included in Part A:
Condensed Financial Information
	(2)	Included in Part B:
Financial Statements of Variable Annuity Account C:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2011
		-	Statements of Operations for the year ended December 31, 2011
		-	Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Balance Sheets as of December 31, 2011 and 2010
		-	Consolidated Statements of Operations for the years ended December 31,
2011, 2010 and 2009
		-	Consolidated Statements of Comprehensive Income for the years ended ended December 31, 2011, 2010 and 2009
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2011, 2010 and 2009
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2011, 2010 and 2009
		-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)		Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File
No. 033-75986), as filed on April 22, 1996.
	(2)		Not Applicable
	(3.1)		Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No.
033-81216), as filed on April 11, 2006.
	(3.2)		Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by
reference to Post-Effective Amendment No. 34 to Registration Statement on
Form N-4 (File No. 033-75996), as filed on December 20, 2006.
	(3.3)		Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ING Life Insurance and Annuity Company •
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.4)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ING Life Insurance and Annuity
Company • Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-167680), as filed on February
11, 2011.
(4.1)	Variable Annuity Contract (G-TDA-HH(XC/M)) • Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on April 17, 1996.
(4.2)	Variable Annuity Contract (G-TDA-HH(XC/S)) • Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on April 17, 1996.
(4.3)	Variable Annuity Certification (GTCC-HH(XC/M)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4
(File No. 033-75962), as filed on April 17, 1998.
(4.4)	Endorsement E-403bR-09 to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Certificate GTCC-HH(XC/M) • Incorporated by reference to
Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on April 9, 2009.
(4.5)	Endorsement E-403bTERM-08 to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Certificate GTCC-HH(XC/M) • Incorporated by reference to
Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on April 9, 2009.
(4.6)	Variable Annuity Certificate (GTCC-HH(XC/S)) • Incorporated by reference to
Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on April 17, 1998.
(4.7)	Endorsement (EGET-IC(R)NY) to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) • Incorporated by reference to Post-Effective Amendment
No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as filed on
April 12, 1996.
(4.8)	Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M) • Incorporated
by reference to Post-Effective Amendment No. 11 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on April 14, 1997.
(4.9)	Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S) • Incorporated
by reference to Post-Effective Amendment No. 11 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on April 14, 1997.
(4.10)	Endorsement (EGAA(5/98) NY) to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) •
Incorporated by reference to Post-Effective Amendment No. 14 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1998.

(4.11)	Endorsement (EG403-GIE-98)-XC to Contract G-TDA-HH(XC/M) and
Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective
Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107),
as filed on September 10, 1998.
(4.12)	Endorsement (EG403-GI-98) to Contract G-TDA-HH(XC/M) and Certificate
GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment
No. 15 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
September 15, 1998.
(4.13)	Endorsement (EGET-99) to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7,
1999.
(4.14)	Endorsement (ENYS-XC/M-00) to Contract G-TDA-HH(XC/M) and Certificate
G-TDA-HH(XC/M) • Incorporated by reference to Post-Effective Amendment
No. 22 to Registration Statement on Form S-1 (File No. 033-75962), as filed on
April 13, 2000.
(4.15)	Endorsement (ENYS-XC/S-00) to Contract G-TDA-HH(XC/S) and Certificate
G-TDA-HH(XC/S) • Incorporated by reference to Post-Effective Amendment
No. 22 to Registration Statement on Form S-1 (File No. 033-75962), as filed on
April 13, 2000.
(4.16)	Endorsement (EGSF-IB(XC/M)) to Contract G-TDA-HH(XC/M) and Certificate
GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment
No. 25 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
December 6, 2000.
(4.17)	Endorsement (EGAA-ID(XC)) to Contract G-TDA-HH(XC/S) and Certificate
GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No.
25 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
December 6, 2000.
(4.18)	Endorsement EDSC-94(XC/M) to Contract G-TDA-HH(XC/M) and Certificate
GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment
No. 26 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
December 13, 2000.
(4.19)	Endorsement (ENYS-AR-01) to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) •
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(4.20)	Endorsement EEGTRRA-HEG(01) to Contracts G-TDA-HH(XC/M) and G-
TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-
HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8,
2002.

(4.21)	Endorsement E-LOANSBA(1/02) to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) •
Incorporated by reference to Post-Effective Amendment No. 39 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on December 17, 2004.
(4.22)	Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by
reference to Post-Effective Amendment No. 39 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on December 17, 2004.
(4.23)	Endorsements ENMCHG(05/02) and ENMCHG1(05/02) for name change •
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(4.24)	Roth 403(b) Endorsement - E-ROTH403B-M-05 to Contract G-TDA-HH(XC/M)
and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective
Amendment No. 43 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on April 11, 2006.
(4.25)	Roth 403(b) Endorsement - E-ROTH403B-S-05 to Contract G-TDA-HH(XC/S)
and Certificate GTCC-HH(XC/S) • Incorporated by reference to Post-Effective
Amendment No. 43 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on April 11, 2006.
(4.26)	Endorsement E-NYSUT-DSC-08 • Incorporated by reference to Post-Effective
Amendment No. 52 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on April 10, 2008.
(4.27)	Endorsement E-NYSUTDB-06 • Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on September 27, 2006.
(4.28)	Endorsement E-LNDFLT (1/04) to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) •
Incorporated by reference to Post-Effective Amendment No. 48 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2007.
(4.29)	Endorsement ENYSTINTM (9/04) to Contract G-TDA-HH(XC/M) and Contract
Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective
Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on April 10, 2007.
(4.30)	Endorsement ENYSTINTS (9/04) to Contract G-TDA-HH(XC/S) and Contract
Certificate GTCC-HH(XC/S) • Incorporated by reference to Post-Effective
Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on April 10, 2007.
(4.31)	Endorsement ENYSUTBEN 97 to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Contract Certificate GTCC-HH(XC/S) • Incorporated by
reference to Post-Effective Amendment No. 48 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on April 10, 2007.

(4.32)	Endorsement NYOPSC-09 Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) •
Incorporated by reference to Post-Effective Amendment No. 57 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 5, 2011.
(4.33)	Endorsement E-DOMA-10 to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) •
Incorporated by reference to Post-Effective Amendment No. 57 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 5, 2011.
(4.34)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (MGWB)-(E-
MGWB-07) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and
Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by
reference to Post-Effective Amendment No. 51 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on July 27, 2007.
(4.35)	Rider Schedule to Minimum Guaranteed Withdrawal Benefit (E-MGWB-07
SCH) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract
Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(5.1)	Variable Annuity Contract Application (300-GTD-NY(5/98)) • Incorporated by
reference to Post-Effective Amendment No. 15 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on September 15, 1998.
(5.2)	Opportunity Plus Application 300-TDA-HH 09 (XC) • Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4
(File No. 033-75962), as filed on April 5, 2011.
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1,
2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company Annual Report on Form 10-K (File
No. 033-23376), as filed on March 31, 2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007 • Incorporated by reference to the ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
(7)	Not Applicable

(8.1)	(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM
Equity Funds (renamed Invesco Equity Funds), AIM Distributors, Inc. (renamed
Invesco Distributors, Inc.), and Aetna Life Insurance and Annuity Company
(renamed ING Life Insurance and Annuity Company) and amended on January 1,
2003 • Incorporated by reference to Initial Registration Statement on Form N-4
(File No. 333-105479), as filed on May 22, 2003, and by reference to Post-
Effective Amendment No. 2 (File No. 333-105479), as filed on April 21, 2004.
(8.2)	(Retail) Second Amendment dated March 31, 2011 to Participation Agreement dated as of October 1, 2000 by and among ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company
of New York and Invesco Distributors, Inc. (f/k/a A I M Distributors, Inc.) and
amended on January 1, 2003
(8.3)	(Retail) Third Amendment dated January 1, 2012 to Participation Agreement dated as of October 1, 2000 by and among ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company
of New York and Invesco Distributors, Inc. (f/k/a A I M Distributors, Inc.) and
amended on January 1, 2003 and March 31, 2011
(8.4)	Fund Participation Agreement dated June 30, 1998 by and among AIM Variable
Insurance Funds, Inc. (renamed Invesco Variable Insurance Funds, Inc.), A I M
Distributors, Inc. (renamed Invesco Distributors, Inc.) and Aetna Life Insurance and Annuity Company (renamed ING Life Insurance and Annuity Company) and amended on October 1, 2000, November 17, 2000 and July 12, 2002 •
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998, and by reference to Post-Effective Amendment No. 24 (File No. 333-01107), as filed on
April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No.
033-75988), as filed on April 13, 2004.
(8.5)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and
Annuity Company and AIM Advisors, Inc. and amended on October 1, 2000 •
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998, and by reference to Pre-Effective Amendment No 1 (File No. 333-49176), as filed on
November 30, 2000.
(8.6)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.

(8.7)	(Retail) Amended and Restated Selling and Services Agreement and Fund
Participation Agreement entered into as of May 1, 2008 between ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger
& Company, Incorporated and amended on February 5, 2009 and October 1,
2009 • Incorporated by reference to Post-Effective Amendment No. 54 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9,
2009, and by reference to Post-Effective Amendment No. 56 (File No. 333-
01107), as filed on December 18, 2009.
(8.8)	(Retail) Third Amendment dated July 8, 2011 to the Amended and Restated
Selling and Services Agreement and Participation Agreement dated as of May 1,
2008 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLP, ING Financial Advisers, LLC and Fred Alger &
Company, Incorporated and amended on February 5, 2009 and October 1, 2009
(8.9)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fred Alger & Company, Incorporated, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. • Incorporated by reference to
Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on April 9, 2009.
(8.10)	(Retail) Selling and Services Agreement and Fund Participation Agreement
between ING Life Insurance and Annuity Company and Saturna Brokerage
Services Inc. (Amana Funds) • Incorporated by reference to Post-Effective
Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107),
as filed on August 18, 2008.
(8.11)	Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services,
Inc. (Amana Funds), ING Life Insurance and Annuity Company, ING National
Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 53 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.
(8.12)	(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna
Life Insurance and Annuity Company, American Century Services Corporation
and American Century Investment Services, Inc. and amended on November 7,
2003, October 1, 2004 and April 1, 2007 • Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 13, 2000, and by reference to Post-Effective
Amendment No. 37 (File No. 033-75962), as filed on April 13, 2004, and by reference to Post-Effective Amendment No. 48 (File No. 033-75962), as filed on
April 10, 2007, and by reference to Post-Effective Amendment No. 10 (File No.
333-105479), as filed on April 11, 2008.

(8.13)	(Retail) Novation Agreement dated February 16, 2010 to Fund Participation
Agreement dated as of July 1, 2000 between American Century Investment
Services, Inc., American Century Services, LLC and ING Life Insurance and
Annuity Company
(8.14)	Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16,
2007 between American Century Investment Services, Inc., ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.15)	(Retail) Participation Agreement dated as of January 1, 2003 by and among ING
Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, American Funds Distributors,
Inc. and American Funds Service Company and amended on January 3, 2006,
November 1, 2006, February 1, 2007, October 1, 2008, January 30, 2009, May 1,
2009, December 1, 2010 • Incorporated by reference to Post-Effective
Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107),
as filed on December 16, 2005, and by reference to Post-Effective Amendment
No. 47 (File No. 033-75962), as filed on November 21, 2006, and by reference to
Post-Effective Amendment No. 46 (File No. 333-01107), as filed on February 15,
2008, and by reference to Post-Effective Amendment No. 54 (File No. 333-
01107), as filed on November 18, 2008, and by reference to Post-Effective
Amendment No. 54 (File No. 033-75962), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 55 (File No. 033-75962), as filed on
April 8, 2010, and by reference to Post-Effective Amendment No. 1 (File No.
333-167680), as filed on February 11, 2011, and by reference to Post-Effective
Amendment No. 58 (File No. 033-75962), as filed on December 16, 2011.
(8.16)	(Retail) Selling Group Agreement among American Funds Distributors, Inc. and
Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4
(File No. 333-01107), as filed on December 16, 2005.
(8.17)	(Retail) Supplemental Selling Group Agreement by and among American Funds
Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 •
Incorporated by reference to Post-Effective Amendment No. 42 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.18)	(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling
Group Agreement dated June 30, 2000 and effective January 1, 2003 between
American Funds Distributors, Inc. and ING Financial Advisers, LLC •
Incorporated by reference to Post-Effective Amendment No. 42 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.19)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. • Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.20)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
October 5, 2006 among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC and BlackRock Distributors, Inc. and amended on July
21, 2010 • Incorporated by reference to Post-Effective Amendment No. 54 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9,
2009, and by reference to Post-Effective Amendment No. 58 (File No. 333-
01107), as filed on December 3, 2010.
(8.21)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16,
2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment
No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
April 9, 2009.
(8.22)	Fund Participation Agreement dated December 1, 1997 among Calvert
Responsibly Invested Balanced Portfolio, Calvert Asset Management Company,
Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 19, 1998.
(8.23)	Service Agreement dated December 1, 1997 between Calvert Asset Management
Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated
by reference to Post-Effective Amendment No. 8 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 19, 1998.
(8.24)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company
of New York, Security Life of Denver Insurance Company and Systematized
Benefits Administrators Inc. • Incorporated by reference to Post-Effective
Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on June 15, 2007.

(8.25)	Amended and Restated Participation Agreement as of June 26, 2009 by and
among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products
Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund
IV and Variable Insurance Products Fund V and amended on June 26, 2009 •
Incorporated by reference to Post-Effective Amendment No. 56 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.26)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING
Life Insurance and Annuity Company, Variable Insurance Products Fund,
Variable Insurance Products Fund I, Variable Insurance Products Fund II,
Variable Insurance Product Fund V and Fidelity Distributors Corporation •
Incorporated by reference to Post-Effective Amendment No. 51 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.
(8.27)	Service Agreement effective as of June 1, 2002 by and between Fidelity
Investments Institutional Operations Company, Inc. and ING Financial Advisers,
LLC and amended on April 1, 2005 and April 1, 2006 • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on
Form N-4 (File No. 033-75988), as filed on August 5, 2004, and by reference to
Post-Effective Amendment No. 47 (File No. 033-75962), as filed on November
21, 2006.
(8.28)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation • Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on August 5, 2004.
(8.29)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.30)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc. and amended on June 5, 2007 • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4
(File No. 333-85618), as filed on February 1, 2007, and by reference to Pre-
Effective Amendment No. 1 (File No. 333-139695), as filed on July 6, 2007.

(8.31)	Amendment No. 2 dated November 17, 2011 to Amended and Restated
Participation Agreement dated December 30, 2005 by and among Franklin
Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors,
Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. and amended on June 5, 2007
(8.32)	Amended and Restated Administrative Services Agreement dated October 3,
2005 between Franklin Templeton Services, LLC, ING Life Insurance and
Annuity Company, ING Insurance Company of America, ING USA Annuity and
Life Insurance Company and ReliaStar Life Insurance Company • Incorporated
by reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.33)	Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative
Services Agreement dated October 3, 2005 by and among Franklin Templeton
Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar
Life Insurance Company of New York
(8.34)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company and ReliaStar Life Insurance Company of New York •
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.35)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING
Investors Trust) and Directed Services, Inc. and amended on October 9, 2006 •
Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-1A (File No. 033-23512), as filed on August 1, 2003, and by reference to Post-Effective Amendment No. 47 (File No. 033-75962), as filed on November 21, 2006.
(8.36)	Participation Agreement dated as of November 28, 2001 among Portfolio
Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment
Services, LLC and amended on March 5, 2002, May 1, 2003, November 1, 2004,
April 29, 2005, August 31, 2005, December 7, 2005 and April 28, 2006 •
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002, and by reference to Post-Effective Amendment No. 28 (File No. 033-75988), as filed on
April 10, 2003, and by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-1A (File No. 333-32575), as filed on April 1,
2005, and by reference to Post-Effective Amendment No. 32 (File No. 033-
81216), as filed on April 11, 2006, and by reference to Initial Registration
Statement (File No. 333-134760), as filed on June 6, 2006.

(8.37)	Shareholder Servicing Agreement (Service Class Shares) dated as of November
27, 2001 between Portfolio Partners, Inc. (renamed ING Partners, Inc. effective
May 1, 2002) and Aetna Life Insurance and Annuity Company (renamed ING
Life Insurance and Annuity Company) and amended on March 5, 2002, May 1,
2003, November 1, 2004, April 29, 2005, December 7, 2005 and April 28, 2006 •
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002, and by reference to Post-Effective Amendment No. 30 (File No. 033-75962), as filed on
April 8, 2002, and by reference to Post-Effective Amendment No. 28 (File No.
033-75988), as filed on April 10, 2003, and by reference to Post-Effective
Amendment No. 32 (File No. 033-81216), as filed on April 11, 2006, and by reference to Initial Registration Statement (File No. 333-134760), as filed on June
6, 2006.
(8.38)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and
Aeltus Investment Management, Inc. and amended on November 9, 1998,
December 31, 1999, February 11, 2000, May 1, 2000, February 27, 2001 and
June 19, 2001 • Incorporated by reference to Registration Statement on Form N-4
(File No. 333-56297), as filed on June 8, 1998, and by reference to Post-Effective
Amendment No. 2 (File No. 333-56297), as filed on December 14, 1998, and by reference to Post-Effective Amendment No. 19 (File No. 333-01107), as filed on
February 16, 2000, and by reference to Post-Effective Amendment No. 20 (File
No. 333-01107), as filed on April 4, 2000, and by reference to Post-Effective
Amendment No. 24 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on
April 13, 2004.
(8.39)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund,
Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series and amended on
November 4, 1998, February 11, 2000, May 1, 2000 and June 26, 2001 •
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
56297), as filed on June 8, 1998, and by reference to Post-Effective Amendment
No. 2 (File No. 333-56297), as filed on December 14, 1998, and by reference to
Post-Effective Amendment No. 20 (File No. 333-01107), as filed on April 4,
2000, and by reference to Post-Effective Amendment No. 32 (File No. 033-
75988), as filed on April 13, 2004.

(8.40)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust (renamed ING Variable Products Trust), Aetna Life Insurance and
Annuity Company (renamed ING Life Insurance and Annuity Company) and
ING Pilgrim Securities, Inc. and amended on August 30, 2002 • Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on July 13, 2001, and by reference to
Post-Effective Amendment No. 28 (File No. 033-75988), as filed on April 10,
2003.
(8.41)	Administrative and Shareholder Services Agreement dated April 1, 2001 between
ING Funds Services, LLC and ING Life Insurance and Annuity Company
(Administrator for ING Variable Products Trust) • Incorporated by reference to
Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File
No. 033-75988), as filed on April 10, 2003.
(8.42)	(Retail) Fund Participation Agreement dated January 29, 2001 by and among
Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. •
Incorporated by reference to Post-Effective Amendment No. 41 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 8, 2008.
(8.43)	(Retail) Selling and Services Agreement dated January 29, 2001 by and among
Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company
and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective
Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-75988),
as filed on April 8, 2008.
(8.44)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment
No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
June 15, 2007.
(8.45)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett
Series Fund, Inc. and Aetna Life Insurance and Annuity Company and amended on April 30, 2009 (effective as of May 1, 2005) • Incorporated by reference to
Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on October 26, 2001, and by reference to Post-Effective
Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.
(8.46)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and
Aetna Life Insurance and Annuity Company and amended n April 30, 2009
(effective as of May 1, 2005) • Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107),
as filed on October 26, 2001, and by reference to Post-Effective Amendment No.
56 (File No. 333-01107), as filed on December 18, 2009.

(8.47)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16,
2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment
No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
June 15, 2007.
(8.48)	(Retail) Fund Participation Agreement dated August 15, 2000 between
Oppenheimer and Aetna Life Insurance and Annuity Company • Incorporated by
reference to Post-Effective Amendment No. 23 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 13, 2000.
(8.49)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company
of New York, Security Life of Denver Insurance Company and Systematized
Benefits Administrators Inc. • Incorporated by reference to Post-Effective
Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on June 15, 2007.
(8.50)	(Retail) Selling and Services Agreement and Fund Participation Agreement as of
October 15, 2009 and amended on June 4, 2010 by and among ING Life
Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING
Financial Advisers, LLC, Pax World Funds Series Trust I and ALPS Distributors,
Inc., • Incorporated by reference to Post-Effective Amendment No. 56 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on December
18, 2009, and by reference to Post-Effective Amendment No. 58 (File No. 033-
75962), as filed on December 16, 2011.
(8.51)	Rule 22c-2 Agreement dated October 15, 2009 between ALPS Distributors, Inc.,
ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment
No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 18, 2009.
(8.52)	Selling and Services Agreement and Fund Participation Agreement dated January
17, 2011 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC and USAA
Investment Management Company • Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680),
as filed on February 11, 2011.

(8.53)	Rule 22c-2 Agreement dated January 17, 2011 among USAA Mutual Funds
Trust, ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver Life
Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.
(8.54)	(Retail) Consent to Assign Certain Agreement(s) agreed and accepted as of April
8, 2005 between Wells Fargo Funds Distribution, LLC, Wells Fargo Funds
Management, LLC and ING Life Insurance and Annuity Company •
Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 12, 2007.
(8.55)	(Retail) Participation Agreement dated August 19, 2002 by and among Strong
Investor Services, Inc., Strong Investments, Inc. and ING Life Insurance and
Annuity Company and amended on October 30, 2006, August 1, 2007 and April
1, 2008 • Incorporated by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 12,
2007, and by reference to Post-Effective Amendment No. 10 (File No. 333-
105479), as filed on April 11, 2008, and by reference to Post-Effective
Amendment No. 12 (File No. 333-105479), as filed on April 9, 2010.
(8.56)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16,
2007 between Wells Fargo Funds Distributor, LLC, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Life Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 10 to Registration Statement on Form N-4 (File No.
333-105479), as filed on April 11, 2008.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor

Patrick G. Flynn	Amstelveenseweg 500	Director and Chairman
1081 KL Amsterdam
The Netherlands
Mary (Maliz) E. Beams	One Orange Way	Director and President
Windsor, CT 06095-4774

Name	Principal Business Address	Positions and Offices with Depositor
Donald W. Britton	20 Washington Avenue South	Director
Minneapolis, Minnesota 55401
Alain M. Karaoglan	230 Park Avenue	Director
New York, NY 10169
Robert G. Leary	230 Park Avenue	Director
New York, NY 10169
Rodney O. Martin	230 Park Avenue	Director
New York, NY 10169
Michael S. Smith	1475 Dunwoody Drive	Director
West Chester, PA 19380
Ewout L. Steenbergen	230 Park Avenue	Director, Executive Vice President and
	New York, NY 10169	Chief Financial Officer
Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390
Brian D. Comer	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Ralph Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Mark B. Kaye	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Richard T. Mason	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Gilbert E. Mathis	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Steven T. Pierson	5780 Powers Ferry Road, N.W.	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Prakash Shimpi	230 Park Avenue	Senior Vice President
New York, NY 10169
Ida I. Colón-Perez	One Orange Way	Vice President and Chief Compliance
	Windsor, CT 06095-4774	Officer
Megan A. Huddleston	One Orange Way	Secretary
Windsor, CT 06095-4774
* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 7 to Registration
Statement on Form N-6 for Security Life Separate Account L1 of Security Life of Denver
Insurance Company (File No. 333-147534), as filed with the Securities and Exchange
Commission on April 3, 2012.

Item 27. Number of Contract Owners

As of February 29, 2012, there were 638,867 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America
Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc.
and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a.
“Financial Institutional Bond”).

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life
Insurance and Annuity Company (ILIAC), Variable Annuity Account C of ILIAC,
Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial
Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar
Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar
Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account
(a separate account of RLIC registered as a unit investment trust under the 1940 Act) (v)
ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a
management investment company registered under the 1940 Act), (vi) ReliaStar Life
Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a
management investment company registered under the 1940 Act), (vii) ReliaStar Life
Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance
Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter

Ronald R. Barhorst	One Orange Way	Director and President
Windsor, CT 06095-4774

Brian D. Comer	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774

Karl S. Lindberg	909 Locust Street	Director
Des Moines, IA 50309

Carol Stern	4550 North Park Avenue	Director
Chevy Chase, MD 20815

Ida I. Colón-Perez	One Orange Way	Chief Compliance Officer
Windsor, CT 06095-4774
Kristin H. Hultgren	One Orange Way	Chief Financial Officer
Windsor, CT 06095-4774

Brian Wilson	One Orange Way	Assistant Chief Financial Officer
Windsor, CT 06095-4774

Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390

William S. Jasien	12701 Fair Lakes Circle, Suite 470	Senior Vice President
Fairfax, VA 22033

M. Bishop Bastien	1474 Stone Point Drive, Suite 129	Vice President
Roseville, CA 95661

Nancy B. Boccella	One Orange Way	Vice President
Windsor, CT 06095-4774

Dianne C. Bogoian	One Orange Way	Vice President
Windsor, CT 06095-4774

Anthony V. Camp, Jr.	One Orange Way	Vice President
Windsor, CT 06095-4774

Mary K. Carey-Reid	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy D. Clifford	One Orange Way	Vice President
Windsor, CT 06095-4774

Christopher Cokinis	909 Locust Street	Vice President
Des Moines, IA 50309

William P. Elmslie	One Orange Way	Vice President
Windsor, CT 06095-4774

Joseph J. Elmy	5780 Powers Ferry Road, N.W.	Vice President, Tax
Atlanta, GA 30327-4390

Name	Principal Business Address	Positions and Offices with Underwriter

Ronald R. Barhorst	One Orange Way	Director and President
Windsor, CT 06095-4774

Brian D. Comer	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774

David Kaherl	One Orange Way	Vice President
Windsor, CT 06095-4774

David A. Kelsey	One Orange Way	Vice President
Windsor, CT 06095-4774

Barbara J. Kesterson	909 Locust Street	Vice President
Des Moines, IA 50309

George D. Lessner, Jr.	15455 North Dallas Parkway	Vice President
Suite 1250
Addison, TX 75001

Katherine E. Lewis	10700 West Research Drive	Vice President
Suite 190
Milwaukee, WI 53226

David J. Linney	2900 North Loop West, Suite 180	Vice President
Houston, TX 77092

Frederick C. Litow	5780 Powers Ferry Road, N.W.	Vice President
Atlanta, GA 30327-4390

Richard T. Mason	One Orange Way	Vice President
Windsor, CT 06095-4774

Brian J. Murphy	One Orange Way	Vice President
Windsor, CT 06095-4774

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Vice President and Treasurer
Atlanta, GA 30327-4390

Ethel Pippin	One Orange Way	Vice President
Windsor, CT 06095-4774

Michael J. Pise	One Orange Way	Vice President
Windsor, CT 06095-4774

Christina Rust	One Orange Way	Vice President
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Frank W. Snodgrass	9020 Overlook Blvd.	Vice President
Brentwood, TN 37027

Christina M. Starks	2000 21st Avenue NW	Vice President
Minot, North Dakota 58703

Name	Principal Business Address	Positions and Offices with Underwriter

Terran Titus	One Orange Way	Vice President
Windsor, CT 06095-4774

S. Bradford Vaughan, Jr.	520 Pike Street, Suite 2510	Vice President
Seattle, WA 98101

Judeen T. Wrinn	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy S. Stillman	One Orange Way	Assistant Vice President
Windsor, CT 06095-4774

Megan A. Huddleston	One Orange Way	Secretary
Windsor, CT 06095-4774

Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Melissa A. O’Donnell	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Jennifer M. Ogren	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Randall K. Price	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Susan M. Vega	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Barry Eidex	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

Terry L. Owens	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial				$56,593,822.08
Advisers, LLC

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity
Company during 2011.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way,
Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, NW,
Atlanta, Georgia 30327-4390.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are located at the offices of the Depositor as follows:

ING Americas 20 Washington Avenue South Minneapolis, MN 55401

ING Americas 5780 Powers Ferry Road Atlanta, GA 30327-4390

ING Life Insurance and Annuity Company One Orange Way, C2N Windsor, CT 06095-4774

Service Center 22 Century Hill Drive Suite 101 Latham, NY 12110-2455

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of
Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Council of Life Insurance; SEC
No-Action letter, [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 033-75962) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of
Windsor, State of Connecticut, on the 3rd day of April, 2012.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

	By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

	By:	Mary (Maliz) E. Beams*
Mary (Maliz) E. Beams
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 59 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title			Date

Mary (Maliz) E. Beams*	Director and President		)
Mary (Maliz) E. Beams	(principal executive officer))
)
Patrick G. Flynn*	Director and Chairman		)	April
Patrick G. Flynn			)	3, 2012
)
Donald W. Britton*	Director		)
Donald W. Britton			)
)
Alain M. Karaoglan*	Director		)
Alain M. Karaoglan			)
)
Robert G. Leary*	Director		)
Robert G. Leary			)
)

	Rodney O. Martin*	Director	)
	Rodney O. Martin		)
)
	Michael S. Smith*	Director	)
	Michael S. Smith		)
)
	Ewout L. Steenbergen*	Director, Executive Vice President and Chief Financial	)
	Ewout L. Steenbergen	Officer	)
)
	Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
	Steven T. Pierson		)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C EXHIBIT INDEX

Exhibit No.	Exhibit

24(b)(8.2)	(Retail) Second Amendment dated March 31, 2011 to
Participation Agreement dated as of October 1, 2000 by and
among ING Life Insurance and Annuity Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New
York and Invesco Distributors, Inc. (f/k/a A I M Distributors,
	Inc.) and amended on January 1, 2003	__________

24(b)(8.3)	(Retail) Third Amendment dated January 1, 2012 to Participation
Agreement dated as of October 1, 2000 by and among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York and
Invesco Distributors, Inc. (f/k/a A I M Distributors, Inc.) and
	amended on January 1, 2003 and March 31, 2011	__________

24(b)(8.8)	(Retail) Third Amendment dated July 8, 2011 to the Amended
and Restated Selling and Services Agreement and Participation
Agreement dated as of May 1, 2008 by and between ING Life
Insurance and Annuity Company, ING Institutional Plan
Services, LLP, ING Financial Advisers, LLC and Fred Alger &
Company, Incorporated and amended on February 5, 2009 and
	October 1, 2009	__________

24(b)(8.13)	(Retail) Novation Agreement dated February 16, 2010 to Fund
Participation Agreement dated as of July 1, 2000 between
American Century Investment Services, Inc., American Century
	Services, LLC and ING Life Insurance and Annuity Company	__________

24(b)(8.31)	Amendment No. 2 dated November 17, 2011 to Amended and
Restated Participation Agreement dated December 30, 2005 by
and among Franklin Templeton Variable Insurance Products
Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance
and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Directed Services, Inc. and
	amended on June 5, 2007	__________

Exhibit No.	Exhibit

24(b)(8.33)	Amendment No. 1 dated May 17, 2006 to Amended and Restated
Administrative Services Agreement dated October 3, 2005 by and among Franklin Templeton Services, LLC, ING Life Insurance
and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company and ReliaStar Life
	Insurance Company of New York	________

24(b)(9)	Opinion and Consent of Counsel	________

24(b)(10)	Consent of Independent Registered Public Accounting Firm	________

24(b)(13)	Powers of Attorney	________